UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 - September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2021

Rydex Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	10
BASIC MATERIALS FUND	17
BIOTECHNOLOGY FUND	25
CONSUMER PRODUCTS FUND	32
ELECTRONICS FUND	40
ENERGY FUND	48
ENERGY SERVICES FUND	56
FINANCIAL SERVICES FUND	64
HEALTH CARE FUND	73
INTERNET FUND	80
LEISURE FUND	87
PRECIOUS METALS FUND	96
REAL ESTATE FUND	104
RETAILING FUND	111
TECHNOLOGY FUND	119
TELECOMMUNICATIONS FUND	127
TRANSPORTATION FUND	135
UTILITIES FUND	143
NOTES TO FINANCIAL STATEMENTS	151
OTHER INFORMATION	162
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	170
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	175
LIQUIDITY RISK MANAGEMENT PROGRAM	178

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2021

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Rydex Sector Funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2021.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19. The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Sector funds may not be suitable for all investors. Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the fund’s holdings in issuers within the same sector or industry. Certain of the sector funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. It is important to note that the Funds are not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2021

In the six months ending September 30, 2021, the equity market experienced a relatively steady upward climb that reversed amid seasonal pressures, inflation worry, and market uncertainty about the economic damage brought about by the potential emergence of new COVID variants.

Treasury yields posted their biggest rise in months following the Federal Open Market Committee (“FOMC”) meeting in September, at which Chair Powell noted that inflation would be higher and last longer than previously expected. The 10-year U.S. Treasury was still down slightly for the period.

Reports circulating in September about the inability of Evergrande, China’s second largest real estate development company, to repay an installment on its approximately $300 billion in debt sparked panic in credit markets in Asia. There was chatter about an Evergrande bankruptcy, a la Lehman Brothers, that would ignite a conflagration that could ravage China’s debt-reliant economy and spread across the world, triggering another global financial crisis. Others saw echoes of the collapse of Long-Term Capital Management, the highly leveraged hedge fund that collapsed in 1998 and required a bailout and debt rewind managed by the Federal Reserve (the “Fed”) to quell fears of a global financial meltdown.

As the month of September progressed and the Chinese government stepped in with liquidity and behind-the-scenes pressure on state-owned and state-backed enterprises to purchase Evergrande assets, tensions eased, but the question remains as to what ultimately will become of Evergrande. The most likely outcome is a “controlled fire” approach in which the government attempts to limit the contagion of Evergrande’s woes by propping up the company until its debts are restructured and reshuffled, its projects completed by others, and its properties sold off.

As Evergrande troubles captured the world’s attention, the September FOMC meeting made it clear that the Fed was not overly worried, at least not enough to push back its forecasted rate hikes. In fact, the tone of the meeting was somewhat hawkish, with the month’s Summary of Economic Projections revealing that half the committee members penciled in a rate hike for 2022. That would give them a policy option should elevated inflation turn out to be less temporary than expected. It also implies that a tapering of asset purchases would be completed sooner rather than later—a timetable corroborated when Chair Powell gave the strongest indication yet that tapering may start in November and for the first time suggested that asset purchases could conclude by mid-2022.

Markets reacted favorably to the Fed’s relatively sanguine view of the Evergrande situation, perhaps breathing a sigh of relief that it considers the problem insufficiently dangerous either to warrant action or to delay the normalization of rates in the United States. Interestingly, in place of several instances of the word “transitory” in the four previous FOMC press conference transcripts, the September transcript included no mention of the word, which may help explain the hawkish tilt to the meeting. Regarding the path for rates, half of FOMC members now see at least one hike in 2022, up from 39 percent in June. The median FOMC participant now sees in excess of six cumulative hikes through 2024, signaling an acknowledgement of intensifying supply side pressures and a labor market that could be at full employment within the next year.

For the six-month period ended September 30, 2021, the S&P 500® Index* returned 9.18%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.70%. The return of the MSCI Emerging Markets Index* was -3.45%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 1.88% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned 3.65%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI U.S. REIT Index is a free float market capitalization weighted index that is comprised of equity real estate investment trust (“REIT”) securities that belong to the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. REIT Index includes only REIT securities that are of reasonable size in terms of full and free float-adjusted market capitalization to ensure that the performance of the equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Consumer Discretionary Index is a sub-index of the S&P 500®. The Consumer Discretionary index includes companies in the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing.

S&P 500® Consumer Staples Index is a sub-index of the S&P 500®. The Consumer Staples index comprises companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food & drug retailing companies as well as hypermarkets and consumer super centers.

S&P 500® Energy Index is a sub-index of the S&P 500®. The Energy index comprises companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment and other energy-related equipment and services, including seismic data collection; companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels.

S&P 500® Financials Index is a sub-index of the S&P 500®. The Financials index contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment, and real estate, including REITs.

S&P 500® Health Care Index is a sub-index of the S&P 500®. The Health Care index encompasses two main industry groups. The first includes companies which manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The first group also includes companies operating in the health care technology industry. The second group includes companies primarily involved in the research, development, production and marketing of pharmaceuticals, biotechnology and life sciences products.

S&P 500® Industrials Index is a sub-index of the S&P 500®. The Industrials index includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace & defense, construction, engineering & building products, electrical equipment and industrial machinery; the provision of commercial services and supplies, including printing, environmental, office and security services; the provision of professional services, including employment and research & consulting services; or the provision of transportation services, including airlines, couriers, marine, road & rail and transportation infrastructure.

S&P 500® Information Technology Index is a sub-index of the S&P 500®. The Information Technology index covers the following general areas: technology software & services, including companies that primarily develop software in various fields such as the internet, applications, systems, databases management and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; secondly, technology hardware & equipment, including manufacturers and distributors of communications equipment, computers & peripherals, electronic equipment and related instruments; and thirdly, semiconductors & semiconductor equipment manufacturers.

S&P 500® Materials Index is a sub-index of the S&P 500®. The Materials index encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

S&P 500® Telecommunications Services Index is a sub-index of the S&P 500®. The Telecommunications Services index contains companies that provide communications services primarily through a fixed-line, cellular, wireless, high bandwidth and/or fiber optic cable network.

S&P 500® Utilities Index is a sub-index of the S&P 500®. The Utilities index encompasses those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2021 and ending September 30, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.36%	5.62%	$ 1,000.00	$ 1,056.20	$ 7.01
A-Class	1.61%	5.50%	1,000.00	1,055.00	8.29
C-Class	2.36%	5.09%	1,000.00	1,050.90	12.13
H-Class	1.60%	5.50%	1,000.00	1,055.00	8.24
Basic Materials Fund
Investor Class	1.35%	0.09%	1,000.00	1,000.90	6.77
A-Class	1.61%	(0.04%)	1,000.00	999.60	8.07
C-Class	2.36%	(0.42%)	1,000.00	995.80	11.81
H-Class	1.60%	(0.06%)	1,000.00	999.40	8.02
Biotechnology Fund
Investor Class	1.35%	6.57%	1,000.00	1,065.70	6.99
A-Class	1.61%	6.45%	1,000.00	1,064.50	8.33
C-Class	2.35%	6.05%	1,000.00	1,060.50	12.14
H-Class	1.61%	6.44%	1,000.00	1,064.40	8.33
Consumer Products Fund
Investor Class	1.35%	(2.65%)	1,000.00	973.50	6.68
A-Class	1.60%	(2.76%)	1,000.00	972.40	7.91
C-Class	2.35%	(3.14%)	1,000.00	968.60	11.60
H-Class	1.60%	(2.77%)	1,000.00	972.30	7.91
Electronics Fund
Investor Class	1.35%	4.70%	1,000.00	1,047.00	6.93
A-Class	1.61%	4.56%	1,000.00	1,045.60	8.26
C-Class	2.35%	4.17%	1,000.00	1,041.70	12.03
H-Class	1.60%	4.57%	1,000.00	1,045.70	8.21
Energy Fund
Investor Class	1.36%	12.70%	1,000.00	1,127.00	7.25
A-Class	1.60%	12.55%	1,000.00	1,125.50	8.53
C-Class	2.36%	12.15%	1,000.00	1,121.50	12.55
H-Class	1.61%	12.56%	1,000.00	1,125.60	8.58
Energy Services Fund
Investor Class	1.36%	3.29%	1,000.00	1,032.90	6.93
A-Class	1.60%	3.16%	1,000.00	1,031.60	8.15
C-Class	2.36%	2.80%	1,000.00	1,028.00	12.00
H-Class	1.60%	3.16%	1,000.00	1,031.60	8.15
Financial Services Fund
Investor Class	1.35%	11.24%	1,000.00	1,112.40	7.15
A-Class	1.60%	11.09%	1,000.00	1,110.90	8.47
C-Class	2.35%	10.67%	1,000.00	1,106.70	12.41
H-Class	1.60%	11.12%	1,000.00	1,111.20	8.47
Health Care Fund
Investor Class	1.36%	10.55%	1,000.00	1,105.50	7.18
A-Class	1.61%	10.40%	1,000.00	1,104.00	8.49
C-Class	2.36%	10.02%	1,000.00	1,100.20	12.43
H-Class	1.61%	10.37%	1,000.00	1,103.70	8.49

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.35%	(0.23%)	$ 1,000.00	$ 997.70	$ 6.76
A-Class	1.61%	(0.36%)	1,000.00	996.40	8.06
C-Class	2.36%	(0.73%)	1,000.00	992.70	11.79
H-Class	1.60%	(0.35%)	1,000.00	996.50	8.01
Leisure Fund
Investor Class	1.35%	(3.76%)	1,000.00	962.40	6.64
A-Class	1.60%	(3.88%)	1,000.00	961.20	7.87
C-Class	2.35%	(4.24%)	1,000.00	957.60	11.53
H-Class	1.60%	(3.89%)	1,000.00	961.10	7.87
Precious Metals Fund
Investor Class	1.25%	(11.78%)	1,000.00	882.20	5.90
A-Class	1.50%	(11.88%)	1,000.00	881.20	7.07
C-Class	2.25%	(12.22%)	1,000.00	877.80	10.59
H-Class	1.50%	(11.88%)	1,000.00	881.20	7.07
Real Estate Fund
A-Class	1.61%	9.64%	1,000.00	1,096.40	8.46
C-Class	2.36%	10.05%	1,000.00	1,100.50	12.43
H-Class	1.61%	9.64%	1,000.00	1,096.40	8.46
Retailing Fund
Investor Class	1.35%	(0.54%)	1,000.00	994.60	6.75
A-Class	1.61%	(0.69%)	1,000.00	993.10	8.04
C-Class	2.35%	(1.05%)	1,000.00	989.50	11.72
H-Class	1.60%	(0.71%)	1,000.00	992.90	7.99
Technology Fund
Investor Class	1.36%	9.38%	1,000.00	1,093.80	7.14
A-Class	1.61%	9.24%	1,000.00	1,092.40	8.44
C-Class	2.36%	8.83%	1,000.00	1,088.30	12.35
H-Class	1.61%	9.25%	1,000.00	1,092.50	8.45
Telecommunications Fund
Investor Class	1.35%	2.11%	1,000.00	1,021.10	6.84
A-Class	1.60%	1.97%	1,000.00	1,019.70	8.10
C-Class	2.35%	1.59%	1,000.00	1,015.90	11.88
H-Class	1.60%	2.00%	1,000.00	1,020.00	8.10
Transportation Fund
Investor Class	1.35%	(4.25%)	1,000.00	957.50	6.62
A-Class	1.60%	(4.37%)	1,000.00	956.30	7.85
C-Class	2.35%	(4.71%)	1,000.00	952.90	11.50
H-Class	1.60%	(4.37%)	1,000.00	956.30	7.85
Utilities Fund
Investor Class	1.36%	(0.90%)	1,000.00	991.00	6.79
A-Class	1.61%	(1.05%)	1,000.00	989.50	8.03
C-Class	2.35%	(1.42%)	1,000.00	985.80	11.70
H-Class	1.61%	(1.07%)	1,000.00	989.30	8.03

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.36%	5.00%	$ 1,000.00	$ 1,018.25	$ 6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Basic Materials Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Biotechnology Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Consumer Products Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Electronics Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Energy Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Energy Services Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Financial Services Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Health Care Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.35%	5.00%	$ 1,000.00	$ 1,018.30	$ 6.83
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Leisure Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Precious Metals Fund
Investor Class	1.25%	5.00%	1,000.00	1,018.80	6.33
A-Class	1.50%	5.00%	1,000.00	1,017.55	7.59
C-Class	2.25%	5.00%	1,000.00	1,013.79	11.36
H-Class	1.50%	5.00%	1,000.00	1,017.55	7.59
Real Estate Fund
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Retailing Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Technology Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Telecommunications Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Transportation Fund
Investor Class	1.35%	5.00%	1,000.00	1,018.30	6.83
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Utilities Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2021 to September 30, 2021.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
Bank of America Corp.	4.2%
JPMorgan Chase & Co.	4.2%
Wells Fargo & Co.	4.0%
Citigroup, Inc.	4.0%
U.S. Bancorp	3.2%
PNC Financial Services Group, Inc.	3.1%
Truist Financial Corp.	3.1%
Capital One Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.3%
SVB Financial Group	2.1%
Top Ten Total	33.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	5.62%	81.30%	11.73%	12.33%
A-Class Shares	5.50%	80.82%	11.35%	12.00%
A-Class Shares with sales charge‡	0.49%	72.24%	10.27%	11.46%
C-Class Shares	5.09%	79.48%	10.52%	11.17%
C-Class Shares with CDSC§	4.09%	78.48%	10.52%	11.17%
H-Class Shares**	5.50%	80.82%	11.35%	11.91%
S&P 500 Financials Index	11.34%	59.13%	16.64%	17.00%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
BANKING FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Banks - 90.8%
Bank of America Corp.	41,686	$1,769,571
JPMorgan Chase & Co.	10,654	1,743,953
Wells Fargo & Co.	36,488	1,693,408
Citigroup, Inc.	23,881	1,675,969
U.S. Bancorp	22,785	1,354,340
PNC Financial Services Group, Inc.	6,662	1,303,354
Truist Financial Corp.	21,858	1,281,972
Bank of New York Mellon Corp.	18,250	946,080
SVB Financial Group*	1,355	876,522
First Republic Bank	4,229	815,690
Fifth Third Bancorp	18,319	777,458
State Street Corp.	9,126	773,155
Huntington Bancshares, Inc.	44,230	683,796
Northern Trust Corp.	6,157	663,786
Regions Financial Corp.	30,732	654,899
Citizens Financial Group, Inc.	13,833	649,874
KeyCorp	30,004	648,686
M&T Bank Corp.	4,324	645,746
Signature Bank	2,145	584,041
Western Alliance Bancorporation	4,551	495,240
East West Bancorp, Inc.	6,201	480,826
Comerica, Inc.	5,918	476,399
Zions Bancorp North America	7,439	460,400
Toronto-Dominion Bank	6,881	455,178
Popular, Inc.	5,768	448,001
HDFC Bank Ltd. ADR	5,966	436,055
First Horizon Corp.	26,575	432,907
Royal Bank of Canada	4,344	432,141
Bank of Nova Scotia	7,002	430,833
ICICI Bank Ltd. ADR	22,453	423,688
HSBC Holdings plc ADR	16,042	419,498
Bank of Montreal	4,187	417,570
Commerce Bancshares, Inc.	5,938	413,760
First Citizens BancShares, Inc. — Class A	488	411,467
Cullen/Frost Bankers, Inc.	3,361	398,682
Pinnacle Financial Partners, Inc.	4,166	391,937
Canadian Imperial Bank of Commerce	3,454	384,430
Credit Suisse Group AG ADR[1]	38,897	383,524
Deutsche Bank AG*,1	29,927	380,073
UBS Group AG	23,801	379,388
Prosperity Bancshares, Inc.	5,291	376,349
Synovus Financial Corp.	8,430	369,993
First Financial Bankshares, Inc.	8,009	368,014
SouthState Corp.	4,648	347,066
Glacier Bancorp, Inc.	6,161	341,011
Bank OZK	7,896	339,370
PacWest Bancorp	7,410	335,821
Webster Financial Corp.	6,035	328,666
CIT Group, Inc.	6,241	324,220
UMB Financial Corp.	3,328	321,851
United Bankshares, Inc.	8,834	321,381
Wintrust Financial Corp.	3,895	313,041
Umpqua Holdings Corp.	14,998	303,709
Hancock Whitney Corp.	6,233	293,699
First Hawaiian, Inc.	9,668	283,756
BankUnited, Inc.	6,731	281,490
Ameris Bancorp	5,404	280,360
Home BancShares, Inc.	11,871	279,325
Community Bank System, Inc.	4,049	277,033
Bank of Hawaii Corp.	3,219	264,505
Associated Banc-Corp.	12,162	260,510
Simmons First National Corp. — Class A	8,745	258,502
BancorpSouth Bank	8,648	257,537
Independent Bank Group, Inc.	3,620	257,165
Texas Capital Bancshares, Inc.*	4,272	256,405
United Community Banks, Inc.	7,750	254,355
Silvergate Capital Corp. — Class A*	2,171	250,750
Columbia Banking System, Inc.	6,557	249,100
Old National Bancorp	14,367	243,521
Cadence BanCorp	10,783	236,795
Hilltop Holdings, Inc.	7,135	233,100
Fulton Financial Corp.	14,780	225,838
First Midwest Bancorp, Inc.	11,260	214,053
Total Banks		38,042,588

Savings & Loans - 3.9%
People’s United Financial, Inc.	22,971	401,303
New York Community Bancorp, Inc.	27,008	347,593
Sterling Bancorp	13,016	324,879
Pacific Premier Bancorp, Inc.	7,083	293,520
Investors Bancorp, Inc.	18,574	280,653
Total Savings & Loans		1,647,948

Diversified Financial Services - 2.9%
Capital One Financial Corp.	7,402	1,198,902

Insurance - 2.0%
Equitable Holdings, Inc.	16,701	495,017
Voya Financial, Inc.	5,979	367,051
Total Insurance		862,068

Total Common Stocks
(Cost $33,691,337)		41,751,506

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
BANKING FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$267,158	$267,158
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	103,805	103,805
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	103,805	103,805
Total Repurchase Agreements
(Cost $474,768)		474,768

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	545,742	545,742
Total Securities Lending Collateral
(Cost $545,742)		545,742

Total Investments - 102.0%
(Cost $34,711,847)		$42,772,016
Other Assets & Liabilities, net - (2.0)%		(858,182)
Total Net Assets - 100.0%		$41,913,834

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,751,506	$—	$—	$41,751,506
Repurchase Agreements	—	474,768	—	474,768
Securities Lending Collateral	545,742	—	—	545,742
Total Assets	$42,297,248	$474,768	$—	$42,772,016

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $524,102 of securities loaned (cost $34,237,079)	$42,297,248
Repurchase agreements, at value (cost $474,768)	474,768
Cash	5,875
Receivables:
Securities sold	568,805
Dividends	70,988
Fund shares sold	3,000
Foreign tax reclaims	226
Securities lending income	214
Total assets	43,421,124

Liabilities:
Payable for:
Fund shares redeemed	892,162
Return of securities lending collateral	545,742
Management fees	28,500
Transfer agent and administrative fees	9,020
Portfolio accounting fees	3,353
Distribution and service fees	2,775
Trustees’ fees*	308
Miscellaneous	25,430
Total liabilities	1,507,290
Commitments and contingent liabilities (Note 9)	—
Net assets	$41,913,834

Net assets consist of:
Paid in capital	$48,227,460
Total distributable earnings (loss)	(6,313,626)
Net assets	$41,913,834

Investor Class:
Net assets	$33,299,845
Capital shares outstanding	329,399
Net asset value per share	$101.09

A-Class:
Net assets	$4,681,264
Capital shares outstanding	51,689
Net asset value per share	$90.57
Maximum offering price per share (Net asset value divided by 95.25%)	$95.09

C-Class:
Net assets	$1,726,467
Capital shares outstanding	21,884
Net asset value per share	$78.89

H-Class:
Net assets	$2,206,258
Capital shares outstanding	25,052
Net asset value per share	$88.07

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $8,921)	$503,541
Interest	35
Income from securities lending, net	712
Total investment income	504,288

Expenses:
Management fees	180,904
Distribution and service fees:
A-Class	5,880
C-Class	8,360
H-Class	5,624
Transfer agent and administrative fees	58,934
Portfolio accounting fees	21,283
Professional fees	9,771
Custodian fees	2,681
Trustees’ fees*	1,793
Miscellaneous	13,023
Total expenses	308,253
Net investment income	196,035

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,341,466)
Net realized loss	(1,341,466)
Net change in unrealized appreciation (depreciation) on:
Investments	2,719,083
Net change in unrealized appreciation (depreciation)	2,719,083
Net realized and unrealized gain	1,377,617
Net increase in net assets resulting from operations	$1,573,652

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$196,035	$173,043
Net realized loss on investments	(1,341,466)	(10,139,015)
Net change in unrealized appreciation (depreciation) on investments	2,719,083	16,178,865
Net increase in net assets resulting from operations	1,573,652	6,212,893

Distributions to shareholders:
Investor Class	—	(123,639)
A-Class	—	(109,741)
C-Class	—	(28,038)
H-Class	—	(12,149)
Total distributions to shareholders	—	(273,567)

Capital share transactions:
Proceeds from sale of shares
Investor Class	94,706,111	100,467,394
A-Class	1,646,600	776,718
C-Class	1,863,067	1,445,210
H-Class	4,759,651	6,995,067
Distributions reinvested
Investor Class	—	120,914
A-Class	—	106,076
C-Class	—	27,016
H-Class	—	12,065
Cost of shares redeemed
Investor Class	(71,686,067)	(111,860,093)
A-Class	(1,229,460)	(1,524,259)
C-Class	(1,045,006)	(1,789,662)
H-Class	(7,244,540)	(3,368,112)
Net increase (decrease) from capital share transactions	21,770,356	(8,591,666)
Net increase (decrease) in net assets	23,344,008	(2,652,340)

Net assets:
Beginning of period	18,569,826	21,222,166
End of period	$41,913,834	$18,569,826

Capital share activity:
Shares sold
Investor Class	967,161	1,395,191
A-Class	18,335	10,123
C-Class	23,411	25,920
H-Class	54,760	102,619
Shares issued from reinvestment of distributions
Investor Class	—	1,596
A-Class	—	1,560
C-Class	—	453
H-Class	—	182
Shares redeemed
Investor Class	(732,083)	(1,640,247)
A-Class	(13,814)	(23,881)
C-Class	(13,411)	(32,869)
H-Class	(84,819)	(51,236)
Net increase (decrease) in shares	219,540	(210,589)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$95.71	$51.83	$74.58	$86.27	$76.86	$56.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.51	1.25	1.14	.81	.60	.53
Net gain (loss) on investments (realized and unrealized)	4.87	44.89	(23.38)	(10.92)	9.12	20.51
Total from investment operations	5.38	46.14	(22.24)	(10.11)	9.72	21.04
Less distributions from:
Net investment income	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Total distributions	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Net asset value, end of period	$101.09	$95.71	$51.83	$74.58	$86.27	$76.86

Total Return	5.62%	90.06%	(30.08%)	(11.63%)	12.63%	37.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,300	$9,027	$17,507	$5,997	$26,209	$41,473
Ratios to average net assets:
Net investment income (loss)	1.02%	1.79%	1.47%	0.97%	0.73%	0.74%
Total expenses	1.36%	1.43%	1.48%	1.46%	1.38%	1.38%
Portfolio turnover rate	177%	799%	360%	633%	772%	907%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$85.85	$46.98	$67.81	$78.80	$70.41	$51.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	1.02	.87	.57	.37	.33
Net gain (loss) on investments (realized and unrealized)	4.37	40.11	(21.19)	(9.98)	8.33	18.84
Total from investment operations	4.72	41.13	(20.32)	(9.41)	8.70	19.17
Less distributions from:
Net investment income	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Total distributions	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Net asset value, end of period	$90.57	$85.85	$46.98	$67.81	$78.80	$70.41

Total Return[c]	5.50%	88.72%	(30.25%)	(11.85%)	12.37%	37.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,681	$4,050	$2,789	$4,849	$4,076	$5,934
Ratios to average net assets:
Net investment income (loss)	0.78%	1.67%	1.23%	0.76%	0.50%	0.51%
Total expenses	1.61%	1.69%	1.73%	1.72%	1.63%	1.63%
Portfolio turnover rate	177%	799%	360%	633%	772%	907%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$75.07	$41.57	$60.51	$71.05	$63.98	$47.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.49	.31	(.05)	(.17)	(.05)
Net gain (loss) on investments (realized and unrealized)	3.81	35.27	(18.74)	(8.91)	7.55	17.12
Total from investment operations	3.82	35.76	(18.43)	(8.96)	7.38	17.07
Less distributions from:
Net investment income	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Total distributions	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Net asset value, end of period	$78.89	$75.07	$41.57	$60.51	$71.05	$63.98

Total Return[c]	5.09%	87.34%	(30.78%)	(12.51%)	11.54%	36.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,726	$892	$764	$1,284	$4,079	$5,634
Ratios to average net assets:
Net investment income (loss)	0.03%	0.93%	0.49%	(0.07%)	(0.25%)	(0.09%)
Total expenses	2.36%	2.45%	2.48%	2.46%	2.38%	2.37%
Portfolio turnover rate	177%	799%	360%	633%	772%	907%

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$83.48	$45.73	$66.00	$76.78	$68.61	$50.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.85	.74	.45	.39	.29
Net gain (loss) on investments (realized and unrealized)	4.29	39.16	(20.50)	(9.65)	8.09	18.41
Total from investment operations	4.59	40.01	(19.76)	(9.20)	8.48	18.70
Less distributions from:
Net investment income	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Total distributions	—	(2.26)	(.51)	(1.58)	(.31)	(.31)
Net asset value, end of period	$88.07	$83.48	$45.73	$66.00	$76.78	$68.61

Total Return	5.50%	88.66%	(30.24%)	(11.89%)	12.38%	37.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,206	$4,601	$162	$1,531	$14,220	$8,467
Ratios to average net assets:
Net investment income (loss)	0.70%	1.15%	1.02%	0.60%	0.52%	0.45%
Total expenses	1.60%	1.63%	1.74%	1.70%	1.62%	1.63%
Portfolio turnover rate	177%	799%	360%	633%	772%	907%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class	April 14, 1998

Ten Largest Holdings (% of Total Net Assets)
Sherwin-Williams Co.	3.1%
Ecolab, Inc.	2.7%
Air Products and Chemicals, Inc.	2.7%
Freeport-McMoRan, Inc.	2.6%
Newmont Corp.	2.5%
Dow, Inc.	2.4%
DuPont de Nemours, Inc.	2.1%
PPG Industries, Inc.	2.1%
LyondellBasell Industries N.V. — Class A	2.1%
International Flavors & Fragrances, Inc.	2.0%
Top Ten Total	24.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	0.09%	32.28%	11.00%	7.92%
A-Class Shares	(0.04%)	31.93%	10.72%	7.65%
A-Class Shares with sales charge‡	(4.79%)	25.66%	9.64%	7.13%
C-Class Shares	(0.42%)	30.95%	9.89%	6.85%
C-Class Shares with CDSC§	(1.41%)	29.95%	9.89%	6.85%
H-Class Shares**	(0.06%)	31.90%	10.72%	7.55%
S&P 500 Materials Index	1.29%	26.48%	12.95%	12.83%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Chemicals - 42.6%
Sherwin-Williams Co.	5,302	$1,483,128
Ecolab, Inc.	6,389	1,332,873
Air Products and Chemicals, Inc.	5,144	1,317,430
Dow, Inc.	19,928	1,147,056
DuPont de Nemours, Inc.	15,210	1,034,128
PPG Industries, Inc.	7,064	1,010,223
LyondellBasell Industries N.V. — Class A	10,630	997,625
International Flavors & Fragrances, Inc.	7,430	993,540
Linde plc	3,092	907,131
Albemarle Corp.	4,063	889,675
Celanese Corp. — Class A	4,734	713,130
Mosaic Co.	18,694	667,750
CF Industries Holdings, Inc.	11,493	641,539
Eastman Chemical Co.	6,364	641,109
Westlake Chemical Corp.	6,826	622,122
FMC Corp.	6,475	592,851
RPM International, Inc.	7,160	555,974
Olin Corp.	10,172	490,799
Nutrien Ltd.	7,511	486,938
Huntsman Corp.	15,992	473,203
Axalta Coating Systems Ltd.*	15,906	464,296
Valvoline, Inc.	13,417	418,342
Element Solutions, Inc.	19,202	416,299
Ashland Global Holdings, Inc.	4,505	401,486
Chemours Co.	13,056	379,407
Amyris, Inc.*	26,856	368,733
Sensient Technologies Corp.	3,788	345,011
HB Fuller Co.	5,185	334,744
Ingevity Corp.*	4,159	296,828
Danimer Scientific, Inc.*,1	13,377	218,580
Total Chemicals		20,641,950

Mining - 20.3%
Freeport-McMoRan, Inc.	38,272	1,244,988
Newmont Corp.	21,944	1,191,559
Barrick Gold Corp.	47,256	852,971
Alcoa Corp.*	11,183	547,296
Rio Tinto plc ADR[1]	7,897	527,678
BHP Group Ltd. ADR[1]	9,558	511,544
Teck Resources Ltd. — Class B	19,288	480,464
Royal Gold, Inc.	4,561	435,530
AngloGold Ashanti Ltd. ADR	26,951	430,946
MP Materials Corp.*,1	12,839	413,801
Agnico Eagle Mines Ltd.	7,953	412,363
Wheaton Precious Metals Corp.[1]	10,863	408,232
Franco-Nevada Corp.	3,138	407,658
Kirkland Lake Gold Ltd.	9,258	385,040
Pan American Silver Corp.	15,052	350,260
First Majestic Silver Corp.[1]	30,309	342,492
Livent Corp.*	14,367	332,021
Arconic Corp.*	10,355	326,597
Coeur Mining, Inc.*	38,943	240,278
Total Mining		9,841,718

Packaging & Containers - 12.7%
Ball Corp.	10,543	948,554
Westrock Co.	12,829	639,269
Packaging Corporation of America	4,566	627,551
Crown Holdings, Inc.	6,221	626,952
Amcor plc	52,771	611,616
Berry Global Group, Inc.*	8,299	505,243
AptarGroup, Inc.	4,129	492,796
Sealed Air Corp.	8,994	492,781
Sonoco Products Co.	7,099	422,959
Graphic Packaging Holding Co.	22,153	421,793
Silgan Holdings, Inc.	9,192	352,605
Total Packaging & Containers		6,142,119

Iron & Steel - 10.1%
Nucor Corp.	9,227	908,767
Vale S.A. ADR	64,878	905,048
Steel Dynamics, Inc.	10,132	592,519
Reliance Steel & Aluminum Co.	3,712	528,663
Cleveland-Cliffs, Inc.*	26,327	521,538
ArcelorMittal S.A.	14,632	441,301
United States Steel Corp.	18,430	404,907
Commercial Metals Co.	11,345	345,569
Allegheny Technologies, Inc.*	15,428	256,568
Total Iron & Steel		4,904,880

Building Materials - 5.8%
Vulcan Materials Co.	4,942	835,989
Martin Marietta Materials, Inc.	2,362	807,048
Louisiana-Pacific Corp.	7,003	429,774
Eagle Materials, Inc.	3,153	413,548
Summit Materials, Inc. — Class A*	11,091	354,579
Total Building Materials		2,840,938

Forest Products & Paper - 2.3%
International Paper Co.	14,510	811,399
Domtar Corp.*	5,826	317,750
Total Forest Products & Paper		1,129,149

Biotechnology - 2.0%
Corteva, Inc.	23,508	989,217

Household Products & Housewares - 1.5%
Avery Dennison Corp.	3,433	711,352

Housewares - 1.1%
Scotts Miracle-Gro Co. — Class A	3,534	517,237

Distribution & Wholesale - 0.7%
Avient Corp.	7,872	364,867

Total Common Stocks
(Cost $31,166,675)		48,083,427

EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Vectors Junior Gold Miners ETF	9,441	361,968
Total Exchange-Traded Funds
(Cost $412,220)		361,968

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
BASIC MATERIALS FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$195,020	$195,020
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	75,775	75,775
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	75,775	75,775
Total Repurchase Agreements
(Cost $346,570)		346,570

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,551,652	1,551,652
Total Securities Lending Collateral
(Cost $1,551,652)		1,551,652

Total Investments - 103.8%
(Cost $33,477,117)		$50,343,617
Other Assets & Liabilities, net - (3.8)%		(1,843,218)
Total Net Assets - 100.0%		$48,500,399

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,083,427	$—	$—	$48,083,427
Exchange-Traded Funds	361,968	—	—	361,968
Repurchase Agreements	—	346,570	—	346,570
Securities Lending Collateral	1,551,652	—	—	1,551,652
Total Assets	$49,997,047	$346,570	$—	$50,343,617

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $1,528,939 of securities loaned (cost $33,130,547)	$49,997,047
Repurchase agreements, at value (cost $346,570)	346,570
Cash	788
Receivables:
Dividends	149,173
Fund shares sold	24,779
Securities lending income	315
Total assets	50,518,672

Liabilities:
Payable for:
Return of securities lending collateral	1,551,652
Fund shares redeemed	233,139
Deferred foreign capital gain taxes	130,382
Management fees	36,636
Transfer agent and administrative fees	11,594
Distribution and service fees	5,115
Portfolio accounting fees	4,310
Trustees’ fees*	549
Miscellaneous	44,896
Total liabilities	2,018,273
Commitments and contingent liabilities (Note 9)	—
Net assets	$48,500,399

Net assets consist of:
Paid in capital	$37,269,146
Total distributable earnings (loss)	11,231,253
Net assets	$48,500,399

Investor Class:
Net assets	$35,702,126
Capital shares outstanding	455,167
Net asset value per share	$78.44

A-Class:
Net assets	$6,972,313
Capital shares outstanding	96,138
Net asset value per share	$72.52
Maximum offering price per share (Net asset value divided by 95.25%)	$76.14

C-Class:
Net assets	$3,706,290
Capital shares outstanding	59,853
Net asset value per share	$61.92

H-Class:
Net assets	$2,119,670
Capital shares outstanding	30,223
Net asset value per share	$70.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $8,149)	$786,432
Interest	69
Income from securities lending, net	4,180
Total investment income	790,681

Expenses:
Management fees	304,400
Distribution and service fees:
A-Class	8,526
C-Class	18,179
H-Class	7,994
Transfer agent and administrative fees	99,834
Portfolio accounting fees	35,811
Professional fees	14,836
Custodian fees	4,584
Trustees’ fees*	3,994
Line of credit fees	41
Miscellaneous	21,270
Total expenses	519,469
Net investment income	271,212

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,929,378)
Net realized loss	(2,929,378)
Net change in unrealized appreciation (depreciation) on:
Investments	(783,209)
Net change in unrealized appreciation (depreciation)	(783,209)
Net realized and unrealized loss	(3,712,587)
Net decrease in net assets resulting from operations	$(3,441,375)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$271,212	$207,203
Net realized gain (loss) on investments	(2,929,378)	2,888,261
Net change in unrealized appreciation (depreciation) on investments	(783,209)	18,305,356
Net increase (decrease) in net assets resulting from operations	(3,441,375)	21,400,820

Distributions to shareholders:
Investor Class	—	(971,597)
A-Class	—	(108,312)
C-Class	—	(69,007)
H-Class	—	(111,942)
Total distributions to shareholders	—	(1,260,858)

Capital share transactions:
Proceeds from sale of shares
Investor Class	66,392,110	64,177,984
A-Class	2,535,050	2,021,511
C-Class	2,169,938	1,944,229
H-Class	26,079,649	4,011,677
Distributions reinvested
Investor Class	—	960,891
A-Class	—	104,132
C-Class	—	68,486
H-Class	—	111,869
Cost of shares redeemed
Investor Class	(66,773,624)	(55,658,771)
A-Class	(1,054,212)	(1,861,864)
C-Class	(893,801)	(2,232,010)
H-Class	(24,867,118)	(4,064,114)
Net increase from capital share transactions	3,587,992	9,584,020
Net increase in net assets	146,617	29,723,982

Net assets:
Beginning of period	48,353,782	18,629,800
End of period	$48,500,399	$48,353,782

Capital share activity:
Shares sold
Investor Class	767,541	1,007,217
A-Class	32,815	31,548
C-Class	32,583	37,998
H-Class	329,241	72,683
Shares issued from reinvestment of distributions
Investor Class	—	13,676
A-Class	—	1,600
C-Class	—	1,225
H-Class	—	1,777
Shares redeemed
Investor Class	(798,693)	(848,607)
A-Class	(13,853)	(31,218)
C-Class	(13,481)	(43,144)
H-Class	(329,065)	(66,030)
Net increase in shares	7,088	178,725

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$78.37	$42.39	$58.04	$60.37	$55.71	$45.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.43	.43	.35	.11	.18
Net gain (loss) on investments (realized and unrealized)	(.27)	37.12	(13.42)	(1.85)	4.80	10.92
Total from investment operations	.07	37.55	(12.99)	(1.50)	4.91	11.10
Less distributions from:
Net investment income	—	(.54)	(.90)	(.24)	(.25)	(.57)
Net realized gains	—	(1.03)	(1.76)	(.59)	—	—
Total distributions	—	(1.57)	(2.66)	(.83)	(.25)	(.57)
Net asset value, end of period	$78.44	$78.37	$42.39	$58.04	$60.37	$55.71

Total Return	0.09%	89.00%	(23.61%)	(2.36%)	8.81%	24.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,702	$38,112	$13,313	$26,704	$51,589	$56,854
Ratios to average net assets:
Net investment income (loss)	0.80%	0.67%	0.74%	0.59%	0.18%	0.35%
Total expenses[c]	1.35%	1.43%	1.48%	1.47%	1.38%	1.37%
Portfolio turnover rate	119%	162%	67%	247%	257%	361%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$72.55	$39.41	$54.27	$56.66	$52.42	$42.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.25	.26	.25	(.01)	.03
Net gain (loss) on investments (realized and unrealized)	(.29)	34.46	(12.46)	(1.81)	4.50	10.31
Total from investment operations	(.03)	34.71	(12.20)	(1.56)	4.49	10.34
Less distributions from:
Net investment income	—	(.54)	(.90)	(.24)	(.25)	(.57)
Net realized gains	—	(1.03)	(1.76)	(.59)	—	—
Total distributions	—	(1.57)	(2.66)	(.83)	(.25)	(.57)
Net asset value, end of period	$72.52	$72.55	$39.41	$54.27	$56.66	$52.42

Total Return[d]	(0.04%)	88.52%	(23.80%)	(2.60%)	8.56%	24.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,972	$5,599	$2,966	$6,810	$9,070	$16,355
Ratios to average net assets:
Net investment income (loss)	0.68%	0.44%	0.48%	0.45%	(0.02%)	0.06%
Total expenses[c]	1.61%	1.69%	1.73%	1.72%	1.63%	1.62%
Portfolio turnover rate	119%	162%	67%	247%	257%	361%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$62.18	$34.17	$47.73	$50.32	$46.93	$38.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.17)	(.11)	(.21)	(.38)	(.29)
Net gain (loss) on investments (realized and unrealized)	(.24)	29.75	(10.79)	(1.55)	4.02	9.27
Total from investment operations	(.26)	29.58	(10.90)	(1.76)	3.64	8.98
Less distributions from:
Net investment income	—	(.54)	(.90)	(.24)	(.25)	(.57)
Net realized gains	—	(1.03)	(1.76)	(.59)	—	—
Total distributions	—	(1.57)	(2.66)	(.83)	(.25)	(.57)
Net asset value, end of period	$61.92	$62.18	$34.17	$47.73	$50.32	$46.93

Total Return[d]	(0.42%)	87.07%	(24.35%)	(3.35%)	7.75%	23.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,706	$2,534	$1,526	$2,930	$5,494	$5,824
Ratios to average net assets:
Net investment income (loss)	(0.06%)	(0.34%)	(0.23%)	(0.42%)	(0.75%)	(0.66%)
Total expenses[c]	2.36%	2.44%	2.47%	2.47%	2.38%	2.37%
Portfolio turnover rate	119%	162%	67%	247%	257%	361%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$70.17	$38.15	$52.62	$54.95	$50.84	$41.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.19	.27	.12	(.05)	.01
Net gain (loss) on investments (realized and unrealized)	(.39)	33.40	(12.08)	(1.62)	4.41	10.03
Total from investment operations	(.04)	33.59	(11.81)	(1.50)	4.36	10.04
Less distributions from:
Net investment income	—	(.54)	(.90)	(.24)	(.25)	(.57)
Net realized gains	—	(1.03)	(1.76)	(.59)	—	—
Total distributions	—	(1.57)	(2.66)	(.83)	(.25)	(.57)
Net asset value, end of period	$70.13	$70.17	$38.15	$52.62	$54.95	$50.84

Total Return	(0.06%)	88.51%	(23.81%)	(2.59%)	8.57%	24.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,120	$2,108	$825	$1,424	$9,220	$8,077
Ratios to average net assets:
Net investment income (loss)	0.92%	0.33%	0.51%	0.21%	(0.09%)	0.03%
Total expenses[c]	1.60%	1.68%	1.72%	1.71%	1.62%	1.62%
Portfolio turnover rate	119%	162%	67%	247%	257%	361%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
AbbVie, Inc.	5.4%
Moderna, Inc.	4.6%
Amgen, Inc.	4.3%
Gilead Sciences, Inc.	3.6%
Regeneron Pharmaceuticals, Inc.	3.1%
Illumina, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
AstraZeneca plc ADR	2.5%
Biogen, Inc.	2.5%
Seagen, Inc.	2.3%
Top Ten Total	34.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	6.57%	16.43%	11.43%	17.83%
A-Class Shares	6.45%	16.13%	11.15%	17.54%
A-Class Shares with sales charge‡	1.39%	10.61%	10.07%	16.96%
C-Class Shares	6.05%	15.27%	10.32%	16.65%
C-Class Shares with CDSC§	5.05%	14.27%	10.32%	16.65%
H-Class Shares**	6.44%	16.13%	11.15%	17.42%
S&P 500 Health Care Index	9.96%	22.56%	14.18%	17.06%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Biotechnology - 73.0%
Moderna, Inc.*	23,301	$8,967,623
Amgen, Inc.	39,753	8,453,475
Gilead Sciences, Inc.	102,868	7,185,330
Regeneron Pharmaceuticals, Inc.*	9,928	6,008,227
Illumina, Inc.*	14,446	5,859,442
Vertex Pharmaceuticals, Inc.*	29,015	5,263,031
Biogen, Inc.*	17,162	4,856,674
Seagen, Inc.*	26,887	4,565,413
Corteva, Inc.	102,118	4,297,125
Horizon Therapeutics plc*	35,498	3,888,451
Alnylam Pharmaceuticals, Inc.*	19,289	3,641,956
Bio-Rad Laboratories, Inc. — Class A*	4,782	3,567,133
Royalty Pharma plc — Class A	96,425	3,484,800
BioNTech SE ADR*	11,731	3,202,446
Exact Sciences Corp.*	32,033	3,057,550
BioMarin Pharmaceutical, Inc.*	37,808	2,922,180
Incyte Corp.*	42,063	2,893,093
Acceleron Pharma, Inc.*	16,696	2,873,382
Novavax, Inc.*	13,798	2,860,463
Guardant Health, Inc.*	22,085	2,760,846
Mirati Therapeutics, Inc.*	13,717	2,426,674
Biohaven Pharmaceutical Holding Company Ltd.*	16,918	2,350,079
CRISPR Therapeutics AG*	20,768	2,324,562
BeiGene Ltd. ADR*	5,937	2,155,131
United Therapeutics Corp.*	11,346	2,094,245
Exelixis, Inc.*	96,222	2,034,133
Bridgebio Pharma, Inc.*	42,813	2,006,645
Arrowhead Pharmaceuticals, Inc.*	31,567	1,970,728
Blueprint Medicines Corp.*	18,681	1,920,594
Zai Lab Ltd. ADR*	17,729	1,868,459
Ultragenyx Pharmaceutical, Inc.*	20,667	1,863,957
Halozyme Therapeutics, Inc.*	44,596	1,814,165
TG Therapeutics, Inc.*	52,923	1,761,277
Fate Therapeutics, Inc.*	29,703	1,760,497
Twist Bioscience Corp.*	16,371	1,751,206
Beam Therapeutics, Inc.*	19,917	1,732,978
Pacific Biosciences of California, Inc.*	67,045	1,713,000
Ionis Pharmaceuticals, Inc.*	48,709	1,633,700
Iovance Biotherapeutics, Inc.*	62,568	1,542,927
Arena Pharmaceuticals, Inc.*	24,861	1,480,473
Cassava Sciences, Inc.*,1	22,977	1,426,412
Veracyte, Inc.*	30,413	1,412,684
ACADIA Pharmaceuticals, Inc.*	77,561	1,288,288
Apellis Pharmaceuticals, Inc.*	39,024	1,286,231
Sage Therapeutics, Inc.*	28,082	1,244,313
PTC Therapeutics, Inc.*	32,439	1,207,055
Emergent BioSolutions, Inc.*	23,787	1,191,015
Amicus Therapeutics, Inc.*	119,705	1,143,183
Editas Medicine, Inc.*	26,056	1,070,380
Global Blood Therapeutics, Inc.*	38,173	972,648
Bluebird Bio, Inc.*	48,506	926,950
Inovio Pharmaceuticals, Inc.*,1	128,863	922,659
ChemoCentryx, Inc.*	51,485	880,394
Total Biotechnology		143,786,282

Pharmaceuticals - 16.3%
AbbVie, Inc.	99,059	10,685,494
AstraZeneca plc ADR	81,796	4,912,668
Viatris, Inc.	229,847	3,114,427
Jazz Pharmaceuticals plc*	23,220	3,023,476
Neurocrine Biosciences, Inc.*	24,577	2,357,180
Alkermes plc*	74,988	2,312,630
Intellia Therapeutics, Inc.*	16,939	2,272,367
Sarepta Therapeutics, Inc.*	23,645	2,186,690
Pacira BioSciences, Inc.*	21,842	1,223,152
Total Pharmaceuticals		32,088,084

Healthcare-Products - 5.7%
Bio-Techne Corp.	6,666	3,230,144
Novocure Ltd.*	21,720	2,523,212
Natera, Inc.*	21,518	2,397,966
Adaptive Biotechnologies Corp.*	46,439	1,578,462
CareDx, Inc.*	21,579	1,367,461
Total Healthcare-Products		11,097,245

Healthcare-Services - 4.6%
ICON plc*	10,678	2,797,849
Syneos Health, Inc.*	25,590	2,238,613
Medpace Holdings, Inc.*	10,678	2,021,132
Invitae Corp.*,1	66,539	1,891,704
Total Healthcare-Services		8,949,298

Total Common Stocks
(Cost $117,500,720)		195,920,909

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$592,217	592,217
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	230,106	230,106
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	230,106	230,106
Total Repurchase Agreements
(Cost $1,052,429)		1,052,429

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
BIOTECHNOLOGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	3,244,660	$3,244,660
Total Securities Lending Collateral
(Cost $3,244,660)		3,244,660

Total Investments - 101.7%
(Cost $121,797,809)		$200,217,998
Other Assets & Liabilities, net - (1.7)%		(3,335,939)
Total Net Assets - 100.0%		$196,882,059

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$195,920,909	$—	$—	$195,920,909
Repurchase Agreements	—	1,052,429	—	1,052,429
Securities Lending Collateral	3,244,660	—	—	3,244,660
Total Assets	$199,165,569	$1,052,429	$—	$200,217,998

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $3,159,539 of securities loaned (cost $120,745,380)	$199,165,569
Repurchase agreements, at value (cost $1,052,429)	1,052,429
Receivables:
Securities sold	1,290,851
Fund shares sold	62,438
Securities lending income	1,466
Total assets	201,572,753

Liabilities:
Payable for:
Return of securities lending collateral	3,244,660
Fund shares redeemed	1,081,397
Management fees	141,031
Transfer agent and administrative fees	44,632
Portfolio accounting fees	16,592
Distribution and service fees	12,332
Trustees’ fees*	1,806
Miscellaneous	148,244
Total liabilities	4,690,694
Commitments and contingent liabilities (Note 9)	—
Net assets	$196,882,059

Net assets consist of:
Paid in capital	$71,883,588
Total distributable earnings (loss)	124,998,471
Net assets	$196,882,059

Investor Class:
Net assets	$155,604,460
Capital shares outstanding	1,553,100
Net asset value per share	$100.19

A-Class:
Net assets	$23,717,434
Capital shares outstanding	264,590
Net asset value per share	$89.64
Maximum offering price per share (Net asset value divided by 95.25%)	$94.11

C-Class:
Net assets	$5,615,625
Capital shares outstanding	74,687
Net asset value per share	$75.19

H-Class:
Net assets	$11,944,540
Capital shares outstanding	138,370
Net asset value per share	$86.32

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$686,378
Interest	136
Income from securities lending, net	10,023
Total investment income	696,537

Expenses:
Management fees	849,855
Distribution and service fees:
A-Class	30,014
C-Class	35,082
H-Class	12,715
Transfer agent and administrative fees	280,857
Portfolio accounting fees	99,982
Professional fees	28,843
Trustees’ fees*	14,833
Custodian fees	13,130
Line of credit fees	12
Miscellaneous	67,246
Total expenses	1,432,569
Net investment loss	(736,032)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	21,639,549
Net realized gain	21,639,549
Net change in unrealized appreciation (depreciation) on:
Investments	(8,786,573)
Net change in unrealized appreciation (depreciation)	(8,786,573)
Net realized and unrealized gain	12,852,976
Net increase in net assets resulting from operations	$12,116,944

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(736,032)	$(1,506,644)
Net realized gain on investments	21,639,549	57,826,713
Net change in unrealized appreciation (depreciation) on investments	(8,786,573)	17,394,425
Net increase in net assets resulting from operations	12,116,944	73,714,494

Distributions to shareholders:
Investor Class	—	(10,571,202)
A-Class	—	(1,608,477)
C-Class	—	(858,269)
H-Class	—	(793,961)
Total distributions to shareholders	—	(13,831,909)

Capital share transactions:
Proceeds from sale of shares
Investor Class	26,517,695	165,834,078
A-Class	2,574,337	9,368,554
C-Class	544,311	2,502,770
H-Class	5,043,645	30,314,058
Distributions reinvested
Investor Class	—	10,088,167
A-Class	—	1,579,336
C-Class	—	836,153
H-Class	—	793,092
Cost of shares redeemed
Investor Class	(32,140,241)	(193,107,505)
A-Class	(2,646,984)	(7,656,810)
C-Class	(3,615,498)	(6,166,624)
H-Class	(3,120,326)	(36,476,360)
Net decrease from capital share transactions	(6,843,061)	(22,091,091)
Net increase in net assets	5,273,883	37,791,494

Net assets:
Beginning of period	191,608,176	153,816,682
End of period	$196,882,059	$191,608,176

Capital share activity:
Shares sold
Investor Class	266,767	1,912,201
A-Class	28,821	117,161
C-Class	7,194	35,098
H-Class	56,935	433,558
Shares issued from reinvestment of distributions
Investor Class	—	107,584
A-Class	—	18,788
C-Class	—	11,787
H-Class	—	9,797
Shares redeemed
Investor Class	(325,337)	(2,111,884)
A-Class	(29,244)	(95,286)
C-Class	(48,454)	(86,567)
H-Class	(36,509)	(458,828)
Net decrease in shares	(79,827)	(106,591)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$94.01	$71.72	$83.02	$87.17	$79.72	$68.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.58)	(.44)	(.68)	(.62)	(.57)
Net gain (loss) on investments (realized and unrealized)	6.51	29.82	(7.26)	6.42	12.77	11.99
Total from investment operations	6.18	29.24	(7.70)	5.74	12.15	11.42
Less distributions from:
Net realized gains	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Total distributions	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Net asset value, end of period	$100.19	$94.01	$71.72	$83.02	$87.17	$79.72

Total Return	6.57%	40.80%	(9.91%)	7.94%	15.34%	16.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155,604	$151,506	$122,194	$177,344	$210,564	$238,614
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.62%)	(0.56%)	(0.79%)	(0.70%)	(0.76%)
Total expenses	1.35%	1.45%	1.48%	1.46%	1.37%	1.37%
Portfolio turnover rate	27%	115%	64%	100%	105%	207%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$84.21	$64.92	$75.66	$80.55	$74.16	$63.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.40)	(.73)	(.57)	(.82)	(.76)	(.70)
Net gain (loss) on investments (realized and unrealized)	5.83	26.97	(6.57)	5.82	11.85	11.17
Total from investment operations	5.43	26.24	(7.14)	5.00	11.09	10.47
Less distributions from:
Net realized gains	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Total distributions	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Net asset value, end of period	$89.64	$84.21	$64.92	$75.66	$80.55	$74.16

Total Return[c]	6.45%	40.44%	(10.14%)	7.68%	15.04%	16.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,717	$22,317	$14,565	$23,199	$27,370	$36,849
Ratios to average net assets:
Net investment income (loss)	(0.90%)	(0.87%)	(0.80%)	(1.04%)	(0.93%)	(1.01%)
Total expenses	1.61%	1.69%	1.73%	1.71%	1.62%	1.61%
Portfolio turnover rate	27%	115%	64%	100%	105%	207%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$70.90	$55.85	$66.05	$72.14	$67.34	$58.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.62)	(1.15)	(.97)	(1.27)	(1.25)	(1.11)
Net gain (loss) on investments (realized and unrealized)	4.91	23.15	(5.63)	5.07	10.75	10.18
Total from investment operations	4.29	22.00	(6.60)	3.80	9.50	9.07
Less distributions from:
Net realized gains	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Total distributions	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Net asset value, end of period	$75.19	$70.90	$55.85	$66.05	$72.14	$67.34

Total Return[c]	6.05%	39.39%	(10.80%)	6.87%	14.18%	15.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,616	$8,221	$8,692	$14,248	$20,104	$20,997
Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.61%)	(1.56%)	(1.79%)	(1.70%)	(1.76%)
Total expenses	2.35%	2.45%	2.48%	2.46%	2.37%	2.36%
Portfolio turnover rate	27%	115%	64%	100%	105%	207%

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$81.10	$62.70	$73.18	$78.26	$72.16	$62.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)	(.66)	(.59)	(.82)	(.69)	(.70)
Net gain (loss) on investments (realized and unrealized)	5.61	26.01	(6.29)	5.63	11.49	10.86
Total from investment operations	5.22	25.35	(6.88)	4.81	10.80	10.16
Less distributions from:
Net realized gains	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Total distributions	—	(6.95)	(3.60)	(9.89)	(4.70)	—
Net asset value, end of period	$86.32	$81.10	$62.70	$73.18	$78.26	$72.16

Total Return	6.44%	40.45%	(10.12%)	7.66%	15.04%	16.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,945	$9,565	$8,365	$13,315	$19,905	$19,308
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(0.83%)	(0.85%)	(1.06%)	(0.87%)	(1.04%)
Total expenses	1.61%	1.72%	1.73%	1.71%	1.62%	1.61%
Portfolio turnover rate	27%	115%	64%	100%	105%	207%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001
H-Class	August 17, 1998

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.6%
PepsiCo, Inc.	5.4%
Philip Morris International, Inc.	4.4%
Estee Lauder Companies, Inc. — Class A	3.8%
Altria Group, Inc.	3.4%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Keurig Dr Pepper, Inc.	2.6%
Kraft Heinz Co.	2.5%
Top Ten Total	40.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(2.65%)	10.31%	5.47%	10.02%
A-Class Shares	(2.76%)	10.03%	5.21%	9.75%
A-Class Shares with sales charge‡	(7.38%)	4.80%	4.19%	9.21%
C-Class Shares	(3.14%)	9.19%	4.42%	8.93%
C-Class Shares with CDSC§	(4.11%)	8.21%	4.42%	8.93%
H-Class Shares**	(2.77%)	10.02%	5.20%	9.64%
S&P 500 Consumer Staples Index	3.51%	11.34%	8.55%	11.93%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Food - 36.1%
Mondelez International, Inc. — Class A	50,582	$2,942,861
Kraft Heinz Co.	61,075	2,248,781
Sysco Corp.	27,040	2,122,640
General Mills, Inc.	34,008	2,034,358
Hershey Co.	11,432	1,934,866
Tyson Foods, Inc. — Class A	23,172	1,829,198
Kroger Co.	44,988	1,818,865
Kellogg Co.	24,618	1,573,583
Hormel Foods Corp.	37,840	1,551,440
McCormick & Company, Inc.	18,545	1,502,701
Conagra Brands, Inc.	40,153	1,359,982
J M Smucker Co.	9,950	1,194,298
Campbell Soup Co.	27,980	1,169,844
Lamb Weston Holdings, Inc.	16,168	992,230
US Foods Holding Corp.*	26,877	931,557
Performance Food Group Co.*	19,665	913,636
Post Holdings, Inc.*	8,116	894,059
Beyond Meat, Inc.*,1	8,450	889,447
Ingredion, Inc.	9,046	805,184
Flowers Foods, Inc.	31,839	752,356
Hain Celestial Group, Inc.*	16,737	716,009
Sanderson Farms, Inc.	3,624	682,037
Sprouts Farmers Market, Inc.*	23,624	547,368
Grocery Outlet Holding Corp.*	20,949	451,870
Total Food		31,859,170

Beverages - 26.7%
Coca-Cola Co.	93,655	4,914,078
PepsiCo, Inc.	31,550	4,745,435
Keurig Dr Pepper, Inc.	66,805	2,282,059
Monster Beverage Corp.*	24,808	2,203,695
Constellation Brands, Inc. — Class A	10,013	2,109,639
Brown-Forman Corp. — Class B	27,230	1,824,682
Molson Coors Beverage Co. — Class B	22,892	1,061,731
Boston Beer Company, Inc. — Class A*	1,618	824,775
Celsius Holdings, Inc.*	9,083	818,287
Coca-Cola Europacific Partners plc	14,279	789,486
Anheuser-Busch InBev S.A. ADR[1]	13,710	772,970
Diageo plc ADR	3,253	627,829
Fomento Economico Mexicano SAB de CV ADR	6,923	600,363
Total Beverages		23,575,029

Cosmetics & Personal Care - 13.7%
Procter & Gamble Co.	43,506	6,082,139
Estee Lauder Companies, Inc. — Class A	11,215	3,363,715
Colgate-Palmolive Co.	35,110	2,653,614
Total Cosmetics & Personal Care		12,099,468

Agriculture - 13.2%
Philip Morris International, Inc.	41,337	3,918,334
Altria Group, Inc.	65,078	2,962,351
Archer-Daniels-Midland Co.	31,333	1,880,293
Bunge Ltd.	13,872	1,128,071
Darling Ingredients, Inc.*	15,346	1,103,377
British American Tobacco plc ADR	19,177	676,565
Total Agriculture		11,668,991

Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	16,629	2,202,345
Clorox Co.	9,128	1,511,688
Church & Dwight Company, Inc.	18,156	1,499,141
Total Household Products & Housewares		5,213,174

Retail - 1.9%
Casey’s General Stores, Inc.	4,609	868,566
Freshpet, Inc.*	5,666	808,482
Total Retail		1,677,048

Pharmaceuticals - 0.8%
Herbalife Nutrition Ltd.*	17,072	723,511

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	14,125	551,581

Commercial Services - 0.6%
Medifast, Inc.	2,458	473,509

Total Common Stocks
(Cost $43,386,244)		87,841,481

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$148,351	148,351
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	57,642	57,642
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	57,642	57,642
Total Repurchase Agreements
(Cost $263,635)		263,635

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
CONSUMER PRODUCTS FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,408,685	$1,408,685
Total Securities Lending Collateral
(Cost $1,408,685)		1,408,685

Total Investments - 101.4%
(Cost $45,058,564)		$89,513,801
Other Assets & Liabilities, net - (1.4)%		(1,215,125)
Total Net Assets - 100.0%		$88,298,676

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$87,841,481	$—	$—	$87,841,481
Repurchase Agreements	—	263,635	—	263,635
Securities Lending Collateral	1,408,685	—	—	1,408,685
Total Assets	$89,250,166	$263,635	$—	$89,513,801

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $1,360,151 of securities loaned (cost $44,794,929)	$89,250,166
Repurchase agreements, at value (cost $263,635)	263,635
Receivables:
Securities sold	4,651,523
Dividends	261,947
Fund shares sold	21,344
Foreign tax reclaims	1,389
Securities lending income	156
Total assets	94,450,160

Liabilities:
Payable for:
Fund shares redeemed	4,555,890
Return of securities lending collateral	1,408,685
Management fees	67,812
Transfer agent and administrative fees	21,461
Distribution and service fees	9,565
Portfolio accounting fees	7,978
Trustees’ fees*	966
Miscellaneous	79,127
Total liabilities	6,151,484
Commitments and contingent liabilities (Note 9)	—
Net assets	$88,298,676

Net assets consist of:
Paid in capital	$33,034,255
Total distributable earnings (loss)	55,264,421
Net assets	$88,298,676

Investor Class:
Net assets	$65,931,576
Capital shares outstanding	1,015,190
Net asset value per share	$64.95

A-Class:
Net assets	$10,058,438
Capital shares outstanding	173,220
Net asset value per share	$58.07
Maximum offering price per share (Net asset value divided by 95.25%)	$60.97

C-Class:
Net assets	$7,057,799
Capital shares outstanding	149,679
Net asset value per share	$47.15

H-Class:
Net assets	$5,250,863
Capital shares outstanding	94,647
Net asset value per share	$55.48

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $116)	$1,210,002
Interest	63
Income from securities lending, net	864
Total investment income	1,210,929

Expenses:
Management fees	448,578
Distribution and service fees:
A-Class	13,694
C-Class	43,103
H-Class	7,109
Transfer agent and administrative fees	148,528
Portfolio accounting fees	52,773
Professional fees	15,186
Trustees’ fees*	8,226
Custodian fees	6,965
Line of credit fees	59
Miscellaneous	34,702
Total expenses	778,923
Net investment income	432,006

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,535,939
Net realized gain	8,535,939
Net change in unrealized appreciation (depreciation) on:
Investments	(11,427,217)
Net change in unrealized appreciation (depreciation)	(11,427,217)
Net realized and unrealized loss	(2,891,278)
Net decrease in net assets resulting from operations	$(2,459,272)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$432,006	$1,197,694
Net realized gain on investments	8,535,939	15,927,348
Net change in unrealized appreciation (depreciation) on investments	(11,427,217)	19,705,957
Net increase (decrease) in net assets resulting from operations	(2,459,272)	36,830,999

Distributions to shareholders:
Investor Class	—	(6,829,808)
A-Class	—	(786,012)
C-Class	—	(1,107,873)
H-Class	—	(499,115)
Total distributions to shareholders	—	(9,222,808)

Capital share transactions:
Proceeds from sale of shares
Investor Class	25,475,159	42,509,338
A-Class	1,176,177	2,320,729
C-Class	575,145	618,758
H-Class	849,045	1,759,714
Distributions reinvested
Investor Class	—	6,697,877
A-Class	—	776,293
C-Class	—	1,079,765
H-Class	—	498,891
Cost of shares redeemed
Investor Class	(40,755,345)	(68,469,059)
A-Class	(1,582,092)	(3,076,742)
C-Class	(2,340,629)	(4,446,663)
H-Class	(1,048,549)	(2,018,656)
Net decrease from capital share transactions	(17,651,089)	(21,749,755)
Net increase (decrease) in net assets	(20,110,361)	5,858,436

Net assets:
Beginning of period	108,409,037	102,550,601
End of period	$88,298,676	$108,409,037

Capital share activity:
Shares sold
Investor Class	372,786	710,047
A-Class	19,328	41,057
C-Class	11,479	13,217
H-Class	14,520	33,333
Shares issued from reinvestment of distributions
Investor Class	—	106,130
A-Class	—	13,730
C-Class	—	23,377
H-Class	—	9,235
Shares redeemed
Investor Class	(602,034)	(1,082,594)
A-Class	(26,110)	(53,578)
C-Class	(47,391)	(95,913)
H-Class	(18,029)	(37,693)
Net decrease in shares	(275,451)	(319,652)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$66.72	$52.88	$59.56	$61.08	$66.06	$62.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.70	.72	.92	.56	.51
Net gain (loss) on investments (realized and unrealized)	(2.09)	18.44	(5.71)	1.40	(.37)	3.58
Total from investment operations	(1.77)	19.14	(4.99)	2.32	.19	4.09
Less distributions from:
Net investment income	—	(.73)	(.77)	(.80)	(.44)	(.58)
Net realized gains	—	(4.57)	(.92)	(3.04)	(4.73)	(.29)
Total distributions	—	(5.30)	(1.69)	(3.84)	(5.17)	(.87)
Net asset value, end of period	$64.95	$66.72	$52.88	$59.56	$61.08	$66.06

Total Return	(2.65%)	36.78%	(8.81%)	4.09%	(0.04%)	6.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,932	$83,023	$79,890	$142,633	$152,717	$207,683
Ratios to average net assets:
Net investment income (loss)	0.94%	1.12%	1.17%	1.56%	0.86%	0.79%
Total expenses	1.35%	1.45%	1.47%	1.46%	1.38%	1.36%
Portfolio turnover rate	17%	38%	59%	84%	80%	75%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$59.72	$47.88	$54.21	$56.08	$61.21	$58.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.50	.51	.69	.36	.33
Net gain (loss) on investments (realized and unrealized)	(1.86)	16.64	(5.15)	1.28	(.32)	3.32
Total from investment operations	(1.65)	17.14	(4.64)	1.97	.04	3.65
Less distributions from:
Net investment income	—	(.73)	(.77)	(.80)	(.44)	(.58)
Net realized gains	—	(4.57)	(.92)	(3.04)	(4.73)	(.29)
Total distributions	—	(5.30)	(1.69)	(3.84)	(5.17)	(.87)
Net asset value, end of period	$58.07	$59.72	$47.88	$54.21	$56.08	$61.21

Total Return[c]	(2.76%)	36.43%	(9.04%)	3.82%	(0.28%)	6.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,058	$10,751	$8,561	$13,659	$25,698	$40,272
Ratios to average net assets:
Net investment income (loss)	0.70%	0.89%	0.92%	1.28%	0.60%	0.56%
Total expenses	1.60%	1.69%	1.72%	1.71%	1.63%	1.62%
Portfolio turnover rate	17%	38%	59%	84%	80%	75%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$48.68	$40.08	$45.98	$48.50	$54.00	$52.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.06	.08	.28	(.07)	(.10)
Net gain (loss) on investments (realized and unrealized)	(1.51)	13.84	(4.29)	1.04	(.26)	2.93
Total from investment operations	(1.53)	13.90	(4.21)	1.32	(.33)	2.83
Less distributions from:
Net investment income	—	(.73)	(.77)	(.80)	(.44)	(.58)
Net realized gains	—	(4.57)	(.92)	(3.04)	(4.73)	(.29)
Total distributions	—	(5.30)	(1.69)	(3.84)	(5.17)	(.87)
Net asset value, end of period	$47.15	$48.68	$40.08	$45.98	$48.50	$54.00

Total Return[c]	(3.14%)	35.40%	(9.73%)	3.06%	(1.02%)	5.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,058	$9,035	$9,816	$14,976	$23,531	$28,380
Ratios to average net assets:
Net investment income (loss)	(0.07%)	0.12%	0.16%	0.60%	(0.13%)	(0.20%)
Total expenses	2.35%	2.45%	2.47%	2.46%	2.38%	2.36%
Portfolio turnover rate	17%	38%	59%	84%	80%	75%

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$57.06	$45.93	$52.07	$54.02	$59.15	$56.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.49	.46	.69	.38	.31
Net gain (loss) on investments (realized and unrealized)	(1.79)	15.94	(4.91)	1.20	(.34)	3.21
Total from investment operations	(1.58)	16.43	(4.45)	1.89	.04	3.52
Less distributions from:
Net investment income	—	(.73)	(.77)	(.80)	(.44)	(.58)
Net realized gains	—	(4.57)	(.92)	(3.04)	(4.73)	(.29)
Total distributions	—	(5.30)	(1.69)	(3.84)	(5.17)	(.87)
Net asset value, end of period	$55.48	$57.06	$45.93	$52.07	$54.02	$59.15

Total Return	(2.77%)	36.43%	(9.05%)	3.84%	(0.32%)	6.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,251	$5,601	$4,284	$10,118	$10,788	$35,387
Ratios to average net assets:
Net investment income (loss)	0.71%	0.90%	0.86%	1.32%	0.65%	0.54%
Total expenses	1.60%	1.69%	1.72%	1.71%	1.63%	1.61%
Portfolio turnover rate	17%	38%	59%	84%	80%	75%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001
H-Class	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
NVIDIA Corp.	8.9%
Intel Corp.	5.8%
Broadcom, Inc.	5.6%
Texas Instruments, Inc.	5.3%
QUALCOMM, Inc.	4.6%
Advanced Micro Devices, Inc.	4.5%
Applied Materials, Inc.	4.0%
Analog Devices, Inc.	3.7%
Micron Technology, Inc.	3.5%
Lam Research Corp.	3.5%
Top Ten Total	49.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	4.70%	46.67%	28.22%	22.23%
A-Class Shares	4.56%	46.31%	27.90%	21.93%
A-Class Shares with sales charge‡	(0.41%)	39.36%	26.66%	21.34%
C-Class Shares	4.17%	45.22%	26.95%	21.00%
C-Class Shares with CDSC§	3.17%	44.22%	26.95%	21.00%
H-Class Shares**	4.57%	46.31%	27.90%	21.79%
S&P 500 Information Technology Index	13.06%	28.90%	28.42%	23.14%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Semiconductors - 89.7%
NVIDIA Corp.	17,980	$3,724,737
Intel Corp.	46,049	2,453,491
Broadcom, Inc.	4,833	2,343,667
Texas Instruments, Inc.	11,561	2,222,140
QUALCOMM, Inc.	15,116	1,949,662
Advanced Micro Devices, Inc.*	18,178	1,870,516
Applied Materials, Inc.	13,173	1,695,760
Analog Devices, Inc.	9,380	1,570,962
Micron Technology, Inc.	20,562	1,459,491
Lam Research Corp.	2,551	1,451,902
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,591	1,182,485
Marvell Technology, Inc.	19,231	1,159,822
KLA Corp.	3,406	1,139,341
NXP Semiconductor N.V.	5,406	1,058,873
Microchip Technology, Inc.	6,882	1,056,318
Xilinx, Inc.*	6,763	1,021,145
Skyworks Solutions, Inc.	5,093	839,225
Monolithic Power Systems, Inc.	1,617	783,728
ASML Holding N.V. — Class G	1,022	761,502
ON Semiconductor Corp.*	15,698	718,497
Qorvo, Inc.*	4,155	694,674
Entegris, Inc.	5,335	671,677
Teradyne, Inc.	6,137	669,976
Cree, Inc.*	6,080	490,838
STMicroelectronics N.V. — Class Y1	11,248	490,750
Lattice Semiconductor Corp.*	7,543	487,655
Brooks Automation, Inc.	4,749	486,060
MKS Instruments, Inc.	3,207	483,968
Synaptics, Inc.*	2,441	438,721
Silicon Laboratories, Inc.*	2,934	411,229
Ambarella, Inc.*	2,613	406,949
Power Integrations, Inc.	3,974	393,386
Semtech Corp.*	4,749	370,280
Cirrus Logic, Inc.*	4,291	353,364
CMC Materials, Inc.	2,507	308,938
Total Semiconductors		37,621,729

Energy-Alternate Sources - 7.7%
Enphase Energy, Inc.*	4,970	745,351
SolarEdge Technologies, Inc.*	2,353	624,062
First Solar, Inc.*	5,419	517,298
JinkoSolar Holding Company Ltd. ADR*,1	11,107	508,812
Canadian Solar, Inc.*	13,949	482,496
SunPower Corp. — Class A*,1	15,006	340,336
Total Energy-Alternate Sources		3,218,355

Chemicals - 1.2%
Daqo New Energy Corp. ADR*	9,234	526,338

Electrical Components & Equipment - 1.0%
Universal Display Corp.	2,547	435,435

Total Common Stocks
(Cost $20,157,178)		41,801,857

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$94,025	94,025
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	36,533	36,533
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	36,534	36,534
Total Repurchase Agreements
(Cost $167,092)		167,092

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	909,453	909,453
Total Securities Lending Collateral
(Cost $909,453)		909,453

Total Investments - 102.2%
(Cost $21,233,723)		$42,878,402
Other Assets & Liabilities, net - (2.2)%		(929,583)
Total Net Assets - 100.0%		$41,948,819

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
ELECTRONICS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,801,857	$—	$—	$41,801,857
Repurchase Agreements	—	167,092	—	167,092
Securities Lending Collateral	909,453	—	—	909,453
Total Assets	$42,711,310	$167,092	$—	$42,878,402

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $929,786 of securities loaned (cost $21,066,631)	$42,711,310
Repurchase agreements, at value (cost $167,092)	167,092
Receivables:
Fund shares sold	54,195
Dividends	13,037
Securities lending income	260
Total assets	42,945,894

Liabilities:
Payable for:
Return of securities lending collateral	909,453
Management fees	28,825
Transfer agent and administrative fees	9,122
Distribution and service fees	4,047
Portfolio accounting fees	3,391
Fund shares redeemed	1,627
Trustees’ fees*	492
Miscellaneous	40,118
Total liabilities	997,075
Commitments and contingent liabilities (Note 9)	—
Net assets	$41,948,819

Net assets consist of:
Paid in capital	$13,788,353
Total distributable earnings (loss)	28,160,466
Net assets	$41,948,819

Investor Class:
Net assets	$29,537,676
Capital shares outstanding	100,121
Net asset value per share	$295.02

A-Class:
Net assets	$5,312,465
Capital shares outstanding	19,616
Net asset value per share	$270.82
Maximum offering price per share (Net asset value divided by 95.25%)	$284.33

C-Class:
Net assets	$2,803,823
Capital shares outstanding	11,931
Net asset value per share	$235.00

H-Class:
Net assets	$4,294,855
Capital shares outstanding	16,349
Net asset value per share	$262.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $758)	$183,067
Interest	42
Income from securities lending, net	1,427
Total investment income	184,536

Expenses:
Management fees	198,770
Distribution and service fees:
A-Class	6,297
C-Class	13,694
H-Class	4,121
Transfer agent and administrative fees	66,666
Portfolio accounting fees	23,385
Professional fees	13,003
Trustees’ fees*	5,001
Custodian fees	3,206
Miscellaneous	6,669
Total expenses	340,812
Net investment loss	(156,276)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,707,043
Net realized gain	7,707,043
Net change in unrealized appreciation (depreciation) on:
Investments	(6,853,788)
Net change in unrealized appreciation (depreciation)	(6,853,788)
Net realized and unrealized gain	853,255
Net increase in net assets resulting from operations	$696,979

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(156,276)	$(210,756)
Net realized gain on investments	7,707,043	10,332,689
Net change in unrealized appreciation (depreciation) on investments	(6,853,788)	22,759,187
Net increase in net assets resulting from operations	696,979	32,881,120

Distributions to shareholders:
Investor Class	—	(623,279)
A-Class	—	(93,075)
C-Class	—	(77,886)
H-Class	—	(152,305)
Total distributions to shareholders	—	(946,545)

Capital share transactions:
Proceeds from sale of shares
Investor Class	55,752,009	83,520,706
A-Class	1,246,073	1,981,697
C-Class	1,069,608	3,886,515
H-Class	5,406,427	12,738,105
Distributions reinvested
Investor Class	—	604,864
A-Class	—	92,127
C-Class	—	77,190
H-Class	—	152,296
Cost of shares redeemed
Investor Class	(82,230,145)	(92,624,886)
A-Class	(1,267,402)	(1,453,618)
C-Class	(1,349,230)	(4,323,708)
H-Class	(9,225,533)	(9,332,257)
Net decrease from capital share transactions	(30,598,193)	(4,680,969)
Net increase (decrease) in net assets	(29,901,214)	27,253,606

Net assets:
Beginning of period	71,850,033	44,596,427
End of period	$41,948,819	$71,850,033

Capital share activity:
Shares sold
Investor Class	191,252	383,605
A-Class	4,615	10,825
C-Class	4,574	24,885
H-Class	20,267	57,798
Shares issued from reinvestment of distributions
Investor Class	—	2,448
A-Class	—	405
C-Class	—	389
H-Class	—	691
Shares redeemed
Investor Class	(287,469)	(470,379)
A-Class	(4,908)	(8,003)
C-Class	(5,885)	(27,240)
H-Class	(37,285)	(42,485)
Net decrease in shares	(114,839)	(67,061)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$281.78	$137.65	$126.31	$136.98	$110.00	$81.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.83)	(.71)	— [c]	.27	(.11)	.15
Net gain (loss) on investments (realized and unrealized)	14.07	150.08	11.35	(.29)	27.15	28.62
Total from investment operations	13.24	149.37	11.35	(.02)	27.04	28.77
Less distributions from:
Net investment income	—	—	(.01)	—	(.06)	—
Net realized gains	—	(5.24)	—	(10.65)	—	—
Total distributions	—	(5.24)	(.01)	(10.65)	(.06)	—
Net asset value, end of period	$295.02	$281.78	$137.65	$126.31	$136.98	$110.00

Total Return	4.70%	109.05%	8.99%	1.35%	24.59%	35.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,538	$55,324	$38,634	$18,642	$54,505	$51,722
Ratios to average net assets:
Net investment income (loss)	(0.57%)	(0.33%)	— [e]	0.21%	(0.08%)	0.16%
Total expenses	1.35%	1.44%	1.48%	1.46%	1.38%	1.38%
Portfolio turnover rate	102%	163%	265%	521%	457%	643%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$259.00	$127.06	$116.88	$127.98	$103.03	$76.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.98)	(1.15)	(.31)	(.03)	(.33)	(.18)
Net gain (loss) on investments (realized and unrealized)	12.80	138.33	10.50	(.42)	25.34	26.96
Total from investment operations	11.82	137.18	10.19	(.45)	25.01	26.78
Less distributions from:
Net investment income	—	—	(.01)	—	(.06)	—
Net realized gains	—	(5.24)	—	(10.65)	—	—
Total distributions	—	(5.24)	(.01)	(10.65)	(.06)	—
Net asset value, end of period	$270.82	$259.00	$127.06	$116.88	$127.98	$103.03

Total Return[d]	4.56%	108.53%	8.72%	1.10%	24.29%	35.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,312	$5,156	$2,120	$3,908	$3,122	$4,408
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.58%)	(0.23%)	(0.02%)	(0.29%)	(0.19%)
Total expenses	1.61%	1.69%	1.73%	1.72%	1.63%	1.63%
Portfolio turnover rate	102%	163%	265%	521%	457%	643%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$225.59	$111.87	$103.69	$115.77	$93.90	$70.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.73)	(2.32)	(1.14)	(.91)	(1.14)	(.69)
Net gain (loss) on investments (realized and unrealized)	11.14	121.28	9.33	(.52)	23.07	24.57
Total from investment operations	9.41	118.96	8.19	(1.43)	21.93	23.88
Less distributions from:
Net investment income	—	—	(.01)	—	(.06)	—
Net realized gains	—	(5.24)	—	(10.65)	—	—
Total distributions	—	(5.24)	(.01)	(10.65)	(.06)	—
Net asset value, end of period	$235.00	$225.59	$111.87	$103.69	$115.77	$93.90

Total Return[d]	4.17%	106.98%	7.91%	0.34%	23.36%	34.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,804	$2,987	$1,701	$1,317	$2,855	$2,556
Ratios to average net assets:
Net investment income (loss)	(1.48%)	(1.34%)	(0.96%)	(0.83%)	(1.07%)	(0.85%)
Total expenses	2.35%	2.44%	2.48%	2.45%	2.38%	2.38%
Portfolio turnover rate	102%	163%	265%	521%	457%	643%

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$251.22	$123.34	$113.47	$124.62	$100.33	$74.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.25)	(1.23)	(.30)	(.54)	(.41)	(.08)
Net gain (loss) on investments (realized and unrealized)	12.73	134.35	10.18	.04 [f]	24.76	26.09
Total from investment operations	11.48	133.12	9.88	(.50)	24.35	26.01
Less distributions from:
Net investment income	—	—	(.01)	—	(.06)	—
Net realized gains	—	(5.24)	—	(10.65)	—	—
Total distributions	—	(5.24)	(.01)	(10.65)	(.06)	—
Net asset value, end of period	$262.70	$251.22	$123.34	$113.47	$124.62	$100.33

Total Return	4.57%	108.53%	8.72%	1.08%	24.29%	34.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,295	$8,383	$2,142	$3,686	$31,109	$23,134
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(0.60%)	(0.22%)	(0.45%)	(0.36%)	(0.09%)
Total expenses	1.60%	1.67%	1.73%	1.68%	1.63%	1.63%
Portfolio turnover rate	102%	163%	265%	521%	457%	643%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than 0.01% or (0.01%).
[f]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	May 5, 1998

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	6.6%
Chevron Corp.	5.7%
ConocoPhillips	4.1%
EOG Resources, Inc.	2.9%
Schlumberger N.V.	2.7%
Marathon Petroleum Corp.	2.6%
Pioneer Natural Resources Co.	2.6%
Kinder Morgan, Inc.	2.5%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Top Ten Total	34.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	12.70%	93.37%	(5.30%)	(2.23%)
A-Class Shares	12.55%	92.90%	(5.53%)	(2.47%)
A-Class Shares with sales charge‡	7.21%	83.74%	(6.44%)	(2.94%)
C-Class Shares	12.15%	91.45%	(6.25%)	(3.20%)
C-Class Shares with CDSC§	11.15%	90.45%	(6.25%)	(3.20%)
H-Class Shares**	12.56%	92.86%	(5.56%)	(2.58%)
S&P 500 Energy Index	9.45%	82.99%	(1.57%)	2.12%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Oil & Gas - 64.6%
Exxon Mobil Corp.	66,156	$3,891,296
Chevron Corp.	32,975	3,345,314
ConocoPhillips	36,101	2,446,565
EOG Resources, Inc.	21,577	1,731,986
Marathon Petroleum Corp.	24,969	1,543,334
Pioneer Natural Resources Co.	9,135	1,521,069
Phillips 66	19,551	1,369,157
Valero Energy Corp.	18,974	1,338,995
Occidental Petroleum Corp.	44,723	1,322,906
Devon Energy Corp.	36,288	1,288,587
Hess Corp.	15,721	1,227,967
Diamondback Energy, Inc.	11,178	1,058,221
Petroleo Brasileiro S.A. ADR	101,210	1,046,511
Continental Resources, Inc.	22,040	1,017,146
BP plc ADR	31,653	865,076
Cabot Oil & Gas Corp. — Class A	35,259	767,236
Cimarex Energy Co.	8,602	750,094
Ovintiv, Inc.	22,742	747,757
Royal Dutch Shell plc — Class A ADR	16,343	728,408
Texas Pacific Land Corp.	587	709,894
APA Corp.	32,687	700,482
Equities Corp.*	34,096	697,604
Range Resources Corp.*	28,609	647,422
HollyFrontier Corp.	17,324	573,944
Chesapeake Energy Corp.	9,300	572,787
Suncor Energy, Inc.	26,143	542,206
Matador Resources Co.	14,177	539,293
PDC Energy, Inc.	10,959	519,347
Murphy Oil Corp.	20,618	514,831
Magnolia Oil & Gas Corp. — Class A	28,624	509,221
Canadian Natural Resources Ltd.	12,815	468,260
SM Energy Co.	17,655	465,739
Denbury, Inc.*	6,208	436,112
Helmerich & Payne, Inc.	15,351	420,771
CNX Resources Corp.*	32,469	409,759
Callon Petroleum Co.*,1	8,157	400,346
PBF Energy, Inc. — Class A*	26,424	342,719
Equinor ASA ADR[1]	13,018	331,959
Delek US Holdings, Inc.*	15,912	285,939
Total Oil & Gas		38,096,260

Pipelines - 13.3%
Kinder Morgan, Inc.	89,387	1,495,445
Williams Companies, Inc.	52,092	1,351,266
ONEOK, Inc.	21,302	1,235,303
Cheniere Energy, Inc.*	12,173	1,188,937
Targa Resources Corp.	16,798	826,630
Enbridge, Inc.	13,926	554,255
DT Midstream, Inc.	10,404	481,081
TC Energy Corp.	9,201	442,476
Pembina Pipeline Corp.	8,432	267,210
Total Pipelines		7,842,603

Energy-Alternate Sources - 9.4%
Enphase Energy, Inc.*	6,833	1,024,745
Plug Power, Inc.*	36,591	934,534
SolarEdge Technologies, Inc.*	2,818	747,390
Sunrun, Inc.*	16,162	711,128
First Solar, Inc.*	7,449	711,082
SunPower Corp. — Class A*,1	21,419	485,783
Renewable Energy Group, Inc.*	7,366	369,773
Green Plains, Inc.*	8,948	292,152
TPI Composites, Inc.*	7,580	255,825
Total Energy-Alternate Sources		5,532,412

Oil & Gas Services - 8.3%
Schlumberger N.V.	52,868	1,567,007
Baker Hughes Co.	50,015	1,236,871
Halliburton Co.	50,306	1,087,616
NOV, Inc.*	40,935	536,658
ChampionX Corp.*	22,750	508,690
Total Oil & Gas Services		4,936,842

Retail - 1.4%
Murphy USA, Inc.	2,911	486,894
World Fuel Services Corp.	10,200	342,924
Total Retail		829,818

Electrical Components & Equipment - 0.7%
EnerSys	5,461	406,517

Mining - 0.6%
Cameco Corp.	16,612	360,979

Coal - 0.5%
Peabody Energy Corp.*	21,148	312,779

Metal Fabricate & Hardware - 0.5%
Tenaris S.A. ADR	14,142	298,537

Total Common Stocks
(Cost $46,498,886)		58,616,747

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$217,305	217,305
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	84,434	84,434
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	84,434	84,434
Total Repurchase Agreements
(Cost $386,173)		386,173

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
ENERGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	520,862	$520,862
Total Securities Lending Collateral
(Cost $520,862)		520,862

Total Investments - 100.9%
(Cost $47,405,921)		$59,523,782
Other Assets & Liabilities, net - (0.9)%		(558,901)
Total Net Assets - 100.0%		$58,964,881

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,616,747	$—	$—	$58,616,747
Repurchase Agreements	—	386,173	—	386,173
Securities Lending Collateral	520,862	—	—	520,862
Total Assets	$59,137,609	$386,173	$—	$59,523,782

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $516,229 of securities loaned (cost $47,019,748)	$59,137,609
Repurchase agreements, at value (cost $386,173)	386,173
Receivables:
Fund shares sold	627,751
Dividends	23,051
Securities lending income	114
Total assets	60,174,698

Liabilities:
Payable for:
Securities purchased	582,244
Return of securities lending collateral	520,862
Management fees	34,605
Fund shares redeemed	17,877
Transfer agent and administrative fees	10,951
Portfolio accounting fees	4,071
Distribution and service fees	1,636
Trustees’ fees*	452
Miscellaneous	37,119
Total liabilities	1,209,817
Commitments and contingent liabilities (Note 9)	—
Net assets	$58,964,881

Net assets consist of:
Paid in capital	$81,079,586
Total distributable earnings (loss)	(22,114,705)
Net assets	$58,964,881

Investor Class:
Net assets	$53,713,654
Capital shares outstanding	311,622
Net asset value per share	$172.37

A-Class:
Net assets	$2,501,361
Capital shares outstanding	15,692
Net asset value per share	$159.40
Maximum offering price per share (Net asset value divided by 95.25%)	$167.35

C-Class:
Net assets	$1,019,072
Capital shares outstanding	7,444
Net asset value per share	$136.90

H-Class:
Net assets	$1,730,794
Capital shares outstanding	11,222
Net asset value per share	$154.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $8,514)	$910,112
Interest	41
Income from securities lending, net	1,462
Total investment income	911,615

Expenses:
Management fees	218,003
Distribution and service fees:
A-Class	3,236
C-Class	4,717
H-Class	2,983
Transfer agent and administrative fees	71,915
Portfolio accounting fees	25,647
Professional fees	16,206
Trustees’ fees*	3,570
Custodian fees	3,347
Line of credit fees	10
Miscellaneous	8,865
Total expenses	358,499
Net investment income	553,116

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,233,174)
Net realized loss	(1,233,174)
Net change in unrealized appreciation (depreciation) on:
Investments	4,499,192
Net change in unrealized appreciation (depreciation)	4,499,192
Net realized and unrealized gain	3,266,018
Net increase in net assets resulting from operations	$3,819,134

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$553,116	$306,823
Net realized loss on investments	(1,233,174)	(1,453,340)
Net change in unrealized appreciation (depreciation) on investments	4,499,192	7,203,790
Net increase in net assets resulting from operations	3,819,134	6,057,273

Distributions to shareholders:
Investor Class	—	(213,265)
A-Class	—	(38,158)
C-Class	—	(19,851)
H-Class	—	(20,784)
Total distributions to shareholders	—	(292,058)

Capital share transactions:
Proceeds from sale of shares
Investor Class	64,222,782	150,630,160
A-Class	704,616	8,452,916
C-Class	677,300	882,168
H-Class	5,702,108	6,045,215
Distributions reinvested
Investor Class	—	209,206
A-Class	—	36,489
C-Class	—	19,168
H-Class	—	20,784
Cost of shares redeemed
Investor Class	(32,203,762)	(141,096,481)
A-Class	(679,622)	(8,000,632)
C-Class	(511,409)	(964,963)
H-Class	(5,524,178)	(5,521,324)
Net increase from capital share transactions	32,387,835	10,712,706
Net increase in net assets	36,206,969	16,477,921

Net assets:
Beginning of period	22,757,912	6,279,991
End of period	$58,964,881	$22,757,912

Capital share activity:
Shares sold
Investor Class	395,784	1,183,818
A-Class	4,630	62,484
C-Class	5,185	9,451
H-Class	38,975	52,998
Shares issued from reinvestment of distributions
Investor Class	—	1,689
A-Class	—	318
C-Class	—	193
H-Class	—	187
Shares redeemed
Investor Class	(203,291)	(1,117,957)
A-Class	(4,572)	(60,130)
C-Class	(3,854)	(10,057)
H-Class	(39,270)	(50,445)
Net increase in shares	193,587	72,549

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d,e]
Per Share Data
Net asset value, beginning of period	$152.94	$81.74	$204.01	$223.24	$236.20	$199.82
Income (loss) from investment operations:
Net investment income (loss)[b]	1.81	1.44	2.91	1.05	1.83	1.20
Net gain (loss) on investments (realized and unrealized)	17.62	72.59	(123.74)	(18.87)	(13.11)	36.74
Total from investment operations	19.43	74.03	(120.83)	(17.82)	(11.28)	37.94
Less distributions from:
Net investment income	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Total distributions	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Net asset value, end of period	$172.37	$152.94	$81.74	$204.01	$223.24	$236.20

Total Return	12.70%	91.43%	(59.61%)	(7.94%)	(4.78%)	18.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,714	$18,220	$4,216	$16,172	$37,253	$24,284
Ratios to average net assets:
Net investment income (loss)	2.20%	2.02%	1.65%	0.46%	0.82%	0.52%
Total expenses	1.36%	1.42%	1.48%	1.46%	1.37%	1.37%
Portfolio turnover rate	63%	939%	428%	525%	954%	996%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d,e]
Per Share Data
Net asset value, beginning of period	$141.62	$76.01	$190.30	$208.85	$221.57	$188.00
Income (loss) from investment operations:
Net investment income (loss)[b]	1.47	1.00	2.46	.63	1.62	.69
Net gain (loss) on investments (realized and unrealized)	16.31	67.44	(115.31)	(17.77)	(12.66)	34.44
Total from investment operations	17.78	68.44	(112.85)	(17.14)	(11.04)	35.13
Less distributions from:
Net investment income	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Total distributions	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Net asset value, end of period	$159.40	$141.62	$76.01	$190.30	$208.85	$221.57

Total Return[c]	12.55%	90.89%	(59.69%)	(8.16%)	(4.99%)	18.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,501	$2,214	$985	$3,369	$3,111	$4,980
Ratios to average net assets:
Net investment income (loss)	1.94%	1.60%	1.50%	0.33%	0.78%	0.31%
Total expenses	1.60%	1.68%	1.73%	1.71%	1.63%	1.62%
Portfolio turnover rate	63%	939%	428%	525%	954%	996%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

ENERGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d,e]
Per Share Data
Net asset value, beginning of period	$122.07	$66.27	$167.39	$185.28	$198.29	$169.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.82	.56	1.08	(1.08)	(.03)	(.87)
Net gain (loss) on investments (realized and unrealized)	14.01	58.07	(100.76)	(15.40)	(11.30)	31.08
Total from investment operations	14.83	58.63	(99.68)	(16.48)	(11.33)	30.21
Less distributions from:
Net investment income	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Total distributions	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Net asset value, end of period	$136.90	$122.07	$66.27	$167.39	$185.28	$198.29

Total Return[c]	12.15%	89.48%	(60.01%)	(8.83%)	(5.73%)	17.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,019	$746	$432	$1,637	$3,721	$4,331
Ratios to average net assets:
Net investment income (loss)	1.26%	1.05%	0.76%	(0.56%)	(0.02%)	(0.45%)
Total expenses	2.36%	2.44%	2.48%	2.45%	2.38%	2.37%
Portfolio turnover rate	63%	939%	428%	525%	954%	996%

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d,e]
Per Share Data
Net asset value, beginning of period	$137.02	$73.61	$184.50	$202.54	$215.03	$182.69
Income (loss) from investment operations:
Net investment income (loss)[b]	1.36	1.06	1.92	1.20	2.97	.06
Net gain (loss) on investments (realized and unrealized)	15.85	65.18	(111.37)	(17.83)	(13.78)	33.84
Total from investment operations	17.21	66.24	(109.45)	(16.63)	(10.81)	33.90
Less distributions from:
Net investment income	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Total distributions	—	(2.83)	(1.44)	(1.41)	(1.68)	(1.56)
Net asset value, end of period	$154.23	$137.02	$73.61	$184.50	$202.54	$215.03

Total Return	12.56%	90.87%	(59.73%)	(8.16%)	(5.03%)	18.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,731	$1,578	$646	$824	$1,480	$2,556
Ratios to average net assets:
Net investment income (loss)	1.84%	1.60%	1.25%	0.54%	1.50%	0.03%
Total expenses	1.61%	1.68%	1.72%	1.70%	1.63%	1.63%
Portfolio turnover rate	63%	939%	428%	525%	954%	996%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 10, 2020.
[e]	Reverse share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
Schlumberger N.V.	13.9%
Baker Hughes Co.	11.0%
Halliburton Co.	9.6%
NOV, Inc.	4.8%
ChampionX Corp.	4.5%
Cactus, Inc. — Class A	3.8%
Helmerich & Payne, Inc.	3.7%
Liberty Oilfield Services, Inc. — Class A	3.4%
SolarEdge Technologies, Inc.	3.2%
Sunrun, Inc.	3.2%
Top Ten Total	61.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	3.29%	88.85%	(16.87%)	(11.22%)
A-Class Shares	3.16%	88.36%	(17.07%)	(11.45%)
A-Class Shares with sales charge‡	(1.74%)	79.42%	(17.87%)	(11.88%)
C-Class Shares	2.80%	86.98%	(17.69%)	(12.11%)
C-Class Shares with CDSC§	1.80%	85.98%	(17.69%)	(12.11%)
H-Class Shares**	3.16%	88.35%	(17.07%)	(11.54%)
S&P 500 Energy Index	9.45%	82.99%	(1.57%)	2.12%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Oil & Gas Services - 75.0%
Schlumberger N.V.	214,962	$6,371,474
Baker Hughes Co.	203,457	5,031,492
Halliburton Co.	204,553	4,422,436
NOV, Inc.*	166,628	2,184,493
ChampionX Corp.*	92,311	2,064,074
Liberty Oilfield Services, Inc. — Class A*	127,027	1,540,837
TechnipFMC plc*	178,203	1,341,868
Oceaneering International, Inc.*	87,215	1,161,704
Archrock, Inc.	139,150	1,147,987
Core Laboratories N.V.	39,884	1,106,781
National Energy Services Reunited Corp.*	85,111	1,065,590
ProPetro Holding Corp.*	116,602	1,008,607
Dril-Quip, Inc.*	37,471	943,520
Bristow Group, Inc.*	28,437	905,150
DMC Global, Inc.*	21,166	781,237
US Silica Holdings, Inc.*	95,033	759,314
Tidewater, Inc.*	59,613	718,933
Oil States International, Inc.*	102,949	657,844
Solaris Oilfield Infrastructure, Inc. — Class A	76,934	641,629
Matrix Service Co.*	49,970	522,686
Total Oil & Gas Services		34,377,656

Oil & Gas - 8.8%
Helmerich & Payne, Inc.	62,217	1,705,368
Patterson-UTI Energy, Inc.	152,285	1,370,565
Nabors Industries Ltd.*	9,768	942,417
Total Oil & Gas		4,018,350

Energy-Alternate Sources - 6.4%
SolarEdge Technologies, Inc.*	5,609	1,487,619
Sunrun, Inc.*	33,144	1,458,336
Total Energy-Alternate Sources		2,945,955

Machinery-Diversified - 3.7%
Cactus, Inc. — Class A	45,740	1,725,313

Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	60,272	1,272,342

Retail - 2.7%
Aspen Aerogels, Inc.*	27,097	1,246,733

Total Common Stocks
(Cost $41,982,593)		45,586,349

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$151,106	151,106
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	58,712	58,712
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	58,713	58,713
Total Repurchase Agreements
(Cost $268,531)		268,531

Total Investments - 100.0%
(Cost $42,251,124)		$45,854,880
Other Assets & Liabilities, net - 0.0%		(1,435)
Total Net Assets - 100.0%		$45,853,445

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,586,349	$—	$—	$45,586,349
Repurchase Agreements	—	268,531	—	268,531
Total Assets	$45,586,349	$268,531	$—	$45,854,880

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $41,982,593)	$45,586,349
Repurchase agreements, at value (cost $268,531)	268,531
Receivables:
Securities sold	476,271
Fund shares sold	304,485
Dividends	21,020
Total assets	46,656,656

Liabilities:
Payable for:
Securities purchased	632,763
Fund shares redeemed	114,995
Management fees	24,533
Transfer agent and administrative fees	7,764
Portfolio accounting fees	2,886
Distribution and service fees	1,007
Trustees’ fees*	230
Miscellaneous	19,033
Total liabilities	803,211
Commitments and contingent liabilities (Note 9)	—
Net assets	$45,853,445

Net assets consist of:
Paid in capital	$81,546,784
Total distributable earnings (loss)	(35,693,339)
Net assets	$45,853,445

Investor Class:
Net assets	$42,920,508
Capital shares outstanding	245,588
Net asset value per share	$174.77

A-Class:
Net assets	$765,244
Capital shares outstanding	4,710
Net asset value per share	$162.47
Maximum offering price per share (Net asset value divided by 95.25%)	$170.57

C-Class:
Net assets	$1,285,198
Capital shares outstanding	9,102
Net asset value per share	$141.20

H-Class:
Net assets	$882,495
Capital shares outstanding	5,605
Net asset value per share	$157.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $68)	$212,800
Interest	32
Income from securities lending, net	11
Total investment income	212,843

Expenses:
Management fees	142,610
Distribution and service fees:
A-Class	1,189
C-Class	3,611
H-Class	2,644
Transfer agent and administrative fees	46,307
Portfolio accounting fees	16,778
Registration fees	2,606
Professional fees	7,593
Custodian fees	2,092
Trustees’ fees*	1,168
Miscellaneous	8,190
Total expenses	234,788
Net investment loss	(21,945)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(727,894)
Net realized loss	(727,894)
Net change in unrealized appreciation (depreciation) on:
Investments	842,053
Net change in unrealized appreciation (depreciation)	842,053
Net realized and unrealized gain	114,159
Net increase in net assets resulting from operations	$92,214

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(21,945)	$31,147
Net realized loss on investments	(727,894)	(2,872,726)
Net change in unrealized appreciation (depreciation) on investments	842,053	4,839,953
Net increase in net assets resulting from operations	92,214	1,998,374

Distributions to shareholders:
Investor Class	—	(58,239)
A-Class	—	(7,763)
C-Class	—	(5,500)
H-Class	—	(13,320)
Total distributions to shareholders	—	(84,822)

Capital share transactions:
Proceeds from sale of shares
Investor Class	51,196,923	30,897,142
A-Class	1,173,965	1,084,574
C-Class	1,208,092	749,587
H-Class	5,616,790	11,467,298
Distributions reinvested
Investor Class	—	57,067
A-Class	—	7,098
C-Class	—	5,499
H-Class	—	13,320
Cost of shares redeemed
Investor Class	(13,425,444)	(29,134,887)
A-Class	(1,035,351)	(973,357)
C-Class	(391,528)	(682,420)
H-Class	(5,129,382)	(11,270,764)
Net increase from capital share transactions	39,214,065	2,220,157
Net increase in net assets	39,306,279	4,133,709

Net assets:
Beginning of period	6,547,166	2,413,457
End of period	$45,853,445	$6,547,166

Capital share activity:
Shares sold
Investor Class	294,848	241,060
A-Class	6,985	9,335
C-Class	8,314	7,226
H-Class	33,713	82,664
Shares issued from reinvestment of distributions
Investor Class	—	388
A-Class	—	52
C-Class	—	46
H-Class	—	100
Shares redeemed
Investor Class	(77,055)	(233,553)
A-Class	(6,569)	(7,803)
C-Class	(2,698)	(6,885)
H-Class	(32,623)	(85,965)
Net increase in shares	224,915	6,665

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$169.20	$75.50	$281.99	$378.02	$483.58	$426.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	.20	2.40	.15	8.85 [e]	.15
Net gain (loss) on investments (realized and unrealized)	5.65	95.34	(208.59)	(92.88)	(110.66)	61.04
Total from investment operations	5.57	95.54	(206.19)	(92.73)	(101.81)	61.19
Less distributions from:
Net investment income	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Total distributions	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Net asset value, end of period	$174.77	$169.20	$75.50	$281.99	$378.02	$483.58

Total Return	3.29%	127.06%	(73.21%)	(24.43%)	(21.11%)	14.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,921	$4,703	$1,502	$6,896	$8,181	$11,757
Ratios to average net assets:
Net investment income (loss)	(0.09%)	0.82%	1.11%	0.06%	2.19%[f]	0.03%
Total expenses	1.36%	1.42%	1.48%	1.46%	1.38%	1.38%
Portfolio turnover rate	39%	770%	810%	1,453%	1,824%	1,830%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$157.49	$70.51	$264.03	$355.19	$455.88	$402.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	.19	1.95	1.80	9.00 [e]	(2.10)
Net gain (loss) on investments (realized and unrealized)	5.29	88.63	(195.17)	(89.66)	(105.94)	58.87
Total from investment operations	4.98	88.82	(193.22)	(87.86)	(96.94)	56.77
Less distributions from:
Net investment income	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Total distributions	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Net asset value, end of period	$162.47	$157.49	$70.51	$264.03	$355.19	$455.88

Total Return[c]	3.16%	126.39%	(73.26%)	(24.65%)	(21.31%)	14.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$765	$676	$191	$829	$811	$1,295
Ratios to average net assets:
Net investment income (loss)	(0.37%)	0.87%	0.94%	0.60%	2.37%[f]	(0.47%)
Total expenses	1.60%	1.68%	1.73%	1.73%	1.63%	1.62%
Portfolio turnover rate	39%	770%	810%	1,453%	1,824%	1,830%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$137.36	$62.08	$234.26	$317.99	$411.65	$366.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.75)	(.01)	.30	(2.55)	5.70 [e]	(4.95)
Net gain (loss) on investments (realized and unrealized)	4.59	77.13	(172.18)	(77.88)	(95.61)	53.51
Total from investment operations	3.84	77.12	(171.88)	(80.43)	(89.91)	48.56
Less distributions from:
Net investment income	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Total distributions	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Net asset value, end of period	$141.20	$137.36	$62.08	$234.26	$317.99	$411.65

Total Return[c]	2.80%	124.62%	(73.46%)	25.17%	(21.89%)	13.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,285	$479	$192	$826	$1,836	$3,258
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(0.03%)	0.20%	(0.84%)	1.66%[f]	(1.23%)
Total expenses	2.36%	2.43%	2.48%	2.45%	2.38%	2.37%
Portfolio turnover rate	39%	770%	810%	1,453%	1,824%	1,830%

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$152.63	$68.37	$255.45	$343.95	$442.11	$391.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	.02	1.65	.45	2.85 [e]	(1.20)
Net gain (loss) on investments (realized and unrealized)	5.05	86.08	(188.43)	(85.65)	(97.26)	56.05
Total from investment operations	4.82	86.10	(186.78)	(85.20)	(94.41)	54.85
Less distributions from:
Net investment income	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Total distributions	—	(1.84)	(.30)	(3.30)	(3.75)	(3.75)
Net asset value, end of period	$157.45	$152.63	$68.37	$255.45	$343.95	$442.11

Total Return	3.16%	126.23%	(73.19%)	(24.67%)	(21.40%)	14.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$882	$689	$528	$6,395	$15,754	$4,193
Ratios to average net assets:
Net investment income (loss)	(0.28%)	0.11%	0.77%	0.15%	0.76%[f]	(0.29%)
Total expenses	1.60%	1.68%	1.72%	1.70%	1.63%	1.62%
Portfolio turnover rate	39%	770%	810%	1,453%	1,824%	1,830%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.
[e]

Net investments income per share includes $0.54, $0.50, $0.45, and $0.50 for Investor Class, A-Class, C-Class, and H-Class, respectively, resulting from a special dividend from Baker Hughes, a GE Co., LLC on July 05, 2017.

[f]	Net investment income to average net assets includes 1.99% from Investor Class, A-Class, C-Class, and H-Class, resulting from a special dividend from Baker Hughes, a GE Co., LLC on July 05, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	April 6, 1998

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.8%
JPMorgan Chase & Co.	2.6%
Bank of America Corp.	2.2%
Wells Fargo & Co.	1.6%
Morgan Stanley	1.5%
American Express Co.	1.4%
Charles Schwab Corp.	1.4%
Citigroup, Inc.	1.4%
Goldman Sachs Group, Inc.	1.3%
Blackstone, Inc. — Class A	1.3%
Top Ten Total	17.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	11.24%	52.28%	12.77%	13.58%
A-Class Shares	11.09%	51.89%	12.49%	13.30%
A-Class Shares with sales charge‡	5.82%	44.69%	11.40%	12.75%
C-Class Shares	10.67%	50.73%	11.65%	12.46%
C-Class Shares with CDSC§	9.67%	49.73%	11.65%	12.46%
H-Class Shares**	11.12%	51.92%	12.49%	13.19%
S&P 500 Financials Index	11.34%	59.13%	16.64%	17.00%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.6%

REITs - 27.8%
American Tower Corp. — Class A	1,007	$267,268
Prologis, Inc.	1,927	241,704
Crown Castle International Corp.	1,229	213,010
Equinix, Inc.	260	205,434
Public Storage	601	178,557
Simon Property Group, Inc.	1,267	164,672
Digital Realty Trust, Inc.	1,121	161,929
SBA Communications Corp.	445	147,104
Welltower, Inc.	1,781	146,754
AvalonBay Communities, Inc.	636	140,963
Equity Residential	1,737	140,558
Alexandria Real Estate Equities, Inc.	702	134,131
Weyerhaeuser Co.	3,617	128,657
Realty Income Corp.	1,927	124,985
Invitation Homes, Inc.	3,064	117,443
Mid-America Apartment Communities, Inc.	625	116,719
Extra Space Storage, Inc.	687	115,409
Ventas, Inc.	2,070	114,285
Essex Property Trust, Inc.	357	114,147
Sun Communities, Inc.	612	113,281
VICI Properties, Inc.	3,906	110,970
Duke Realty Corp.	2,218	106,176
Boston Properties, Inc.	958	103,799
Healthpeak Properties, Inc.	3,081	103,152
UDR, Inc.	1,907	101,033
Camden Property Trust	658	97,035
Equity LifeStyle Properties, Inc.	1,204	94,032
WP Carey, Inc.	1,278	93,345
American Homes 4 Rent — Class A	2,294	87,447
Medical Properties Trust, Inc.	4,347	87,244
Lamar Advertising Co. — Class A	768	87,130
Host Hotels & Resorts, Inc.*	5,247	85,684
Kimco Realty Corp.	4,123	85,552
Regency Centers Corp.	1,267	85,307
Gaming and Leisure Properties, Inc.	1,784	82,635
CyrusOne, Inc.	1,032	79,887
VEREIT, Inc.	1,766	79,876
CubeSmart	1,592	77,132
Federal Realty Investment Trust	641	75,632
Life Storage, Inc.	652	74,811
AGNC Investment Corp.	4,622	72,889
Vornado Realty Trust	1,726	72,509
STORE Capital Corp.	2,256	72,260
Kilroy Realty Corp.	1,074	71,110
Rexford Industrial Realty, Inc.	1,222	69,349
National Retail Properties, Inc.	1,585	68,456
American Campus Communities, Inc.	1,352	65,504
Omega Healthcare Investors, Inc.	2,184	65,433
First Industrial Realty Trust, Inc.	1,254	65,308
EastGroup Properties, Inc.	386	64,319
CoreSite Realty Corp.	463	64,144
Americold Realty Trust	2,200	63,910
Healthcare Trust of America, Inc. — Class A	2,146	63,650
Brixmor Property Group, Inc.	2,861	63,257
Douglas Emmett, Inc.	1,869	59,079
SL Green Realty Corp.	801	56,743
Agree Realty Corp.	797	52,785
Healthcare Realty Trust, Inc.	1,748	52,055
Hudson Pacific Properties, Inc.	1,935	50,832
Total REITs		6,098,481

Banks - 25.6%
JPMorgan Chase & Co.	3,436	562,439
Bank of America Corp.	11,409	484,312
Wells Fargo & Co.	7,514	348,725
Morgan Stanley	3,353	326,280
Citigroup, Inc.	4,233	297,072
Goldman Sachs Group, Inc.	770	291,083
U.S. Bancorp	4,039	240,078
PNC Financial Services Group, Inc.	1,211	236,920
Truist Financial Corp.	3,870	226,976
Bank of New York Mellon Corp.	3,238	167,858
SVB Financial Group*	243	157,192
First Republic Bank	766	147,746
State Street Corp.	1,659	140,551
Fifth Third Bancorp	3,246	137,760
Huntington Bancshares, Inc.	7,885	121,902
Northern Trust Corp.	1,119	120,639
M&T Bank Corp.	786	117,381
Regions Financial Corp.	5,479	116,758
KeyCorp	5,347	115,602
Citizens Financial Group, Inc.	2,447	114,960
Toronto-Dominion Bank	1,723	113,976
HDFC Bank Ltd. ADR	1,493	109,123
Royal Bank of Canada	1,085	107,936
Bank of Nova Scotia	1,739	107,001
Signature Bank	382	104,011
ICICI Bank Ltd. ADR	5,508	103,936
HSBC Holdings plc ADR	3,935	102,900
Western Alliance Bancorporation	828	90,103
East West Bancorp, Inc.	1,128	87,465
Zions Bancorp North America	1,354	83,799
First Horizon Corp.	4,832	78,713
Silvergate Capital Corp. — Class A*	386	44,583
Total Banks		5,605,780

Insurance - 21.4%
Berkshire Hathaway, Inc. — Class B*	2,257	616,026
Willis Towers Watson plc	960	223,162
Marsh & McLennan Companies, Inc.	1,455	220,331
Aon plc — Class A	714	204,040
Progressive Corp.	2,039	184,305
Chubb Ltd.	1,050	182,154
MetLife, Inc.	2,924	180,499
American International Group, Inc.	3,131	171,861
Prudential Financial, Inc.	1,565	164,638
Travelers Companies, Inc.	1,025	155,810
Allstate Corp.	1,213	154,427
Aflac, Inc.	2,758	143,775
Arthur J Gallagher & Co.	956	142,109

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
FINANCIAL SERVICES FUND

	Shares	Value
Hartford Financial Services Group, Inc.	1,806	$126,871
Everest Re Group Ltd.	458	114,857
Athene Holding Ltd. — Class A*	1,589	109,434
Arch Capital Group Ltd.*	2,852	108,889
Cincinnati Financial Corp.	949	108,395
Principal Financial Group, Inc.	1,641	105,680
RenaissanceRe Holdings Ltd.	757	105,526
Markel Corp.*	84	100,391
Brown & Brown, Inc.	1,804	100,032
Loews Corp.	1,772	95,564
Lincoln National Corp.	1,356	93,225
Fidelity National Financial, Inc.	2,010	91,133
Equitable Holdings, Inc.	3,037	90,017
American Financial Group, Inc.	641	80,657
Assurant, Inc.	483	76,193
Globe Life, Inc.	853	75,943
Reinsurance Group of America, Inc. — Class A	621	69,092
First American Financial Corp.	1,027	68,860
Voya Financial, Inc.	1,088	66,792
MGIC Investment Corp.	3,832	57,327
Unum Group	2,283	57,212
Lemonade, Inc.*,1	759	50,861
Total Insurance		4,696,088

Diversified Financial Services - 17.6%
American Express Co.	1,784	298,874
Charles Schwab Corp.	4,083	297,406
BlackRock, Inc. — Class A	335	280,951
Ameriprise Financial, Inc.	1,027	271,251
Capital One Financial Corp.	1,347	218,174
CME Group, Inc. — Class A	1,117	216,005
Intercontinental Exchange, Inc.	1,766	202,772
T. Rowe Price Group, Inc.	835	164,244
Discover Financial Services	1,249	153,440
Nasdaq, Inc.	750	144,765
Rocket Companies, Inc. — Class A	8,705	139,628
Apollo Global Management, Inc.	2,139	131,741
Synchrony Financial	2,675	130,754
Futu Holdings Ltd. ADR*,1	1,405	127,883
Upstart Holdings, Inc.*	400	126,576
Tradeweb Markets, Inc. — Class A	1,338	108,084
Ally Financial, Inc.	2,110	107,716
LPL Financial Holdings, Inc.	598	93,742
Cboe Global Markets, Inc.	752	93,143
Franklin Resources, Inc.	3,130	93,024
Invesco Ltd.	3,407	82,143
Jefferies Financial Group, Inc.	2,110	78,344
Credit Acceptance Corp.*,1	130	76,089
OneMain Holdings, Inc.	1,249	69,107
SLM Corp.	3,324	58,502
Evercore, Inc. — Class A	426	56,943
LendingTree, Inc.*	236	33,000
Total Diversified Financial Services		3,854,301

Private Equity - 3.1%
Blackstone, Inc. — Class A	2,444	284,335
KKR & Company, Inc. — Class A	2,941	179,048
Brookfield Asset Management, Inc. — Class A	2,048	109,589
Carlyle Group, Inc.	2,151	101,699
Total Private Equity		674,671

Commercial Services - 2.5%
S&P Global, Inc.	585	248,561
Moody’s Corp.	561	199,217
MarketAxess Holdings, Inc.	238	100,124
Total Commercial Services		547,902

Software - 0.8%
MSCI, Inc. — Class A	285	173,377

Media - 0.5%
FactSet Research Systems, Inc.	252	99,485

Savings & Loans - 0.3%
People’s United Financial, Inc.	4,073	71,155

Total Common Stocks
(Cost $13,083,245)		21,821,240

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$78,421	78,421
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	30,470	30,470
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	30,470	30,470
Total Repurchase Agreements
(Cost $139,361)		139,361

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	160,900	160,900
Total Securities Lending Collateral
(Cost $160,900)		160,900

Total Investments - 100.9%
(Cost $13,383,506)		$22,121,501
Other Assets & Liabilities, net - (0.9)%		(189,037)
Total Net Assets - 100.0%		$21,932,464

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
FINANCIAL SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,821,240	$—	$—	$21,821,240
Repurchase Agreements	—	139,361	—	139,361
Securities Lending Collateral	160,900	—	—	160,900
Total Assets	$21,982,140	$139,361	$—	$22,121,501

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $159,365 of securities loaned (cost $13,244,145)	$21,982,140
Repurchase agreements, at value (cost $139,361)	139,361
Cash	340
Receivables:
Fund shares sold	120,952
Securities sold	111,085
Dividends	36,706
Foreign tax reclaims	299
Securities lending income	38
Total assets	22,390,921

Liabilities:
Payable for:
Fund shares redeemed	247,229
Return of securities lending collateral	160,900
Management fees	17,672
Transfer agent and administrative fees	5,593
Distribution and service fees	2,292
Portfolio accounting fees	2,079
Trustees’ fees*	274
Miscellaneous	22,418
Total liabilities	458,457
Commitments and contingent liabilities (Note 9)	—
Net assets	$21,932,464

Net assets consist of:
Paid in capital	$12,695,449
Total distributable earnings (loss)	9,237,015
Net assets	$21,932,464

Investor Class:
Net assets	$16,666,973
Capital shares outstanding	168,638
Net asset value per share	$98.83

A-Class:
Net assets	$3,084,593
Capital shares outstanding	33,593
Net asset value per share	$91.82
Maximum offering price per share (Net asset value divided by 95.25%)	$96.40

C-Class:
Net assets	$1,147,892
Capital shares outstanding	14,491
Net asset value per share	$79.21

H-Class:
Net assets	$1,033,006
Capital shares outstanding	11,606
Net asset value per share	$89.01

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $1,088)	$346,206
Interest	22
Income from securities lending, net	634
Total investment income	346,862

Expenses:
Management fees	139,591
Distribution and service fees:
A-Class	5,018
C-Class	5,729
H-Class	3,475
Transfer agent and administrative fees	46,057
Portfolio accounting fees	16,422
Registration fees	446
Professional fees	8,479
Trustees’ fees*	2,298
Custodian fees	2,142
Miscellaneous	6,732
Total expenses	236,389
Net investment income	110,473

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,750,414
Net realized gain	1,750,414
Net change in unrealized appreciation (depreciation) on:
Investments	1,600,102
Net change in unrealized appreciation (depreciation)	1,600,102
Net realized and unrealized gain	3,350,516
Net increase in net assets resulting from operations	$3,460,989

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$110,473	$169,939
Net realized gain on investments	1,750,414	19,848
Net change in unrealized appreciation (depreciation) on investments	1,600,102	6,560,465
Net increase in net assets resulting from operations	3,460,989	6,750,252

Capital share transactions:
Proceeds from sale of shares
Investor Class	37,010,097	62,886,989
A-Class	1,809,663	1,669,156
C-Class	844,926	1,791,284
H-Class	5,069,977	3,147,059
Cost of shares redeemed
Investor Class	(55,304,474)	(36,775,287)
A-Class	(1,910,630)	(7,580,564)
C-Class	(842,434)	(1,699,737)
H-Class	(7,599,219)	(757,798)
Net increase (decrease) from capital share transactions	(20,922,094)	22,681,102
Net increase (decrease) in net assets	(17,461,105)	29,431,354

Net assets:
Beginning of period	39,393,569	9,962,215
End of period	$21,932,464	$39,393,569

Capital share activity:
Shares sold
Investor Class	382,281	841,230
A-Class	20,216	27,662
C-Class	10,815	30,564
H-Class	56,683	40,856
Shares redeemed
Investor Class	(577,523)	(531,516)
A-Class	(20,258)	(106,444)
C-Class	(10,795)	(30,403)
H-Class	(85,651)	(12,616)
Net increase (decrease) in shares	(224,232)	259,333

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$88.84	$54.80	$68.68	$72.17	$65.14	$53.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.88	.83	.53	.61	.55
Net gain (loss) on investments (realized and unrealized)	9.61	33.16	(14.39)	(.86)[f]	6.79	11.14
Total from investment operations	9.99	34.04	(13.56)	(.33)	7.40	11.69
Less distributions from:
Net investment income	—	—	(.32)	(.89)	(.37)	(.45)
Net realized gains	—	—	—	(2.27)	—	—
Total distributions	—	—	(.32)	(3.16)	(.37)	(.45)
Net asset value, end of period	$98.83	$88.84	$54.80	$68.68	$72.17	$65.14

Total Return	11.24%	62.12%	(19.88%)	(0.14%)	11.37%	21.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,667	$32,328	$2,968	$4,978	$25,183	$39,214
Ratios to average net assets:
Net investment income (loss)	0.78%	1.19%	1.12%	0.74%	0.89%	0.90%
Total expenses	1.35%	1.41%	1.48%	1.45%	1.38%	1.38%
Portfolio turnover rate	118%	246%	249%	410%	347%	389%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$82.65	$51.10	$64.22	$67.88	$61.44	$51.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.55	.54	.37	.53	.41
Net gain (loss) on investments (realized and unrealized)	8.96	31.00	(13.34)	(.87)[f]	6.28	10.48
Total from investment operations	9.17	31.55	(12.80)	(.50)	6.81	10.89
Less distributions from:
Net investment income	—	—	(.32)	(.89)	(.37)	(.45)
Net realized gains	—	—	—	(2.27)	—	—
Total distributions	—	—	(.32)	(3.16)	(.37)	(.45)
Net asset value, end of period	$91.82	$82.65	$51.10	$64.22	$67.88	$61.44

Total Return[c]	11.09%	61.74%	(20.07%)	(0.41%)	11.08%	21.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,085	$2,780	$5,745	$7,602	$8,293	$1,834
Ratios to average net assets:
Net investment income (loss)	0.47%	0.86%	0.78%	0.55%	0.81%	0.73%
Total expenses	1.60%	1.70%	1.72%	1.71%	1.63%	1.62%
Portfolio turnover rate	118%	246%	249%	410%	347%	389%

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$71.57	$44.59	$56.49	$60.56	$55.26	$46.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.03)	.01	(.16)	— [e]	(.07)
Net gain (loss) on investments (realized and unrealized)	7.75	27.01	(11.59)	(.75)[f]	5.67	9.54
Total from investment operations	7.64	26.98	(11.58)	(.91)	5.67	9.47
Less distributions from:
Net investment income	—	—	(.32)	(.89)	(.37)	(.45)
Net realized gains	—	—	—	(2.27)	—	—
Total distributions	—	—	(.32)	(3.16)	(.37)	(.45)
Net asset value, end of period	$79.21	$71.57	$44.59	$56.49	$60.56	$55.26

Total Return[c]	10.67%	60.51%	(20.66%)	(1.15%)	10.27%	20.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,148	$1,036	$638	$985	$2,218	$2,270
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.06%)	0.02%	(0.27%)	—%[g]	(0.13%)
Total expenses	2.35%	2.43%	2.47%	2.46%	2.38%	2.37%
Portfolio turnover rate	118%	246%	249%	410%	347%	389%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$80.10	$49.53	$62.26	$65.93	$59.67	$49.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.68	.54	.03	.46	.33
Net gain (loss) on investments (realized and unrealized)	8.75	29.89	(12.95)	(.54)[f]	6.17	10.26
Total from investment operations	8.91	30.57	(12.41)	(.51)	6.63	10.59
Less distributions from:
Net investment income	—	—	(.32)	(.89)	(.37)	(.45)
Net realized gains	—	—	—	(2.27)	—	—
Total distributions	—	—	(.32)	(3.16)	(.37)	(.45)
Net asset value, end of period	$89.01	$80.10	$49.53	$62.26	$65.93	$59.67

Total Return	11.12%	61.72%	(20.08%)	(0.42%)	11.11%	21.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,033	$3,250	$611	$1,606	$3,014	$18,259
Ratios to average net assets:
Net investment income (loss)	0.37%	1.07%	0.81%	0.05%	0.72%	0.58%
Total expenses	1.60%	1.69%	1.72%	1.73%	1.63%	1.63%
Portfolio turnover rate	118%	246%	249%	410%	347%	389%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the year ended through March 31, 2017 have been restated to reflect a 2:1 share split effective October 31, 2016.
[e]	Less than $0.01 per share.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Less than 0.01% or (0.01%).

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	May 11, 1998

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.1%
UnitedHealth Group, Inc.	2.8%
Pfizer, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
Eli Lilly & Co.	2.3%
Danaher Corp.	2.2%
Merck & Company, Inc.	2.1%
Abbott Laboratories	2.1%
AbbVie, Inc.	2.1%
Medtronic plc	1.8%
Top Ten Total	23.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	10.55%	24.21%	14.08%	15.97%
A-Class Shares	10.40%	23.88%	13.79%	15.68%
A-Class Shares with sales charge‡	5.17%	18.00%	12.69%	15.12%
C-Class Shares	10.02%	22.99%	12.95%	14.83%
C-Class Shares with CDSC§	9.02%	21.99%	12.95%	14.83%
H-Class Shares**	10.37%	23.86%	13.78%	15.58%
S&P 500 Health Care Index	9.96%	22.56%	14.18%	17.06%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 20, 215, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Healthcare-Products - 30.9%
Thermo Fisher Scientific, Inc.	1,586	$906,129
Danaher Corp.	2,793	850,301
Abbott Laboratories	7,020	829,273
Medtronic plc	5,687	712,865
Intuitive Surgical, Inc.*	640	636,256
Stryker Corp.	2,198	579,657
Edwards Lifesciences Corp.*	4,281	484,652
Boston Scientific Corp.*	10,543	457,461
IDEXX Laboratories, Inc.*	677	421,026
Align Technology, Inc.*	612	407,243
Baxter International, Inc.	4,607	370,541
ResMed, Inc.	1,345	354,475
Zimmer Biomet Holdings, Inc.	2,226	325,797
West Pharmaceutical Services, Inc.	755	320,528
Avantor, Inc.*	7,041	287,977
Insulet Corp.*	970	275,703
STERIS plc	1,276	260,661
Novocure Ltd.*	2,194	254,877
PerkinElmer, Inc.	1,468	254,390
Hologic, Inc.*	3,404	251,249
Bio-Techne Corp.	514	249,069
Repligen Corp.*	812	234,660
10X Genomics, Inc. — Class A*	1,565	227,833
Masimo Corp.*	840	227,396
QIAGEN N.V.*	4,269	220,622
ABIOMED, Inc.*	673	219,075
Dentsply Sirona, Inc.	3,486	202,362
Henry Schein, Inc.*	2,491	189,715
Hill-Rom Holdings, Inc.	1,239	185,850
Natera, Inc.*	1,651	183,987
Penumbra, Inc.*	669	178,288
Tandem Diabetes Care, Inc.*	1,329	158,656
Quidel Corp.*	1,031	145,526
Nevro Corp.*	990	115,216
Haemonetics Corp.*	1,623	114,568
iRhythm Technologies, Inc.*	1,280	74,957
Total Healthcare-Products		12,168,841

Pharmaceuticals - 29.8%
Johnson & Johnson	7,498	1,210,927
Pfizer, Inc.	21,201	911,855
Eli Lilly & Co.	3,845	888,387
Merck & Company, Inc.	11,167	838,753
AbbVie, Inc.	7,596	819,381
Bristol-Myers Squibb Co.	11,416	675,485
CVS Health Corp.	7,428	630,340
Zoetis, Inc.	2,867	556,599
Cigna Corp.	2,434	487,190
Becton Dickinson and Co.	1,965	483,036
AstraZeneca plc ADR	7,135	428,528
Dexcom, Inc.*	767	419,442
McKesson Corp.	1,618	322,597
Jazz Pharmaceuticals plc*	2,275	296,228
AmerisourceBergen Corp. — Class A	2,418	288,830
GlaxoSmithKline plc ADR	7,053	269,495
Perrigo Company plc	5,683	268,976
Teva Pharmaceutical Industries Ltd. ADR*	27,422	267,090
Novartis AG ADR	3,143	257,035
Viatris, Inc.	17,625	238,819
Elanco Animal Health, Inc.*	7,135	227,535
Cardinal Health, Inc.	4,346	214,953
Bausch Health Companies, Inc.*	6,841	190,522
Neurocrine Biosciences, Inc.*	1,884	180,694
Intellia Therapeutics, Inc.*	1,300	174,395
Sarepta Therapeutics, Inc.*	1,814	167,759
Total Pharmaceuticals		11,714,851

Biotechnology - 19.0%
Moderna, Inc.*	1,786	687,360
Amgen, Inc.	3,049	648,370
Gilead Sciences, Inc.	7,889	551,047
Regeneron Pharmaceuticals, Inc.*	763	461,752
Illumina, Inc.*	1,109	449,822
Vertex Pharmaceuticals, Inc.*	2,226	403,774
Biogen, Inc.*	1,317	372,698
Seagen, Inc.*	2,063	350,297
Horizon Therapeutics plc*	2,724	298,387
BioNTech SE ADR*	1,043	284,729
Alnylam Pharmaceuticals, Inc.*	1,480	279,439
Royalty Pharma plc — Class A	7,396	267,291
CRISPR Therapeutics AG*	2,198	246,022
Exact Sciences Corp.*	2,459	234,712
BioMarin Pharmaceutical, Inc.*	2,898	223,986
Incyte Corp.*	3,225	221,816
Novavax, Inc.*	1,056	218,919
Guardant Health, Inc.*	1,692	211,517
Mirati Therapeutics, Inc.*	1,051	185,932
United Therapeutics Corp.*	873	161,138
Exelixis, Inc.*	7,379	155,992
Arrowhead Pharmaceuticals, Inc.*	2,422	151,205
Twist Bioscience Corp.*	1,255	134,247
Pacific Biosciences of California, Inc.*	5,141	131,353
Emergent BioSolutions, Inc.*	1,822	91,228
Inovio Pharmaceuticals, Inc.*,1	9,883	70,762
Total Biotechnology		7,493,795

Healthcare-Services - 16.0%
UnitedHealth Group, Inc.	2,822	1,102,668
Anthem, Inc.	1,512	563,674
HCA Healthcare, Inc.	2,067	501,702
Humana, Inc.	1,064	414,056
IQVIA Holdings, Inc.*	1,614	386,618
Centene Corp.*	5,785	360,463
Laboratory Corporation of America Holdings*	1,068	300,578
ICON plc*	1,064	278,789
Catalent, Inc.*	2,083	277,185
Charles River Laboratories International, Inc.*	636	262,458
Teladoc Health, Inc.*	2,018	255,903
Quest Diagnostics, Inc.	1,663	241,650

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
HEALTH CARE FUND

	Shares	Value
PPD, Inc.*	5,137	$240,360
Molina Healthcare, Inc.*	873	236,854
DaVita, Inc.*	1,741	202,409
Universal Health Services, Inc. — Class B	1,414	195,655
Syneos Health, Inc.*	1,961	171,548
Encompass Health Corp.	2,120	159,085
Invitae Corp.*,1	5,100	144,993
Total Healthcare-Services		6,296,648

Electronics - 2.5%
Agilent Technologies, Inc.	2,491	392,407
Mettler-Toledo International, Inc.*	237	326,434
Waters Corp.*	742	265,117
Total Electronics		983,958

Software - 1.7%
Veeva Systems, Inc. — Class A*	1,333	384,130
Cerner Corp.	3,759	265,085
Total Software		649,215

Total Common Stocks
(Cost $26,467,686)		39,307,308

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$85,910	85,910
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	33,380	33,380
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	33,380	33,380
Total Repurchase Agreements
(Cost $152,670)		152,670

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	164,177	164,177
Total Securities Lending Collateral
(Cost $164,177)		164,177

Total Investments - 100.7%
(Cost $26,784,533)		$39,624,155
Other Assets & Liabilities, net - (0.7)%		(269,242)
Total Net Assets - 100.0%		$39,354,913

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,307,308	$—	$—	$39,307,308
Repurchase Agreements	—	152,670	—	152,670
Securities Lending Collateral	164,177	—	—	164,177
Total Assets	$39,471,485	$152,670	$—	$39,624,155

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $159,542 of securities loaned (cost $26,631,863)	$39,471,485
Repurchase agreements, at value (cost $152,670)	152,670
Receivables:
Dividends	30,109
Fund shares sold	25,604
Foreign tax reclaims	3,925
Securities lending income	66
Total assets	39,683,859

Liabilities:
Payable for:
Return of securities lending collateral	164,177
Fund shares redeemed	87,133
Management fees	31,445
Transfer agent and administrative fees	9,951
Distribution and service fees	5,105
Portfolio accounting fees	3,699
Trustees’ fees*	328
Miscellaneous	27,108
Total liabilities	328,946
Commitments and contingent liabilities (Note 9)	—
Net assets	$39,354,913

Net assets consist of:
Paid in capital	$26,404,864
Total distributable earnings (loss)	12,950,049
Net assets	$39,354,913

Investor Class:
Net assets	$27,407,487
Capital shares outstanding	631,830
Net asset value per share	$43.38

A-Class:
Net assets	$5,985,134
Capital shares outstanding	154,928
Net asset value per share	$38.63
Maximum offering price per share (Net asset value divided by 95.25%)	$40.56

C-Class:
Net assets	$3,172,135
Capital shares outstanding	99,587
Net asset value per share	$31.85

H-Class:
Net assets	$2,790,157
Capital shares outstanding	75,301
Net asset value per share	$37.05

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $26)	$186,116
Interest	32
Income from securities lending, net	782
Total investment income	186,930

Expenses:
Management fees	157,142
Distribution and service fees:
A-Class	7,604
C-Class	16,809
H-Class	3,614
Transfer agent and administrative fees	51,727
Portfolio accounting fees	18,487
Professional fees	5,051
Trustees’ fees*	2,474
Custodian fees	2,403
Line of credit fees	35
Miscellaneous	13,330
Total expenses	278,676
Net investment loss	(91,746)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	626,559
Net realized gain	626,559
Net change in unrealized appreciation (depreciation) on:
Investments	2,386,305
Net change in unrealized appreciation (depreciation)	2,386,305
Net realized and unrealized gain	3,012,864
Net increase in net assets resulting from operations	$2,921,118

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(91,746)	$(282,261)
Net realized gain on investments	626,559	15,084,375
Net change in unrealized appreciation (depreciation) on investments	2,386,305	7,068,877
Net increase in net assets resulting from operations	2,921,118	21,870,991

Distributions to shareholders:
Investor Class	—	(2,418,155)
A-Class	—	(491,504)
C-Class	—	(364,380)
H-Class	—	(176,167)
Total distributions to shareholders	—	(3,450,206)

Capital share transactions:
Proceeds from sale of shares
Investor Class	37,685,249	115,717,597
A-Class	354,411	1,911,924
C-Class	1,020,392	2,607,889
H-Class	4,776,260	23,504,676
Distributions reinvested
Investor Class	—	2,326,814
A-Class	—	479,893
C-Class	—	360,081
H-Class	—	175,978
Cost of shares redeemed
Investor Class	(32,955,325)	(122,447,090)
A-Class	(535,038)	(1,528,377)
C-Class	(1,317,359)	(3,342,165)
H-Class	(3,906,722)	(26,736,481)
Net increase (decrease) from capital share transactions	5,121,868	(6,969,261)
Net increase in net assets	8,042,986	11,451,524

Net assets:
Beginning of period	31,311,927	19,860,403
End of period	$39,354,913	$31,311,927

Capital share activity:
Shares sold
Investor Class	861,325	3,315,058
A-Class	9,327	58,179
C-Class	32,958	93,160
H-Class	125,896	859,426
Shares issued from reinvestment of distributions
Investor Class	—	61,589
A-Class	—	14,232
C-Class	—	12,878
H-Class	—	5,440
Shares redeemed
Investor Class	(760,310)	(3,255,748)
A-Class	(13,709)	(45,053)
C-Class	(42,046)	(119,131)
H-Class	(103,016)	(851,233)
Net increase in shares	110,425	148,797

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$39.24	$30.27	$32.03	$28.88	$27.82	$28.65
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.15)	(.06)	(.13)	(.13)	(.10)
Net gain (loss) on investments (realized and unrealized)	4.21	12.50	(1.70)	3.78	3.82	2.79
Total from investment operations	4.14	12.35	(1.76)	3.65	3.69	2.69
Less distributions from:
Net realized gains	—	(3.38)	—	(.50)	(2.63)	(3.52)
Total distributions	—	(3.38)	—	(.50)	(2.63)	(3.52)
Net asset value, end of period	$43.38	$39.24	$30.27	$32.03	$28.88	$27.82

Total Return	10.55%	41.24%	(5.49%)	12.75%	13.38%	10.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,407	$20,831	$12,408	$64,185	$67,542	$36,468
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.41%)	(0.19%)	(0.42%)	(0.43%)	(0.36%)
Total expenses	1.36%	1.46%	1.47%	1.46%	1.38%	1.37%
Portfolio turnover rate	91%	256%	248%	341%	394%	699%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$34.99	$27.33	$29.00	$26.26	$25.56	$26.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.21)	(.12)	(.19)	(.19)	(.17)
Net gain (loss) on investments (realized and unrealized)	3.75	11.25	(1.55)	3.43	3.52	2.57
Total from investment operations	3.64	11.04	(1.67)	3.24	3.33	2.40
Less distributions from:
Net realized gains	—	(3.38)	—	(.50)	(2.63)	(3.52)
Total distributions	—	(3.38)	—	(.50)	(2.63)	(3.52)
Net asset value, end of period	$38.63	$34.99	$27.33	$29.00	$26.26	$25.56

Total Return[c]	10.40%	40.87%	(5.76%)	12.46%	13.14%	9.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,985	$5,575	$3,606	$4,865	$3,102	$4,626
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.63%)	(0.43%)	(0.68%)	(0.69%)	(0.62%)
Total expenses	1.61%	1.69%	1.73%	1.72%	1.63%	1.62%
Portfolio turnover rate	91%	256%	248%	341%	394%	699%

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$28.95	$23.21	$24.81	$22.69	$22.58	$24.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.40)	(.30)	(.35)	(.34)	(.33)
Net gain (loss) on investments (realized and unrealized)	3.11	9.52	(1.30)	2.97	3.08	2.30
Total from investment operations	2.90	9.12	(1.60)	2.62	2.74	1.97
Less distributions from:
Net realized gains	—	(3.38)	—	(.50)	(2.63)	(3.52)
Total distributions	—	(3.38)	—	(.50)	(2.63)	(3.52)
Net asset value, end of period	$31.85	$28.95	$23.21	$24.81	$22.69	$22.58

Total Return[c]	10.02%	39.82%	(6.45%)	11.68%	12.24%	9.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,172	$3,147	$2,826	$4,340	$4,940	$4,959
Ratios to average net assets:
Net investment income (loss)	(1.35%)	(1.39%)	(1.20%)	(1.42%)	(1.42%)	(1.37%)
Total expenses	2.36%	2.45%	2.48%	2.46%	2.38%	2.37%
Portfolio turnover rate	91%	256%	248%	341%	394%	699%

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$33.57	$26.31	$27.91	$25.29	$24.72	$25.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.21)	(.13)	(.18)	(.21)	(.16)
Net gain (loss) on investments (realized and unrealized)	3.59	10.85	(1.47)	3.30	3.41	2.49
Total from investment operations	3.48	10.64	(1.60)	3.12	3.20	2.33
Less distributions from:
Net realized gains	—	(3.38)	—	(.50)	(2.63)	(3.52)
Total distributions	—	(3.38)	—	(.50)	(2.63)	(3.52)
Net asset value, end of period	$37.05	$33.57	$26.31	$27.91	$25.29	$24.72

Total Return	10.37%	40.93%	(5.73%)	12.46%	13.06%	9.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,790	$1,760	$1,021	$7,871	$5,225	$4,809
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.68%)	(0.45%)	(0.66%)	(0.77%)	(0.62%)
Total expenses	1.61%	1.76%	1.72%	1.73%	1.64%	1.62%
Portfolio turnover rate	91%	256%	248%	341%	394%	699%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	April 6, 2000

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class A	6.5%
Amazon.com, Inc.	6.3%
Facebook, Inc. — Class A	4.7%
Alibaba Group Holding Ltd. ADR	3.0%
Netflix, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
salesforce.com, Inc.	2.7%
Adobe, Inc.	2.5%
Cisco Systems, Inc.	2.3%
Snap, Inc. — Class A	1.8%
Top Ten Total	35.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(0.23%)	20.09%	21.01%	19.76%
A-Class Shares	(0.36%)	19.79%	20.70%	19.45%
A-Class Shares with sales charge‡	(5.09%)	14.10%	19.54%	18.87%
C-Class Shares	(0.73%)	18.90%	19.81%	18.56%
C-Class Shares with CDSC§	(1.72%)	17.90%	19.81%	18.56%
H-Class Shares**	(0.35%)	19.79%	20.71%	19.34%
S&P 500 Information Technology Index	13.06%	28.90%	28.42%	23.14%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 59.0%
Alphabet, Inc. — Class A*	550	$1,470,436
Amazon.com, Inc.*	435	1,428,992
Facebook, Inc. — Class A*	3,146	1,067,721
Alibaba Group Holding Ltd. ADR*	4,556	674,516
Netflix, Inc.*	995	607,288
Snap, Inc. — Class A*	5,385	397,790
Booking Holdings, Inc.*	154	365,576
Uber Technologies, Inc.*	7,797	349,306
Baidu, Inc. ADR*	2,043	314,111
DoorDash, Inc. — Class A*	1,362	280,545
JD.com, Inc. ADR*	3,824	276,246
Sea Ltd. ADR*	829	264,227
Shopify, Inc. — Class A*	188	254,887
Pinduoduo, Inc. ADR*	2,709	245,625
Twitter, Inc.*	4,043	244,157
eBay, Inc.	3,361	234,161
Match Group, Inc.*	1,491	234,072
Roku, Inc.*	739	231,566
Okta, Inc.*	893	211,945
MercadoLibre, Inc.*	123	206,566
Trip.com Group Ltd. ADR*	6,496	199,752
Pinterest, Inc. — Class A*	3,916	199,520
Spotify Technology S.A.*	851	191,764
Expedia Group, Inc.*	1,141	187,010
Chewy, Inc. — Class A*,1	2,662	181,309
Etsy, Inc.*	853	177,390
Wayfair, Inc. — Class A*	692	176,813
Zillow Group, Inc. — Class C*	1,887	166,320
VeriSign, Inc.*	803	164,623
Farfetch Ltd. — Class A*	4,339	162,626
Autohome, Inc. ADR	3,366	157,966
Vipshop Holdings Ltd. ADR*	14,098	157,052
Coupang, Inc.*	5,600	155,960
Wix.com Ltd.*	791	155,012
Lyft, Inc. — Class A*	2,858	153,160
JOYY, Inc. ADR	2,697	147,876
Jumia Technologies AG ADR*,1	7,639	142,009
Fiverr International Ltd.*	748	136,645
Weibo Corp. ADR*	2,808	133,352
F5 Networks, Inc.*	614	122,051
GoDaddy, Inc. — Class A*	1,750	121,975
IAC*	905	117,912
Anaplan, Inc.*	1,715	104,426
Stamps.com, Inc.*	275	90,692
Stitch Fix, Inc. — Class A*	1,963	78,422
TripAdvisor, Inc.*	2,215	74,978
Vimeo, Inc.*	2,491	73,161
Overstock.com, Inc.*	874	68,102
Total Internet		13,357,611

Software - 27.8%
salesforce.com, Inc.*	2,211	599,667
Adobe, Inc.*	969	557,873
Snowflake, Inc. — Class A*	1,105	334,185
Zoom Video Communications, Inc. — Class A*	1,183	309,354
Activision Blizzard, Inc.	3,545	274,348
Workday, Inc. — Class A*	1,094	273,380
Twilio, Inc. — Class A*	826	263,535
DocuSign, Inc.*	964	248,163
Electronic Arts, Inc.	1,649	234,570
Datadog, Inc. — Class A*	1,649	233,086
Veeva Systems, Inc. — Class A*	807	232,553
ROBLOX Corp. — Class A*	3,030	228,917
NetEase, Inc. ADR	2,378	203,081
HubSpot, Inc.*	299	202,151
MongoDB, Inc.*	411	193,791
Cloudflare, Inc. — Class A*	1,717	193,420
Bilibili, Inc. ADR*,1	2,778	183,820
ZoomInfo Technologies, Inc. — Class A*	2,815	172,250
Take-Two Interactive Software, Inc.*	997	153,608
Akamai Technologies, Inc.*	1,374	143,707
Coupa Software, Inc.*	626	137,207
Citrix Systems, Inc.	1,223	131,314
Dropbox, Inc. — Class A*	4,086	119,393
Five9, Inc.*	722	115,332
Smartsheet, Inc. — Class A*	1,465	100,821
Nutanix, Inc. — Class A*	2,580	97,266
J2 Global, Inc.*	678	92,628
Fastly, Inc. — Class A*,1	1,870	75,623
New Relic, Inc.*	1,025	73,564
Skillz, Inc.*,1	6,955	68,298
BigCommerce Holdings, Inc.*	1,252	63,401
Total Software		6,310,306

Telecommunications - 6.3%
Cisco Systems, Inc.	9,757	531,073
Motorola Solutions, Inc.	954	221,633
Arista Networks, Inc.*	520	178,693
GDS Holdings Ltd. ADR*	2,657	150,413
Telefonaktiebolaget LM Ericsson ADR	12,033	134,770
Juniper Networks, Inc.	3,878	106,722
Ciena Corp.*	1,936	99,414
Total Telecommunications		1,422,718

Commercial Services - 4.9%
PayPal Holdings, Inc.*	2,317	602,906
CoStar Group, Inc.*	2,395	206,114
Paylocity Holding Corp.*	506	141,882
Chegg, Inc.*	1,590	108,152
2U, Inc.*	1,712	57,472
Total Commercial Services		1,116,526

Healthcare-Services - 0.7%
Teladoc Health, Inc.*	1,223	155,089

Computers - 0.4%
Lumentum Holdings, Inc.*	1,049	87,633

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INTERNET FUND

	Shares	Value
Real Estate - 0.4%
Redfin Corp.*	1,684	$84,369

Total Common Stocks
(Cost $12,476,109)		22,534,252

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$79,162	79,162
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	30,758	30,758
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	30,759	30,759
Total Repurchase Agreements
(Cost $140,679)		140,679

SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	500,122	$500,122
Total Securities Lending Collateral
(Cost $500,122)		500,122

Total Investments - 102.3%
(Cost $13,116,910)		$23,175,053
Other Assets & Liabilities, net - (2.3)%		(531,013)
Total Net Assets - 100.0%		$22,644,040

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,534,252	$—	$—	$22,534,252
Repurchase Agreements	—	140,679	—	140,679
Securities Lending Collateral	500,122	—	—	500,122
Total Assets	$23,034,374	$140,679	$—	$23,175,053

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $498,661 of securities loaned (cost $12,976,231)	$23,034,374
Repurchase agreements, at value (cost $140,679)	140,679
Cash	1,148
Receivables:
Securities sold	458,013
Fund shares sold	54,928
Dividends	1,774
Foreign tax reclaims	215
Securities lending income	154
Total assets	23,691,285

Liabilities:
Payable for:
Return of securities lending collateral	500,122
Fund shares redeemed	494,084
Management fees	17,046
Transfer agent and administrative fees	5,395
Distribution and service fees	4,349
Portfolio accounting fees	2,005
Trustees’ fees*	293
Miscellaneous	23,951
Total liabilities	1,047,245
Commitments and contingent liabilities (Note 9)	—
Net assets	$22,644,040

Net assets consist of:
Paid in capital	$4,427,365
Total distributable earnings (loss)	18,216,675
Net assets	$22,644,040

Investor Class:
Net assets	$14,668,439
Capital shares outstanding	75,169
Net asset value per share	$195.14

A-Class:
Net assets	$2,975,784
Capital shares outstanding	16,593
Net asset value per share	$179.34
Maximum offering price per share (Net asset value divided by 95.25%)	$188.28

C-Class:
Net assets	$4,088,730
Capital shares outstanding	26,998
Net asset value per share	$151.45

H-Class:
Net assets	$911,087
Capital shares outstanding	5,263
Net asset value per share	$173.11

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $1,355)	$27,483
Interest	25
Income from securities lending, net	641
Total investment income	28,149

Expenses:
Management fees	124,988
Distribution and service fees:
A-Class	3,788
C-Class	21,604
H-Class	1,624
Transfer agent and administrative fees	41,706
Portfolio accounting fees	14,704
Professional fees	7,110
Trustees’ fees*	2,804
Custodian fees	1,985
Line of credit fees	46
Miscellaneous	5,831
Total expenses	226,190
Net investment loss	(198,041)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,168,779
Net realized gain	5,168,779
Net change in unrealized appreciation (depreciation) on:
Investments	(4,946,016)
Net change in unrealized appreciation (depreciation)	(4,946,016)
Net realized and unrealized gain	222,763
Net increase in net assets resulting from operations	$24,722

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(198,041)	$(625,990)
Net realized gain on investments	5,168,779	14,063,069
Net change in unrealized appreciation (depreciation) on investments	(4,946,016)	11,989,124
Net increase in net assets resulting from operations	24,722	25,426,203

Capital share transactions:
Proceeds from sale of shares
Investor Class	14,259,088	92,264,221
A-Class	329,396	1,068,843
C-Class	1,550,618	3,618,645
H-Class	1,880,593	25,459,994
Cost of shares redeemed
Investor Class	(24,852,430)	(93,997,468)
A-Class	(288,550)	(1,630,302)
C-Class	(1,550,250)	(3,287,545)
H-Class	(1,964,718)	(31,224,635)
Net decrease from capital share transactions	(10,636,253)	(7,728,247)
Net increase (decrease) in net assets	(10,611,531)	17,697,956

Net assets:
Beginning of period	33,255,571	15,557,615
End of period	$22,644,040	$33,255,571

Capital share activity:
Shares sold
Investor Class	70,247	586,376
A-Class	1,762	7,156
C-Class	9,821	29,471
H-Class	10,232	242,330
Shares redeemed
Investor Class	(123,475)	(560,050)
A-Class	(1,571)	(11,977)
C-Class	(9,856)	(25,736)
H-Class	(11,110)	(244,993)
Net increase (decrease) in shares	(53,950)	22,577

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$195.59	$105.23	$118.80	$124.80	$95.33	$77.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.18)	(2.03)	(1.30)	(1.29)	(.80)	(.60)
Net gain (loss) on investments (realized and unrealized)	.73	92.39	(8.17)	10.79	30.27	18.02
Total from investment operations	(.45)	90.36	(9.47)	9.50	29.47	17.42
Less distributions from:
Net realized gains	—	—	(4.10)	(15.50)	—	—
Total distributions	—	—	(4.10)	(15.50)	—	—
Net asset value, end of period	$195.14	$195.59	$105.23	$118.80	$124.80	$95.33

Total Return	(0.23%)	85.87%	(8.25%)	9.39%	30.91%	22.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,668	$25,113	$10,741	$15,484	$40,843	$17,670
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.21%)	(1.08%)	(1.00%)	(0.71%)	(0.70%)
Total expenses	1.35%	1.44%	1.47%	1.45%	1.38%	1.37%
Portfolio turnover rate	58%	284%	359%	349%	305%	518%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$179.98	$97.07	$110.18	$117.20	$89.75	$73.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.33)	(2.22)	(1.32)	(1.46)	(1.01)	(.76)
Net gain (loss) on investments (realized and unrealized)	.69	85.13	(7.69)	9.94	28.46	16.97
Total from investment operations	(.64)	82.91	(9.01)	8.48	27.45	16.21
Less distributions from:
Net realized gains	—	—	(4.10)	(15.50)	—	—
Total distributions	—	—	(4.10)	(15.50)	—	—
Net asset value, end of period	$179.34	$179.98	$97.07	$110.18	$117.20	$89.75

Total Return[c]	(0.36%)	85.41%	(8.48%)	9.13%	30.57%	22.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,976	$2,952	$2,060	$2,054	$3,393	$2,139
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.45%)	(1.20%)	(1.27%)	(0.96%)	(0.95%)
Total expenses	1.61%	1.69%	1.73%	1.71%	1.63%	1.62%
Portfolio turnover rate	58%	284%	359%	349%	305%	518%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$152.56	$82.90	$95.40	$104.40	$80.55	$66.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.72)	(2.91)	(1.96)	(2.08)	(1.60)	(1.24)
Net gain (loss) on investments (realized and unrealized)	.61	72.57	(6.44)	8.58	25.45	15.30
Total from investment operations	(1.11)	69.66	(8.40)	6.50	23.85	14.06
Less distributions from:
Net realized gains	—	—	(4.10)	(15.50)	—	—
Total distributions	—	—	(4.10)	(15.50)	—	—
Net asset value, end of period	$151.45	$152.56	$82.90	$95.40	$104.40	$80.55

Total Return[c]	(0.73%)	84.03%	(9.16%)	8.31%	29.61%	21.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,089	$4,124	$1,931	$3,047	$2,967	$2,321
Ratios to average net assets:
Net investment income (loss)	(2.17%)	(2.21%)	(2.06%)	(2.01%)	(1.70%)	(1.71%)
Total expenses	2.36%	2.43%	2.47%	2.46%	2.38%	2.37%
Portfolio turnover rate	58%	284%	359%	349%	305%	518%

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$173.71	$93.70	$106.51	$113.84	$87.18	$71.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.28)	(1.75)	(1.41)	(1.51)	(1.07)	(.78)
Net gain (loss) on investments (realized and unrealized)	.68	81.76	(7.30)	9.68	27.73	16.56
Total from investment operations	(.60)	80.01	(8.71)	8.17	26.66	15.78
Less distributions from:
Net realized gains	—	—	(4.10)	(15.50)	—	—
Total distributions	—	—	(4.10)	(15.50)	—	—
Net asset value, end of period	$173.11	$173.71	$93.70	$106.51	$113.84	$87.18

Total Return	(0.35%)	85.39%	(8.49%)	9.12%	30.59%	22.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$911	$1,067	$825	$9,880	$28,889	$2,384
Ratios to average net assets:
Net investment income (loss)	(1.43%)	(1.42%)	(1.30%)	(1.27%)	(1.04%)	(1.03%)
Total expenses	1.60%	1.76%	1.71%	1.70%	1.63%	1.62%
Portfolio turnover rate	58%	284%	359%	349%	305%	518%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class	June 3, 1998

Ten Largest Holdings (% of Total Net Assets)
Walt Disney Co.	3.8%
Netflix, Inc.	3.8%
Comcast Corp. — Class A	3.5%
McDonald’s Corp.	3.0%
Charter Communications, Inc. — Class A	2.7%
Philip Morris International, Inc.	2.6%
Starbucks Corp.	2.5%
Airbnb, Inc. — Class A	2.3%
Booking Holdings, Inc.	2.3%
Altria Group, Inc.	2.0%
Top Ten Total	28.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(3.76%)	27.63%	12.36%	15.13%
A-Class Shares	(3.88%)	27.33%	12.08%	14.84%
A-Class Shares with sales charge‡	(8.45%)	21.28%	10.99%	14.29%
C-Class Shares	(4.24%)	26.37%	11.24%	13.99%
C-Class Shares with CDSC§	(5.19%)	25.37%	11.24%	13.99%
H-Class Shares**	(3.89%)	27.33%	12.08%	14.74%
S&P 500 Consumer Discretionary Index	6.95%	19.15%	19.00%	19.54%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Media - 18.6%
Walt Disney Co.*	4,511	$763,126
Comcast Corp. — Class A	12,675	708,913
Charter Communications, Inc. — Class A*	755	549,308
Liberty Broadband Corp. — Class C*	1,439	248,515
Fox Corp. — Class A	5,442	218,279
DISH Network Corp. — Class A*	4,982	216,518
Discovery, Inc. — Class A*,1	7,053	179,005
News Corp. — Class A	7,055	166,004
Cable One, Inc.	81	146,863
New York Times Co. — Class A	2,651	130,615
Altice USA, Inc. — Class A*	5,982	123,947
Nexstar Media Group, Inc. — Class A	755	114,730
World Wrestling Entertainment, Inc. — Class A	1,702	95,754
ViacomCBS, Inc. — Class B	1,905	75,267
Total Media		3,736,844

Internet - 16.5%
Netflix, Inc.*	1,245	759,873
Airbnb, Inc. — Class A*	2,747	460,809
Booking Holdings, Inc.*	192	455,783
Sea Ltd. ADR*	1,081	344,547
Roku, Inc.*	936	293,296
Expedia Group, Inc.*	1,426	233,721
Spotify Technology S.A.*	1,007	226,917
Trip.com Group Ltd. ADR*	7,233	222,415
Tencent Music Entertainment Group ADR*	23,858	172,971
iQIYI, Inc. ADR*	18,040	144,861
Total Internet		3,315,193

Retail - 16.4%
McDonald’s Corp.	2,487	599,641
Starbucks Corp.	4,586	505,882
Chipotle Mexican Grill, Inc. — Class A*	173	314,431
Yum! Brands, Inc.	2,172	265,657
Yum China Holdings, Inc.	3,656	212,450
Darden Restaurants, Inc.	1,317	199,486
Domino’s Pizza, Inc.	389	185,537
Restaurant Brands International, Inc.	2,273	139,085
Texas Roadhouse, Inc. — Class A	1,227	112,062
Wendy’s Co.	4,439	96,238
Papa John’s International, Inc.	757	96,131
Wingstop, Inc.	568	93,112
Cracker Barrel Old Country Store, Inc.	593	82,925
Shake Shack, Inc. — Class A*	988	77,519
Cheesecake Factory, Inc.*	1,510	70,970
Brinker International, Inc.*	1,359	66,659
Bloomin’ Brands, Inc.*	2,647	66,175
Jack in the Box, Inc.	670	65,211
Dave & Buster’s Entertainment, Inc.*	1,627	62,363
Total Retail		3,311,534

Lodging - 10.1%
Marriott International, Inc. — Class A*	2,135	316,172
Hilton Worldwide Holdings, Inc.*	2,062	272,411
Las Vegas Sands Corp.*	6,457	236,326
MGM Resorts International	4,796	206,947
Wynn Resorts Ltd.*	1,706	144,583
Huazhu Group Ltd. ADR*	3,023	138,635
Melco Resorts & Entertainment Ltd. ADR*	13,198	135,148
Hyatt Hotels Corp. — Class A*	1,648	127,061
Wyndham Hotels & Resorts, Inc.	1,584	122,269
Choice Hotels International, Inc.	959	121,189
Boyd Gaming Corp.*	1,905	120,510
Travel + Leisure Co.	1,751	95,482
Total Lodging		2,036,733

Entertainment - 9.2%
Caesars Entertainment, Inc.*	1,997	224,223
Live Nation Entertainment, Inc.*	2,297	209,326
DraftKings, Inc. — Class A*	3,720	179,155
Vail Resorts, Inc.	523	174,708
AMC Entertainment Holdings, Inc. — Class A*,1	4,586	174,543
Penn National Gaming, Inc.*	2,058	149,123
Churchill Downs, Inc.	591	141,887
Scientific Games Corp. — Class A*	1,547	128,509
Marriott Vacations Worldwide Corp.	757	119,099
Madison Square Garden Sports Corp. — Class A*	529	98,368
SeaWorld Entertainment, Inc.*	1,687	93,325
Six Flags Entertainment Corp.*	2,039	86,657
Cinemark Holdings, Inc.*	3,701	71,096
Total Entertainment		1,850,019

Software - 8.8%
Activision Blizzard, Inc.	4,383	339,200
Electronic Arts, Inc.	2,064	293,604
ROBLOX Corp. — Class A*	3,794	286,637
NetEase, Inc. ADR	2,774	236,900
Bilibili, Inc. ADR*,1	3,235	214,060
Take-Two Interactive Software, Inc.*	1,249	192,433
HUYA, Inc. ADR*,1	13,836	115,392
Skillz, Inc.*,1	8,619	84,639
Total Software		1,762,865

Leisure Time - 7.7%
Carnival Corp.*	9,724	243,197
Royal Caribbean Cruises Ltd.*	2,497	222,108
Peloton Interactive, Inc. — Class A*	2,432	211,706
Norwegian Cruise Line Holdings Ltd.*	7,816	208,765
Brunswick Corp.	1,261	120,136
Polaris, Inc.	1,002	119,899
Planet Fitness, Inc. — Class A*	1,486	116,725
YETI Holdings, Inc.*	1,317	112,854
Harley-Davidson, Inc.	2,859	104,668
Callaway Golf Co.*	3,455	95,462
Total Leisure Time		1,555,520

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concludedcontinued)	September 30, 2021
LEISURE FUND

	Shares	Value
Beverages - 5.3%
Constellation Brands, Inc. — Class A	1,352	$284,853
Brown-Forman Corp. — Class B	3,670	245,927
Molson Coors Beverage Co. — Class B	3,086	143,129
Anheuser-Busch InBev S.A. ADR[1]	2,485	140,104
Diageo plc ADR	676	130,468
Boston Beer Company, Inc. — Class A*	221	112,655
Total Beverages		1,057,136

Agriculture - 5.2%
Philip Morris International, Inc.	5,516	522,862
Altria Group, Inc.	8,679	395,068
British American Tobacco plc ADR	3,666	129,336
Total Agriculture		1,047,266

Toys, Games & Hobbies - 1.3%
Hasbro, Inc.	1,679	149,801
Mattel, Inc.*	5,838	108,353
Total Toys, Games & Hobbies		258,154

Food Service - 0.6%
Aramark	3,940	129,468

Total Common Stocks
(Cost $13,440,359)		20,060,732

RIGHTS†††- 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	8,160	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$72,177	72,177
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	28,045	28,045
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	28,044	28,044
Total Repurchase Agreements
(Cost $128,266)		128,266

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	556,704	556,704
Total Securities Lending Collateral
(Cost $556,704)		556,704

Total Investments - 103.1%
(Cost $14,125,329)		$20,745,702
Other Assets & Liabilities, net - (3.1)%		(614,056)
Total Net Assets - 100.0%		$20,131,646

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
LEISURE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$20,060,732	$—	$—		$20,060,732
Rights	—	—	—	*	—
Repurchase Agreements	—	128,266	—		128,266
Securities Lending Collateral	556,704	—	—		556,704
Total Assets	$20,617,436	$128,266	$—		$20,745,702

*	Security has a market value of $0.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $551,070 of securities loaned (cost $13,997,063)	$20,617,436
Repurchase agreements, at value (cost $128,266)	128,266
Receivables:
Dividends	26,974
Fund shares sold	23,455
Securities lending income	310
Total assets	20,796,441

Liabilities:
Payable for:
Return of securities lending collateral	556,704
Fund shares redeemed	54,704
Management fees	16,196
Transfer agent and administrative fees	5,125
Distribution and service fees	2,014
Portfolio accounting fees	1,905
Trustees’ fees*	342
Miscellaneous	27,805
Total liabilities	664,795
Commitments and contingent liabilities (Note 9)	—
Net assets	$20,131,646

Net assets consist of:
Paid in capital	$11,762,439
Total distributable earnings (loss)	8,369,207
Net assets	$20,131,646

Investor Class:
Net assets	$13,113,156
Capital shares outstanding	134,995
Net asset value per share	$97.14

A-Class:
Net assets	$4,066,451
Capital shares outstanding	46,008
Net asset value per share	$88.39
Maximum offering price per share (Net asset value divided by 95.25%)	$92.80

C-Class:
Net assets	$823,210
Capital shares outstanding	10,744
Net asset value per share	$76.62

H-Class:
Net assets	$2,128,829
Capital shares outstanding	24,802
Net asset value per share	$85.83

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $1,427)	$127,530
Interest	24
Income from securities lending, net	2,344
Total investment income	129,898

Expenses:
Management fees	126,652
Distribution and service fees:
A-Class	5,415
C-Class	4,474
H-Class	3,859
Transfer agent and administrative fees	42,770
Portfolio accounting fees	14,900
Professional fees	11,566
Trustees’ fees*	3,637
Custodian fees	2,077
Miscellaneous	194
Total expenses	215,544
Net investment loss	(85,646)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,840,301
Net realized gain	1,840,301
Net change in unrealized appreciation (depreciation) on:
Investments	(2,591,751)
Net change in unrealized appreciation (depreciation)	(2,591,751)
Net realized and unrealized loss	(751,450)
Net decrease in net assets resulting from operations	$(837,096)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(85,646)	$(92,755)
Net realized gain on investments	1,840,301	1,161,961
Net change in unrealized appreciation (depreciation) on investments	(2,591,751)	9,340,921
Net increase (decrease) in net assets resulting from operations	(837,096)	10,410,127

Capital share transactions:
Proceeds from sale of shares
Investor Class	19,994,828	59,053,794
A-Class	1,448,029	3,714,091
C-Class	49,100	440,559
H-Class	460,322	5,697,588
Cost of shares redeemed
Investor Class	(47,228,447)	(28,790,117)
A-Class	(1,496,981)	(1,430,431)
C-Class	(132,137)	(322,704)
H-Class	(4,947,941)	(980,605)
Net increase (decrease) from capital share transactions	(31,853,227)	37,382,175
Net increase (decrease) in net assets	(32,690,323)	47,792,302

Net assets:
Beginning of period	52,821,969	5,029,667
End of period	$20,131,646	$52,821,969

Capital share activity:
Shares sold
Investor Class	194,406	743,762
A-Class	15,484	48,208
C-Class	612	7,182
H-Class	5,074	67,082
Shares redeemed
Investor Class	(465,539)	(391,183)
A-Class	(16,136)	(18,411)
C-Class	(1,637)	(4,799)
H-Class	(54,117)	(14,000)
Net increase (decrease) in shares	(321,853)	437,841

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$100.94	$53.01	$68.98	$71.23	$70.95	$61.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.34)	.08	.32	.36	.52
Net gain (loss) on investments (realized and unrealized)	(3.55)	48.27	(15.86)	2.18	4.48	9.38
Total from investment operations	(3.80)	47.93	(15.78)	2.50	4.84	9.90
Less distributions from:
Net investment income	—	—	(.19)	(.52)	(1.64)	(.31)
Net realized gains	—	—	—	(4.23)	(2.92)	—
Total distributions	—	—	(.19)	(4.75)	(4.56)	(.31)
Net asset value, end of period	$97.14	$100.94	$53.01	$68.98	$71.23	$70.95

Total Return	(3.76%)	90.42%	(22.96%)	4.06%	6.71%	16.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,113	$40,995	$2,839	$11,739	$14,625	$14,413
Ratios to average net assets:
Net investment income (loss)	(0.49%)	(0.39%)	0.11%	0.45%	0.49%	0.81%
Total expenses	1.35%	1.41%	1.48%	1.46%	1.38%	1.38%
Portfolio turnover rate	65%	144%	369%	323%	442%	352%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$91.96	$48.41	$63.17	$65.82	$66.03	$57.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.41)	.01	.11	.17	.23
Net gain (loss) on investments (realized and unrealized)	(3.26)	43.96	(14.58)	1.99	4.18	8.84
Total from investment operations	(3.57)	43.55	(14.57)	2.10	4.35	9.07
Less distributions from:
Net investment income	—	—	(.19)	(.52)	(1.64)	(.31)
Net realized gains	—	—	—	(4.23)	(2.92)	—
Total distributions	—	—	(.19)	(4.75)	(4.56)	(.31)
Net asset value, end of period	$88.39	$91.96	$48.41	$63.17	$65.82	$66.03

Total Return[c]	(3.88%)	89.96%	(23.15%)	3.79%	6.46%	15.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,066	$4,291	$816	$1,192	$3,371	$2,180
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.56%)	0.02%	0.17%	0.24%	0.40%
Total expenses	1.60%	1.68%	1.73%	1.71%	1.63%	1.62%
Portfolio turnover rate	65%	144%	369%	323%	442%	352%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

LEISURE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$80.01	$42.44	$55.82	$59.16	$60.23	$52.65
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	(.87)	(.42)	(.32)	(.36)	(.18)
Net gain (loss) on investments (realized and unrealized)	(2.81)	38.44	(12.77)	1.73	3.85	8.07
Total from investment operations	(3.39)	37.57	(13.19)	1.41	3.49	7.89
Less distributions from:
Net investment income	—	—	(.19)	(.52)	(1.64)	(.31)
Net realized gains	—	—	—	(4.23)	(2.92)	—
Total distributions	—	—	(.19)	(4.75)	(4.56)	(.31)
Net asset value, end of period	$76.62	$80.01	$42.44	$55.82	$59.16	$60.23

Total Return[c]	(4.24%)	88.52%	(23.73%)	3.03%	5.66%	15.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$823	$942	$398	$798	$1,311	$1,327
Ratios to average net assets:
Net investment income (loss)	(1.43%)	(1.36%)	(0.74%)	(0.56%)	(0.58%)	(0.33%)
Total expenses	2.35%	2.44%	2.48%	2.46%	2.38%	2.37%
Portfolio turnover rate	65%	144%	369%	323%	442%	352%

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$89.30	$47.01	$61.36	$64.06	$64.38	$55.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	(.40)	(.01)	(.29)	.07	.20
Net gain (loss) on investments (realized and unrealized)	(3.12)	42.69	(14.15)	2.34	4.17	8.64
Total from investment operations	(3.47)	42.29	(14.16)	2.05	4.24	8.84
Less distributions from:
Net investment income	—	—	(.19)	(.52)	(1.64)	(.31)
Net realized gains	—	—	—	(4.23)	(2.92)	—
Total distributions	—	—	(.19)	(4.75)	(4.56)	(.31)
Net asset value, end of period	$85.83	$89.30	$47.01	$61.36	$64.06	$64.38

Total Return	(3.89%)	89.96%	(23.17%)	3.81%	6.45%	15.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,129	$6,594	$976	$1,055	$1,910	$3,769
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.55%)	(0.01%)	(0.45%)	0.10%	0.34%
Total expenses	1.60%	1.68%	1.72%	1.69%	1.63%	1.63%
Portfolio turnover rate	65%	144%	369%	323%	442%	352%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class	August 1, 2003

Ten Largest Holdings (% of Total Net Assets)
Freeport-McMoRan, Inc.	8.1%
Newmont Corp.	7.8%
Barrick Gold Corp.	6.7%
Franco-Nevada Corp.	5.7%
Wheaton Precious Metals Corp.	4.7%
Agnico Eagle Mines Ltd.	4.2%
Kirkland Lake Gold Ltd.	4.0%
VanEck Vectors Junior Gold Miners ETF	3.9%
Sibanye Stillwater Ltd. ADR	3.6%
Gold Fields Ltd. ADR	3.2%
Top Ten Total	51.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(11.78%)	(18.83%)	4.07%	(3.40%)
A-Class Shares	(11.88%)	(19.03%)	3.81%	(3.65%)
A-Class Shares with sales charge‡	(16.08%)	(22.88%)	2.81%	(4.12%)
C-Class Shares	(12.22%)	(19.64%)	3.03%	(4.36%)
C-Class Shares with CDSC§	(13.10%)	(20.43%)	3.03%	(4.36%)
H-Class Shares**	(11.88%)	(19.03%)	3.79%	(3.75%)
S&P 500 Materials Index	1.29%	26.48%	12.95%	12.83%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 95.4%

Mining - 95.4%
Freeport-McMoRan, Inc.	254,478	$8,278,169
Newmont Corp.	145,963	7,925,791
Barrick Gold Corp.	377,775	6,818,839
Franco-Nevada Corp.	44,871	5,829,192
Wheaton Precious Metals Corp.[1]	128,227	4,818,771
Agnico Eagle Mines Ltd.	82,078	4,255,744
Kirkland Lake Gold Ltd.	97,946	4,073,574
Sibanye Stillwater Ltd. ADR	296,690	3,661,155
Gold Fields Ltd. ADR	408,700	3,318,644
AngloGold Ashanti Ltd. ADR	205,722	3,289,495
Kinross Gold Corp.	589,315	3,158,728
Royal Gold, Inc.	30,502	2,912,636
Pan American Silver Corp.	112,970	2,628,812
Yamana Gold, Inc.	592,493	2,346,272
B2Gold Corp.[1]	656,760	2,246,119
SSR Mining, Inc.[1]	146,935	2,137,904
Hecla Mining Co.	386,074	2,123,407
First Majestic Silver Corp.[1]	180,267	2,037,017
Alamos Gold, Inc. — Class A	281,645	2,027,844
Novagold Resources, Inc.*	265,523	1,826,798
Harmony Gold Mining Company Ltd. ADR[1]	542,638	1,709,310
Equinox Gold Corp.*,1	253,613	1,673,846
Pretium Resources, Inc.*	167,217	1,611,972
Coeur Mining, Inc.*	260,529	1,607,464
Osisko Gold Royalties Ltd.	142,881	1,604,554
MAG Silver Corp.*	90,756	1,470,247
Eldorado Gold Corp.*	183,002	1,414,606
Fortuna Silver Mines, Inc.*,1	326,653	1,283,746
IAMGOLD Corp.*	554,347	1,252,824
Sandstorm Gold Ltd.*	215,203	1,239,569
Seabridge Gold, Inc.*	79,322	1,225,525
SilverCrest Metals, Inc.*	170,501	1,190,097
Gatos Silver, Inc.*	89,405	1,039,780
Endeavour Silver Corp.*	249,686	1,021,216
New Gold, Inc.*	924,690	980,171
Silvercorp Metals, Inc.	253,666	966,468
Gold Resource Corp.[1]	249,105	391,095
Total Mining		97,397,401

Total Common Stocks
(Cost $69,902,908)		97,397,401

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	104,989	4,025,278
Total Exchange-Traded Funds
(Cost $3,550,201)		4,025,278

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$393,836	393,836
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	153,025	153,025
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	153,025	153,025
Total Repurchase Agreements
(Cost $699,886)		699,886

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	6,550,418	6,550,418
Total Securities Lending Collateral
(Cost $6,550,418)		6,550,418

Total Investments - 106.4%
(Cost $80,703,413)		$108,672,983
Other Assets & Liabilities, net - (6.4)%		(6,515,366)
Total Net Assets - 100.0%		$102,157,617

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$97,397,401	$—	$—	$97,397,401
Exchange-Traded Funds	4,025,278	—	—	4,025,278
Repurchase Agreements	—	699,886	—	699,886
Securities Lending Collateral	6,550,418	—	—	6,550,418
Total Assets	$107,973,097	$699,886	$—	$108,672,983

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $6,401,203 of securities loaned (cost $80,003,527)	$107,973,097
Repurchase agreements, at value (cost $699,886)	699,886
Cash	198,265
Receivables:
Fund shares sold	1,139,704
Securities sold	98,963
Dividends	45,210
Foreign tax reclaims	15,390
Securities lending income	4,755
Total assets	110,175,270

Liabilities:
Payable for:
Return of securities lending collateral	6,550,418
Fund shares redeemed	996,165
Deferred foreign capital gain taxes	276,532
Management fees	68,223
Transfer agent and administrative fees	24,469
Portfolio accounting fees	9,096
Distribution and service fees	4,195
Trustees’ fees*	1,067
Miscellaneous	87,488
Total liabilities	8,017,653
Commitments and contingent liabilities (Note 9)	—
Net assets	$102,157,617

Net assets consist of:
Paid in capital	$135,854,688
Total distributable earnings (loss)	(33,697,071)
Net assets	$102,157,617

Investor Class:
Net assets	$88,220,437
Capital shares outstanding	2,261,236
Net asset value per share	$39.01

A-Class:
Net assets	$9,606,755
Capital shares outstanding	260,685
Net asset value per share	$36.85
Maximum offering price per share (Net asset value divided by 95.25%)	$38.69

C-Class:
Net assets	$1,719,223
Capital shares outstanding	56,178
Net asset value per share	$30.60

H-Class:
Net assets	$2,611,202
Capital shares outstanding	73,333
Net asset value per share	$35.61

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $117,270)	$984,010
Interest	138
Income from securities lending, net	12,050
Total investment income	996,198

Expenses:
Management fees	456,444
Distribution and service fees:
A-Class	15,953
C-Class	10,474
H-Class	3,877
Transfer agent and administrative fees	170,798
Portfolio accounting fees	60,859
Professional fees	20,653
Trustees’ fees*	8,715
Custodian fees	7,966
Miscellaneous	38,085
Total expenses	793,824
Net investment income	202,374

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,786,985)
Foreign currency transactions	(1)
Net realized loss	(2,786,986)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,650,484)
Net change in unrealized appreciation (depreciation)	(11,650,484)
Net realized and unrealized loss	(14,437,470)
Net decrease in net assets resulting from operations	$(14,235,096)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$202,374	$(236,377)
Net realized gain (loss) on investments	(2,786,986)	6,223,636
Net change in unrealized appreciation (depreciation) on investments	(11,650,484)	30,242,553
Net increase (decrease) in net assets resulting from operations	(14,235,096)	36,229,812

Distributions to shareholders:
Investor Class	—	(1,200,774)
A-Class	—	(206,906)
C-Class	—	(35,529)
H-Class	—	(36,834)
Total distributions to shareholders	—	(1,480,043)

Capital share transactions:
Proceeds from sale of shares
Investor Class	105,521,189	482,894,542
A-Class	3,434,576	6,970,513
C-Class	883,462	3,134,511
H-Class	1,607,533	6,011,134
Distributions reinvested
Investor Class	—	1,180,105
A-Class	—	203,578
C-Class	—	35,407
H-Class	—	36,758
Cost of shares redeemed
Investor Class	(91,504,479)	(467,241,477)
A-Class	(12,073,618)	(9,178,031)
C-Class	(1,000,347)	(3,852,490)
H-Class	(1,164,233)	(6,727,483)
Net increase from capital share transactions	5,704,083	13,467,067
Net increase (decrease) in net assets	(8,531,013)	48,216,836

Net assets:
Beginning of period	110,688,630	62,471,794
End of period	$102,157,617	$110,688,630

Capital share activity:
Shares sold
Investor Class	2,289,395	10,711,760
A-Class	77,010	163,822
C-Class	23,391	86,046
H-Class	35,533	152,479
Shares issued from reinvestment of distributions
Investor Class	—	25,806
A-Class	—	4,704
C-Class	—	979
H-Class	—	879
Shares redeemed
Investor Class	(1,999,645)	(10,507,387)
A-Class	(265,927)	(228,144)
C-Class	(27,065)	(106,823)
H-Class	(27,235)	(163,616)
Net increase in shares	105,457	140,505

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$44.22	$26.50	$26.14	$27.07	$30.82	$27.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	(.06)	(.12)	(.12)	(.17)	(.23)
Net gain (loss) on investments (realized and unrealized)	(5.30)	18.28	1.23 [e]	(.48)	(1.96)	4.85
Total from investment operations	(5.21)	18.22	1.11	(.60)	(2.13)	4.62
Less distributions from:
Net investment income	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Total distributions	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Net asset value, end of period	$39.01	$44.22	$26.50	$26.14	$27.07	$30.82

Total Return	(11.78%)	68.71%	3.65%	(2.08%)	(6.98%)	16.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,220	$87,174	$46,153	$33,724	$33,968	$43,530
Ratios to average net assets:
Net investment income (loss)	0.40%	(0.13%)	(0.40%)	(0.47%)	(0.57%)	(0.67%)
Total expenses[c]	1.25%	1.34%	1.38%	1.39%	1.28%	1.27%
Portfolio turnover rate	37%	281%	277%	571%	630%	508%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$41.82	$25.14	$24.89	$25.85	$29.59	$26.39
Income (loss) from investment operations:
Net investment income (loss)[b]	—	(.17)	(.19)	(.17)	(.22)	(.27)
Net gain (loss) on investments (realized and unrealized)	(4.97)	17.35	1.19 [e]	(.46)	(1.90)	4.64
Total from investment operations	(4.97)	17.18	1.00	(.63)	(2.12)	4.37
Less distributions from:
Net investment income	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Total distributions	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Net asset value, end of period	$36.85	$41.82	$25.14	$24.89	$25.85	$29.59

Total Return[d]	(11.88%)	68.28%	3.39%	(2.30%)	(7.24%)	16.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,607	$18,801	$12,803	$14,222	$12,781	$12,085
Ratios to average net assets:
Net investment income (loss)	(0.01%)	(0.41%)	(0.67%)	(0.73%)	(0.79%)	(0.82%)
Total expenses[c]	1.50%	1.59%	1.63%	1.64%	1.53%	1.52%
Portfolio turnover rate	37%	281%	277%	571%	630%	508%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$34.86	$21.16	$21.19	$22.24	$25.89	$23.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.43)	(.35)	(.32)	(.39)	(.46)
Net gain (loss) on investments (realized and unrealized)	(4.14)	14.63	1.07 [e]	(.40)	(1.64)	4.14
Total from investment operations	(4.26)	14.20	.72	(.72)	(2.03)	3.68
Less distributions from:
Net investment income	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Total distributions	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Net asset value, end of period	$30.60	$34.86	$21.16	$21.19	$22.24	$25.89

Total Return[d]	(12.22%)	67.04%	2.65%	(3.08%)	(7.95%)	15.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,719	$2,086	$1,686	$2,412	$6,697	$7,607
Ratios to average net assets:
Net investment income (loss)	(0.64%)	(1.20%)	(1.41%)	(1.53%)	(1.56%)	(1.59%)
Total expenses[c]	2.25%	2.35%	2.38%	2.37%	2.28%	2.27%
Portfolio turnover rate	37%	281%	277%	571%	630%	508%

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$40.41	$24.30	$24.06	$25.02	$28.73	$25.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.25)	(.22)	(.18)	(.25)	(.31)
Net gain (loss) on investments (realized and unrealized)	(4.83)	16.86	1.21 [e]	(.45)	(1.84)	4.57
Total from investment operations	(4.80)	16.61	.99	(.63)	(2.09)	4.26
Less distributions from:
Net investment income	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Total distributions	—	(.50)	(.75)	(.33)	(1.62)	(1.17)
Net asset value, end of period	$35.61	$40.41	$24.30	$24.06	$25.02	$28.73

Total Return	(11.88%)	68.30%	3.46%	(2.33%)	(7.36%)	16.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,611	$2,628	$1,830	$2,630	$2,239	$2,954
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.59%)	(0.78%)	(0.78%)	(0.92%)	(0.94%)
Total expenses[c]	1.50%	1.60%	1.63%	1.63%	1.53%	1.52%
Portfolio turnover rate	37%	281%	277%	571%	630%	508%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
American Tower Corp. — Class A	3.0%
Prologis, Inc.	2.7%
Crown Castle International Corp.	2.4%
Equinix, Inc.	2.4%
Public Storage	2.0%
Simon Property Group, Inc.	1.9%
Digital Realty Trust, Inc.	1.8%
SBA Communications Corp.	1.7%
Welltower, Inc.	1.7%
CBRE Group, Inc. — Class A	1.7%
Top Ten Total	21.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A Class Shares	9.64%	37.65%	6.24%	9.30%
A Class Shares with sales charge‡	4.43%	31.11%	5.21%	8.77%
C Class Shares	10.05%	37.63%	5.60%	8.56%
C Class Shares with CDSC§	9.05%	36.63%	5.60%	8.56%
H Class Shares	9.64%	37.68%	6.26%	9.30%
MSCI U.S. REIT Index	13.09%	37.16%	6.84%	11.22%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and MSCI U.S. REIT Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

REITs - 92.5%
REITs-Diversified - 25.6%
American Tower Corp. — Class A	1,453	$385,641
Crown Castle International Corp.	1,772	307,123
Equinix, Inc.	379	299,459
Digital Realty Trust, Inc.	1,617	233,576
SBA Communications Corp.	650	214,870
Weyerhaeuser Co.	5,352	190,371
VICI Properties, Inc.	5,631	159,977
Duke Realty Corp.	3,198	153,088
WP Carey, Inc.	1,842	134,540
Lamar Advertising Co. — Class A	1,108	125,703
Gaming and Leisure Properties, Inc.	2,572	119,135
Vornado Realty Trust	2,488	104,521
CoreSite Realty Corp.	675	93,514
National Storage Affiliates Trust	1,695	89,479
New Residential Investment Corp.	7,596	83,556
Rayonier, Inc.	2,283	81,457
PS Business Parks, Inc.	488	76,489
Outfront Media, Inc.	2,899	73,055
EPR Properties	1,432	70,712
Broadstone Net Lease, Inc.	2,845	70,584
PotlatchDeltic Corp.	1,336	68,911
Uniti Group, Inc.	5,033	62,258
National Health Investors, Inc.	1,034	55,319
Total REITs-Diversified		3,253,338

REITs-Apartments - 11.9%
AvalonBay Communities, Inc.	926	205,239
Equity Residential	2,504	202,624
Mid-America Apartment Communities, Inc.	911	170,129
Invitation Homes, Inc.	4,418	169,342
Essex Property Trust, Inc.	521	166,585
UDR, Inc.	2,749	145,642
Camden Property Trust	958	141,276
American Homes 4 Rent — Class A	3,308	126,101
Apartment Income REIT Corp.	2,079	101,476
American Campus Communities, Inc.	1,950	94,477
Total REITs-Apartments		1,522,891

REITs-Office Property - 10.6%
Alexandria Real Estate Equities, Inc.	1,024	195,656
Boston Properties, Inc.	1,380	149,523
VEREIT, Inc.	2,546	115,156
Kilroy Realty Corp.	1,550	102,625
Cousins Properties, Inc.	2,324	86,662
Douglas Emmett, Inc.	2,695	85,189
SL Green Realty Corp.	1,155	81,820
Highwoods Properties, Inc.	1,774	77,808
Hudson Pacific Properties, Inc.	2,791	73,320
JBG SMITH Properties	2,438	72,189
Lexington Realty Trust	5,330	67,957
Equity Commonwealth	2,559	66,483
Corporate Office Properties Trust	2,359	63,646
Brandywine Realty Trust	4,142	55,586
Piedmont Office Realty Trust, Inc. — Class A	3,117	54,329
Total REITs-Office Property		1,347,949

REITs-Warehouse/Industries - 8.5%
Prologis, Inc.	2,778	348,444
CyrusOne, Inc.	1,489	115,263
Rexford Industrial Realty, Inc.	1,762	99,993
First Industrial Realty Trust, Inc.	1,808	94,161
EastGroup Properties, Inc.	565	94,146
Americold Realty Trust	3,174	92,205
STAG Industrial, Inc.	2,337	91,727
Innovative Industrial Properties, Inc.	377	87,151
Terreno Realty Corp.	1,205	76,192
Total REITs-Warehouse/Industries		1,099,282

REITs-Health Care - 8.3%
Welltower, Inc.	2,568	211,603
Ventas, Inc.	2,984	164,747
Healthpeak Properties, Inc.	4,567	152,903
Medical Properties Trust, Inc.	6,267	125,779
Omega Healthcare Investors, Inc.	3,149	94,344
Healthcare Trust of America, Inc. — Class A	3,094	91,768
Healthcare Realty Trust, Inc.	2,521	75,075
Physicians Realty Trust	3,987	70,251
Sabra Health Care REIT, Inc.	4,351	64,047
Total REITs-Health Care		1,050,517

REITs-Storage - 6.1%
Public Storage	873	259,368
Extra Space Storage, Inc.	1,002	168,326
Iron Mountain, Inc.	2,983	129,611
CubeSmart	2,295	111,193
Life Storage, Inc.	949	108,888
Total REITs-Storage		777,386

REITs-Single Tenant - 4.8%
Realty Income Corp.	2,779	180,246
STORE Capital Corp.	3,254	104,226
National Retail Properties, Inc.	2,284	98,646
Spirit Realty Capital, Inc.	1,787	82,273
Agree Realty Corp.	1,147	75,966
Essential Properties Realty Trust, Inc.	2,307	64,411
Total REITs-Single Tenant		605,768

REITs-Hotels - 4.7%
Host Hotels & Resorts, Inc.*	7,710	125,904
MGM Growth Properties LLC — Class A	3,004	115,053
Ryman Hospitality Properties, Inc.*	953	79,766
Park Hotels & Resorts, Inc.*	4,033	77,192
Apple Hospitality REIT, Inc.	4,496	70,722
Pebblebrook Hotel Trust	2,832	63,465
Sunstone Hotel Investors, Inc.*	5,003	59,736
Total REITs-Hotels		591,838

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
REAL ESTATE FUND

	Shares	Value
REITs-Shopping Centers - 4.5%
Kimco Realty Corp.	6,106	$126,699
Regency Centers Corp.	1,826	122,945
Federal Realty Investment Trust	935	110,321
Brixmor Property Group, Inc.	4,126	91,226
SITE Centers Corp.	4,204	64,910
Retail Opportunity Investments Corp.	3,055	53,218
Total REITs-Shopping Centers		569,319

REITs-Mortgage - 2.7%
AGNC Investment Corp.	6,664	105,091
Starwood Property Trust, Inc.	3,958	96,615
Blackstone Mortgage Trust, Inc. — Class A	2,618	79,378
Chimera Investment Corp.	4,576	67,954
Total REITs-Mortgage		349,038

REITs-Regional Malls - 2.4%
Simon Property Group, Inc.	1,826	237,325
Macerich Co.	4,015	67,091
Total REITs-Regional Malls		304,416

REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	891	164,924
Equity LifeStyle Properties, Inc.	1,736	135,582
Total REITs-Manufactured Homes		300,506

Total REITs		11,772,248

Real Estate - 4.7%
Real Estate Management/Services - 4.1%
CBRE Group, Inc. — Class A*	2,162	210,492
Jones Lang LaSalle, Inc.*	530	131,488
Redfin Corp.*	1,736	86,974
eXp World Holdings, Inc.	2,122	84,392
Total Real Estate Management/Services		513,346

Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	916	80,434
Total Real Estate		593,780

Internet - 1.6%
E-Commerce/Services - 1.6%
Opendoor Technologies, Inc.*	10,019	205,690

Diversified Financial Services - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,390	74,337

Total Common Stocks
(Cost $10,042,760)		12,646,055

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$13,877	13,877
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	5,392	5,392
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	5,392	5,392
Total Repurchase Agreements
(Cost $24,661)		24,661

Total Investments - 99.6%
(Cost $10,067,421)		$12,670,716
Other Assets & Liabilities, net - 0.4%		56,807
Total Net Assets - 100.0%		$12,727,523

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,646,055	$—	$—	$12,646,055
Repurchase Agreements	—	24,661	—	24,661
Total Assets	$12,646,055	$24,661	$—	$12,670,716

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $10,042,760)	$12,646,055
Repurchase agreements, at value (cost $24,661)	24,661
Receivables:
Fund shares sold	74,107
Dividends	53,849
Total assets	12,798,672

Liabilities:
Overdraft due to custodian bank	1,614
Payable for:
Fund shares redeemed	32,619
Management fees	14,016
Transfer agent and administrative fees	4,436
Distribution and service fees	4,391
Portfolio accounting fees	1,649
Trustees’ fees*	149
Miscellaneous	12,275
Total liabilities	71,149
Commitments and contingent liabilities (Note 9)	—
Net assets	$12,727,523

Net assets consist of:
Paid in capital	$17,246,189
Total distributable earnings (loss)	(4,518,666)
Net assets	$12,727,523

A-Class:
Net assets	$1,237,290
Capital shares outstanding	27,610
Net asset value per share	$44.81
Maximum offering price per share (Net asset value divided by 95.25%)	$47.04

C-Class:
Net assets	$399,544
Capital shares outstanding	10,542
Net asset value per share	$37.90

H-Class:
Net assets	$11,090,689
Capital shares outstanding	248,045
Net asset value per share	$44.71

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $90)	$201,315
Interest	15
Income from securities lending, net	46
Total investment income	201,376

Expenses:
Management fees	77,116
Distribution and service fees:
A-Class	1,681
C-Class	1,695
H-Class	20,577
Transfer agent and administrative fees	25,273
Portfolio accounting fees	9,072
Professional fees	5,002
Custodian fees	1,163
Trustees’ fees*	1,009
Miscellaneous	4,386
Total expenses	146,974
Net investment income	54,402

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	52,512
Net realized gain	52,512
Net change in unrealized appreciation (depreciation) on:
Investments	1,104,432
Net change in unrealized appreciation (depreciation)	1,104,432
Net realized and unrealized gain	1,156,944
Net increase in net assets resulting from operations	$1,211,346

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$54,402	$30,821
Net realized gain (loss) on investments	52,512	(748,419)
Net change in unrealized appreciation (depreciation) on investments	1,104,432	1,922,770
Net increase in net assets resulting from operations	1,211,346	1,205,172

Distributions to shareholders:
A-Class	—	(50,366)
C-Class	—	(24,613)
H-Class	—	(186,432)
Total distributions to shareholders	—	(261,411)

Capital share transactions:
Proceeds from sale of shares
A-Class	656,794	504,083
C-Class	1,102,103	967,844
H-Class	40,535,636	34,310,786
Distributions reinvested
A-Class	—	48,806
C-Class	—	24,496
H-Class	—	174,245
Cost of shares redeemed
A-Class	(569,857)	(499,509)
C-Class	(916,513)	(1,309,690)
H-Class	(41,442,086)	(26,510,129)
Net increase (decrease) from capital share transactions	(633,923)	7,710,932
Net increase in net assets	577,423	8,654,693

Net assets:
Beginning of period	12,150,100	3,495,407
End of period	$12,727,523	$12,150,100

Capital share activity:
Shares sold
A-Class	14,432	12,731
C-Class	29,043	30,808
H-Class	905,873	917,563
Shares issued from reinvestment of distributions
A-Class	—	1,334
C-Class	—	793
H-Class	—	4,775
Shares redeemed
A-Class	(12,491)	(13,846)
C-Class	(24,146)	(42,183)
H-Class	(925,288)	(729,458)
Net increase (decrease) in shares	(12,577)	182,517

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$40.87	$30.70	$41.24	$35.92	$37.55	$37.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.32	.56	.46	.65	.34
Net gain (loss) on investments (realized and unrealized)	3.80	13.33	(10.37)	5.12 [d]	(2.08)	2.15
Total from investment operations	3.94	13.65	(9.81)	5.58	(1.43)	2.49
Less distributions from:
Net investment income	—	(3.48)	(.73)	(.26)	(.20)	(2.25)
Total distributions	—	(3.48)	(.73)	(.26)	(.20)	(2.25)
Net asset value, end of period	$44.81	$40.87	$30.70	$41.24	$35.92	$37.55

Total Return[c]	9.64%	45.79%	(24.28%)	15.58%	(3.85%)	7.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,237	$1,049	$781	$658	$486	$1,762
Ratios to average net assets:
Net investment income (loss)	0.61%	0.87%	1.33%	1.18%	1.69%	0.89%
Total expenses	1.61%	1.70%	1.72%	1.72%	1.63%	1.63%
Portfolio turnover rate	224%	499%	539%	877%	1,010%	1,060%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$34.44	$26.48	$35.94	$31.57	$33.28	$33.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.03)	.26	.31	.29	.19
Net gain (loss) on investments (realized and unrealized)	3.51	11.47	(8.99)	4.32 [d]	(1.80)	1.78
Total from investment operations	3.46	11.44	(8.73)	4.63	(1.51)	1.97
Less distributions from:
Net investment income	—	(3.48)	(.73)	(.26)	(.20)	(2.25)
Total distributions	—	(3.48)	(.73)	(.26)	(.20)	(2.25)
Net asset value, end of period	$37.90	$34.44	$26.48	$35.94	$31.57	$33.28

Total Return[c]	10.05%	44.71%	(24.86%)	14.72%	(4.56%)	6.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$400	$194	$430	$702	$993	$999
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.09%)	0.71%	0.94%	0.86%	0.56%
Total expenses	2.36%	2.45%	2.47%	2.46%	2.38%	2.38%
Portfolio turnover rate	224%	499%	539%	877%	1,010%	1,060%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$40.78	$30.63	$41.14	$35.82	$37.45	$37.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.23	.55	.65	.92	.27
Net gain (loss) on investments (realized and unrealized)	3.79	13.40	(10.33)	4.93 [d]	(2.35)	2.22
Total from investment operations	3.93	13.63	(9.78)	5.58	(1.43)	2.49
Less distributions from:
Net investment income	—	(3.48)	(.73)	(.26)	(.20)	(2.25)
Total distributions	—	(3.48)	(.73)	(.26)	(.20)	(2.25)
Net asset value, end of period	$44.71	$40.78	$30.63	$41.14	$35.82	$37.45

Total Return	9.64%	45.83%	(24.27%)	15.63%	(3.86%)	7.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,091	$10,907	$2,284	$18,436	$8,800	$6,322
Ratios to average net assets:
Net investment income (loss)	0.62%	0.61%	1.30%	1.69%	2.43%	0.70%
Total expenses	1.61%	1.66%	1.72%	1.71%	1.63%	1.62%
Portfolio turnover rate	224%	499%	539%	877%	1,010%	1,060%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001
H-Class	April 21, 1998

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	11.1%
Walmart, Inc.	5.4%
Home Depot, Inc.	5.1%
Costco Wholesale Corp.	3.9%
Lowe’s Companies, Inc.	3.3%
Target Corp.	2.8%
Booking Holdings, Inc.	2.8%
TJX Companies, Inc.	2.4%
Alibaba Group Holding Ltd. ADR	2.3%
DoorDash, Inc. — Class A	2.2%
Top Ten Total	41.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(0.54%)	24.89%	16.62%	15.28%
A-Class Shares	(0.69%)	24.55%	16.34%	15.01%
A-Class Shares with sales charge‡	(5.40%)	18.62%	15.22%	14.45%
C-Class Shares	(1.05%)	23.62%	15.45%	14.13%
C-Class Shares with CDSC§	(2.04%)	22.62%	15.45%	14.13%
H-Class Shares**	(0.71%)	24.51%	16.34%	14.92%
S&P 500 Consumer Discretionary Index	6.95%	19.15%	19.00%	19.54%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Retail - 58.6%
Walmart, Inc.	6,751	$940,954
Home Depot, Inc.	2,711	889,913
Costco Wholesale Corp.	1,508	677,620
Lowe’s Companies, Inc.	2,792	566,385
Target Corp.	2,159	493,915
TJX Companies, Inc.	6,306	416,070
Dollar General Corp.	1,572	333,484
O’Reilly Automotive, Inc.*	514	314,085
Walgreens Boots Alliance, Inc.	6,438	302,908
AutoZone, Inc.*	177	300,544
Ross Stores, Inc.	2,700	293,895
Best Buy Company, Inc.	2,297	242,816
Carvana Co.*	770	232,186
Dollar Tree, Inc.*	2,425	232,121
Tractor Supply Co.	1,125	227,936
CarMax, Inc.*	1,655	211,774
Ulta Beauty, Inc.*	575	207,529
Burlington Stores, Inc.*	727	206,155
Genuine Parts Co.	1,644	199,302
Bath & Body Works, Inc.	3,013	189,909
RH*	273	182,067
Advance Auto Parts, Inc.	843	176,094
Williams-Sonoma, Inc.	952	168,818
Floor & Decor Holdings, Inc. — Class A*	1,380	166,690
GameStop Corp. — Class A*,1	903	158,450
Dick’s Sporting Goods, Inc.	1,248	149,473
Five Below, Inc.*	843	149,051
Lithia Motors, Inc. — Class A	456	144,570
AutoNation, Inc.*	1,179	143,555
Gap, Inc.	5,921	134,407
BJ’s Wholesale Club Holdings, Inc.*	2,346	128,842
Macy’s, Inc.	5,617	126,944
Kohl’s Corp.	2,526	118,949
Murphy USA, Inc.	615	102,865
Victoria’s Secret & Co.*	1,835	101,402
Foot Locker, Inc.	2,201	100,498
American Eagle Outfitters, Inc.	3,799	98,014
Nordstrom, Inc.*	3,553	93,977
Ollie’s Bargain Outlet Holdings, Inc.*,1	1,483	89,395
Vroom, Inc.*	3,635	80,225
Big Lots, Inc.	1,271	55,111
Bed Bath & Beyond, Inc.*	3,165	54,675
Total Retail		10,203,573

Internet - 38.1%
Amazon.com, Inc.*	588	1,931,604
Booking Holdings, Inc.*	204	484,270
Alibaba Group Holding Ltd. ADR*	2,738	405,361
DoorDash, Inc. — Class A*	1,843	379,621
JD.com, Inc. ADR*	4,525	326,886
eBay, Inc.	4,545	316,650
Expedia Group, Inc.*	1,541	252,570
Chewy, Inc. — Class A*,1	3,601	245,264
MercadoLibre, Inc.*	143	240,154
Etsy, Inc.*	1,152	239,570
Wayfair, Inc. — Class A*	937	239,413
Trip.com Group Ltd. ADR*	7,564	232,593
Farfetch Ltd. — Class A*	5,040	188,899
Vipshop Holdings Ltd. ADR*	16,399	182,685
Coupang, Inc.*	6,484	180,579
Jumia Technologies AG ADR*,1	8,791	163,425
Fiverr International Ltd.*	863	157,653
Pinduoduo, Inc. ADR*	1,597	144,800
Stamps.com, Inc.*	365	120,373
Stitch Fix, Inc. — Class A*	2,655	106,067
Overstock.com, Inc.*	1,182	92,101
Total Internet		6,630,538

Distribution & Wholesale - 2.2%
Pool Corp.	456	198,091
LKQ Corp.*	3,655	183,919
Total Distribution & Wholesale		382,010

Apparel - 0.4%
Urban Outfitters, Inc.*	2,610	77,491

Electrical Components & Equipment - 0.3%
Blink Charging Co.*,1	1,828	52,299

Total Common Stocks
(Cost $10,933,356)		17,345,911

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$58,760	58,760
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	22,832	22,832
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	22,831	22,831
Total Repurchase Agreements
(Cost $104,423)		104,423

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	630,932	630,932
Total Securities Lending Collateral
(Cost $630,932)		630,932

Total Investments - 103.8%
(Cost $11,668,711)		$18,081,266
Other Assets & Liabilities, net - (3.8)%		(665,261)
Total Net Assets - 100.0%		$17,416,005

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,345,911	$—	$—	$17,345,911
Repurchase Agreements	—	104,423	—	104,423
Securities Lending Collateral	630,932	—	—	630,932
Total Assets	$17,976,843	$104,423	$—	$18,081,266

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $619,147 of securities loaned (cost $11,564,288)	$17,976,843
Repurchase agreements, at value (cost $104,423)	104,423
Receivables:
Securities sold	2,817,443
Fund shares sold	16,507
Dividends	6,028
Securities lending income	354
Total assets	20,921,598

Liabilities:
Payable for:
Fund shares redeemed	2,830,385
Return of securities lending collateral	630,932
Management fees	15,579
Transfer agent and administrative fees	4,931
Portfolio accounting fees	1,833
Distribution and service fees	943
Trustees’ fees*	253
Miscellaneous	20,737
Total liabilities	3,505,593
Commitments and contingent liabilities (Note 9)	—
Net assets	$17,416,005

Net assets consist of:
Paid in capital	$8,168,902
Total distributable earnings (loss)	9,247,103
Net assets	$17,416,005

Investor Class:
Net assets	$13,900,499
Capital shares outstanding	244,745
Net asset value per share	$56.80

A-Class:
Net assets	$2,339,791
Capital shares outstanding	43,831
Net asset value per share	$53.38
Maximum offering price per share (Net asset value divided by 95.25%)	$56.04

C-Class:
Net assets	$284,463
Capital shares outstanding	6,150
Net asset value per share	$46.25

H-Class:
Net assets	$891,252
Capital shares outstanding	17,115
Net asset value per share	$52.07

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $751)	$111,479
Interest	24
Income from securities lending, net	7,928
Total investment income	119,431

Expenses:
Management fees	123,440
Distribution and service fees:
A-Class	2,928
C-Class	1,570
H-Class	3,396
Transfer agent and administrative fees	40,787
Portfolio accounting fees	14,522
Professional fees	5,079
Trustees’ fees*	2,117
Custodian fees	1,906
Miscellaneous	8,831
Total expenses	204,576
Net investment loss	(85,145)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,427,170
Net realized gain	2,427,170
Net change in unrealized appreciation (depreciation) on:
Investments	(2,245,749)
Net change in unrealized appreciation (depreciation)	(2,245,749)
Net realized and unrealized gain	181,421
Net increase in net assets resulting from operations	$96,276

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(85,145)	$(157,928)
Net realized gain on investments	2,427,170	4,923,049
Net change in unrealized appreciation (depreciation) on investments	(2,245,749)	8,792,473
Net increase in net assets resulting from operations	96,276	13,557,594

Capital share transactions:
Proceeds from sale of shares
Investor Class	23,285,324	79,357,647
A-Class	282,611	1,348,128
C-Class	455,475	1,002,664
H-Class	3,501,477	9,281,648
Cost of shares redeemed
Investor Class	(34,479,448)	(69,048,353)
A-Class	(53,010)	(417,961)
C-Class	(462,391)	(1,175,354)
H-Class	(3,285,561)	(10,177,931)
Net increase (decrease) from capital share transactions	(10,755,523)	10,170,488
Net increase (decrease) in net assets	(10,659,247)	23,728,082

Net assets:
Beginning of period	28,075,252	4,347,170
End of period	$17,416,005	$28,075,252

Capital share activity:
Shares sold
Investor Class	394,236	1,758,892
A-Class	5,103	32,086
C-Class	9,484	24,969
H-Class	64,233	230,718
Shares redeemed
Investor Class	(586,999)	(1,437,219)
A-Class	(951)	(9,294)
C-Class	(9,633)	(28,400)
H-Class	(59,730)	(231,204)
Net increase (decrease) in shares	(184,257)	340,548

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$57.11	$28.62	$33.46	$30.17	$26.78	$26.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.25)	(.06)	(.02)	.11	.03
Net gain (loss) on investments (realized and unrealized)	(.15)[f]	28.74	(4.78)	3.35	3.28	(.23)
Total from investment operations	(.31)	28.49	(4.84)	3.33	3.39	(.20)
Less distributions from:
Net investment income	—	—	—	(.03)	—	—
Net realized gains	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.04)	—	—
Net asset value, end of period	$56.80	$57.11	$28.62	$33.46	$30.17	$26.78

Total Return	(0.54%)	99.55%	(14.47%)	11.06%	12.66%	(0.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,900	$24,987	$3,316	$22,748	$19,876	$8,498
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.52%)	(0.17%)	(0.07%)	0.40%	0.10%
Total expenses	1.35%	1.43%	1.47%	1.45%	1.37%	1.37%
Portfolio turnover rate	83%	270%	228%	314%	1,306%	887%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$53.75	$27.00	$31.64	$28.60	$25.44	$25.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.38)	(.13)	(.05)	— [c]	(.08)
Net gain (loss) on investments (realized and unrealized)	(.15)[f]	27.13	(4.51)	3.13	3.16	(.17)
Total from investment operations	(.37)	26.75	(4.64)	3.08	3.16	(.25)
Less distributions from:
Net investment income	—	—	—	(.03)	—	—
Net realized gains	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.04)	—	—
Net asset value, end of period	$53.38	$53.75	$27.00	$31.64	$28.60	$25.44

Total Return[d]	(0.69%)	99.07%	(14.66%)	10.80%	12.42%	(0.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,340	$2,133	$456	$5,806	$1,260	$1,217
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.83%)	(0.42%)	(0.16%)	— [e]	(0.34%)
Total expenses	1.61%	1.67%	1.72%	1.72%	1.63%	1.62%
Portfolio turnover rate	83%	270%	228%	314%	1,306%	887%

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$46.74	$23.67	$27.95	$25.46	$22.83	$23.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(.62)	(.33)	(.31)	(.17)	(.23)
Net gain (loss) on investments (realized and unrealized)	(.12)[f]	23.69	(3.95)	2.84	2.80	(.17)
Total from investment operations	(.49)	23.07	(4.28)	2.53	2.63	(.40)
Less distributions from:
Net investment income	—	—	—	(.03)	—	—
Net realized gains	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.04)	—	—
Net asset value, end of period	$46.25	$46.74	$23.67	$27.95	$25.46	$22.83

Total Return[d]	(1.05%)	97.47%	(15.31%)	9.97%	11.52%	(1.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$284	$294	$230	$468	$603	$1,601
Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.65%)	(1.16%)	(1.15%)	(0.71%)	(1.00%)
Total expenses	2.35%	2.44%	2.48%	2.46%	2.38%	2.37%
Portfolio turnover rate	83%	270%	228%	314%	1,306%	887%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$52.44	$26.35	$30.87	$27.91	$24.83	$25.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.39)	(.20)	(.11)	.05	(—)[c]
Net gain (loss) on investments (realized and unrealized)	(.15)[f]	26.48	(4.32)	3.11	3.03	(.24)
Total from investment operations	(.37)	26.09	(4.52)	3.00	3.08	(.24)
Less distributions from:
Net investment income	—	—	—	(.03)	—	—
Net realized gains	—	—	—	(.01)	—	—
Total distributions	—	—	—	(.04)	—	—
Net asset value, end of period	$52.07	$52.44	$26.35	$30.87	$27.91	$24.83

Total Return	(0.71%)	99.01%	(14.64%)	10.81%	12.40%	(0.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$891	$661	$345	$6,265	$5,079	$411
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(0.91%)	(0.64%)	(0.37%)	0.18%	(—)[e]
Total expenses	1.60%	1.69%	1.72%	1.70%	1.62%	1.62%
Portfolio turnover rate	83%	270%	228%	314%	1,306%	887%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than 0.01% of (0.01%).
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class	April 29, 1998

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	4.6%
Microsoft Corp.	4.4%
Alphabet, Inc. — Class A	4.0%
Facebook, Inc. — Class A	2.9%
NVIDIA Corp.	2.2%
Visa, Inc. — Class A	2.2%
Mastercard, Inc. — Class A	1.8%
PayPal Holdings, Inc.	1.6%
salesforce.com, Inc.	1.6%
Oracle Corp.	1.5%
Top Ten Total	26.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	9.38%	34.05%	25.41%	20.16%
A-Class Shares	9.24%	33.72%	25.09%	19.85%
A-Class Shares with sales charge‡	4.06%	27.36%	23.88%	19.27%
C-Class Shares	8.83%	32.71%	24.16%	18.95%
C-Class Shares with CDSC§	7.83%	31.71%	24.16%	18.95%
H-Class Shares**	9.25%	33.71%	25.10%	19.73%
S&P 500 Information Technology Index	13.06%	28.90%	28.42%	23.14%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Software - 34.0%
Microsoft Corp.	16,539	$4,662,675
salesforce.com, Inc.*	6,432	1,744,487
Oracle Corp.	18,615	1,621,925
Adobe, Inc.*	2,814	1,620,076
Intuit, Inc.	2,301	1,241,413
ServiceNow, Inc.*	1,832	1,139,999
Snowflake, Inc. — Class A*	3,217	972,917
Zoom Video Communications, Inc. — Class A*	3,450	902,175
Fidelity National Information Services, Inc.	7,326	891,428
Fiserv, Inc.*	8,163	885,686
VMware, Inc. — Class A*,1	5,773	858,445
Autodesk, Inc.*	2,881	821,575
Activision Blizzard, Inc.	10,318	798,510
Workday, Inc. — Class A*	3,183	795,400
Twilio, Inc. — Class A*	2,401	766,039
DocuSign, Inc.*	2,803	721,576
Electronic Arts, Inc.	4,790	681,377
Datadog, Inc. — Class A*	4,801	678,621
Paychex, Inc.	5,997	674,363
Synopsys, Inc.*	2,234	668,882
ROBLOX Corp. — Class A*	8,822	666,502
Palantir Technologies, Inc. — Class A*	27,002	649,128
Cadence Design Systems, Inc.*	4,277	647,709
NetEase, Inc. ADR	7,515	641,781
Atlassian Corporation plc — Class A*	1,631	638,406
Unity Software, Inc.*	4,757	600,571
Bilibili, Inc. ADR*,1	8,789	581,568
HubSpot, Inc.*	849	574,000
MongoDB, Inc.*	1,195	563,454
Cloudflare, Inc. — Class A*	4,991	562,236
ANSYS, Inc.*	1,597	543,699
Bill.com Holdings, Inc.*	1,887	503,735
Splunk, Inc.*	3,418	494,619
RingCentral, Inc. — Class A*	2,111	459,143
Broadridge Financial Solutions, Inc.	2,736	455,927
Take-Two Interactive Software, Inc.*	2,904	447,419
Tyler Technologies, Inc.*	972	445,808
Nuance Communications, Inc.*	7,895	434,541
Ceridian HCM Holding, Inc.*	3,852	433,812
Akamai Technologies, Inc.*	3,997	418,046
Coupa Software, Inc.*	1,820	398,908
Citrix Systems, Inc.	3,562	382,452
Jack Henry & Associates, Inc.	2,178	357,323
Dropbox, Inc. — Class A*	11,893	347,513
Fair Isaac Corp.*	838	333,465
MicroStrategy, Inc. — Class A*,1	443	256,231
Alteryx, Inc. — Class A*	3,261	238,379
Fastly, Inc. — Class A*,1	5,438	219,913
Total Software		36,443,857

Semiconductors - 19.6%
NVIDIA Corp.	11,211	2,322,471
Intel Corp.	28,710	1,529,669
Broadcom, Inc.	3,016	1,462,549
Texas Instruments, Inc.	7,203	1,384,489
QUALCOMM, Inc.	9,425	1,215,636
Advanced Micro Devices, Inc.*	11,334	1,166,269
Applied Materials, Inc.	8,208	1,056,616
Analog Devices, Inc.	5,851	979,925
Micron Technology, Inc.	12,820	909,964
Lam Research Corp.	1,586	902,672
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,694	859,035
NXP Semiconductor N.V.	4,031	789,552
Marvell Technology, Inc.	11,993	723,298
KLA Corp.	2,122	709,830
Microchip Technology, Inc.	4,288	658,165
Xilinx, Inc.*	4,210	635,668
ASML Holding N.V. — Class G	815	607,265
Skyworks Solutions, Inc.	3,172	522,682
Monolithic Power Systems, Inc.	1,005	487,103
ON Semiconductor Corp.*	9,783	447,768
Qorvo, Inc.*	2,591	433,189
Entegris, Inc.	3,328	418,995
Teradyne, Inc.	3,830	418,121
Cree, Inc.*	3,785	305,563
Total Semiconductors		20,946,494

Internet - 17.11%
Alphabet, Inc. — Class A*	1,608	4,299,020
Facebook, Inc. — Class A*	9,157	3,107,794
Snap, Inc. — Class A*	15,679	1,158,208
Baidu, Inc. ADR*	5,695	875,606
Sea Ltd. ADR*	2,390	761,765
Shopify, Inc. — Class A*	545	738,900
36Palo Alto Networks, Inc.*	1,485	711,315
Twitter, Inc.*	11,770	710,790
Match Group, Inc.*	4,332	680,081
Okta, Inc.*	2,602	617,559
Pinterest, Inc. — Class A*	11,401	580,881
Wix.com Ltd.*	2,658	520,888
CDW Corp.	2,781	506,198
Zillow Group, Inc. — Class C*	5,494	484,241
VeriSign, Inc.*	2,334	478,493
NortonLifeLock, Inc.	15,623	395,262
Zendesk, Inc.*	3,250	378,268
F5 Networks, Inc.*	1,787	355,220
GoDaddy, Inc. — Class A*	5,092	354,912
IAC*	2,636	343,445
Anaplan, Inc.*	4,991	303,902
Total Internet		18,362,748

Computers - 13.3%
Apple, Inc.	35,053	4,960,000
International Business Machines Corp.	8,476	1,177,571
Dell Technologies, Inc. — Class C*	9,079	944,579
Accenture plc — Class A	2,870	918,170
Crowdstrike Holdings, Inc. — Class A*	3,083	757,740
Fortinet, Inc.*	2,435	711,117

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
TECHNOLOGY FUND

	Shares	Value
Cognizant Technology Solutions Corp. — Class A	8,643	$641,397
Zscaler, Inc.*	2,390	626,706
HP, Inc.	21,173	579,293
EPAM Systems, Inc.*	994	567,057
Infosys Ltd. ADR	24,567	546,616
Check Point Software Technologies Ltd.*	4,712	532,644
NetApp, Inc.	5,148	462,084
Seagate Technology Holdings plc	5,326	439,502
Western Digital Corp.*	7,616	429,847
Total Computers		14,294,323

Commercial Services - 4.9%
PayPal Holdings, Inc.*	6,745	1,755,116
Square, Inc. — Class A*	4,399	1,055,056
Automatic Data Processing, Inc.	4,835	966,613
Global Payments, Inc.	4,433	698,552
FleetCor Technologies, Inc.*	1,865	487,269
Marathon Digital Holdings, Inc.*,1	5,505	173,848
Riot Blockchain, Inc.*,1	5,941	152,684
Total Commercial Services		5,289,138

Diversified Financial Services - 4.0%
Visa, Inc. — Class A	10,362	2,308,135
Mastercard, Inc. — Class A	5,572	1,937,273
Total Diversified Financial Services		4,245,408

Telecommunications - 3.1%
Cisco Systems, Inc.	28,387	1,545,104
Motorola Solutions, Inc.	2,770	643,526
Arista Networks, Inc.*	1,508	518,209
Juniper Networks, Inc.	11,278	310,371
Ciena Corp.*	5,639	289,563
Total Telecommunications		3,306,773

Energy-Alternate Sources - 1.3%
SolarEdge Technologies, Inc.*	2,100	556,962
Enphase Energy, Inc.*	3,105	465,657
First Solar, Inc.*	3,384	323,036
Total Energy-Alternate Sources		1,345,655

Electronics - 1.1%
Amphenol Corp. — Class A	9,258	677,963
TE Connectivity Ltd.	3,752	514,850
Total Electronics		1,192,813

Advertising - 0.6%
Trade Desk, Inc. — Class A*	8,387	589,606

Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	994	512,327

Total Common Stocks
(Cost $73,587,557)		106,529,142

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$378,721	378,721
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	147,153	147,153
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	147,152	147,152
Total Repurchase Agreements
(Cost $673,026)		673,026

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,594,289	1,594,289
Total Securities Lending Collateral
(Cost $1,594,289)		1,594,289

Total Investments - 101.6%
(Cost $75,854,872)		$108,796,457
Other Assets & Liabilities, net - (1.6)%		(1,720,986)
Total Net Assets - 100.0%		$107,075,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
TECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$106,529,142	$—	$—	$106,529,142
Repurchase Agreements	—	673,026	—	673,026
Securities Lending Collateral	1,594,289	—	—	1,594,289
Total Assets	$108,123,431	$673,026	$—	$108,796,457

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $1,577,407 of securities loaned (cost $75,181,846)	$108,123,431
Repurchase agreements, at value (cost $673,026)	673,026
Receivables:
Fund shares sold	27,188
Dividends	26,540
Securities lending income	1,347
Foreign tax reclaims	1,107
Total assets	108,852,639

Liabilities:
Payable for:
Return of securities lending collateral	1,594,289
Management fees	79,056
Transfer agent and administrative fees	25,019
Portfolio accounting fees	9,301
Distribution and service fees	8,802
Fund shares redeemed	2,560
Trustees’ fees*	692
Miscellaneous	57,449
Total liabilities	1,777,168
Commitments and contingent liabilities (Note 9)	—
Net assets	$107,075,471

Net assets consist of:
Paid in capital	$68,659,102
Total distributable earnings (loss)	38,416,369
Net assets	$107,075,471

Investor Class:
Net assets	$84,038,693
Capital shares outstanding	432,394
Net asset value per share	$194.36

A-Class:
Net assets	$12,384,348
Capital shares outstanding	69,166
Net asset value per share	$179.05
Maximum offering price per share (Net asset value divided by 95.25%)	$187.98

C-Class:
Net assets	$5,956,050
Capital shares outstanding	38,055
Net asset value per share	$156.51

H-Class:
Net assets	$4,696,380
Capital shares outstanding	26,840
Net asset value per share	$174.98

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $575)	$251,725
Interest	91
Income from securities lending, net	4,115
Total investment income	255,931

Expenses:
Management fees	361,050
Distribution and service fees:
A-Class	13,501
C-Class	31,611
H-Class	4,576
Transfer agent and administrative fees	117,917
Portfolio accounting fees	42,476
Professional fees	11,986
Custodian fees	5,405
Trustees’ fees*	4,188
Line of credit fees	33
Miscellaneous	33,351
Total expenses	626,094
Net investment loss	(370,163)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	905,336
Net realized gain	905,336
Net change in unrealized appreciation (depreciation) on:
Investments	2,260,096
Net change in unrealized appreciation (depreciation)	2,260,096
Net realized and unrealized gain	3,165,432
Net increase in net assets resulting from operations	$2,795,269

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(370,163)	$(496,354)
Net realized gain on investments	905,336	16,704,253
Net change in unrealized appreciation (depreciation) on investments	2,260,096	17,934,029
Net increase in net assets resulting from operations	2,795,269	34,141,928

Distributions to shareholders:
Investor Class	—	(626,479)
A-Class	—	(157,334)
C-Class	—	(128,380)
H-Class	—	(148,326)
Total distributions to shareholders	—	(1,060,519)

Capital share transactions:
Proceeds from sale of shares
Investor Class	90,451,295	100,514,105
A-Class	3,762,930	2,394,726
C-Class	1,030,423	4,172,637
H-Class	9,384,137	27,010,757
Distributions reinvested
Investor Class	—	611,649
A-Class	—	153,794
C-Class	—	127,649
H-Class	—	147,540
Cost of shares redeemed
Investor Class	(43,745,507)	(108,748,503)
A-Class	(1,313,105)	(2,845,095)
C-Class	(1,817,555)	(4,736,046)
H-Class	(6,171,800)	(34,928,240)
Net increase (decrease) from capital share transactions	51,580,818	(16,125,027)
Net increase in net assets	54,376,087	16,956,382

Net assets:
Beginning of period	52,699,384	35,743,002
End of period	$107,075,471	$52,699,384

Capital share activity:
Shares sold
Investor Class	463,908	695,815
A-Class	20,510	17,600
C-Class	6,680	36,933
H-Class	53,963	255,121
Shares issued from reinvestment of distributions
Investor Class	—	3,684
A-Class	—	1,004
C-Class	—	947
H-Class	—	985
Shares redeemed
Investor Class	(231,650)	(730,778)
A-Class	(7,413)	(19,880)
C-Class	(11,836)	(40,831)
H-Class	(37,947)	(283,151)
Net increase (decrease) in shares	256,215	(62,551)

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$177.69	$100.21	$101.77	$94.62	$75.45	$60.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.74)	(.96)	(.22)	(.31)	(.29)	(.09)
Net gain (loss) on investments (realized and unrealized)	17.41	81.24	(.80)	11.99	20.66	15.01
Total from investment operations	16.67	80.28	(1.02)	11.68	20.37	14.92
Less distributions from:
Net realized gains	—	(2.80)	(.54)	(4.53)	(1.20)	—
Total distributions	—	(2.80)	(.54)	(4.53)	(1.20)	—
Net asset value, end of period	$194.36	$177.69	$100.21	$101.77	$94.62	$75.45

Total Return	9.38%	80.31%	(1.06%)	13.05%	27.11%	24.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$84,039	$35,562	$23,190	$60,972	$76,820	$55,016
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.65%)	(0.20%)	(0.32%)	(0.34%)	(0.13%)
Total expenses	1.36%	1.44%	1.47%	1.46%	1.37%	1.38%
Portfolio turnover rate	56%	195%	165%	255%	270%	320%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$163.90	$92.79	$94.51	$88.40	$70.74	$56.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.89)	(1.24)	(.41)	(.49)	(.45)	(.25)
Net gain (loss) on investments (realized and unrealized)	16.04	75.15	(.77)	11.13	19.31	14.11
Total from investment operations	15.15	73.91	(1.18)	10.64	18.86	13.86
Less distributions from:
Net realized gains	—	(2.80)	(.54)	(4.53)	(1.20)	—
Total distributions	—	(2.80)	(.54)	(4.53)	(1.20)	—
Net asset value, end of period	$179.05	$163.90	$92.79	$94.51	$88.40	$70.74

Total Return[c]	9.24%	79.86%	(1.31%)	12.77%	26.77%	24.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,384	$9,190	$5,321	$6,007	$5,033	$3,294
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(0.90%)	(0.40%)	(0.54%)	(0.56%)	(0.40%)
Total expenses	1.61%	1.69%	1.73%	1.71%	1.63%	1.63%
Portfolio turnover rate	56%	195%	165%	255%	270%	320%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$143.81	$82.23	$84.44	$80.06	$64.64	$52.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.36)	(2.01)	(1.06)	(1.10)	(1.02)	(.64)
Net gain (loss) on investments (realized and unrealized)	14.06	66.39	(.61)	10.01	17.64	12.91
Total from investment operations	12.70	64.38	(1.67)	8.91	16.62	12.27
Less distributions from:
Net realized gains	—	(2.80)	(.54)	(4.53)	(1.20)	—
Total distributions	—	(2.80)	(.54)	(4.53)	(1.20)	—
Net asset value, end of period	$156.51	$143.81	$82.23	$84.44	$80.06	$64.64

Total Return[c]	8.83%	78.52%	(2.05%)	11.93%	25.85%	23.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,956	$6,214	$3,796	$5,586	$6,409	$3,203
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.65%)	(1.17%)	(1.33%)	(1.37%)	(1.12%)
Total expenses	2.36%	2.44%	2.48%	2.46%	2.38%	2.37%
Portfolio turnover rate	56%	195%	165%	255%	270%	320%

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$160.17	$90.72	$92.40	$86.54	$69.27	$55.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.88)	(1.01)	(.47)	(.64)	(.46)	(.30)
Net gain (loss) on investments (realized and unrealized)	15.69	73.26	(.67)	11.03	18.93	13.85
Total from investment operations	14.81	72.25	(1.14)	10.39	18.47	13.55
Less distributions from:
Net realized gains	—	(2.80)	(.54)	(4.53)	(1.20)	—
Total distributions	—	(2.80)	(.54)	(4.53)	(1.20)	—
Net asset value, end of period	$174.98	$160.17	$90.72	$92.40	$86.54	$69.27

Total Return	9.25%	79.85%	(1.30%)	12.76%	26.78%	24.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,696	$1,734	$3,435	$12,846	$40,149	$21,504
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(0.83%)	(0.47%)	(0.71%)	(0.58%)	(0.46%)
Total expenses	1.61%	1.74%	1.72%	1.70%	1.63%	1.63%
Portfolio turnover rate	56%	195%	165%	255%	270%	320%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
Verizon Communications, Inc.	8.2%
Cisco Systems, Inc.	8.1%
AT&T, Inc.	7.6%
Comcast Corp. — Class A	7.3%
T-Mobile US, Inc.	6.8%
Charter Communications, Inc. — Class A	6.6%
Roku, Inc.	3.5%
Motorola Solutions, Inc.	3.4%
Liberty Broadband Corp. — Class C	3.0%
Arista Networks, Inc.	2.7%
Top Ten Total	57.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	2.11%	23.32%	6.50%	7.16%
A-Class Shares	1.97%	22.97%	6.24%	6.89%
A-Class Shares with sales charge‡	(2.88%)	17.14%	5.21%	6.37%
C-Class Shares	1.59%	22.08%	5.44%	6.17%
C-Class Shares with CDSC§	0.59%	21.08%	5.44%	6.17%
H-Class Shares**	2.00%	23.00%	6.29%	6.81%
S&P 500 Telecommunication Services Index	12.49%	38.39%	12.54%	12.42%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Telecommunications - 64.5%
Verizon Communications, Inc.	3,355	$181,204
Cisco Systems, Inc.	3,305	179,891
AT&T, Inc.	6,188	167,138
T-Mobile US, Inc.*	1,186	151,523
Motorola Solutions, Inc.	323	75,039
Arista Networks, Inc.*	176	60,481
Ubiquiti, Inc.	173	51,670
Lumen Technologies, Inc.	3,564	44,158
Juniper Networks, Inc.	1,313	36,134
Ciena Corp.*	656	33,686
Nice Ltd. ADR*	102	28,972
BCE, Inc.	576	28,835
Vodafone Group plc ADR	1,727	26,682
Iridium Communications, Inc.*	666	26,540
America Movil SAB de CV — Class L ADR	1,478	26,116
TELUS Corp.[1]	1,142	25,078
Viasat, Inc.*	454	25,002
Rogers Communications, Inc. — Class B	533	24,859
Vonage Holdings Corp.*	1,513	24,390
Viavi Solutions, Inc.*	1,452	22,854
Calix, Inc.*	445	21,996
Gogo, Inc.*,1	1,149	19,878
CommScope Holding Company, Inc.*	1,442	19,597
EchoStar Corp. — Class A*	731	18,648
Telephone & Data Systems, Inc.	931	18,155
InterDigital, Inc.	259	17,565
Infinera Corp.*	1,918	15,958
Shenandoah Telecommunications Co.	500	15,790
Extreme Networks, Inc.*	1,427	14,056
NETGEAR, Inc.*	373	11,902
Plantronics, Inc.*	455	11,698
Total Telecommunications		1,425,495

Media - 25.3%
Comcast Corp. — Class A	2,889	161,582
Charter Communications, Inc. — Class A*	201	146,239
Liberty Broadband Corp. — Class C*	389	67,180
DISH Network Corp. — Class A*	1,361	59,149
Cable One, Inc.	21	38,076
Altice USA, Inc. — Class A*	1,636	33,898
Liberty Global plc — Class C*	1,097	32,318
Liberty Latin America Ltd. — Class C*	1,644	21,569
Total Media		560,011

Internet - 6.4%
Roku, Inc.*	250	78,338
F5 Networks, Inc.*	208	41,346
Cogent Communications Holdings, Inc.	316	22,385
Total Internet		142,069

Computers - 2.1%
Lumentum Holdings, Inc.*	355	29,657
NetScout Systems, Inc.*	640	17,248
Total Computers		46,905

Software - 1.2%
Bandwidth, Inc. — Class A*	187	16,882
Inseego Corp.*	1,442	9,604
Total Software		26,486

Total Common Stocks
(Cost $1,760,092)		2,200,966

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$10,957	10,957
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	4,257	4,257
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	4,257	4,257
Total Repurchase Agreements
(Cost $19,471)		19,471

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	31,817	31,817
Total Securities Lending Collateral
(Cost $31,817)		31,817

Total Investments - 101.8%
(Cost $1,811,380)		$2,252,254
Other Assets & Liabilities, net - (1.8)%		(40,138)
Total Net Assets - 100.0%		$2,212,116

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
TELECOMMUNICATIONS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,200,966	$—	$—	$2,200,966
Repurchase Agreements	—	19,471	—	19,471
Securities Lending Collateral	31,817	—	—	31,817
Total Assets	$2,232,783	$19,471	$—	$2,252,254

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $31,453 of securities loaned (cost $1,791,909)	$2,232,783
Repurchase agreements, at value (cost $19,471)	19,471
Receivables:
Securities sold	16,256
Fund shares sold	1,278
Dividends	1,215
Securities lending income	13
Total assets	2,271,016

Liabilities:
Payable for:
Return of securities lending collateral	31,817
Fund shares redeemed	22,434
Management fees	1,713
Transfer agent and administrative fees	542
Distribution and service fees	267
Portfolio accounting fees	202
Trustees’ fees*	23
Miscellaneous	1,902
Total liabilities	58,900
Commitments and contingent liabilities (Note 9)	—
Net assets	$2,212,116

Net assets consist of:
Paid in capital	$3,869,775
Total distributable earnings (loss)	(1,657,659)
Net assets	$2,212,116

Investor Class:
Net assets	$1,408,433
Capital shares outstanding	24,620
Net asset value per share	$57.21

A-Class:
Net assets	$484,744
Capital shares outstanding	9,345
Net asset value per share	$51.87
Maximum offering price per share (Net asset value divided by 95.25%)	$54.46

C-Class:
Net assets	$93,271
Capital shares outstanding	2,085
Net asset value per share	$44.73

H-Class:
Net assets	$225,668
Capital shares outstanding	4,470
Net asset value per share	$50.49

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $351)	$35,763
Interest	2
Income from securities lending, net	41
Total investment income	35,806

Expenses:
Management fees	11,400
Distribution and service fees:
A-Class	623
C-Class	880
H-Class	340
Transfer agent and administrative fees	3,760
Portfolio accounting fees	1,341
Professional fees	374
Trustees’ fees*	185
Custodian fees	175
Miscellaneous	937
Total expenses	20,015
Net investment income	15,791

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	96,919
Net realized gain	96,919
Net change in unrealized appreciation (depreciation) on:
Investments	(44,690)
Net change in unrealized appreciation (depreciation)	(44,690)
Net realized and unrealized gain	52,229
Net increase in net assets resulting from operations	$68,020

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,791	$51,834
Net realized gain on investments	96,919	452,744
Net change in unrealized appreciation (depreciation) on investments	(44,690)	577,545
Net increase in net assets resulting from operations	68,020	1,082,123

Distributions to shareholders:
Investor Class	—	(33,285)
A-Class	—	(11,456)
C-Class	—	(5,894)
H-Class	—	(2,961)
Total distributions to shareholders	—	(53,596)

Capital share transactions:
Proceeds from sale of shares
Investor Class	790,804	11,143,082
A-Class	49,072	215,071
C-Class	528,066	1,114,484
H-Class	48,446	179,033
Distributions reinvested
Investor Class	—	32,851
A-Class	—	9,865
C-Class	—	5,868
H-Class	—	2,961
Cost of shares redeemed
Investor Class	(1,201,477)	(13,224,675)
A-Class	(40,457)	(325,159)
C-Class	(628,752)	(1,087,947)
H-Class	(74,325)	(71,584)
Net decrease from capital share transactions	(528,623)	(2,006,150)
Net decrease in net assets	(460,603)	(977,623)

Net assets:
Beginning of period	2,672,719	3,650,342
End of period	$2,212,116	$2,672,719

Capital share activity:
Shares sold
Investor Class	13,448	222,275
A-Class	909	4,543
C-Class	11,472	28,170
H-Class	940	3,760
Shares issued from reinvestment of distributions
Investor Class	—	622
A-Class	—	205
C-Class	—	141
H-Class	—	63
Shares redeemed
Investor Class	(20,467)	(260,351)
A-Class	(748)	(6,878)
C-Class	(13,656)	(27,407)
H-Class	(1,413)	(1,601)
Net decrease in shares	(9,515)	(36,458)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$56.03	$43.19	$50.17	$47.66	$47.95	$42.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.66	.69	.46	.43	.49
Net gain (loss) on investments (realized and unrealized)	.79	13.33	(5.91)	2.17 [d]	1.17	5.55
Total from investment operations	1.18	13.99	(5.22)	2.63	1.60	6.04
Less distributions from:
Net investment income	—	(1.15)	(1.76)	(.02)	(1.89)	(1.00)
Net realized gains	—	—	—	(.10)	—	—
Total distributions	—	(1.15)	(1.76)	(.12)	(1.89)	(1.00)
Net asset value, end of period	$57.21	$56.03	$43.19	$50.17	$47.66	$47.95

Total Return	2.11%	32.55%	(10.74%)	5.52%	3.33%	14.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,408	$1,773	$2,984	$2,989	$1,309	$12,539
Ratios to average net assets:
Net investment income (loss)	1.33%	1.33%	1.38%	0.94%	0.89%	1.09%
Total expenses	1.35%	1.46%	1.48%	1.47%	1.38%	1.38%
Portfolio turnover rate	46%	344%	561%	2,115%	1,455%	605%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$50.87	$39.40	$46.03	$43.84	$44.39	$39.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.41	.31	.43	.20	.32
Net gain (loss) on investments (realized and unrealized)	.73	12.21	(5.18)	1.88 [d]	1.14	5.19
Total from investment operations	1.00	12.62	(4.87)	2.31	1.34	5.51
Less distributions from:
Net investment income	—	(1.15)	(1.76)	(.02)	(1.89)	(1.00)
Net realized gains	—	—	—	(.10)	—	—
Total distributions	—	(1.15)	(1.76)	(.12)	(1.89)	(1.00)
Net asset value, end of period	$51.87	$50.87	$39.40	$46.03	$43.84	$44.39

Total Return[c]	1.97%	32.20%	(10.95%)	5.27%	3.08%	13.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$485	$467	$446	$508	$448	$1,081
Ratios to average net assets:
Net investment income (loss)	1.02%	0.90%	0.69%	0.96%	0.45%	0.75%
Total expenses	1.60%	1.70%	1.73%	1.71%	1.63%	1.62%
Portfolio turnover rate	46%	344%	561%	2,115%	1,455%	605%

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$44.03	$34.47	$40.81	$39.17	$40.14	$36.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.01	.04	.06	(.09)	.03
Net gain (loss) on investments (realized and unrealized)	.64	10.70	(4.62)	1.70 [d]	1.01	4.68
Total from investment operations	.70	10.71	(4.58)	1.76	.92	4.71
Less distributions from:
Net investment income	—	(1.15)	(1.76)	(.02)	(1.89)	(1.00)
Net realized gains	—	—	—	(.10)	—	—
Total distributions	—	(1.15)	(1.76)	(.12)	(1.89)	(1.00)
Net asset value, end of period	$44.73	$44.03	$34.47	$40.81	$39.17	$40.14

Total Return[c]	1.59%	31.22%	(11.62%)	4.49%	2.30%	13.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93	$188	$116	$251	$368	$406
Ratios to average net assets:
Net investment income (loss)	0.24%	0.03%	0.10%	0.15%	(0.22%)	0.07%
Total expenses	2.35%	2.43%	2.48%	2.46%	2.38%	2.37%
Portfolio turnover rate	46%	344%	561%	2,115%	1,455%	605%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$49.50	$38.36	$44.88	$42.66	$43.21	$38.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.28	.44	1.16	(.06)	.58
Net gain (loss) on investments (realized and unrealized)	.70	12.01	(5.20)	1.18 [d]	1.40	4.78
Total from investment operations	.99	12.29	(4.76)	2.34	1.34	5.36
Less distributions from:
Net investment income	—	(1.15)	(1.76)	(.02)	(1.89)	(1.00)
Net realized gains	—	—	—	(.10)	—	—
Total distributions	—	(1.15)	(1.76)	(.12)	(1.89)	(1.00)
Net asset value, end of period	$50.49	$49.50	$38.36	$44.88	$42.66	$43.21

Total Return	2.00%	32.24%	(10.98%)	5.51%	3.07%	13.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$226	$245	$104	$334	$140	$1,213
Ratios to average net assets:
Net investment income (loss)	1.11%	0.61%	0.99%	2.73%	(0.14%)	1.44%
Total expenses	1.60%	1.68%	1.73%	1.74%	1.63%	1.62%
Portfolio turnover rate	46%	344%	561%	2,115%	1,455%	605%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001
H-Class	June 9, 1998

Ten Largest Holdings (% of Total Net Assets)
Tesla, Inc.	10.7%
United Parcel Service, Inc. — Class B	4.6%
Union Pacific Corp.	4.2%
Uber Technologies, Inc.	3.7%
General Motors Co.	3.3%
CSX Corp.	3.0%
Norfolk Southern Corp.	2.8%
FedEx Corp.	2.7%
Lucid Group, Inc.	2.5%
NIO, Inc. ADR	2.2%
Top Ten Total	39.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(4.25%)	36.48%	14.92%	16.21%
A-Class Shares	(4.37%)	36.16%	14.62%	15.93%
A-Class Shares with sales charge‡	(8.91%)	29.70%	13.52%	15.36%
C-Class Shares	(4.71%)	35.17%	13.77%	15.05%
C-Class Shares with CDSC§	(5.71%)	34.17%	13.77%	15.05%
H-Class Shares**	(4.37%)	36.17%	14.62%	15.81%
S&P 500 Industrials Index	0.06%	28.96%	12.50%	15.00%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Transportation - 35.8%
United Parcel Service, Inc. — Class B	7,812	$1,422,565
Union Pacific Corp.	6,541	1,282,101
CSX Corp.	31,260	929,672
Norfolk Southern Corp.	3,646	872,305
FedEx Corp.	3,714	814,443
Old Dominion Freight Line, Inc.	2,302	658,326
Kansas City Southern	2,082	563,472
Expeditors International of Washington, Inc.	4,254	506,779
J.B. Hunt Transport Services, Inc.	2,863	478,751
CH Robinson Worldwide, Inc.	4,403	383,061
Canadian National Railway Co.	3,172	366,842
Canadian Pacific Railway Ltd.	5,422	352,810
ZTO Express Cayman, Inc. ADR	11,215	343,852
XPO Logistics, Inc.*	4,232	336,783
Knight-Swift Transportation Holdings, Inc.	6,507	332,833
Saia, Inc.*	1,189	283,018
Landstar System, Inc.	1,787	282,024
Ryder System, Inc.	2,973	245,897
Werner Enterprises, Inc.	4,439	196,515
Kirby Corp.*	3,948	189,346
Atlas Air Worldwide Holdings, Inc.*	2,210	180,513
Total Transportation		11,021,908

Auto Manufacturers - 25.8%
Tesla, Inc.*	4,226	3,277,179
General Motors Co.*	19,520	1,028,899
Lucid Group, Inc.*,1	30,790	781,450
NIO, Inc. ADR*	18,844	671,412
XPeng, Inc. ADR*	10,678	379,496
Li Auto, Inc. ADR*	12,831	337,327
Toyota Motor Corp. ADR[1]	1,619	287,777
Ferrari N.V.	1,369	286,285
Stellantis N.V.[1]	14,239	271,965
Fisker, Inc.*,1	18,533	271,508
Nikola Corp.*,1	22,640	241,569
Workhorse Group, Inc.*,1	14,206	108,676
Total Auto Manufacturers		7,943,543

Auto Parts & Equipment - 12.9%
Aptiv plc*	2,948	439,163
QuantumScape Corp.*	16,179	397,033
BorgWarner, Inc.	8,623	372,600
Lear Corp.	2,305	360,686
Gentex Corp.	10,013	330,229
Magna International, Inc.	4,229	318,190
Autoliv, Inc.	3,601	308,678
Fox Factory Holding Corp.*	1,979	286,045
Goodyear Tire & Rubber Co.*	15,029	266,013
Luminar Technologies, Inc.*,1	16,770	261,612
Adient plc*	5,788	239,913
Dana, Inc.	9,263	206,009
Visteon Corp.*	1,985	187,364
Total Auto Parts & Equipment		3,973,535

Airlines - 12.0%
Southwest Airlines Co.*	12,574	646,681
Delta Air Lines, Inc.*	14,452	615,800
United Airlines Holdings, Inc.*	9,699	461,381
American Airlines Group, Inc.*	20,636	423,451
Alaska Air Group, Inc.*	5,348	313,393
Copa Holdings S.A. — Class A*	3,653	297,281
Ryanair Holdings plc ADR*	2,515	276,801
JetBlue Airways Corp.*	16,545	252,973
Allegiant Travel Co. — Class A*	1,101	215,224
Spirit Airlines, Inc.*	7,559	196,080
Total Airlines		3,699,065

Internet - 5.3%
Uber Technologies, Inc.*	25,091	1,124,077
Lyft, Inc. — Class A*	9,194	492,706
Total Internet		1,616,783

Commercial Services - 3.8%
AMERCO	760	490,983
Avis Budget Group, Inc.*	2,872	334,616
GXO Logistics, Inc.*	4,220	331,017
Total Commercial Services		1,156,616

Home Builders - 2.4%
Thor Industries, Inc.	2,589	317,826
LCI Industries	1,601	215,542
Winnebago Industries, Inc.	2,555	185,110
Total Home Builders		718,478

Leisure Time - 0.9%
Harley-Davidson, Inc.	7,348	269,010

Investment Companies - 0.7%
Macquarie Infrastructure Holdings LLC	5,422	219,916

Total Common Stocks
(Cost $18,890,641)		30,618,854

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$109,315	109,315
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	42,475	42,475
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	42,474	42,474
Total Repurchase Agreements
(Cost $194,264)		194,264

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
TRANSPORTATION FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	1,540,218	$1,540,218
Total Securities Lending Collateral
(Cost $1,540,218)		1,540,218

Total Investments - 105.2%
(Cost $20,625,123)		$32,353,336
Other Assets & Liabilities, net - (5.2)%		(1,602,791)
Total Net Assets - 100.0%		$30,750,545

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,618,854	$—	$—	$30,618,854
Repurchase Agreements	—	194,264	—	194,264
Securities Lending Collateral	1,540,218	—	—	1,540,218
Total Assets	$32,159,072	$194,264	$—	$32,353,336

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $1,470,678 of securities loaned (cost $20,430,859)	$32,159,072
Repurchase agreements, at value (cost $194,264)	194,264
Cash	1,737
Receivables:
Securities sold	4,332,678
Dividends	7,263
Securities lending income	578
Fund shares sold	200
Foreign tax reclaims	117
Total assets	36,695,909

Liabilities:
Payable for:
Fund shares redeemed	4,328,330
Return of securities lending collateral	1,540,218
Management fees	23,512
Transfer agent and administrative fees	7,441
Distribution and service fees	3,216
Portfolio accounting fees	2,766
Trustees’ fees*	485
Miscellaneous	39,396
Total liabilities	5,945,364
Commitments and contingent liabilities (Note 9)	—
Net assets	$30,750,545

Net assets consist of:
Paid in capital	$11,188,944
Total distributable earnings (loss)	19,561,601
Net assets	$30,750,545

Investor Class:
Net assets	$21,072,240
Capital shares outstanding	261,133
Net asset value per share	$80.70

A-Class:
Net assets	$7,095,163
Capital shares outstanding	97,585
Net asset value per share	$72.71
Maximum offering price per share (Net asset value divided by 95.25%)	$76.34

C-Class:
Net assets	$1,905,535
Capital shares outstanding	29,724
Net asset value per share	$64.11

H-Class:
Net assets	$677,607
Capital shares outstanding	9,636
Net asset value per share	$70.32

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $2,909)	$162,949
Interest	34
Income from securities lending, net	21,754
Total investment income	184,737

Expenses:
Management fees	189,190
Distribution and service fees:
A-Class	8,973
C-Class	9,904
H-Class	1,421
Transfer agent and administrative fees	63,700
Portfolio accounting fees	22,257
Professional fees	15,497
Trustees’ fees*	5,147
Custodian fees	3,076
Miscellaneous	2,303
Total expenses	321,468
Net investment loss	(136,731)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,243,296
Net realized gain	9,243,296
Net change in unrealized appreciation (depreciation) on:
Investments	(10,597,318)
Net change in unrealized appreciation (depreciation)	(10,597,318)
Net realized and unrealized loss	(1,354,022)
Net decrease in net assets resulting from operations	$(1,490,753)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(136,731)	$(141,047)
Net realized gain on investments	9,243,296	2,044,541
Net change in unrealized appreciation (depreciation) on investments	(10,597,318)	22,930,104
Net increase (decrease) in net assets resulting from operations	(1,490,753)	24,833,598

Capital share transactions:
Proceeds from sale of shares
Investor Class	43,345,932	122,795,894
A-Class	2,783,163	6,706,823
C-Class	502,041	1,739,055
H-Class	2,800,120	3,126,338
Cost of shares redeemed
Investor Class	(86,606,961)	(80,971,211)
A-Class	(3,162,345)	(3,846,052)
C-Class	(454,849)	(1,281,133)
H-Class	(3,155,802)	(2,910,829)
Net increase (decrease) from capital share transactions	(43,948,701)	45,358,885
Net increase (decrease) in net assets	(45,439,454)	70,192,483

Net assets:
Beginning of period	76,189,999	5,997,516
End of period	$30,750,545	$76,189,999

Capital share activity:
Shares sold
Investor Class	511,350	1,966,468
A-Class	36,769	113,534
C-Class	7,408	36,253
H-Class	36,833	59,463
Shares redeemed
Investor Class	(1,024,830)	(1,279,662)
A-Class	(41,587)	(63,091)
C-Class	(6,726)	(28,171)
H-Class	(43,102)	(53,494)
Net increase (decrease) in shares	(523,885)	751,300

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$84.28	$37.39	$50.08	$59.10	$53.52	$46.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.20)	.30	.09	(.04)	.09
Net gain (loss) on investments (realized and unrealized)	(3.36)	47.09	(11.07)	(4.02)	6.85	7.37
Total from investment operations	(3.58)	46.89	(10.77)	(3.93)	6.81	7.46
Less distributions from:
Net investment income	—	—	(.15)	—	—	(.17)
Net realized gains	—	—	(1.77)	(5.09)	(1.23)	—
Total distributions	—	—	(1.92)	(5.09)	(1.23)	(.17)
Net asset value, end of period	$80.70	$84.28	$37.39	$50.08	$59.10	$53.52

Total Return	(4.25%)	125.41%	(22.59%)	(6.33%)	12.67%	16.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,072	$65,281	$3,283	$7,994	$16,603	$32,911
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.29%)	0.58%	0.16%	(0.07%)	0.17%
Total expenses	1.35%	1.41%	1.48%	1.46%	1.37%	1.38%
Portfolio turnover rate	82%	205%	483%	476%	483%	676%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$76.03	$33.82	$45.58	$54.43	$49.50	$42.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)	(.34)	.17	(.01)	(.07)	(.06)
Net gain (loss) on investments (realized and unrealized)	(3.02)	42.55	(10.01)	(3.75)	6.23	6.86
Total from investment operations	(3.32)	42.21	(9.84)	(3.76)	6.16	6.80
Less distributions from:
Net investment income	—	—	(.15)	—	—	(.17)
Net realized gains	—	—	(1.77)	(5.09)	(1.23)	—
Total distributions	—	—	(1.92)	(5.09)	(1.23)	(.17)
Net asset value, end of period	$72.71	$76.03	$33.82	$45.58	$54.43	$49.50

Total Return[c]	(4.37%)	124.81%	(22.78%)	(6.57%)	12.38%	15.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,095	$7,785	$1,757	$3,166	$5,760	$4,742
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(0.59%)	0.37%	(0.03%)	(0.12%)	(0.12%)
Total expenses	1.60%	1.68%	1.73%	1.71%	1.63%	1.63%
Portfolio turnover rate	82%	205%	483%	476%	483%	676%

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$67.28	$30.15	$41.14	$50.04	$45.93	$40.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.52)	(.67)	(.18)	(.41)	(.43)	(.34)
Net gain (loss) on investments (realized and unrealized)	(2.65)	37.80	(8.89)	(3.40)	5.77	6.35
Total from investment operations	(3.17)	37.13	(9.07)	(3.81)	5.34	6.01
Less distributions from:
Net investment income	—	—	(.15)	—	—	(.17)
Net realized gains	—	—	(1.77)	(5.09)	(1.23)	—
Total distributions	—	—	(1.92)	(5.09)	(1.23)	(.17)
Net asset value, end of period	$64.11	$67.28	$30.15	$41.14	$50.04	$45.93

Total Return[c]	(4.71%)	123.15%	(23.37%)	(7.27%)	11.56%	15.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,906	$1,954	$632	$1,477	$2,560	$2,307
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.33%)	(0.43%)	(0.87%)	(0.87%)	(0.81%)
Total expenses	2.35%	2.43%	2.48%	2.46%	2.38%	2.38%
Portfolio turnover rate	82%	205%	483%	476%	483%	676%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$73.53	$32.70	$44.14	$52.90	$48.15	$41.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(.32)	(.02)	(.02)	(.13)	(.13)
Net gain (loss) on investments (realized and unrealized)	(2.87)	41.15	(9.50)	(3.65)	6.11	6.74
Total from investment operations	(3.21)	40.83	(9.52)	(3.67)	5.98	6.61
Less distributions from:
Net investment income	—	—	(.15)	—	—	(.17)
Net realized gains	—	—	(1.77)	(5.09)	(1.23)	—
Total distributions	—	—	(1.92)	(5.09)	(1.23)	(.17)
Net asset value, end of period	$70.32	$73.53	$32.70	$44.14	$52.90	$48.15

Total Return	(4.37%)	124.86%	(22.78%)	(6.61%)	12.33%	15.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$678	$1,169	$325	$455	$1,929	$4,127
Ratios to average net assets:
Net investment income (loss)	(0.93%)	(0.56%)	(0.03%)	(0.04%)	(0.24%)	(0.30%)
Total expenses	1.60%	1.68%	1.72%	1.69%	1.63%	1.63%
Portfolio turnover rate	82%	205%	483%	476%	483%	676%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class	April 3, 2000

Ten Largest Holdings (% of Total Net Assets)
NextEra Energy, Inc.	6.3%
Duke Energy Corp.	4.4%
Southern Co.	4.1%
Dominion Energy, Inc.	4.0%
Exelon Corp.	3.5%
American Electric Power Company, Inc.	3.2%
Sempra Energy	3.2%
Xcel Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	2.8%
American Water Works Company, Inc.	2.8%
Top Ten Total	37.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(0.90%)	10.31%	6.28%	8.58%
A-Class Shares	(1.05%)	10.02%	6.01%	8.31%
A-Class Shares with sales charge‡	(5.75%)	4.79%	4.98%	7.78%
C-Class Shares	(1.42%)	9.21%	5.22%	7.50%
C-Class Shares with CDSC§	(2.42%)	8.21%	5.22%	7.50%
H-Class Shares**	(1.07%)	10.02%	6.01%	8.21%
S&P 500 Utilities Index	1.36%	11.01%	9.11%	10.59%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Utilities Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Electric - 82.9%
NextEra Energy, Inc.	24,443	$1,919,264
Duke Energy Corp.	13,863	1,352,890
Southern Co.	20,328	1,259,726
Dominion Energy, Inc.	16,622	1,213,738
Exelon Corp.	22,347	1,080,254
American Electric Power Company, Inc.	12,185	989,178
Sempra Energy	7,729	977,719
Xcel Energy, Inc.	14,507	906,688
Public Service Enterprise Group, Inc.	14,290	870,261
Eversource Energy	10,162	830,845
WEC Energy Group, Inc.	9,314	821,495
Consolidated Edison, Inc.	10,998	798,345
PG&E Corp.*	81,274	780,230
PPL Corp.	25,971	724,072
DTE Energy Co.	6,456	721,200
Edison International	12,985	720,278
Ameren Corp.	8,689	703,809
FirstEnergy Corp.	19,298	687,395
Avangrid, Inc.	13,920	676,512
Entergy Corp.	6,730	668,356
CMS Energy Corp.	10,823	646,458
CenterPoint Energy, Inc.	24,574	604,520
AES Corp.	26,350	601,571
Evergy, Inc.	9,406	585,053
Alliant Energy Corp.	10,395	581,912
NRG Energy, Inc.	12,131	495,309
Vistra Corp.	26,494	453,047
Pinnacle West Capital Corp.	6,242	451,671
OGE Energy Corp.	12,252	403,826
IDACORP, Inc.	3,541	366,069
PNM Resources, Inc.	6,644	328,745
Portland General Electric Co.	6,765	317,887
Ormat Technologies, Inc.	4,721	314,466
Black Hills Corp.	4,947	310,474
NorthWestern Corp.	4,603	263,752
Total Electric		25,427,015

Gas - 8.7%
Atmos Energy Corp.	6,067	535,109
NiSource, Inc.	20,287	491,554
UGI Corp.	11,065	471,590
National Fuel Gas Co.	6,708	352,304
ONE Gas, Inc.	4,571	289,664
Spire, Inc.	4,542	277,880
South Jersey Industries, Inc.	11,317	240,600
Total Gas		2,658,701

Water - 4.5%
American Water Works Company, Inc.	5,030	850,271
Essential Utilities, Inc.	11,550	532,224
Total Water		1,382,495

Building Materials - 1.3%
MDU Resources Group, Inc.	13,036	386,778

Engineering & Construction - 1.0%
Southwest Gas Holdings, Inc.	4,686	313,400

Energy-Alternate Sources - 1.0%
Sunnova Energy International, Inc.*	9,078	299,029

Total Common Stocks
(Cost $25,201,748)		30,467,418

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$101,460	101,460
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	39,423	39,423
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	39,423	39,423
Total Repurchase Agreements
(Cost $180,306)		180,306

Total Investments - 100.0%
(Cost $25,382,054)		$30,647,724
Other Assets & Liabilities, net - 0.0%		3,073
Total Net Assets - 100.0%		$30,650,797

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
UTILITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,467,418	$—	$—	$30,467,418
Repurchase Agreements	—	180,306	—	180,306
Total Assets	$30,467,418	$180,306	$—	$30,647,724

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $25,201,748)	$30,467,418
Repurchase agreements, at value (cost $180,306)	180,306
Receivables:
Dividends	69,079
Fund shares sold	57,483
Total assets	30,774,286

Liabilities:
Payable for:
Fund shares redeemed	60,883
Management fees	24,116
Transfer agent and administrative fees	7,632
Distribution and service fees	3,282
Portfolio accounting fees	2,838
Trustees’ fees*	297
Miscellaneous	24,441
Total liabilities	123,489
Commitments and contingent liabilities (Note 9)	—
Net assets	$30,650,797

Net assets consist of:
Paid in capital	$29,508,612
Total distributable earnings (loss)	1,142,185
Net assets	$30,650,797

Investor Class:
Net assets	$22,547,699
Capital shares outstanding	474,822
Net asset value per share	$47.49

A-Class:
Net assets	$5,471,045
Capital shares outstanding	126,456
Net asset value per share	$43.26
Maximum offering price per share (Net asset value divided by 95.25%)	$45.42

C-Class:
Net assets	$1,957,720
Capital shares outstanding	55,405
Net asset value per share	$35.33

H-Class:
Net assets	$674,333
Capital shares outstanding	16,212
Net asset value per share	$41.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$520,005
Interest	24
Income from securities lending, net	11
Total investment income	520,040

Expenses:
Management fees	142,301
Distribution and service fees:
A-Class	6,954
C-Class	11,986
H-Class	1,528
Transfer agent and administrative fees	46,933
Portfolio accounting fees	16,741
Professional fees	3,806
Trustees’ fees*	2,338
Custodian fees	2,186
Line of credit fees	10
Miscellaneous	12,595
Total expenses	247,378
Net investment income	272,662

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(20,225)
Net realized loss	(20,225)
Net change in unrealized appreciation (depreciation) on:
Investments	(640,344)
Net change in unrealized appreciation (depreciation)	(640,344)
Net realized and unrealized loss	(660,569)
Net decrease in net assets resulting from operations	$(387,907)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$272,662	$570,750
Net realized gain (loss) on investments	(20,225)	189,416
Net change in unrealized appreciation (depreciation) on investments	(640,344)	5,182,811
Net increase (decrease) in net assets resulting from operations	(387,907)	5,942,977

Distributions to shareholders:
Investor Class	—	(523,813)
A-Class	—	(93,655)
C-Class	—	(122,577)
H-Class	—	(17,476)
Total distributions to shareholders	—	(757,521)

Capital share transactions:
Proceeds from sale of shares
Investor Class	30,594,541	70,298,851
A-Class	473,581	2,254,597
C-Class	550,430	1,628,826
H-Class	2,207,210	662,559
Distributions reinvested
Investor Class	—	520,135
A-Class	—	90,597
C-Class	—	119,470
H-Class	—	17,423
Cost of shares redeemed
Investor Class	(28,845,281)	(87,712,328)
A-Class	(338,842)	(1,773,796)
C-Class	(1,233,558)	(4,696,303)
H-Class	(2,232,720)	(2,549,969)
Net increase (decrease) from capital share transactions	1,175,361	(21,139,938)
Net increase (decrease) in net assets	787,454	(15,954,482)

Net assets:
Beginning of period	29,863,343	45,817,825
End of period	$30,650,797	$29,863,343

Capital share activity:
Shares sold
Investor Class	622,671	1,543,484
A-Class	10,470	53,928
C-Class	14,965	47,899
H-Class	50,770	16,939
Shares issued from reinvestment of distributions
Investor Class	—	11,394
A-Class	—	2,174
C-Class	—	3,488
H-Class	—	435
Shares redeemed
Investor Class	(588,109)	(1,929,734)
A-Class	(7,502)	(42,912)
C-Class	(33,394)	(137,703)
H-Class	(51,673)	(66,113)
Net increase (decrease) in shares	18,198	(496,721)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$47.92	$41.80	$46.23	$39.03	$39.34	$40.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.76	.74	.77	.68	.59
Net gain (loss) on investments (realized and unrealized)	(.86)	6.37	(4.72)	6.43	.06	2.25
Total from investment operations	(.43)	7.13	(3.98)	7.20	.74	2.84
Less distributions from:
Net investment income	—	(1.01)	(.45)	—	(.53)	(.87)
Net realized gains	—	—	—	—	(.52)	(2.86)
Total distributions	—	(1.01)	(.45)	—	(1.05)	(3.73)
Net asset value, end of period	$47.49	$47.92	$41.80	$46.23	$39.03	$39.34

Total Return	(0.90%)	17.17%	(8.74%)	18.45%	1.72%	8.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,548	$21,099	$34,073	$105,443	$9,006	$24,116
Ratios to average net assets:
Net investment income (loss)	1.75%	1.68%	1.53%	1.80%	1.67%	1.47%
Total expenses	1.36%	1.45%	1.48%	1.48%	1.38%	1.38%
Portfolio turnover rate	77%	156%	169%	390%	452%	507%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$43.72	$38.30	$42.50	$35.97	$36.43	$37.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.57	.57	.47	.54	.45
Net gain (loss) on investments (realized and unrealized)	(.79)	5.86	(4.32)	6.06	.05	2.08
Total from investment operations	(.46)	6.43	(3.75)	6.53	.59	2.53
Less distributions from:
Net investment income	—	(1.01)	(.45)	—	(.53)	(.87)
Net realized gains	—	—	—	—	(.52)	(2.86)
Total distributions	—	(1.01)	(.45)	—	(1.05)	(3.73)
Net asset value, end of period	$43.26	$43.72	$38.30	$42.50	$35.97	$36.43

Total Return[c]	(1.05%)	16.91%	(8.96%)	18.15%	1.45%	7.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,471	$5,399	$4,225	$5,633	$3,482	$9,362
Ratios to average net assets:
Net investment income (loss)	1.49%	1.39%	1.29%	1.21%	1.43%	1.20%
Total expenses	1.61%	1.70%	1.73%	1.72%	1.63%	1.63%
Portfolio turnover rate	77%	156%	169%	390%	452%	507%

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$35.84	$31.80	$35.63	$30.39	$31.15	$32.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.21	.21	.26	.25	.22
Net gain (loss) on investments (realized and unrealized)	(.64)	4.84	(3.59)	4.98	.04	1.70
Total from investment operations	(.51)	5.05	(3.38)	5.24	.29	1.92
Less distributions from:
Net investment income	—	(1.01)	(.45)	—	(.53)	(.87)
Net realized gains	—	—	—	—	(.52)	(2.86)
Total distributions	—	(1.01)	(.45)	—	(1.05)	(3.73)
Net asset value, end of period	$35.33	$35.84	$31.80	$35.63	$30.39	$31.15

Total Return[c]	(1.42%)	16.02%	(9.65%)	17.24%	0.69%	6.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,958	$2,646	$5,093	$6,489	$6,526	$8,270
Ratios to average net assets:
Net investment income (loss)	0.70%	0.61%	0.57%	0.79%	0.78%	0.69%
Total expenses	2.35%	2.45%	2.47%	2.46%	2.38%	2.37%
Portfolio turnover rate	77%	156%	169%	390%	452%	507%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$42.04	$36.86	$40.92	$34.64	$35.12	$36.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.42	.50	.57	.31	.41
Net gain (loss) on investments (realized and unrealized)	(.83)	5.77	(4.11)	5.71	.26	2.04
Total from investment operations	(.45)	6.19	(3.61)	6.28	.57	2.45
Less distributions from:
Net investment income	—	(1.01)	(.45)	—	(.53)	(.87)
Net realized gains	—	—	—	—	(.52)	(2.86)
Total distributions	—	(1.01)	(.45)	—	(1.05)	(3.73)
Net asset value, end of period	$41.59	$42.04	$36.86	$40.92	$34.64	$35.12

Total Return	(1.07%)	16.92%	(8.97%)	18.13%	1.44%	7.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$674	$719	$2,427	$6,033	$810	$5,379
Ratios to average net assets:
Net investment income (loss)	1.74%	1.08%	1.18%	1.51%	0.85%	1.13%
Total expenses	1.61%	1.72%	1.73%	1.72%	1.63%	1.62%
Portfolio turnover rate	77%	156%	169%	390%	452%	507%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2021, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified

At September 30, 2021, Investor Class, A-Class, C-Class, and H-Class shares have been issued by the Funds.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(d) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(e) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(f) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at September 30, 2021.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2021, GFD retained sales charges of $72,187 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$39,425,577	$3,346,439	$—	$3,346,439
Basic Materials Fund	37,390,336	13,359,374	(406,093)	12,953,281
Biotechnology Fund	127,986,368	85,753,204	(13,521,574)	72,231,630
Consumer Products Fund	50,322,014	39,514,962	(323,175)	39,191,787
Electronics Fund	23,924,177	19,113,861	(159,636)	18,954,225
Energy Fund	60,457,970	—	(934,188)	(934,188)
Energy Services Fund	50,675,991	—	(4,821,111)	(4,821,111)
Financial Services Fund	15,225,863	7,045,780	(150,142)	6,895,638
Health Care Fund	30,283,138	9,599,166	(258,149)	9,341,017
Internet Fund	14,774,580	9,222,376	(821,903)	8,400,473
Leisure Fund	16,178,955	4,871,182	(304,435)	4,566,747
Precious Metals Fund	115,928,828	—	(7,255,845)	(7,255,845)
Real Estate Fund	11,188,079	1,549,579	(66,942)	1,482,637
Retailing Fund	13,402,654	5,098,071	(419,459)	4,678,612
Technology Fund	78,482,621	31,303,551	(989,715)	30,313,836
Telecommunications Fund	2,138,747	185,402	(71,895)	113,507
Transportation Fund	23,890,360	8,740,236	(277,260)	8,462,976
Utilities Fund	29,381,033	1,457,969	(191,278)	1,266,691

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Securities Transactions

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Banking Fund	$92,150,445	$70,228,537
Basic Materials Fund	84,535,589	80,516,768
Biotechnology Fund	53,586,291	61,055,685
Consumer Products Fund	17,135,062	34,332,950
Electronics Fund	49,220,249	79,771,839
Energy Fund	62,940,035	30,331,270
Energy Services Fund	51,068,407	12,085,067
Financial Services Fund	37,472,691	58,131,870
Health Care Fund	38,038,455	33,022,966
Internet Fund	16,694,398	27,332,969
Leisure Fund	20,093,610	51,901,943
Precious Metals Fund	48,993,501	43,278,240
Real Estate Fund	36,706,367	37,204,648
Retailing Fund	22,785,958	33,533,690
Technology Fund	96,885,743	45,971,525
Telecommunications Fund	1,194,443	1,705,705
Transportation Fund	37,546,472	81,281,774
Utilities Fund	26,459,684	25,009,840

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2021, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$10,601,973	$5,385,707	$(28,600)
Basic Materials Fund	10,074,629	2,858,908	(195,606)
Biotechnology Fund	2,064,530	4,069,555	640,453
Consumer Products Fund	1,561,003	5,935,798	2,153,140
Electronics Fund	2,492,828	14,515,203	1,139,203
Energy Fund	7,258,345	2,993,078	(127,167)
Energy Services Fund	3,312,012	605,077	(47,257)
Financial Services Fund	4,575,514	7,887,500	222,539
Health Care Fund	4,575,684	3,397,314	50,582
Internet Fund	1,764,169	3,380,856	566,566
Leisure Fund	1,166,211	12,934,529	602,348
Precious Metals Fund	3,106,471	1,694,244	(49,254)
Real Estate Fund	3,916,236	2,257,849	40,432
Retailing Fund	2,402,436	6,654,564	671,231
Technology Fund	9,198,930	6,599,144	322,150
Telecommunications Fund	328,650	462,060	6,709
Transportation Fund	3,351,550	12,924,019	2,011,977
Utilities Fund	1,550,752	1,839,349	(11,493)

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.50%
Due 10/01/21	$150,861,939	$150,862,148	Due 01/15/23	$150,772,500	$153,879,256

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.13%
Due 10/01/21	58,617,555	58,617,587	Due 12/31/22	59,788,400	59,789,984

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	58,617,555	58,617,604	Due 04/15/22	58,937,372	59,789,963

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Banking Fund	$524,102	$(524,102)	$—	$545,742	$—	$545,742
Basic Materials Fund	1,528,939	(1,528,939)	—	1,551,652	—	1,551,652
Biotechnology Fund	3,159,539	(3,159,539)	—	3,244,660	—	3,244,660
Consumer Products Fund	1,360,151	(1,360,151)	—	1,408,685	—	1,408,685
Electronics Fund	929,786	(909,453)*	20,333	909,453	—	909,453
Energy Fund	516,229	(516,229)	—	520,862	—	520,862
Financial Services Fund	159,365	(159,365)	—	160,900	—	160,900
Health Care Fund	159,542	(159,542)	—	164,177	—	164,177
Internet Fund	498,661	(498,661)	—	500,122	—	500,122
Leisure Fund	551,070	(551,070)	—	556,704	—	556,704
Precious Metals Fund	6,401,203	(6,401,203)	—	6,550,418	—	6,550,418
Retailing Fund	619,147	(619,147)	—	630,932	—	630,932
Technology Fund	1,577,407	(1,577,407)	—	1,594,289	—	1,594,289
Telecommunications Fund	31,453	(31,453)	—	31,817	—	31,817
Transportation Fund	1,470,678	(1,470,678)	—	1,540,218	—	1,540,218

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
*	Subsequent to September 30, 2021, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 7, 2021, the line of credit agreement was renewed and expires on June 6, 2022. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2021. The Funds did not have any borrowings outstanding under this agreement at September 30, 2021.

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The average daily balances borrowed for the period ended September 30, 2021, were as follows:

Fund	Average Daily Balance
Basic Materials Fund	$3,195
Biotechnology Fund	986
Consumer Products Fund	4,685
Electronics Fund	299
Energy Fund	792
Energy Services Fund	96
Financial Services Fund	66
Health Care Fund	2,742
Internet Fund	3,605
Leisure Fund	121
Real Estate Fund	696
Retailing Fund	115
Technology Fund	2,573
Telecommunications Fund	96
Transportation Fund	27
Utilities Fund	751

Note 9 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds,

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filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. On March 12, 2021, the Solicitor General filed an amicus brief recommending that certiorari be denied. Plaintiffs filed a supplemental brief in response to the Solicitor General’s amicus brief on March 31, 2021, and Defendants filed a supplemental brief on April 1, 2021. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition.

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None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 10 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 11 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)

●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund

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●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund

Alternative Funds** (i.e., Non-Tradable Funds)

●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”).1 (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.2 At meetings held by videoconference on April 20, 2021 (the “April Meeting”) and on May 26, 2021 (the “May

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each, a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each, a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Independent Trustees and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

[2]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief, initially provided for a limited period of time, has been extended multiple times and was in effect as of May 26, 2021. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 26, 2021.

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Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee met with a representative of FUSE at the April Meeting to discuss how FUSE determined the appropriate peer groups for the Funds. Thereafter, the Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Tradable Fund is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

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OTHER INFORMATION (Unaudited)(continued)

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal, regulatory and operational risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2020, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2020, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2020, as

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applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2021.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2020, as applicable, noting the Adviser’s view that, in general, such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error in most cases. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2020, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year, three-year and one-year periods ended December 31, 2020, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2020, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

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OTHER INFORMATION (Unaudited)(continued)

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 73rd and 79th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily a result of the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value and short exposure to growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 61st and 60th percentiles, respectively.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 79th and 50th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities, and to poor performance in 2018 as the Fund had exposure to equities which sold off heavily in the fourth quarter. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach (i.e., a combination of passively-managed and actively-managed allocations), resulting in more competitive performance over the three-year and one-year time periods. The Committee also noted that, since 2018, the Fund’s performance has improved. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings were in the 66th and 53rd percentiles, respectively.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite is directly comparable in this regard. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, although the Fund’s contractual advisory fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s net effective management fee is lower than that of the peer fund and the Fund’s total net expense ratio is close to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving, and intends to continue to waive, all or a portion of its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (43rd percentile) of its peer group. Although the net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group, the Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the first quartile (21st percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2020, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2019. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, although Guggenheim’s overall expenses declined in 2020, generally, costs are anticipated to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	157	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	157	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	157	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				157	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 177

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2020, to March 31, 2021. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2021

Rydex Funds Semi-Annual Report

Domestic Equity Funds
Nova Fund
S&P 500® Fund
Inverse S&P 500® Strategy Fund
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Fund
Inverse Russell 2000® Strategy Fund
Dow Jones Industrial Average® Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund
Inverse High Yield Strategy Fund
Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RBENF-SEMI-0921x0322

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
NOVA FUND	12
S&P 500® FUND	28
INVERSE S&P 500® STRATEGY FUND	40
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND	50
INVERSE NASDAQ-100® STRATEGY FUND	60
MID-CAP 1.5x STRATEGY FUND	70
INVERSE MID-CAP STRATEGY FUND	83
RUSSELL 2000® 1.5x STRATEGY FUND	90
RUSSELL 2000® FUND	98
INVERSE RUSSELL 2000® STRATEGY FUND	105
DOW JONES INDUSTRIAL AVERAGE® FUND	112
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	120
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	129
HIGH YIELD STRATEGY FUND	140
INVERSE HIGH YIELD STRATEGY FUND	149
U.S. GOVERNMENT MONEY MARKET FUND	156
NOTES TO FINANCIAL STATEMENTS	162
OTHER INFORMATION	180
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	188
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	193
LIQUIDITY RISK MANAGEMENT PROGRAM	196

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2021

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2021.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19. The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2021

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

The Government Long Bond 1.2x Strategy and Inverse Government Long Bond Strategy funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged Funds’ holdings consistent with their strategies, as frequently as daily. ● In general, bond prices rise when interest rates fall, and vice versa. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. ● There are no assurances that any Guggenheim fund will achieve its objective and/or strategy. These Funds are subject to active trading and tracking error risks, which may increase volatility, impact the Fund’s ability to achieve its investment objective, and may decrease the Fund’s performance. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

The High Yield Strategy Fund and Inverse High Yield Strategy Fund may not be suitable for all investors. ● The Fund’s use of derivatives such as futures, options, and swap agreements will expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● A highly liquid secondary market may not exist for the credit default swaps the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. ● You may have a gain or loss when you sell your shares. ● In general, bond prices rise when interest rates fall, and vice versa. ● The Fund’s exposure to the high yield bond market may subject the Fund to greater volatility because (i) it will be affected by the ability of high yield security issuers’ ability to make principal and interest payments and (ii) the prices of derivatives linked to high yield bonds may fluctuate unpredictably and not necessarily in relation to interest rates. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

Monthly leveraged funds are not suitable for all investors. ● These funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking monthly leveraged investment results, and (c) intend to actively monitor and manage their investments. ● The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The funds’ use of derivatives, such as futures, options, and swap agreements, may expose the funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Monthly leveraged funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a monthly basis. Because monthly leveraged funds seek to track the performance of their benchmark on a monthly basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the quarterly, annual or other period performance of its benchmark. Due to the compounding of monthly returns, leveraged funds’ returns over periods other than one calendar month will likely differ in amount and possibly direction from the benchmark return for the same period. For those funds that consistently apply leverage, the value of the funds’ shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. Monthly leveraged funds rebalance their portfolios on a monthly basis on the last day of each calendar month, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses. ● Throughout the month, the amount of leverage that a monthly leveraged fund provides is allowed to float. Purchasing monthly leveraged funds on any day other than the last day of each calendar month will likely mean that the monthly leveraged fund’s actual leverage is different from its monthly leverage target. Investors should monitor their monthly leveraged funds’ holdings consistent with their strategies, as frequently as daily. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● For more on these and other risks, please read the monthly leveraged funds’ prospectus.

The U.S. Government Money Market Fund may not be suitable for all investors. ● You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2021

In the six months ending September 30, 2021, the equity market experienced a relatively steady upward climb that reversed amid seasonal pressures, inflation worry, and market uncertainty about the economic damage brought about by the potential emergence of new COVID variants.

Treasury yields posted their biggest rise in months following the Federal Open Market Committee (“FOMC”) meeting in September, at which Chair Powell noted that inflation would be higher and last longer than previously expected. The 10-year U.S. Treasury was still down slightly for the period.

Reports circulating in September about the inability of Evergrande, China’s second largest real estate development company, to repay an installment on its approximately $300 billion in debt sparked panic in credit markets in Asia. There was chatter about an Evergrande bankruptcy, a la Lehman Brothers, that would ignite a conflagration that could ravage China’s debt-reliant economy and spread across the world, triggering another global financial crisis. Others saw echoes of the collapse of Long-Term Capital Management, the highly leveraged hedge fund that collapsed in 1998 and required a bailout and debt rewind managed by the Federal Reserve (the “Fed”) to quell fears of a global financial meltdown.

As the month of September progressed and the Chinese government stepped in with liquidity and behind-the-scenes pressure on state-owned and state-backed enterprises to purchase Evergrande assets, tensions eased, but the question remains as to what ultimately will become of Evergrande. The most likely outcome is a “controlled fire” approach in which the government attempts to limit the contagion of Evergrande’s woes by propping up the company until its debts are restructured and reshuffled, its projects completed by others, and its properties sold off.

As Evergrande troubles captured the world’s attention, the September FOMC meeting made it clear that the Fed was not overly worried, at least not enough to push back its forecasted rate hikes. In fact, the tone of the meeting was somewhat hawkish, with the month’s Summary of Economic Projections revealing that half the committee members penciled in a rate hike for 2022. That would give them a policy option should elevated inflation turn out to be less temporary than expected. It also implies that a tapering of asset purchases would be completed sooner rather than later—a timetable corroborated when Chair Powell gave the strongest indication yet that tapering may start in November and for the first time suggested that asset purchases could conclude by mid-2022.

Markets reacted favorably to the Fed’s relatively sanguine view of the Evergrande situation, perhaps breathing a sigh of relief that it considers the problem insufficiently dangerous either to warrant action or to delay the normalization of rates in the United States. Interestingly, in place of several instances of the word “transitory” in the four previous FOMC press conference transcripts, the September transcript included no mention of the word, which may help explain the hawkish tilt to the meeting. Regarding the path for rates, half of FOMC members now see at least one hike in 2022, up from 39 percent in June. The median FOMC participant now sees in excess of six cumulative hikes through 2024, signaling an acknowledgement of intensifying supply side pressures and a labor market that could be at full employment within the next year.

For the six-month period ended September 30, 2021, the S&P 500® Index* returned 9.18%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.70%. The return of the MSCI Emerging Markets Index* was -3.45%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 1.88% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned 3.65%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Long Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The U.S. Long Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2021

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index covers approximately 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2021 and ending September 30, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.23%	12.90%	$ 1,000.00	$ 1,129.00	$ 6.56
A-Class	1.48%	12.76%	1,000.00	1,127.60	7.89
C-Class	2.23%	12.33%	1,000.00	1,123.30	11.87
H-Class	1.48%	12.74%	1,000.00	1,127.40	7.89
S&P 500® Fund
A-Class	1.56%	8.31%	1,000.00	1,083.10	8.15
C-Class	2.31%	7.91%	1,000.00	1,079.10	12.04
H-Class	1.56%	8.31%	1,000.00	1,083.10	8.15
Inverse S&P 500® Strategy Fund
Investor Class	1.38%	(9.26%)	1,000.00	907.40	6.60
A-Class	1.63%	(9.34%)	1,000.00	906.60	7.79
C-Class	2.39%	(9.70%)	1,000.00	903.00	11.40
H-Class	1.63%	(9.34%)	1,000.00	906.60	7.79
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.32%	23.98%	1,000.00	1,239.80	7.41
C-Class	2.06%	23.52%	1,000.00	1,235.20	11.54
H-Class	1.33%	23.97%	1,000.00	1,239.70	7.47
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.43%	(12.46%)	1,000.00	875.40	6.72
A-Class	1.68%	(12.57%)	1,000.00	874.30	7.89
C-Class	2.43%	(12.91%)	1,000.00	870.90	11.40
H-Class	1.68%	(12.57%)	1,000.00	874.30	7.89
Mid-Cap 1.5x Strategy Fund
A-Class	1.64%	1.39%	1,000.00	1,013.90	8.28
C-Class	2.39%	1.00%	1,000.00	1,010.00	12.04
H-Class	1.64%	1.39%	1,000.00	1,013.90	8.28
Inverse Mid-Cap Strategy Fund
A-Class	1.63%	(3.51%)	1,000.00	964.90	8.03
C-Class	2.44%	(3.90%)	1,000.00	961.00	11.99
H-Class	1.64%	(3.53%)	1,000.00	964.70	8.08
Russell 2000® 1.5x Strategy Fund
A-Class	1.68%	(1.79%)	1,000.00	982.10	8.35
C-Class	2.43%	(2.18%)	1,000.00	978.20	12.05
H-Class	1.68%	(1.80%)	1,000.00	982.00	8.35
Russell 2000® Fund
A-Class	1.60%	(1.08%)	1,000.00	989.20	7.98
C-Class	2.35%	(1.47%)	1,000.00	985.30	11.70
H-Class	1.60%	(1.09%)	1,000.00	989.10	7.98
Inverse Russell 2000® Strategy Fund
A-Class	1.65%	(1.86%)	1,000.00	981.40	8.20
C-Class	2.40%	(2.21%)	1,000.00	977.90	11.90
H-Class	1.65%	(1.87%)	1,000.00	981.30	8.20

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.60%	2.81%	$ 1,000.00	$ 1,028.10	$ 8.13
C-Class	2.35%	2.42%	1,000.00	1,024.20	11.92
H-Class	1.60%	2.81%	1,000.00	1,028.10	8.13
Government Long Bond 1.2x Strategy Fund
Investor Class	0.94%	9.48%	1,000.00	1,094.80	4.94
A-Class	1.19%	9.35%	1,000.00	1,093.50	6.25
C-Class	1.94%	8.93%	1,000.00	1,089.30	10.16
H-Class	1.19%	9.31%	1,000.00	1,093.10	6.24
Inverse Government Long Bond Strategy Fund
Investor Class	3.02%	(8.99%)	1,000.00	910.10	14.46
A-Class	3.23%	(9.10%)	1,000.00	909.00	15.46
C-Class	3.99%	(9.44%)	1,000.00	905.60	19.06
H-Class	3.28%	(9.09%)	1,000.00	909.10	15.70
High Yield Strategy Fund
A-Class	1.49%	2.23%	1,000.00	1,022.30	7.55
C-Class	2.24%	1.86%	1,000.00	1,018.60	11.34
H-Class	1.49%	2.24%	1,000.00	1,022.40	7.55
Inverse High Yield Strategy Fund
A-Class	1.48%	(3.51%)	1,000.00	964.90	7.29
C-Class	2.21%	(3.78%)	1,000.00	962.20	10.87
H-Class	1.49%	(3.37%)	1,000.00	966.30	7.34
U.S. Government Money Market Fund
Money Market Class	0.06%	0.00%	1,000.00	1,000.00	0.30

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.23%	5.00%	$ 1,000.00	$ 1,018.90	$ 6.23
A-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
C-Class	2.23%	5.00%	1,000.00	1,013.89	11.26
H-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
S&P 500® Fund
A-Class	1.56%	5.00%	1,000.00	1,017.25	7.89
C-Class	2.31%	5.00%	1,000.00	1,013.49	11.66
H-Class	1.56%	5.00%	1,000.00	1,017.25	7.89
Inverse S&P 500® Strategy Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.32%	5.00%	1,000.00	1,018.45	6.68
C-Class	2.06%	5.00%	1,000.00	1,014.74	10.40
H-Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.43%	5.00%	1,000.00	1,017.90	7.23
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Mid-Cap 1.5x Strategy Fund
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
Inverse Mid-Cap Strategy Fund
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.44%	5.00%	1,000.00	1,012.84	12.31
H-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
Russell 2000® 1.5x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Russell 2000® Fund
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Inverse Russell 2000® Strategy Fund
A-Class	1.65%	5.00%	1,000.00	1,016.80	8.34
C-Class	2.40%	5.00%	1,000.00	1,013.04	12.11
H-Class	1.65%	5.00%	1,000.00	1,016.80	8.34

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.60%	5.00%	$ 1,000.00	$ 1,017.05	$ 8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Government Long Bond 1.2x Strategy Fund
Investor Class	0.94%	5.00%	1,000.00	1,020.36	4.76
A-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
C-Class	1.94%	5.00%	1,000.00	1,015.34	9.80
H-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
Inverse Government Long Bond Strategy Fund
Investor Class	3.02%	5.00%	1,000.00	1,009.93	15.22
A-Class	3.23%	5.00%	1,000.00	1,008.87	16.27
C-Class	3.99%	5.00%	1,000.00	1,005.06	20.06
H-Class	3.28%	5.00%	1,000.00	1,008.62	16.52
High Yield Strategy Fund
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
Inverse High Yield Strategy Fund
A-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
C-Class	2.21%	5.00%	1,000.00	1,013.99	11.16
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
U.S. Government Money Market Fund
Money Market Class	0.06%	5.00%	1,000.00	1,024.77	0.30

[1]

This ratio represents annualized Net Expense, which includes interest expense related to securities sold short. Excluding short interest expense, the operating ratio of the Inverse Government Long Bond Strategy Fund would be 1.38%, 1.63%, 2.38% and 1.63% for Investor Class, A-Class, C-Class, and H-Class, respectively. Excludes expenses of the underlying funds in which the Funds invests, if any.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2021 to September 30, 2021.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	July 12, 1993
A-Class	March 31, 2004
C-Class	March 14, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	5.5%
Apple, Inc.	5.0%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.2%
Guggenheim Strategy Fund II	2.0%
Facebook, Inc. — Class A	1.8%
Alphabet, Inc. — Class A	1.8%
Alphabet, Inc. — Class C	1.7%
Tesla, Inc.	1.4%
NVIDIA Corp.	1.2%
Top Ten Total	28.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	12.90%	44.90%	21.50%	22.10%
A-Class Shares	12.76%	44.57%	21.19%	21.81%
A-Class Shares with sales charge‡	7.40%	37.70%	20.02%	21.22%
C-Class Shares	12.33%	43.48%	20.32%	20.91%
C-Class Shares with CDSC§	11.33%	42.48%	20.32%	20.91%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	12.74%	44.56%	21.24%	16.64%
S&P 500 Index	9.18%	30.00%	16.90%	13.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
NOVA FUND

	Shares	Value
COMMON STOCKS† - 81.4%

Technology - 19.2%
Apple, Inc.	154,648	$21,882,692
Microsoft Corp.	74,006	20,863,772
NVIDIA Corp.	24,541	5,083,914
Adobe, Inc.*	4,692	2,701,278
salesforce.com, Inc.*	9,568	2,595,033
Intel Corp.	39,953	2,128,696
Accenture plc — Class A	6,245	1,997,900
Broadcom, Inc.	4,040	1,959,117
Texas Instruments, Inc.	9,092	1,747,573
Intuit, Inc.	2,691	1,451,821
QUALCOMM, Inc.	11,108	1,432,710
Oracle Corp.	16,222	1,413,423
Advanced Micro Devices, Inc.*	11,945	1,229,140
International Business Machines Corp.	8,827	1,226,335
ServiceNow, Inc.*	1,951	1,214,049
Applied Materials, Inc.	9,001	1,158,699
Analog Devices, Inc.	5,297	887,142
Lam Research Corp.	1,403	798,517
Micron Technology, Inc.	11,086	786,884
Fidelity National Information Services, Inc.	6,083	740,179
Fiserv, Inc.*	5,869	636,787
Autodesk, Inc.*	2,167	617,963
Activision Blizzard, Inc.	7,659	592,730
NXP Semiconductor N.V.	2,611	511,417
KLA Corp.	1,504	503,103
MSCI, Inc. — Class A	812	493,972
Roper Technologies, Inc.	1,038	463,083
Synopsys, Inc.*	1,503	450,013
Microchip Technology, Inc.	2,699	414,270
Cadence Design Systems, Inc.*	2,726	412,825
Electronic Arts, Inc.	2,803	398,727
Fortinet, Inc.*	1,335	389,873
Cognizant Technology Solutions Corp. — Class A	5,176	384,111
Xilinx, Inc.*	2,437	367,963
Paychex, Inc.	3,154	354,667
HP, Inc.	11,830	323,669
ANSYS, Inc.*	859	292,447
Zebra Technologies Corp. — Class A*	526	271,111
Skyworks Solutions, Inc.	1,626	267,932
Paycom Software, Inc.*	473	234,490
Monolithic Power Systems, Inc.	425	205,989
Cerner Corp.	2,911	205,284
NetApp, Inc.	2,206	198,011
Broadridge Financial Solutions, Inc.	1,144	190,636
Tyler Technologies, Inc.*	402	184,377
Hewlett Packard Enterprise Co.	12,861	183,269
Qorvo, Inc.*	1,095	183,073
Teradyne, Inc.	1,625	177,401
Take-Two Interactive Software, Inc.*	1,147	176,718
Western Digital Corp.*	3,018	170,336
Seagate Technology Holdings plc	2,062	170,156
Akamai Technologies, Inc.*	1,604	167,762
Ceridian HCM Holding, Inc.*	1,328	149,559
Leidos Holdings, Inc.	1,394	134,005
Citrix Systems, Inc.	1,223	131,314
PTC, Inc.*	1,040	124,582
Jack Henry & Associates, Inc.	732	120,092
DXC Technology Co.*	2,481	83,387
IPG Photonics Corp.*	353	55,915
Total Technology		84,691,893

Consumer, Non-cyclical - 16.3%
Johnson & Johnson	25,924	4,186,726
UnitedHealth Group, Inc.	9,286	3,628,412
Procter & Gamble Co.	23,905	3,341,919
PayPal Holdings, Inc.*	11,572	3,011,150
Pfizer, Inc.	55,214	2,374,754
Thermo Fisher Scientific, Inc.	3,874	2,213,332
Abbott Laboratories	17,459	2,062,432
PepsiCo, Inc.	13,611	2,047,231
Coca-Cola Co.	38,259	2,007,450
Danaher Corp.	6,257	1,904,881
AbbVie, Inc.	17,403	1,877,262
Merck & Company, Inc.	24,929	1,872,417
Eli Lilly & Co.	7,819	1,806,580
Medtronic plc	13,235	1,659,007
Philip Morris International, Inc.	15,348	1,454,837
Moderna, Inc.*	3,458	1,330,846
Bristol-Myers Squibb Co.	21,883	1,294,817
Amgen, Inc.	5,592	1,189,139
Intuitive Surgical, Inc.*	1,171	1,164,150
CVS Health Corp.	12,995	1,102,756
S&P Global, Inc.	2,373	1,008,264
Zoetis, Inc.	4,667	906,051
Anthem, Inc.	2,401	895,093
Stryker Corp.	3,305	871,595
Gilead Sciences, Inc.	12,347	862,438
Automatic Data Processing, Inc.	4,166	832,867
Altria Group, Inc.	18,160	826,643
Mondelez International, Inc. — Class A	13,766	800,906
Becton Dickinson and Co.	2,828	695,179
Edwards Lifesciences Corp.*	6,138	694,883
Estee Lauder Companies, Inc. — Class A	2,284	685,040
Cigna Corp.	3,349	670,336
Colgate-Palmolive Co.	8,307	627,843
Regeneron Pharmaceuticals, Inc.*	1,035	626,361
Boston Scientific Corp.*	14,022	608,415
HCA Healthcare, Inc.	2,428	589,324
Illumina, Inc.*	1,445	586,107
Moody’s Corp.	1,595	566,400
Dexcom, Inc.*	953	521,157
IDEXX Laboratories, Inc.*	838	521,152
Humana, Inc.	1,266	492,664
Align Technology, Inc.*	724	481,771
Vertex Pharmaceuticals, Inc.*	2,555	463,452
IHS Markit Ltd.	3,925	457,734
Global Payments, Inc.	2,893	455,879
IQVIA Holdings, Inc.*	1,887	452,012
Kimberly-Clark Corp.	3,316	439,171
Biogen, Inc.*	1,468	415,429

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NOVA FUND

	Shares	Value
Baxter International, Inc.	4,923	$395,957
Sysco Corp.	5,038	395,483
ResMed, Inc.	1,433	377,667
Centene Corp.*	5,742	357,784
General Mills, Inc.	5,971	357,185
Constellation Brands, Inc. — Class A	1,657	349,113
Archer-Daniels-Midland Co.	5,509	330,595
Monster Beverage Corp.*	3,698	328,493
Cintas Corp.	862	328,129
Verisk Analytics, Inc. — Class A	1,589	318,229
West Pharmaceutical Services, Inc.	729	309,490
Corteva, Inc.	7,230	304,238
Equifax, Inc.	1,200	304,104
McKesson Corp.	1,523	303,656
Zimmer Biomet Holdings, Inc.	2,057	301,062
Kroger Co.	6,696	270,719
Laboratory Corporation of America Holdings*	952	267,931
Gartner, Inc.*	824	250,397
United Rentals, Inc.*	713	250,213
Kraft Heinz Co.	6,626	243,969
Hershey Co.	1,432	242,366
Tyson Foods, Inc. — Class A	2,903	229,163
Catalent, Inc.*	1,678	223,291
FleetCor Technologies, Inc.*	813	212,413
Charles River Laboratories International, Inc.*	496	204,684
STERIS plc	982	200,603
Cooper Companies, Inc.	485	200,455
Clorox Co.	1,209	200,223
Church & Dwight Company, Inc.	2,418	199,654
McCormick & Company, Inc.	2,454	198,848
PerkinElmer, Inc.	1,104	191,312
Bio-Techne Corp.	383	185,590
Hologic, Inc.*	2,496	184,230
AmerisourceBergen Corp. — Class A	1,473	175,950
Quest Diagnostics, Inc.	1,203	174,808
Teleflex, Inc.	461	173,590
Avery Dennison Corp.	816	169,083
Viatris, Inc.	11,909	161,367
Kellogg Co.	2,518	160,951
Conagra Brands, Inc.	4,730	160,205
Bio-Rad Laboratories, Inc. — Class A*	212	158,141
MarketAxess Holdings, Inc.	374	157,338
Quanta Services, Inc.	1,370	155,933
ABIOMED, Inc.*	447	145,507
Cardinal Health, Inc.	2,857	141,307
J M Smucker Co.	1,067	128,072
Incyte Corp.*	1,849	127,174
Dentsply Sirona, Inc.	2,152	124,924
Brown-Forman Corp. — Class B	1,799	120,551
Hormel Foods Corp.	2,776	113,816
Robert Half International, Inc.	1,103	110,664
Henry Schein, Inc.*	1,376	104,796
Universal Health Services, Inc. — Class B	747	103,362
Lamb Weston Holdings, Inc.	1,429	87,698
Molson Coors Beverage Co. — Class B	1,855	86,035
Campbell Soup Co.	2,000	83,620
Organon & Co.	2,497	81,877
Rollins, Inc.	2,229	78,751
DaVita, Inc.*	661	76,848
Nielsen Holdings plc	3,533	67,798
Total Consumer, Non-cyclical		72,031,676

Communications - 13.4%
Amazon.com, Inc.*	4,289	14,089,537
Facebook, Inc. — Class A*	23,476	7,967,520
Alphabet, Inc. — Class A*	2,965	7,926,987
Alphabet, Inc. — Class C*	2,775	7,396,235
Walt Disney Co.*	17,895	3,027,297
Netflix, Inc.*	4,359	2,660,472
Comcast Corp. — Class A	45,106	2,522,779
Cisco Systems, Inc.	41,501	2,258,899
Verizon Communications, Inc.	40,771	2,202,042
AT&T, Inc.	70,314	1,899,181
Booking Holdings, Inc.*	404	959,043
Charter Communications, Inc. — Class A*	1,249	908,722
T-Mobile US, Inc.*	5,776	737,942
Twitter, Inc.*	7,858	474,545
eBay, Inc.	6,402	446,027
Match Group, Inc.*	2,726	427,955
Motorola Solutions, Inc.	1,667	387,277
Corning, Inc.	7,569	276,193
Etsy, Inc.*	1,247	259,326
CDW Corp.	1,354	246,455
ViacomCBS, Inc. — Class B	5,966	235,717
Expedia Group, Inc.*	1,431	234,541
VeriSign, Inc.*	958	196,400
Arista Networks, Inc.*	552	189,689
Omnicom Group, Inc.	2,111	152,963
NortonLifeLock, Inc.	5,724	144,817
Interpublic Group of Companies, Inc.	3,876	142,133
Fox Corp. — Class A	3,185	127,750
Lumen Technologies, Inc.	9,796	121,373
F5 Networks, Inc.*	594	118,075
DISH Network Corp. — Class A*	2,451	106,520
News Corp. — Class A	3,853	90,661
Juniper Networks, Inc.	3,202	88,119
Discovery, Inc. — Class C*	2,991	72,592
Fox Corp. — Class B	1,461	54,232
Discovery, Inc. — Class A*,1	1,665	42,258
News Corp. — Class B	1,199	27,853
Total Communications		59,220,127

Financial - 12.4%
Berkshire Hathaway, Inc. — Class B*	18,255	4,982,520
JPMorgan Chase & Co.	29,427	4,816,906
Visa, Inc. — Class A	16,620	3,702,105
Bank of America Corp.	72,925	3,095,666
Mastercard, Inc. — Class A	8,579	2,982,747
Wells Fargo & Co.	40,440	1,876,820
Citigroup, Inc.	19,960	1,400,793
Morgan Stanley	14,374	1,398,734

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NOVA FUND

	Shares	Value
Goldman Sachs Group, Inc.	3,320	$1,255,060
American Tower Corp. — Class A REIT	4,482	1,189,568
BlackRock, Inc. — Class A	1,409	1,181,672
Charles Schwab Corp.	14,784	1,076,867
American Express Co.	6,337	1,061,638
Prologis, Inc. REIT	7,280	913,130
PNC Financial Services Group, Inc.	4,185	818,753
U.S. Bancorp	13,287	789,779
Truist Financial Corp.	13,145	770,954
Marsh & McLennan Companies, Inc.	4,989	755,484
Chubb Ltd.	4,321	749,607
Crown Castle International Corp. REIT	4,256	737,650
Capital One Financial Corp.	4,393	711,534
Equinix, Inc. REIT	884	698,475
CME Group, Inc. — Class A	3,537	683,985
Intercontinental Exchange, Inc.	5,546	636,792
Aon plc — Class A	2,223	635,267
Progressive Corp.	5,763	520,917
American International Group, Inc.	8,422	462,284
Public Storage REIT	1,501	445,947
MetLife, Inc.	7,173	442,789
T. Rowe Price Group, Inc.	2,235	439,624
Simon Property Group, Inc. REIT	3,236	420,583
Bank of New York Mellon Corp.	7,820	405,389
Digital Realty Trust, Inc. REIT	2,783	402,004
Prudential Financial, Inc.	3,809	400,707
SVB Financial Group*	578	373,897
Travelers Companies, Inc.	2,457	373,488
Allstate Corp.	2,912	370,727
Discover Financial Services	2,949	362,285
SBA Communications Corp. REIT	1,079	356,685
Welltower, Inc. REIT	4,161	342,866
First Republic Bank	1,736	334,840
CBRE Group, Inc. — Class A*	3,306	321,872
Aflac, Inc.	6,077	316,794
State Street Corp.	3,601	305,077
AvalonBay Communities, Inc. REIT	1,375	304,755
Arthur J Gallagher & Co.	2,036	302,651
Ameriprise Financial, Inc.	1,120	295,814
Willis Towers Watson plc	1,271	295,457
Fifth Third Bancorp	6,802	288,677
Synchrony Financial	5,610	274,217
Equity Residential REIT	3,356	271,567
Weyerhaeuser Co. REIT	7,384	262,649
Alexandria Real Estate Equities, Inc. REIT	1,365	260,811
Realty Income Corp. REIT	3,835	248,738
Hartford Financial Services Group, Inc.	3,419	240,185
Huntington Bancshares, Inc.	14,541	224,804
Nasdaq, Inc.	1,153	222,552
Extra Space Storage, Inc. REIT	1,318	221,411
Northern Trust Corp.	2,052	221,226
Ventas, Inc. REIT	3,875	213,939
Mid-America Apartment Communities, Inc. REIT	1,143	213,455
Essex Property Trust, Inc. REIT	640	204,634
KeyCorp	9,418	203,617
Regions Financial Corp.	9,400	200,314
Citizens Financial Group, Inc.	4,196	197,128
M&T Bank Corp.	1,267	189,214
Duke Realty Corp. REIT	3,726	178,364
Healthpeak Properties, Inc. REIT	5,308	177,712
Cincinnati Financial Corp.	1,476	168,589
Raymond James Financial, Inc.	1,824	168,319
Principal Financial Group, Inc.	2,458	158,295
Boston Properties, Inc. REIT	1,400	151,690
UDR, Inc. REIT	2,748	145,589
Cboe Global Markets, Inc.	1,050	130,053
Brown & Brown, Inc.	2,302	127,646
Kimco Realty Corp. REIT	6,042	125,371
Iron Mountain, Inc. REIT	2,851	123,876
Lincoln National Corp.	1,740	119,625
Host Hotels & Resorts, Inc. REIT*	7,031	114,816
Loews Corp.	2,002	107,968
Comerica, Inc.	1,319	106,179
Regency Centers Corp. REIT	1,506	101,399
W R Berkley Corp.	1,381	101,062
Zions Bancorp North America	1,596	98,776
Everest Re Group Ltd.	393	98,556
Assurant, Inc.	579	91,337
Franklin Resources, Inc.	2,773	82,413
Globe Life, Inc.	922	82,086
Federal Realty Investment Trust REIT	689	81,295
Invesco Ltd.	3,362	81,058
Western Union Co.	4,002	80,920
People’s United Financial, Inc.	4,214	73,619
Vornado Realty Trust REIT	1,566	65,788
Total Financial		54,821,497

Consumer, Cyclical - 7.9%
Tesla, Inc.*	7,991	6,196,861
Home Depot, Inc.	10,471	3,437,210
Walmart, Inc.	14,074	1,961,634
Costco Wholesale Corp.	4,353	1,956,021
NIKE, Inc. — Class B	12,586	1,827,865
McDonald’s Corp.	7,354	1,773,123
Lowe’s Companies, Inc.	6,961	1,412,108
Starbucks Corp.	11,612	1,280,920
Target Corp.	4,872	1,114,567
TJX Companies, Inc.	11,881	783,908
General Motors Co.*	14,296	753,542
Ford Motor Co.*	38,642	547,171
Chipotle Mexican Grill, Inc. — Class A*	277	503,453
Dollar General Corp.	2,326	493,438
O’Reilly Automotive, Inc.*	679	414,910
Marriott International, Inc. — Class A*	2,694	398,954
Aptiv plc*	2,664	396,856
Ross Stores, Inc.	3,517	382,825
Hilton Worldwide Holdings, Inc.*	2,744	362,510
AutoZone, Inc.*	212	359,974
Yum! Brands, Inc.	2,912	356,167
Walgreens Boots Alliance, Inc.	7,070	332,644
Cummins, Inc.	1,414	317,528
Southwest Airlines Co.*	5,826	299,631

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NOVA FUND

	Shares	Value
Fastenal Co.	5,660	$292,112
Copart, Inc.*	2,097	290,896
PACCAR, Inc.	3,419	269,827
DR Horton, Inc.	3,210	269,544
Delta Air Lines, Inc.*	6,302	268,528
Lennar Corp. — Class A	2,705	253,404
Caesars Entertainment, Inc.*	2,102	236,013
Best Buy Company, Inc.	2,220	234,676
Tractor Supply Co.	1,126	228,139
Dollar Tree, Inc.*	2,284	218,624
VF Corp.	3,209	214,971
CarMax, Inc.*	1,605	205,376
Carnival Corp.*	7,864	196,679
Royal Caribbean Cruises Ltd.*	2,207	196,313
Ulta Beauty, Inc.*	539	194,536
Darden Restaurants, Inc.	1,283	194,336
Domino’s Pizza, Inc.	363	173,137
Pool Corp.	395	171,592
Genuine Parts Co.	1,410	170,934
MGM Resorts International	3,939	169,968
WW Grainger, Inc.	431	169,409
Bath & Body Works, Inc.	2,607	164,319
NVR, Inc.*	33	158,205
United Airlines Holdings, Inc.*	3,187	151,606
Advance Auto Parts, Inc.	644	134,525
LKQ Corp.*	2,663	134,002
American Airlines Group, Inc.*	6,376	130,835
Whirlpool Corp.	617	125,782
Las Vegas Sands Corp.*	3,386	123,928
Live Nation Entertainment, Inc.*	1,298	118,287
PulteGroup, Inc.	2,556	117,371
Hasbro, Inc.	1,275	113,755
Penn National Gaming, Inc.*	1,544	111,878
BorgWarner, Inc.	2,361	102,019
Tapestry, Inc.	2,746	101,657
Mohawk Industries, Inc.*	551	97,747
Norwegian Cruise Line Holdings Ltd.*	3,644	97,331
Wynn Resorts Ltd.*	1,037	87,886
Newell Brands, Inc.	3,728	82,538
PVH Corp.*	703	72,261
Alaska Air Group, Inc.*	1,233	72,254
Hanesbrands, Inc.	3,438	58,996
Leggett & Platt, Inc.	1,313	58,875
Ralph Lauren Corp. — Class A	479	53,188
Gap, Inc.	2,120	48,124
Under Armour, Inc. — Class A*	1,858	37,495
Under Armour, Inc. — Class C*	2,052	35,951
Total Consumer, Cyclical		34,873,649

Industrial - 6.3%
Honeywell International, Inc.	6,799	1,443,292
United Parcel Service, Inc. — Class B	7,172	1,306,021
Raytheon Technologies Corp.	14,849	1,276,420
Union Pacific Corp.	6,422	1,258,776
Boeing Co.*	5,426	1,193,395
General Electric Co.	10,810	1,113,754
Caterpillar, Inc.	5,391	1,034,910
3M Co.	5,698	999,543
Deere & Co.	2,795	936,521
Lockheed Martin Corp.	2,427	837,558
CSX Corp.	22,202	660,288
Eaton Corporation plc	3,925	586,042
Illinois Tool Works, Inc.	2,823	583,316
Norfolk Southern Corp.	2,432	581,856
Waste Management, Inc.	3,815	569,808
Emerson Electric Co.	5,887	554,555
Northrop Grumman Corp.	1,482	533,742
FedEx Corp.	2,422	531,120
Johnson Controls International plc	7,014	477,513
Agilent Technologies, Inc.	2,988	470,700
General Dynamics Corp.	2,285	447,929
TE Connectivity Ltd.	3,230	443,221
Carrier Global Corp.	8,545	442,289
L3Harris Technologies, Inc.	1,979	435,855
Amphenol Corp. — Class A	5,891	431,398
Trane Technologies plc	2,340	404,001
Parker-Hannifin Corp.	1,271	355,397
Otis Worldwide Corp.	4,203	345,823
Rockwell Automation, Inc.	1,143	336,088
TransDigm Group, Inc.*	516	322,278
Mettler-Toledo International, Inc.*	228	314,038
Keysight Technologies, Inc.*	1,814	298,022
Ball Corp.	3,216	289,344
AMETEK, Inc.	2,277	282,371
Stanley Black & Decker, Inc.	1,605	281,373
Old Dominion Freight Line, Inc.	924	264,246
Generac Holdings, Inc.*	622	254,193
Fortive Corp.	3,529	249,041
Republic Services, Inc. — Class A	2,069	248,404
Kansas City Southern	896	242,493
Garmin Ltd.	1,496	232,568
Vulcan Materials Co.	1,307	221,092
Dover Corp.	1,418	220,499
Xylem, Inc.	1,774	219,408
Waters Corp.*	604	215,809
Martin Marietta Materials, Inc.	614	209,792
Trimble, Inc.*	2,478	203,815
Ingersoll Rand, Inc.*	3,990	201,136
Expeditors International of Washington, Inc.	1,673	199,305
Teledyne Technologies, Inc.*	459	197,177
Amcor plc	15,183	175,971
Jacobs Engineering Group, Inc.	1,283	170,036
Westinghouse Air Brake Technologies Corp.	1,862	160,523
IDEX Corp.	748	154,798
Textron, Inc.	2,207	154,071
J.B. Hunt Transport Services, Inc.	829	138,625
Masco Corp.	2,434	135,209
Westrock Co.	2,629	131,003
Packaging Corporation of America	935	128,506
Fortune Brands Home & Security, Inc.	1,358	121,432
Pentair plc	1,633	118,605
Howmet Aerospace, Inc.	3,801	118,591

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NOVA FUND

	Shares	Value
Allegion plc	883	$116,715
CH Robinson Worldwide, Inc.	1,297	112,839
Snap-on, Inc.	532	111,161
Sealed Air Corp.	1,476	80,870
A O Smith Corp.	1,312	80,124
Huntington Ingalls Industries, Inc.	395	76,259
Total Industrial		28,042,873

Energy - 2.3%
Exxon Mobil Corp.	41,692	2,452,323
Chevron Corp.	19,045	1,932,115
ConocoPhillips	13,187	893,683
EOG Resources, Inc.	5,750	461,553
Schlumberger N.V.	13,772	408,202
Marathon Petroleum Corp.	6,285	388,476
Pioneer Natural Resources Co.	2,234	371,983
Kinder Morgan, Inc.	19,196	321,149
Williams Companies, Inc.	11,965	310,372
Phillips 66	4,313	302,039
Valero Energy Corp.	4,026	284,115
Occidental Petroleum Corp.	8,736	258,411
ONEOK, Inc.	4,389	254,518
Devon Energy Corp.	6,200	220,162
Hess Corp.	2,714	211,991
Baker Hughes Co.	8,159	201,772
Enphase Energy, Inc.*	1,326	198,860
Halliburton Co.	8,770	189,608
Diamondback Energy, Inc.	1,676	158,667
Marathon Oil Corp.	7,764	106,134
Cabot Oil & Gas Corp. — Class A	3,936	85,647
APA Corp.	3,723	79,784
Total Energy		10,091,564

Utilities - 2.0%
NextEra Energy, Inc.	19,319	1,516,928
Duke Energy Corp.	7,576	739,342
Southern Co.	10,427	646,161
Dominion Energy, Inc.	7,962	581,385
Exelon Corp.	9,630	465,514
American Electric Power Company, Inc.	4,926	399,893
Sempra Energy	3,145	397,843
Xcel Energy, Inc.	5,302	331,375
Public Service Enterprise Group, Inc.	4,979	303,221
American Water Works Company, Inc.	1,787	302,074
Eversource Energy	3,384	276,676
WEC Energy Group, Inc.	3,106	273,949
Consolidated Edison, Inc.	3,480	252,613
DTE Energy Co.	1,908	213,143
PPL Corp.	7,579	211,303
Edison International	3,739	207,402
Ameren Corp.	2,532	205,092
Entergy Corp.	1,979	196,534
FirstEnergy Corp.	5,359	190,888
CMS Energy Corp.	2,852	170,350
AES Corp.	6,562	149,810
CenterPoint Energy, Inc.	5,839	143,639
Evergy, Inc.	2,258	140,448
Alliant Energy Corp.	2,465	137,991
Atmos Energy Corp.	1,288	113,601
NRG Energy, Inc.	2,411	98,441
NiSource, Inc.	3,864	93,625
Pinnacle West Capital Corp.	1,111	80,392
Total Utilities		8,839,633

Basic Materials - 1.6%
Linde plc	5,086	1,492,131
Sherwin-Williams Co.	2,386	667,436
Air Products and Chemicals, Inc.	2,180	558,320
Ecolab, Inc.	2,451	511,328
Freeport-McMoRan, Inc.	14,457	470,286
Newmont Corp.	7,870	427,341
Dow, Inc.	7,344	422,721
DuPont de Nemours, Inc.	5,151	350,216
PPG Industries, Inc.	2,337	334,214
International Flavors & Fragrances, Inc.	2,453	328,015
Nucor Corp.	2,892	284,833
Albemarle Corp.	1,152	252,253
LyondellBasell Industries N.V. — Class A	2,602	244,198
International Paper Co.	3,849	215,236
Celanese Corp. — Class A	1,094	164,800
Eastman Chemical Co.	1,337	134,689
Mosaic Co.	3,404	121,591
CF Industries Holdings, Inc.	2,118	118,227
FMC Corp.	1,267	116,007
Total Basic Materials		7,213,842

Total Common Stocks
(Cost $342,565,761)		359,826,754

MUTUAL FUNDS† - 8.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,434,889	24,275,848
Guggenheim Strategy Fund II2	348,214	8,701,879
Guggenheim Strategy Fund III[2]	184,563	4,639,905
Total Mutual Funds
(Cost $37,394,494)		37,617,632

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NOVA FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$6,700,000	$6,699,676
0.05% due 12/09/21[3,4]	3,500,000	3,499,830
0.03% due 12/09/21[3,4]	1,100,000	1,099,947
0.04% due 10/07/21[4,5]	385,000	384,998
Total U.S. Treasury Bills
(Cost $11,684,133)		11,684,451

REPURCHASE AGREEMENTS††,6 - 9.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	23,253,349	23,253,349
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	9,035,112	9,035,112
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	9,035,112	9,035,112
Total Repurchase Agreements
(Cost $41,323,573)		41,323,573

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	29,354	29,354
Total Securities Lending Collateral
(Cost $29,354)		29,354

Total Investments - 101.9%
(Cost $432,997,315)		$450,481,764
Other Assets & Liabilities, net - (1.9)%		(8,187,236)
Total Net Assets - 100.0%		$442,294,528

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	93	Dec 2021	$19,981,050	$(642,984)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	11/04/21	653	$2,813,526	$(113,098)
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	11/03/21	15,970	68,792,721	(2,164,136)
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	11/04/21	49,282	212,282,632	(7,304,605)
							$283,888,879	$(9,581,839)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NOVA FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$359,826,754	$—	$—	$359,826,754
Mutual Funds	37,617,632	—	—	37,617,632
U.S. Treasury Bills	—	11,684,451	—	11,684,451
Repurchase Agreements	—	41,323,573	—	41,323,573
Securities Lending Collateral	29,354	—	—	29,354
Total Assets	$397,473,740	$53,008,024	$—	$450,481,764

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$642,984	$—	$—	$642,984
Equity Index Swap Agreements**	—	9,581,839	—	9,581,839
Total Liabilities	$642,984	$9,581,839	$—	$10,224,823

**	This derivative is reported as unrealized appreciation/depreciation at period end.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
NOVA FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,697,596	$—	$(2,000,000)	$12,983	$(8,700)	$8,701,879	348,214	$73,174
Guggenheim Strategy Fund III	4,639,905	—	—	—	—	4,639,905	184,563	35,297
Guggenheim Ultra Short Duration Fund — Institutional Class	19,255,008	5,000,000	—	—	20,840	24,275,848	2,434,889	105,897
	$34,592,509	$5,000,000	$(2,000,000)	$12,983	$12,140	$37,617,632		$214,368

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value - including $28,654 of securities loaned (cost $354,279,248)	$371,540,559
Investments in affiliated issuers, at value (cost $37,394,494)	37,617,632
Repurchase agreements, at value (cost $41,323,573)	41,323,573
Cash	166
Segregated cash with broker	686,425
Receivables:
Fund shares sold	4,921,019
Dividends	259,248
Interest	45
Securities lending income	15
Total assets	456,348,682

Liabilities:
Unrealized depreciation on OTC swap agreements	9,581,839
Payable for:
Fund shares redeemed	2,343,422
Swap settlement	1,066,686
Management fees	301,761
Variation margin on futures contracts	245,288
Transfer agent and administrative fees	110,021
Portfolio accounting fees	35,659
Return of securities lending collateral	29,354
Distribution and service fees	20,479
Trustees’ fees*	3,620
Miscellaneous	316,025
Total liabilities	14,054,154
Commitments and contingent liabilities (Note 11)	—
Net assets	$442,294,528

Net assets consist of:
Paid in capital	$369,934,068
Total distributable earnings (loss)	72,360,460
Net assets	$442,294,528

Investor Class:
Net assets	$362,992,244
Capital shares outstanding	2,668,114
Net asset value per share	$136.05

A-Class:
Net assets	$24,082,912
Capital shares outstanding	192,021
Net asset value per share	$125.42
Maximum offering price per share (Net asset value divided by 95.25%)	$131.67

C-Class:
Net assets	$3,132,949
Capital shares outstanding	28,763
Net asset value per share	$108.92

H-Class:
Net assets	$52,086,423
Capital shares outstanding	414,924
Net asset value per share	$125.53

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $490)	$2,177,925
Dividends from securities of affiliated issuers	214,368
Interest	31,372
Income from securities lending, net	113
Total investment income	2,423,778

Expenses:
Management fees	1,590,007
Distribution and service fees:
A-Class	29,002
C-Class	17,975
H-Class	61,870
Transfer agent and administrative fees	593,607
Portfolio accounting fees	188,678
Professional fees	95,996
Trustees’ fees*	28,150
Custodian fees	27,602
Line of credit fees	236
Interest expense	37
Miscellaneous	122,354
Total expenses	2,755,514
Less:
Expenses waived by Adviser	(29,809)
Net expenses	2,725,705
Net investment loss	(301,927)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$32,930,179
Investments in affiliated issuers	12,983
Swap agreements	28,074,006
Futures contracts	557,476
Net realized gain	61,574,644
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(17,444,026)
Investments in affiliated issuers	12,140
Swap agreements	(10,651,787)
Futures contracts	(661,499)
Net change in unrealized appreciation (depreciation)	(28,745,172)
Net realized and unrealized gain	32,829,472
Net increase in net assets resulting from operations	$32,527,545

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(301,927)	$(47,445)
Net realized gain on investments	61,574,644	112,959,122
Net change in unrealized appreciation (depreciation) on investments	(28,745,172)	37,756,712
Net increase in net assets resulting from operations	32,527,545	150,668,389

Distributions to shareholders:
Investor Class	—	(1,491,578)
A-Class	—	(113,091)
C-Class	—	(25,544)
H-Class	—	(282,790)
Total distributions to shareholders	—	(1,913,003)

Capital share transactions:
Proceeds from sale of shares
Investor Class	1,202,021,261	1,819,212,195
A-Class	52,626,798	91,209,558
C-Class	44,782	135,213
H-Class	212,749,992	388,284,290
Distributions reinvested
Investor Class	—	1,356,726
A-Class	—	110,585
C-Class	—	25,096
H-Class	—	282,790
Cost of shares redeemed
Investor Class	(1,191,074,209)	(1,645,409,127)
A-Class	(48,769,405)	(89,125,245)
C-Class	(936,605)	(2,253,309)
H-Class	(218,964,405)	(363,214,241)
Net increase from capital share transactions	7,698,209	200,614,531
Net increase in net assets	40,225,754	349,369,917

Net assets:
Beginning of period	402,068,774	52,698,857
End of period	$442,294,528	$402,068,774

Capital share activity:
Shares sold
Investor Class	8,977,057	19,353,964
A-Class	422,096	1,009,467
C-Class	407	1,947
H-Class	1,702,087	4,730,952
Shares issued from reinvestment of distributions
Investor Class	—	12,683
A-Class	—	1,119
C-Class	—	291
H-Class	—	2,860
Shares redeemed
Investor Class	(9,016,034)	(17,254,830)
A-Class	(397,265)	(969,642)
C-Class	(8,527)	(29,742)
H-Class	(1,769,093)	(4,320,709)
Net increase (decrease) in shares	(89,272)	2,538,360

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$120.51	$63.62	$76.83	$69.63	$60.14	$49.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.05	.61	.48	.40	.08
Net gain (loss) on investments (realized and unrealized)	15.60	57.43	(13.82)	6.72	10.50	11.56
Total from investment operations	15.54	57.48	(13.21)	7.20	10.90	11.64
Less distributions from:
Net investment income	—	(.59)	—	—	(.02)	(.02)
Net realized gains	—	—	—	—	(1.39)	(.66)
Total distributions	—	(.59)	—	—	(1.41)	(.68)
Net asset value, end of period	$136.05	$120.51	$63.62	$76.83	$69.63	$60.14

Total Return	12.90%	90.46%	(17.19%)	10.34%	18.09%	23.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$362,992	$326,237	$37,874	$242,831	$451,764	$78,531
Ratios to average net assets:
Net investment income (loss)	(0.09%)	0.05%	0.71%	0.65%	0.58%	0.15%
Total expenses[c]	1.25%	1.33%	1.37%	1.35%	1.26%	1.28%
Net expenses[d]	1.23%	1.32%	1.36%	1.35%	1.26%	1.28%
Portfolio turnover rate	329%	785%	690%	1,078%	2,067%	1,288%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$111.23	$58.89	$71.28	$64.72	$56.18	$46.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.18)	.40	.28	.25	(.02)
Net gain (loss) on investments (realized and unrealized)	14.40	53.11	(12.79)	6.28	9.70	10.80
Total from investment operations	14.19	52.93	(12.39)	6.56	9.95	10.78
Less distributions from:
Net investment income	—	(.59)	—	—	(.02)	(.02)
Net realized gains	—	—	—	—	(1.39)	(.66)
Total distributions	—	(.59)	—	—	(1.41)	(.68)
Net asset value, end of period	$125.42	$111.23	$58.89	$71.28	$64.72	$56.18

Total Return[e]	12.76%	90.00%	(17.38%)	10.14%	17.68%	23.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,083	$18,596	$7,435	$26,022	$35,094	$3,528
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.20%)	0.52%	0.41%	0.39%	(0.05%)
Total expenses[c]	1.50%	1.59%	1.62%	1.60%	1.51%	1.53%
Net expenses[d]	1.48%	1.58%	1.61%	1.60%	1.51%	1.53%
Portfolio turnover rate	329%	785%	690%	1,078%	2,067%	1,288%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$96.96	$51.77	$63.15	$57.77	$50.57	$41.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.57)	(.74)	(.22)	(.20)	(.27)	(.40)
Net gain (loss) on investments (realized and unrealized)	12.53	46.52	(11.16)	5.58	8.88	9.79
Total from investment operations	11.96	45.78	(11.38)	5.38	8.61	9.39
Less distributions from:
Net investment income	—	(.59)	—	—	(.02)	(.02)
Net realized gains	—	—	—	—	(1.39)	(.66)
Total distributions	—	(.59)	—	—	(1.41)	(.68)
Net asset value, end of period	$108.92	$96.96	$51.77	$63.15	$57.77	$50.57

Total Return[e]	12.33%	88.56%	(18.02%)	9.31%	17.01%	22.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,133	$3,576	$3,333	$4,165	$9,952	$9,676
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(0.97%)	(0.32%)	(0.33%)	(0.48%)	(0.89%)
Total expenses[c]	2.25%	2.35%	2.38%	2.35%	2.28%	2.27%
Net expenses[d]	2.23%	2.33%	2.37%	2.35%	2.28%	2.27%
Portfolio turnover rate	329%	785%	690%	1,078%	2,067%	1,288%

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$111.34	$58.94	$71.35	$64.80	$56.15	$46.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.18)	.36	.30	.19	(.07)
Net gain (loss) on investments (realized and unrealized)	14.41	53.17	(12.77)	6.25	9.87	10.84
Total from investment operations	14.19	52.99	(12.41)	6.55	10.06	10.77
Less distributions from:
Net investment income	—	(.59)	—	—	(.02)	(.02)
Net realized gains	—	—	—	—	(1.39)	(.66)
Total distributions	—	(.59)	—	—	(1.41)	(.68)
Net asset value, end of period	$125.53	$111.34	$58.94	$71.35	$64.80	$56.15

Total Return	12.74%	90.03%	(17.39%)	10.11%	17.88%	23.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,086	$53,660	$4,057	$49,090	$28,985	$17,716
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.20%)	0.46%	0.44%	0.30%	(0.15%)
Total expenses[c]	1.50%	1.59%	1.62%	1.61%	1.52%	1.52%
Net expenses[d]	1.48%	1.58%	1.61%	1.61%	1.52%	1.52%
Portfolio turnover rate	329%	785%	690%	1,078%	2,067%	1,288%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P 500® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Facebook, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	2.1%
Alphabet, Inc. — Class C	2.0%
Tesla, Inc.	1.7%
NVIDIA Corp.	1.4%
Berkshire Hathaway, Inc. — Class B	1.3%
JPMorgan Chase & Co.	1.3%
Top Ten Total	27.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	8.31%	27.90%	14.89%	14.68%
A-Class Shares with sales charge‡	3.17%	21.82%	13.78%	14.13%
C-Class Shares	7.91%	26.96%	14.04%	13.82%
C-Class Shares with CDSC§	6.91%	25.96%	14.04%	13.82%
H-Class Shares	8.31%	27.90%	14.90%	14.69%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P 500® FUND

	Shares	Value
COMMON STOCKS† - 96.5%

Technology - 22.7%
Apple, Inc.	71,583	$10,128,994
Microsoft Corp.	34,256	9,657,452
NVIDIA Corp.	11,359	2,353,130
Adobe, Inc.*	2,172	1,250,464
salesforce.com, Inc.*	4,428	1,200,962
Intel Corp.	18,494	985,360
Accenture plc — Class A	2,892	925,209
Broadcom, Inc.	1,870	906,819
Texas Instruments, Inc.	4,208	808,820
Intuit, Inc.	1,246	672,229
QUALCOMM, Inc.	5,142	663,215
Oracle Corp.	7,509	654,259
Advanced Micro Devices, Inc.*	5,529	568,934
International Business Machines Corp.	4,086	567,668
ServiceNow, Inc.*	903	561,910
Applied Materials, Inc.	4,166	536,289
Analog Devices, Inc.	2,452	410,661
Lam Research Corp.	651	370,517
Micron Technology, Inc.	5,131	364,198
Fidelity National Information Services, Inc.	2,816	342,651
Fiserv, Inc.*	2,718	294,903
Autodesk, Inc.*	1,003	286,026
Activision Blizzard, Inc.	3,545	274,348
NXP Semiconductor N.V.	1,209	236,807
KLA Corp.	697	233,154
MSCI, Inc. — Class A	376	228,736
Roper Technologies, Inc.	481	214,589
Synopsys, Inc.*	696	208,389
Microchip Technology, Inc.	1,250	191,863
Cadence Design Systems, Inc.*	1,262	191,117
Electronic Arts, Inc.	1,298	184,640
Fortinet, Inc.*	619	180,773
Cognizant Technology Solutions Corp. — Class A	2,396	177,807
Xilinx, Inc.*	1,129	170,468
Paychex, Inc.	1,460	164,177
HP, Inc.	5,476	149,823
ANSYS, Inc.*	398	135,499
Zebra Technologies Corp. — Class A*	244	125,762
Skyworks Solutions, Inc.	753	124,079
Paycom Software, Inc.*	219	108,569
Monolithic Power Systems, Inc.	197	95,482
Cerner Corp.	1,347	94,990
NetApp, Inc.	1,021	91,645
Broadridge Financial Solutions, Inc.	531	88,486
Tyler Technologies, Inc.*	187	85,768
Hewlett Packard Enterprise Co.	5,953	84,830
Qorvo, Inc.*	507	84,765
Teradyne, Inc.	752	82,096
Take-Two Interactive Software, Inc.*	532	81,965
Western Digital Corp.*	1,397	78,847
Seagate Technology Holdings plc	954	78,724
Akamai Technologies, Inc.*	742	77,606
Ceridian HCM Holding, Inc.*	616	69,374
Leidos Holdings, Inc.	645	62,004
Citrix Systems, Inc.	566	60,771
PTC, Inc.*	482	57,739
Jack Henry & Associates, Inc.	339	55,616
DXC Technology Co.*	1,148	38,584
IPG Photonics Corp.*	164	25,978
Total Technology		39,206,540

Consumer, Non-cyclical - 19.3%
Johnson & Johnson	11,999	1,937,839
UnitedHealth Group, Inc.	4,298	1,679,401
Procter & Gamble Co.	11,065	1,546,887
PayPal Holdings, Inc.*	5,356	1,393,685
Pfizer, Inc.	25,558	1,099,250
Thermo Fisher Scientific, Inc.	1,794	1,024,966
Abbott Laboratories	8,081	954,609
PepsiCo, Inc.	6,300	947,583
Coca-Cola Co.	17,709	929,191
Danaher Corp.	2,896	881,658
AbbVie, Inc.	8,055	868,893
Merck & Company, Inc.	11,539	866,694
Eli Lilly & Co.	3,619	836,170
Medtronic plc	6,126	767,894
Philip Morris International, Inc.	7,104	673,388
Moderna, Inc.*	1,601	616,161
Bristol-Myers Squibb Co.	10,129	599,333
Amgen, Inc.	2,588	550,338
Intuitive Surgical, Inc.*	543	539,824
CVS Health Corp.	6,015	510,433
S&P Global, Inc.	1,099	466,954
Zoetis, Inc.	2,160	419,342
Anthem, Inc.	1,112	414,554
Stryker Corp.	1,530	403,492
Gilead Sciences, Inc.	5,715	399,193
Automatic Data Processing, Inc.	1,928	385,446
Altria Group, Inc.	8,406	382,641
Mondelez International, Inc. — Class A	6,372	370,723
Becton Dickinson and Co.	1,309	321,778
Edwards Lifesciences Corp.*	2,841	321,630
Estee Lauder Companies, Inc. — Class A	1,058	317,326
Cigna Corp.	1,550	310,248
Colgate-Palmolive Co.	3,845	290,605
Regeneron Pharmaceuticals, Inc.*	480	290,487
Boston Scientific Corp.*	6,490	281,601
HCA Healthcare, Inc.	1,124	272,817
Illumina, Inc.*	669	271,353
Moody’s Corp.	738	262,071
IDEXX Laboratories, Inc.*	389	241,919
Dexcom, Inc.*	442	241,712
Humana, Inc.	586	228,042
Align Technology, Inc.*	335	222,919
Vertex Pharmaceuticals, Inc.*	1,183	214,584
IHS Markit Ltd.	1,818	212,015
Global Payments, Inc.	1,340	211,157
IQVIA Holdings, Inc.*	874	209,358
Kimberly-Clark Corp.	1,535	203,295
Biogen, Inc.*	679	192,150

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® FUND

	Shares	Value
Baxter International, Inc.	2,279	$183,300
Sysco Corp.	2,332	183,062
ResMed, Inc.	664	174,997
Centene Corp.*	2,658	165,620
General Mills, Inc.	2,764	165,342
Constellation Brands, Inc. — Class A	767	161,599
Archer-Daniels-Midland Co.	2,550	153,026
Cintas Corp.	400	152,264
Monster Beverage Corp.*	1,712	152,077
Verisk Analytics, Inc. — Class A	735	147,198
West Pharmaceutical Services, Inc.	337	143,070
Equifax, Inc.	556	140,901
Corteva, Inc.	3,347	140,842
McKesson Corp.	706	140,762
Zimmer Biomet Holdings, Inc.	953	139,481
Kroger Co.	3,100	125,333
Laboratory Corporation of America Holdings*	442	124,396
United Rentals, Inc.*	331	116,158
Gartner, Inc.*	381	115,778
Kraft Heinz Co.	3,067	112,927
Hershey Co.	663	112,213
Tyson Foods, Inc. — Class A	1,345	106,174
Catalent, Inc.*	776	103,262
FleetCor Technologies, Inc.*	378	98,760
Charles River Laboratories International, Inc.*	230	94,914
STERIS plc	455	92,947
Clorox Co.	561	92,907
Cooper Companies, Inc.	224	92,581
Church & Dwight Company, Inc.	1,120	92,479
McCormick & Company, Inc.	1,136	92,050
PerkinElmer, Inc.	511	88,551
Bio-Techne Corp.	177	85,769
Hologic, Inc.*	1,156	85,324
AmerisourceBergen Corp. — Class A	683	81,584
Quest Diagnostics, Inc.	557	80,938
Teleflex, Inc.	214	80,582
Avery Dennison Corp.	378	78,325
Viatris, Inc.	5,512	74,688
Kellogg Co.	1,165	74,467
Conagra Brands, Inc.	2,190	74,175
MarketAxess Holdings, Inc.	174	73,200
Bio-Rad Laboratories, Inc. — Class A*	98	73,103
Quanta Services, Inc.	634	72,162
ABIOMED, Inc.*	207	67,383
Cardinal Health, Inc.	1,323	65,436
J M Smucker Co.	494	59,295
Incyte Corp.*	862	59,288
Dentsply Sirona, Inc.	996	57,818
Brown-Forman Corp. — Class B	833	55,819
Hormel Foods Corp.	1,285	52,685
Robert Half International, Inc.	511	51,269
Henry Schein, Inc.*	638	48,590
Universal Health Services, Inc. — Class B	347	48,014
Lamb Weston Holdings, Inc.	662	40,627
Molson Coors Beverage Co. — Class B	859	39,841
Campbell Soup Co.	926	38,716
Organon & Co.	1,156	37,905
Rollins, Inc.	1,032	36,461
DaVita, Inc.*	306	35,576
Nielsen Holdings plc	1,636	31,395
Total Consumer, Non-cyclical		33,349,015

Communications - 15.9%
Amazon.com, Inc.*	1,985	6,520,804
Facebook, Inc. — Class A*	10,866	3,687,812
Alphabet, Inc. — Class A*	1,372	3,668,069
Alphabet, Inc. — Class C*	1,285	3,424,923
Walt Disney Co.*	8,283	1,401,235
Netflix, Inc.*	2,018	1,231,666
Comcast Corp. — Class A	20,879	1,167,762
Cisco Systems, Inc.	19,210	1,045,600
Verizon Communications, Inc.	18,873	1,019,331
AT&T, Inc.	32,547	879,095
Booking Holdings, Inc.*	188	446,288
Charter Communications, Inc. — Class A*	578	420,530
T-Mobile US, Inc.*	2,674	341,630
Twitter, Inc.*	3,637	219,638
eBay, Inc.	2,963	206,432
Match Group, Inc.*	1,262	198,121
Motorola Solutions, Inc.	772	179,351
Corning, Inc.	3,504	127,861
Etsy, Inc.*	577	119,993
CDW Corp.	627	114,127
ViacomCBS, Inc. — Class B	2,761	109,087
Expedia Group, Inc.*	663	108,666
VeriSign, Inc.*	445	91,230
Arista Networks, Inc.*	256	87,972
Omnicom Group, Inc.	977	70,793
NortonLifeLock, Inc.	2,650	67,045
Interpublic Group of Companies, Inc.	1,794	65,786
Fox Corp. — Class A	1,474	59,122
Lumen Technologies, Inc.	4,534	56,176
F5 Networks, Inc.*	275	54,665
DISH Network Corp. — Class A*	1,135	49,327
News Corp. — Class A	1,783	41,954
Juniper Networks, Inc.	1,482	40,785
Discovery, Inc. — Class C*	1,384	33,590
Fox Corp. — Class B	677	25,130
Discovery, Inc. — Class A*,1	771	19,568
News Corp. — Class B	556	12,916
Total Communications		27,414,080

Financial - 14.7%
Berkshire Hathaway, Inc. — Class B*	8,449	2,306,070
JPMorgan Chase & Co.	13,621	2,229,621
Visa, Inc. — Class A	7,693	1,713,616
Bank of America Corp.	33,755	1,432,900
Mastercard, Inc. — Class A	3,971	1,380,637
Wells Fargo & Co.	18,719	868,749
Citigroup, Inc.	9,239	648,393
Morgan Stanley	6,653	647,403

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® FUND

	Shares	Value
Goldman Sachs Group, Inc.	1,537	$581,032
American Tower Corp. — Class A REIT	2,075	550,726
BlackRock, Inc. — Class A	652	546,806
Charles Schwab Corp.	6,843	498,444
American Express Co.	2,934	491,533
Prologis, Inc. REIT	3,370	422,699
PNC Financial Services Group, Inc.	1,937	378,955
U.S. Bancorp	6,150	365,556
Truist Financial Corp.	6,084	356,827
Marsh & McLennan Companies, Inc.	2,310	349,803
Chubb Ltd.	2,001	347,133
Crown Castle International Corp. REIT	1,970	341,440
Capital One Financial Corp.	2,033	329,285
Equinix, Inc. REIT	409	323,163
CME Group, Inc. — Class A	1,638	316,757
Intercontinental Exchange, Inc.	2,567	294,743
Aon plc — Class A	1,029	294,057
Progressive Corp.	2,668	241,161
American International Group, Inc.	3,898	213,961
Public Storage REIT	695	206,484
MetLife, Inc.	3,320	204,944
T. Rowe Price Group, Inc.	1,034	203,388
Simon Property Group, Inc. REIT	1,498	194,695
Bank of New York Mellon Corp.	3,620	187,661
Digital Realty Trust, Inc. REIT	1,288	186,052
Prudential Financial, Inc.	1,764	185,573
SVB Financial Group*	268	173,364
Travelers Companies, Inc.	1,138	172,987
Allstate Corp.	1,348	171,614
Discover Financial Services	1,365	167,690
SBA Communications Corp. REIT	500	165,285
Welltower, Inc. REIT	1,926	158,702
First Republic Bank	804	155,075
CBRE Group, Inc. — Class A*	1,530	148,961
Aflac, Inc.	2,813	146,642
State Street Corp.	1,667	141,228
AvalonBay Communities, Inc. REIT	637	141,185
Arthur J Gallagher & Co.	943	140,177
Ameriprise Financial, Inc.	519	137,078
Willis Towers Watson plc	589	136,919
Fifth Third Bancorp	3,148	133,601
Synchrony Financial	2,597	126,941
Equity Residential REIT	1,554	125,750
Weyerhaeuser Co. REIT	3,418	121,578
Alexandria Real Estate Equities, Inc. REIT	633	120,947
Realty Income Corp. REIT	1,776	115,191
Hartford Financial Services Group, Inc.	1,584	111,276
Huntington Bancshares, Inc.	6,730	104,046
Nasdaq, Inc.	534	103,073
Extra Space Storage, Inc. REIT	610	102,474
Northern Trust Corp.	950	102,419
Ventas, Inc. REIT	1,794	99,047
Mid-America Apartment Communities, Inc. REIT	529	98,791
Essex Property Trust, Inc. REIT	297	94,963
KeyCorp	4,359	94,242
Regions Financial Corp.	4,351	92,720
Citizens Financial Group, Inc.	1,942	91,235
M&T Bank Corp.	587	87,663
Duke Realty Corp. REIT	1,725	82,576
Healthpeak Properties, Inc. REIT	2,457	82,260
Raymond James Financial, Inc.	846	78,023
Cincinnati Financial Corp.	683	78,012
Principal Financial Group, Inc.	1,138	73,287
Boston Properties, Inc. REIT	648	70,211
UDR, Inc. REIT	1,273	67,443
Cboe Global Markets, Inc.	486	60,196
Brown & Brown, Inc.	1,066	59,110
Kimco Realty Corp. REIT	2,797	58,038
Iron Mountain, Inc. REIT	1,319	57,311
Lincoln National Corp.	805	55,344
Host Hotels & Resorts, Inc. REIT*	3,254	53,138
Loews Corp.	926	49,939
Comerica, Inc.	611	49,185
Regency Centers Corp. REIT	697	46,929
W R Berkley Corp.	640	46,835
Zions Bancorp North America	739	45,737
Everest Re Group Ltd.	182	45,642
Assurant, Inc.	268	42,277
Franklin Resources, Inc.	1,284	38,161
Globe Life, Inc.	427	38,016
Federal Realty Investment Trust REIT	319	37,639
Invesco Ltd.	1,557	37,539
Western Union Co.	1,852	37,447
People’s United Financial, Inc.	1,951	34,084
Vornado Realty Trust REIT	725	30,457
Total Financial		25,377,967

Consumer, Cyclical - 9.4%
Tesla, Inc.*	3,699	2,868,500
Home Depot, Inc.	4,847	1,591,076
Walmart, Inc.	6,514	907,921
Costco Wholesale Corp.	2,015	905,440
NIKE, Inc. — Class B	5,826	846,110
McDonald’s Corp.	3,404	820,739
Lowe’s Companies, Inc.	3,222	653,615
Starbucks Corp.	5,375	592,916
Target Corp.	2,255	515,876
TJX Companies, Inc.	5,499	362,824
General Motors Co.*	6,617	348,782
Ford Motor Co.*	17,886	253,266
Chipotle Mexican Grill, Inc. — Class A*	129	234,460
Dollar General Corp.	1,077	228,475
O’Reilly Automotive, Inc.*	315	192,484
Marriott International, Inc. — Class A*	1,247	184,668
Aptiv plc*	1,234	183,829
Ross Stores, Inc.	1,628	177,208
AutoZone, Inc.*	99	168,101
Hilton Worldwide Holdings, Inc.*	1,270	167,780
Yum! Brands, Inc.	1,349	164,996
Walgreens Boots Alliance, Inc.	3,273	153,995
Cummins, Inc.	655	147,087
Southwest Airlines Co.*	2,697	138,707

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® FUND

	Shares	Value
Fastenal Co.	2,620	$135,218
Copart, Inc.*	971	134,697
PACCAR, Inc.	1,583	124,930
DR Horton, Inc.	1,486	124,780
Delta Air Lines, Inc.*	2,917	124,293
Lennar Corp. — Class A	1,253	117,381
Caesars Entertainment, Inc.*	974	109,361
Best Buy Company, Inc.	1,028	108,670
Tractor Supply Co.	522	105,762
Dollar Tree, Inc.*	1,058	101,272
VF Corp.	1,486	99,547
CarMax, Inc.*	743	95,074
Carnival Corp.*	3,640	91,036
Royal Caribbean Cruises Ltd.*	1,022	90,907
Ulta Beauty, Inc.*	250	90,230
Darden Restaurants, Inc.	595	90,125
Domino’s Pizza, Inc.	169	80,606
Pool Corp.	183	79,497
Genuine Parts Co.	654	79,285
MGM Resorts International	1,823	78,663
WW Grainger, Inc.	200	78,612
NVR, Inc.*	16	76,705
Bath & Body Works, Inc.	1,207	76,077
United Airlines Holdings, Inc.*	1,475	70,166
Advance Auto Parts, Inc.	299	62,458
LKQ Corp.*	1,233	62,045
American Airlines Group, Inc.*	2,951	60,554
Whirlpool Corp.	286	58,304
Las Vegas Sands Corp.*	1,567	57,352
Live Nation Entertainment, Inc.*	601	54,769
PulteGroup, Inc.	1,183	54,323
Hasbro, Inc.	590	52,640
Penn National Gaming, Inc.*	715	51,809
BorgWarner, Inc.	1,094	47,272
Tapestry, Inc.	1,272	47,089
Mohawk Industries, Inc.*	255	45,237
Norwegian Cruise Line Holdings Ltd.*	1,687	45,060
Wynn Resorts Ltd.*	480	40,680
Newell Brands, Inc.	1,726	38,214
Alaska Air Group, Inc.*	572	33,519
PVH Corp.*	326	33,509
Hanesbrands, Inc.	1,592	27,319
Leggett & Platt, Inc.	608	27,263
Ralph Lauren Corp. — Class A	222	24,651
Gap, Inc.	981	22,269
Under Armour, Inc. — Class A*	860	17,355
Under Armour, Inc. — Class C*	950	16,644
Total Consumer, Cyclical		16,152,084

Industrial - 7.5%
Honeywell International, Inc.	3,147	668,045
United Parcel Service, Inc. — Class B	3,320	604,572
Raytheon Technologies Corp.	6,873	590,803
Union Pacific Corp.	2,974	582,934
Boeing Co.*	2,512	552,489
General Electric Co.	5,003	515,459
Caterpillar, Inc.	2,496	479,157
3M Co.	2,638	462,758
Deere & Co.	1,294	433,581
Lockheed Martin Corp.	1,123	387,547
CSX Corp.	10,277	305,638
Eaton Corporation plc	1,818	271,446
Illinois Tool Works, Inc.	1,307	270,065
Norfolk Southern Corp.	1,126	269,396
Waste Management, Inc.	1,766	263,770
Emerson Electric Co.	2,725	256,695
Northrop Grumman Corp.	687	247,423
FedEx Corp.	1,122	246,043
Johnson Controls International plc	3,246	220,987
Agilent Technologies, Inc.	1,383	217,864
General Dynamics Corp.	1,058	207,400
TE Connectivity Ltd.	1,496	205,281
Carrier Global Corp.	3,955	204,711
L3Harris Technologies, Inc.	917	201,960
Amphenol Corp. — Class A	2,727	199,698
Trane Technologies plc	1,083	186,980
Parker-Hannifin Corp.	589	164,696
Otis Worldwide Corp.	1,946	160,117
Rockwell Automation, Inc.	529	155,547
TransDigm Group, Inc.*	239	149,272
Mettler-Toledo International, Inc.*	106	146,000
Keysight Technologies, Inc.*	840	138,003
Ball Corp.	1,489	133,965
AMETEK, Inc.	1,054	130,707
Stanley Black & Decker, Inc.	743	130,255
Old Dominion Freight Line, Inc.	428	122,399
Generac Holdings, Inc.*	288	117,697
Fortive Corp.	1,635	115,382
Republic Services, Inc. — Class A	959	115,138
Kansas City Southern	415	112,316
Garmin Ltd.	693	107,734
Vulcan Materials Co.	605	102,342
Dover Corp.	657	102,163
Xylem, Inc.	822	101,665
Waters Corp.*	280	100,044
Martin Marietta Materials, Inc.	284	97,037
Trimble, Inc.*	1,147	94,341
Ingersoll Rand, Inc.*	1,847	93,107
Expeditors International of Washington, Inc.	775	92,326
Teledyne Technologies, Inc.*	213	91,501
Amcor plc	7,028	81,454
Jacobs Engineering Group, Inc.	595	78,855
Westinghouse Air Brake Technologies Corp.	862	74,313
IDEX Corp.	347	71,812
Textron, Inc.	1,022	71,346
J.B. Hunt Transport Services, Inc.	384	64,212
Masco Corp.	1,127	62,605
Westrock Co.	1,218	60,693
Packaging Corporation of America	434	59,649
Fortune Brands Home & Security, Inc.	629	56,245
Howmet Aerospace, Inc.	1,760	54,912
Pentair plc	756	54,908

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® FUND

	Shares	Value
Allegion plc	409	$54,062
CH Robinson Worldwide, Inc.	601	52,287
Snap-on, Inc.	247	51,611
Sealed Air Corp.	683	37,422
A O Smith Corp.	608	37,131
Huntington Ingalls Industries, Inc.	184	35,523
Total Industrial		12,985,496

Energy - 2.7%
Exxon Mobil Corp.	19,299	1,135,167
Chevron Corp.	8,815	894,282
ConocoPhillips	6,104	413,668
EOG Resources, Inc.	2,662	213,679
Schlumberger N.V.	6,374	188,925
Marathon Petroleum Corp.	2,909	179,805
Pioneer Natural Resources Co.	1,034	172,171
Kinder Morgan, Inc.	8,885	148,646
Williams Companies, Inc.	5,538	143,656
Phillips 66	1,997	139,850
Valero Energy Corp.	1,864	131,542
Occidental Petroleum Corp.	4,043	119,592
ONEOK, Inc.	2,032	117,836
Devon Energy Corp.	2,870	101,914
Hess Corp.	1,257	98,184
Baker Hughes Co.	3,776	93,380
Enphase Energy, Inc.*	614	92,082
Halliburton Co.	4,059	87,756
Diamondback Energy, Inc.	776	73,464
Marathon Oil Corp.	3,594	49,130
Cabot Oil & Gas Corp. — Class A	1,822	39,647
APA Corp.	1,723	36,924
Total Energy		4,671,300

Utilities - 2.4%
NextEra Energy, Inc.	8,942	702,126
Duke Energy Corp.	3,507	342,248
Southern Co.	4,826	299,067
Dominion Energy, Inc.	3,685	269,079
Exelon Corp.	4,457	215,451
American Electric Power Company, Inc.	2,280	185,090
Sempra Energy	1,456	184,184
Xcel Energy, Inc.	2,454	153,375
Public Service Enterprise Group, Inc.	2,305	140,375
American Water Works Company, Inc.	828	139,965
Eversource Energy	1,566	128,036
WEC Energy Group, Inc.	1,438	126,832
Consolidated Edison, Inc.	1,611	116,942
DTE Energy Co.	884	98,752
PPL Corp.	3,508	97,803
Edison International	1,731	96,019
Ameren Corp.	1,172	94,932
Entergy Corp.	917	91,067
FirstEnergy Corp.	2,481	88,373
CMS Energy Corp.	1,320	78,844
AES Corp.	3,037	69,335
CenterPoint Energy, Inc.	2,703	66,494
Evergy, Inc.	1,045	64,999
Alliant Energy Corp.	1,141	63,873
Atmos Energy Corp.	597	52,655
NRG Energy, Inc.	1,116	45,566
NiSource, Inc.	1,789	43,348
Pinnacle West Capital Corp.	514	37,193
Total Utilities		4,092,023

Basic Materials - 1.9%
Linde plc	2,355	690,910
Sherwin-Williams Co.	1,104	308,822
Air Products and Chemicals, Inc.	1,009	258,415
Ecolab, Inc.	1,135	236,784
Freeport-McMoRan, Inc.	6,692	217,691
Newmont Corp.	3,643	197,815
Dow, Inc.	3,399	195,646
DuPont de Nemours, Inc.	2,385	162,156
PPG Industries, Inc.	1,083	154,880
International Flavors & Fragrances, Inc.	1,136	151,906
Nucor Corp.	1,339	131,878
Albemarle Corp.	533	116,711
LyondellBasell Industries N.V. — Class A	1,205	113,089
International Paper Co.	1,782	99,650
Celanese Corp. — Class A	507	76,374
Eastman Chemical Co.	620	62,459
Mosaic Co.	1,576	56,295
CF Industries Holdings, Inc.	980	54,703
FMC Corp.	587	53,746
Total Basic Materials		3,339,930

Total Common Stocks
(Cost $115,673,827)		166,588,435

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
0.04% due 10/07/21[2]	$222,000	221,999
Total U.S. Treasury Bills
(Cost $221,999)		221,999

REPURCHASE AGREEMENTS††,3 - 3.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[4]	3,242,522	3,242,522
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[4]	1,259,885	1,259,885
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[4]	1,259,885	1,259,885
Total Repurchase Agreements
(Cost $5,762,292)		5,762,292

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[6]	15,028	$15,028
Total Securities Lending Collateral
(Cost $15,028)		15,028

Total Investments - 99.9%
(Cost $121,673,146)		$172,587,754
Other Assets & Liabilities, net - 0.1%		154,830
Total Net Assets - 100.0%		$172,742,584

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	11/03/21	280	$1,205,540	$(37,925)
BNP Paribas	S&P 500 Index	Pay	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	11/04/21	248	1,068,729	(42,964)
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	11/04/21	905	3,897,129	(64,701)
							$6,171,398	$(145,590)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[5]	Securities lending collateral — See Note 7.
[6]	Rate indicated is the 7-day yield as of September 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P 500® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$166,588,435	$—	$—	$166,588,435
U.S. Treasury Bills	—	221,999	—	221,999
Repurchase Agreements	—	5,762,292	—	5,762,292
Securities Lending Collateral	15,028	—	—	15,028
Total Assets	$166,603,463	$5,984,291	$—	$172,587,754

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$145,590	$—	$145,590

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $14,670 of securities loaned (cost $115,910,854)	$166,825,462
Repurchase agreements, at value (cost $5,762,292)	5,762,292
Cash	104
Receivables:
Fund shares sold	697,491
Dividends	112,857
Securities lending income	10
Interest	6
Total assets	173,398,222

Liabilities:
Unrealized depreciation on OTC swap agreements	145,590
Payable for:
Management fees	128,376
Swap settlement	83,431
Distribution and service fees	50,164
Transfer agent and administrative fees	46,045
Portfolio accounting fees	25,675
Fund shares redeemed	19,322
Return of securities lending collateral	15,028
Trustees’ fees*	1,598
Miscellaneous	140,409
Total liabilities	655,638
Commitments and contingent liabilities (Note 11)	—
Net assets	$172,742,584

Net assets consist of:
Paid in capital	$136,977,857
Total distributable earnings (loss)	35,764,727
Net assets	$172,742,584

A-Class:
Net assets	$20,181,353
Capital shares outstanding	295,483
Net asset value per share	$68.30
Maximum offering price per share (Net asset value divided by 95.25%)	$71.71

C-Class:
Net assets	$10,279,458
Capital shares outstanding	174,729
Net asset value per share	$58.83

H-Class:
Net assets	$142,281,773
Capital shares outstanding	2,082,996
Net asset value per share	$68.31

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $231)	$1,213,147
Interest	1,563
Income from securities lending, net	65
Total investment income	1,214,775

Expenses:
Management fees	692,689
Distribution and service fees:
A-Class	26,601
C-Class	62,939
H-Class	188,563
Transfer agent and administrative fees	258,286
Portfolio accounting fees	138,539
Professional fees	31,304
Custodian fees	11,985
Trustees’ fees*	11,976
Interest expense	2
Miscellaneous	64,772
Total expenses	1,487,656
Net investment loss	(272,881)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,352,370)
Swap agreements	1,471,200
Futures contracts	(21,288)
Net realized gain	97,542
Net change in unrealized appreciation (depreciation) on:
Investments	12,744,917
Swap agreements	(188,156)
Net change in unrealized appreciation (depreciation)	12,556,761
Net realized and unrealized gain	12,654,303
Net increase in net assets resulting from operations	$12,381,422

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(272,881)	$(286,741)
Net realized gain on investments	97,542	28,856,852
Net change in unrealized appreciation (depreciation) on investments	12,556,761	28,537,668
Net increase in net assets resulting from operations	12,381,422	57,107,779

Distributions to shareholders:
A-Class	—	(2,097,148)
C-Class	—	(1,988,516)
H-Class	—	(17,353,786)
Total distributions to shareholders	—	(21,439,450)

Capital share transactions:
Proceeds from sale of shares
A-Class	40,396,172	81,748,960
C-Class	2,784,059	10,752,839
H-Class	367,804,082	770,668,766
Distributions reinvested
A-Class	—	2,020,425
C-Class	—	1,870,486
H-Class	—	17,262,763
Cost of shares redeemed
A-Class	(40,700,327)	(82,637,657)
C-Class	(5,530,489)	(12,101,344)
H-Class	(358,697,928)	(805,526,433)
Net increase (decrease) from capital share transactions	6,055,569	(15,941,195)
Net increase in net assets	18,436,991	19,727,134

Net assets:
Beginning of period	154,305,593	134,578,459
End of period	$172,742,584	$154,305,593

Capital share activity:
Shares sold
A-Class	588,946	1,376,150
C-Class	47,746	204,841
H-Class	5,401,462	13,337,703
Shares issued from reinvestment of distributions
A-Class	—	34,379
C-Class	—	36,734
H-Class	—	293,734
Shares redeemed
A-Class	(589,240)	(1,389,174)
C-Class	(93,845)	(237,843)
H-Class	(5,278,496)	(14,090,159)
Net increase (decrease) in shares	76,573	(433,635)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$63.06	$46.64	$51.55	$48.72	$45.52	$39.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.08)	.17	.15	.13	.06
Net gain (loss) on investments (realized and unrealized)	5.33	24.50	(4.54)	3.45	5.44	5.97
Total from investment operations	5.24	24.42	(4.37)	3.60	5.57	6.03
Less distributions from:
Net investment income	—	(.02)	(.12)	(.05)	(.12)	(.05)
Net realized gains	—	(7.98)	(.42)	(.72)	(2.25)	(.31)
Total distributions	—	(8.00)	(.54)	(.77)	(2.37)	(.36)
Net asset value, end of period	$68.30	$63.06	$46.64	$51.55	$48.72	$45.52

Total Return[c]	8.31%	53.64%	(8.67%)	7.59%	12.16%	15.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,181	$18,653	$12,798	$20,307	$21,041	$20,960
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.13%)	0.31%	0.30%	0.27%	0.14%
Total expenses	1.56%	1.65%	1.68%	1.67%	1.58%	1.57%
Portfolio turnover rate	93%	284%	227%	157%	151%	133%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$54.52	$41.37	$46.12	$44.00	$41.62	$36.74
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.46)	(.24)	(.20)	(.19)	(.22)
Net gain (loss) on investments (realized and unrealized)	4.60	21.61	(3.97)	3.09	4.94	5.46
Total from investment operations	4.31	21.15	(4.21)	2.89	4.75	5.24
Less distributions from:
Net investment income	—	(.02)	(.12)	(.05)	(.12)	(.05)
Net realized gains	—	(7.98)	(.42)	(.72)	(2.25)	(.31)
Total distributions	—	(8.00)	(.54)	(.77)	(2.37)	(.36)
Net asset value, end of period	$58.83	$54.52	$41.37	$46.12	$44.00	$41.62

Total Return[c]	7.91%	52.49%	(9.35%)	6.78%	11.29%	14.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,279	$12,040	$8,981	$14,599	$20,484	$20,931
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(0.88%)	(0.50%)	(0.45%)	(0.44%)	(0.57%)
Total expenses	2.31%	2.39%	2.43%	2.41%	2.33%	2.33%
Portfolio turnover rate	93%	284%	227%	157%	151%	133%

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$63.07	$46.64	$51.54	$48.71	$45.51	$39.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.08)	.15	.16	.15	.07
Net gain (loss) on investments (realized and unrealized)	5.32	24.51	(4.51)	3.44	5.42	5.96
Total from investment operations	5.24	24.43	(4.36)	3.60	5.57	6.03
Less distributions from:
Net investment income	—	(.02)	(.12)	(.05)	(.12)	(.05)
Net realized gains	—	(7.98)	(.42)	(.72)	(2.25)	(.31)
Total distributions	—	(8.00)	(.54)	(.77)	(2.37)	(.36)
Net asset value, end of period	$68.31	$63.07	$46.64	$51.54	$48.71	$45.51

Total Return	8.31%	53.64%	(8.65%)	7.59%	12.14%	15.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$142,282	$123,613	$112,799	$120,014	$178,533	$226,744
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(0.13%)	0.28%	0.32%	0.31%	0.16%
Total expenses	1.56%	1.65%	1.68%	1.66%	1.58%	1.58%
Portfolio turnover rate	93%	284%	227%	157%	151%	133%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 7, 1994
A-Class	March 31, 2004
C-Class	March 15, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	13.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	22.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(9.26%)	(25.05%)	(16.41%)	(16.44%)
A-Class Shares	(9.34%)	(25.23%)	(16.62%)	(16.65%)
A-Class Shares with sales charge‡	(13.64%)	(28.78%)	(17.43%)	(17.05%)
C-Class Shares	(9.70%)	(25.77%)	(17.25%)	(17.27%)
C-Class Shares with CDSC§	(10.60%)	(26.51%)	(17.25%)	(17.27%)
S&P 500 Index	9.18%	30.00%	16.90%	16.63%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(9.34%)	(25.21%)	(16.63%)	(14.33%)
S&P 500 Index	9.18%	30.00%	16.90%	13.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 22.5%
Guggenheim Strategy Fund II1	262,625	$6,563,002
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	477,292	4,758,601
Total Mutual Funds
(Cost $11,237,119)		11,321,603

	Face Amount
FEDERAL AGENCY NOTES†† - 47.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate — 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$4,500,000	4,507,582
0.44% (U.S. Prime Rate — 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,046,825
0.33% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	3,000,000	3,004,488
0.24% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.00%) due 10/04/21[2]	2,000,000	2,000,038
0.05% (U.S. Prime Rate — 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	1,500,000	1,499,622
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	5,000,000	5,004,955
Federal Home Loan Bank
0.09% (1 Month USD LIBOR, Rate Floor: 0.00%) due 10/20/21[2]	4,400,000	4,400,185
4.00% due 12/24/30	475,000	479,063
Total Federal Agency Notes
(Cost $23,919,512)		23,942,758

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	800,000	799,962
Total U.S. Treasury Bills
(Cost $799,942)		799,962

REPURCHASE AGREEMENTS††,5 - 25.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	7,205,665	7,205,665
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	2,799,768	2,799,768
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	2,799,768	2,799,768
Total Repurchase Agreements
(Cost $12,805,201)		12,805,201

Total Investments - 97.2%
(Cost $48,761,774)		$48,869,524
Other Assets & Liabilities, net - 2.8%		1,413,229
Total Net Assets - 100.0%		$50,282,753

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	0.43% (Federal Funds Rate + 0.35%)	At Maturity	11/04/21	10,845	$46,715,879	$1,764,836
BNP Paribas	S&P 500 Index	Receive	0.14% (1 Month USD LIBOR + 0.05%)	At Maturity	11/04/21	375	1,616,055	64,966
Barclays Bank plc	S&P 500 Index	Receive	0.35% (U.S. Secured Overnight Financing Rate + 0.30%)	At Maturity	11/03/21	465	2,001,959	62,980
							$50,333,893	$1,892,782

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
INVERSE S&P 500® STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,321,603	$—	$—	$11,321,603
Federal Agency Notes	—	23,942,758	—	23,942,758
U.S. Treasury Bills	—	799,962	—	799,962
Repurchase Agreements	—	12,805,201	—	12,805,201
Equity Index Swap Agreements**	—	1,892,782	—	1,892,782
Total Assets	$11,321,603	$39,440,703	$—	$50,762,306

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,060,175	$—	$(500,000)	$3,802	$(975)	$6,563,002	262,625	$46,947
Guggenheim Ultra Short Duration Fund — Institutional Class	5,253,327	—	(500,000)	2,425	2,849	4,758,601	477,292	22,496
	$12,313,502	$—	$(1,000,000)	$6,227	$1,874	$11,321,603		$69,443

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $24,719,454)	$24,742,720
Investments in affiliated issuers, at value (cost $11,237,119)	11,321,603
Repurchase agreements, at value (cost $12,805,201)	12,805,201
Unrealized appreciation on OTC swap agreements	1,892,782
Receivables:
Fund shares sold	323,182
Interest	11,119
Dividends	10,299
Total assets	51,106,906

Liabilities:
Payable for:
Fund shares redeemed	654,685
Swap settlement	74,516
Management fees	34,714
Transfer agent and administrative fees	10,668
Portfolio accounting fees	3,966
Distribution and service fees	1,694
Trustees’ fees*	490
Miscellaneous	43,420
Total liabilities	824,153
Commitments and contingent liabilities (Note 11)	—
Net assets	$50,282,753

Net assets consist of:
Paid in capital	$313,481,799
Total distributable earnings (loss)	(263,199,046)
Net assets	$50,282,753

Investor Class:
Net assets	$44,488,089
Capital shares outstanding	1,422,570
Net asset value per share	$31.27

A-Class:
Net assets	$2,599,136
Capital shares outstanding	90,796
Net asset value per share	$28.63
Maximum offering price per share (Net asset value divided by 95.25%)	$30.06

C-Class:
Net assets	$1,830,484
Capital shares outstanding	72,817
Net asset value per share	$25.14

H-Class:
Net assets	$1,365,044
Capital shares outstanding	47,682
Net asset value per share	$28.63

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$69,443
Interest	36,578
Total investment income	106,021

Expenses:
Management fees	223,809
Distribution and service fees:
A-Class	1,926
C-Class	2,618
H-Class	1,702
Transfer agent and administrative fees	70,366
Portfolio accounting fees	24,868
Professional fees	11,095
Trustees’ fees*	4,502
Custodian fees	3,333
Line of credit fees	31
Miscellaneous	12,367
Total expenses	356,617
Less:
Expenses waived by Adviser	(6,327)
Net expenses	350,290
Net investment loss	(244,269)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	14,673
Investments in affiliated issuers	6,227
Swap agreements	(6,092,208)
Futures contracts	(1,217,127)
Net realized loss	(7,288,435)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(33,071)
Investments in affiliated issuers	1,874
Swap agreements	2,401,783
Futures contracts	24,089
Net change in unrealized appreciation (depreciation)	2,394,675
Net realized and unrealized loss	(4,893,760)
Net decrease in net assets resulting from operations	$(5,138,029)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(244,269)	$(1,056,314)
Net realized loss on investments	(7,288,435)	(48,009,356)
Net change in unrealized appreciation (depreciation) on investments	2,394,675	(610,739)
Net decrease in net assets resulting from operations	(5,138,029)	(49,676,409)

Distributions to shareholders:
Investor Class	—	(277,176)
A-Class	—	(9,604)
C-Class	—	(3,226)
H-Class	—	(10,602)
Total distributions to shareholders	—	(300,608)

Capital share transactions:
Proceeds from sale of shares
Investor Class	21,207,328	178,190,566
A-Class	2,207,292	12,807,868
C-Class	1,645,835	2,841,557
H-Class	14,133,485	63,823,950
Distributions reinvested
Investor Class	—	272,737
A-Class	—	9,367
C-Class	—	3,194
H-Class	—	10,599
Cost of shares redeemed
Investor Class	(25,875,553)	(167,214,983)
A-Class	(1,036,906)	(16,491,894)
C-Class	(253,160)	(6,780,375)
H-Class	(13,466,703)	(69,316,249)
Net decrease from capital share transactions	(1,438,382)	(1,843,663)
Net decrease in net assets	(6,576,411)	(51,820,680)

Net assets:
Beginning of period	56,859,164	108,679,844
End of period	$50,282,753	$56,859,164

Capital share activity:
Shares sold
Investor Class	670,679	3,928,771
A-Class	77,727	303,444
C-Class	66,662	70,485
H-Class	488,158	1,571,175
Shares issued from reinvestment of distributions
Investor Class	—	7,211
A-Class	—	270
C-Class	—	104
H-Class	—	305
Shares redeemed
Investor Class	(813,223)	(3,878,838)
A-Class	(35,698)	(399,699)
C-Class	(9,958)	(191,634)
H-Class	(470,022)	(1,711,838)
Net decrease in shares	(25,675)	(300,244)

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$34.46	$56.92	$56.77	$61.76	$70.35	$83.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.47)	.31	.46	(.07)	(.55)
Net gain (loss) on investments (realized and unrealized)	(3.04)	(21.84)	.26	(5.45)	(8.52)	(12.19)
Total from investment operations	(3.19)	(22.31)	.57	(4.99)	(8.59)	(12.74)
Less distributions from:
Net investment income	—	(.15)	(.42)	—	—	—
Total distributions	—	(.15)	(.42)	—	—	—
Net asset value, end of period	$31.27	$34.46	$56.92	$56.77	$61.76	$70.35

Total Return	(9.26%)	(39.21%)	1.10%	(8.08%)	(12.21%)	(15.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,488	$53,937	$85,839	$46,105	$57,342	$76,404
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(1.12%)	0.58%	0.78%	(0.10%)	(0.70%)
Total expenses[c]	1.41%	1.51%	1.53%	1.52%	1.43%	1.42%
Net expenses[d]	1.38%	1.50%	1.51%	1.51%	1.43%	1.42%
Portfolio turnover rate	—	—	—	—	56%	114%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$31.58	$52.33	$52.36	$57.11	$65.22	$77.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.56)	.21	.27	(.22)	(.70)
Net gain (loss) on investments (realized and unrealized)	(2.77)	(20.04)	.18	(5.02)	(7.89)	(11.29)
Total from investment operations	(2.95)	(20.60)	.39	(4.75)	(8.11)	(11.99)
Less distributions from:
Net investment income	—	(.15)	(.42)	—	—	—
Total distributions	—	(.15)	(.42)	—	—	—
Net asset value, end of period	$28.63	$31.58	$52.33	$52.36	$57.11	$65.22

Total Return[e]	(9.34%)	(39.38%)	0.85%	(8.32%)	(12.43%)	(15.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,599	$1,540	$7,575	$3,306	$4,637	$6,331
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.39%)	0.43%	0.50%	(0.37%)	(0.96%)
Total expenses[c]	1.66%	1.78%	1.78%	1.76%	1.68%	1.67%
Net expenses[d]	1.63%	1.77%	1.76%	1.76%	1.68%	1.67%
Portfolio turnover rate	—	—	—	—	56%	114%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$27.84	$46.49	$46.92	$51.56	$59.34	$70.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.80)	(.22)	(.13)	(.63)	(1.12)
Net gain (loss) on investments (realized and unrealized)	(2.45)	(17.70)	.21	(4.51)	(7.15)	(10.33)
Total from investment operations	(2.70)	(18.50)	(.01)	(4.64)	(7.78)	(11.45)
Less distributions from:
Net investment income	—	(.15)	(.42)	—	—	—
Total distributions	—	(.15)	(.42)	—	—	—
Net asset value, end of period	$25.14	$27.84	$46.49	$46.92	$51.56	$59.34

Total Return[e]	(9.70%)	(39.82%)	0.09%	(9.00%)	(13.11%)	(16.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,830	$449	$6,376	$2,681	$4,203	$6,760
Ratios to average net assets:
Net investment income (loss)	(1.98%)	(2.16%)	(0.51%)	(0.27%)	(1.14%)	(1.69%)
Total expenses[c]	2.41%	2.54%	2.53%	2.51%	2.43%	2.42%
Net expenses[d]	2.39%	2.53%	2.51%	2.51%	2.43%	2.42%
Portfolio turnover rate	—	—	—	—	56%	114%

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$31.58	$52.32	$52.35	$57.11	$65.22	$77.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.56)	.17	.29	(.27)	(.70)
Net gain (loss) on investments (realized and unrealized)	(2.78)	(20.03)	.22	(5.05)	(7.84)	(11.25)
Total from investment operations	(2.95)	(20.59)	.39	(4.76)	(8.11)	(11.95)
Less distributions from:
Net investment income	—	(.15)	(.42)	—	—	—
Total distributions	—	(.15)	(.42)	—	—	—
Net asset value, end of period	$28.63	$31.58	$52.32	$52.35	$57.11	$65.22

Total Return	(9.34%)	(39.37%)	0.85%	(8.33%)	(12.43%)	(15.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,365	$933	$8,890	$6,772	$4,672	$2,857
Ratios to average net assets:
Net investment income (loss)	(1.20%)	(1.38%)	0.34%	0.52%	(0.45%)	(0.96%)
Total expenses[c]	1.66%	1.78%	1.78%	1.77%	1.69%	1.67%
Net expenses[d]	1.63%	1.76%	1.76%	1.76%	1.69%	1.67%
Portfolio turnover rate	—	—	—	—	56%	114%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflect the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect 1:6 reverse share split effective October 28, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a calendar month basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time different than a full calendar month.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	November 28, 2014
C-Class	November 28, 2014
H-Class	November 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.6%
Microsoft Corp.	7.7%
Amazon.com, Inc.	6.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.3%
Tesla, Inc.	3.5%
Alphabet, Inc. — Class C	3.1%
Facebook, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.9%
NVIDIA Corp.	2.9%
Guggenheim Strategy Fund II	2.2%
Top Ten Total	45.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	Since Inception (11/28/14)
A-Class Shares	23.98%	60.40%	48.74%	38.61%
A-Class Shares with sales charge‡	18.09%	52.78%	47.30%	37.63%
C-Class Shares	23.52%	59.20%	47.63%	37.54%
C-Class Shares with CDSC§	22.52%	58.20%	47.63%	37.54%
H-Class Shares	23.97%	60.38%	48.71%	39.09%
NASDAQ-100 Index	12.60%	29.58%	25.93%	20.80%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 77.7%

Technology - 34.5%
Apple, Inc.	272,920	$38,618,180
Microsoft Corp.	124,074	34,978,942
NVIDIA Corp.	62,811	13,011,927
Adobe, Inc.*	11,969	6,890,793
Intel Corp.	101,929	5,430,777
Broadcom, Inc.	10,307	4,998,173
Texas Instruments, Inc.	23,195	4,458,311
Intuit, Inc.	6,865	3,703,736
QUALCOMM, Inc.	28,340	3,655,293
Advanced Micro Devices, Inc.*	30,475	3,135,877
Applied Materials, Inc.	22,685	2,920,240
Analog Devices, Inc.	13,502	2,261,315
Lam Research Corp.	3,566	2,029,589
Micron Technology, Inc.	28,284	2,007,598
Fiserv, Inc.*	16,637	1,805,115
Zoom Video Communications, Inc. — Class A*	6,049	1,581,813
Autodesk, Inc.*	5,528	1,576,420
ASML Holding N.V. — Class G	2,045	1,523,750
Activision Blizzard, Inc.	19,539	1,512,123
Atlassian Corporation plc — Class A*	3,450	1,350,399
NXP Semiconductor N.V.	6,661	1,304,690
KLA Corp.	3,837	1,283,515
DocuSign, Inc.*	4,895	1,260,120
Marvell Technology, Inc.	20,692	1,247,935
Crowdstrike Holdings, Inc. — Class A*	5,006	1,230,375
Workday, Inc. — Class A*	4,799	1,199,222
Synopsys, Inc.*	3,832	1,147,339
Microchip Technology, Inc.	6,885	1,056,779
Cadence Design Systems, Inc.*	6,954	1,053,114
Electronic Arts, Inc.	7,150	1,017,087
Paychex, Inc.	9,040	1,016,548
Cognizant Technology Solutions Corp. — Class A	13,205	979,943
Xilinx, Inc.*	6,217	938,705
ANSYS, Inc.*	2,192	746,266
Skyworks Solutions, Inc.	4,149	683,672
NetEase, Inc. ADR	7,558	645,453
Splunk, Inc.*	4,118	595,916
Cerner Corp.	7,426	523,682
Check Point Software Technologies Ltd.*	3,336	377,101
Total Technology		155,757,833

Communications - 24.0%
Amazon.com, Inc.*	8,360	27,462,934
Alphabet, Inc. — Class C*	5,286	14,088,829
Facebook, Inc. — Class A*	39,358	13,357,712
Alphabet, Inc. — Class A*	4,971	13,290,068
Netflix, Inc.*	11,120	6,786,981
Comcast Corp. — Class A	115,077	6,436,257
Cisco Systems, Inc.	105,879	5,762,994
T-Mobile US, Inc.*	31,354	4,005,787
Charter Communications, Inc. — Class A*	4,618	3,359,872
Booking Holdings, Inc.*	1,031	2,447,460
MercadoLibre, Inc.*	1,248	2,095,891
JD.com, Inc. ADR*	19,833	1,432,736
eBay, Inc.	16,332	1,137,850
Match Group, Inc.*	6,955	1,091,866
Baidu, Inc. ADR*	6,348	976,005
Pinduoduo, Inc. ADR*	9,597	870,160
Okta, Inc.*	3,604	855,373
CDW Corp.	3,454	628,697
Sirius XM Holdings, Inc.[1]	101,764	620,760
VeriSign, Inc.*	2,811	576,283
Trip.com Group Ltd. ADR*	13,267	407,960
Fox Corp. — Class A	8,124	325,854
Fox Corp. — Class B	6,316	234,450
Total Communications		108,252,779

Consumer, Non-cyclical - 10.0%
PayPal Holdings, Inc.*	29,522	7,681,920
PepsiCo, Inc.	34,725	5,222,987
Moderna, Inc.*	10,141	3,902,865
Amgen, Inc.	14,267	3,033,878
Intuitive Surgical, Inc.*	2,990	2,972,508
Gilead Sciences, Inc.	31,501	2,200,345
Automatic Data Processing, Inc.	10,630	2,125,150
Mondelez International, Inc. — Class A	35,119	2,043,224
Regeneron Pharmaceuticals, Inc.*	2,641	1,598,280
Illumina, Inc.*	3,932	1,594,858
Dexcom, Inc.*	2,431	1,329,417
IDEXX Laboratories, Inc.*	2,137	1,329,000
Align Technology, Inc.*	1,985	1,320,879
Keurig Dr Pepper, Inc.	35,613	1,216,540
Vertex Pharmaceuticals, Inc.*	6,518	1,182,300
Monster Beverage Corp.*	13,288	1,180,373
Kraft Heinz Co.	30,737	1,131,736
Biogen, Inc.*	3,744	1,059,515
Cintas Corp.	2,587	984,767
Verisk Analytics, Inc. — Class A	4,053	811,694
Seagen, Inc.*	4,571	776,156
Incyte Corp.*	5,547	381,523
Total Consumer, Non-cyclical		45,079,915

Consumer, Cyclical - 7.3%
Tesla, Inc.*	20,468	15,872,525
Costco Wholesale Corp.	11,106	4,990,481
Starbucks Corp.	29,624	3,267,824
Lululemon Athletica, Inc.*	3,139	1,270,353
Marriott International, Inc. — Class A*	8,182	1,211,672
O’Reilly Automotive, Inc.*	1,732	1,058,356
Walgreens Boots Alliance, Inc.	21,732	1,022,491
Ross Stores, Inc.	8,971	976,493
Copart, Inc.*	5,944	824,552
Fastenal Co.	14,440	745,248
PACCAR, Inc.	8,722	688,340
Peloton Interactive, Inc. — Class A*	6,821	593,768
Dollar Tree, Inc.*	5,651	540,914
Total Consumer, Cyclical		33,063,017

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Industrial - 1.2%
Honeywell International, Inc.	17,346	$3,682,209
CSX Corp.	56,643	1,684,563
Total Industrial		5,366,772

Utilities - 0.7%
Exelon Corp.	24,567	1,187,569
American Electric Power Company, Inc.	12,568	1,020,270
Xcel Energy, Inc.	13,527	845,437
Total Utilities		3,053,276

Total Common Stocks
(Cost $336,294,274)		350,573,592

MUTUAL FUNDS† - 7.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,384,162	23,770,092
Guggenheim Strategy Fund II2	403,950	10,094,716
Total Mutual Funds
(Cost $33,544,280)		33,864,808

	Face Amount
U.S. TREASURY BILLS†† - 8.5%
U.S. Treasury Bills
0.03% due 12/09/21[3,4]	$15,775,000	15,774,237
0.04% due 12/09/21[3,4]	14,425,000	14,424,302
0.04% due 10/07/21[4,5]	5,799,000	5,798,969
0.05% due 12/09/21[3,4]	2,600,000	2,599,874
Total U.S. Treasury Bills
(Cost $38,596,684)		38,597,382

REPURCHASE AGREEMENTS††,6 - 5.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	14,169,020	14,169,020
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	5,505,386	5,505,386
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	5,505,387	5,505,387
Total Repurchase Agreements
(Cost $25,179,793)		25,179,793

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	14,431	14,431
Total Securities Lending Collateral
(Cost $14,431)		14,431

Total Investments - 99.3%
(Cost $433,629,462)		$448,230,006
Other Assets & Liabilities, net - 0.7%		3,179,327
Total Net Assets - 100.0%		$451,409,333

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	286	Dec 2021	$83,951,010	$(2,191,212)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	11/04/21	148	$2,173,523	$(120,429)
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	11/04/21	4,261	62,595,998	(275,571)
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	27,447	403,184,719	(8,384,965)
							$467,954,240	$(8,780,965)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$350,573,592	$—	$—	$350,573,592
Mutual Funds	33,864,808	—	—	33,864,808
U.S. Treasury Bills	—	38,597,382	—	38,597,382
Repurchase Agreements	—	25,179,793	—	25,179,793
Securities Lending Collateral	14,431	—	—	14,431
Total Assets	$384,452,831	$63,777,175	$—	$448,230,006

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,191,212	$—	$—	$2,191,212
Equity Index Swap Agreements**	—	8,780,965	—	8,780,965
Total Liabilities	$2,191,212	$8,780,965	$—	$10,972,177

**	This derivative is reported as unrealized appreciation/depreciation at period end.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,090,677	$—	$—	$—	$4,039	$10,094,716	403,950	$69,054
Guggenheim Ultra Short Duration Fund — Institutional Class	21,748,256	2,000,000	—	—	21,836	23,770,092	2,384,162	97,518
	$31,838,933	$2,000,000	$—	$—	$25,875	$33,864,808		$166,572

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value - including $14,085 of securities loaned (cost $374,905,389)	$389,185,405
Investments in affiliated issuers, at value (cost $33,544,280)	33,864,808
Repurchase agreements, at value (cost $25,179,793)	25,179,793
Segregated cash with broker	25,509,000
Receivables:
Fund shares sold	6,900,004
Investment Adviser	136,518
Dividends	67,192
Securities lending income	70
Interest	27
Total assets	480,842,817

Liabilities:
Unrealized depreciation on OTC swap agreements	8,780,965
Payable for:
Swap settlement	10,479,571
Securities purchased	7,928,525
Fund shares redeemed	950,031
Variation margin on futures contracts	389,929
Management fees	353,267
Transfer agent and administrative fees	106,978
Distribution and service fees	100,753
Portfolio accounting fees	34,794
Return of securities lending collateral	14,431
Trustees’ fees*	2,918
Miscellaneous	291,322
Total liabilities	29,433,484
Commitments and contingent liabilities (Note 11)	—
Net assets	$451,409,333

Net assets consist of:
Paid in capital	$421,645,790
Total distributable earnings (loss)	29,763,543
Net assets	$451,409,333

A-Class:
Net assets	$6,792,083
Capital shares outstanding	15,414
Net asset value per share	$440.64
Maximum offering price per share (Net asset value divided by 95.25%)	$462.61

C-Class:
Net assets	$1,868,657
Capital shares outstanding	4,484
Net asset value per share	$416.74

H-Class:
Net assets	$442,748,593
Capital shares outstanding	980,201
Net asset value per share	$451.69

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,137)	$910,698
Dividends from securities of affiliated issuers	166,572
Interest	7,838
Income from securities lending, net	318
Total investment income	1,085,426

Expenses:
Management fees	1,621,683
Distribution and service fees:
A-Class	9,376
C-Class	9,871
H-Class	438,623
Transfer agent and administrative fees	499,366
Portfolio accounting fees	160,725
Professional fees	42,093
Custodian fees	22,806
Trustees’ fees*	16,464
Line of credit fees	328
Miscellaneous	226,759
Total expenses	3,048,094
Less:
Expenses waived by Adviser	(643,108)
Net expenses	2,404,986
Net investment loss	(1,319,560)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,386,527
Swap agreements	29,232,355
Futures contracts	4,518,403
Net realized gain	35,137,285
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,615,701
Investments in affiliated issuers	25,875
Swap agreements	(10,327,633)
Futures contracts	(2,446,590)
Net change in unrealized appreciation (depreciation)	(6,132,647)
Net realized and unrealized gain	29,004,638
Net increase in net assets resulting from operations	$27,685,078

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,319,560)	$(1,693,675)
Net realized gain on investments	35,137,285	188,330,597
Net change in unrealized appreciation (depreciation) on investments	(6,132,647)	9,542,041
Net increase in net assets resulting from operations	27,685,078	196,178,963

Distributions to shareholders:
A-Class	—	(432,118)
C-Class	—	(107,529)
H-Class	—	(18,988,998)
Total distributions to shareholders	—	(19,528,645)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,350,747	9,606,083
C-Class	515,742	1,448,846
H-Class	1,194,402,198	1,221,379,062
Distributions reinvested
A-Class	—	339,817
C-Class	—	102,321
H-Class	—	18,765,952
Cost of shares redeemed
A-Class	(6,410,505)	(10,958,122)
C-Class	(777,861)	(1,479,784)
H-Class	(868,387,410)	(1,343,395,643)
Net increase (decrease) from capital share transactions	325,692,911	(104,191,468)
Net increase in net assets	353,377,989	72,458,850

Net assets:
Beginning of period	98,031,344	25,572,494
End of period	$451,409,333	$98,031,344

Capital share activity:
Shares sold
A-Class	14,374	36,828
C-Class	1,243	5,768
H-Class	2,783,292	4,521,174
Shares issued from reinvestment of distributions
A-Class	—	1,061
C-Class	—	336
H-Class	—	57,156
Shares redeemed
A-Class	(14,447)	(39,563)
C-Class	(1,948)	(4,971)
H-Class	(2,052,243)	(4,484,693)
Net increase in shares	730,271	93,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$355.42	$141.86	$134.54	$113.31	$79.32	$54.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.54)	(1.74)	.23	.25	(.23)	(.18)
Net gain (loss) on investments (realized and unrealized)	86.76	233.57	7.28	20.98	34.22	25.05
Total from investment operations	85.22	231.83	7.51	21.23	33.99	24.87
Less distributions from:
Net investment income	—	—	(.19)	—	—	—
Net realized gains	—	(18.27)	—	—	—	—
Total distributions	—	(18.27)	(.19)	—	—	—
Net asset value, end of period	$440.64	$355.42	$141.86	$134.54	$113.31	$79.32

Total Return[c]	23.98%	164.83%	5.56%	18.74%	42.85%	45.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,792	$5,504	$2,434	$3,077	$1,990	$1,010
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.60%)	0.15%	0.19%	(0.23%)	(0.28%)
Total expenses[d]	1.69%	1.77%	1.83%	1.81%	1.71%	1.72%
Net expenses[e,f]	1.32%	1.33%	1.34%	1.35%	1.35%	1.35%
Portfolio turnover rate	236%	509%	990%	467%	385%	259%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$337.38	$136.06	$130.01	$110.32	$77.79	$53.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.96)	(3.70)	(.83)	(.64)	(1.00)	(.73)
Net gain (loss) on investments (realized and unrealized)	82.32	223.29	7.07	20.33	33.53	24.72
Total from investment operations	79.36	219.59	6.24	19.69	32.53	23.99
Less distributions from:
Net investment income	—	—	(.19)	—	—	—
Net realized gains	—	(18.27)	—	—	—	—
Total distributions	—	(18.27)	(.19)	—	—	—
Net asset value, end of period	$416.74	$337.38	$136.06	$130.01	$110.32	$77.79

Total Return[c]	23.52%	162.86%	4.77%	17.85%	41.82%	44.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,869	$1,751	$552	$476	$170	$89
Ratios to average net assets:
Net investment income (loss)	(1.45%)	(1.34%)	(0.55%)	(0.52%)	(1.02%)	(1.10%)
Total expenses[d]	2.44%	2.52%	2.58%	2.57%	2.46%	2.47%
Net expenses[e,f]	2.06%	2.08%	2.09%	2.11%	2.10%	2.10%
Portfolio turnover rate	236%	509%	990%	467%	385%	259%

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$364.34	$145.23	$137.80	$116.07	$81.25	$55.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.66)	(1.81)	.12	.19	(.25)	(.23)
Net gain (loss) on investments (realized and unrealized)	89.01	239.19	7.50	21.54	35.07	25.69
Total from investment operations	87.35	237.38	7.62	21.73	34.82	25.46
Less distributions from:
Net investment income	—	—	(.19)	—	—	—
Net realized gains	—	(18.27)	—	—	—	—
Total distributions	—	(18.27)	(.19)	—	—	—
Net asset value, end of period	$451.69	$364.34	$145.23	$137.80	$116.07	$81.25

Total Return	23.97%	164.81%	5.51%	18.72%	42.86%	45.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$442,749	$90,776	$22,586	$128,354	$25,304	$28,573
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.60%)	0.08%	0.15%	(0.24%)	(0.35%)
Total expenses[d]	1.69%	1.77%	1.82%	1.81%	1.71%	1.72%
Net expenses[e,f]	1.33%	1.33%	1.34%	1.35%	1.35%	1.35%
Portfolio turnover rate	236%	509%	990%	467%	385%	259%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/21[a]	03/31/21	03/31/20	03/31/19	03/29/18	03/31/17
A-Class	1.32%	1.33%	1.33%	1.35%	1.35%	1.35%
C-Class	2.06%	2.08%	2.08%	2.10%	2.10%	2.10%
H-Class	1.33%	1.33%	1.34%	1.35%	1.35%	1.35%

[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	September 3, 1998
A-Class	March 31, 2004
C-Class	March 7, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	8.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.1%
Total	16.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(12.46%)	(26.32%)	(23.35%)	(21.19%)
A-Class Shares	(12.57%)	(26.51%)	(23.54%)	(21.30%)
A-Class Shares with sales charge‡	(16.73%)	(30.00%)	(24.28%)	(21.69%)
C-Class Shares	(12.91%)	(27.07%)	(24.12%)	(22.01%)
C-Class Shares with CDSC§	(13.78%)	(27.80%)	(24.12%)	(22.01%)
NASDAQ-100 Index	12.60%	29.58%	25.93%	22.65%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(12.57%)	(26.54%)	(23.55%)	(20.51%)
NASDAQ-100 Index	12.60%	29.58%	25.93%	21.17%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 16.2%
Guggenheim Strategy Fund II1	61,417	$1,534,810
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	152,495	1,520,378
Total Mutual Funds
(Cost $2,973,832)		3,055,188

	Face Amount
FEDERAL AGENCY NOTES†† - 26.5%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	$2,500,000	2,499,370
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	750,000	751,264
0.31% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	500,000	500,820
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	240,539
Farmer Mac
0.04% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[2]	1,000,000	999,947
Total Federal Agency Notes
(Cost $4,989,425)		4,991,940

U.S. GOVERNMENT SECURITIES†† - 10.8%
U.S. Treasury Notes
2.00% due 07/31/22	2,000,000	2,031,797
Total U.S. Government Securities
(Cost $2,031,263)		2,031,797

U.S. TREASURY BILLS†† - 6.1%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	1,000,000	999,951
0.03% due 12/09/21[3,4]	150,000	149,993
Total U.S. Treasury Bills
(Cost $1,149,918)		1,149,944

REPURCHASE AGREEMENTS††,5 - 35.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	3,749,898	3,749,898
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	1,457,026	1,457,026
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	1,457,026	1,457,026
Total Repurchase Agreements
(Cost $6,663,950)		6,663,950

Total Investments - 95.0%
(Cost $17,808,388)		$17,892,819
Other Assets & Liabilities, net - 5.0%		947,820
Total Net Assets - 100.0%		$18,840,639

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	0.24% (1 Month USD LIBOR + 0.15%)	At Maturity	11/04/21	566	$8,308,777	$460,357
Barclays Bank plc	NASDAQ-100 Index	Receive	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	11/03/21	557	8,182,701	386,185
Goldman Sachs International	NASDAQ-100 Index	Receive	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	160	2,343,131	72,691
							$18,834,609	$919,233

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
INVERSE NASDAQ-100® STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,055,188	$—	$—	$3,055,188
Federal Agency Notes	—	4,991,940	—	4,991,940
U.S. Government Securities	—	2,031,797	—	2,031,797
U.S. Treasury Bills	—	1,149,944	—	1,149,944
Repurchase Agreements	—	6,663,950	—	6,663,950
Equity Index Swap Agreements**	—	919,233	—	919,233
Total Assets	$3,055,188	$15,756,864	$—	$18,812,052

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,534,196	$—	$—	$—	$614	$1,534,810	61,417	$10,499
Guggenheim Ultra Short Duration Fund — Institutional Class	1,518,853	—	—	—	1,525	1,520,378	152,495	6,766
	$3,053,049	$—	$—	$—	$2,139	$3,055,188		$17,265

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $8,170,606)	$8,173,681
Investments in affiliated issuers, at value (cost $2,973,832)	3,055,188
Repurchase agreements, at value (cost $6,663,950)	6,663,950
Unrealized appreciation on OTC swap agreements	919,233
Receivables:
Fund shares sold	100,000
Interest	7,424
Dividends	2,689
Total assets	18,922,165

Liabilities:
Payable for:
Fund shares redeemed	25,126
Swap settlement	15,831
Management fees	13,718
Registration fees	5,033
Transfer agent and administrative fees	4,194
Professional fees	3,197
Printing fees	2,700
Portfolio accounting fees	1,559
Distribution and service fees	824
Trustees’ fees*	222
Miscellaneous	9,122
Total liabilities	81,526
Commitments and contingent liabilities (Note 11)	—
Net assets	$18,840,639

Net assets consist of:
Paid in capital	$77,314,154
Total distributable earnings (loss)	(58,473,515)
Net assets	$18,840,639

Investor Class:
Net assets	$16,787,103
Capital shares outstanding	732,801
Net asset value per share	$22.91

A-Class:
Net assets	$932,545
Capital shares outstanding	42,290
Net asset value per share	$22.05
Maximum offering price per share (Net asset value divided by 95.25%)	$23.15

C-Class:
Net assets	$708,287
Capital shares outstanding	38,597
Net asset value per share	$18.35

H-Class:
Net assets	$412,704
Capital shares outstanding	19,010
Net asset value per share	$21.71

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$17,265
Interest	10,535
Total investment income	27,800

Expenses:
Management fees	95,663
Distribution and service fees:
A-Class	1,848
C-Class	947
H-Class	344
Transfer agent and administrative fees	30,242
Portfolio accounting fees	10,629
Professional fees	3,536
Trustees’ fees*	2,181
Custodian fees	1,446
Miscellaneous	9,816
Total expenses	156,652
Less:
Expenses waived by Adviser	(1,906)
Net expenses	154,746
Net investment loss	(126,946)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(2,620)
Swap agreements	(2,089,830)
Futures contracts	(697,460)
Net realized loss	(2,789,910)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,671)
Investments in affiliated issuers	2,139
Swap agreements	(198,588)
Futures contracts	44,931
Net change in unrealized appreciation (depreciation)	(153,189)
Net realized and unrealized loss	(2,943,099)
Net decrease in net assets resulting from operations	$(3,070,045)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(126,946)	$(384,495)
Net realized loss on investments	(2,789,910)	(19,290,991)
Net change in unrealized appreciation (depreciation) on investments	(153,189)	1,019,702
Net decrease in net assets resulting from operations	(3,070,045)	(18,655,784)

Distributions to shareholders:
Investor Class	—	(22,226)
A-Class	—	(1,054)
C-Class	—	(91)
H-Class	—	(508)
Total distributions to shareholders	—	(23,879)

Capital share transactions:
Proceeds from sale of shares
Investor Class	17,152,812	144,882,020
A-Class	1,886,888	3,667,695
C-Class	773,293	193,217
H-Class	463,597	6,088,524
Distributions reinvested
Investor Class	—	22,181
A-Class	—	1,054
C-Class	—	91
H-Class	—	508
Cost of shares redeemed
Investor Class	(23,525,630)	(160,545,957)
A-Class	(2,267,726)	(2,125,089)
C-Class	(144,687)	(281,311)
H-Class	(345,249)	(5,965,750)
Net decrease from capital share transactions	(6,006,702)	(14,062,817)
Net decrease in net assets	(9,076,747)	(32,742,480)

Net assets:
Beginning of period	27,917,386	60,659,866
End of period	$18,840,639	$27,917,386

Capital share activity:
Shares sold
Investor Class	744,274	3,947,180
A-Class	80,493	119,568
C-Class	42,846	7,518
H-Class	20,500	185,652
Shares issued from reinvestment of distributions
Investor Class	—	785
A-Class	—	39
C-Class	—	4
H-Class	—	19
Shares redeemed
Investor Class	(1,005,801)	(4,198,573)
A-Class	(97,265)	(71,894)
C-Class	(7,730)	(10,068)
H-Class	(15,056)	(184,954)
Net decrease in shares	(237,739)	(204,724)

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$26.17	$47.65	$54.72	$63.05	$77.68	$96.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.40)	.09	.56	.11	(.51)
Net gain (loss) on investments (realized and unrealized)	(3.12)	(21.05)	(6.83)	(8.89)	(14.74)	(18.23)
Total from investment operations	(3.26)	(21.45)	(6.74)	(8.33)	(14.63)	(18.74)
Less distributions from:
Net investment income	—	(.03)	(.33)	—	—	—
Total distributions	—	(.03)	(.33)	—	—	—
Net asset value, end of period	$22.91	$26.17	$47.65	$54.72	$63.05	$77.68

Total Return	(12.46%)	(45.03%)	(12.32%)	(13.21%)	(18.83%)	(19.42%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,787	$26,018	$59,321	$6,473	$5,474	$6,286
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.28%)	0.17%	0.93%	0.16%	(0.57%)
Total expenses[c]	1.44%	1.54%	1.57%	1.56%	1.46%	1.46%
Net expenses[e]	1.43%	1.52%	1.54%	1.54%	1.46%	1.46%
Portfolio turnover rate	—	37%	37%	38%	—	486%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$25.22	$46.04	$53.01	$61.24	$75.63	$94.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.45)	.19	.41	(.08)	(1.00)
Net gain (loss) on investments (realized and unrealized)	(3.01)	(20.34)	(6.83)	(8.64)	(14.31)	(17.38)
Total from investment operations	(3.17)	(20.79)	(6.64)	(8.23)	(14.39)	(18.38)
Less distributions from:
Net investment income	—	(.03)	(.33)	—	—	—
Total distributions	—	(.03)	(.33)	—	—	—
Net asset value, end of period	$22.05	$25.22	$46.04	$53.01	$61.24	$75.63

Total Return[d]	(12.57%)	(45.17%)	(12.53%)	(13.44%)	(19.03%)	(19.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$933	$1,489	$523	$835	$1,037	$2,626
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.51%)	0.39%	0.72%	(0.12%)	(1.08%)
Total expenses[c]	1.69%	1.78%	1.81%	1.81%	1.72%	1.70%
Net expenses[e]	1.68%	1.76%	1.76%	1.79%	1.72%	1.70%
Portfolio turnover rate	—	37%	37%	38%	—	486%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$21.07	$38.76	$45.03	$52.43	$65.23	$81.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.60)	(.17)	(.06)	(.48)	(1.14)
Net gain (loss) on investments (realized and unrealized)	(2.52)	(17.06)	(5.77)	(7.34)	(12.32)	(15.42)
Total from investment operations	(2.72)	(17.66)	(5.94)	(7.40)	(12.80)	(16.56)
Less distributions from:
Net investment income	—	(.03)	(.33)	—	—	—
Total distributions	—	(.03)	(.33)	—	—	—
Net asset value, end of period	$18.35	$21.07	$38.76	$45.03	$52.43	$65.23

Total Return[d]	(12.91%)	(45.58%)	(13.19%)	(14.11%)	(19.62%)	(20.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$708	$73	$234	$128	$881	$1,247
Ratios to average net assets:
Net investment income (loss)	(2.18%)	(2.26%)	(0.41%)	(0.13%)	(0.84%)	(1.51%)
Total expenses[c]	2.45%	2.55%	2.57%	2.53%	2.46%	2.46%
Net expenses[e]	2.43%	2.54%	2.53%	2.53%	2.46%	2.46%
Portfolio turnover rate	—	37%	37%	38%	—	486%

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$24.83	$45.36	$52.24	$60.37	$74.56	$92.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.46)	(.02)	.37	.07	(.86)
Net gain (loss) on investments (realized and unrealized)	(2.96)	(20.04)	(6.53)	(8.50)	(14.26)	(17.40)
Total from investment operations	(3.12)	(20.50)	(6.55)	(8.13)	(14.19)	(18.26)
Less distributions from:
Net investment income	—	(.03)	(.33)	—	—	—
Total distributions	—	(.03)	(.33)	—	—	—
Net asset value, end of period	$21.71	$24.83	$45.36	$52.24	$60.37	$74.56

Total Return	(12.57%)	(45.21%)	(12.54%)	(13.47%)	(19.03%)	(19.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$413	$337	$583	$341	$2,403	$460
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.51%)	(0.05%)	0.63%	0.11%	(0.95%)
Total expenses[c]	1.69%	1.79%	1.82%	1.81%	1.71%	1.70%
Net expenses[e]	1.68%	1.78%	1.79%	1.79%	1.71%	1.70%
Portfolio turnover rate	—	37%	37%	38%	—	486%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the year ended March 31, 2017, have been restated to reflect a 1:4 reverse share split effective November 4, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	6.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.5%
Signature Bank	0.6%
Molina Healthcare, Inc.	0.5%
FactSet Research Systems, Inc.	0.5%
Camden Property Trust	0.5%
Repligen Corp.	0.5%
Cognex Corp.	0.5%
SolarEdge Technologies, Inc.	0.5%
Masimo Corp.	0.5%
Top Ten Total	15.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	1.39%	66.76%	14.72%	18.33%
A-Class Shares with sales charge‡	(3.43%)	58.83%	13.61%	17.75%
C-Class Shares	1.00%	65.53%	13.88%	17.45%
C-Class Shares with CDSC§	0.00%	64.53%	13.88%	17.45%
H-Class Shares	1.39%	66.76%	14.73%	18.38%
S&P MidCap 400 Index	1.81%	43.68%	12.97%	14.72%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 79.1%

Financial - 19.1%
Signature Bank	266	$72,426
Camden Property Trust REIT	442	65,182
Jones Lang LaSalle, Inc.*	223	55,324
Medical Properties Trust, Inc. REIT	2,617	52,523
East West Bancorp, Inc.	623	48,307
Lamar Advertising Co. — Class A REIT	381	43,224
CyrusOne, Inc. REIT	545	42,188
Life Storage, Inc. REIT	344	39,471
First Horizon Corp.	2,413	39,308
Alleghany Corp.*	61	38,089
American Financial Group, Inc.	290	36,491
STORE Capital Corp. REIT	1,074	34,400
Rexford Industrial Realty, Inc. REIT	605	34,334
Apartment Income REIT Corp.	690	33,679
National Retail Properties, Inc. REIT	771	33,300
Reinsurance Group of America, Inc. — Class A	299	33,267
Commerce Bancshares, Inc.	467	32,541
First American Financial Corp.	483	32,385
Jefferies Financial Group, Inc.	868	32,229
Omega Healthcare Investors, Inc. REIT	1,049	31,428
Pinnacle Financial Partners, Inc.	334	31,423
Janus Henderson Group plc	757	31,287
Stifel Financial Corp.	460	31,262
Kilroy Realty Corp. REIT	460	30,457
American Campus Communities, Inc. REIT	611	29,603
Cullen/Frost Bankers, Inc.	249	29,536
First Industrial Realty Trust, Inc. REIT	567	29,529
EastGroup Properties, Inc. REIT	177	29,494
Prosperity Bancshares, Inc.	408	29,021
Old Republic International Corp.	1,249	28,889
RenaissanceRe Holdings Ltd.	207	28,856
Brixmor Property Group, Inc. REIT	1,305	28,854
Synovus Financial Corp.	643	28,221
SEI Investments Co.	471	27,930
Affiliated Managers Group, Inc.	181	27,347
CoreSite Realty Corp. REIT	194	26,877
Primerica, Inc.	173	26,578
Glacier Bancorp, Inc.	476	26,347
New York Community Bancorp, Inc.	2,043	26,294
First Financial Bankshares, Inc.	563	25,870
Douglas Emmett, Inc. REIT	771	24,371
Cousins Properties, Inc. REIT	653	24,350
Spirit Realty Capital, Inc. REIT	523	24,079
Interactive Brokers Group, Inc. — Class A	384	23,939
Valley National Bancorp	1,786	23,772
SLM Corp.	1,343	23,637
PacWest Bancorp	515	23,340
Evercore, Inc. — Class A	174	23,259
Bank OZK	535	22,994
CIT Group, Inc.	436	22,650
Unum Group	893	22,379
MGIC Investment Corp.	1,491	22,305
Rayonier, Inc. REIT	621	22,157
Alliance Data Systems Corp.	219	22,095
Webster Financial Corp.	398	21,675
Essent Group Ltd.	491	21,609
Sterling Bancorp	846	21,116
SL Green Realty Corp. REIT	295	20,898
United Bankshares, Inc.	568	20,664
Hanover Insurance Group, Inc.	157	20,350
Wintrust Financial Corp.	251	20,173
Highwoods Properties, Inc. REIT	458	20,088
Selective Insurance Group, Inc.	264	19,940
Park Hotels & Resorts, Inc. REIT*	1,039	19,886
Umpqua Holdings Corp.	967	19,582
Healthcare Realty Trust, Inc. REIT	639	19,029
National Storage Affiliates Trust REIT	358	18,899
UMB Financial Corp.	189	18,278
Hancock Whitney Corp.	382	18,000
Hudson Pacific Properties, Inc. REIT	670	17,601
Kemper Corp.	263	17,566
RLI Corp.	175	17,547
Physicians Realty Trust REIT	955	16,827
Brighthouse Financial, Inc.*	365	16,509
FNB Corp.	1,404	16,314
EPR Properties REIT	329	16,246
Macerich Co. REIT	935	15,624
Home BancShares, Inc.	663	15,600
PotlatchDeltic Corp. REIT	295	15,216
Kinsale Capital Group, Inc.	94	15,200
JBG SMITH Properties REIT	510	15,101
Bank of Hawaii Corp.	178	14,626
Navient Corp.	737	14,541
Associated Banc-Corp.	672	14,394
Sabra Health Care REIT, Inc.	970	14,278
BancorpSouth Bank	477	14,205
Cathay General Bancorp	343	14,197
Federated Hermes, Inc. — Class B	429	13,942
PS Business Parks, Inc. REIT	88	13,793
Texas Capital Bancshares, Inc.*	222	13,324
Corporate Office Properties Trust REIT	493	13,301
CNO Financial Group, Inc.	561	13,206
Pebblebrook Hotel Trust REIT	577	12,931
Fulton Financial Corp.	716	10,941
Washington Federal, Inc.	298	10,224
International Bancshares Corp.	234	9,744
Urban Edge Properties REIT	484	8,862
LendingTree, Inc.*	50	6,991
Mercury General Corp.	117	6,513
Total Financial		2,444,649

Industrial - 15.6%
Cognex Corp.	776	62,251
Nordson Corp.	237	56,442
Graco, Inc.	746	52,198
Trex Company, Inc.*	507	51,679
Axon Enterprise, Inc.*	289	50,581
Builders FirstSource, Inc.*	910	47,083
Toro Co.	470	45,783
Carlisle Companies, Inc.	229	45,523

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Lennox International, Inc.	150	$44,125
Hubbell, Inc.	239	43,180
Middleby Corp.*	244	41,604
AECOM*	633	39,974
Owens Corning	453	38,732
Jabil, Inc.	641	37,415
Knight-Swift Transportation Holdings, Inc.	728	37,237
Tetra Tech, Inc.	238	35,543
Arrow Electronics, Inc.*	315	35,371
AptarGroup, Inc.	290	34,611
XPO Logistics, Inc.*	433	34,458
Lincoln Electric Holdings, Inc.	261	33,614
AGCO Corp.	272	33,328
Universal Display Corp.	190	32,483
ITT, Inc.	378	32,448
Donaldson Company, Inc.	552	31,690
Woodward, Inc.	279	31,583
Oshkosh Corp.	302	30,916
TopBuild Corp.*	145	29,698
Littelfuse, Inc.	108	29,513
Saia, Inc.*	116	27,612
Stericycle, Inc.*	404	27,460
II-VI, Inc.*	461	27,365
EMCOR Group, Inc.	236	27,230
Acuity Brands, Inc.	157	27,219
Coherent, Inc.*	108	27,010
Regal Beloit Corp.	179	26,911
Landstar System, Inc.	168	26,514
MDU Resources Group, Inc.	889	26,377
Colfax Corp.*	569	26,117
Sonoco Products Co.	432	25,739
Louisiana-Pacific Corp.	418	25,653
Vontier Corp.	742	24,931
Eagle Materials, Inc.	184	24,133
nVent Electric plc	738	23,860
MSA Safety, Inc.	160	23,312
National Instruments Corp.	584	22,910
Clean Harbors, Inc.*	220	22,851
Curtiss-Wright Corp.	180	22,712
Valmont Industries, Inc.	93	21,866
Hexcel Corp.*	368	21,855
MasTec, Inc.*	251	21,656
Crane Co.	219	20,763
Simpson Manufacturing Company, Inc.	191	20,431
Timken Co.	305	19,953
Flowserve Corp.	572	19,831
Ryder System, Inc.	236	19,520
SYNNEX Corp.	183	19,050
Southwest Gas Holdings, Inc.	260	17,389
Avnet, Inc.	437	16,156
Silgan Holdings, Inc.	369	14,155
GATX Corp.	156	13,971
EnerSys	187	13,920
Terex Corp.	307	12,924
Kirby Corp.*	264	12,661
Kennametal, Inc.	367	12,563
Werner Enterprises, Inc.	272	12,041
Mercury Systems, Inc.*	247	11,713
Vishay Intertechnology, Inc.	583	11,713
Belden, Inc.	197	11,477
Energizer Holdings, Inc.	276	10,778
Trinity Industries, Inc.	366	9,944
Fluor Corp.*	621	9,917
Dycom Industries, Inc.*	135	9,617
Worthington Industries, Inc.	145	7,642
Greif, Inc. — Class A	117	7,558
Total Industrial		2,006,043

Consumer, Non-cyclical - 13.8%
Molina Healthcare, Inc.*	257	69,727
Repligen Corp.*	225	65,023
Masimo Corp.*	223	60,368
Darling Ingredients, Inc.*	712	51,193
Paylocity Holding Corp.*	173	48,509
Service Corporation International	736	44,351
Hill-Rom Holdings, Inc.	289	43,350
Penumbra, Inc.*	151	40,242
Neurocrine Biosciences, Inc.*	416	39,899
Syneos Health, Inc.*	455	39,803
United Therapeutics Corp.*	197	36,362
Jazz Pharmaceuticals plc*	269	35,026
WEX, Inc.*	197	34,700
GXO Logistics, Inc.*	433	33,964
Tandem Diabetes Care, Inc.*	275	32,830
Encompass Health Corp.	437	32,793
Chemed Corp.	69	32,093
Performance Food Group Co.*	675	31,361
Tenet Healthcare Corp.*	470	31,227
Envista Holdings Corp.*	708	29,602
Exelixis, Inc.*	1,384	29,258
Arrowhead Pharmaceuticals, Inc.*	458	28,593
Post Holdings, Inc.*	257	28,311
Perrigo Company plc	584	27,641
STAAR Surgical Co.*	208	26,734
Globus Medical, Inc. — Class A*	344	26,357
ASGN, Inc.*	232	26,248
Ingredion, Inc.	294	26,169
ManpowerGroup, Inc.	238	25,771
Halozyme Therapeutics, Inc.*	625	25,425
Acadia Healthcare Company, Inc.*	395	25,193
Avis Budget Group, Inc.*	208	24,234
Medpace Holdings, Inc.*	126	23,849
Helen of Troy Ltd.*	106	23,816
HealthEquity, Inc.*	366	23,702
Quidel Corp.*	166	23,431
Integra LifeSciences Holdings Corp.*	320	21,914
LHC Group, Inc.*	139	21,811
Amedisys, Inc.*	143	21,321
Boston Beer Company, Inc. — Class A*	41	20,900
Flowers Foods, Inc.	874	20,653
ICU Medical, Inc.*	88	20,537
Neogen Corp.*	472	20,499
FTI Consulting, Inc.*	151	20,340

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
H&R Block, Inc.	782	$19,550
LivaNova plc*	234	18,530
Sanderson Farms, Inc.	93	17,503
Insperity, Inc.	158	17,497
Grand Canyon Education, Inc.*	198	17,416
Progyny, Inc.*	301	16,856
Sabre Corp.*	1,417	16,777
Haemonetics Corp.*	224	15,812
Hain Celestial Group, Inc.*	368	15,743
Option Care Health, Inc.*	608	14,750
Lancaster Colony Corp.	87	14,686
Nektar Therapeutics*	807	14,494
LiveRamp Holdings, Inc.*	298	14,075
Brink’s Co.	219	13,863
NuVasive, Inc.*	227	13,586
R1 RCM, Inc.*	588	12,942
PROG Holdings, Inc.*	292	12,267
Sprouts Farmers Market, Inc.*	502	11,631
Coty, Inc. — Class A*	1,470	11,554
Patterson Companies, Inc.	379	11,423
Graham Holdings Co. — Class B	18	10,605
Emergent BioSolutions, Inc.*	210	10,514
John Wiley & Sons, Inc. — Class A	191	9,972
Grocery Outlet Holding Corp.*	383	8,261
Pilgrim’s Pride Corp.*	214	6,223
Tootsie Roll Industries, Inc.	77	2,343
Total Consumer, Non-cyclical		1,764,003

Consumer, Cyclical - 13.1%
Williams-Sonoma, Inc.	330	58,519
RH*	75	50,018
GameStop Corp. — Class A*,1	273	47,903
Deckers Outdoor Corp.*	122	43,944
Five Below, Inc.*	246	43,495
Lithia Motors, Inc. — Class A	133	42,166
Lear Corp.	262	40,998
Tempur Sealy International, Inc.	863	40,052
Crocs, Inc.*	274	39,314
Watsco, Inc.	145	38,370
Churchill Downs, Inc.	152	36,492
Scientific Games Corp. — Class A*	422	35,056
Gentex Corp.	1,050	34,629
Dick’s Sporting Goods, Inc.	288	34,494
BJ’s Wholesale Club Holdings, Inc.*	602	33,062
YETI Holdings, Inc.*	384	32,905
Brunswick Corp.	340	32,392
Capri Holdings Ltd.*	668	32,338
IAA, Inc.*	592	32,306
Kohl’s Corp.	686	32,304
Wyndham Hotels & Resorts, Inc.	411	31,725
Casey’s General Stores, Inc.	163	30,717
Polaris, Inc.	250	29,915
Thor Industries, Inc.	243	29,831
Marriott Vacations Worldwide Corp.	188	29,578
Mattel, Inc.*	1,533	28,452
Toll Brothers, Inc.	509	28,143
Texas Roadhouse, Inc. — Class A	307	28,038
Fox Factory Holding Corp.*	185	26,740
Scotts Miracle-Gro Co. — Class A	179	26,198
Skechers USA, Inc. — Class A*	593	24,977
Harley-Davidson, Inc.	676	24,748
AutoNation, Inc.*	192	23,378
Boyd Gaming Corp.*	360	22,774
Goodyear Tire & Rubber Co.*	1,234	21,842
Wingstop, Inc.	131	21,475
JetBlue Airways Corp.*	1,397	21,360
Travel + Leisure Co.	379	20,667
Carter’s, Inc.	193	18,767
Avient Corp.	401	18,586
Victoria’s Secret & Co.*	330	18,236
Choice Hotels International, Inc.	144	18,197
Papa John’s International, Inc.	143	18,160
Foot Locker, Inc.	396	18,081
Univar Solutions, Inc.*	751	17,889
Murphy USA, Inc.	104	17,395
American Eagle Outfitters, Inc.	670	17,286
Adient plc*	414	17,160
Wendy’s Co.	783	16,976
MSC Industrial Direct Company, Inc. — Class A	206	16,519
Ollie’s Bargain Outlet Holdings, Inc.*,1	267	16,095
FirstCash, Inc.	178	15,575
KB Home	395	15,373
Columbia Sportswear Co.	154	14,759
Cracker Barrel Old Country Store, Inc.	104	14,543
Six Flags Entertainment Corp.*	340	14,450
Callaway Golf Co.*	515	14,230
Dana, Inc.	638	14,189
Taylor Morrison Home Corp. — Class A*	550	14,179
Nordstrom, Inc.*	489	12,934
Herman Miller, Inc.	331	12,465
Visteon Corp.*	123	11,610
Tri Pointe Homes, Inc.*	500	10,510
Jack in the Box, Inc.	95	9,246
Nu Skin Enterprises, Inc. — Class A	220	8,904
KAR Auction Services, Inc.*	524	8,588
Urban Outfitters, Inc.*	289	8,581
Total Consumer, Cyclical		1,680,798

Technology - 6.7%
Fair Isaac Corp.*	125	49,741
Manhattan Associates, Inc.*	279	42,695
Cree, Inc.*	507	40,930
Lattice Semiconductor Corp.*	599	38,725
MKS Instruments, Inc.	244	36,822
Aspen Technology, Inc.*	298	36,594
Genpact Ltd.	759	36,060
Brooks Automation, Inc.	326	33,366
Concentrix Corp.*	188	33,276
J2 Global, Inc.*	212	28,964
Synaptics, Inc.*	155	27,858
Lumentum Holdings, Inc.*	333	27,819
Teradata Corp.*	479	27,471
CACI International, Inc. — Class A*	103	26,996

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Digital Turbine, Inc.*	384	$26,400
Silicon Laboratories, Inc.*	178	24,949
KBR, Inc.	618	24,349
CDK Global, Inc.	535	22,764
Maximus, Inc.	270	22,464
NCR Corp.*	577	22,364
Semtech Corp.*	285	22,222
Science Applications International Corp.	255	21,818
Cirrus Logic, Inc.*	253	20,835
Envestnet, Inc.*	239	19,177
Sailpoint Technologies Holdings, Inc.*	408	17,495
Qualys, Inc.*	147	16,360
Cerence, Inc.*	167	16,050
ACI Worldwide, Inc.*	516	15,857
CMC Materials, Inc.	128	15,773
CommVault Systems, Inc.*	202	15,213
Blackbaud, Inc.*	185	13,015
Xerox Holdings Corp.	604	12,183
Amkor Technology, Inc.	440	10,978
NetScout Systems, Inc.*	325	8,759
Total Technology		856,342

Basic Materials - 3.2%
Steel Dynamics, Inc.	852	49,825
RPM International, Inc.	570	44,260
Reliance Steel & Aluminum Co.	279	39,735
Cleveland-Cliffs, Inc.*	1,998	39,580
Olin Corp.	634	30,590
Royal Gold, Inc.	288	27,501
United States Steel Corp.	1,187	26,079
Valvoline, Inc.	794	24,757
Ashland Global Holdings, Inc.	248	22,102
Chemours Co.	726	21,098
Sensient Technologies Corp.	185	16,850
Commercial Metals Co.	530	16,144
Cabot Corp.	249	12,480
Ingevity Corp.*	174	12,418
NewMarket Corp.	32	10,841
Minerals Technologies, Inc.	148	10,336
Compass Minerals International, Inc.	150	9,660
Total Basic Materials		414,256

Energy - 3.1%
SolarEdge Technologies, Inc.*	230	61,000
Targa Resources Corp.	1,004	49,407
First Solar, Inc.*	434	41,430
Sunrun, Inc.*	904	39,776
Cimarex Energy Co.	452	39,414
Equities Corp.*	1,328	27,171
NOV, Inc.*	1,706	22,366
HollyFrontier Corp.	657	21,767
ChampionX Corp.*	886	19,811
DT Midstream, Inc.	426	19,698
Equitrans Midstream Corp.	1,786	18,110
Murphy Oil Corp.	638	15,931
Antero Midstream Corp.	1,425	14,848
CNX Resources Corp.*	957	12,077
Total Energy		402,806

Communications - 2.3%
FactSet Research Systems, Inc.	166	65,533
Cable One, Inc.	22	39,889
New York Times Co. — Class A	733	36,115
Ciena Corp.*	680	34,918
Iridium Communications, Inc.*	580	23,113
TEGNA, Inc.	971	19,148
Viasat, Inc.*	322	17,732
Mimecast Ltd.*	269	17,109
TripAdvisor, Inc.*	432	14,623
Yelp, Inc. — Class A*	304	11,321
World Wrestling Entertainment, Inc. — Class A	198	11,140
Telephone & Data Systems, Inc.	434	8,463
Total Communications		299,104

Utilities - 2.2%
Essential Utilities, Inc.	982	45,251
UGI Corp.	919	39,168
OGE Energy Corp.	879	28,972
IDACORP, Inc.	222	22,950
National Fuel Gas Co.	401	21,060
Hawaiian Electric Industries, Inc.	480	19,598
PNM Resources, Inc.	377	18,654
Black Hills Corp.	279	17,510
ONE Gas, Inc.	235	14,892
New Jersey Resources Corp.	424	14,759
Spire, Inc.	227	13,888
ALLETE, Inc.	230	13,690
NorthWestern Corp.	226	12,950
Total Utilities		283,342

Total Common Stocks
(Cost $7,191,034)		10,151,343

MUTUAL FUNDS† - 11.7%
Guggenheim Strategy Fund II2	32,055	801,058
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	70,642	704,299
Total Mutual Funds
(Cost $1,494,474)		1,505,357

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$1,000,000	$999,952
Total U.S. Treasury Bills
(Cost $999,927)		999,952

REPURCHASE AGREEMENTS††,5 - 5.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	372,624	372,624
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	144,783	144,783
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	144,784	144,784
Total Repurchase Agreements
(Cost $662,191)		662,191

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	49,818	49,818
Total Securities Lending Collateral
(Cost $49,818)		49,818

Total Investments - 104.2%
(Cost $10,397,444)		$13,368,661
Other Assets & Liabilities, net - (4.2)%		(535,137)
Total Net Assets - 100.0%		$12,833,524

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	Pay	0.54% (1 Month USD LIBOR + 0.45%)	At Maturity	11/04/21	80	$212,454	$(4,916)
Goldman Sachs International	S&P MidCap 400 Index	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	11/04/21	563	1,486,392	(29,188)
Barclays Bank plc	S&P MidCap 400 Index	Pay	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	11/03/21	2,837	7,491,837	(92,805)
							$9,190,683	$(126,909)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,151,343	$—	$—	$10,151,343
Mutual Funds	1,505,357	—	—	1,505,357
U.S. Treasury Bills	—	999,952	—	999,952
Repurchase Agreements	—	662,191	—	662,191
Securities Lending Collateral	49,818	—	—	49,818
Total Assets	$11,706,518	$1,662,143	$—	$13,368,661

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$126,909	$—	$126,909

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,260,878	$—	$(460,000)	$228	$(48)	$801,058	32,055	$8,116
Guggenheim Ultra Short Duration Fund — Institutional Class	2,351,937	—	(1,650,000)	—	2,362	704,299	70,642	6,908
	$3,612,815	$—	$(2,110,000)	$228	$2,314	$1,505,357		$15,024

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value - including $47,852 of securities loaned (cost $8,240,779)	$11,201,113
Investments in affiliated issuers, at value (cost $1,494,474)	1,505,357
Repurchase agreements, at value (cost $662,191)	662,191
Receivables:
Dividends	12,870
Fund shares sold	1,215
Securities lending income	10
Total assets	13,382,756

Liabilities:
Unrealized depreciation on OTC swap agreements	126,909
Payable for:
Fund shares redeemed	317,232
Return of securities lending collateral	49,818
Swap settlement	17,780
Management fees	10,292
Securities purchased	5,474
Distribution and service fees	3,156
Transfer agent and administrative fees	3,120
Portfolio accounting fees	1,160
Trustees’ fees*	159
Miscellaneous	14,132
Total liabilities	549,232
Commitments and contingent liabilities (Note 11)	—
Net assets	$12,833,524

Net assets consist of:
Paid in capital	$6,974,645
Total distributable earnings (loss)	5,858,879
Net assets	$12,833,524

A-Class:
Net assets	$3,693,241
Capital shares outstanding	27,612
Net asset value per share	$133.75
Maximum offering price per share (Net asset value divided by 95.25%)	$140.42

C-Class:
Net assets	$389,455
Capital shares outstanding	3,426
Net asset value per share	$113.68

H-Class:
Net assets	$8,750,828
Capital shares outstanding	65,174
Net asset value per share	$134.27

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$85,555
Dividends from securities of affiliated issuers	15,024
Interest	300
Income from securities lending, net	31
Total investment income	100,910

Expenses:
Management fees	80,728
Distribution and service fees:
A-Class	5,657
C-Class	2,388
H-Class	16,170
Transfer agent and administrative fees	25,230
Portfolio accounting fees	8,970
Professional fees	3,549
Trustees’ fees*	1,364
Custodian fees	1,181
Miscellaneous	5,311
Total expenses	150,548
Less:
Expenses waived by Adviser	(1,935)
Net expenses	148,613
Net investment loss	(47,703)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$136,630
Investments in affiliated issuers	228
Swap agreements	817,230
Futures contracts	28,366
Net realized gain	982,454
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(102,666)
Investments in affiliated issuers	2,314
Swap agreements	(399,029)
Futures contracts	2,707
Net change in unrealized appreciation (depreciation)	(496,674)
Net realized and unrealized gain	485,780
Net increase in net assets resulting from operations	$438,077

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(47,703)	$(115,010)
Net realized gain on investments	982,454	15,185,252
Net change in unrealized appreciation (depreciation) on investments	(496,674)	3,188,486
Net increase in net assets resulting from operations	438,077	18,258,728

Distributions to shareholders:
A-Class	—	(10,762)
C-Class	—	(3,249)
H-Class	—	(75,702)
Total distributions to shareholders	—	(89,713)

Capital share transactions:
Proceeds from sale of shares
A-Class	352,920	2,852,099
C-Class	24,129	274,431
H-Class	13,046,758	117,613,646
Distributions reinvested
A-Class	—	10,667
C-Class	—	3,249
H-Class	—	72,127
Cost of shares redeemed
A-Class	(1,099,121)	(2,938,816)
C-Class	(303,984)	(2,613,497)
H-Class	(16,704,021)	(124,300,488)
Net decrease from capital share transactions	(4,683,319)	(9,026,582)
Net increase (decrease) in net assets	(4,245,242)	9,142,433

Net assets:
Beginning of period	17,078,766	7,936,333
End of period	$12,833,524	$17,078,766

Capital share activity:
Shares sold
A-Class	2,545	32,695
C-Class	202	2,977
H-Class	93,690	1,334,264
Shares issued from reinvestment of distributions
A-Class	—	101
C-Class	—	36
H-Class	—	678
Shares redeemed
A-Class	(7,806)	(34,729)
C-Class	(2,576)	(37,321)
H-Class	(119,808)	(1,315,725)
Net decrease in shares	(33,753)	(17,024)

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$131.92	$56.02	$89.82	$90.38	$79.90	$61.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	(.68)	.37	.58	.15	(.09)
Net gain (loss) on investments (realized and unrealized)	2.18	77.00	(33.98)	(.73)	10.83	18.50
Total from investment operations	1.83	76.32	(33.61)	(.15)	10.98	18.41
Less distributions from:
Net investment income	—	(.42)	(.19)	(.11)	—	—
Net realized gains	—	—	—	(.30)	(.50)	(.15)
Total distributions	—	(.42)	(.19)	(.41)	(.50)	(.15)
Net asset value, end of period	$133.75	$131.92	$56.02	$89.82	$90.38	$79.90

Total Return[c]	1.39%	136.41%	(37.52%)	(0.11%)	13.74%	29.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,693	$4,337	$1,950	$3,469	$2,382	$1,935
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.75%)	0.40%	0.64%	0.17%	(0.13%)
Total expenses[d]	1.66%	1.75%	1.77%	1.77%	1.67%	1.68%
Net expenses[e]	1.64%	1.72%	1.72%	1.75%	1.67%	1.68%
Portfolio turnover rate	49%	501%	617%	721%	722%	1,216%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$112.55	$48.18	$77.86	$78.99	$70.42	$54.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.75)	(1.12)	(.27)	(.09)	(.51)	(.65)
Net gain (loss) on investments (realized and unrealized)	1.88	65.91	(29.22)	(.63)	9.58	16.49
Total from investment operations	1.13	64.79	(29.49)	(.72)	9.07	15.84
Less distributions from:
Net investment income	—	(.42)	(.19)	(.11)	—	—
Net realized gains	—	—	—	(.30)	(.50)	(.15)
Total distributions	—	(.42)	(.19)	(.41)	(.50)	(.15)
Net asset value, end of period	$113.68	$112.55	$48.18	$77.86	$78.99	$70.42

Total Return[c]	1.00%	134.67%	(37.98%)	(0.86%)	12.89%	28.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$389	$653	$1,933	$3,722	$5,875	$7,720
Ratios to average net assets:
Net investment income (loss)	(1.27%)	(1.59%)	(0.34%)	(0.12%)	(0.68%)	(1.05%)
Total expenses[d]	2.41%	2.52%	2.52%	2.51%	2.43%	2.42%
Net expenses[e]	2.39%	2.50%	2.47%	2.50%	2.43%	2.42%
Portfolio turnover rate	49%	501%	617%	721%	722%	1,216%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$132.43	$56.24	$90.18	$90.82	$80.23	$61.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.60)	.27	.42	.35	(.37)
Net gain (loss) on investments (realized and unrealized)	2.20	77.21	(34.02)	(.65)	10.74	18.90
Total from investment operations	1.84	76.61	(33.75)	(.23)	11.09	18.53
Less distributions from:
Net investment income	—	(.42)	(.19)	(.11)	—	—
Net realized gains	—	—	—	(.30)	(.50)	(.15)
Total distributions	—	(.42)	(.19)	(.41)	(.50)	(.15)
Net asset value, end of period	$134.27	$132.43	$56.24	$90.18	$90.82	$80.23

Total Return	1.39%	136.39%	(37.52%)	(0.21%)	13.82%	29.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,751	$12,089	$4,054	$14,017	$13,956	$20,071
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.64%)	0.28%	0.49%	0.39%	(0.50%)
Total expenses[d]	1.66%	1.74%	1.79%	1.78%	1.66%	1.68%
Net expenses[e]	1.64%	1.72%	1.77%	1.77%	1.66%	1.68%
Portfolio turnover rate	49%	501%	617%	721%	722%	1,216%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	4.4%
Guggenheim Strategy Fund II	4.3%
Total	8.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(3.51%)	(33.39%)	(14.96%)	(16.18%)
A-Class Shares with sales charge‡	(8.09%)	(36.55%)	(15.79%)	(16.59%)
C-Class Shares	(3.90%)	(33.89%)	(15.56%)	(16.80%)
C-Class Shares with CDSC§	(4.86%)	(34.55%)	(15.56%)	(16.80%)
H-Class Shares	(3.53%)	(33.40%)	(14.95%)	(16.17%)
S&P MidCap 400 Index	1.81%	43.68%	12.97%	14.72%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 8.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,640	$66,202
Guggenheim Strategy Fund II1	2,621	65,504
Total Mutual Funds
(Cost $130,688)		131,706

	Face Amount
REPURCHASE AGREEMENTS††,2 - 89.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	$757,916	757,916
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	294,489	294,489
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	294,489	294,489
Total Repurchase Agreements
(Cost $1,346,894)		1,346,894

Total Investments - 97.9%
(Cost $1,477,582)		$1,478,600
Other Assets & Liabilities, net - 2.1%		31,849
Total Net Assets - 100.0%		$1,510,449

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	0.18% (Federal Funds Rate + 0.10%)	At Maturity	11/04/21	487	$1,287,241	$28,783
BNP Paribas	S&P MidCap 400 Index	Receive	0.04% (1 Month USD LIBOR - 0.05%)	At Maturity	11/04/21	29	76,862	1,779
Barclays Bank plc	S&P MidCap 400 Index	Receive	0.25% (U.S. Secured Overnight Financing Rate + 0.20%)	At Maturity	11/03/21	48	126,154	1,563
							$1,490,257	$32,125

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$131,706	$—	$—	$131,706
Repurchase Agreements	—	1,346,894	—	1,346,894
Equity Index Swap Agreements**	—	32,125	—	32,125
Total Assets	$131,706	$1,379,019	$—	$1,510,725

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$80,483	$15,000	$(30,000)	$217	$(196)	$65,504	2,621	$515
Guggenheim Ultra Short Duration Fund — Institutional Class	81,121	15,000	(30,000)	125	(44)	66,202	6,640	338
	$161,604	$30,000	$(60,000)	$342	$(240)	$131,706		$853

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in affiliated issuers, at value (cost $130,688)	$131,706
Repurchase agreements, at value (cost $1,346,894)	1,346,894
Unrealized appreciation on OTC swap agreements	32,125
Receivables:
Fund shares sold	4,102
Dividends	117
Total assets	1,514,944

Liabilities:
Payable for:
Swap settlement	2,005
Management fees	1,072
Transfer agent and administrative fees	324
Distribution and service fees	303
Portfolio accounting fees	121
Trustees’ fees*	7
Miscellaneous	663
Total liabilities	4,495
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,510,449

Net assets consist of:
Paid in capital	$7,276,078
Total distributable earnings (loss)	(5,765,629)
Net assets	$1,510,449

A-Class:
Net assets	$66,330
Capital shares outstanding	1,081
Net asset value per share	$61.37
Maximum offering price per share (Net asset value divided by 95.25%)	$64.43

C-Class:
Net assets	$3,297
Capital shares outstanding	62
Net asset value per share	$53.48

H-Class:
Net assets	$1,440,822
Capital shares outstanding	23,466
Net asset value per share	$61.40

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$853
Interest	126
Total investment income	979

Expenses:
Management fees	4,158
Distribution and service fees:
A-Class	107
C-Class	16
H-Class	1,044
Transfer agent and administrative fees	1,282
Portfolio accounting fees	462
Professional fees	75
Custodian fees	60
Trustees’ fees*	47
Miscellaneous	430
Total expenses	7,681
Less:
Expenses waived by Adviser	(95)
Net expenses	7,586
Net investment loss	(6,607)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	342
Swap agreements	(39,959)
Net realized loss	(39,617)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(240)
Swap agreements	40,812
Net change in unrealized appreciation (depreciation)	40,572
Net realized and unrealized gain	955
Net decrease in net assets resulting from operations	$(5,652)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,607)	$(15,298)
Net realized loss on investments	(39,617)	(857,649)
Net change in unrealized appreciation (depreciation) on investments	40,572	(23,498)
Net decrease in net assets resulting from operations	(5,652)	(896,445)

Distributions to shareholders:
A-Class	—	(726)
C-Class	—	(30)
H-Class	—	(4,681)
Total distributions to shareholders	—	(5,437)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,400	231,753
C-Class	—	10,000
H-Class	1,509,674	6,299,520
Distributions reinvested
A-Class	—	726
C-Class	—	30
H-Class	—	4,677
Cost of shares redeemed
A-Class	(34,630)	(79,006)
C-Class	—	(4,247)
H-Class	(846,057)	(6,227,459)
Net increase from capital share transactions	634,387	235,994
Net increase (decrease) in net assets	628,735	(665,888)

Net assets:
Beginning of period	881,714	1,547,602
End of period	$1,510,449	$881,714

Capital share activity:
Shares sold
A-Class	88	2,034
C-Class	—	109
H-Class	24,995	67,331
Shares issued from reinvestment of distributions
A-Class	—	10
H-Class	—	62
Shares redeemed
A-Class	(574)	(944)
C-Class	—	(48)
H-Class	(13,761)	(66,785)
Net increase in shares	10,748	1,769

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[j]	Year Ended March 31, 2019[j]	Year Ended March 29, 2018[j]	Year Ended March 31, 2017[j]
Per Share Data
Net asset value, beginning of period	$63.60	$127.90	$109.10	$111.55	$124.57	$153.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.45)	.75	.65	(.55)	(1.40)
Net gain (loss) on investments (realized and unrealized)	(1.82)	(63.36)	18.85 [f]	(3.10)	(12.47)	(27.56)
Total from investment operations	(2.23)	(63.81)	19.60	(2.45)	(13.02)	(28.96)
Less distributions from:
Net investment income	—	(.49)	(.80)	—	—	—
Total distributions	—	(.49)	(.80)	—	—	—
Net asset value, end of period	$61.37	$63.60	$127.90	$109.10	$111.55	$124.57

Total Return[c]	(3.51%)	(49.94%)	18.13%	(2.20%)	(10.47%)	(18.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66	$100	$60	$133	$156	$226
Ratios to average net assets:
Net investment income (loss)	(1.35%)	(1.29%)	0.68%	0.60%	(0.49%)	(1.02%)
Total expenses[d]	1.66%	1.76%	1.77%	1.77%	1.68%	1.68%
Net expenses[e]	1.63%	1.73%	1.70%	1.75%	1.68%	1.68%
Portfolio turnover rate	20%	42%	—	48%	37%	120%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[j]	Year Ended March 31, 2019[j]	Year Ended March 29, 2018[j]	Year Ended March 31, 2017[j]
Per Share Data
Net asset value, beginning of period	$55.65	$112.07	$97.04	$99.70	$112.28	$139.43
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	(.83)	— [g]	(.30)	(1.40)	(2.40)
Net gain (loss) on investments (realized and unrealized)	(1.59)	(55.10)	15.83 [f]	(2.36)	(11.18)	(24.75)
Total from investment operations	(2.17)	(55.93)	15.83	(2.66)	(12.58)	(27.15)
Less distributions from:
Net investment income	—	(.49)	(.80)	—	—	—
Total distributions	—	(.49)	(.80)	—	—	—
Net asset value, end of period	$53.48	$55.65	$112.07	$97.04	$99.70	$112.28

Total Return[c]	(3.90%)	(50.08%)	16.78%	(2.71%)	(11.22%)	(19.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3	$3	$— [h]	$— [h]	$2	$36
Ratios to average net assets:
Net investment income (loss)	(2.19%)	(1.95%)	0.00%[i]	(0.33%)	(1.30%)	(1.85%)
Total expenses[d]	2.44%	2.49%	2.63%	2.47%	2.44%	2.42%
Net expenses[e]	2.44%	2.46%	2.63%	2.47%	2.44%	2.42%
Portfolio turnover rate	20%	42%	—	48%	37%	120%

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[j]	Year Ended March 31, 2019[j]	Year Ended March 29, 2018[j]	Year Ended March 31, 2017[j]
Per Share Data
Net asset value, beginning of period	$63.65	$128.00	$109.20	$111.46	$124.52	$153.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.44)	(.42)	.70	.65	(.45)	(1.55)
Net gain (loss) on investments (realized and unrealized)	(1.81)	(63.44)	18.90 [f]	(2.91)	(12.61)	(27.37)
Total from investment operations	(2.25)	(63.86)	19.60	(2.26)	(13.06)	(28.92)
Less distributions from:
Net investment income	—	(.49)	(.80)	—	—	—
Total distributions	—	(.49)	(.80)	—	—	—
Net asset value, end of period	$61.40	$63.65	$128.00	$109.20	$111.46	$124.52

Total Return	(3.53%)	(49.94%)	18.11%	(2.02%)	(10.48%)	(18.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,441	$779	$1,488	$769	$509	$606
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.38%)	0.65%	0.61%	(0.39%)	(1.10%)
Total expenses[d]	1.66%	1.77%	1.78%	1.77%	1.68%	1.67%
Net expenses[e]	1.64%	1.75%	1.70%	1.75%	1.68%	1.67%
Portfolio turnover rate	20%	42%	—	48%	37%	120%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Less than $0.01 per share.
[h]	Less than $1,000 in Net Assets.
[i]	Less than 0.01%.
[j]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(1.79%)	73.41%	15.64%	18.21%
A-Class Shares with sales charge‡	(6.45%)	65.16%	14.53%	17.63%
C-Class Shares	(2.18%)	72.08%	14.78%	17.33%
C-Class Shares with CDSC§	(3.16%)	71.08%	14.78%	17.33%
H-Class Shares	(1.80%)	73.39%	15.58%	18.19%
Russell 2000 Index	(0.25%)	47.68%	13.45%	15.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	14	$—
Omthera Pharmaceuticals, Inc.*	57	—
Total Consumer, Non-cyclical		—

Communications — 0.0%
Nexstar Media Group, Inc.*	85	—
Total Rights
(Cost $—)		—

MUTUAL FUNDS† - 19.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	112,170	1,118,332
Guggenheim Strategy Fund II1	36,876	921,533
Total Mutual Funds
(Cost $2,023,780)		2,039,865

	Face Amount
FEDERAL AGENCY NOTES†† - 18.7%
Federal Home Loan Bank
0.09% (1 Month USD LIBOR - Rate Floor: 0.00%) due 10/20/21[2]	$1,000,000	1,000,042
4.00% due 12/24/30	500,000	504,276
Federal Farm Credit Bank
0.12% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	500,000	500,096
Total Federal Agency Notes
(Cost $2,004,471)		2,004,414

U.S. TREASURY BILLS†† - 12.4%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	1,000,000	999,952
0.05% due 12/09/21[3,4]	300,000	299,985
0.04% due 10/07/21[4,5]	27,000	27,000
Total U.S. Treasury Bills
(Cost $1,326,901)		1,326,937

REPURCHASE AGREEMENTS††,6 - 54.1%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	3,256,277	3,256,277
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	1,265,230	1,265,230
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	1,265,230	1,265,230
Total Repurchase Agreements
(Cost $5,786,737)		5,786,737

Total Investments - 104.3%
(Cost $11,141,889)		$11,157,953
Other Assets & Liabilities, net - (4.3)%		(461,867)
Total Net Assets - 100.0%		$10,696,086

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Dec 2021	$660,120	$(6,668)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	11/04/21	863	$1,902,494	$(25,957)
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	11/03/21	4,870	10,735,359	(30,463)
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	1,257	2,770,155	(50,113)
							$15,408,008	$(106,533)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
RUSSELL 2000® 1.5x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	2,039,865	—	—		2,039,865
Federal Agency Notes	—	2,004,414	—		2,004,414
U.S. Treasury Bills	—	1,326,937	—		1,326,937
Repurchase Agreements	—	5,786,737	—		5,786,737
Total Assets	$2,039,865	$9,118,088	$—		$11,157,953

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,668	$—	$—	$6,668
Equity Index Swap Agreements**	—	106,533	—	106,533
Total Liabilities	$6,668	$106,533	$—	$113,201

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$921,165	$—	$—	$—	$368	$921,533	36,876	$6,304
Guggenheim Ultra Short Duration Fund — Institutional Class	1,117,210	—	—	—	1,122	1,118,332	112,170	4,977
	$2,038,375	$—	$—	$—	$1,490	$2,039,865		$11,281

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $3,331,372)	$3,331,351
Investments in affiliated issuers, at value (cost $2,023,780)	2,039,865
Repurchase agreements, at value (cost $5,786,737)	5,786,737
Segregated cash with broker	12,136
Receivables:
Interest	5,425
Dividends	1,755
Total assets	11,177,269

Liabilities:
Unrealized depreciation on OTC swap agreements	106,533
Payable for:
Swap settlement	333,099
Fund shares redeemed	10,566
Management fees	8,465
Variation margin on futures contracts	6,450
Transfer agent and administrative fees	2,599
Distribution and service fees	2,441
Portfolio accounting fees	966
Trustees’ fees*	104
Miscellaneous	9,960
Total liabilities	481,183
Commitments and contingent liabilities (Note 11)	—
Net assets	$10,696,086

Net assets consist of:
Paid in capital	$7,334,393
Total distributable earnings (loss)	3,361,693
Net assets	$10,696,086

A-Class:
Net assets	$1,562,076
Capital shares outstanding	15,714
Net asset value per share	$99.41
Maximum offering price per share (Net asset value divided by 95.25%)	$104.37

C-Class:
Net assets	$40,462
Capital shares outstanding	489
Net asset value per share	$82.74

H-Class:
Net assets	$9,093,548
Capital shares outstanding	91,850
Net asset value per share	$99.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$11,281
Interest	3,354
Total investment income	14,635

Expenses:
Management fees	50,585
Distribution and service fees:
A-Class	2,089
C-Class	261
H-Class	11,897
Transfer agent and administrative fees	15,817
Portfolio accounting fees	5,621
Professional fees	2,720
Trustees’ fees*	881
Custodian fees	742
Miscellaneous	5,409
Total expenses	96,022
Less:
Expenses waived by Adviser	(1,402)
Net expenses	94,620
Net investment loss	(79,985)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,891
Swap agreements	(313,927)
Futures contracts	(139,486)
Net realized loss	(447,522)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,529)
Investments in affiliated issuers	1,490
Swap agreements	(73,665)
Futures contracts	25,135
Net change in unrealized appreciation (depreciation)	(51,569)
Net realized and unrealized loss	(499,091)
Net decrease in net assets resulting from operations	$(579,076)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(79,985)	$(119,124)
Net realized gain (loss) on investments	(447,522)	8,693,789
Net change in unrealized appreciation (depreciation) on investments	(51,569)	(231,620)
Net increase (decrease) in net assets resulting from operations	(579,076)	8,343,045

Distributions to shareholders:
A-Class	—	(4,708)
C-Class	—	(156)
H-Class	—	(20,841)
Total distributions to shareholders	—	(25,705)

Capital share transactions:
Proceeds from sale of shares
A-Class	79,414	57,548
C-Class	3,986	39,120
H-Class	12,336,095	35,843,045
Distributions reinvested
A-Class	—	4,547
C-Class	—	156
H-Class	—	20,710
Cost of shares redeemed
A-Class	(227,138)	(556,001)
C-Class	(37,328)	(19,899)
H-Class	(12,185,523)	(36,717,049)
Net decrease from capital share transactions	(30,494)	(1,327,823)
Net increase (decrease) in net assets	(609,570)	6,989,517

Net assets:
Beginning of period	11,305,656	4,316,139
End of period	$10,696,086	$11,305,656

Capital share activity:
Shares sold
A-Class	776	969
C-Class	48	588
H-Class	118,715	558,116
Shares issued from reinvestment of distributions
A-Class	—	55
C-Class	—	2
H-Class	—	253
Shares redeemed
A-Class	(2,338)	(7,944)
C-Class	(441)	(368)
H-Class	(120,923)	(550,126)
Net increase (decrease) in shares	(4,163)	1,545

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$101.22	$39.16	$63.62	$64.49	$55.99	$44.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(.94)	.32	.34	.02	(.32)
Net gain (loss) on investments (realized and unrealized)	(1.08)	63.25	(24.78)	(1.21)[f]	8.48	16.87
Total from investment operations	(1.81)	62.31	(24.46)	(.87)	8.50	16.55
Less distributions from:
Net investment income	—	(.25)	—	—	—	—
Net realized gains	—	—	—	—	—	(5.34)
Total distributions	—	(.25)	—	—	—	(5.34)
Net asset value, end of period	$99.41	$101.22	$39.16	$63.62	$64.49	$55.99

Total Return[c]	(1.79%)	159.26%	(38.45%)	(1.35%)	15.18%	38.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,562	$1,749	$948	$2,064	$1,400	$1,172
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.40%)	0.50%	0.52%	0.03%	(0.62%)
Total expenses[d]	1.70%	1.79%	1.82%	1.80%	1.72%	1.73%
Net expenses[e]	1.68%	1.77%	1.76%	1.78%	1.72%	1.73%
Portfolio turnover rate	—	—	93%	258%	580%	1,315%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$84.58	$32.98	$54.00	$55.14	$48.24	$39.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.93)	(1.27)	(.12)	(.30)	(.40)	(.63)
Net gain (loss) on investments (realized and unrealized)	(.91)	53.12	(20.90)	(.84)[f]	7.30	14.77
Total from investment operations	(1.84)	51.85	(21.02)	(1.14)	6.90	14.14
Less distributions from:
Net investment income	—	(.25)	—	—	—	—
Net realized gains	—	—	—	—	—	(5.34)
Total distributions	—	(.25)	—	—	—	(5.34)
Net asset value, end of period	$82.74	$84.58	$32.98	$54.00	$55.14	$48.24

Total Return[c]	(2.18%)	157.38%	(38.93%)	(2.07%)	14.30%	36.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40	$75	$22	$78	$1,017	$1,494
Ratios to average net assets:
Net investment income (loss)	(2.16%)	(2.16%)	(0.22%)	(0.50%)	(0.78%)	(1.41%)
Total expenses[d]	2.46%	2.52%	2.57%	2.54%	2.48%	2.47%
Net expenses[e]	2.43%	2.50%	2.51%	2.53%	2.48%	2.47%
Portfolio turnover rate	—	—	93%	258%	580%	1,315%

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$100.81	$39.00	$63.37	$64.22	$55.86	$44.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(.98)	.09	.29	(.11)	(.51)
Net gain (loss) on investments (realized and unrealized)	(1.08)	63.04	(24.46)	(1.14)[f]	8.47	16.96
Total from investment operations	(1.81)	62.06	(24.37)	(.85)	8.36	16.45
Less distributions from:
Net investment income	—	(.25)	—	—	—	—
Net realized gains	—	—	—	—	—	(5.34)
Total distributions	—	(.25)	—	—	—	(5.34)
Net asset value, end of period	$99.00	$100.81	$39.00	$63.37	$64.22	$55.86

Total Return	(1.80%)	159.27%	(38.46%)	(1.32%)	14.97%	37.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,094	$9,482	$3,347	$6,676	$7,178	$8,447
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.42%)	0.14%	0.46%	(0.18%)	(0.98%)
Total expenses[d]	1.70%	1.78%	1.84%	1.81%	1.72%	1.73%
Net expenses[e]	1.68%	1.76%	1.80%	1.80%	1.72%	1.73%
Portfolio turnover rate	—	—	93%	258%	580%	1,315%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

RUSSELL 2000® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(1.08%)	45.28%	11.56%	12.77%
A-Class Shares with sales charge‡	(5.78%)	38.38%	10.48%	12.22%
C-Class Shares	(1.47%)	44.20%	10.73%	11.91%
C-Class Shares with CDSC§	(2.46%)	43.20%	10.73%	11.91%
H-Class Shares	(1.09%)	45.30%	11.58%	12.76%
Russell 2000 Index	(0.25%)	47.68%	13.45%	15.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
RUSSELL 2000® FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	86	$—
Elanco Animal Health, Inc.*	505	—
Oncternal Therapeutics, Inc.*	7	—
Tobira Therapeutics, Inc.*	141	—
Total Consumer, Non-cyclical		—

Communications - 0.0%
Nexstar Media Group, Inc.*	2,530	—
Total Rights
(Cost $103)		—

EXCHANGE-TRADED FUNDS† - 8.6%
Vanguard Russell 2000 ETF[1]	15,743	1,391,838
iShares Russell 2000 Index ETF[1]	6,356	1,390,375
Total Exchange-Traded Funds
(Cost $2,799,131)		2,782,213

	Face Amount
FEDERAL AGENCY NOTES†† - 45.2%
Federal Home Loan Bank
0.09% (1 Month USD LIBOR, Rate Floor: 0.00%) due 10/20/21[2]	$3,100,000	3,100,130
1.70% due 01/24/24	2,500,000	2,512,768
4.00% due 12/24/30	500,000	504,277
4.00% due 11/30/29	500,000	502,963
Federal Farm Credit Bank
0.33% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,000,000	2,002,992
0.12% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	2,000,000	2,000,382
Farmer Mac
0.04% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[2]	4,000,000	3,999,788
Total Federal Agency Notes
(Cost $14,620,213)		14,623,300

U.S. GOVERNMENT SECURITIES†† - 12.5%
U.S. Treasury Note
1.75% due 05/15/22	4,000,000	4,042,187
Total U.S. Government Securities
(Cost $4,041,699)		4,042,187

U.S. TREASURY BILLS†† - 11.8%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	3,800,000	3,799,816
0.04% due 10/07/21[4,5]	20,000	20,000
Total U.S. Treasury Bills
(Cost $3,819,714)		3,819,816

REPURCHASE AGREEMENTS††,6 - 22.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	4,007,370	4,007,370
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	1,557,068	1,557,068
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	1,557,067	1,557,067
Total Repurchase Agreements
(Cost $7,121,505)		7,121,505

	Shares
SECURITIES LENDING COLLATERAL†,7 - 6.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	2,119,448	2,119,448
Total Securities Lending Collateral
(Cost $2,119,448)		2,119,448

Total Investments - 106.7%
(Cost $34,521,813)		$34,508,469
Other Assets & Liabilities, net - (6.7)%		(2,168,677)
Total Net Assets - 100.0%		$32,339,792

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	2	Dec 2021	$220,040	$(2,223)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
RUSSELL 2000® FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	11/04/21	436	$961,832	$(13,125)
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	699	1,541,067	(19,635)
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	11/03/21	12,244	26,991,390	(68,324)
							$29,494,289	$(101,084)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	2,782,213	—	—		2,782,213
Federal Agency Notes	—	14,623,300	—		14,623,300
U.S. Government Securities	—	4,042,187	—		4,042,187
U.S. Treasury Bills	—	3,819,816	—		3,819,816
Repurchase Agreements	—	7,121,505	—		7,121,505
Securities Lending Collateral	2,119,448	—	—		2,119,448
Total Assets	$4,901,661	$29,606,808	$—		$34,508,469

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,223	$—	$—	$2,223
Equity Index Swap Agreements**	—	101,084	—	101,084
Total Liabilities	$2,223	$101,084	$—	$103,307

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $2,058,701 of securities loaned (cost $27,400,308)	$27,386,964
Repurchase agreements, at value (cost $7,121,505)	7,121,505
Cash	4,316
Receivables:
Fund shares sold	122,398
Interest	48,266
Swap settlement	9,074
Dividends	3,478
Securities lending income	755
Total assets	34,696,756

Liabilities:
Unrealized depreciation on OTC swap agreements	101,084
Payable for:
Return of securities lending collateral	2,119,448
Fund shares redeemed	51,576
Management fees	20,404
Distribution and service fees	8,284
Transfer agent and administrative fees	7,318
Portfolio accounting fees	4,081
Variation margin on futures contracts	2,150
Trustees’ fees*	465
Miscellaneous	42,154
Total liabilities	2,356,964
Commitments and contingent liabilities (Note 11)	—
Net assets	$32,339,792

Net assets consist of:
Paid in capital	$28,516,520
Total distributable earnings (loss)	3,823,272
Net assets	$32,339,792

A-Class:
Net assets	$9,680,869
Capital shares outstanding	158,317
Net asset value per share	$61.15
Maximum offering price per share (Net asset value divided by 95.25%)	$64.20

C-Class:
Net assets	$2,341,836
Capital shares outstanding	43,818
Net asset value per share	$53.44

H-Class:
Net assets	$20,317,087
Capital shares outstanding	333,003
Net asset value per share	$61.01

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$9,191
Interest	10,747
Income from securities lending, net	1,868
Total investment income	21,806

Expenses:
Management fees	143,102
Distribution and service fees:
A-Class	14,129
C-Class	14,160
H-Class	30,034
Transfer agent and administrative fees	55,006
Portfolio accounting fees	28,621
Professional fees	15,640
Trustees’ fees*	5,062
Custodian fees	2,691
Miscellaneous	8,305
Total expenses	316,750
Net investment loss	(294,944)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	29,372
Swap agreements	223,833
Futures contracts	(334,700)
Net realized loss	(81,495)
Net change in unrealized appreciation (depreciation) on:
Investments	(34,024)
Swap agreements	(173,579)
Futures contracts	176,109
Net change in unrealized appreciation (depreciation)	(31,494)
Net realized and unrealized loss	(112,989)
Net decrease in net assets resulting from operations	$(407,933)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(294,944)	$(532,872)
Net realized gain (loss) on investments	(81,495)	19,088,588
Net change in unrealized appreciation (depreciation) on investments	(31,494)	(649,370)
Net increase (decrease) in net assets resulting from operations	(407,933)	17,906,346

Capital share transactions:
Proceeds from sale of shares
A-Class	3,373,643	16,968,164
C-Class	1,009,041	2,759,107
H-Class	24,008,114	106,439,279
Cost of shares redeemed
A-Class	(6,023,252)	(22,364,500)
C-Class	(2,331,394)	(2,002,731)
H-Class	(33,168,843)	(92,858,855)
Net increase (decrease) from capital share transactions	(13,132,691)	8,940,464
Net increase (decrease) in net assets	(13,540,624)	26,846,810

Net assets:
Beginning of period	45,880,416	19,033,606
End of period	$32,339,792	$45,880,416

Capital share activity:
Shares sold
A-Class	54,649	323,213
C-Class	18,421	61,590
H-Class	387,173	2,060,052
Shares redeemed
A-Class	(97,247)	(454,528)
C-Class	(43,120)	(48,862)
H-Class	(536,362)	(1,787,076)
Net increase (decrease) in shares	(216,486)	154,389

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$61.82	$32.24	$43.81	$43.67	$41.61	$33.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.77)	— [c]	(.05)	(.17)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.20)	30.35	(10.89)	.19 [e]	4.34	8.26
Total from investment operations	(.67)	29.58	(10.89)	.14	4.17	8.05
Less distributions from:
Net investment income	—	—	(.01)	—	—	—
Net realized gains	—	—	(.67)	—	(2.11)	—
Total distributions	—	—	(.68)	—	(2.11)	—
Net asset value, end of period	$61.15	$61.82	$32.24	$43.81	$43.67	$41.61

Total Return[d]	(1.08%)	91.75%	(25.32%)	0.32%	10.03%	23.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,681	$12,421	$10,712	$18,569	$17,163	$14,650
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.53%)	— [f]	(0.11%)	(0.40%)	(0.54%)
Total expenses	1.60%	1.67%	1.73%	1.71%	1.63%	1.62%
Portfolio turnover rate	270%	—	35%	112%	167%	203%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$54.24	$28.50	$39.09	$39.26	$37.87	$30.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.61)	(.95)	(.29)	(.37)	(.45)	(.44)
Net gain (loss) on investments (realized and unrealized)	(.19)	26.69	(9.62)	.20 [e]	3.95	7.53
Total from investment operations	(.80)	25.74	(9.91)	(.17)	3.50	7.09
Less distributions from:
Net investment income	—	—	(.01)	—	—	—
Net realized gains	—	—	(.67)	—	(2.11)	—
Total distributions	—	—	(.68)	—	(2.11)	—
Net asset value, end of period	$53.44	$54.24	$28.50	$39.09	$39.26	$37.87

Total Return[d]	(1.47%)	90.32%	(25.88%)	(0.43%)	9.21%	23.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,342	$3,717	$1,590	$3,264	$5,277	$5,841
Ratios to average net assets:
Net investment income (loss)	(2.24%)	(2.28%)	(0.74%)	(0.91%)	(1.16%)	(1.27%)
Total expenses	2.35%	2.43%	2.48%	2.46%	2.38%	2.38%
Portfolio turnover rate	270%	—	35%	112%	167%	203%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$61.68	$32.17	$43.70	$43.57	$41.51	$33.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.75)	.01	(.06)	(.19)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.20)	30.26	(10.86)	.19 [e]	4.36	8.24
Total from investment operations	(.67)	29.51	(10.85)	.13	4.17	8.03
Less distributions from:
Net investment income	—	—	(.01)	—	—	—
Net realized gains	—	—	(.67)	—	(2.11)	—
Total distributions	—	—	(.68)	—	(2.11)	—
Net asset value, end of period	$61.01	$61.68	$32.17	$43.70	$43.57	$41.51

Total Return	(1.09%)	91.73%	(25.30%)	0.30%	10.03%	23.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,317	$29,743	$6,731	$19,384	$24,713	$29,466
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.52%)	0.01%	(0.14%)	(0.43%)	(0.54%)
Total expenses	1.60%	1.67%	1.73%	1.71%	1.63%	1.63%
Portfolio turnover rate	270%	—	35%	112%	167%	203%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Less than 0.01%.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	22.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	22.7%
Total	45.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(1.86%)	(36.30%)	(16.36%)	(17.18%)
A-Class Shares with sales charge‡	(6.53%)	(39.32%)	(17.17%)	(17.58%)
C-Class Shares	(2.21%)	(36.78%)	(16.98%)	(17.79%)
C-Class Shares with CDSC§	(3.22%)	(37.41%)	(16.98%)	(17.79%)
H-Class Shares	(1.87%)	(36.28%)	(16.34%)	(17.15%)
Russell 2000 Index	(0.25%)	47.68%	13.45%	15.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 45.5%
Guggenheim Strategy Fund II1	51,129	$1,277,717
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	127,491	1,271,085
Total Mutual Funds
(Cost $2,512,853)		2,548,802

	Face Amount
FEDERAL AGENCY NOTES†† - 11.0%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	$500,000	499,874
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,269
Total Federal Agency Notes
(Cost $619,904)		620,143

U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	125,000	124,994
Total U.S. Treasury Bills
(Cost $124,991)		124,994

REPURCHASE AGREEMENTS††,5 - 42.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	1,342,214	1,342,214
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	521,518	521,518
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	521,518	521,518
Total Repurchase Agreements
(Cost $2,385,250)		2,385,250

Total Investments - 101.3%
(Cost $5,642,998)		$5,679,189
Other Assets & Liabilities, net - (1.3)%		(73,794)
Total Net Assets - 100.0%		$5,605,395

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	0.03% (Federal Funds Rate - 0.05%)	At Maturity	11/04/21	1,838	$4,051,234	$32,115
BNP Paribas	Russell 2000 Index	Pay	(0.31)% (1 Month USD LIBOR - 0.40%)	At Maturity	11/04/21	467	1,029,175	14,041
Barclays Bank plc	Russell 2000 Index	Pay	(0.45)% (U.S. Secured Overnight Financing Rate - 0.50%)	At Maturity	11/03/21	236	519,519	1,315
							$5,599,928	$47,471

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,548,802	$—	$—	$2,548,802
Federal Agency Notes	—	620,143	—	620,143
U.S. Treasury Bills	—	124,994	—	124,994
Repurchase Agreements	—	2,385,250	—	2,385,250
Equity Index Swap Agreements**	—	47,471	—	47,471
Total Assets	$2,548,802	$3,177,858	$—	$5,726,660

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,277,205	$—	$—	$—	$512	$1,277,717	51,129	$8,740
Guggenheim Ultra Short Duration Fund — Institutional Class	1,269,811	—	—	—	1,274	1,271,085	127,491	5,657
	$2,547,016	$—	$—	$—	$1,786	$2,548,802		$14,397

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $744,895)	$745,137
Investments in affiliated issuers, at value (cost $2,512,853)	2,548,802
Repurchase agreements, at value (cost $2,385,250)	2,385,250
Segregated cash with broker	17,019
Unrealized appreciation on OTC swap agreements	47,471
Receivables:
Fund shares sold	23,000
Dividends	2,242
Interest	95
Total assets	5,769,016

Liabilities:
Payable for:
Fund shares redeemed	131,106
Swap settlement	19,117
Management fees	3,394
Transfer agent and administrative fees	1,092
Distribution and service fees	1,026
Portfolio accounting fees	406
Trustees’ fees*	82
Miscellaneous	7,398
Total liabilities	163,621
Commitments and contingent liabilities (Note 11)	—
Net assets	$5,605,395

Net assets consist of:
Paid in capital	$46,871,440
Total distributable earnings (loss)	(41,266,045)
Net assets	$5,605,395

A-Class:
Net assets	$1,282,450
Capital shares outstanding	23,641
Net asset value per share	$54.25
Maximum offering price per share (Net asset value divided by 95.25%)	$56.96

C-Class:
Net assets	$18,026
Capital shares outstanding	380
Net asset value per share	$47.44

H-Class:
Net assets	$4,304,919
Capital shares outstanding	79,040
Net asset value per share	$54.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$14,397
Interest	777
Total investment income	15,174

Expenses:
Management fees	26,163
Distribution and service fees:
A-Class	484
C-Class	92
H-Class	6,761
Transfer agent and administrative fees	8,493
Portfolio accounting fees	2,907
Professional fees	2,870
Trustees’ fees*	953
Custodian fees	425
Miscellaneous	478
Total expenses	49,626
Less:
Expenses waived by Adviser	(1,593)
Net expenses	48,033
Net investment loss	(32,859)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	28
Swap agreements	(13,186)
Futures contracts	(47,747)
Net realized loss	(60,905)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(235)
Investments in affiliated issuers	1,786
Swap agreements	(63,785)
Futures contracts	(31,475)
Net change in unrealized appreciation (depreciation)	(93,709)
Net realized and unrealized loss	(154,614)
Net decrease in net assets resulting from operations	$(187,473)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(32,859)	$(227,644)
Net realized loss on investments	(60,905)	(13,238,161)
Net change in unrealized appreciation (depreciation) on investments	(93,709)	(233,907)
Net decrease in net assets resulting from operations	(187,473)	(13,699,712)

Distributions to shareholders:
A-Class	—	(286)
C-Class	—	(39)
H-Class	—	(5,815)
Total distributions to shareholders	—	(6,140)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,034,312	1,016,352
C-Class	—	69,459
H-Class	11,715,710	86,070,796
Distributions reinvested
A-Class	—	286
C-Class	—	39
H-Class	—	5,776
Cost of shares redeemed
A-Class	(54,283)	(566,925)
C-Class	(7,857)	(85,226)
H-Class	(12,328,668)	(90,085,151)
Net increase (decrease) from capital share transactions	359,214	(3,574,594)
Net increase (decrease) in net assets	171,741	(17,280,446)

Net assets:
Beginning of period	5,433,654	22,714,100
End of period	$5,605,395	$5,433,654

Capital share activity:
Shares sold
A-Class	18,839	10,628
C-Class	—	895
H-Class	213,571	1,035,477
Shares issued from reinvestment of distributions
A-Class	—	4
C-Class	—	1
H-Class	—	87
Shares redeemed
A-Class	(985)	(6,557)
C-Class	(163)	(1,230)
H-Class	(226,184)	(1,129,019)
Net increase (decrease) in shares	5,078	(89,714)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$55.28	$120.61	$102.08	$104.50	$118.12	$153.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.45)	.50	.70	(.90)	(1.55)
Net gain (loss) on investments (realized and unrealized)	(.72)	(64.83)	18.73 [g]	(3.12)	(12.72)	(34.11)
Total from investment operations	(1.03)	(65.28)	19.23	(2.42)	(13.62)	(35.66)
Less distributions from:
Net investment income	—	(.05)	(.70)	—	—	—
Total distributions	—	(.05)	(.70)	—	—	—
Net asset value, end of period	$54.25	$55.28	$120.61	$102.08	$104.50	$118.12

Total Return[c]	(1.86%)	(54.13%)	19.00%	(2.30%)	(11.52%)	(23.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,282	$320	$207	$746	$262	$8,645
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.38%)	0.51%	0.65%	(0.76%)	(1.11%)
Total expenses[d]	1.71%	1.80%	1.82%	1.83%	1.74%	1.71%
Net expenses[e]	1.65%	1.78%	1.78%	1.81%	1.74%	1.71%
Portfolio turnover rate	—	14%	7%	40%	—	58%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$48.51	$106.73	$91.07	$93.97	$107.05	$140.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.44)	(.61)	(.30)	(.25)	(1.25)	(2.25)
Net gain (loss) on investments (realized and unrealized)	(.63)	(57.56)	16.66 [g]	(2.65)	(11.83)	(31.05)
Total from investment operations	(1.07)	(58.17)	16.36	(2.90)	(13.08)	(33.30)
Less distributions from:
Net investment income	—	(.05)	(.70)	—	—	—
Total distributions	—	(.05)	(.70)	—	—	—
Net asset value, end of period	$47.44	$48.51	$106.73	$91.07	$93.97	$107.05

Total Return[c]	(2.21%)	(54.49%)	18.22%	(3.09%)	(12.24%)	(23.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18	$26	$94	$460	$607	$1,028
Ratios to average net assets:
Net investment income (loss)	(1.87%)	(2.15%)	(0.34%)	(0.26%)	(1.22%)	1.83%
Total expenses[d]	2.46%	2.57%	2.57%	2.56%	2.48%	2.47%
Net expenses[e]	2.40%	2.54%	2.53%	2.55%	2.48%	2.47%
Portfolio turnover rate	—	14%	7%	40%	—	58%

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$55.51	$121.09	$102.43	$104.78	$118.47	$154.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.44)	.10	.55	(.45)	(1.60)
Net gain (loss) on investments (realized and unrealized)	(.73)	(65.09)	19.26 [g]	(2.90)	(13.24)	(34.08)
Total from investment operations	(1.04)	(65.53)	19.36	(2.35)	(13.69)	(35.68)
Less distributions from:
Net investment income	—	(.05)	(.70)	—	—	—
Total distributions	—	(.05)	(.70)	—	—	—
Net asset value, end of period	$54.47	$55.51	$121.09	$102.43	$104.78	$118.47

Total Return	(1.87%)	(54.13%)	19.08%	(2.24%)	(11.52%)	(23.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,305	$5,087	$22,414	$9,392	$3,543	$5,777
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.42%)	0.07%	0.53%	(0.39%)	(1.14%)
Total expenses[d]	1.70%	1.81%	1.82%	1.82%	1.72%	1.72%
Net expenses[e]	1.65%	1.79%	1.79%	1.81%	1.72%	1.72%
Portfolio turnover rate	—	14%	7%	40%	—	58%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests
[e]	Reverse share split — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020 — See Note 11.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

DOW JONES INDUSTRIAL AVERAGE® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Dow Jones Industrials Average® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	December 1, 2015
C-Class	December 1, 2015
H-Class	December 1, 2015

Ten Largest Holdings (% of Total Net Assets)
UnitedHealth Group, Inc.	6.6%
Goldman Sachs Group, Inc.	6.4%
Guggenheim Strategy Fund II	6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.7%
Home Depot, Inc.	5.5%
Microsoft Corp.	4.8%
salesforce.com, Inc.	4.6%
McDonald’s Corp.	4.1%
Visa, Inc. — Class A	3.8%
Boeing Co.	3.7%
Top Ten Total	51.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	Since Inception (12/01/15)
A-Class Shares	2.81%	22.35%	13.72%	12.27%
A-Class Shares with sales charge‡	(2.07%)	16.54%	12.62%	11.34%
C-Class Shares	2.42%	21.42%	12.87%	11.44%
C-Class Shares with CDSC§	1.42%	20.42%	12.87%	11.44%
H-Class Shares	2.81%	22.33%	13.72%	12.28%
Dow Jones Industrial Average Index	3.54%	24.15%	15.68%	14.17%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
DOW JONES INDUSTRIAL AVERAGE® FUND

	Shares	Value
COMMON STOCKS† - 86.8%

Financial - 18.3%
Goldman Sachs Group, Inc.	4,075	$1,540,472
Visa, Inc. — Class A	4,075	907,706
American Express Co.	4,075	682,685
JPMorgan Chase & Co.	4,075	667,037
Travelers Companies, Inc.	4,075	619,440
Total Financial		4,417,340

Consumer, Non-cyclical - 17.4%
UnitedHealth Group, Inc.	4,075	1,592,265
Amgen, Inc.	4,075	866,549
Johnson & Johnson	4,075	658,113
Procter & Gamble Co.	4,075	569,685
Merck & Company, Inc.	4,075	306,073
Coca-Cola Co.	4,075	213,815
Total Consumer, Non-cyclical		4,206,500

Consumer, Cyclical - 15.2%
Home Depot, Inc.	4,075	1,337,659
McDonald’s Corp.	4,075	982,523
NIKE, Inc. — Class B	4,075	591,812
Walmart, Inc.	4,075	567,974
Walgreens Boots Alliance, Inc.	4,075	191,729
Total Consumer, Cyclical		3,671,697

Technology - 15.0%
Microsoft Corp.	4,075	1,148,824
salesforce.com, Inc.*	4,075	1,105,222
Apple, Inc.	4,075	576,612
International Business Machines Corp.	4,075	566,140
Intel Corp.	4,075	217,116
Total Technology		3,613,914

Industrial - 13.5%
Boeing Co.*	4,075	896,255
Honeywell International, Inc.	4,075	865,041
Caterpillar, Inc.	4,075	782,278
3M Co.	4,075	714,837
Total Industrial		3,258,411

Communications - 4.7%
Walt Disney Co.*	4,075	689,368
Cisco Systems, Inc.	4,075	221,802
Verizon Communications, Inc.	4,075	220,091
Total Communications		1,131,261

Energy - 1.7%
Chevron Corp.	4,075	413,409

Basic Materials - 1.0%
Dow, Inc.	4,075	234,557

Total Common Stocks
(Cost $15,014,382)		20,947,089

MUTUAL FUNDS† - 11.7%
Guggenheim Strategy Fund II1	57,491	1,436,704
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	137,860	1,374,460
Total Mutual Funds
(Cost $2,795,529)		2,811,164

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	$300,000	299,985
0.04% due 10/07/21[3,4]	55,000	55,000
Total U.S. Treasury Bills
(Cost $354,978)		354,985

REPURCHASE AGREEMENTS††,5 - 0.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	70,109	70,109
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	27,241	27,241
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	27,241	27,241
Total Repurchase Agreements
(Cost $124,591)		124,591

Total Investments - 100.5%
(Cost $18,289,480)		$24,237,829
Other Assets & Liabilities, net - (0.5)%		(116,145)
Total Net Assets - 100.0%		$24,121,684

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	6	Dec 2021	$1,011,270	$(23,501)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
DOW JONES INDUSTRIAL AVERAGE® FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	31	$1,063,295	$(23,376)
BNP Paribas	Dow Jones Industrial Average Index	Pay	0.59% (1 Month USD LIBOR + 0.50%)	At Maturity	11/04/21	29	986,614	(25,736)
							$2,049,909	$(49,112)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,947,089	$—	$—	$20,947,089
Mutual Funds	2,811,164	—	—	2,811,164
U.S. Treasury Bills	—	354,985	—	354,985
Repurchase Agreements	—	124,591	—	124,591
Total Assets	$23,758,253	$479,576	$—	$24,237,829

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$23,501	$—	$—	$23,501
Equity Index Swap Agreements**	—	49,112	—	49,112
Total Liabilities	$23,501	$49,112	$—	$72,613

**	This derivative is reported as unrealized appreciation/depreciation at period end.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
DOW JONES INDUSTRIAL AVERAGE® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,835,969	$—	$(400,000)	$2,903	$(2,168)	$1,436,704	57,491	$11,020
Guggenheim Ultra Short Duration Fund — Institutional Class	623,081	750,000	—	—	1,379	1,374,460	137,860	3,637
	$2,459,050	$750,000	$(400,000)	$2,903	$(789)	$2,811,164		$14,657

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $15,369,360)	$21,302,074
Investments in affiliated issuers, at value (cost $2,795,529)	2,811,164
Repurchase agreements, at value (cost $124,591)	124,591
Receivables:
Fund shares sold	48,051
Dividends	10,206
Total assets	24,296,086

Liabilities:
Unrealized depreciation on OTC swap agreements	49,112
Payable for:
Fund shares redeemed	27,437
Licensing fees	18,343
Management fees	18,215
Variation margin on futures contracts	16,680
Swap settlement	8,640
Distribution and service fees	8,020
Transfer agent and administrative fees	6,634
Portfolio accounting fees	2,466
Trustees’ fees*	226
Miscellaneous	18,629
Total liabilities	174,402
Commitments and contingent liabilities (Note 11)	—
Net assets	$24,121,684

Net assets consist of:
Paid in capital	$19,208,747
Total distributable earnings (loss)	4,912,937
Net assets	$24,121,684

A-Class:
Net assets	$5,514,974
Capital shares outstanding	64,770
Net asset value per share	$85.15
Maximum offering price per share (Net asset value divided by 95.25%)	$89.40

C-Class:
Net assets	$2,858,565
Capital shares outstanding	35,218
Net asset value per share	$81.17

H-Class:
Net assets	$15,748,145
Capital shares outstanding	184,810
Net asset value per share	$85.21

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers	$217,174
Dividends from securities of affiliated issuers	14,657
Interest	202
Total investment income	232,033

Expenses:
Management fees	101,799
Distribution and service fees:
A-Class	4,943
C-Class	15,192
H-Class	25,192
Transfer agent and administrative fees	37,844
Portfolio accounting fees	13,573
Licensing fees	13,573
Professional fees	4,139
Custodian fees	1,745
Trustees’ fees*	1,583
Miscellaneous	9,732
Total expenses	229,315
Less:
Expenses waived by Adviser	(1,034)
Net expenses	228,281
Net investment income	3,752

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(402,771)
Investments in affiliated issuers	2,903
Swap agreements	399,506
Futures contracts	77,323
Net realized gain	76,961
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	688,605
Investments in affiliated issuers	(789)
Swap agreements	(203,580)
Futures contracts	(25,337)
Net change in unrealized appreciation (depreciation)	458,899
Net realized and unrealized gain	535,860
Net increase in net assets resulting from operations	$539,612

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,752	$(6,714)
Net realized gain on investments	76,961	3,842,712
Net change in unrealized appreciation (depreciation) on investments	458,899	4,745,310
Net increase in net assets resulting from operations	539,612	8,581,308

Distributions to shareholders:
A-Class	—	(219,502)
C-Class	—	(100,677)
H-Class	—	(667,482)
Total distributions to shareholders	—	(987,661)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,996,648	16,573,038
C-Class	445,518	1,170,506
H-Class	30,374,342	55,034,990
Distributions reinvested
A-Class	—	124,588
C-Class	—	100,157
H-Class	—	665,388
Cost of shares redeemed
A-Class	(431,212)	(17,549,236)
C-Class	(500,926)	(806,262)
H-Class	(32,595,928)	(68,232,740)
Net increase (decrease) from capital share transactions	288,442	(12,919,571)
Net increase (decrease) in net assets	828,054	(5,325,924)

Net assets:
Beginning of period	23,293,630	28,619,554
End of period	$24,121,684	$23,293,630

Capital share activity:
Shares sold
A-Class	34,082	229,982
C-Class	5,382	16,492
H-Class	348,454	787,958
Shares issued from reinvestment of distributions
A-Class	—	1,651
C-Class	—	1,384
H-Class	—	8,811
Shares redeemed
A-Class	(4,953)	(242,246)
C-Class	(6,029)	(11,565)
H-Class	(374,790)	(1,009,796)
Net increase (decrease) in shares	2,146	(217,329)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$82.82	$57.33	$70.54	$66.00	$58.25	$49.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.02	.47	.55	.34	.23
Net gain (loss) on investments (realized and unrealized)	2.28	29.21	(10.67)	4.78	9.91	8.73
Total from investment operations	2.33	29.23	(10.20)	5.33	10.25	8.96
Less distributions from:
Net investment income	—	(.06)	(.31)	(.64)	(.35)	(.02)
Net realized gains	—	(3.68)	(2.70)	(.15)	(2.15)	(.29)
Total distributions	—	(3.74)	(3.01)	(.79)	(2.50)	(.31)
Net asset value, end of period	$85.15	$82.82	$57.33	$70.54	$66.00	$58.25

Total Return[c]	2.81%	51.61%	(15.38%)	8.15%	17.55%	18.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,515	$2,952	$2,652	$19,022	$20,953	$19,523
Ratios to average net assets:
Net investment income (loss)	0.12%	0.02%	0.65%	0.80%	0.54%	0.44%
Total expenses[d]	1.61%	1.69%	1.66%	1.61%	1.56%	1.56%
Net expenses[e]	1.60%	1.68%	1.64%	1.61%	1.56%	1.56%
Portfolio turnover rate	73%	110%	186%	465%	168%	668%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$79.25	$55.37	$68.74	$64.81	$57.66	$49.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)	(.49)	(.02)	.03	(.09)	(.11)
Net gain (loss) on investments (realized and unrealized)	2.22	28.11	(10.34)	4.69	9.74	8.61
Total from investment operations	1.92	27.62	(10.36)	4.72	9.65	8.50
Less distributions from:
Net investment income	—	(.06)	(.31)	(.64)	(.35)	(.02)
Net realized gains	—	(3.68)	(2.70)	(.15)	(2.15)	(.29)
Total distributions	—	(3.74)	(3.01)	(.79)	(2.50)	(.31)
Net asset value, end of period	$81.17	$79.25	$55.37	$68.74	$64.81	$57.66

Total Return[c]	2.42%	50.52%	(16.03%)	7.37%	16.66%	17.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,859	$2,842	$1,637	$1,731	$3,294	$2,144
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.70%)	(0.03%)	0.04%	(0.14%)	(0.21%)
Total expenses[d]	2.36%	2.44%	2.42%	2.36%	2.30%	2.32%
Net expenses[e]	2.35%	2.43%	2.40%	2.36%	2.36%	2.32%
Portfolio turnover rate	73%	110%	186%	465%	168%	668%

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$82.88	$57.36	$70.59	$66.04	$58.28	$49.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.03	.51	.55	.39	.28
Net gain (loss) on investments (realized and unrealized)	2.28	29.23	(10.73)	4.79	9.87	8.72
Total from investment operations	2.33	29.26	(10.22)	5.34	10.26	9.00
Less distributions from:
Net investment income	—	(.06)	(.31)	(.64)	(.35)	(.02)
Net realized gains	—	(3.68)	(2.70)	(.15)	(2.15)	(.29)
Total distributions	—	(3.74)	(3.01)	(.79)	(2.50)	(.31)
Net asset value, end of period	$85.21	$82.88	$57.36	$70.59	$66.04	$58.28

Total Return	2.81%	51.64%	(15.40%)	8.16%	17.54%	18.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,748	$17,500	$24,331	$40,617	$68,766	$42,495
Ratios to average net assets:
Net investment income (loss)	0.12%	0.05%	0.70%	0.80%	0.61%	0.52%
Total expenses[d]	1.61%	1.70%	1.66%	1.62%	1.55%	1.57%
Net expenses[e]	1.60%	1.69%	1.64%	1.62%	1.55%	1.57%
Portfolio turnover rate	73%	110%	186%	465%	168%	668%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 3, 1994
A-Class	March 31, 2004
C-Class	May 2, 2001
H-Class	September 18, 2014

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bonds	87.4%
Guggenheim Strategy Fund II	5.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.6%
Total	97.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	9.48%	(15.74%)	1.98%	4.41%
A-Class Shares	9.35%	(16.05%)	1.73%	4.20%
A-Class Shares with sales charge‡	4.16%	(20.04%)	0.74%	3.70%
C-Class Shares	8.93%	(16.69%)	0.97%	3.38%
C-Class Shares with CDSC§	7.93%	(17.26%)	0.97%	3.38%
Bloomberg U.S. Long Treasury Index	6.96%	(10.27%)	3.31%	4.39%
Price Movement of Long Treasury Bond**	7.41%	(13.54%)	0.56%	1.37%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	9.31%	(16.06%)	1.71%	5.45%
Bloomberg U.S. Long Treasury Index	6.96%	(10.27%)	3.31%	5.78%
Price Movement of Long Treasury Bond**	7.41%	(13.54%)	0.56%	3.31%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Long Treasury Index and the Price Movement of the Long Treasury Bond are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect interest.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 9.8%
Guggenheim Strategy Fund II1	142,784	$3,568,171
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	312,486	3,115,487
Total Mutual Funds
(Cost $6,656,597)		6,683,658

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 87.4%
U.S. Treasury Bonds
2.00% due 08/15/51	$60,600,000	59,558,438
Total U.S. Government Securities
(Cost $60,071,147)		59,558,438

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	719,000	718,996
Total U.S. Treasury Bills
(Cost $718,995)		718,996

REPURCHASE AGREEMENTS††,4 - 0.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	176,063	176,063
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	68,409	68,409
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	68,409	68,409
Total Repurchase Agreements
(Cost $312,881)		312,881

Total Investments - 98.7%
(Cost $67,759,620)		$67,273,973
Other Assets & Liabilities, net - 1.3%		867,517
Total Net Assets - 100.0%		$68,141,490

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	140	Dec 2021	$26,823,125	$(360,215)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,683,658	$—	$—	$6,683,658
U.S. Government Securities	—	59,558,438	—	59,558,438
U.S. Treasury Bills	—	718,996	—	718,996
Repurchase Agreements	—	312,881	—	312,881
Total Assets	$6,683,658	$60,590,315	$—	$67,273,973

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$360,215	$—	$—	$360,215

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,565,542	$1,000,000	$(3,000,000)	$8,965	$(6,336)	$3,568,171	142,784	$28,680
Guggenheim Ultra Short Duration Fund — Institutional Class	5,608,852	1,000,000	(3,500,000)	(5,606)	12,241	3,115,487	312,486	18,530
	$11,174,394	$2,000,000	$(6,500,000)	$3,359	$5,905	$6,683,658		$47,210

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $60,790,142)	$60,277,434
Investments in affiliated issuers, at value (cost $6,656,597)	6,683,658
Repurchase agreements, at value (cost $312,881)	312,881
Segregated cash with broker	597,595
Receivables:
Securities sold	49,337,187
Fund shares sold	4,348,041
Interest	411,776
Variation margin on futures contracts	74,747
Dividends	5,962
Total assets	122,049,281

Liabilities:
Payable for:
Fund shares redeemed	53,647,278
Management fees	29,933
Transfer agent and administrative fees	13,391
Distribution and service fees	11,992
Portfolio accounting fees	6,115
Distributions to shareholders	1,981
Miscellaneous	197,101
Total liabilities	53,907,791
Commitments and contingent liabilities (Note 11)	—
Net assets	$68,141,490

Net assets consist of:
Paid in capital	$78,995,019
Total distributable earnings (loss)	(10,853,529)
Net assets	$68,141,490

Investor Class:
Net assets	$20,635,368
Capital shares outstanding	499,285
Net asset value per share	$41.33

A-Class:
Net assets	$2,740,163
Capital shares outstanding	65,570
Net asset value per share	$41.79
Maximum offering price per share (Net asset value divided by 95.25%)	$43.87

C-Class:
Net assets	$886,850
Capital shares outstanding	21,636
Net asset value per share	$40.99

H-Class:
Net assets	$43,879,109
Capital shares outstanding	1,049,091
Net asset value per share	$41.83

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$47,210
Interest	605,160
Total investment income	652,370

Expenses:
Management fees	176,180
Distribution and service fees:
A-Class	2,768
C-Class	2,739
H-Class	61,013
Transfer agent and administrative fees	83,486
Portfolio accounting fees	35,236
Professional fees	19,328
Trustees’ fees*	8,603
Custodian fees	4,905
Miscellaneous	9,070
Total expenses	403,328
Less:
Expenses waived by Adviser	(5,199)
Net expenses	398,129
Net investment income	254,241

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,189,901
Investments in affiliated issuers	3,359
Futures contracts	4,017,456
Net realized gain	7,210,716
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	721,485
Investments in affiliated issuers	5,905
Futures contracts	(712,480)
Net change in unrealized appreciation (depreciation)	14,910
Net realized and unrealized gain	7,225,626
Net increase in net assets resulting from operations	$7,479,867

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$254,241	$254,806
Net realized gain (loss) on investments	7,210,716	(6,584,967)
Net change in unrealized appreciation (depreciation) on investments	14,910	(19,266,514)
Net increase (decrease) in net assets resulting from operations	7,479,867	(25,596,675)

Distributions to shareholders:
Investor Class	(88,047)	(4,960,713)
A-Class	(6,994)	(901,622)
C-Class	—	(236,487)
H-Class	(159,576)	(9,855,303)
Total distributions to shareholders	(254,617)	(15,954,125)

Capital share transactions:
Proceeds from sale of shares
Investor Class	478,393,882	1,148,184,621
A-Class	1,527,322	3,059,120
C-Class	1,206,466	2,804,995
H-Class	332,254,410	1,008,418,309
Distributions reinvested
Investor Class	84,724	4,881,667
A-Class	6,454	837,688
C-Class	—	220,470
H-Class	159,509	9,847,832
Cost of shares redeemed
Investor Class	(527,954,284)	(1,108,072,277)
A-Class	(545,796)	(3,431,050)
C-Class	(504,578)	(3,616,674)
H-Class	(379,937,492)	(985,371,192)
Net increase (decrease) from capital share transactions	(95,309,383)	77,763,509
Net increase (decrease) in net assets	(88,084,133)	36,212,709

Net assets:
Beginning of period	156,225,623	120,012,914
End of period	$68,141,490	$156,225,623

Capital share activity:
Shares sold
Investor Class	12,044,411	18,090,039
A-Class	36,292	49,028
C-Class	29,437	48,918
H-Class	7,970,577	16,125,875
Shares issued from reinvestment of distributions
Investor Class	2,080	104,624
A-Class	155	17,803
C-Class	—	4,770
H-Class	3,851	209,359
Shares redeemed
Investor Class	(13,375,895)	(16,877,614)
A-Class	(12,853)	(62,007)
C-Class	(12,300)	(66,029)
H-Class	(9,142,398)	(15,162,526)
Net increase (decrease) in shares	(2,456,643)	2,482,240

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$37.93	$74.11	$53.22	$51.21	$50.49	$58.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.25	.77	.96	.80	.70
Net gain (loss) on investments (realized and unrealized)	3.39	(14.59)	22.86	2.00	.72	(5.50)
Total from investment operations	3.58	(14.34)	23.63	2.96	1.52	(4.80)
Less distributions from:
Net investment income	(.18)	(.25)	(.77)	(.95)	(.80)	(.72)
Net realized gains	—	(21.59)	(1.97)	—	—	(2.11)
Total distributions	(.18)	(21.84)	(2.74)	(.95)	(.80)	(2.83)
Net asset value, end of period	$41.33	$37.93	$74.11	$53.22	$51.21	$50.49

Total Return	9.48%	(24.72%)	45.84%	5.93%	3.01%	(8.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,635	$69,360	$37,919	$67,103	$37,496	$16,496
Ratios to average net assets:
Net investment income (loss)	0.93%	0.40%	1.28%	1.94%	1.52%	1.21%
Total expenses[c]	0.96%	1.07%	1.07%	1.07%	0.98%	0.98%
Net expenses[e]	0.94%	1.05%	1.05%	1.06%	0.98%	0.98%
Portfolio turnover rate	1,066%	1,938%	1,130%	1,182%	1,468%	2,490%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$38.34	$74.70	$53.63	$51.62	$50.87	$58.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.11	.72	.83	.69	.63
Net gain (loss) on investments (realized and unrealized)	3.45	(14.78)	22.95	2.01	.74	(5.57)
Total from investment operations	3.58	(14.67)	23.67	2.84	1.43	(4.94)
Less distributions from:
Net investment income	(.13)	(.10)	(.63)	(.83)	(.68)	(.58)
Net realized gains	—	(21.59)	(1.97)	—	—	(2.11)
Total distributions	(.13)	(21.69)	(2.60)	(.83)	(.68)	(2.69)
Net asset value, end of period	$41.79	$38.34	$74.70	$53.63	$51.62	$50.87

Total Return[d]	9.35%	(24.98%)	45.48%	5.63%	2.78%	(8.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,740	$1,610	$2,775	$24,639	$6,158	$15,827
Ratios to average net assets:
Net investment income (loss)	0.63%	0.18%	1.24%	1.65%	1.31%	1.19%
Total expenses[c]	1.21%	1.30%	1.32%	1.33%	1.23%	1.24%
Net expenses[e]	1.19%	1.29%	1.30%	1.32%	1.23%	1.24%
Portfolio turnover rate	1,066%	1,938%	1,130%	1,182%	1,468%	2,490%

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$37.63	$74.15	$53.27	$51.24	$50.52	$58.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.33)	.13	.45	.27	.13
Net gain (loss) on investments (realized and unrealized)	3.39	(14.60)	22.92	2.04	.73	(5.47)
Total from investment operations	3.36	(14.93)	23.05	2.49	1.00	(5.34)
Less distributions from:
Net investment income	—	—	(.20)	(.46)	(.28)	(.16)
Net realized gains	—	(21.59)	(1.97)	—	—	(2.11)
Total distributions	—	(21.59)	(2.17)	(.46)	(.28)	(2.27)
Net asset value, end of period	$40.99	$37.63	$74.15	$53.27	$51.24	$50.52

Total Return[d]	8.93%	(25.55%)	44.41%	4.92%	1.97%	(9.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$887	$169	$1,249	$607	$724	$1,770
Ratios to average net assets:
Net investment income (loss)	(0.14%)	(0.55%)	0.21%	0.91%	0.52%	0.22%
Total expenses[c]	1.96%	2.05%	2.08%	2.07%	1.98%	1.97%
Net expenses[e]	1.94%	2.03%	2.06%	2.06%	1.98%	1.97%
Portfolio turnover rate	1,066%	1,938%	1,130%	1,182%	1,468%	2,490%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$38.38	$74.75	$53.65	$51.64	$50.91	$58.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.13	.61	.84	.69	.58
Net gain (loss) on investments (realized and unrealized)	3.44	(14.82)	23.09	2.01	.72	(5.53)
Total from investment operations	3.58	(14.69)	23.70	2.85	1.41	(4.95)
Less distributions from:
Net investment income	(.13)	(.09)	(.63)	(.84)	(.68)	(.58)
Net realized gains	—	(21.59)	(1.97)	—	—	(2.11)
Total distributions	(.13)	(21.68)	(2.60)	(.84)	(.68)	(2.69)
Net asset value, end of period	$41.83	$38.38	$74.75	$53.65	$51.64	$50.91

Total Return	9.31%	(24.98%)	45.55%	5.63%	2.74%	(8.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,879	$85,087	$78,070	$42,397	$76,018	$12,077
Ratios to average net assets:
Net investment income (loss)	0.65%	0.23%	1.02%	1.67%	1.31%	1.00%
Total expenses[c]	1.21%	1.29%	1.32%	1.32%	1.23%	1.22%
Net expenses[e]	1.19%	1.28%	1.30%	1.31%	1.23%	1.22%
Portfolio turnover rate	1,066%	1,938%	1,130%	1,182%	1,468%	2,490%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	March 3, 1995
A-Class	March 31, 2004
C-Class	March 28, 2001
H-Class	September 18, 2014

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	5.4%
Guggenheim Strategy Fund II	5.3%
Total	10.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(8.99%)	10.64%	(4.21%)	(5.82%)
A-Class Shares	(9.10%)	10.35%	(4.44%)	(6.06%)
A-Class Shares with sales charge‡	(13.42%)	5.11%	(5.36%)	(6.51%)
C-Class Shares	(9.44%)	9.53%	(5.16%)	(6.76%)
C-Class Shares with CDSC§	(10.34%)	8.53%	(5.16%)	(6.76%)
Bloomberg U.S. Long Treasury Index	6.96%	(10.27%)	3.31%	4.39%
Price Movement of Long Treasury Bond**	7.41%	(13.54%)	0.56%	1.37%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(9.09%)	10.36%	(4.42%)	(7.38%)
Bloomberg U.S. Long Treasury Index	6.96%	(10.27%)	3.31%	5.78%
Price Movement of Long Treasury Bond**	7.41%	(13.54%)	0.56%	3.31%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Long Treasury Index and the Price Movement of Long Treasury Bond are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 10.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	528,512	$5,269,262
Guggenheim Strategy Fund II1	210,588	5,262,592
Total Mutual Funds
(Cost $10,470,929)		10,531,854

	Face Amount
U.S. TREASURY BILLS†† - 57.2%
U.S. Treasury Bills
0.03% due 10/05/21[2]	$50,000,000	49,999,778
0.04% due 10/07/21[2,3]	504,000	503,998
United States Cash Management Bill
0.03% due 01/18/22[2]	6,100,000	6,099,298
Total U.S. Treasury Bills
(Cost $56,603,202)		56,603,074

FEDERAL AGENCY DISCOUNT NOTES†† - 20.2%
Federal Home Loan Bank
due 10/01/21[2]	20,000,000	20,000,000
Total Federal Agency Discount Notes
(Cost $20,000,000)		20,000,000

FEDERAL AGENCY NOTES†† - 11.9%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[4]	3,000,000	3,008,319
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[4]	2,220,000	2,224,984
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[4]	1,000,000	999,748
Federal Home Loan Bank
1.00% due 04/15/26	4,000,000	4,001,408
4.00% due 12/24/30	1,000,000	1,008,553
0.17% (U.S. Secured Overnight Financing Rate + 0.12%, Rate Floor: 0.00%) due 02/10/22[4]	100,000	100,040
Fannie Mae
0.22% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/11/22[4]	100,000	100,074
0.22% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/09/22[4]	100,000	100,073
0.20% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/10/21[4]	100,000	100,028
0.20% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/09/21[4]	25,000	25,007
Freddie Mac
0.19% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 12/10/21[4]	140,000	140,037
Total Federal Agency Notes
(Cost $11,794,483)		11,808,271

U.S. GOVERNMENT SECURITIES†† - 6.1%
U.S. Treasury Notes
1.75% due 03/31/22	5,000,000	5,042,187
1.75% due 05/15/22	1,000,000	1,010,547
Total U.S. Government Securities
(Cost $6,052,361)		6,052,734

REPURCHASE AGREEMENTS††,5 - 134.9%
Individual Repurchase Agreements
Mizuho Securities USA LLC issued 09/30/21 at (0.10)% due 10/01/21 (secured by a U.S Treasury Bond, at a rate of 2.00% and maturing 8/15/2051 as collateral, with a value of $69,234,750) to be repurchased at $67,877,206	67,877,206	67,877,206
Barclays Capital, Inc. issued 09/30/21 at (0.10)% due 10/01/21 (secured by a U.S. Treasury Bond, at the rate of 2.00% and maturing 8/15/2051 as collateral, with a value of $20,526,480 to be repurchased at $20,142,000	20,124,000	20,124,000
Joint Repurchase Agreements
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	25,555,344	25,555,344
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	9,929,554	9,929,554
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	9,929,554	9,929,554
Total Repurchase Agreements
(Cost $133,415,658)		133,415,658

Total Investments - 241.0%
(Cost $238,336,633)		$238,411,591

U.S. Government Securities Sold Short†† - (90.7)%
U.S. Treasury Bonds
2.00% due 08/15/51	91,300,000	(89,730,781)
Total U.S. Government Securities Sold Short
(Proceeds $91,828,906)		(89,730,781)
Other Assets & Liabilities, net - (50.3)%		(49,771,944)
Total Net Assets - 100.0%		$98,908,866

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	58	Dec 2021	$11,112,438	$270,400

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[5]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,531,854	$—	$—	$10,531,854
U.S. Treasury Bills	—	56,603,074	—	56,603,074
Federal Agency Discount Notes	—	20,000,000	—	20,000,000
Federal Agency Notes	—	11,808,271	—	11,808,271
U.S. Government Securities	—	6,052,734	—	6,052,734
Repurchase Agreements	—	133,415,658	—	133,415,658
Interest Rate Futures Contracts**	270,400	—	—	270,400
Total Assets	$10,802,254	$227,879,737	$—	$238,681,991

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$89,730,781	$—	$89,730,781

**	This derivative is reported as unrealized appreciation/depreciation at period end.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,260,486	$—	$—	$—	$2,106	$5,262,592	210,588	$36,000
Guggenheim Ultra Short Duration Fund — Institutional Class	5,263,977	—	—	—	5,285	5,269,262	528,512	23,450
	$10,524,463	$—	$—	$—	$7,391	$10,531,854		$59,450

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $94,450,046)	$94,464,079
Investments in affiliated issuers, at value (cost $10,470,929)	10,531,854
Repurchase agreements, at value (cost $133,415,658)	133,415,658
Receivables:
Securities sold	294,844
Fund shares sold	281,344
Interest	39,062
Dividends	9,257
Total assets	239,036,098

Liabilities:
Securities sold short, at value (proceeds $(91,828,906))	89,730,781
Payable for:
Securities purchased	49,999,778
Interest payable on short sales	233,212
Management fees	35,984
Fund shares redeemed	33,853
Variation margin on futures contracts	21,750
Transfer agent and administrative fees	11,079
Portfolio accounting fees	4,119
Distribution and service fees	3,003
Trustees’ fees*	651
Miscellaneous	53,022
Total liabilities	140,127,232
Commitments and contingent liabilities (Note 11)	—
Net assets	$98,908,866

Net assets consist of:
Paid in capital	$360,564,327
Total distributable earnings (loss)	(261,655,461)
Net assets	$98,908,866

Investor Class:
Net assets	$87,258,383
Capital shares outstanding	687,194
Net asset value per share	$126.98

A-Class:
Net assets	$4,228,719
Capital shares outstanding	34,943
Net asset value per share	$121.02
Maximum offering price per share (Net asset value divided by 95.25%)	$127.06

C-Class:
Net assets	$965,664
Capital shares outstanding	9,352
Net asset value per share	$103.26

H-Class:
Net assets	$6,456,100
Capital shares outstanding	53,119
Net asset value per share	$121.54

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$59,450
Interest	20,872
Total investment income	80,322

Expenses:
Management fees	248,268
Distribution and service fees:
A-Class	5,553
C-Class	6,082
H-Class	12,249
Transfer agent and administrative fees	79,417
Short interest expense	483,320
Portfolio accounting fees	27,585
Professional fees	20,285
Trustees’ fees*	7,149
Custodian fees	3,879
Line of credit fees	12
Miscellaneous	582
Total expenses	894,381
Less:
Expenses waived by Adviser	(6,605)
Net expenses	887,776
Net investment loss	(807,454)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$1,129
Investments sold short	(2,042,019)
Futures contracts	(1,478,582)
Net realized loss	(3,519,472)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,941)
Investments in affiliated issuers	7,391
Investments sold short	(371,432)
Futures contracts	(58,017)
Net change in unrealized appreciation (depreciation)	(428,999)
Net realized and unrealized loss	(3,948,471)
Net decrease in net assets resulting from operations	$(4,755,925)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(807,454)	$(1,297,801)
Net realized gain (loss) on investments	(3,519,472)	6,905,334
Net change in unrealized appreciation (depreciation) on investments	(428,999)	5,657,175
Net increase (decrease) in net assets resulting from operations	(4,755,925)	11,264,708

Distributions to shareholders:
Investor Class	—	(56,720)
A-Class	—	(14,821)
C-Class	—	(6,967)
H-Class	—	(44,328)
Total distributions to shareholders	—	(122,836)

Capital share transactions:
Proceeds from sale of shares
Investor Class	517,934,428	997,313,292
A-Class	901,354	916,083
C-Class	96,278	301,809
H-Class	99,272,331	319,883,148
Distributions reinvested
Investor Class	—	52,751
A-Class	—	13,927
C-Class	—	6,457
H-Class	—	44,310
Cost of shares redeemed
Investor Class	(464,651,207)	(990,204,987)
A-Class	(1,017,237)	(1,748,207)
C-Class	(489,885)	(1,576,934)
H-Class	(99,014,289)	(319,678,304)
Net increase from capital share transactions	53,031,773	5,323,345
Net increase in net assets	48,275,848	16,465,217

Net assets:
Beginning of period	50,633,018	34,167,801
End of period	$98,908,866	$50,633,018

Capital share activity:
Shares sold
Investor Class	3,908,371	8,356,273
A-Class	7,330	7,562
C-Class	908	2,878
H-Class	771,049	2,875,315
Shares issued from reinvestment of distributions
Investor Class	—	440
A-Class	—	122
C-Class	—	66
H-Class	—	386
Shares redeemed
Investor Class	(3,485,398)	(8,275,612)
A-Class	(8,426)	(15,730)
C-Class	(4,708)	(15,918)
H-Class	(773,817)	(2,873,346)
Net increase in shares	415,309	62,436

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$139.52	$114.58	$165.45	$173.19	$180.08	$171.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.85)	(1.30)	.60	(.65)	(2.80)	(4.40)
Net gain (loss) on investments (realized and unrealized)	(10.69)	26.68	(51.47)	(7.09)	(4.09)	13.14
Total from investment operations	(12.54)	25.38	(50.87)	(7.74)	(6.89)	8.74
Less distributions from:
Net investment income	—	(.44)	—	—	—	—
Total distributions	—	(.44)	—	—	—	—
Net asset value, end of period	$126.98	$139.52	$114.58	$165.45	$173.19	$180.08

Total Return	(8.99%)	22.19%	(30.73%)	(4.47%)	(3.83%)	5.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$87,258	$36,863	$20,983	$43,149	$78,110	$84,123
Ratios to average net assets:
Net investment income (loss)	(2.84%)	(2.46%)	0.40%	(0.37%)	(1.63%)	(2.59%)
Total expenses[c]	3.18%	2.75%	2.91%	4.12%	3.71%	3.38%
Net expenses[d,f]	3.16%	2.73%	2.89%	4.12%	3.71%	3.38%
Portfolio turnover rate	1,039%	2,159%	864%	603%	908%	1,436%

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$133.13	$109.61	$158.62	$166.49	$173.55	$165.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.84)	(1.09)	.20	(.95)	(3.15)	(4.70)
Net gain (loss) on investments (realized and unrealized)	(10.27)	25.05	(49.21)	(6.92)	(3.91)	12.70
Total from investment operations	(12.11)	23.96	(49.01)	(7.87)	(7.06)	8.00
Less distributions from:
Net investment income	—	(.44)	—	—	—	—
Total distributions	—	(.44)	—	—	—	—
Net asset value, end of period	$121.02	$133.13	$109.61	$158.62	$166.49	$173.55

Total Return[d]	(9.10%)	21.95%	(30.90%)	(4.74%)	(4.06%)	4.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,229	$4,798	$4,832	$11,407	$14,455	$18,678
Ratios to average net assets:
Net investment income (loss)	(2.99%)	(2.59%)	0.15%	(0.57%)	(1.90%)	(2.85%)
Total expenses[c]	3.32%	2.97%	3.17%	4.38%	3.97%	3.67%
Net expenses[e,f]	3.29%	2.94%	3.15%	4.37%	3.97%	3.67%
Portfolio turnover rate	1,039%	2,159%	864%	603%	908%	1,436%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$114.03	$94.64	$138.00	$145.93	$153.27	$147.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.00)	(1.11)	(.75)	(2.15)	(3.85)	(5.25)
Net gain (loss) on investments (realized and unrealized)	(8.77)	20.94	(42.61)	(5.78)	(3.49)	11.22
Total from investment operations	(10.77)	19.83	(43.36)	(7.93)	(7.34)	5.97
Less distributions from:
Net investment income	—	(.44)	—	—	—	—
Total distributions	—	(.44)	—	—	—	—
Net asset value, end of period	$103.26	$114.03	$94.64	$138.00	$145.93	$153.27

Total Return[d]	(9.44%)	21.00%	(31.41%)	(5.45%)	(4.76%)	4.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$966	$1,500	$2,472	$6,937	$18,296	$23,343
Ratios to average net assets:
Net investment income (loss)	(3.76%)	(3.32%)	(0.59%)	(1.44%)	(2.63%)	(3.59%)
Total expenses[c]	4.07%	3.70%	3.93%	5.14%	4.71%	4.41%
Net expenses[e,f]	4.04%	3.68%	3.91%	5.13%	4.71%	4.41%
Portfolio turnover rate	1,039%	2,159%	864%	603%	908%	1,436%

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$133.70	$109.85	$159.05	$166.92	$174.14	$165.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(2.00)	(.98)	.25	(1.00)	(3.25)	(4.60)
Net gain (loss) on investments (realized and unrealized)	(10.16)	25.27	(49.45)	(6.87)	(3.97)	13.14
Total from investment operations	(12.16)	24.29	(49.20)	(7.87)	(7.22)	8.54
Less distributions from:
Net investment income	—	(.44)	—	—	—	—
Total distributions	—	(.44)	—	—	—	—
Net asset value, end of period	$121.54	$133.70	$109.85	$159.05	$166.92	$174.14

Total Return	(9.09%)	22.18%	(30.93%)	(4.70%)	(4.16%)	5.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,456	$7,472	$5,881	$9,561	$4,858	$43,784
Ratios to average net assets:
Net investment income (loss)	(3.17%)	(2.62%)	0.16%	(0.58%)	(1.94%)	(2.80%)
Total expenses[c]	3.34%	2.94%	3.30%	4.37%	4.00%	3.60%
Net expenses[e,f]	3.32%	2.92%	3.28%	4.36%	4.00%	3.60%
Portfolio turnover rate	1,039%	2,159%	872%	603%	908%	1,436%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratios for the years presented were as follows:

	09/30/21[a]	03/31/21	03/31/20	03/31/19	03/29/18	03/31/17
Investor Class	1.38%	1.47%	1.50%	1.50%	1.43%	1.43%
A-Class	1.63%	1.73%	1.75%	1.75%	1.68%	1.63%
C-Class	2.38%	2.48%	2.50%	2.50%	2.43%	2.43%
H-Class	1.63%	1.73%	1.75%	1.75%	1.68%	1.68%

[g]	Reverse share split — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	6.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Guggenheim Strategy Fund II	2.8%
Total	13.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	2.23%	7.83%	3.99%	6.45%
A-Class Shares with sales charge‡	(2.62%)	2.70%	2.99%	5.93%
C-Class Shares	1.86%	7.03%	3.23%	5.65%
C-Class Shares with CDSC§	0.86%	6.03%	3.23%	5.65%
H-Class Shares	2.24%	7.83%	4.00%	6.46%
Bloomberg U.S. Corporate High Yield Index	3.65%	11.28%	6.52%	7.42%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 13.8%
Guggenheim Strategy Fund III[1]	112,348	$2,824,433
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	227,842	2,271,587
Guggenheim Strategy Fund II1	53,173	1,328,787
Total Mutual Funds
(Cost $6,316,655)		6,424,807

	Face Amount
FEDERAL AGENCY NOTES†† - 43.0%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate — 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	$3,000,000	2,999,244
0.24% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.00%) due 10/04/21[2]	2,750,000	2,750,052
0.12% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[2]	2,000,000	2,000,382
0.33% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	1,700,000	1,702,543
0.28% (U.S. Prime Rate — 2.97%, Rate Floor: 0.00%) due 05/27/22[2]	620,000	620,780
Federal Home Loan Bank
0.09% (1 Month USD LIBOR, Rate Floor: 0.00%) due 10/20/21[2]	4,500,000	4,500,189
1.00% due 04/15/26	4,400,000	4,401,549
4.00% due 12/24/30	25,000	25,214
Farmer Mac
0.04% (3 Month USD LIBOR — 0.10%, Rate Floor: 0.00%) due 11/22/21[2]	1,000,000	999,947
Total Federal Agency Notes
(Cost $20,001,096)		19,999,900

FEDERAL AGENCY DISCOUNT NOTES†† - 14.0%
Federal Home Loan Bank
0.04% due 12/15/21[3]	5,000,000	4,999,685
0.04% due 10/29/21[3]	1,500,000	1,499,957
Total Federal Agency Discount Notes
(Cost $6,499,551)		6,499,642

U.S. TREASURY BILLS†† - 11.1%
United States Cash Management Bill
0.03% due 01/18/22[3]	3,900,000	3,899,551
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	1,256,000	1,255,994
Total U.S. Treasury Bills
(Cost $5,155,626)		5,155,545

U.S. GOVERNMENT SECURITIES†† - 5.4%
United States Treasury Note
1.75% due 05/15/22	2,500,000	2,526,367
Total U.S. Government Securities
(Cost $2,526,062)		2,526,367

REPURCHASE AGREEMENTS††,5 - 8.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[6]	2,216,738	2,216,738
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[6]	861,316	861,316
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[6]	861,316	861,316
Total Repurchase Agreements
(Cost $3,939,370)		3,939,370

Total Investments - 95.8%
(Cost $44,438,360)		$44,545,631
Other Assets & Liabilities, net - 4.2%		1,947,912
Total Net Assets - 100.0%		$46,493,543

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	309	Dec 2021	$37,944,234	$(197,739)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	$23,400,000	$2,152,800	$2,256,164	$(103,364)
Goldman Sachs International	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	13,800,000	1,269,600	1,337,130	(67,530)
							$3,422,400	$3,593,294	$(170,894)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	10/28/21	9,924	$868,251	$596
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	Pay	0.49% (1 Month USD LIBOR + 0.40%)	At Maturity	11/04/21	25,509	2,789,637	(19,132)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.44% (1 Month USD LIBOR + 0.35%)	At Maturity	11/04/21	51,812	4,533,022	(32,237)
							$8,190,910	$(50,773)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures and credit default swap collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as credit index swap collateral at September 30, 2021.
CDX.NA.HY.37.V1 — Credit Default Swap North American High Yield Series 37 Index Version 1
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,424,807	$—	$—	$6,424,807
Federal Agency Notes	—	19,999,900	—	19,999,900
Federal Agency Discount Notes	—	6,499,642	—	6,499,642
U.S. Treasury Bills	—	5,155,545	—	5,155,545
U.S. Government Securities	—	2,526,367	—	2,526,367
Repurchase Agreements	—	3,939,370	—	3,939,370
Credit Index Swap Agreements**	—	596	—	596
Total Assets	$6,424,807	$38,121,420	$—	$44,546,227

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$197,739	$—	$—	$197,739
Credit Default Swap Agreements**	—	170,894	—	170,894
Credit Index Swap Agreements**	—	51,369	—	51,369
Total Liabilities	$197,739	$222,263	$—	$420,002

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,328,255	$—	$—	$—	$532	$1,328,787	53,173	$9,090
Guggenheim Strategy Fund III	2,824,433	—	—	—	—	2,824,433	112,348	21,486
Guggenheim Ultra Short Duration Fund — Institutional Class	2,269,308	—	—	—	2,279	2,271,587	227,842	10,109
	$6,421,996	$—	$—	$—	$2,811	$6,424,807		$40,685

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $34,182,335)	$34,181,454
Investments in affiliated issuers, at value (cost $6,316,655)	6,424,807
Repurchase agreements, at value (cost $3,939,370)	3,939,370
Segregated cash with broker	21,046
Unamortized upfront premiums paid on credit default swap agreements	3,593,294
Unrealized appreciation on OTC swap agreements	596
Receivables:
Protection fees on credit default swap agreements	56,833
Fund shares sold	49,826
Variation margin on futures contracts	43,453
Interest	39,424
Dividends	6,168
Total assets	48,356,271

Liabilities:
Segregated cash due to broker	1,640,431
Unrealized depreciation on OTC swap agreements	51,369
Payable for:
Variation margin on credit default swap agreements	83,452
Management fees	29,844
Distribution and service fees	11,451
Transfer agent and administrative fees	10,872
Fund shares redeemed	4,462
Portfolio accounting fees	4,041
Swap settlement	1,329
Trustees’ fees*	303
Miscellaneous	25,174
Total liabilities	1,862,728
Commitments and contingent liabilities (Note 11)	—
Net assets	$46,493,543

Net assets consist of:
Paid in capital	$55,909,657
Total distributable earnings (loss)	(9,416,114)
Net assets	$46,493,543

A-Class:
Net assets	$3,978,978
Capital shares outstanding	31,746
Net asset value per share	$125.34
Maximum offering price per share (Net asset value divided by 95.25%)	$131.59

C-Class:
Net assets	$1,933,092
Capital shares outstanding	18,038
Net asset value per share	$107.17

H-Class:
Net assets	$40,581,473
Capital shares outstanding	324,007
Net asset value per share	$125.25

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$40,685
Interest	16,260
Total investment income	56,945

Expenses:
Management fees	128,270
Distribution and service fees:
A-Class	4,945
C-Class	9,715
H-Class	35,383
Transfer agent and administrative fees	47,769
Portfolio accounting fees	17,103
Custodian fees	2,216
Trustees’ fees*	2,205
Professional fees	1,969
Miscellaneous	15,232
Total expenses	264,807
Less:
Expenses waived by Adviser	(2,847)
Net expenses	261,960
Net investment loss	(205,015)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$251
Swap agreements	1,011,986
Futures contracts	(95,675)
Net realized gain	916,562
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,375)
Investments in affiliated issuers	2,811
Swap agreements	(275,012)
Futures contracts	(29,605)
Net change in unrealized appreciation (depreciation)	(308,181)
Net realized and unrealized gain	608,381
Net increase in net assets resulting from operations	$403,366

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(205,015)	$(551,419)
Net realized gain (loss) on investments	916,562	(273,621)
Net change in unrealized appreciation (depreciation) on investments	(308,181)	210,817
Net increase (decrease) in net assets resulting from operations	403,366	(614,223)

Capital share transactions:
Proceeds from sale of shares
A-Class	804,087	1,259,400
C-Class	1,146,209	2,018,920
H-Class	69,351,972	378,213,977
Cost of shares redeemed
A-Class	(933,560)	(1,703,972)
C-Class	(1,385,920)	(992,031)
H-Class	(48,884,864)	(380,114,068)
Net increase (decrease) from capital share transactions	20,097,924	(1,317,774)
Net increase (decrease) in net assets	20,501,290	(1,931,997)

Net assets:
Beginning of period	25,992,253	27,924,250
End of period	$46,493,543	$25,992,253

Capital share activity:
Shares sold
A-Class	6,413	11,120
C-Class	10,662	21,128
H-Class	553,009	3,287,792
Shares redeemed
A-Class	(7,462)	(14,515)
C-Class	(12,931)	(10,037)
H-Class	(390,908)	(3,338,954)
Net increase (decrease) in shares	158,783	(43,466)

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$122.60	$108.68	$120.48	$116.32	$123.71	$116.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.72)	(.55)	.70	.70	(.40)	(1.00)
Net gain (loss) on investments (realized and unrealized)	3.46	14.47 [f]	(7.05)	7.41	3.11	10.44
Total from investment operations	2.74	13.92	(6.35)	(8.11)	2.71	9.44
Less distributions from:
Net investment income	—	—	(5.45)	(3.95)	(8.30)	(2.35)
Net realized gains	—	—	—	—	(1.80)	—
Total distributions	—	—	(5.45)	(3.95)	(10.10)	(2.35)
Net asset value, end of period	$125.34	$122.60	$108.68	$120.48	$116.32	$123.71

Total Return[c]	2.23%	12.81%	(5.76%)	7.18%	2.08%	8.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,979	$4,021	$3,933	$7,631	$8,427	$20,290
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(1.21%)	0.58%	0.59%	(0.31%)	(0.85%)
Total expenses[d]	1.51%	1.60%	1.63%	1.61%	1.52%	1.51%
Net expenses[e]	1.49%	1.57%	1.61%	1.60%	1.52%	1.51%
Portfolio turnover rate	37%	134%	—	21%	422%	97%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$105.21	$93.96	$105.62	$103.17	$111.65	$106.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.02)	(.81)	(.20)	(.20)	(1.10)	(1.80)
Net gain (loss) on investments (realized and unrealized)	2.98	12.06 [f]	(6.01)	6.60	2.72	9.54
Total from investment operations	1.96	11.25	(6.21)	6.40	1.62	7.74
Less distributions from:
Net investment income	—	—	(5.45)	(3.95)	(8.30)	(2.35)
Net realized gains	—	—	—	—	(1.80)	—
Total distributions	—	—	(5.45)	(3.95)	(10.10)	(2.35)
Net asset value, end of period	$107.17	$105.21	$93.96	$105.62	$103.17	$111.65

Total Return[c]	1.86%	11.97%	(6.45%)	6.39%	1.35%	7.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,933	$2,136	$866	$1,480	$3,994	$4,533
Ratios to average net assets:
Net investment income (loss)	(1.90%)	(1.96%)	(0.20%)	(0.21%)	(1.00%)	(1.65%)
Total expenses[d]	2.26%	2.34%	2.38%	2.35%	2.27%	2.26%
Net expenses[e]	2.24%	2.32%	2.36%	2.35%	2.27%	2.26%
Portfolio turnover rate	37%	134%	—	21%	422%	97%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$122.51	$108.54	$120.32	$116.17	$123.58	$116.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(.47)	.75	.60	(.50)	(.90)
Net gain (loss) on investments (realized and unrealized)	3.47	14.44 [f]	(7.08)	7.50	3.19	10.27
Total from investment operations	2.74	13.97	(6.33)	8.10	2.69	9.37
Less distributions from:
Net investment income	—	—	(5.45)	(3.95)	(8.30)	(2.35)
Net realized gains	—	—	—	—	(1.80)	—
Total distributions	—	—	(5.45)	(3.95)	(10.10)	(2.35)
Net asset value, end of period	$125.25	$122.51	$108.54	$120.32	$116.17	$123.58

Total Return	2.24%	12.87%	(5.73%)	7.15%	2.08%	8.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,581	$19,835	$23,125	$101,180	$23,860	$435,334
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.23%)	0.59%	0.49%	(0.41%)	(0.74%)
Total expenses[d]	1.51%	1.61%	1.63%	1.60%	1.52%	1.51%
Net expenses[e]	1.49%	1.59%	1.61%	1.60%	1.52%	1.51%
Portfolio turnover rate	37%	134%	—	21%	422%	97%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	2.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.4%
Total	4.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(3.51%)	(8.77%)	(5.12%)	(8.80%)
A-Class Shares with sales charge‡	(8.09%)	(13.11%)	(6.05%)	(9.24%)
C-Class Shares	(3.78%)	(10.10%)	(6.01%)	(9.50%)
C-Class Shares with CDSC§	(4.74%)	(10.93%)	(6.01%)	(9.50%)
H-Class Shares	(3.37%)	(9.42%)	(5.21%)	(8.66%)
Bloomberg U.S. Corporate High Yield Index	3.65%	11.28%	6.52%	7.42%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 4.8%
Guggenheim Strategy Fund II1	9,034	$225,763
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,577	225,096
Total Mutual Funds
(Cost $447,097)		450,859

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 105.8%
Federal Farm Credit
due 10/01/21[2]	$10,000,000	10,000,000
Total Federal Agency Discount Notes
(Cost $10,000,000)		10,000,000

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	29,000	28,999
Total U.S. Treasury Bills
(Cost $29,000)		28,999

REPURCHASE AGREEMENTS††,4 - 27.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	1,449,596	1,449,596
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	563,242	563,242
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	563,242	563,242
Total Repurchase Agreements
(Cost $2,576,080)		2,576,080

Total Investments - 138.2%
(Cost $13,052,177)		$13,055,938
Other Assets & Liabilities, net - (38.2)%		(3,607,170)
Total Net Assets - 100.0%		$9,448,768

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	72	Dec 2021	$8,841,375	$(620)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	$8,650,000	$(795,800)	$(820,264)	$24,464

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Repurchase Agreements — See Note 6.
CDX.NA.HY.37.V1 — Credit Default Swap North American High Yield Series 37 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$450,859	$—	$—	$450,859
Federal Agency Discount Notes	—	10,000,000	—	10,000,000
U.S. Treasury Bills	—	28,999	—	28,999
Repurchase Agreements	—	2,576,080	—	2,576,080
Credit Default Swap Agreements**	—	24,464	—	24,464
Total Assets	$450,859	$12,629,543	$—	$13,080,402

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$620	$—	$—	$620

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$875,453	$550,000	$(1,200,000)	$(220)	$530	$225,763	9,034	$2,203
Guggenheim Ultra Short Duration Fund — Institutional Class	874,218	550,000	(1,200,000)	(348)	1,226	225,096	22,577	1,449
	$1,749,671	$1,100,000	$(2,400,000)	$(568)	$1,756	$450,859		$3,652

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $10,029,000)	$10,028,999
Investments in affiliated issuers, at value (cost $447,097)	450,859
Repurchase agreements, at value (cost $2,576,080)	2,576,080
Segregated cash with broker	1,944,757
Receivables:
Variation margin on credit default swap agreements	22,969
Dividends	519
Interest	3
Total assets	15,024,186

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	820,264
Payable for:
Fund shares redeemed	4,342,769
Swap settlement	368,184
Protection fees on credit default swap agreements	19,326
Variation margin on futures contracts	14,696
Management fees	2,564
Distribution and service fees	943
Transfer agent and administrative fees	942
Portfolio accounting fees	350
Trustees’ fees*	65
Miscellaneous	5,315
Total liabilities	5,575,418
Commitments and contingent liabilities (Note 11)	—
Net assets	$9,448,768

Net assets consist of:
Paid in capital	$20,171,699
Total distributable earnings (loss)	(10,722,931)
Net assets	$9,448,768

A-Class:
Net assets	$5,187,792
Capital shares outstanding	107,211
Net asset value per share	$48.39
Maximum offering price per share (Net asset value divided by 95.25%)	$50.80

C-Class:
Net assets	$111,295
Capital shares outstanding	2,585
Net asset value per share	$43.05

H-Class:
Net assets	$4,149,681
Capital shares outstanding	84,227
Net asset value per share	$49.27

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$3,652
Interest	541
Total investment income	4,193

Expenses:
Management fees	16,166
Distribution and service fees:
A-Class	1,390
C-Class	598
H-Class	3,849
Transfer agent and administrative fees	6,308
Portfolio accounting fees	2,156
Professional fees	1,367
Trustees’ fees*	734
Custodian fees	346
Miscellaneous	40
Total expenses	32,954
Less:
Expenses waived by Adviser	(417)
Net expenses	32,537
Net investment loss	(28,344)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	540
Investments in affiliated issuers	(568)
Swap agreements	(316,752)
Futures contracts	(1,067)
Net realized loss	(317,847)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(460)
Investments in affiliated issuers	1,756
Swap agreements	57,647
Futures contracts	(32,797)
Net change in unrealized appreciation (depreciation)	26,146
Net realized and unrealized loss	(291,701)
Net decrease in net assets resulting from operations	$(320,045)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(28,344)	$(83,975)
Net realized loss on investments	(317,847)	(904,745)
Net change in unrealized appreciation (depreciation) on investments	26,146	(38,339)
Net decrease in net assets resulting from operations	(320,045)	(1,027,059)

Distributions to shareholders:
A-Class	—	(5,744)
C-Class	—	(21,683)
H-Class	—	(45,200)
Total distributions to shareholders	—	(72,627)

Capital share transactions:
Proceeds from sale of shares
A-Class	16,184,244	74,155,944
C-Class	23	14,384
H-Class	77,479,756	245,184,512
Distributions reinvested
A-Class	—	5,708
C-Class	—	21,683
H-Class	—	44,957
Cost of shares redeemed
A-Class	(16,534,253)	(68,655,970)
C-Class	(46,078)	(164,080)
H-Class	(76,808,731)	(254,110,821)
Net increase (decrease) from capital share transactions	274,961	(3,503,683)
Net decrease in net assets	(45,084)	(4,603,369)

Net assets:
Beginning of period	9,493,852	14,097,221
End of period	$9,448,768	$9,493,852

Capital share activity:
Shares sold
A-Class	331,638	1,387,615
C-Class	—	283
H-Class	1,564,204	4,244,689
Shares issued from reinvestment of distributions
A-Class	—	114
C-Class	—	480
H-Class	—	875
Shares redeemed
A-Class	(336,323)	(1,279,966)
C-Class	(1,042)	(3,521)
H-Class	(1,552,928)	(4,385,063)
Net increase (decrease) in shares	5,549	(34,494)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$50.15	$62.01	$60.47	$64.28	$65.78	$71.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.68)	.24	.42	(.07)	(.51)
Net gain (loss) on investments (realized and unrealized)	(1.44)	(7.31)	1.30	(4.23)	(1.43)	(5.40)
Total from investment operations	(1.76)	(7.99)	1.54	(3.81)	(1.50)	(5.91)
Less distributions from:
Net investment income	—	(3.87)	—	—	—	—
Total distributions	—	(3.87)	—	—	—	—
Net asset value, end of period	$48.39	$50.15	$62.01	$60.47	$64.28	$65.78

Total Return[c]	(3.51%)	(12.88%)	2.56%	(5.93%)	(2.28%)	(8.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,188	$5,612	$256	$282	$8,746	$915
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.28%)	0.40%	0.66%	(0.12%)	(0.74%)
Total expenses[d]	1.50%	1.56%	1.62%	1.60%	1.52%	1.52%
Net expenses[e]	1.48%	1.54%	1.61%	1.60%	1.52%	1.52%
Portfolio turnover rate	154%	438%	254%	—	41%	480%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$44.74	$56.62	$55.76	$59.73	$61.63	$67.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)	(.90)	(.05)	.01	(.39)	(.85)
Net gain (loss) on investments (realized and unrealized)	(1.30)	(7.11)	.91	(3.98)	(1.51)	(5.19)
Total from investment operations	(1.69)	(8.01)	.86	(3.97)	(1.90)	(6.04)
Less distributions from:
Net investment income	—	(3.87)	—	—	—	—
Total distributions	—	(3.87)	—	—	—	—
Net asset value, end of period	$43.05	$44.74	$56.62	$55.76	$59.73	$61.63

Total Return[c]	(3.78%)	(14.23%)	1.54%	(6.65%)	(3.08%)	(8.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111	$162	$362	$738	$769	$1,042
Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.78%)	(0.09%)	0.02%	(0.65%)	(1.32%)
Total expenses[d]	2.26%	2.36%	2.37%	2.36%	2.27%	2.27%
Net expenses[e]	2.21%	2.31%	2.34%	2.35%	2.27%	2.27%
Portfolio turnover rate	154%	438%	254%	—	41%	480%

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$50.99	$63.45	$61.97	$65.89	$67.70	$72.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.74)	.06	.41	(.12)	(.74)
Net gain (loss) on investments (realized and unrealized)	(1.40)	(7.85)	1.42	(4.33)	(1.69)	(4.26)
Total from investment operations	(1.72)	(8.59)	1.48	(3.92)	(1.81)	(5.00)
Less distributions from:
Net investment income	—	(3.87)	—	—	—	—
Total distributions	—	(3.87)	—	—	—	—
Net asset value, end of period	$49.27	$50.99	$63.45	$61.97	$65.89	$67.70

Total Return	(3.37%)	(13.58%)	2.39%	(5.95%)	(2.67%)	(6.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,150	$3,719	$13,479	$4,675	$8,755	$14,855
Ratios to average net assets:
Net investment income (loss)	(1.30%)	(1.26%)	0.09%	0.63%	(0.18%)	(1.06%)
Total expenses[d]	1.51%	1.62%	1.64%	1.61%	1.52%	1.52%
Net expenses[e]	1.49%	1.60%	1.62%	1.59%	1.52%	1.52%
Portfolio turnover rate	154%	438%	254%	—	41%	480%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 share split effective November 4, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FADN – Federal Agency Discount Note
FAN – Federal Agency Note

Inception Date: June 18, 2012

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	Since Inception (06/18/12)
U.S. Government Money Market Fund	0.0%	0.05%	0.47%	0.25%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes.

†	6 month returns are not annualized.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 58.6%
Farmer Mac
0.15% (U.S. Prime Rate - 3.10%, Rate Floor: 0.00%) due 01/07/22[1]	$29,000,000	$29,000,000
0.04% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/22/21[1]	25,000,000	25,000,000
0.04% (3 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 10/06/21[1]	21,765,000	21,765,057
0.01% (3 Month USD LIBOR - 0.12%, Rate Floor: 0.00%) due 12/22/21[1]	20,085,000	20,084,375
2.90% due 01/03/22	800,000	805,711
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[1]	34,000,000	33,993,695
0.02% (1 Month USD LIBOR - 0.07%, Rate Floor: 0.00%) due 12/15/21[1]	15,000,000	14,998,932
0.24% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.00%) due 10/04/21[1]	8,000,000	8,000,145
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	6,250,000	6,260,928
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	3,000,000	3,008,751
0.13% (3 Month USD LIBOR, Rate Floor: 0.00%) due 11/16/21[1]	835,000	835,120
1.93% due 02/22/22	625,000	629,457
1.88% due 01/18/22	500,000	502,664
Fannie Mae
1.38% due 09/06/22	3,680,000	3,723,861
1.88% due 04/05/22	2,281,000	2,301,494
Federal Home Loan Bank
2.88% due 12/10/21	825,000	829,435
3.00% due 10/12/21	765,000	765,668
2.13% due 06/10/22	515,000	522,271
1.88% due 11/29/21	445,000	446,302
Freddie Mac
2.38% due 01/13/22	1,791,000	1,802,482
Total Federal Agency Notes
(Cost $175,276,348)		175,276,348

U.S. GOVERNMENT SECURITIES†† - 19.8%
U.S. Treasury Note
1.50% due 11/30/21	45,000,000	45,107,198
1.75% due 05/15/22	5,600,000	5,657,894
0.38% due 03/31/22	4,500,000	4,506,934
1.88% due 05/31/22	4,000,000	4,047,246
Total U.S. Government Securities
(Cost $59,319,272)		59,319,272

FEDERAL AGENCY DISCOUNT NOTES†† - 0.3%
Federal Home Loan Bank
0.03% due 11/10/21[2]	900,000	899,966
Total Federal Agency Discount Notes
(Cost $899,966)		899,966

REPURCHASE AGREEMENTS††,3 - 23.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	39,142,026	39,142,026
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	15,208,673	15,208,673
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	15,208,673	15,208,673
Total Repurchase Agreements
(Cost $69,559,372)		69,559,372

Total Investments - 102.0%
(Cost $305,054,958)		$305,054,958
Other Assets & Liabilities, net - (2.0)%		(6,043,725)
Total Net Assets - 100.0%		$299,011,233

††	Value determined based on Level 2 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

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SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$175,276,348	$—	$175,276,348
U.S. Government Securities	—	59,319,272	—	59,319,272
Federal Agency Discount Notes	—	899,966	—	899,966
Repurchase Agreements	—	69,559,372	—	69,559,372
Total Assets	$—	$305,054,958	$—	$305,054,958

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $235,495,586)	$235,495,586
Repurchase agreements, at value (cost $69,559,372)	69,559,372
Receivables:
Fund shares sold	7,421,775
Interest	375,673
Total assets	312,852,406

Liabilities:
Overdraft due to custodian bank	298
Payable for:
Fund shares redeemed	13,615,822
Trustees’ fees*	2,934
Miscellaneous	222,119
Total liabilities	13,841,173
Commitments and contingent liabilities (Note 11)	—
Net assets	$299,011,233

Net assets consist of:
Paid in capital	$298,999,758
Total distributable earnings (loss)	11,475
Net assets	$299,011,233
Capital shares outstanding	298,978,823
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Interest	$96,154
Total investment income	96,154

Expenses:
Management fees	749,169
Transfer agent and administrative fees	348,569
Portfolio accounting fees	143,693
Professional fees	63,273
Trustees’ fees*	26,418
Custodian fees	20,015
Miscellaneous	73,289
Total expenses	1,424,426
Less:
Expenses reimbursed by Adviser	(471,830)
Expenses waived by Adviser	(856,497)
Total waived/reimbursed expenses	(1,328,327)
Net expenses	96,099
Net investment income	55

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,912
Net realized gain	6,912
Net increase in net assets resulting from operations	$6,967

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$55	$110
Net realized gain on investments	6,912	4,498
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	6,967	4,608

Distributions to shareholders	(55)	(150,937)

Capital share transactions:
Proceeds from sale of shares	3,101,521,280	6,163,255,356
Distributions reinvested	55	150,049
Cost of shares redeemed	(3,151,488,091)	(6,205,079,456)
Net decrease from capital share transactions	(49,966,756)	(41,674,051)
Net decrease in net assets	(49,959,844)	(41,820,380)

Net assets:
Beginning of period	348,971,077	390,791,457
End of period	$299,011,233	$348,971,077

Capital share activity:
Shares sold	3,101,521,280	6,163,255,356
Shares issued from reinvestment of distributions	36	150,020
Shares redeemed	(3,151,488,091)	(6,205,079,456)
Net decrease in shares	(49,966,775)	(41,674,080)

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	— [c]	.01	.01	— [c]	— [c]
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	— [c]	— [c]	.01	.01	— [c]	— [c]
Less distributions from:
Net investment income	(—)[c]	—	(.01)	(.01)	(—)[c]	(—)[c]
Net realized gains	(—)[c]	—	—	—	—	(—)[c]
Total distributions	—	—	(.01)	(.01)	(—)[c]	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00%	0.05%	0.99%	1.10%	0.22%	0.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$299,011	$348,971	$390,791	$413,200	$544,528	$627,514
Ratios to average net assets:
Net investment income (loss)	0.00%[d]	0.00%[d]	1.01%	1.10%	0.22%	0.00%[d]
Total expenses	0.95%	1.04%	1.06%	1.05%	0.96%	0.95%
Net expenses	0.06%	0.16%	1.03%	1.05%	0.94%	0.47%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Less than 0.01%.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2021, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Dow Jones Industrial Average® Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

At September 30, 2021, Investor Class, A-Class, C-Class, H-Class and Money Market Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2021, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

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(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually. Dividends are reinvested in additional shares unless shareholders request

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at September 30, 2021.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$42,818,371	$—
S&P 500® Fund	Index exposure, Liquidity	839,431	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	3,393,479
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	116,895,798	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	2,052,886
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	499,240	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	851,098	—
Russell 2000® Fund	Index exposure, Liquidity	1,237,532	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	189,092
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	945,281	—
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	28,079,406	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	13,020,641
High Yield Strategy Fund	Duration, Index exposure, Liquidity	25,831,552	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	3,252,000

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$259,996,223	$—
S&P 500® Fund	Index exposure, Liquidity	8,040,972	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	45,054,565
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	364,588,837	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	17,703,544
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	12,880,938	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	920,387
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	15,942,523	—
Russell 2000® Fund	Index exposure, Liquidity	35,114,225	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	5,344,448
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	2,741,420	—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	7,011,732	—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$26,225,000	$—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	3,300,000

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2021:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Equity/Credit swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
Credit Default Swap contracts	Variation margin on credit default swap agreements	Varation margin on credit default swap agreements
	Unamortized upfront premiums paid on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2021:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2021
Inverse S&P 500® Strategy Fund	$—	$1,892,782	$—	$—	$1,892,782
Inverse NASDAQ-100® Strategy Fund	—	919,233	—	—	919,233
Inverse Mid-Cap Strategy Fund	—	32,125	—	—	32,125
Inverse Russell 2000® Strategy Fund	—	47,471	—	—	47,471
Inverse Government Long Bond Strategy Fund	—	—	270,400	—	270,400
High Yield Strategy Fund	—	—	—	596	596
Inverse High Yield Strategy Fund	—	—	—	24,464	24,464

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2021
Nova Fund	$642,984	$9,581,839	$—	$—	$10,224,823
S&P 500® Fund	—	145,590	—	—	145,590
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	2,191,212	8,780,965	—	—	10,972,177
Mid-Cap 1.5x Strategy Fund	—	126,909	—	—	126,909
Russell 2000® 1.5x Strategy Fund	6,668	106,533	—	—	113,201
Russell 2000® Fund	2,223	101,084	—	—	103,307
Dow Jones Industrial Average® Fund	23,501	49,112	—	—	72,613
Government Long Bond 1.2x Strategy Fund	—	—	360,215	—	360,215
High Yield Strategy Fund	—	—	197,739	222,263	420,002
Inverse High Yield Strategy Fund	—	—	620	—	620

*

Includes cumulative appreciation (depreciation) of futures contracts and centrally-cleared swaps as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2021:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$557,476	$28,074,006	$—	$—	$28,631,482
S&P 500® Fund	(21,288)	1,471,200	—	—	1,449,912
Inverse S&P 500® Strategy Fund	(1,217,127)	(6,092,208)	—	—	(7,309,335)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	4,518,403	29,232,355	—	—	33,750,758
Inverse NASDAQ-100® Strategy Fund	(697,460)	(2,089,830)	—	—	(2,787,290)
Mid-Cap 1.5x Strategy Fund	28,366	817,230	—	—	845,596
Inverse Mid-Cap Strategy Fund	—	(39,959)	—	—	(39,959)
Russell 2000® 1.5x Strategy Fund	(139,486)	(313,927)	—	—	(453,413)
Russell 2000® Fund	(334,700)	223,833	—	—	(110,867)
Inverse Russell 2000® Strategy Fund	(47,747)	(13,186)	—	—	(60,933)
Dow Jones Industrial Average® Fund	77,323	399,506	—	—	476,829
Government Long Bond 1.2x Strategy Fund	—	—	4,017,456	—	4,017,456
Inverse Government Long Bond Strategy Fund	—	—	(1,478,582)	—	(1,478,582)
High Yield Strategy Fund	—	—	(95,675)	1,011,986	916,311
Inverse High Yield Strategy Fund	—	—	(1,067)	(316,752)	(317,819)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$(661,499)	$(10,651,787)	$—	$—	$(11,313,286)
S&P 500® Fund	—	(188,156)	—	—	(188,156)
Inverse S&P 500® Strategy Fund	24,089	2,401,783	—	—	2,425,872
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	(2,446,590)	(10,327,633)	—	—	(12,774,223)
Inverse NASDAQ-100® Strategy Fund	44,931	(198,588)	—	—	(153,657)
Mid-Cap 1.5x Strategy Fund	2,707	(399,029)	—	—	(396,322)
Inverse Mid-Cap Strategy Fund	—	40,812	—	—	40,812
Russell 2000® 1.5x Strategy Fund	25,135	(73,665)	—	—	(48,530)
Russell 2000® Fund	176,109	(173,579)	—	—	2,530
Inverse Russell 2000® Strategy Fund	(31,475)	(63,785)	—	—	(95,260)
Dow Jones Industrial Average® Fund	(25,337)	(203,580)	—	—	(228,917)
Government Long Bond 1.2x Strategy Fund	—	—	(712,480)	—	(712,480)
Inverse Government Long Bond Strategy Fund	—	—	(58,017)	—	(58,017)
High Yield Strategy Fund	—	—	(29,605)	(275,012)	(304,617)
Inverse High Yield Strategy Fund	—	—	(32,797)	57,646	24,849

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Inverse S&P 500® Strategy Fund	Swap equity contracts	$1,892,782	$—	$1,892,782	$—	$—	$1,892,782
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	919,233	—	919,233	—	—	919,233
Inverse Mid-Cap Strategy Fund	Swap equity contracts	32,125	—	32,125	—	—	32,125
Inverse Russell 2000® Strategy Fund	Swap equity contracts	47,471	—	47,471	—	—	47,471
High Yield Strategy Fund	Credit index swap agreements	596	—	596	—	—	596

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity contracts	$9,581,839	$—	$9,581,839	$(9,468,741)	$—	$113,098
S&P 500® Fund	Swap equity contracts	145,590	—	145,590	(64,701)	—	80,889
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Swap equity contracts	8,780,965	—	8,780,965	(275,571)	(8,384,965)	120,429
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	126,909	—	126,909	(121,993)	—	4,916
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	106,533	—	106,533	(80,576)	—	25,957
Russell 2000® Fund	Swap equity contracts	101,084	—	101,084	(87,959)	—	13,125
Dow Jones Industrial Average® Fund	Swap equity contracts	49,112	—	49,112	(23,376)	—	25,736
High Yield Strategy Fund	Credit index swap agreements	51,369	—	51,369	(51,369)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2021.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Nova Fund	Goldman Sachs International	Futures contracts	$686,425	$—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	23,220,000	—
	Goldman Sachs International	Futures contracts	2,289,000	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund Total			25,509,000	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	17,019	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	597,595	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	—	260,058
	Goldman Sachs International	Credit default swap agreements	—	1,380,373
	Goldman Sachs International	Futures contracts	21,046	—
High Yield Strategy Fund Total			21,046	1,640,431
Inverse High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	1,897,487	—
	Goldman Sachs International	Futures contracts	47,270	—
Inverse High Yield Strategy Fund Total			1,944,757	—
Russell 2000® 1.5x Strategy Fund	Goldman Sachs International	Futures contracts	12,136	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Dow Jones Industrial Average® Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

172 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2021, GFD retained sales charges of $72,187 relating to sales of A-Class of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2021, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Nova Fund	$29,809
Inverse S&P 500® Strategy Fund	6,327
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	27,466
Inverse NASDAQ-100® Strategy Fund	1,906
Mid-Cap 1.5x Strategy Fund	1,935
Inverse Mid-Cap Strategy Fund	95
Russell 2000® 1.5x Strategy Fund	1,402
Inverse Russell 2000® Strategy Fund	1,593
Dow Jones Industrial Average® Fund	1,034
Government Long Bond 1.2x Strategy Fund	5,199
Inverse Government Long Bond Strategy Fund	6,605
High Yield Strategy Fund	2,847
Inverse High Yield Strategy Fund	417

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund to the extent necessary to keep net operating expenses for A-Class, C-Class and H-Class shares (including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s A-Class, C-Class and H-Class shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and /or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board of Trustees.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.50%
Due 10/01/21	$150,861,939	$150,862,148	Due 01/15/23	$150,772,500	$153,879,256

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.13%
Due 10/01/21	58,617,555	58,617,587	Due 12/31/22	59,788,400	59,789,984

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	58,617,555	58,617,604	Due 04/15/22	58,937,372	59,789,963

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Nova Fund	$28,654	$(28,654)	$—	$29,354	$—	$29,354
S&P 500® Fund	14,670	(14,670)	—	15,028	—	15,028
Mid-Cap 1.5x Strategy Fund	47,852	(47,852)	—	49,818	—	49,818
Russell 2000® Fund	2,058,701	(2,058,701)	—	2,119,448	—	2,119,448
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	14,085	(14,085)	—	14,431	—	14,431

(a)	Actual collateral reeived by the Fund is generally greater thatn the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Nova Fund	$453,999,204	$—	$(13,742,263)	$(13,742,263)
S&P 500® Fund	141,912,421	30,808,493	(278,750)	30,529,743
Inverse S&P 500® Strategy Fund	48,769,769	2,000,739	(8,202)	1,992,537
Monthly Rebalance Nasdaq—100 2x Strategy Fund	448,134,831	721,005	(11,598,007)	(10,877,002)
Inverse NASDAQ—100® Strategy Fund	17,832,298	980,014	(260)	979,754
Mid—Cap 1.5x Strategy Fund	10,569,047	2,894,680	(221,975)	2,672,705
Inverse Mid—Cap Strategy Fund	1,477,582	33,143	—	33,143
Russell 2000® 1.5x Strategy Fund	11,151,366	14,576	(121,190)	(106,614)
Russell 2000® Fund	34,541,803	3,641	(140,282)	(136,641)
Inverse Russell 2000® Strategy Fund	5,642,998	83,692	(30)	83,662
Dow Jones Industrial Average® Fund	19,972,615	4,359,905	(167,304)	4,192,601
Government Long Bond 1.2x Strategy Fund	70,301,813	—	(3,388,055)	(3,388,055)
Inverse Government Long Bond Strategy Fund	146,527,919	2,443,664	(20,373)	2,423,291
High Yield Strategy Fund	44,464,903	86,461	(425,139)	(338,678)
Inverse High Yield Strategy Fund	13,053,505	26,897	(620)	26,277
U.S. Government Money Market Fund	305,054,958	—	—	—

Note 9 – Securities Transactions

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$1,270,803,948	$1,242,268,626
S&P 500® Fund	191,189,359	158,609,076
Inverse S&P 500® Strategy Fund	—	1,000,000
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,023,659,160	720,907,778
Mid-Cap 1.5x Strategy Fund	7,430,440	8,401,946
Inverse Mid-Cap Strategy Fund	30,000	60,000
Russell 2000® Fund	2,799,131	—
Dow Jones Industrial Average® Fund	21,045,615	17,804,617
Government Long Bond 1.2x Strategy Fund	2,000,000	6,500,000
Inverse High Yield Strategy Fund	1,100,000	2,400,000
U.S. Government Money Market Fund	3,728,521	—

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Inverse NASDAQ-100® Strategy Fund	$2,041,641	$—
Russell 2000® Fund	5,097,070	5,091,211
Government Long Bond 1.2x Strategy Fund	754,795,234	822,407,688
Inverse Government Long Bond Strategy Fund	579,945,094	627,757,641
High Yield Strategy Fund	2,548,535	2,545,605
U.S. Government Money Market Fund	5,700,055	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2021, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$311,215,279	$300,765,707	$6,023,034
S&P 500® Fund	132,741,905	108,266,009	(1,002,433)
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	170,809,933	152,955,675	(2,515,834)
Mid-Cap 1.5x Strategy Fund	527,327	1,305,763	(45,384)
Russell 2000® 1.5x Strategy Fund	—	1,253,784	3,784
Dow Jones Industrial Average® Fund	7,623,400	5,783,789	(126,062)
U.S. Government Money Market Fund	16,271,864	—	—

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 7, 2021, the line of credit agreement was renewed and expires on June 6, 2022. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2021. The Funds did not have any borrowings outstanding under this agreement at September 30, 2021.

The average daily balances borrowed for the period ended September 30, 2021, were as follows:

Fund	Average Daily Balance
Nova Fund	$18,595
Inverse S&P 500® Strategy Fund	2,447
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	25,882
Mid-Cap 1.5x Strategy Fund	74
Inverse Government Long Bond Strategy Fund	907

Note 11 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. On March 12, 2021, the Solicitor General filed an amicus brief recommending that certiorari be denied. Plaintiffs filed a supplemental brief in response to the Solicitor General’s amicus brief on March 31, 2021, and Defendants filed a supplemental brief on April 1, 2021. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

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On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund

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OTHER INFORMATION (Unaudited)(continued)

●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund

Alternative Funds** (i.e., Non-Tradable Funds)
●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”).1 (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each, a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each, a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Independent Trustees and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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OTHER INFORMATION (Unaudited)(continued)

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.2 At meetings held by videoconference on April 20, 2021 (the “April Meeting”) and on May 26, 2021 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee met with a representative of FUSE at the April Meeting to discuss how FUSE determined the appropriate peer groups for the Funds. Thereafter, the Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Tradable Fund is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

[2]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief, initially provided for a limited period of time, has been extended multiple times and was in effect as of May 26, 2021. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 26, 2021.

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OTHER INFORMATION (Unaudited)(continued)

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal, regulatory and operational risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2020, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year

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OTHER INFORMATION (Unaudited)(continued)

periods ended December 31, 2020, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2020, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2021.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2020, as applicable, noting the Adviser’s view that, in general, such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error in most cases. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2020, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year, three-year and one-year periods ended December 31, 2020, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2020, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 73rd and 79th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily a result of the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value and short exposure to growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 61st and 60th percentiles, respectively.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 79th and 50th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities, and to poor performance in 2018 as the Fund had exposure to equities which sold off heavily in the fourth quarter. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach (i.e., a combination of passively-managed and actively-managed allocations), resulting in more competitive performance over the three-year and one-year time periods. The Committee also noted that, since 2018, the Fund’s performance has improved. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings were in the 66th and 53rd percentiles, respectively.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

other competitor product suite is directly comparable in this regard. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, although the Fund’s contractual advisory fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s net effective management fee is lower than that of the peer fund and the Fund’s total net expense ratio is close to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving, and intends to continue to waive, all or a portion of its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (43rd percentile) of its peer group. Although the net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group, the Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the first quartile (21st percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2020, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2019. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

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OTHER INFORMATION (Unaudited)(concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, although Guggenheim’s overall expenses declined in 2020, generally, costs are anticipated to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	157	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	157	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	157	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				157	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

192 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 193

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

194 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 195

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2020, to March 31, 2021. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

196 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2021

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund

International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund
Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com	RBENF2-SEMI-0921x0322

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
S&P 500® PURE GROWTH FUND	10
S&P 500® PURE VALUE FUND	17
S&P MIDCAP 400® PURE GROWTH FUND	25
S&P MIDCAP 400® PURE VALUE FUND	32
S&P SMALLCAP 600® PURE GROWTH FUND	39
S&P SMALLCAP 600® PURE VALUE FUND	47
EUROPE 1.25x STRATEGY FUND	55
JAPAN 2x STRATEGY FUND	64
STRENGTHENING DOLLAR 2x STRATEGY FUND	72
WEAKENING DOLLAR 2x STRATEGY FUND	80
NOTES TO FINANCIAL STATEMENTS	88
OTHER INFORMATION	102
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	110
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	115
LIQUIDITY RISK MANAGEMENT PROGRAM	118

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2021

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2021.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2021

COVID-19. The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options, and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

Pure Style Funds may not be suitable for all investors. ● The Funds are subject to the risk that large, medium and small-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole. ● Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company. ● The Funds are subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Funds’ inability to buy or sell securities or other financial instruments on that day. In certain circumstances, it may be difficult for the Funds to purchase and sell particular investments within a reasonable time at a fair price. ● Unlike many investment companies, the Funds are not actively “managed.” This means that based on market and economic conditions, the Funds’ performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline ● The Funds are subject to active trading and tracking error risks, which may increase volatility, impact the Funds’ ability to achieve its investment objective and may decrease the Funds’ performance. ● These Funds are considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Securities are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a Fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

The Weakening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2021

In the six months ending September 30, 2021, the equity market experienced a relatively steady upward climb that reversed amid seasonal pressures, inflation worry, and market uncertainty about the economic damage brought about by the potential emergence of new COVID variants.

Treasury yields posted their biggest rise in months following the Federal Open Market Committee (“FOMC”) meeting in September, at which Chair Powell noted that inflation would be higher and last longer than previously expected. The 10-year U.S. Treasury was still down slightly for the period.

Reports circulating in September about the inability of Evergrande, China’s second largest real estate development company, to repay an installment on its approximately $300 billion in debt sparked panic in credit markets in Asia. There was chatter about an Evergrande bankruptcy, a la Lehman Brothers, that would ignite a conflagration that could ravage China’s debt-reliant economy and spread across the world, triggering another global financial crisis. Others saw echoes of the collapse of Long-Term Capital Management, the highly leveraged hedge fund that collapsed in 1998 and required a bailout and debt rewind managed by the Federal Reserve (the “Fed”) to quell fears of a global financial meltdown.

As the month of September progressed and the Chinese government stepped in with liquidity and behind-the-scenes pressure on state-owned and state-backed enterprises to purchase Evergrande assets, tensions eased, but the question remains as to what ultimately will become of Evergrande. The most likely outcome is a “controlled fire” approach in which the government attempts to limit the contagion of Evergrande’s woes by propping up the company until its debts are restructured and reshuffled, its projects completed by others, and its properties sold off.

As Evergrande troubles captured the world’s attention, the September FOMC meeting made it clear that the Fed was not overly worried, at least not enough to push back its forecasted rate hikes. In fact, the tone of the meeting was somewhat hawkish, with the month’s Summary of Economic Projections revealing that half the committee members penciled in a rate hike for 2022. That would give them a policy option should elevated inflation turn out to be less temporary than expected. It also implies that a tapering of asset purchases would be completed sooner rather than later—a timetable corroborated when Chair Powell gave the strongest indication yet that tapering may start in November and for the first time suggested that asset purchases could conclude by mid-2022.

Markets reacted favorably to the Fed’s relatively sanguine view of the Evergrande situation, perhaps breathing a sigh of relief that it considers the problem insufficiently dangerous either to warrant action or to delay the normalization of rates in the United States. Interestingly, in place of several instances of the word “transitory” in the four previous FOMC press conference transcripts, the September transcript included no mention of the word, which may help explain the hawkish tilt to the meeting. Regarding the path for rates, half of FOMC members now see at least one hike in 2022, up from 39 percent in June. The median FOMC participant now sees in excess of six cumulative hikes through 2024, signaling an acknowledgement of intensifying supply side pressures and a labor market that could be at full employment within the next year.

For the six-month period ended September 30, 2021, the S&P 500® Index* returned 9.18%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.70%. The return of the MSCI Emerging Markets Index* was -3.45%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 1.88% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned 3.65%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2021

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Nikkei-225 Stock Average Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies on the Tokyo Stock Exchange.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Pure Growth Index is narrow in focus, containing only those S&P 500 Index companies with strong growth characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P 500® Pure Value Index is narrow in focus, containing only those S&P 500 Index companies with strong value characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P MidCap 400® Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong growth characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P MidCap 400® Pure Value Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong value characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong growth characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong value characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

STOXX Europe 50® Index provides a blue-chip representation of supersector leaders in Europe. The index covers 50 stocks from 17 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

USD or U.S. Dollar Index® (USDX) is an index that determines the relative value of the United States dollar to a basket of foreign currencies. This formulated “basket” of currencies comprises the weighting of six other currencies as follows: Euro (EUR), 57.6% + Japanese Yen (JPY), 13.6% + Pound Sterling (GBP), 11.9% + Canadian Dollar (CAD), 9.1% + Swedish Krona (SEK), 4.2% + Swiss Franc (CHF) 3.6%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2021 and ending September 30, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund
A-Class	1.51%	16.49%	$ 1,000.00	$ 1,164.90	$ 8.19
C-Class	2.26%	16.06%	1,000.00	1,160.60	12.24
H-Class	1.51%	16.50%	1,000.00	1,165.00	8.20
S&P 500® Pure Value Fund
A-Class	1.51%	2.90%	1,000.00	1,029.00	7.68
C-Class	2.26%	2.50%	1,000.00	1,025.00	11.47
H-Class	1.50%	2.89%	1,000.00	1,028.90	7.63
S&P MidCap 400® Pure Growth Fund
A-Class	1.51%	0.00%	1,000.00	1,000.00	7.57
C-Class	2.26%	(0.39%)	1,000.00	996.10	11.31
H-Class	1.51%	0.00%	1,000.00	1,000.00	7.57
S&P MidCap 400® Pure Value Fund
A-Class	1.51%	1.25%	1,000.00	1,012.50	7.62
C-Class	2.26%	0.87%	1,000.00	1,008.70	11.38
H-Class	1.51%	1.26%	1,000.00	1,012.60	7.62
S&P SmallCap 600® Pure Growth Fund
A-Class	1.51%	0.59%	1,000.00	1,005.90	7.59
C-Class	2.26%	0.22%	1,000.00	1,002.20	11.34
H-Class	1.51%	0.62%	1,000.00	1,006.20	7.59
S&P SmallCap 600® Pure Value Fund
A-Class	1.51%	4.95%	1,000.00	1,049.50	7.76
C-Class	2.26%	4.56%	1,000.00	1,045.60	11.59
H-Class	1.51%	4.95%	1,000.00	1,049.50	7.76
Europe 1.25x Strategy Fund
A-Class	1.72%	5.59%	1,000.00	1,055.90	8.86
C-Class	2.47%	5.23%	1,000.00	1,052.30	12.71
H-Class	1.72%	5.62%	1,000.00	1,056.20	8.87
Japan 2x Strategy Fund
A-Class	1.49%	(2.12%)	1,000.00	978.80	7.39
C-Class	2.23%	(2.49%)	1,000.00	975.10	11.04
H-Class	1.49%	(2.13%)	1,000.00	978.70	7.39
Strengthening Dollar 2x Strategy Fund
A-Class	1.89%	1.36%	1,000.00	1,013.60	9.54
C-Class	2.64%	0.99%	1,000.00	1,009.90	13.30
H-Class	1.89%	1.37%	1,000.00	1,013.70	9.54
Weakening Dollar 2x Strategy Fund
A-Class	1.87%	(3.25%)	1,000.00	967.50	9.22
C-Class	2.62%	(3.62%)	1,000.00	963.80	12.90
H-Class	1.87%	(3.26%)	1,000.00	967.40	9.22

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund
A-Class	1.51%	5.00%	$ 1,000.00	$ 1,017.50	$ 7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
S&P 500® Pure Value Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.50%	5.00%	1,000.00	1,017.55	7.59
S&P MidCap 400® Pure Growth Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
S&P MidCap 400® Pure Value Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
S&P SmallCap 600® Pure Growth Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
S&P SmallCap 600® Pure Value Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
Europe 1.25x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Japan 2x Strategy Fund
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.23%	5.00%	1,000.00	1,013.89	11.26
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
Strengthening Dollar 2x Strategy Fund
A-Class	1.89%	5.00%	1,000.00	1,015.59	9.55
C-Class	2.64%	5.00%	1,000.00	1,011.83	13.31
H-Class	1.89%	5.00%	1,000.00	1,015.59	9.55
Weakening Dollar 2x Strategy Fund
A-Class	1.87%	5.00%	1,000.00	1,015.69	9.45
C-Class	2.62%	5.00%	1,000.00	1,011.93	13.21
H-Class	1.87%	5.00%	1,000.00	1,015.69	9.45

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2021 to September 30, 2021.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Monolithic Power Systems, Inc.	2.5%
NVIDIA Corp.	2.5%
SVB Financial Group	2.5%
Etsy, Inc.	2.3%
Tesla, Inc.	2.2%
Fortinet, Inc.	2.2%
Align Technology, Inc.	2.1%
PayPal Holdings, Inc.	2.1%
ServiceNow, Inc.	2.0%
Generac Holdings, Inc.	2.0%
Top Ten Total	22.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	16.49%	34.19%	17.05%	16.31%
A-Class Shares with sales charge‡	10.96%	27.81%	15.91%	15.75%
C-Class Shares	16.06%	33.19%	16.17%	15.44%
C-Class Shares with CDSC§	15.06%	32.19%	16.17%	15.44%
H-Class Shares	16.50%	34.20%	17.04%	16.31%
S&P 500 Pure Growth Index	17.44%	36.43%	19.05%	18.28%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Technology - 35.9%
Monolithic Power Systems, Inc.	3,227	$1,564,062
NVIDIA Corp.	7,444	1,542,099
Fortinet, Inc.*	4,692	1,370,252
ServiceNow, Inc.*	1,986	1,235,828
Adobe, Inc.*	1,700	978,724
KLA Corp.	2,860	956,699
Advanced Micro Devices, Inc.*	9,255	952,339
Teradyne, Inc.	8,642	943,447
MSCI, Inc. — Class A	1,547	941,102
Paycom Software, Inc.*	1,858	921,104
salesforce.com, Inc.*	3,284	890,686
Apple, Inc.	6,275	887,912
Autodesk, Inc.*	2,993	853,514
Cadence Design Systems, Inc.*	5,295	801,875
Lam Research Corp.	1,382	786,565
Microsoft Corp.	2,750	775,280
Synopsys, Inc.*	2,534	758,705
Intuit, Inc.	1,350	728,338
Applied Materials, Inc.	5,346	688,191
QUALCOMM, Inc.	4,623	596,275
Take-Two Interactive Software, Inc.*	3,726	574,065
Qorvo, Inc.*	3,195	534,172
Xilinx, Inc.*	3,145	474,864
ANSYS, Inc.*	1,367	465,395
Tyler Technologies, Inc.*	948	434,800
PTC, Inc.*	3,278	392,672
Total Technology		22,048,965

Consumer, Non-cyclical - 28.8%
Align Technology, Inc.*	1,974	1,313,559
PayPal Holdings, Inc.*	5,035	1,310,157
Dexcom, Inc.*	2,184	1,194,342
West Pharmaceutical Services, Inc.	2,709	1,150,079
IDEXX Laboratories, Inc.*	1,699	1,056,608
United Rentals, Inc.*	2,951	1,035,594
Charles River Laboratories International, Inc.*	2,375	980,091
Bio-Rad Laboratories, Inc. — Class A*	1,283	957,054
Catalent, Inc.*	6,854	912,062
Regeneron Pharmaceuticals, Inc.*	1,452	878,721
DaVita, Inc.*	7,303	849,047
ABIOMED, Inc.*	2,222	723,305
Thermo Fisher Scientific, Inc.	1,212	692,452
PerkinElmer, Inc.	3,819	661,794
ResMed, Inc.	2,260	595,623
Bio-Techne Corp.	1,175	569,370
Monster Beverage Corp.*	5,809	516,013
Rollins, Inc.	14,084	497,588
S&P Global, Inc.	1,132	480,976
MarketAxess Holdings, Inc.	1,103	464,021
Vertex Pharmaceuticals, Inc.*	2,391	433,704
Verisk Analytics, Inc. — Class A	2,032	406,949
Total Consumer, Non-cyclical		17,679,109

Communications - 12.8%
Etsy, Inc.*	6,816	1,417,455
Netflix, Inc.*	1,688	1,030,254
Amazon.com, Inc.*	311	1,021,648
Facebook, Inc. — Class A*	2,565	870,535
eBay, Inc.	11,776	820,434
Charter Communications, Inc. — Class A*	818	595,144
Arista Networks, Inc.*	1,687	579,721
Twitter, Inc.*	8,778	530,103
Alphabet, Inc. — Class A*	188	502,622
Alphabet, Inc. — Class C*	181	482,421
Total Communications		7,850,337

Consumer, Cyclical - 9.8%
Tesla, Inc.*	1,773	1,374,926
Tractor Supply Co.	4,855	983,672
Domino’s Pizza, Inc.	1,800	858,528
Pool Corp.	1,961	851,878
Chipotle Mexican Grill, Inc. — Class A*	424	770,628
Dollar General Corp.	2,869	608,630
Copart, Inc.*	3,999	554,741
Total Consumer, Cyclical		6,003,003

Industrial - 5.1%
Generac Holdings, Inc.*	3,012	1,230,914
Old Dominion Freight Line, Inc.	2,568	734,396
Trimble, Inc.*	7,570	622,632
Mettler-Toledo International, Inc.*	396	545,435
Total Industrial		3,133,377

Financial - 3.3%
SVB Financial Group*	2,382	1,540,868
Brown & Brown, Inc.	9,008	499,494
Total Financial		2,040,362

Basic Materials - 2.4%
Albemarle Corp.	4,523	990,401
FMC Corp.	5,149	471,443
Total Basic Materials		1,461,844

Energy - 1.5%
Enphase Energy, Inc.*	5,972	895,621

Total Common Stocks
(Cost $42,077,589)		61,112,618

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P 500® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$257,406	$257,406
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	100,016	100,016
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	100,015	100,015
Total Repurchase Agreements
(Cost $457,437)		457,437

Total Investments - 100.3%
(Cost $42,535,026)		$61,570,055
Other Assets & Liabilities, net - (0.3)%		(158,887)
Total Net Assets - 100.0%		$61,411,168

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$61,112,618	$—	$—	$61,112,618
Repurchase Agreements	—	457,437	—	457,437
Total Assets	$61,112,618	$457,437	$—	$61,570,055

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $42,077,589)	$61,112,618
Repurchase agreements, at value (cost $457,437)	457,437
Receivables:
Securities sold	4,104,439
Fund shares sold	23,895
Dividends	11,942
Total assets	65,710,331

Liabilities:
Payable for:
Fund shares redeemed	4,123,833
Management fees	63,863
Distribution and service fees	26,533
Transfer agent and administrative fees	22,906
Portfolio accounting fees	8,515
Trustees’ fees*	599
Miscellaneous	52,914
Total liabilities	4,299,163
Commitments and contingent liabilities (Note 11)	—
Net assets	$61,411,168

Net assets consist of:
Paid in capital	$39,721,835
Total distributable earnings (loss)	21,689,333
Net assets	$61,411,168

A-Class:
Net assets	$13,200,048
Capital shares outstanding	134,841
Net asset value per share	$97.89
Maximum offering price per share (Net asset value divided by 95.25%)	$102.77

C-Class:
Net assets	$7,864,211
Capital shares outstanding	94,872
Net asset value per share	$82.89

H-Class:
Net assets	$40,346,909
Capital shares outstanding	412,287
Net asset value per share	$97.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$92,827
Interest	92
Total investment income	92,919

Expenses:
Management fees	294,987
Distribution and service fees:
A-Class	17,291
C-Class	37,837
H-Class	71,579
Transfer agent and administrative fees	108,699
Portfolio accounting fees	39,331
Professional fees	11,261
Custodian fees	4,937
Trustees’ fees*	3,022
Miscellaneous	34,028
Total expenses	622,972
Net investment loss	(530,053)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,561,173
Net realized gain	1,561,173
Net change in unrealized appreciation (depreciation) on:
Investments	8,874,340
Net change in unrealized appreciation (depreciation)	8,874,340
Net realized and unrealized gain	10,435,513
Net increase in net assets resulting from operations	$9,905,460

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(530,053)	$(533,445)
Net realized gain on investments	1,561,173	5,985,795
Net change in unrealized appreciation (depreciation) on investments	8,874,340	14,848,012
Net increase in net assets resulting from operations	9,905,460	20,300,362

Distributions to shareholders:
A-Class	—	(347,944)
C-Class	—	(375,991)
H-Class	—	(942,938)
Total distributions to shareholders	—	(1,666,873)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,377,880	3,027,956
C-Class	1,781,578	3,741,861
H-Class	345,113,884	89,764,435
Distributions reinvested
A-Class	—	342,450
C-Class	—	373,797
H-Class	—	923,354
Cost of shares redeemed
A-Class	(4,919,835)	(5,118,294)
C-Class	(2,329,694)	(6,297,073)
H-Class	(333,696,221)	(105,900,746)
Net increase (decrease) from capital share transactions	12,327,592	(19,142,260)
Net increase (decrease) in net assets	22,233,052	(508,771)

Net assets:
Beginning of period	39,178,116	39,686,887
End of period	$61,411,168	$39,178,116

Capital share activity:
Shares sold
A-Class	67,982	39,994
C-Class	21,856	65,460
H-Class	3,543,417	1,203,307
Shares issued from reinvestment of distributions
A-Class	—	4,216
C-Class	—	5,402
H-Class	—	11,370
Shares redeemed
A-Class	(48,856)	(70,507)
C-Class	(29,385)	(98,665)
H-Class	(3,394,716)	(1,433,175)
Net increase (decrease) in shares	160,298	(272,598)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$84.03	$53.91	$65.86	$66.50	$57.84	$51.74
Income (loss) from investment operations:
Net investment income (loss)[b]	(.60)	(.80)	(.29)	(.50)	(.36)	(.44)
Net gain (loss) on investments (realized and unrealized)	14.46	34.07	(8.09)	3.42	12.57	6.56
Total from investment operations	13.86	33.27	(8.38)	2.92	12.21	6.12
Less distributions from:
Net realized gains	—	(3.15)	(3.57)	(3.56)	(3.55)	(.02)
Total distributions	—	(3.15)	(3.57)	(3.56)	(3.55)	(.02)
Net asset value, end of period	$97.89	$84.03	$53.91	$65.86	$66.50	$57.84

Total Return[c]	16.49%	61.92%	(13.76%)	4.88%	21.39%	11.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,200	$9,724	$7,656	$15,456	$17,254	$15,575
Ratios to average net assets:
Net investment income (loss)	(1.26%)	(1.06%)	(0.43%)	(0.75%)	(0.56%)	(0.82%)
Total expenses	1.51%	1.60%	1.63%	1.61%	1.53%	1.53%
Portfolio turnover rate	380%	240%	282%	177%	215%	184%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$71.42	$46.47	$57.65	$59.10	$52.13	$46.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.80)	(1.16)	(.69)	(.90)	(.75)	(.77)
Net gain (loss) on investments (realized and unrealized)	12.27	29.26	(6.92)	3.01	11.27	5.93
Total from investment operations	11.47	28.10	(7.61)	2.11	10.52	5.16
Less distributions from:
Net realized gains	—	(3.15)	(3.57)	(3.56)	(3.55)	(.02)
Total distributions	—	(3.15)	(3.57)	(3.56)	(3.55)	(.02)
Net asset value, end of period	$82.89	$71.42	$46.47	$57.65	$59.10	$52.13

Total Return[c]	16.06%	60.69%	(14.40%)	4.09%	20.50%	10.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,864	$7,314	$6,050	$10,329	$13,442	$10,951
Ratios to average net assets:
Net investment income (loss)	(2.01%)	(1.80%)	(1.18%)	(1.52%)	(1.32%)	(1.57%)
Total expenses	2.26%	2.35%	2.38%	2.36%	2.28%	2.27%
Portfolio turnover rate	380%	240%	282%	177%	215%	184%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$84.00	$53.89	$65.84	$66.49	$57.83	$51.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.62)	(.77)	(.29)	(.53)	(.38)	(.44)
Net gain (loss) on investments (realized and unrealized)	14.48	34.03	(8.09)	3.44	12.59	6.56
Total from investment operations	13.86	33.26	(8.38)	2.91	12.21	6.12
Less distributions from:
Net realized gains	—	(3.15)	(3.57)	(3.56)	(3.55)	(.02)
Total distributions	—	(3.15)	(3.57)	(3.56)	(3.55)	(.02)
Net asset value, end of period	$97.86	$84.00	$53.89	$65.84	$66.49	$57.83

Total Return	16.50%	61.92%	(13.77%)	4.86%	21.40%	11.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,347	$22,141	$25,981	$82,570	$109,644	$78,673
Ratios to average net assets:
Net investment income (loss)	(1.28%)	(1.03%)	(0.44%)	(0.79%)	(0.59%)	(0.81%)
Total expenses	1.51%	1.61%	1.63%	1.61%	1.53%	1.52%
Portfolio turnover rate	380%	240%	282%	177%	215%	184%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.3%
Lincoln National Corp.	2.1%
Ford Motor Co.	2.1%
Prudential Financial, Inc.	2.0%
MetLife, Inc.	1.9%
Lumen Technologies, Inc.	1.9%
Hartford Financial Services Group, Inc.	1.8%
CVS Health Corp.	1.7%
Valero Energy Corp.	1.7%
Hewlett Packard Enterprise Co.	1.5%
Top Ten Total	19.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	2.90%	54.92%	8.40%	12.25%
A-Class Shares with sales charge‡	(1.99%)	47.57%	7.35%	11.70%
C-Class Shares	2.50%	53.76%	7.59%	11.41%
C-Class Shares with CDSC§	1.50%	52.76%	7.59%	11.41%
H-Class Shares	2.89%	54.93%	8.41%	12.25%
S&P 500 Pure Value Index	3.74%	57.99%	10.23%	14.31%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Financial - 45.3%
Berkshire Hathaway, Inc. — Class B*	1,379	$376,384
Lincoln National Corp.	5,097	350,419
Prudential Financial, Inc.	3,065	322,438
MetLife, Inc.	5,052	311,860
Hartford Financial Services Group, Inc.	4,134	290,414
Invesco Ltd.	10,189	245,657
Principal Financial Group, Inc.	3,751	241,564
Capital One Financial Corp.	1,426	230,969
Wells Fargo & Co.	4,805	223,000
American International Group, Inc.	3,750	205,837
Fifth Third Bancorp	4,761	202,057
People’s United Financial, Inc.	11,351	198,302
Allstate Corp.	1,521	193,639
Citigroup, Inc.	2,729	191,521
Citizens Financial Group, Inc.	4,059	190,692
Comerica, Inc.	2,295	184,748
Loews Corp.	3,375	182,014
Bank of New York Mellon Corp.	3,510	181,958
Goldman Sachs Group, Inc.	473	178,808
Zions Bancorp North America	2,852	176,510
Everest Re Group Ltd.	690	173,038
Assurant, Inc.	1,058	166,900
Aflac, Inc.	3,173	165,408
KeyCorp	7,106	153,632
Bank of America Corp.	3,584	152,141
Regions Financial Corp.	7,097	151,237
Travelers Companies, Inc.	954	145,018
Morgan Stanley	1,447	140,808
Franklin Resources, Inc.	4,499	133,710
M&T Bank Corp.	851	127,088
State Street Corp.	1,493	126,487
Cincinnati Financial Corp.	1,099	125,528
Truist Financial Corp.	2,063	120,995
Kimco Realty Corp. REIT	5,290	109,767
Chubb Ltd.	551	95,587
PNC Financial Services Group, Inc.	488	95,472
Huntington Bancshares, Inc.	6,154	95,141
CBRE Group, Inc. — Class A*	965	93,952
Raymond James Financial, Inc.	1,003	92,511
Globe Life, Inc.	969	86,270
Synchrony Financial	1,589	77,670
U.S. Bancorp	1,290	76,678
JPMorgan Chase & Co.	409	66,949
Total Financial		7,450,778

Consumer, Non-cyclical - 16.0%
CVS Health Corp.	3,290	279,189
Kroger Co.	5,985	241,973
Archer-Daniels-Midland Co.	4,021	241,300
Centene Corp.*	3,564	222,073
Tyson Foods, Inc. — Class A	2,468	194,824
Molson Coors Beverage Co. — Class B	3,927	182,134
McKesson Corp.	867	172,863
Cigna Corp.	827	165,532
Viatris, Inc.	11,720	158,806
Kraft Heinz Co.	3,879	142,825
Anthem, Inc.	338	126,006
Cardinal Health, Inc.	2,383	117,863
Universal Health Services, Inc. — Class B	680	94,092
Corteva, Inc.	1,958	82,393
J M Smucker Co.	594	71,298
AmerisourceBergen Corp. — Class A	544	64,981
Henry Schein, Inc.*	848	64,584
Total Consumer, Non-cyclical		2,622,736

Consumer, Cyclical - 11.0%
Ford Motor Co.*	24,692	349,639
Walgreens Boots Alliance, Inc.	4,716	221,888
General Motors Co.*	3,810	200,825
Mohawk Industries, Inc.*	1,049	186,093
Lennar Corp. — Class A	1,604	150,263
LKQ Corp.*	2,249	113,170
Whirlpool Corp.	498	101,522
BorgWarner, Inc.	2,035	87,932
Hanesbrands, Inc.	4,995	85,714
CarMax, Inc.*	625	79,975
PVH Corp.*	723	74,317
Advance Auto Parts, Inc.	336	70,187
Gap, Inc.	2,094	47,534
Walmart, Inc.	327	45,577
Total Consumer, Cyclical		1,814,636

Energy - 7.8%
Valero Energy Corp.	3,891	274,588
Exxon Mobil Corp.	3,930	231,163
Phillips 66	2,575	180,327
Marathon Petroleum Corp.	2,428	150,075
Marathon Oil Corp.	10,398	142,141
Kinder Morgan, Inc.	5,498	91,982
Pioneer Natural Resources Co.	449	74,763
EOG Resources, Inc.	861	69,112
Chevron Corp.	599	60,768
Total Energy		1,274,919

Communications - 6.4%
Lumen Technologies, Inc.	24,756	306,727
ViacomCBS, Inc. — Class B	3,237	127,894
DISH Network Corp. — Class A*	2,503	108,780
AT&T, Inc.	3,668	99,073
Juniper Networks, Inc.	3,055	84,073
Fox Corp. — Class A	1,946	78,054
Interpublic Group of Companies, Inc.	2,064	75,687
Discovery, Inc. — Class C*	2,058	49,948
News Corp. — Class A	2,076	48,848
Fox Corp. — Class B	899	33,371
Discovery, Inc. — Class A*,1	1,066	27,055
News Corp. — Class B	647	15,030
Total Communications		1,054,540

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P 500® PURE VALUE FUND

	Shares	Value
Industrial - 4.3%
Westrock Co.	3,395	$169,173
Textron, Inc.	1,832	127,892
Huntington Ingalls Industries, Inc.	489	94,406
Howmet Aerospace, Inc.	2,858	89,170
Raytheon Technologies Corp.	1,004	86,304
Westinghouse Air Brake Technologies Corp.	895	77,158
General Dynamics Corp.	336	65,866
Total Industrial		709,969

Technology - 3.2%
Hewlett Packard Enterprise Co.	17,351	247,252
Western Digital Corp.*	2,058	116,153
HP, Inc.	3,536	96,745
DXC Technology Co.*	2,051	68,934
Total Technology		529,084

Utilities - 2.8%
Exelon Corp.	2,719	131,437
Consolidated Edison, Inc.	940	68,235
Evergy, Inc.	1,052	65,434
FirstEnergy Corp.	1,733	61,729
PPL Corp.	1,767	49,264
Pinnacle West Capital Corp.	662	47,902
Edison International	739	40,992
Total Utilities		464,993

Basic Materials - 2.4%
Nucor Corp.	1,849	182,108
Mosaic Co.	4,155	148,416
International Paper Co.	1,064	59,499
Total Basic Materials		390,023

Common Stocks - 0.4%
General Electric Co.	536	55,224

Total Common Stocks
(Cost $11,380,095)		16,366,902

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$69,189	69,189
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	26,884	26,884
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	26,884	26,884
Total Repurchase Agreements
(Cost $122,957)		122,957

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	20,436	20,436
Total Securities Lending Collateral
(Cost $20,436)		20,436

Total Investments - 100.4%
(Cost $11,523,488)		$16,510,295
Other Assets & Liabilities, net - (0.4)%		(58,333)
Total Net Assets - 100.0%		$16,451,962

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P 500® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,366,902	$—	$—	$16,366,902
Repurchase Agreements	—	122,957	—	122,957
Securities Lending Collateral	20,436	—	—	20,436
Total Assets	$16,387,338	$122,957	$—	$16,510,295

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $19,949 of securities loaned (cost $11,400,531)	$16,387,338
Repurchase agreements, at value (cost $122,957)	122,957
Receivables:
Dividends	20,116
Securities lending income	11
Fund shares sold	2
Total assets	16,530,424

Liabilities:
Payable for:
Return of securities lending collateral	20,436
Management fees	10,603
Registration fees	6,877
Fund shares redeemed	4,883
Professional fees	4,857
Distribution and service fees	4,260
Transfer agent and administrative fees	3,803
Printing	3,689
Portfolio accounting fees	1,413
Trustees’ fees*	381
Miscellaneous	17,260
Total liabilities	78,462
Commitments and contingent liabilities (Note 11)	—
Net assets	$16,451,962

Net assets consist of:
Paid in capital	$21,159,435
Total distributable earnings (loss)	(4,707,473)
Net assets	$16,451,962

A-Class:
Net assets	$3,101,985
Capital shares outstanding	33,785
Net asset value per share	$91.82
Maximum offering price per share (Net asset value divided by 95.25%)	$96.40

C-Class:
Net assets	$1,145,297
Capital shares outstanding	14,959
Net asset value per share	$76.56

H-Class:
Net assets	$12,204,680
Capital shares outstanding	132,329
Net asset value per share	$92.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$668,779
Interest	26
Income from securities lending, net	165
Total investment income	668,970

Expenses:
Management fees	183,974
Distribution and service fees:
A-Class	3,910
C-Class	7,682
H-Class	55,494
Transfer agent and administrative fees	68,937
Portfolio accounting fees	24,529
Professional fees	14,185
Trustees’ fees*	3,578
Custodian fees	3,206
Line of credit fees	55
Miscellaneous	9,206
Total expenses	374,756
Net investment income	294,214

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(766,904)
Net realized loss	(766,904)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,191,533)
Net change in unrealized appreciation (depreciation)	(1,191,533)
Net realized and unrealized loss	(1,958,437)
Net decrease in net assets resulting from operations	$(1,664,223)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$294,214	$215,028
Net realized loss on investments	(766,904)	(3,593,666)
Net change in unrealized appreciation (depreciation) on investments	(1,191,533)	9,801,986
Net increase (decrease) in net assets resulting from operations	(1,664,223)	6,423,348

Distributions to shareholders:
A-Class	—	(18,692)
C-Class	—	(15,043)
H-Class	—	(268,123)
Total distributions to shareholders	—	(301,858)

Capital share transactions:
Proceeds from sale of shares
A-Class	662,404	874,138
C-Class	163,532	4,340,519
H-Class	196,664,967	277,399,114
Distributions reinvested
A-Class	—	18,484
C-Class	—	14,913
H-Class	—	262,826
Cost of shares redeemed
A-Class	(564,064)	(835,197)
C-Class	(876,764)	(4,645,403)
H-Class	(235,460,973)	(234,482,610)
Net increase (decrease) from capital share transactions	(39,410,898)	42,946,784
Net increase (decrease) in net assets	(41,075,121)	49,068,274

Net assets:
Beginning of period	57,527,083	8,458,809
End of period	$16,451,962	$57,527,083

Capital share activity:
Shares sold
A-Class	7,069	10,614
C-Class	2,020	72,449
H-Class	2,058,761	3,827,657
Shares issued from reinvestment of distributions
A-Class	—	247
C-Class	—	238
H-Class	—	3,496
Shares redeemed
A-Class	(6,065)	(13,352)
C-Class	(11,230)	(80,649)
H-Class	(2,515,415)	(3,353,123)
Net increase (decrease) in shares	(464,860)	467,577

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$89.23	$48.65	$76.07	$83.46	$76.42	$66.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.44	.70	1.02	.85	.60	.55
Net gain (loss) on investments (realized and unrealized)	2.15 [e]	40.58	(27.62)	(2.17)	7.41	10.52
Total from investment operations	2.59	41.28	(26.60)	(1.32)	8.01	11.07
Less distributions from:
Net investment income	—	(.70)	(.82)	(1.14)	(.27)	(.68)
Net realized gains	—	—	—	(4.93)	(.70)	—
Total distributions	—	(.70)	(.82)	(6.07)	(.97)	(.68)
Net asset value, end of period	$91.82	$89.23	$48.65	$76.07	$83.46	$76.42

Total Return[c]	2.90%	85.10%	(35.38%)	(1.26%)	10.48%	16.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,102	$2,925	$1,716	$3,518	$6,108	$6,686
Ratios to average net assets:
Net investment income (loss)	0.94%	1.06%	1.32%	1.01%	0.74%	0.79%
Total expenses	1.51%	1.60%	1.63%	1.61%	1.53%	1.53%
Portfolio turnover rate	387%	1,207%	254%	190%	252%	321%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$74.69	$41.11	$64.87	$72.64	$67.13	$58.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.18	.17	.12	(.03)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.81 [e]	34.10	(23.11)	(1.82)	6.51	9.31
Total from investment operations	1.87	34.28	(22.94)	(1.70)	6.48	9.30
Less distributions from:
Net investment income	—	(.70)	(.82)	(1.14)	(.27)	(.68)
Net realized gains	—	—	—	(4.93)	(.70)	—
Total distributions	—	(.70)	(.82)	(6.07)	(.97)	(.68)
Net asset value, end of period	$76.56	$74.69	$41.11	$64.87	$72.64	$67.13

Total Return[c]	2.50%	83.72%	(35.87%)	(2.00%)	9.66%	15.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,145	$1,805	$1,321	$2,340	$4,058	$3,913
Ratios to average net assets:
Net investment income (loss)	0.15%	0.32%	0.26%	0.17%	(0.05%)	(0.01%)
Total expenses	2.26%	2.35%	2.38%	2.36%	2.28%	2.28%
Portfolio turnover rate	387%	1,207%	254%	190%	252%	321%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$89.64	$48.87	$76.39	$83.78	$76.71	$66.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	.84	.96	.81	.57	.59
Net gain (loss) on investments (realized and unrealized)	1.99 [e]	40.63	(27.66)	(2.13)	7.47	10.52
Total from investment operations	2.59	41.47	(26.70)	(1.32)	8.04	11.11
Less distributions from:
Net investment income	—	(.70)	(.82)	(1.14)	(.27)	(.68)
Net realized gains	—	—	—	(4.93)	(.70)	—
Total distributions	—	(.70)	(.82)	(6.07)	(.97)	(.68)
Net asset value, end of period	$92.23	$89.64	$48.87	$76.39	$83.78	$76.71

Total Return	2.89%	85.15%	(35.38%)	(1.25%)	10.48%	16.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,205	$52,797	$5,422	$43,352	$59,536	$55,613
Ratios to average net assets:
Net investment income (loss)	1.25%	1.17%	1.22%	0.97%	0.70%	0.83%
Total expenses	1.50%	1.58%	1.63%	1.61%	1.53%	1.53%
Portfolio turnover rate	387%	1,207%	254%	190%	252%	321%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 2:1 share split effective October 28, 2016.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market market value of the investments of the Fund.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Repligen Corp.	3.1%
Digital Turbine, Inc.	2.9%
RH	2.9%
STAAR Surgical Co.	2.8%
Brooks Automation, Inc.	2.4%
Paylocity Holding Corp.	2.4%
Medpace Holdings, Inc.	2.3%
Brighthouse Financial, Inc.	2.2%
Axon Enterprise, Inc.	2.2%
Crocs, Inc.	2.1%
Top Ten Total	25.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	0.00%	29.51%	11.23%	11.07%
A-Class Shares with sales charge‡	(4.75%)	23.35%	10.16%	10.53%
C-Class Shares	(0.39%)	28.54%	10.40%	10.24%
C-Class Shares with CDSC§	(1.39%)	27.54%	10.40%	10.24%
H-Class Shares	0.00%	29.51%	11.23%	11.07%
S&P MidCap 400 Pure Growth Index	0.83%	31.48%	12.93%	12.57%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 31.9%
Repligen Corp.*	6,722	$1,942,591
STAAR Surgical Co.*	13,416	1,724,358
Paylocity Holding Corp.*	5,214	1,462,006
Medpace Holdings, Inc.*	7,642	1,446,478
Syneos Health, Inc.*	11,767	1,029,377
R1 RCM, Inc.*	46,444	1,022,232
Quidel Corp.*	6,808	960,949
Darling Ingredients, Inc.*	13,204	949,368
Halozyme Therapeutics, Inc.*	19,658	799,687
Penumbra, Inc.*	2,891	770,452
ASGN, Inc.*	6,493	734,618
Exelixis, Inc.*	33,909	716,836
Masimo Corp.*	2,463	666,759
Boston Beer Company, Inc. — Class A*	1,297	661,146
HealthEquity, Inc.*	9,378	607,319
Helen of Troy Ltd.*	2,624	589,560
Emergent BioSolutions, Inc.*	11,252	563,388
Insperity, Inc.	4,726	523,357
FTI Consulting, Inc.*	3,738	503,509
Neurocrine Biosciences, Inc.*	4,767	457,203
Amedisys, Inc.*	2,578	384,380
Arrowhead Pharmaceuticals, Inc.*	6,019	375,766
LHC Group, Inc.*	2,101	329,668
Chemed Corp.	596	277,211
Jazz Pharmaceuticals plc*	2,081	270,967
Total Consumer, Non-cyclical		19,769,185

Consumer, Cyclical - 22.8%
RH*	2,668	1,779,316
Crocs, Inc.*	9,209	1,321,307
Wingstop, Inc.	7,629	1,250,622
YETI Holdings, Inc.*	13,923	1,193,062
Williams-Sonoma, Inc.	6,576	1,166,122
Fox Factory Holding Corp.*	7,343	1,061,357
Lithia Motors, Inc. — Class A	3,195	1,012,943
Churchill Downs, Inc.	3,972	953,598
Scotts Miracle-Gro Co. — Class A	5,958	872,013
Deckers Outdoor Corp.*	2,387	859,798
Tempur Sealy International, Inc.	13,188	612,055
Five Below, Inc.*	3,443	608,757
Ollie’s Bargain Outlet Holdings, Inc.*,1	9,620	579,893
Texas Roadhouse, Inc. — Class A	3,499	319,564
Mattel, Inc.*	16,570	307,539
Jack in the Box, Inc.	2,580	251,111
Total Consumer, Cyclical		14,149,057

Industrial - 15.6%
Axon Enterprise, Inc.*	7,785	1,362,531
Trex Company, Inc.*	12,072	1,230,499
TopBuild Corp.*	5,389	1,103,721
Saia, Inc.*	4,144	986,397
II-VI, Inc.*	16,240	964,006
Knight-Swift Transportation Holdings, Inc.	16,242	830,778
Simpson Manufacturing Company, Inc.	4,656	498,052
Tetra Tech, Inc.	3,266	487,744
Timken Co.	6,597	431,576
Cognex Corp.	4,317	346,310
Graco, Inc.	4,917	344,043
Toro Co.	3,491	340,058
Lincoln Electric Holdings, Inc.	2,240	288,490
Mercury Systems, Inc.*	4,900	232,358
Universal Display Corp.	1,337	228,573
Total Industrial		9,675,136

Technology - 12.4%
Digital Turbine, Inc.*,1	26,554	1,825,587
Brooks Automation, Inc.	14,456	1,479,572
Cerence, Inc.*	8,352	802,711
Lattice Semiconductor Corp.*	10,856	701,840
Sailpoint Technologies Holdings, Inc.*	15,046	645,172
CMC Materials, Inc.	4,449	548,250
Qualys, Inc.*	4,804	534,637
Lumentum Holdings, Inc.*	5,247	438,335
Fair Isaac Corp.*	1,092	434,540
MKS Instruments, Inc.	1,870	282,202
Total Technology		7,692,846

Financial - 6.9%
Brighthouse Financial, Inc.*	30,625	1,385,169
SLM Corp.	67,225	1,183,160
Kinsale Capital Group, Inc.	5,605	906,328
Primerica, Inc.	2,892	444,298
Interactive Brokers Group, Inc. — Class A	5,594	348,730
Total Financial		4,267,685

Energy - 6.3%
SolarEdge Technologies, Inc.*	4,459	1,182,616
Antero Midstream Corp.	81,491	849,136
First Solar, Inc.*	8,359	797,950
Sunrun, Inc.*	16,908	743,952
CNX Resources Corp.*	28,935	365,160
Total Energy		3,938,814

Communications - 2.6%
Mimecast Ltd.*	8,984	571,383
Cable One, Inc.	245	444,217
FactSet Research Systems, Inc.	983	388,069
New York Times Co. — Class A	4,602	226,740
Total Communications		1,630,409

Basic Materials - 1.0%
Cleveland-Cliffs, Inc.*	30,477	603,749

Total Common Stocks
(Cost $46,644,092)		61,726,881

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P MIDCAP 400® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$241,797	$241,797
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	93,950	93,950
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	93,950	93,950
Total Repurchase Agreements
(Cost $429,697)		429,697

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	565,289	$565,289
Total Securities Lending Collateral
(Cost $565,289)		565,289

Total Investments - 101.1%
(Cost $47,639,078)		$62,721,867
Other Assets & Liabilities, net - (1.1)%		(712,610)
Total Net Assets - 100.0%		$62,009,257

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$61,726,881	$—	$—	$61,726,881
Repurchase Agreements	—	429,697	—	429,697
Securities Lending Collateral	565,289	—	—	565,289
Total Assets	$62,292,170	$429,697	$—	$62,721,867

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $523,058 of securities loaned (cost $47,209,381)	$62,292,170
Repurchase agreements, at value (cost $429,697)	429,697
Receivables:
Dividends	1,142
Fund shares sold	834
Securities lending income	4
Total assets	62,723,847

Liabilities:
Payable for:
Return of securities lending collateral	565,289
Management fees	39,396
Fund shares redeemed	23,104
Distribution and service fees	14,997
Transfer agent and administrative fees	14,130
Portfolio accounting fees	5,253
Trustees’ fees*	590
Miscellaneous	51,831
Total liabilities	714,590
Commitments and contingent liabilities (Note 11)	—
Net assets	$62,009,257

Net assets consist of:
Paid in capital	$41,441,664
Total distributable earnings (loss)	20,567,593
Net assets	$62,009,257

A-Class:
Net assets	$11,124,825
Capital shares outstanding	172,084
Net asset value per share	$64.65
Maximum offering price per share (Net asset value divided by 95.25%)	$67.87

C-Class:
Net assets	$2,996,207
Capital shares outstanding	56,317
Net asset value per share	$53.20

H-Class:
Net assets	$47,888,225
Capital shares outstanding	739,733
Net asset value per share	$64.74

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$112,752
Interest	51
Income from securities lending, net	242
Total investment income	113,045

Expenses:
Management fees	243,837
Distribution and service fees:
A-Class	14,098
C-Class	17,061
H-Class	62,915
Transfer agent and administrative fees	91,385
Portfolio accounting fees	32,511
Professional fees	11,100
Trustees’ fees*	4,909
Custodian fees	4,278
Miscellaneous	21,333
Total expenses	503,427
Net investment loss	(390,382)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,313,241
Net realized gain	2,313,241
Net change in unrealized appreciation (depreciation) on:
Investments	(1,867,225)
Net change in unrealized appreciation (depreciation)	(1,867,225)
Net realized and unrealized gain	446,016
Net increase in net assets resulting from operations	$55,634

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(390,382)	$(723,024)
Net realized gain on investments	2,313,241	13,406,949
Net change in unrealized appreciation (depreciation) on investments	(1,867,225)	23,828,110
Net increase in net assets resulting from operations	55,634	36,512,035

Distributions to shareholders:
A-Class	—	(92,247)
C-Class	—	(79,217)
H-Class	—	(619,526)
Total distributions to shareholders	—	(790,990)

Capital share transactions:
Proceeds from sale of shares
A-Class	999,123	5,361,892
C-Class	343,109	2,087,074
H-Class	6,823,782	219,371,534
Distributions reinvested
A-Class	—	90,297
C-Class	—	77,936
H-Class	—	615,438
Cost of shares redeemed
A-Class	(1,124,161)	(3,203,286)
C-Class	(1,349,946)	(5,492,423)
H-Class	(9,614,233)	(225,113,804)
Net decrease from capital share transactions	(3,922,326)	(6,205,342)
Net increase (decrease) in net assets	(3,866,692)	29,515,703

Net assets:
Beginning of period	65,875,949	36,360,246
End of period	$62,009,257	$65,875,949

Capital share activity:
Shares sold
A-Class	15,048	101,948
C-Class	6,261	49,253
H-Class	103,489	4,529,915
Shares issued from reinvestment of distributions
A-Class	—	1,559
C-Class	—	1,626
H-Class	—	10,613
Shares redeemed
A-Class	(17,314)	(64,073)
C-Class	(24,929)	(116,347)
H-Class	(145,301)	(4,582,472)
Net decrease in shares	(62,746)	(67,978)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$64.65	$33.77	$45.88	$54.96	$50.84	$46.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.57)	(.32)	(.30)	(.41)	(.34)
Net gain (loss) on investments (realized and unrealized)	.38	32.09	(11.79)	(2.39)	8.09	5.41
Total from investment operations	—	31.52	(12.11)	(2.69)	7.68	5.07
Less distributions from:
Net realized gains	—	(.64)	—	(6.39)	(3.56)	(.74)
Total distributions	—	(.64)	—	(6.39)	(3.56)	(.74)
Net asset value, end of period	$64.65	$64.65	$33.77	$45.88	$54.96	$50.84

Total Return[c]	0.00%	93.55%	(26.39%)	(4.19%)	15.33%	10.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,125	$11,272	$4,556	$10,681	$11,327	$16,269
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.08%)	(0.72%)	(0.59%)	(0.77%)	(0.71%)
Total expenses	1.51%	1.59%	1.63%	1.62%	1.53%	1.52%
Portfolio turnover rate	26%	407%	190%	165%	160%	127%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$53.41	$28.17	$38.56	$47.66	$44.83	$41.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.52)	(.78)	(.54)	(.62)	(.71)	(.61)
Net gain (loss) on investments (realized and unrealized)	.31	26.66	(9.85)	(2.09)	7.10	4.77
Total from investment operations	(.21)	25.88	(10.39)	(2.71)	6.39	4.16
Less distributions from:
Net realized gains	—	(.64)	—	(6.39)	(3.56)	(.74)
Total distributions	—	(.64)	—	(6.39)	(3.56)	(.74)
Net asset value, end of period	$53.20	$53.41	$28.17	$38.56	$47.66	$44.83

Total Return[c]	(0.39%)	92.12%	(26.95%)	(4.90%)	14.47%	10.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,996	$4,005	$3,956	$8,609	$14,046	$15,049
Ratios to average net assets:
Net investment income (loss)	(1.91%)	(1.82%)	(1.47%)	(1.37%)	(1.49%)	(1.44%)
Total expenses	2.26%	2.35%	2.38%	2.36%	2.28%	2.27%
Portfolio turnover rate	26%	407%	190%	165%	160%	127%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$64.74	$33.82	$45.94	$55.03	$50.89	$46.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.56)	(.31)	(.34)	(.40)	(.33)
Net gain (loss) on investments (realized and unrealized)	.38	32.12	(11.81)	(2.36)	8.10	5.40
Total from investment operations	—	31.56	(12.12)	(2.70)	7.70	5.07
Less distributions from:
Net realized gains	—	(.64)	—	(6.39)	(3.56)	(.74)
Total distributions	—	(.64)	—	(6.39)	(3.56)	(.74)
Net asset value, end of period	$64.74	$64.74	$33.82	$45.94	$55.03	$50.89

Total Return	0.00%	93.53%	(26.38%)	(4.19%)	15.32%	10.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,888	$50,599	$27,848	$47,929	$73,714	$78,373
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.06%)	(0.71%)	(0.64%)	(0.74%)	(0.68%)
Total expenses	1.51%	1.59%	1.63%	1.61%	1.53%	1.53%
Portfolio turnover rate	26%	407%	190%	165%	160%	127%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Unum Group	2.6%
AutoNation, Inc.	2.3%
HollyFrontier Corp.	2.3%
Navient Corp.	2.2%
Commercial Metals Co.	2.1%
Avnet, Inc.	2.0%
Telephone & Data Systems, Inc.	1.9%
Jefferies Financial Group, Inc.	1.8%
Dick’s Sporting Goods, Inc.	1.8%
Graham Holdings Co. — Class B	1.7%
Top Ten Total	20.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	1.25%	66.60%	10.24%	12.27%
A-Class Shares with sales charge‡	(3.56%)	58.67%	9.17%	11.73%
C-Class Shares	0.87%	65.37%	9.42%	11.42%
C-Class Shares with CDSC§	(0.13%)	64.37%	9.42%	11.42%
H-Class Shares	1.26%	66.61%	10.23%	12.26%
S&P MidCap 400 Pure Value Index	2.05%	70.20%	12.57%	14.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Financial - 41.3%
Unum Group	66,016	$1,654,361
Navient Corp.	70,998	1,400,791
Jefferies Financial Group, Inc.	30,596	1,136,029
Reinsurance Group of America, Inc. — Class A	8,466	941,927
Old Republic International Corp.	36,781	850,745
Jones Lang LaSalle, Inc.*	3,422	848,964
CNO Financial Group, Inc.	35,087	825,948
First American Financial Corp.	11,301	757,732
Associated Banc-Corp.	35,314	756,426
Mercury General Corp.	12,980	722,597
Sterling Bancorp	28,499	711,335
FNB Corp.	57,167	664,281
Wintrust Financial Corp.	8,259	663,776
Macerich Co. REIT	38,833	648,899
Valley National Bancorp	46,820	623,174
New York Community Bancorp, Inc.	48,214	620,514
Pinnacle Financial Partners, Inc.	6,281	590,916
Washington Federal, Inc.	17,121	587,422
Fulton Financial Corp.	36,937	564,397
Bank OZK	13,000	558,740
First Horizon Corp.	33,833	551,140
Hancock Whitney Corp.	11,691	550,880
SL Green Realty Corp. REIT	7,541	534,205
Alleghany Corp.*	831	518,885
MGIC Investment Corp.	33,995	508,565
Cathay General Bancorp	12,063	499,288
American Financial Group, Inc.	3,959	498,161
Hanover Insurance Group, Inc.	3,760	487,371
United Bankshares, Inc.	12,806	465,882
Synovus Financial Corp.	10,304	452,243
Kemper Corp.	6,471	432,198
Alliance Data Systems Corp.	4,252	428,984
International Bancshares Corp.	9,862	410,654
BancorpSouth Bank	13,250	394,585
East West Bancorp, Inc.	4,848	375,914
Webster Financial Corp.	6,617	360,362
Prosperity Bancshares, Inc.	5,017	356,859
UMB Financial Corp.	3,434	332,102
Pebblebrook Hotel Trust REIT	13,978	313,247
CIT Group, Inc.	5,932	308,167
Janus Henderson Group plc	6,788	280,548
Selective Insurance Group, Inc.	3,601	271,983
Cousins Properties, Inc. REIT	6,558	244,548
Texas Capital Bancshares, Inc.*	3,925	235,578
Sabra Health Care REIT, Inc.	13,450	197,984
Total Financial		26,139,307

Consumer, Cyclical - 19.6%
AutoNation, Inc.*	12,108	1,474,270
Dick’s Sporting Goods, Inc.	9,355	1,120,448
Kohl’s Corp.	21,527	1,013,707
Taylor Morrison Home Corp. — Class A*	35,222	908,023
Tri Pointe Homes, Inc.*	42,156	886,119
Univar Solutions, Inc.*	37,156	885,056
Dana, Inc.	39,216	872,164
Murphy USA, Inc.	4,748	794,151
Foot Locker, Inc.	15,703	716,999
KB Home	17,440	678,765
BJ’s Wholesale Club Holdings, Inc.*	11,720	643,662
Goodyear Tire & Rubber Co.*	32,793	580,436
Thor Industries, Inc.	4,098	503,070
Lear Corp.	2,844	445,029
Adient plc*	8,739	362,232
Urban Outfitters, Inc.*	9,714	288,409
KAR Auction Services, Inc.*	13,986	229,230
Total Consumer, Cyclical		12,401,770

Industrial - 14.9%
Avnet, Inc.	33,653	1,244,151
Arrow Electronics, Inc.*	8,897	999,044
SYNNEX Corp.	9,272	965,215
Ryder System, Inc.	10,695	884,583
Jabil, Inc.	13,558	791,381
Greif, Inc. — Class A	10,042	648,713
EMCOR Group, Inc.	4,620	533,056
MasTec, Inc.*	5,912	510,087
MDU Resources Group, Inc.	14,081	417,783
AECOM*	6,281	396,645
Oshkosh Corp.	3,731	381,943
Southwest Gas Holdings, Inc.	5,261	351,856
Dycom Industries, Inc.*	4,469	318,371
Colfax Corp.*	6,029	276,731
Trinity Industries, Inc.	9,468	257,246
Kirby Corp.*	4,708	225,796
GATX Corp.	2,367	211,989
Total Industrial		9,414,590

Consumer, Non-cyclical - 9.3%
Graham Holdings Co. — Class B	1,810	1,066,380
Pilgrim’s Pride Corp.*	34,598	1,006,110
ManpowerGroup, Inc.	7,450	806,686
Sprouts Farmers Market, Inc.*	31,939	740,026
Performance Food Group Co.*	15,145	703,637
Tenet Healthcare Corp.*	9,605	638,156
Perrigo Company plc	12,938	612,356
Ingredion, Inc.	3,713	330,494
Total Consumer, Non-cyclical		5,903,845

Basic Materials - 4.6%
Commercial Metals Co.	42,767	1,302,683
Steel Dynamics, Inc.	8,606	503,279
Reliance Steel & Aluminum Co.	3,212	457,453
United States Steel Corp.	16,760	368,217
Minerals Technologies, Inc.	4,188	292,490
Total Basic Materials		2,924,122

Technology - 3.5%
Xerox Holdings Corp.	46,719	942,322
NCR Corp.*	12,744	493,957
NetScout Systems, Inc.*	15,348	413,629

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
KBR, Inc.	8,198	$323,001
Total Technology		2,172,909

Communications - 3.1%
Telephone & Data Systems, Inc.	62,812	1,224,834
Viasat, Inc.*	13,405	738,213
Total Communications		1,963,047

Energy - 2.3%
HollyFrontier Corp.	43,398	1,437,776

Utilities - 0.8%
UGI Corp.	6,873	292,927
ALLETE, Inc.	3,485	207,427
Total Utilities		500,354

Total Common Stocks
(Cost $47,238,697)		62,857,720

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$258,199	$258,199
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	100,324	100,324
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	100,323	100,323
Total Repurchase Agreements
(Cost $458,846)		458,846

Total Investments - 100.1%
(Cost $47,697,543)		$63,316,566
Other Assets & Liabilities, net - (0.1)%		(50,914)
Total Net Assets - 100.0%		$63,265,652

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$62,857,720	$—	$—	$62,857,720
Repurchase Agreements	—	458,846	—	458,846
Total Assets	$62,857,720	$458,846	$—	$63,316,566

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $47,238,697)	$62,857,720
Repurchase agreements, at value (cost $458,846)	458,846
Receivables:
Dividends	149,352
Fund shares sold	765
Securities lending income	100
Total assets	63,466,783

Liabilities:
Payable for:
Management fees	44,442
Registration fees	28,222
Fund shares redeemed	24,467
Professional fees	17,927
Transfer agent and administrative fees	15,940
Distribution and service fees	15,287
Printing fees	15,139
Portfolio accounting fees	5,925
Trustees’ fees*	1,103
Miscellaneous	32,679
Total liabilities	201,131
Commitments and contingent liabilities (Note 11)	—
Net assets	$63,265,652

Net assets consist of:
Paid in capital	$42,377,737
Total distributable earnings (loss)	20,887,915
Net assets	$63,265,652

A-Class:
Net assets	$1,644,192
Capital shares outstanding	23,143
Net asset value per share	$71.04
Maximum offering price per share (Net asset value divided by 95.25%)	$74.58

C-Class:
Net assets	$691,733
Capital shares outstanding	11,305
Net asset value per share	$61.19

H-Class:
Net assets	$60,929,727
Capital shares outstanding	858,995
Net asset value per share	$70.93

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$1,217,488
Interest	86
Income from securities lending, net	233
Total investment income	1,217,807

Expenses:
Management fees	446,996
Distribution and service fees:
A-Class	3,086
C-Class	7,952
H-Class	143,925
Transfer agent and administrative fees	168,802
Portfolio accounting fees	59,599
Professional fees	46,603
Trustees’ fees*	10,835
Custodian fees	7,997
Line of credit fees	59
Miscellaneous	8,130
Total expenses	903,984
Net investment income	313,823

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,037,650
Net realized gain	7,037,650
Net change in unrealized appreciation (depreciation) on:
Investments	(7,187,457)
Net change in unrealized appreciation (depreciation)	(7,187,457)
Net realized and unrealized loss	(149,807)
Net increase in net assets resulting from operations	$164,016

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$313,823	$187,559
Net realized gain on investments	7,037,650	1,068,767
Net change in unrealized appreciation (depreciation) on investments	(7,187,457)	23,654,933
Net increase in net assets resulting from operations	164,016	24,911,259

Distributions to shareholders:
A-Class	—	(543)
C-Class	—	(537)
H-Class	—	(27,686)
Total distributions to shareholders	—	(28,766)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,665,328	1,287,192
C-Class	1,086,827	1,653,870
H-Class	133,284,233	284,454,714
Distributions reinvested
A-Class	—	492
C-Class	—	456
H-Class	—	27,659
Cost of shares redeemed
A-Class	(1,867,606)	(981,623)
C-Class	(2,074,918)	(1,321,500)
H-Class	(226,818,432)	(155,253,673)
Net increase (decrease) from capital share transactions	(94,724,568)	129,867,587
Net increase (decrease) in net assets	(94,560,552)	154,750,080

Net assets:
Beginning of period	157,826,204	3,076,124
End of period	$63,265,652	$157,826,204

Capital share activity:
Shares sold
A-Class	22,398	22,547
C-Class	16,786	32,691
H-Class	1,821,884	5,152,410
Shares issued from reinvestment of distributions
A-Class	—	9
C-Class	—	9
H-Class	—	486
Shares redeemed
A-Class	(25,872)	(20,488)
C-Class	(33,344)	(31,471)
H-Class	(3,165,181)	(3,003,708)
Net increase (decrease) in shares	(1,363,329)	2,152,485

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$70.16	$30.53	$51.62	$53.32	$51.39	$42.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.20	.34	(.04)	.02	(.08)
Net gain (loss) on investments (realized and unrealized)	.64 [d]	39.45	(21.43)	(.17)	2.89	9.14
Total from investment operations	.88	39.65	(21.09)	(.21)	2.91	9.06
Less distributions from:
Net investment income	—	(.02)	—	(.02)	—	(.10)
Net realized gains	—	—	—	(1.47)	(.98)	—
Total distributions	—	(.02)	—	(1.49)	(.98)	(.10)
Net asset value, end of period	$71.04	$70.16	$30.53	$51.62	$53.32	$51.39

Total Return[c]	1.25%	129.91%	(40.86%)	(0.16%)	5.63%	21.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,644	$1,868	$749	$1,203	$1,084	$2,957
Ratios to average net assets:
Net investment income (loss)	0.67%	0.41%	0.68%	(0.07%)	0.03%	(0.17%)
Total expenses	1.51%	1.59%	1.63%	1.62%	1.54%	1.53%
Portfolio turnover rate	112%	454%	993%	558%	506%	628%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$60.66	$26.59	$45.31	$47.35	$46.08	$38.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.13)	(.05)	(.41)	(.29)	(.36)
Net gain (loss) on investments (realized and unrealized)	.57 [d]	34.22	(18.67)	(.14)	2.54	8.21
Total from investment operations	.53	34.09	(18.72)	(.55)	2.25	7.85
Less distributions from:
Net investment income	—	(.02)	—	(.02)	—	(.10)
Net realized gains	—	—	—	(1.47)	(.98)	—
Total distributions	—	(.02)	—	(1.49)	(.98)	(.10)
Net asset value, end of period	$61.19	$60.66	$26.59	$45.31	$47.35	$46.08

Total Return[c]	0.87%	128.24%	(41.32%)	(0.88%)	4.82%	20.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$692	$1,690	$708	$1,842	$1,859	$3,266
Ratios to average net assets:
Net investment income (loss)	(0.14%)	(0.30%)	(0.12%)	(0.85%)	(0.62%)	(0.85%)
Total expenses	2.26%	2.34%	2.37%	2.37%	2.28%	2.28%
Portfolio turnover rate	112%	454%	993%	558%	506%	628%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$70.05	$30.48	$51.54	$53.25	$51.33	$42.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.31	.20	(.07)	.04	(.07)
Net gain (loss) on investments (realized and unrealized)	.69 [d]	39.28	(21.26)	(.15)	2.86	9.12
Total from investment operations	.88	39.59	(21.06)	(.22)	2.90	9.05
Less distributions from:
Net investment income	—	(.02)	—	(.02)	—	(.10)
Net realized gains	—	—	—	(1.47)	(.98)	—
Total distributions	—	(.02)	—	(1.49)	(.98)	(.10)
Net asset value, end of period	$70.93	$70.05	$30.48	$51.54	$53.25	$51.33

Total Return	1.26%	129.92%	(40.86%)	(0.16%)	5.58%	21.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,930	$154,269	$1,618	$10,928	$7,888	$21,143
Ratios to average net assets:
Net investment income (loss)	0.53%	0.51%	0.39%	(0.13%)	0.08%	(0.16%)
Total expenses	1.51%	1.54%	1.63%	1.62%	1.53%	1.53%
Portfolio turnover rate	112%	454%	993%	558%	506%	628%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Mr Cooper Group, Inc.	2.5%
Fulgent Genetics, Inc.	2.5%
Celsius Holdings, Inc.	2.3%
Vista Outdoor, Inc.	2.2%
Bonanza Creek Energy, Inc.	2.0%
MarineMax, Inc.	2.0%
Innovative Industrial Properties, Inc.	1.9%
Stamps.com, Inc.	1.8%
Chart Industries, Inc.	1.6%
Century Communities, Inc.	1.5%
Top Ten Total	20.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	0.59%	47.53%	11.28%	12.81%
A-Class Shares with sales charge‡	(4.18%)	40.54%	10.21%	12.27%
C-Class Shares	0.22%	46.41%	10.45%	11.97%
C-Class Shares with CDSC§	(0.78%)	45.41%	10.45%	11.97%
H-Class Shares	0.62%	47.58%	11.29%	12.82%
S&P SmallCap 600 Pure Growth Index	1.81%	50.98%	13.35%	14.98%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Non-cyclical - 31.6%
Fulgent Genetics, Inc.*,1	2,059	$185,207
Celsius Holdings, Inc.*	1,905	171,621
Community Health Systems, Inc.*	9,057	105,967
Joint Corp.*	1,077	105,568
BioLife Solutions, Inc.*	2,205	93,316
Medifast, Inc.	472	90,926
Alarm.com Holdings, Inc.*	1,076	84,132
Coherus Biosciences, Inc.*	4,974	79,932
Innoviva, Inc.*	4,757	79,489
Merit Medical Systems, Inc.*	1,005	72,159
Rent-A-Center, Inc.	1,277	71,780
Meridian Bioscience, Inc.*	3,664	70,495
Corcept Therapeutics, Inc.*	3,574	70,336
National Beverage Corp.	1,288	67,607
NeoGenomics, Inc.*	1,278	61,651
Green Dot Corp. — Class A*	1,223	61,554
ModivCare, Inc.*	317	57,574
Avanos Medical, Inc.*	1,837	57,314
Collegium Pharmaceutical, Inc.*	2,840	56,062
B&G Foods, Inc.[1]	1,873	55,984
Supernus Pharmaceuticals, Inc.*	2,076	55,367
Zynex, Inc.*,1	4,758	54,194
Cytokinetics, Inc.*	1,464	52,323
Ensign Group, Inc.	688	51,524
Vericel Corp.*	1,020	49,776
Pacira BioSciences, Inc.*	886	49,616
REGENXBIO, Inc.*	928	38,902
Arlo Technologies, Inc.*	5,921	37,954
Pennant Group, Inc.*	1,348	37,865
Xencor, Inc.*	1,108	36,187
Omnicell, Inc.*	227	33,694
Heska Corp.*	114	29,474
EVERTEC, Inc.	632	28,895
LeMaitre Vascular, Inc.	450	23,890
Forrester Research, Inc.*	466	22,955
WD-40 Co.	96	22,222
Addus HomeCare Corp.*	271	21,612
Tactile Systems Technology, Inc.*	419	18,625
Total Consumer, Non-cyclical		2,363,749

Financial - 18.7%
Mr Cooper Group, Inc.*	4,562	187,818
Innovative Industrial Properties, Inc. REIT	605	139,858
St. Joe Co.	2,395	100,829
Brightsphere Investment Group, Inc.	3,501	91,481
StoneX Group, Inc.*	1,326	87,383
Safehold, Inc. REIT	1,158	83,249
HCI Group, Inc.	716	79,311
Triumph Bancorp, Inc.*	777	77,801
Virtus Investment Partners, Inc.	250	77,580
Trupanion, Inc.*	891	69,204
Axos Financial, Inc.*	1,313	67,672
Palomar Holdings, Inc.*	785	63,452
ServisFirst Bancshares, Inc.	795	61,851
Walker & Dunlop, Inc.	437	49,600
Essential Properties Realty Trust, Inc. REIT	1,755	49,000
PRA Group, Inc.*	859	36,198
NMI Holdings, Inc. — Class A*	1,333	30,139
eHealth, Inc.*	579	23,449
Community Healthcare Trust, Inc. REIT	513	23,182
Total Financial		1,399,057

Consumer, Cyclical - 16.2%
Vista Outdoor, Inc.*	4,155	167,488
MarineMax, Inc.*	3,041	147,549
Century Communities, Inc.	1,830	112,454
Hibbett, Inc.	1,544	109,223
LGI Homes, Inc.*	670	95,080
Big Lots, Inc.	2,173	94,221
iRobot Corp.*,1	1,132	88,862
Sleep Number Corp.*	858	80,206
Installed Building Products, Inc.	634	67,933
Meritage Homes Corp.*	619	60,043
Lumber Liquidators Holdings, Inc.*	2,231	41,675
Dine Brands Global, Inc.*	505	41,011
LCI Industries	208	28,003
PetMed Express, Inc.[1]	982	26,386
Dorman Products, Inc.*	254	24,046
Shake Shack, Inc. — Class A*	240	18,831
Tupperware Brands Corp.*	709	14,974
Total Consumer, Cyclical		1,217,985

Industrial - 11.2%
Chart Industries, Inc.*	627	119,826
Vicor Corp.*	719	96,461
Comfort Systems USA, Inc.	936	66,756
Patrick Industries, Inc.	747	62,225
Advanced Energy Industries, Inc.	668	58,617
Matson, Inc.	611	49,314
AeroVironment, Inc.*	559	48,253
PGT Innovations, Inc.*	2,220	42,402
AAON, Inc.	612	39,988
Exponent, Inc.	342	38,697
Forward Air Corp.	377	31,299
Alamo Group, Inc.	220	30,697
Federal Signal Corp.	757	29,235
Marten Transport Ltd.	1,786	28,022
Gibraltar Industries, Inc.*	384	26,746
Badger Meter, Inc.	253	25,588
Franklin Electric Company, Inc.	313	24,993
Proto Labs, Inc.*	295	19,647
Total Industrial		838,766

Technology - 10.2%
SPS Commerce, Inc.*	690	111,304
TTEC Holdings, Inc.	626	58,550
Onto Innovation, Inc.*	769	55,560
Power Integrations, Inc.	514	50,881
Simulations Plus, Inc.	1,194	47,163
FormFactor, Inc.*	1,242	46,364
LivePerson, Inc.*	784	46,217

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Diodes, Inc.*	504	$45,657
Ultra Clean Holdings, Inc.*	1,046	44,560
ExlService Holdings, Inc.*	335	41,245
Agilysys, Inc.*	753	39,427
CEVA, Inc.*	823	35,117
Ebix, Inc.	1,171	31,535
Allscripts Healthcare Solutions, Inc.*	2,091	27,957
8x8, Inc.*	1,111	25,986
Cohu, Inc.*	770	24,594
OneSpan, Inc.*	912	17,127
Tabula Rasa HealthCare, Inc.*	581	15,228
Total Technology		764,472

Communications - 6.6%
Stamps.com, Inc.*	414	136,533
TechTarget, Inc.*	1,298	106,981
Shutterstock, Inc.	699	79,211
Perficient, Inc.*	569	65,833
Vonage Holdings Corp.*	3,032	48,876
QuinStreet, Inc.*	1,892	33,224
Viavi Solutions, Inc.*	1,433	22,555
Total Communications		493,213

Energy - 3.4%
Bonanza Creek Energy, Inc.	3,152	150,981
Renewable Energy Group, Inc.*	1,752	87,950
DMC Global, Inc.*	510	18,824
Total Energy		257,755

Basic Materials - 1.4%
Livent Corp.*	2,403	55,533
Quaker Chemical Corp.	208	49,446
Total Basic Materials		104,979

Total Common Stocks
(Cost $4,961,085)		7,439,976

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$41,476	$41,476
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	16,116	16,116
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	16,115	16,115
Total Repurchase Agreements
(Cost $73,707)		73,707

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	282,232	282,232
Total Securities Lending Collateral
(Cost $282,232)		282,232

Total Investments - 104.1%
(Cost $5,317,024)		$7,795,915
Other Assets & Liabilities, net - (4.1)%		(310,552)
Total Net Assets - 100.0%		$7,485,363

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,439,976	$—	$—	$7,439,976
Repurchase Agreements	—	73,707	—	73,707
Securities Lending Collateral	282,232	—	—	282,232
Total Assets	$7,722,208	$73,707	$—	$7,795,915

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $271,487 of securities loaned (cost $5,243,317)	$7,722,208
Repurchase agreements, at value (cost $73,707)	73,707
Receivables:
Fund shares sold	6,007
Dividends	4,799
Securities lending income	139
Total assets	7,806,860

Liabilities:
Payable for:
Return of securities lending collateral	282,232
Management fees	5,136
Fund shares redeemed	4,414
Distribution and service fees	2,404
Transfer agent and administrative fees	1,842
Portfolio accounting fees	685
Trustees’ fees*	284
Miscellaneous	24,500
Total liabilities	321,497
Commitments and contingent liabilities (Note 11)	—
Net assets	$7,485,363

Net assets consist of:
Paid in capital	$(1,240,163)
Total distributable earnings (loss)	8,725,526
Net assets	$7,485,363

A-Class:
Net assets	$2,228,881
Capital shares outstanding	24,831
Net asset value per share	$89.76
Maximum offering price per share (Net asset value divided by 95.25%)	$94.24

C-Class:
Net assets	$1,043,721
Capital shares outstanding	13,422
Net asset value per share	$77.76

H-Class:
Net assets	$4,212,761
Capital shares outstanding	46,934
Net asset value per share	$89.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$32,520
Interest	16
Income from securities lending, net	1,488
Total investment income	34,024

Expenses:
Management fees	50,423
Distribution and service fees:
A-Class	3,133
C-Class	6,680
H-Class	12,004
Transfer agent and administrative fees	20,729
Portfolio accounting fees	6,723
Professional fees	3,007
Trustees’ fees*	1,836
Custodian fees	1,127
Line of credit fees	36
Miscellaneous	749
Total expenses	106,447
Net investment loss	(72,423)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,667,788
Net realized gain	4,667,788
Net change in unrealized appreciation (depreciation) on:
Investments	(4,737,499)
Net change in unrealized appreciation (depreciation)	(4,737,499)
Net realized and unrealized loss	(69,711)
Net decrease in net assets resulting from operations	$(142,134)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(72,423)	$(310,538)
Net realized gain on investments	4,667,788	6,147,682
Net change in unrealized appreciation (depreciation) on investments	(4,737,499)	7,971,113
Net increase (decrease) in net assets resulting from operations	(142,134)	13,808,257

Capital share transactions:
Proceeds from sale of shares
A-Class	267,558	5,066,328
C-Class	230,401	1,838,147
H-Class	50,679,142	184,102,636
Cost of shares redeemed
A-Class	(1,493,095)	(4,727,157)
C-Class	(1,509,524)	(1,154,354)
H-Class	(71,394,635)	(172,363,238)
Net increase (decrease) from capital share transactions	(23,220,153)	12,762,362
Net increase (decrease) in net assets	(23,362,287)	26,570,619

Net assets:
Beginning of period	30,847,650	4,277,031
End of period	$7,485,363	$30,847,650

Capital share activity:
Shares sold
A-Class	2,957	72,794
C-Class	2,905	30,205
H-Class	557,560	2,423,701
Shares redeemed
A-Class	(16,767)	(60,805)
C-Class	(19,494)	(17,857)
H-Class	(791,678)	(2,198,078)
Net increase (decrease) in shares	(264,517)	249,960

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$89.23	$43.85	$65.22	$71.79	$65.58	$52.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.46)	(.62)	(.44)	(.70)	(.63)	(.41)
Net gain (loss) on investments (realized and unrealized)	.99 [d]	46.00	(20.93)	(.94)	9.35	13.71
Total from investment operations	.53	45.38	(21.37)	(1.64)	8.72	13.30
Less distributions from:
Net realized gains	—	—	—	(4.93)	(2.51)	—
Total distributions	—	—	—	(4.93)	(2.51)	—
Net asset value, end of period	$89.76	$89.23	$43.85	$65.22	$71.79	$65.58

Total Return[c]	0.59%	103.49%	(32.77%)	(2.34%)	13.41%	25.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,229	$3,448	$1,169	$2,397	$1,857	$2,526
Ratios to average net assets:
Net investment income (loss)	(1.01%)	(0.86%)	(0.69%)	(0.93%)	(0.91%)	(0.71%)
Total expenses	1.51%	1.58%	1.63%	1.62%	1.53%	1.52%
Portfolio turnover rate	339%	752%	628%	421%	643%	818%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$77.59	$38.41	$57.57	$64.43	$59.55	$47.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.70)	(.96)	(.79)	(1.16)	(.96)	(.79)
Net gain (loss) on investments (realized and unrealized)	.87 [d]	40.14	(18.37)	(.77)	8.35	12.52
Total from investment operations	.17	39.18	(19.16)	(1.93)	7.39	11.73
Less distributions from:
Net realized gains	—	—	—	(4.93)	(2.51)	—
Total distributions	—	—	—	(4.93)	(2.51)	—
Net asset value, end of period	$77.76	$77.59	$38.41	$57.57	$64.43	$59.55

Total Return[c]	0.22%	102.00%	(33.28%)	(3.06%)	12.52%	24.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,044	$2,329	$678	$1,252	$2,354	$3,054
Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.59%)	(1.43%)	(1.70%)	(1.52%)	(1.48%)
Total expenses	2.26%	2.33%	2.38%	2.36%	2.28%	2.28%
Portfolio turnover rate	339%	752%	628%	421%	643%	818%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$89.21	$43.84	$65.21	$71.78	$65.58	$52.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.45)	(.86)	(.40)	(.77)	(.55)	(.44)
Net gain (loss) on investments (realized and unrealized)	1.00 [d]	46.23	(20.97)	(.87)	9.26	13.75
Total from investment operations	.55	45.37	(21.37)	(1.64)	8.71	13.31
Less distributions from:
Net realized gains	—	—	—	(4.93)	(2.51)	—
Total distributions	—	—	—	(4.93)	(2.51)	—
Net asset value, end of period	$89.76	$89.21	$43.84	$65.21	$71.78	$65.58

Total Return	0.62%	103.49%	(32.77%)	(2.33%)	13.38%	25.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,213	$25,071	$2,430	$7,525	$15,523	$31,750
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.05%)	(0.63%)	(0.99%)	(0.80%)	(0.75%)
Total expenses	1.51%	1.54%	1.63%	1.61%	1.53%	1.53%
Portfolio turnover rate	339%	752%	628%	421%	643%	818%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Veritiv Corp.	3.8%
CONSOL Energy, Inc.	3.3%
Domtar Corp.	1.7%
Conn’s, Inc.	1.4%
World Fuel Services Corp.	1.4%
Aaron’s Company, Inc.	1.4%
Genworth Financial, Inc. — Class A	1.4%
Green Plains, Inc.	1.4%
Consolidated Communications Holdings, Inc.	1.3%
Olympic Steel, Inc.	1.2%
Top Ten Total	18.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	4.95%	81.55%	7.05%	10.59%
A-Class Shares with sales charge‡	(0.03%)	72.93%	6.01%	10.05%
C-Class Shares	4.56%	80.20%	6.26%	9.76%
C-Class Shares with CDSC§	3.56%	79.20%	6.26%	9.76%
H-Class Shares	4.95%	81.52%	7.10%	10.59%
S&P SmallCap 600 Pure Value Index	5.84%	86.04%	9.62%	13.19%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Cyclical - 23.8%
Veritiv Corp.*	8,118	$727,048
Conn’s, Inc.*	12,165	277,727
World Fuel Services Corp.	8,165	274,507
Signet Jewelers Ltd.	2,707	213,745
Cato Corp. — Class A	12,847	212,489
G-III Apparel Group Ltd.*	6,636	187,799
Group 1 Automotive, Inc.	935	175,668
M/I Homes, Inc.*	2,875	166,175
ODP Corp.*	4,127	165,740
Daktronics, Inc.*	27,181	147,593
Genesco, Inc.*	2,510	144,902
Barnes & Noble Education, Inc.*	14,215	142,008
Abercrombie & Fitch Co. — Class A*	3,498	131,630
ScanSource, Inc.*	3,766	131,019
Chico’s FAS, Inc.*	28,698	128,854
GMS, Inc.*	2,906	127,283
Vera Bradley, Inc.*	13,506	127,092
Asbury Automotive Group, Inc.*	620	121,979
Resideo Technologies, Inc.*	4,278	106,052
Shoe Carnival, Inc.	3,269	105,981
Unifi, Inc.*	4,429	97,128
Sonic Automotive, Inc. — Class A	1,621	85,167
Interface, Inc. — Class A	5,512	83,507
Sally Beauty Holdings, Inc.*	4,639	78,167
SkyWest, Inc.*	1,581	78,007
PC Connection, Inc.	1,747	76,920
Bed Bath & Beyond, Inc.*	4,417	76,304
Marcus Corp.*	3,053	53,275
Ethan Allen Interiors, Inc.	2,048	48,537
HNI Corp.	1,199	44,027
Motorcar Parts of America, Inc.*	2,138	41,691
Total Consumer, Cyclical		4,578,021

Financial - 23.7%
Genworth Financial, Inc. — Class A*	71,022	266,332
Customers Bancorp, Inc.*	4,551	195,784
EZCORP, Inc. — Class A*	23,233	175,874
Realogy Holdings Corp.*	8,447	148,160
Stewart Information Services Corp.	2,310	146,131
Hanmi Financial Corp.	6,710	134,603
Encore Capital Group, Inc.*	2,481	122,239
Dime Community Bancshares, Inc.	3,510	114,637
Investors Bancorp, Inc.	7,305	110,379
American Equity Investment Life Holding Co.	3,686	108,995
Employers Holdings, Inc.	2,724	107,571
Universal Insurance Holdings, Inc.	8,192	106,824
Trustmark Corp.	3,229	104,038
Enova International, Inc.*	2,983	103,062
Assured Guaranty Ltd.	2,078	97,271
Simmons First National Corp. — Class A	3,172	93,764
GEO Group, Inc. REIT[1]	12,111	90,469
Hope Bancorp, Inc.	6,264	90,452
First Financial Bancorp	3,795	88,841
RPT Realty REIT	6,931	$88,440
Central Pacific Financial Corp.	3,408	87,518
Provident Financial Services, Inc.	3,607	84,656
First BanCorp	6,266	82,398
First Midwest Bancorp, Inc.	4,327	82,256
Service Properties Trust REIT	7,165	80,320
Northfield Bancorp, Inc.	4,670	80,137
SiriusPoint Ltd.*	8,642	80,025
Office Properties Income Trust REIT	3,027	76,674
United Fire Group, Inc.	3,251	75,098
OFG Bancorp	2,754	69,456
Ameris Bancorp	1,298	67,340
Ready Capital Corp. REIT	4,637	66,912
WSFS Financial Corp.	1,301	66,754
Veritex Holdings, Inc.	1,688	66,440
First Commonwealth Financial Corp.	4,764	64,933
PennyMac Mortgage Investment Trust REIT	3,129	61,610
Banner Corp.	1,094	60,400
Horace Mann Educators Corp.	1,448	57,616
S&T Bancorp, Inc.	1,907	56,199
Renasant Corp.	1,514	54,580
Eagle Bancorp, Inc.	932	53,590
Franklin Street Properties Corp. REIT	11,383	52,817
Allegiance Bancshares, Inc.	1,375	52,456
BankUnited, Inc.	1,238	51,773
Acadia Realty Trust REIT	2,391	48,800
Apollo Commercial Real Estate Finance, Inc. REIT	3,277	48,598
Diversified Healthcare Trust REIT	14,307	48,501
HomeStreet, Inc.	1,165	47,940
Old National Bancorp	2,719	46,087
Whitestone REIT — Class B	4,450	43,521
First Bancorp	966	41,548
Safety Insurance Group, Inc.	515	40,814
Independent Bank Group, Inc.	558	39,640
DiamondRock Hospitality Co. REIT*	3,721	35,163
Total Financial		4,566,436

Industrial - 14.4%
Olympic Steel, Inc.	9,496	231,323
ArcBest Corp.	2,648	216,527
Greenbrier Companies, Inc.	4,562	196,120
Granite Construction, Inc.	4,402	174,099
Sanmina Corp.*	3,860	148,764
Atlas Air Worldwide Holdings, Inc.*	1,819	148,576
Benchmark Electronics, Inc.	5,203	138,972
Griffon Corp.	5,445	133,947
DXP Enterprises, Inc.*	4,450	131,587
Haynes International, Inc.	3,439	128,103
O-I Glass, Inc.*	8,622	123,036
Apogee Enterprises, Inc.	3,063	115,659
Boise Cascade Co.	2,131	115,031
Comtech Telecommunications Corp.	4,439	113,683
TimkenSteel Corp.*	8,379	109,597
Powell Industries, Inc.	3,859	94,816
TTM Technologies, Inc.*	7,268	91,359
AAR Corp.*	2,633	85,388

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Hub Group, Inc. — Class A*	1,223	$84,081
Encore Wire Corp.	873	82,786
Matthews International Corp. — Class A	1,498	51,966
Trinseo S.A.	905	48,852
Tredegar Corp.	1,389	16,918
Total Industrial		2,781,190

Consumer, Non-cyclical - 13.6%
Aaron’s Company, Inc.	9,840	270,994
Andersons, Inc.	6,742	207,856
Fresh Del Monte Produce, Inc.	6,379	205,532
CoreCivic, Inc.*	21,642	192,614
SpartanNash Co.	8,674	189,961
Seneca Foods Corp. — Class A*	3,933	189,649
TreeHouse Foods, Inc.*	3,905	155,731
Cross Country Healthcare, Inc.*	7,327	155,625
Magellan Health, Inc.*	1,507	142,487
Kelly Services, Inc. — Class A	6,113	115,413
Universal Corp.	2,216	107,099
Resources Connection, Inc.	6,629	104,606
Adtalem Global Education, Inc.*	2,653	100,310
ABM Industries, Inc.	2,015	90,695
Edgewell Personal Care Co.	2,368	85,958
TrueBlue, Inc.*	2,610	70,679
Prestige Consumer Healthcare, Inc.*	1,137	63,797
Invacare Corp.*	12,080	57,501
Deluxe Corp.	1,593	57,173
Strategic Education, Inc.	637	44,908
Total Consumer, Non-cyclical		2,608,588

Energy - 12.8%
CONSOL Energy, Inc.*	24,211	629,970
Green Plains, Inc.*	8,139	265,738
SM Energy Co.	8,164	215,366
SunCoke Energy, Inc.	30,623	192,313
Callon Petroleum Co.*,1	3,280	160,982
ProPetro Holding Corp.*	15,892	137,466
Matrix Service Co.*	12,074	126,294
Talos Energy, Inc.*	9,011	124,082
Helix Energy Solutions Group, Inc.*	26,324	102,137
Penn Virginia Corp.*	3,703	98,759
PBF Energy, Inc. — Class A*	5,761	74,720
Nabors Industries Ltd.*	673	64,931
US Silica Holdings, Inc.*	7,678	61,347
Oil States International, Inc.*	8,986	57,421
Bristow Group, Inc.*	1,634	52,010
NOW, Inc.*	6,250	47,813
Warrior Met Coal, Inc.	1,909	44,422
Total Energy		2,455,771

Basic Materials - 6.4%
Domtar Corp.*	5,978	326,040
AdvanSix, Inc.*	5,530	219,817
Clearwater Paper Corp.*	3,712	142,281
Mercer International, Inc.	10,334	119,771
Rayonier Advanced Materials, Inc.*	15,217	114,128
Koppers Holdings, Inc.*	3,621	113,192
Carpenter Technology Corp.	3,246	$106,274
Allegheny Technologies, Inc.*	3,212	53,416
Glatfelter Corp.	2,078	29,300
Total Basic Materials		1,224,219

Communications - 3.8%
Consolidated Communications Holdings, Inc.*	26,301	241,706
Scholastic Corp.	4,467	159,249
EW Scripps Co. — Class A	6,018	108,685
Gannett Company, Inc.*	11,477	76,666
AMC Networks, Inc. — Class A*	1,367	63,689
ePlus, Inc.*	403	41,352
NETGEAR, Inc.*	1,075	34,303
Total Communications		725,650

Technology - 0.6%
Insight Enterprises, Inc.*	1,341	120,797

Utilities - 0.2%
Unitil Corp.	999	42,737

Total Common Stocks
(Cost $15,941,683)		19,103,409

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$71,055	71,055
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	27,608	27,608
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	27,608	27,608
Total Repurchase Agreements
(Cost $126,271)		126,271

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	64,559	64,559
Total Securities Lending Collateral
(Cost $64,559)		64,559

Total Investments - 100.3%
(Cost $16,132,513)		$19,294,239
Other Assets & Liabilities, net - (0.3)%		(66,599)
Total Net Assets - 100.0%		$19,227,640

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
S&P SMALLCAP 600® PURE VALUE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,103,409	$—	$—	$19,103,409
Repurchase Agreements	—	126,271	—	126,271
Securities Lending Collateral	64,559	—	—	64,559
Total Assets	$19,167,968	$126,271	$—	$19,294,239

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $62,653 of securities loaned (cost $16,006,242)	$19,167,968
Repurchase agreements, at value (cost $126,271)	126,271
Receivables:
Fund shares sold	4,115,243
Dividends	7,602
Securities lending income	21
Total assets	23,417,105

Liabilities:
Payable for:
Securities purchased	3,738,785
Fund shares redeemed	333,655
Return of securities lending collateral	64,559
Management fees	6,541
Distribution and service fees	2,495
Transfer agent and administrative fees	2,346
Portfolio accounting fees	872
Trustees’ fees*	475
Miscellaneous	39,737
Total liabilities	4,189,465
Commitments and contingent liabilities (Note 11)	—
Net assets	$19,227,640

Net assets consist of:
Paid in capital	$32,194,161
Total distributable earnings (loss)	(12,966,521)
Net assets	$19,227,640

A-Class:
Net assets	$1,788,539
Capital shares outstanding	10,145
Net asset value per share	$176.30
Maximum offering price per share (Net asset value divided by 95.25%)	$185.09

C-Class:
Net assets	$459,158
Capital shares outstanding	3,098
Net asset value per share	$148.21

H-Class:
Net assets	$16,979,943
Capital shares outstanding	96,554
Net asset value per share	$175.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $396)	$241,094
Interest	37
Income from securities lending, net	605
Total investment income	241,736

Expenses:
Management fees	165,155
Distribution and service fees:
A-Class	3,915
C-Class	7,489
H-Class	49,265
Transfer agent and administrative fees	63,313
Portfolio accounting fees	22,020
Professional fees	15,850
Trustees’ fees*	5,433
Custodian fees	3,064
Line of credit fees	45
Miscellaneous	1,577
Total expenses	337,126
Net investment loss	(95,390)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,720,469)
Net realized loss	(1,720,469)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,114,127)
Net change in unrealized appreciation (depreciation)	(1,114,127)
Net realized and unrealized loss	(2,834,596)
Net decrease in net assets resulting from operations	$(2,929,986)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(95,390)	$(30,330)
Net realized loss on investments	(1,720,469)	(6,205,696)
Net change in unrealized appreciation (depreciation) on investments	(1,114,127)	4,636,470
Net decrease in net assets resulting from operations	(2,929,986)	(1,599,556)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,085,655	2,465,579
C-Class	1,130,324	1,663,534
H-Class	128,549,692	203,832,028
Cost of shares redeemed
A-Class	(2,670,963)	(1,084,818)
C-Class	(2,191,345)	(1,347,358)
H-Class	(143,959,167)	(166,730,073)
Net increase (decrease) from capital share transactions	(18,055,804)	38,798,892
Net increase (decrease) in net assets	(20,985,790)	37,199,336

Net assets:
Beginning of period	40,213,430	3,014,094
End of period	$19,227,640	$40,213,430

Capital share activity:
Shares sold
A-Class	6,104	15,794
C-Class	7,597	14,505
H-Class	718,935	1,508,948
Shares redeemed
A-Class	(15,260)	(10,365)
C-Class	(14,887)	(14,088)
H-Class	(834,242)	(1,319,497)
Net increase (decrease) in shares	(131,753)	195,297

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$167.98	$67.45	$129.32	$138.22	$136.22	$115.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.14)	(.50)	.30	(.40)	(.70)
Net gain (loss) on investments (realized and unrealized)	8.63 [e]	100.67 [e]	(61.37)	(9.20)	2.40	21.14
Total from investment operations	8.32	100.53	(61.87)	(8.90)	2.00	20.44
Net asset value, end of period	$176.30	$167.98	$67.45	$129.32	$138.22	$136.22

Total Return[c]	4.95%	149.04%	(47.83%)	(6.44%)	1.47%	17.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,789	$3,242	$936	$1,329	$762	$1,720
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.31%)	(0.42%)	0.21%	(0.30%)	(0.50%)
Total expenses	1.51%	1.59%	1.63%	1.62%	1.53%	1.53%
Portfolio turnover rate	289%	1,503%	1,104%	534%	1,832%	1,449%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$141.75	$57.31	$110.69	$119.22	$118.40	$101.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.84)	(.40)	(1.25)	(.65)	(1.05)	(1.40)
Net gain (loss) on investments (realized and unrealized)	7.30 [e]	84.84 [e]	(52.13)	(7.88)	1.87	18.39
Total from investment operations	6.46	84.44	(53.38)	(8.53)	.82	16.99
Net asset value, end of period	$148.21	$141.75	$57.31	$110.69	$119.22	$118.40

Total Return[c]	4.56%	147.34%	(48.24%)	(7.13%)	0.68%	16.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$459	$1,472	$571	$1,055	$1,532	$1,778
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(1.07%)	(1.20%)	(0.53%)	(0.90%)	(1.26%)
Total expenses	2.26%	2.34%	2.38%	2.36%	2.28%	2.28%
Portfolio turnover rate	289%	1,503%	1,104%	534%	1,832%	1,449%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$167.56	$67.25	$129.01	$137.86	$135.65	$115.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(.13)	(.55)	.10	(.45)	(.60)
Net gain (loss) on investments (realized and unrealized)	8.67 [e]	100.44 [e]	(61.21)	(8.95)	2.66	20.90
Total from investment operations	8.30	100.31	(61.76)	(8.85)	2.21	20.30
Net asset value, end of period	$175.86	$167.56	$67.25	$129.01	$137.86	$135.65

Total Return	4.95%	149.16%	(47.87%)	(6.42%)	1.62%	17.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,980	$35,499	$1,507	$9,062	$7,595	$19,782
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.18%)	(0.44%)	0.06%	(0.32%)	(0.47%)
Total expenses	1.51%	1.55%	1.64%	1.62%	1.53%	1.53%
Portfolio turnover rate	289%	1,503%	1,104%	534%	1,832%	1,449%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	11.0%
Nestle S.A. ADR	1.0%
ASML Holding N.V. — Class G	0.9%
Roche Holding AG ADR	0.8%
Novartis AG ADR	0.6%
LVMH Moet Hennessy Louis Vuitton SE ADR	0.6%
AstraZeneca plc ADR	0.6%
Novo Nordisk A/S ADR	0.5%
Linde plc	0.5%
Top Ten Total	27.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Country Diversification

Country	% of Long-Term Investments
United Kingdom	27.6%
France	20.3%
Switzerland	19.2%
Germany	14.9%
Netherlands	7.8%
Denmark	3.2%
Spain	2.4%
Other	4.6%
Total Long-Term Investments	100.0%

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.59%	26.33%	7.69%	6.49%
A-Class Shares with sales charge‡	0.58%	20.33%	6.65%	5.97%
C-Class Shares	5.23%	25.03%	6.84%	5.60%
C-Class Shares with CDSC§	4.23%	24.03%	6.84%	5.60%
H-Class Shares	5.62%	25.95%	7.71%	6.39%
STOXX Europe 50 Index	5.45%	22.24%	8.11%	6.81%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The STOXX Europe 50 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 15.2%

Consumer, Non-cyclical - 6.2%
Nestle S.A. ADR	213	$25,508
Roche Holding AG ADR	425	19,325
Novartis AG ADR	184	15,048
AstraZeneca plc ADR	234	14,054
Novo Nordisk A/S ADR	125	12,001
Unilever plc ADR	198	10,736
Diageo plc ADR	44	8,492
Sanofi ADR	173	8,340
L’Oreal S.A. ADR	92	7,625
GlaxoSmithKline plc ADR	188	7,184
Adyen N.V. ADR*	213	5,973
British American Tobacco plc ADR	159	5,609
Reckitt Benckiser Group plc ADR	278	4,392
RELX plc ADR	149	4,300
Bayer AG ADR	297	4,039
Anheuser-Busch InBev S.A. ADR[1]	64	3,608
Total Consumer, Non-cyclical		156,234

Financial - 1.9%
HSBC Holdings plc ADR	313	8,185
Allianz SE ADR	312	7,007
BNP Paribas S.A. ADR[1]	174	5,578
Banco Santander S.A. ADR*	1,309	4,739
Zurich Insurance Group AG ADR	114	4,681
AXA S.A. ADR	156	4,362
UBS Group AG	262	4,176
Intesa Sanpaolo SpA ADR	229	3,920
Prudential plc ADR[1]	98	3,840
Total Financial		46,488

Industrial - 1.4%
Siemens AG ADR	114	9,364
Schneider Electric SE ADR	215	7,143
Airbus SE ADR*	177	5,910
Vinci S.A. ADR	181	4,708
Deutsche Post AG ADR	74	4,668
ABB Ltd. ADR	127	4,237
Total Industrial		36,030

Technology - 1.4%
ASML Holding N.V. — Class G	32	23,844
SAP SE ADR	83	11,208
Total Technology		35,052

Basic Materials - 1.3%
Linde plc	39	11,442
Air Liquide S.A. ADR	179	5,755
Rio Tinto plc ADR[1]	80	5,346
BASF SE ADR	278	5,293
BHP Group plc ADR	79	4,004
Total Basic Materials		31,840

Consumer, Cyclical - 1.1%
LVMH Moet Hennessy Louis Vuitton SE ADR	99	$14,185
Daimler AG ADR	254	5,774
adidas AG ADR	28	4,427
Kering S.A. ADR	55	3,924
Total Consumer, Cyclical		28,310

Energy - 0.9%
TotalEnergies SE ADR	199	9,538
BP plc ADR	254	6,942
Royal Dutch Shell plc — Class A ADR	155	6,908
Total Energy		23,388

Communications - 0.6%
Prosus N.V. ADR	337	5,406
Deutsche Telekom AG ADR	244	4,916
Vodafone Group plc ADR	215	3,322
Total Communications		13,644

Utilities - 0.4%
Enel SpA ADR	590	4,508
Iberdrola S.A. ADR	109	4,386
Total Utilities		8,894

Total Common Stocks
(Cost $311,647)		379,880

MUTUAL FUNDS† - 22.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	27,782	276,983
Guggenheim Strategy Fund II2	11,082	276,947
Total Mutual Funds
(Cost $552,516)		553,930

	Face Amount
U.S. TREASURY BILLS†† - 11.2%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	$282,000	281,999
Total U.S. Treasury Bills
(Cost $281,998)		281,999

REPURCHASE AGREEMENTS††,5 - 52.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	739,771	739,771
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	287,439	287,439
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	287,438	287,438
Total Repurchase Agreements
(Cost $1,314,648)		1,314,648

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	14,014	$14,014
Total Securities Lending Collateral
(Cost $14,014)		14,014

Total Investments - 101.5%
(Cost $2,474,823)		$2,544,471
Other Assets & Liabilities, net - (1.5)%		(37,225)
Total Net Assets - 100.0%		$2,507,246

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	19	Dec 2021	$2,754,763	$(52,685)
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	69	Dec 2021	2,776,946	(52,888)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$379,880	$—	$—	$379,880
Mutual Funds	553,930	—	—	553,930
U.S. Treasury Bills	—	281,999	—	281,999
Repurchase Agreements	—	1,314,648	—	1,314,648
Securities Lending Collateral	14,014	—	—	14,014
Total Assets	$947,824	$1,596,647	$—	$2,544,471

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$52,888	$—	$—	$52,888
Currency Futures Contracts**	52,685	—	—	52,685
Total Liabilities	$105,573	$—	$—	$105,573

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$276,836	$—	$—	$—	$111	$276,947	11,082	$1,894
Guggenheim Ultra Short Duration Fund — Institutional Class	276,705	—	—	—	278	276,983	27,782	1,233
	$553,541	$—	$—	$—	$389	$553,930		$3,127

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value - including $13,743 of securities loaned (cost $607,659)	$675,893
Investments in affiliated issuers, at value (cost $552,516)	553,930
Repurchase agreements, at value (cost $1,314,648)	1,314,648
Cash	278
Receivables:
Foreign tax reclaims	15,751
Fund shares sold	3,412
Dividends	1,062
Securities lending income	20
Total assets	2,564,994

Liabilities:
Payable for:
Variation margin on futures contracts	19,679
Fund shares redeemed	16,060
Return of securities lending collateral	14,014
Management fees	2,501
Transfer agent and administrative fees	765
Distribution and service fees	727
Portfolio accounting fees	284
Trustees’ fees*	26
Miscellaneous	3,692
Total liabilities	57,748
Commitments and contingent liabilities (Note 11)
Net assets	$2,507,246

Net assets consist of:
Paid in capital	$2,498,995
Total distributable earnings (loss)	8,251
Net assets	$2,507,246

A-Class:
Net assets	$100,054
Capital shares outstanding	1,002
Net asset value per share	$99.85
Maximum offering price per share (Net asset value divided by 95.25%)	$104.83

C-Class:
Net assets	$23,325
Capital shares outstanding	285
Net asset value per share	$81.95

H-Class:
Net assets	$2,383,867
Capital shares outstanding	24,123
Net asset value per share	$98.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $969)	$7,906
Dividends from securities of affiliated issuers	3,127
Interest	430
Income from securities lending, net	383
Total investment income	11,846

Expenses:
Management fees	15,350
Distribution and service fees:
A-Class	554
C-Class	721
H-Class	3,530
Transfer agent and administrative fees	4,731
Portfolio accounting fees	1,705
Licensing fees	1,364
Professional fees	556
Custodian fees	216
Trustees’ fees*	152
Miscellaneous	1,308
Total expenses	30,187
Less:
Expenses waived by Adviser	(347)
Net expenses	29,840
Net investment loss	(17,994)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	18,457
Futures contracts	135,366
Foreign currency transactions	65
Net realized gain	153,888
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	8,025
Investments in affiliated issuers	389
Futures contracts	(115,355)
Foreign currency translations	74
Net change in unrealized appreciation (depreciation)	(106,867)
Net realized and unrealized gain	47,021
Net increase in net assets resulting from operations	$29,027

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(17,994)	$(17,449)
Net realized gain on investments	153,888	531,423
Net change in unrealized appreciation (depreciation) on investments	(106,867)	(77,226)
Net increase in net assets resulting from operations	29,027	436,748

Distributions to shareholders:
A-Class	—	(3,005)
C-Class	—	(864)
H-Class	—	(64,304)
Total distributions to shareholders	—	(68,173)

Capital share transactions:
Proceeds from sale of shares
A-Class	23,042,941	12,145,953
C-Class	973,033	758,238
H-Class	15,400,390	24,728,511
Distributions reinvested
A-Class	—	2,277
C-Class	—	864
H-Class	—	52,203
Cost of shares redeemed
A-Class	(23,081,613)	(12,156,789)
C-Class	(1,098,778)	(963,363)
H-Class	(14,438,799)	(25,112,437)
Net increase (decrease) from capital share transactions	797,174	(544,543)
Net increase (decrease) in net assets	826,201	(175,968)

Net assets:
Beginning of period	1,681,045	1,857,013
End of period	$2,507,246	$1,681,045

Capital share activity:
Shares sold
A-Class	219,798	132,762
C-Class	11,333	10,252
H-Class	149,726	294,697
Shares issued from reinvestment of distributions
A-Class	—	25
C-Class	—	12
H-Class	—	589
Shares redeemed
A-Class	(220,167)	(134,552)
C-Class	(12,866)	(13,530)
H-Class	(140,672)	(299,748)
Net increase (decrease) in shares	7,152	(9,493)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$94.56	$69.30	$85.18	$94.56	$84.99	$78.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.67)	(.93)	.63	1.70	.82	1.08
Net gain (loss) on investments (realized and unrealized)	5.96	30.74	(16.07)[g]	(4.78)	8.99	6.51
Total from investment operations	5.29	29.81	(15.44)	(3.08)	9.81	7.59
Less distributions from:
Net investment income	—	(4.55)	(.44)	(6.30)	(.24)	(.70)
Total distributions	—	(4.55)	(.44)	(6.30)	(.24)	(.70)
Net asset value, end of period	$99.85	$94.56	$69.30	$85.18	$94.56	$84.99

Total Return[c]	5.59%	43.39%	(18.25%)	(2.32%)	11.53%	9.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100	$130	$217	$184	$401	$417
Ratios to average net assets:
Net investment income (loss)	(1.29%)	(1.10%)	0.72%	1.89%	0.88%	1.35%
Total expenses[d]	1.74%	1.75%	1.77%	1.76%	1.71%	1.72%
Net expenses[e]	1.72%	1.73%	1.73%	1.76%	1.71%	1.72%
Portfolio turnover rate	10%	534%	1,787%	1,411%	422%	1,616%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$77.88	$58.24	$72.13	$81.77	$74.07	$68.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.74)	(.96)	(.18)	.96	(.09)	.35
Net gain (loss) on investments (realized and unrealized)	4.81	25.15	(13.27)[g]	(4.30)	8.03	5.80
Total from investment operations	4.07	24.19	(13.45)	(3.34)	7.94	6.15
Less distributions from:
Net investment income	—	(4.55)	(.44)	(6.30)	(.24)	(.70)
Total distributions	—	(4.55)	(.44)	(6.30)	(.24)	(.70)
Net asset value, end of period	$81.95	$77.88	$58.24	$72.13	$81.77	$74.07

Total Return[c]	5.23%	41.93%	(18.79%)	(3.04%)	10.70%	9.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23	$142	$296	$24	$187	$840
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.50%)	(0.25%)	1.22%	(0.11%)	0.50%
Total expenses[d]	2.49%	2.58%	2.49%	2.50%	2.46%	2.49%
Net expenses[e]	2.47%	2.55%	2.45%	2.50%	2.46%	2.49%
Portfolio turnover rate	10%	534%	1,787%	1,411%	422%	1,616%

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$93.56	$68.79	$84.58	$93.89	$84.38	$77.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.51)	(.74)	.58	1.26	1.02	.46
Net gain (loss) on investments (realized and unrealized)	5.77	30.06	(15.93)[g]	(4.27)	8.73	7.24
Total from investment operations	5.26	29.32	(15.35)	(3.01)	9.75	7.70
Less distributions from:
Net investment income	—	(4.55)	(.44)	(6.30)	(.24)	(.70)
Total distributions	—	(4.55)	(.44)	(6.30)	(.24)	(.70)
Net asset value, end of period	$98.82	$93.56	$68.79	$84.58	$93.89	$84.38

Total Return	5.62%	42.96%	(18.28%)	(2.28%)	11.55%	10.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,384	$1,410	$1,344	$37,240	$3,967	$6,439
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(0.88%)	0.66%	1.42%	1.09%	0.59%
Total expenses[d]	1.74%	1.77%	1.80%	1.76%	1.71%	1.73%
Net expenses[e]	1.72%	1.74%	1.76%	1.76%	1.71%	1.73%
Portfolio turnover rate	10%	534%	1,787%	1,411%	422%	1,616%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 28, 2016.
[g]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments in the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund II	8.0%
Total	16.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(2.12%)	38.30%	16.94%	14.91%
A-Class Shares with sales charge‡	(6.77%)	31.73%	15.80%	14.36%
C-Class Shares	(2.38%)	37.25%	16.05%	14.13%
C-Class Shares with CDSC§	(3.36%)	36.25%	16.05%	14.13%
H-Class Shares	(2.13%)	38.29%	17.01%	14.97%
Nikkei-225 Stock Average Index	0.19%	20.30%	10.26%	8.89%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Nikkei-225 Stock Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
JAPAN 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 16.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,448	$144,047
Guggenheim Strategy Fund II1	5,636	140,838
Total Mutual Funds
(Cost $283,661)		284,885

	Face Amount
FEDERAL AGENCY NOTES†† - 11.4%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$100,000	100,168
0.33% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	100,000	100,150
Total Federal Agency Notes
(Cost $200,000)		200,318

	Face Amount	Value
U.S. TREASURY BILLS†† - 9.4%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	$164,000	$163,999
Total U.S. Treasury Bills
(Cost $163,999)		163,999

REPURCHASE AGREEMENTS††,5 - 60.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	597,870	597,870
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	232,303	232,303
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	232,303	232,303
Total Repurchase Agreements
(Cost $1,062,476)		1,062,476

Total Investments - 97.4%
(Cost $1,710,136)		$1,711,678
Other Assets & Liabilities, net - 2.6%		46,358
Total Net Assets - 100.0%		$1,758,036

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	24	Dec 2021	$3,521,400	$(12,079)
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	31	Dec 2021	3,483,431	(39,626)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$284,885	$—	$—	$284,885
Federal Agency Notes	—	200,318	—	200,318
U.S. Treasury Bills	—	163,999	—	163,999
Repurchase Agreements	—	1,062,476	—	1,062,476
Total Assets	$284,885	$1,426,793	$—	$1,711,678

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$39,626	$—	$—	$39,626
Equity Futures Contracts**	12,079	—	—	12,079
Total Liabilities	$51,705	$—	$—	$51,705

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$140,782	$—	$—	$—	$56	$140,838	5,636	$964
Guggenheim Ultra Short Duration Fund — Institutional Class	143,902	—	—	—	145	144,047	14,448	641
	$284,684	$—	$—	$—	$201	$284,885		$1,605

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $363,999)	$364,317
Investments in affiliated issuers, at value (cost $283,661)	284,885
Repurchase agreements, at value (cost $1,062,476)	1,062,476
Segregated cash with broker	89,620
Receivables:
Fund shares sold	8,000
Dividends	250
Interest	100
Total assets	1,809,648

Liabilities:
Payable for:
Variation margin on futures contracts	26,609
Fund shares redeemed	20,891
Management fees	1,363
Transfer agent and administrative fees	500
Distribution and service fees	468
Portfolio accounting fees	186
Trustees’ fees*	19
Miscellaneous	1,576
Total liabilities	51,612
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,758,036

Net assets consist of:
Paid in capital	$3,500,097
Total distributable earnings (loss)	(1,742,061)
Net assets	$1,758,036

A-Class:
Net assets	$310,768
Capital shares outstanding	1,579
Net asset value per share	$196.81
Maximum offering price per share (Net asset value divided by 95.25%)	$206.63

C-Class:
Net assets	$6,297
Capital shares outstanding	35
Net asset value per share	$178.18

H-Class:
Net assets	$1,440,971
Capital shares outstanding	7,265
Net asset value per share	$198.34

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$1,605
Interest	592
Total investment income	2,197

Expenses:
Management fees	7,367
Distribution and service fees:
A-Class	361
C-Class	146
H-Class	2,058
Transfer agent and administrative fees	2,776
Portfolio accounting fees	982
Professional fees	459
Trustees’ fees*	173
Custodian fees	131
Miscellaneous	437
Total expenses	14,890
Less:
Expenses waived by Adviser	(181)
Net expenses	14,709
Net investment loss	(12,512)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	23,779
Net realized gain	23,779
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(229)
Investments in affiliated issuers	201
Futures contracts	(71,480)
Net change in unrealized appreciation (depreciation)	(71,508)
Net realized and unrealized loss	(47,729)
Net decrease in net assets resulting from operations	$(60,241)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(12,512)	$(23,182)
Net realized gain on investments	23,779	1,142,736
Net change in unrealized appreciation (depreciation) on investments	(71,508)	51,997
Net increase (decrease) in net assets resulting from operations	(60,241)	1,171,551

Distributions to shareholders:
A-Class	—	(1,352)
C-Class	—	(252)
H-Class	—	(12,629)
Total distributions to shareholders	—	(14,233)

Capital share transactions:
Proceeds from sale of shares
A-Class	93,510	129,406
C-Class	4,884	25,877
H-Class	8,140,795	9,996,652
Distributions reinvested
A-Class	—	1,352
C-Class	—	245
H-Class	—	11,506
Cost of shares redeemed
A-Class	(31,119)	(163,139)
C-Class	(49,299)	(16,392)
H-Class	(8,208,181)	(10,253,391)
Net decrease from capital share transactions	(49,410)	(267,884)
Net increase (decrease) in net assets	(109,651)	889,434

Net assets:
Beginning of period	1,867,687	978,253
End of period	$1,758,036	$1,867,687

Capital share activity:
Shares sold
A-Class	471	746
C-Class	25	138
H-Class	40,668	60,690
Shares issued from reinvestment of distributions
A-Class	—	7
C-Class	—	1
H-Class	—	60
Shares redeemed
A-Class	(158)	(967)
C-Class	(282)	(87)
H-Class	(41,100)	(61,589)
Net decrease in shares	(376)	(1,001)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$201.08	$94.96	$119.96	$136.57	$102.24	$78.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.23)	(1.95)	.91	1.22	(.03)	(.74)
Net gain (loss) on investments (realized and unrealized)	(3.04)	109.13	(24.67)	(17.32)	38.80 [g]	24.17
Total from investment operations	(4.27)	107.18	(23.76)	(16.10)	38.77	23.43
Less distributions from:
Net investment income	—	(1.06)	(1.24)	(.51)	—	—
Net realized gains	—	—	—	—	(4.44)	—
Total distributions	—	(1.06)	(1.24)	(.51)	(4.44)	—
Net asset value, end of period	$196.81	$201.08	$94.96	$119.96	$136.57	$102.24

Total Return[c]	(2.12%)	112.92%	(20.15%)	(11.79%)	37.94%	29.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$311	$255	$141	$211	$404	$389
Ratios to average net assets:
Net investment income (loss)	(1.26%)	(1.26%)	0.70%	0.93%	(0.02%)	(0.80%)
Total expenses[d]	1.51%	1.58%	1.63%	1.58%	1.51%	1.52%
Net expenses[e]	1.49%	1.56%	1.57%	1.56%	1.51%	1.52%
Portfolio turnover rate	—	15%	—	—	17%	1,225%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$182.53	$87.00	$110.80	$127.14	$96.17	$74.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.80)	(2.98)	(.06)	.19	(.80)	(1.33)
Net gain (loss) on investments (realized and unrealized)	(2.55)	99.57	(22.50)	(16.02)	36.21 [g]	22.87
Total from investment operations	(4.35)	96.59	(22.56)	(15.83)	35.41	21.54
Less distributions from:
Net investment income	—	(1.06)	(1.24)	(.51)	—	—
Net realized gains	—	—	—	—	(4.44)	—
Total distributions	—	(1.06)	(1.24)	(.51)	(4.44)	—
Net asset value, end of period	$178.18	$182.53	$87.00	$110.80	$127.14	$96.17

Total Return[c]	(2.38%)	111.34%	(20.75%)	(12.43%)	36.90%	28.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6	$53	$21	$30	$69	$52
Ratios to average net assets:
Net investment income (loss)	(2.01%)	(2.02%)	(0.05%)	0.16%	(0.68%)	(1.53%)
Total expenses[d]	2.25%	2.32%	2.38%	2.33%	2.26%	2.27%
Net expenses[e]	2.23%	2.30%	2.32%	2.31%	2.26%	2.27%
Portfolio turnover rate	—	15%	—	—	17%	1,225%

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$202.65	$95.70	$120.89	$137.58	$102.97	$79.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.25)	(2.07)	.90	1.09	(.12)	(.86)
Net gain (loss) on investments (realized and unrealized)	(3.06)	110.08	(24.85)	(17.27)	39.17 [g]	24.68
Total from investment operations	(4.31)	108.01	(23.95)	(16.18)	39.05	23.82
Less distributions from:
Net investment income	—	(1.06)	(1.24)	(.51)	—	—
Net realized gains	—	—	—	—	(4.44)	—
Total distributions	—	(1.06)	(1.24)	(.51)	(4.44)	—
Net asset value, end of period	$198.34	$202.65	$95.70	$120.89	$137.58	$102.97

Total Return	(2.13%)	112.94%	(20.17%)	(11.76%)	37.95%	30.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,441	$1,560	$817	$1,898	$4,946	$3,145
Ratios to average net assets:
Net investment income (loss)	(1.26%)	(1.27%)	0.69%	0.83%	(0.10%)	(0.95%)
Total expenses[d]	1.50%	1.58%	1.63%	1.58%	1.50%	1.52%
Net expenses[e]	1.49%	1.56%	1.58%	1.57%	1.50%	1.52%
Portfolio turnover rate	—	15%	—	—	17%	1,225%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split – Per share amounts for the year ended March 31, 2017 have been restated to reflect a 1:4 share split effective November 4, 2016.
[g]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	21.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.0%
Total	39.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	1.36%	(0.73%)	0.66%	2.09%
A-Class Shares with sales charge‡	(3.46%)	(5.44%)	(0.32%)	1.59%
C-Class Shares	0.99%	(1.49%)	(0.09%)	1.34%
C-Class Shares with CDSC§	(0.01%)	(2.47%)	(0.09%)	1.34%
H-Class Shares	1.37%	(0.71%)	0.66%	2.10%
U.S. Dollar Index	1.07%	0.36%	(0.26%)	1.84%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 39.2%
Guggenheim Strategy Fund II1	27,327	$682,907
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	58,216	580,414
Total Mutual Funds
(Cost $1,255,062)		1,263,321

	Face Amount
FEDERAL AGENCY NOTES†† - 36.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	500,842
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,404
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	500,000	500,496
Total Federal Agency Notes
(Cost $1,180,000)		1,181,742

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	$104,000	$104,000
Total U.S. Treasury Bills
(Cost $103,999)		104,000

REPURCHASE AGREEMENTS††,5 - 24.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[6]	447,109	447,109
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[6]	173,725	173,725
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[6]	173,725	173,725
Total Repurchase Agreements
(Cost $794,559)		794,559

Total Investments - 103.6%
(Cost $3,333,620)		$3,343,622
Other Assets & Liabilities, net - (3.6)%		(115,614)
Total Net Assets - 100.0%		$3,228,008

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	54	Dec 2021	$5,089,230	$77,846

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	N/A	At Maturity	12/17/21	15,041	$1,417,120	$26,262

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2021.

See Sector Classification in Other Information section.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,263,321	$—	$—	$1,263,321
Federal Agency Notes	—	1,181,742	—	1,181,742
U.S. Treasury Bills	—	104,000	—	104,000
Repurchase Agreements	—	794,559	—	794,559
Currency Futures Contracts**	77,846	—	—	77,846
Currency Index Swap Agreements**	—	26,262	—	26,262
Total Assets	$1,341,167	$2,106,563	$—	$3,447,730

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$682,634	$—	$—	$—	$273	$682,907	27,327	$4,672
Guggenheim Ultra Short Duration Fund — Institutional Class	579,831	—	—	—	583	580,414	58,216	2,583
	$1,262,465	$—	$—	$—	$856	$1,263,321		$7,255

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $1,283,999)	$1,285,742
Investments in affiliated issuers, at value (cost $1,255,062)	1,263,321
Repurchase agreements, at value (cost $794,559)	794,559
Segregated cash with broker	2,920
Unrealized appreciation on OTC swap agreements	26,262
Receivables:
Swap settlement	7,161
Dividends	1,130
Interest	256
Fund shares sold	250
Total assets	3,381,601

Liabilities:
Payable for:
Fund shares redeemed	130,548
Licensing fees	10,822
Variation margin on futures contracts	6,053
Management fees	2,118
Transfer agent and administrative fees	669
Distribution and service fees	635
Portfolio accounting fees	248
Trustees’ fees*	30
Miscellaneous	2,470
Total liabilities	153,593
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,228,008

Net assets consist of:
Paid in capital	$22,445,192
Total distributable earnings (loss)	(19,217,184)
Net assets	$3,228,008

A-Class:
Net assets	$1,350,765
Capital shares outstanding	27,492
Net asset value per share	$49.13
Maximum offering price per share (Net asset value divided by 95.25%)	$51.58

C-Class:
Net assets	$12,912
Capital shares outstanding	300
Net asset value per share	$43.04

H-Class:
Net assets	$1,864,331
Capital shares outstanding	38,086
Net asset value per share	$48.95

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$7,255
Interest	2,322
Total investment income	9,577

Expenses:
Management fees	15,604
Distribution and service fees:
A-Class	1,381
C-Class	159
H-Class	2,913
Transfer agent and administrative fees	4,860
Licensing fees	4,768
Portfolio accounting fees	1,734
Professional fees	851
Trustees’ fees*	241
Custodian fees	226
Miscellaneous	839
Total expenses	33,576
Less:
Expenses waived by Adviser	(728)
Net expenses	32,848
Net investment loss	(23,271)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	9,443
Futures contracts	15,284
Net realized gain	24,727
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,540)
Investments in affiliated issuers	856
Swap agreements	21,592
Futures contracts	(13,659)
Net change in unrealized appreciation (depreciation)	7,249
Net realized and unrealized gain	31,976
Net increase in net assets resulting from operations	$8,705

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(23,271)	$(71,947)
Net realized gain (loss) on investments	24,727	(527,275)
Net change in unrealized appreciation (depreciation) on investments	7,249	(96,842)
Net increase (decrease) in net assets resulting from operations	8,705	(696,064)

Distributions to shareholders:
A-Class	—	(6,655)
C-Class	—	(292)
H-Class	—	(10,242)
Total distributions to shareholders	—	(17,189)

Capital share transactions:
Proceeds from sale of shares
A-Class	462,781	1,906,912
C-Class	158,506	493,961
H-Class	15,309,923	48,911,545
Distributions reinvested
A-Class	—	4,700
C-Class	—	292
H-Class	—	10,066
Cost of shares redeemed
A-Class	(565,750)	(2,675,694)
C-Class	(180,142)	(548,182)
H-Class	(15,901,248)	(56,636,089)
Net decrease from capital share transactions	(715,930)	(8,532,489)
Net decrease in net assets	(707,225)	(9,245,742)

Net assets:
Beginning of period	3,935,233	13,180,975
End of period	$3,228,008	$3,935,233

Capital share activity:
Shares sold
A-Class	9,643	36,511
C-Class	3,859	11,281
H-Class	326,972	976,940
Shares issued from reinvestment of distributions
A-Class	—	102
C-Class	—	7
H-Class	—	219
Shares redeemed
A-Class	(12,350)	(52,229)
C-Class	(4,376)	(12,434)
H-Class	(339,350)	(1,118,071)
Net decrease in shares	(15,602)	(157,674)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$48.47	$55.34	$52.46	$43.45	$53.23	$47.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.64)	.16	.19	(.16)	(.55)
Net gain (loss) on investments (realized and unrealized)	.97	(5.95)	3.17	8.82	(9.62)	6.10
Total from investment operations	.66	(6.59)	3.33	9.01	(9.78)	5.55
Less distributions from:
Net investment income	—	(.28)	(.45)	—	—	—
Total distributions	—	(.28)	(.45)	—	—	—
Net asset value, end of period	$49.13	$48.47	$55.34	$52.46	$43.45	$53.23

Total Return[c]	1.36%	(11.88%)	6.38%	20.74%	(18.37%)	11.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,351	$1,464	$2,535	$1,782	$1,517	$2,245
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.26%)	0.29%	0.40%	(0.34%)	(1.07%)
Total expenses[d]	1.93%	1.91%	2.00%	1.83%	1.72%	1.73%
Net expenses[e]	1.89%	1.87%	1.96%	1.82%	1.72%	1.73%
Portfolio turnover rate	—	—	—	9%	—	142%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$42.62	$49.08	$46.91	$39.14	$48.32	$43.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	(.90)	(.16)	(.15)	(.48)	(.82)
Net gain (loss) on investments (realized and unrealized)	.85	(5.28)	2.78	7.92	(8.70)	5.54
Total from investment operations	.42	(6.18)	2.62	7.77	(9.18)	4.72
Less distributions from:
Net investment income	—	(.28)	(.45)	—	—	—
Total distributions	—	(.28)	(.45)	—	—	—
Net asset value, end of period	$43.04	$42.62	$49.08	$46.91	$39.14	$48.32

Total Return[c]	0.99%	(12.56%)	5.62%	19.85%	(18.98%)	10.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13	$35	$96	$791	$795	$1,309
Ratios to average net assets:
Net investment income (loss)	(2.06%)	(2.00%)	(0.33%)	(0.33%)	(1.14%)	(1.80%)
Total expenses[d]	2.68%	2.67%	2.77%	2.59%	2.47%	2.48%
Net expenses[e]	2.64%	2.63%	2.72%	2.58%	2.47%	2.48%
Portfolio turnover rate	—	—	—	9%	—	142%

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$48.29	$55.12	$52.25	$43.27	$53.03	$47.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.70)	.12	.18	(.17)	(.56)
Net gain (loss) on investments (realized and unrealized)	.98	(5.85)	3.20	8.80	(9.59)	6.10
Total from investment operations	.66	(6.55)	3.32	8.98	(9.76)	5.54
Less distributions from:
Net investment income	—	(.28)	(.45)	—	—	—
Total distributions	—	(.28)	(.45)	—	—	—
Net asset value, end of period	$48.95	$48.29	$55.12	$52.25	$43.27	$53.03

Total Return	1.37%	(11.86%)	6.39%	20.75%	(18.39%)	11.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,864	$2,437	$10,549	$5,017	$6,301	$7,506
Ratios to average net assets:
Net investment income (loss)	(1.35%)	(1.36%)	0.22%	0.36%	(0.36%)	(1.11%)
Total expenses[d]	1.93%	1.94%	2.00%	1.83%	1.72%	1.73%
Net expenses[e]	1.89%	1.90%	1.96%	1.82%	1.72%	1.73%
Portfolio turnover rate	—	—	—	9%	—	142%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

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PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	29.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	28.4%
Total	57.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(3.25%)	(3.19%)	(3.27%)	(5.81%)
A-Class Shares with sales charge‡	(7.85%)	(7.78%)	(4.21%)	(6.27%)
C-Class Shares	(3.62%)	(3.91%)	(3.99%)	(6.52%)
C-Class Shares with CDSC§	(4.58%)	(4.87%)	(3.99%)	(6.52%)
H-Class Shares	(3.26%)	(3.19%)	(3.27%)	(5.82%)
U.S. Dollar Index	1.07%	0.36%	(0.26%)	1.84%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 57.4%
Guggenheim Strategy Fund II1	15,742	$393,395
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	38,580	384,647
Total Mutual Funds
(Cost $772,094)		778,042

	Face Amount
FEDERAL AGENCY NOTES†† - 22.9%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,421
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,135
Total Federal Agency Notes
(Cost $310,000)		310,556

U.S. TREASURY BILLS†† - 4.9%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	67,000	67,000
Total U.S. Treasury Bills
(Cost $67,000)		67,000

	Face Amount	Value
REPURCHASE AGREEMENTS††,5 - 16.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[6]	$123,983	$123,983
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[6]	48,174	48,174
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[6]	48,173	48,173
Total Repurchase Agreements
(Cost $220,330)		220,330

Total Investments - 101.5%
(Cost $1,369,424)		$1,375,928
Other Assets & Liabilities, net - (1.5)%		(20,332)
Total Net Assets - 100.0%		$1,355,596

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	26	Dec 2021	$2,450,370	$(40,971)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	N/A	At Maturity	12/17/21	2,548	$240,049	$(2,969)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2021.

See Sector Classification in Other Information section.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$778,042	$—	$—	$778,042
Federal Agency Notes	—	310,556	—	310,556
U.S. Treasury Bills	—	67,000	—	67,000
Repurchase Agreements	—	220,330	—	220,330
Total Assets	$778,042	$597,886	$—	$1,375,928

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$40,971	$—	$—	$40,971
Currency Index Swap Agreements**	—	2,969	—	2,969
Total Liabilities	$40,971	$2,969	$—	$43,940

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$393,238	$—	$—	$—	$157	$393,395	15,742	$2,691
Guggenheim Ultra Short Duration Fund — Institutional Class	384,261	—	—	—	386	384,647	38,580	1,712
	$777,499	$—	$—	$—	$543	$778,042		$4,403

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WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments in unaffiliated issuers, at value (cost $377,000)	$377,556
Investments in affiliated issuers, at value (cost $772,094)	778,042
Repurchase agreements, at value (cost $220,330)	220,330
Receivables:
Variation margin on futures contracts	2,808
Fund shares sold	1,293
Dividends	686
Interest	84
Total assets	1,380,799

Liabilities:
Unrealized depreciation on OTC swap agreements	2,969
Payable for:
Fund shares redeemed	12,816
Licensing fees	5,197
Swap settlement	1,179
Management fees	1,015
Transfer agent and administrative fees	327
Distribution and service fees	327
Portfolio accounting fees	121
Trustees’ fees*	15
Miscellaneous	1,237
Total liabilities	25,203
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,355,596

Net assets consist of:
Paid in capital	$11,260,151
Total distributable earnings (loss)	(9,904,555)
Net assets	$1,355,596

A-Class:
Net assets	$225,961
Capital shares outstanding	3,666
Net asset value per share	$61.64
Maximum offering price per share (Net asset value divided by 95.25%)	$64.71

C-Class:
Net assets	$35,763
Capital shares outstanding	665
Net asset value per share	$53.78

H-Class:
Net assets	$1,093,872
Capital shares outstanding	17,780
Net asset value per share	$61.52

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of affiliated issuers	$4,403
Interest	787
Total investment income	5,190

Expenses:
Management fees	7,456
Distribution and service fees:
A-Class	437
C-Class	190
H-Class	1,587
Transfer agent and administrative fees	2,331
Licensing fees	2,278
Portfolio accounting fees	828
Professional fees	453
Trustees’ fees*	127
Custodian fees	109
Miscellaneous	334
Total expenses	16,130
Less:
Expenses waived by Adviser	(482)
Net expenses	15,648
Net investment loss	(10,458)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(8,626)
Futures contracts	(31,009)
Net realized loss	(39,635)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(477)
Investments in affiliated issuers	543
Swap agreements	5,274
Futures contracts	(8,333)
Net change in unrealized appreciation (depreciation)	(2,993)
Net realized and unrealized loss	(42,628)
Net decrease in net assets resulting from operations	$(53,086)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,458)	$(45,652)
Net realized gain (loss) on investments	(39,635)	420,864
Net change in unrealized appreciation (depreciation) on investments	(2,993)	1,916
Net increase (decrease) in net assets resulting from operations	(53,086)	377,128

Distributions to shareholders:
A-Class	—	(726)
C-Class	—	(70)
H-Class	—	(3,116)
Total distributions to shareholders	—	(3,912)

Capital share transactions:
Proceeds from sale of shares
A-Class	21,526	686,728
C-Class	—	81,908
H-Class	6,044,814	50,241,475
Distributions reinvested
A-Class	—	690
C-Class	—	70
H-Class	—	2,901
Cost of shares redeemed
A-Class	(176,267)	(563,534)
C-Class	—	(64,608)
H-Class	(5,968,172)	(50,838,141)
Net decrease from capital share transactions	(78,099)	(452,511)
Net decrease in net assets	(131,185)	(79,295)

Net assets:
Beginning of period	1,486,781	1,566,076
End of period	$1,355,596	$1,486,781

Capital share activity:
Shares sold
A-Class	334	10,681
C-Class	—	1,385
H-Class	92,817	802,800
Shares issued from reinvestment of distributions
A-Class	—	10
C-Class	—	1
H-Class	—	43
Shares redeemed
A-Class	(2,744)	(8,718)
C-Class	—	(1,129)
H-Class	(91,746)	(808,775)
Net decrease in shares	(1,339)	(3,702)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$63.71	$57.85	$63.74	$77.67	$64.99	$75.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.84)	.16	.23	(.35)	(.80)
Net gain (loss) on investments (realized and unrealized)	(1.66)	6.82	(5.84)	(14.16)	13.03	(9.52)
Total from investment operations	(2.07)	5.98	(5.68)	(13.93)	12.68	(10.32)
Less distributions from:
Net investment income	—	(.12)	(.21)	—	—	—
Total distributions	—	(.12)	(.21)	—	—	—
Net asset value, end of period	$61.64	$63.71	$57.85	$63.74	$77.67	$64.99

Total Return[c]	(3.25%)	10.32%	(8.94%)	(17.93%)	19.51%	(13.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$226	$387	$237	$296	$3,306	$324
Ratios to average net assets:
Net investment income (loss)	(1.24%)	(1.30%)	0.26%	0.32%	(0.48%)	(1.13%)
Total expenses[d]	1.93%	1.90%	2.01%	1.80%	1.72%	1.72%
Net expenses[e]	1.87%	1.86%	2.00%	1.80%	1.72%	1.72%
Portfolio turnover rate	—	48%	—	—	28%	77%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$55.80	$51.07	$56.74	$69.66	$58.72	$68.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.57)	(1.17)	(.29)	(.27)	(.80)	(1.19)
Net gain (loss) on investments (realized and unrealized)	(1.45)	6.02	(5.17)	(12.65)	11.74	(8.66)
Total from investment operations	(2.02)	4.85	(5.46)	(12.92)	10.94	(9.85)
Less distributions from:
Net investment income	—	(.12)	(.21)	—	—	—
Total distributions	—	(.12)	(.21)	—	—	—
Net asset value, end of period	$53.78	$55.80	$51.07	$56.74	$69.66	$58.72

Total Return[c]	(3.62%)	9.50%	(9.65%)	(18.55%)	18.65%	(14.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36	$37	$21	$36	$388	$695
Ratios to average net assets:
Net investment income (loss)	(1.99%)	(2.04%)	(0.53%)	(0.42%)	(1.23%)	(1.88%)
Total expenses[d]	2.68%	2.66%	2.75%	2.53%	2.47%	2.47%
Net expenses[e]	2.62%	2.62%	2.73%	2.53%	2.47%	2.47%
Portfolio turnover rate	—	48%	—	—	28%	77%

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$63.59	$57.76	$63.67	$77.60	$64.92	$75.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.93)	.07	.28	(.36)	(.85)
Net gain (loss) on investments (realized and unrealized)	(1.66)	6.88	(5.77)	(14.21)	13.04	(9.46)
Total from investment operations	(2.07)	5.95	(5.70)	(13.93)	12.68	(10.31)
Less distributions from:
Net investment income	—	(.12)	(.21)	—	—	—
Total distributions	—	(.12)	(.21)	—	—	—
Net asset value, end of period	$61.52	$63.59	$57.76	$63.67	$77.60	$64.92

Total Return	(3.26%)	10.29%	(8.98%)	(17.95%)	19.55%	(13.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,094	$1,063	$1,308	$1,678	$3,267	$5,068
Ratios to average net assets:
Net investment income (loss)	(1.25%)	(1.47%)	0.12%	0.41%	(0.49%)	(1.19%)
Total expenses[d]	1.93%	1.88%	1.99%	1.83%	1.72%	1.71%
Net expenses[e]	1.87%	1.86%	1.97%	1.83%	1.72%	1.71%
Portfolio turnover rate	—	48%	—	—	28%	77%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 28, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2021, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

At September 30, 2021, only A-Class, C-Class and H-Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation

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Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yeidls or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

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(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at September 30, 2021.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$8,382,568	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,131,934	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,714,188	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,959,001

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the

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transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$1,084,178	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	336,658

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2021:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2021:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at September 30, 2021
Strengthening Dollar 2x Strategy Fund	$—	$77,846	$26,262	$104,108

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at September 30, 2021
Europe 1.25x Strategy Fund	$52,888	$52,685	$—	$105,573
Japan 2x Strategy Fund	12,079	39,626	—	51,705
Weakening Dollar 2x Strategy Fund	—	40,971	2,969	43,940

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency swaps contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2021:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$182,046	$(46,680)	$—	$135,366
Japan 2x Strategy Fund	77,228	(53,449)	—	23,779
Strengthening Dollar 2x Strategy Fund	—	15,284	9,443	24,727
Weakening Dollar 2x Strategy Fund	—	(31,009)	(8,626)	(39,635)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$(78,456)	$(36,899)	$—	$(115,355)
Japan 2x Strategy Fund	(96,343)	24,863	—	(71,480)
Strengthening Dollar 2x Strategy Fund	—	(13,659)	21,592	7,933
Weakening Dollar 2x Strategy Fund	—	(8,333)	5,274	(3,059)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs

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OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$26,262	$—	$26,262	$—	$—	$26,262

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$2,969	$—	$2,969	$(2,969)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2021.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Japan 2x Strategy Fund	Goldman Sachs International	Futures contracts	$89,620	$—
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	2,920	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

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When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million – $1 billion	0.025%
> $1 billion – $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 3021, GFD retained sales charges of $72,187 relating to sales of A-Class shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2021, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Europe 1.25x Strategy Fund	$347
Japan 2x Strategy Fund	181
Strengthening Dollar 2x Strategy Fund	728
Weakening Dollar 2x Strategy Fund	482

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

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Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.50%
Due 10/01/21	$150,861,939	$150,862,148	Due 01/15/23	$150,772,500	$153,879,256

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.13%
Due 10/01/21	58,617,555	58,617,587	Due 12/31/22	59,788,400	59,789,984

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	58,617,555	58,617,604	Due 04/15/22	58,937,372	59,789,963

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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At Septembert 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® Pure Value Fund	$19,949	$(19,949)	$—	$20,436	$—	$20,436
S&P MidCap 400® Pure Growth Fund	523,058	(523,058)	—	565,289	—	565,289
S&P SmallCap 600® Pure Growth Fund	271,487	(271,487)	—	282,232	—	282,232
S&P SmallCap 600® Pure Value Fund	62,653	(62,653)	—	64,559	—	64,559
Europe 1.25x Strategy Fund	13,743	(13,743)	—	14,014	—	14,014

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® Pure Growth Fund	$47,997,232	$13,662,758	$(89,935)	$13,572,823
S&P 500® Pure Value Fund	13,646,614	2,883,254	(19,573)	2,863,681
S&P MidCap 400® Pure Growth Fund	50,374,361	15,120,262	(2,772,756)	12,347,506
S&P MidCap 400® Pure Value Fund	49,631,641	13,946,147	(261,222)	13,684,925
S&P SmallCap 600® Pure Growth Fund	5,886,556	2,008,391	(99,032)	1,909,359
S&P SmallCap 600® Pure Value Fund	17,247,344	2,135,386	(88,491)	2,046,895
Europe 1.25x Strategy Fund	2,483,480	63,813	(108,395)	(44,582)
Japan 2x Strategy Fund	1,710,136	1,542	(51,705)	(50,163)
Strengthening Dollar 2x Strategy Fund	3,333,756	113,974	—	113,974
Weakening Dollar 2x Strategy Fund	1,369,520	6,408	(43,940)	(37,532)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$317,623,527	$305,930,413
S&P 500® Pure Value Fund	172,158,228	210,930,037
S&P MidCap 400® Pure Growth Fund	16,876,399	21,402,581
S&P MidCap 400® Pure Value Fund	126,774,048	220,267,965
S&P SmallCap 600® Pure Growth Fund	50,420,790	73,594,828
S&P SmallCap 600® Pure Value Fund	117,612,996	135,231,943
Europe 1.25x Strategy Fund	104,659	292,845

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2021, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Growth Fund	$18,182,540	$30,865,406	$418,843
S&P 500® Pure Value Fund	35,912,691	19,937,767	126,114
S&P MidCap 400® Pure Growth Fund	601,070	1,809,581	2,321
S&P MidCap 400® Pure Value Fund	2,828,365	5,262,638	387,858
S&P SmallCap 600® Pure Growth Fund	772,860	1,349,010	152,583
S&P SmallCap 600® Pure Value Fund	2,491,786	1,709,751	(23,291)
Europe 1.25x Strategy Fund	86,043	279,686	16,158

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 7, 2021, the line of credit agreement was renewed and expires on June 6, 2022. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2021. The Funds did not have any borrowings outstanding under this agreement at September 30, 2021.

The average daily balances borrowed for the period ended September 30, 2021, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Value Fund	$4,321
S&P MidCap 400® Pure Value Fund	4,625
S&P SmallCap 600® Pure Growth Fund	2,830
S&P SmallCap 600® Pure Value Fund	3,556
Strengthening Dollar 2x Strategy Fund	16

Note 11 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which

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Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. On March 12, 2021, the Solicitor General filed an amicus brief recommending that certiorari be denied. Plaintiffs filed a supplemental brief in response to the Solicitor General’s amicus brief on March 31, 2021, and Defendants filed a supplemental brief on April 1, 2021. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

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On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)

●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund

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OTHER INFORMATION (Unaudited)(continued)

●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund

Alternative Funds** (i.e., Non-Tradable Funds)

●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”).1 (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.2 At meetings held by videoconference on April 20, 2021 (the “April Meeting”) and on May 26, 2021 (the “May

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each, a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each, a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Independent Trustees and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

[2]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief, initially provided for a limited period of time, has been extended multiple times and was in effect as of May 26, 2021. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 26, 2021.

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OTHER INFORMATION (Unaudited)(continued)

Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee met with a representative of FUSE at the April Meeting to discuss how FUSE determined the appropriate peer groups for the Funds. Thereafter, the Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Tradable Fund is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

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OTHER INFORMATION (Unaudited)(continued)

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal, regulatory and operational risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2020, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2020, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2020, as

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OTHER INFORMATION (Unaudited)(continued)

applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2021.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2020, as applicable, noting the Adviser’s view that, in general, such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error in most cases. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2020, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year, three-year and one-year periods ended December 31, 2020, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2020, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

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In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 73rd and 79th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily a result of the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value and short exposure to growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 61st and 60th percentiles, respectively.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 79th and 50th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities, and to poor performance in 2018 as the Fund had exposure to equities which sold off heavily in the fourth quarter. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach (i.e., a combination of passively-managed and actively-managed allocations), resulting in more competitive performance over the three-year and one-year time periods. The Committee also noted that, since 2018, the Fund’s performance has improved. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings were in the 66th and 53rd percentiles, respectively.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite is directly comparable in this regard. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, although the Fund’s contractual advisory fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s net effective management fee is lower than that of the peer fund and the Fund’s total net expense ratio is close to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving, and intends to continue to waive, all or a portion of its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (43rd percentile) of its peer group. Although the net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group, the Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the first quartile (21st percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2020, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2019. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim

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OTHER INFORMATION (Unaudited)(concluded)

believes it is appropriately sharing potential economies of scale and that, although Guggenheim’s overall expenses declined in 2020, generally, costs are anticipated to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	157	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	157	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	157	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				157	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2020, to March 31, 2021. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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9.30.2021

Rydex Funds Semi-Annual Report

Domestic Equity Fund
NASDAQ-100® Fund

GuggenheimInvestments.com	ROTC-SEMI-0921x0322

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NASDAQ-100® FUND	9
NOTES TO FINANCIAL STATEMENTS	25
OTHER INFORMATION	44
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	57
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	64
LIQUIDITY RISK MANAGEMENT PROGRAM	68

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2021

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for NASDAQ-100® Fund (the “Fund”). This report covers performance for the six-month period ended September 30, 2021.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2021

COVID-19. The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

The Nasdaq-100® Fund may not be suitable for all investors. ● Investing in the NASDAQ-100® Fund involves certain risks, which may include increased volatility due to the use of futures and the possibility that companies in which the Fund invests may not be commercially successful or may become obsolete more quickly. ● There are no assurances that any Rydex Fund will achieve its objective and/or strategy. This Fund is subject to active trading and tracking error risks, which may increase volatility, impact the Fund’s ability to achieve its investment objective and may decrease the Fund’s performance. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2021

In the six months ending September 30, 2021, the equity market experienced a relatively steady upward climb that reversed amid seasonal pressures, inflation worry, and market uncertainty about the economic damage brought about by the potential emergence of new COVID variants.

Treasury yields posted their biggest rise in months following the Federal Open Market Committee (“FOMC”) meeting in September, at which Chair Powell noted that inflation would be higher and last longer than previously expected. The 10-year U.S. Treasury was still down slightly for the period.

Reports circulating in September about the inability of Evergrande, China’s second largest real estate development company, to repay an installment on its approximately $300 billion in debt sparked panic in credit markets in Asia. There was chatter about an Evergrande bankruptcy, a la Lehman Brothers, that would ignite a conflagration that could ravage China’s debt-reliant economy and spread across the world, triggering another global financial crisis. Others saw echoes of the collapse of Long-Term Capital Management, the highly leveraged hedge fund that collapsed in 1998 and required a bailout and debt rewind managed by the Federal Reserve (the “Fed”) to quell fears of a global financial meltdown.

As the month of September progressed and the Chinese government stepped in with liquidity and behind-the-scenes pressure on state-owned and state-backed enterprises to purchase Evergrande assets, tensions eased, but the question remains as to what ultimately will become of Evergrande. The most likely outcome is a “controlled fire” approach in which the government attempts to limit the contagion of Evergrande’s woes by propping up the company until its debts are restructured and reshuffled, its projects completed by others, and its properties sold off.

As Evergrande troubles captured the world’s attention, the September FOMC meeting made it clear that the Fed was not overly worried, at least not enough to push back its forecasted rate hikes. In fact, the tone of the meeting was somewhat hawkish, with the month’s Summary of Economic Projections revealing that half the committee members penciled in a rate hike for 2022. That would give them a policy option should elevated inflation turn out to be less temporary than expected. It also implies that a tapering of asset purchases would be completed sooner rather than later—a timetable corroborated when Chair Powell gave the strongest indication yet that tapering may start in November and for the first time suggested that asset purchases could conclude by mid-2022.

Markets reacted favorably to the Fed’s relatively sanguine view of the Evergrande situation, perhaps breathing a sigh of relief that it considers the problem insufficiently dangerous either to warrant action or to delay the normalization of rates in the United States. Interestingly, in place of several instances of the word “transitory” in the four previous FOMC press conference transcripts, the September transcript included no mention of the word, which may help explain the hawkish tilt to the meeting. Regarding the path for rates, half of FOMC members now see at least one hike in 2022, up from 39 percent in June. The median FOMC participant now sees in excess of six cumulative hikes through 2024, signaling an acknowledgement of intensifying supply side pressures and a labor market that could be at full employment within the next year.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2021

For the six-month period ended September 30, 2021, the S&P 500® Index* returned 9.18%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.70%. The return of the MSCI Emerging Markets Index* was -3.45%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 1.88% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned 3.65%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2021 and ending September 30, 2021.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Investor Class	1.24%	11.92%	$ 1,000.00	$ 1,119.20	$ 6.59
A-Class	1.49%	11.76%	1,000.00	1,117.60	7.91
C-Class	2.24%	11.34%	1,000.00	1,113.40	11.87
H-Class	1.49%	11.77%	1,000.00	1,117.70	7.91

Table 2. Based on hypothetical 5% return (before expenses)
Investor Class	1.24%	5.00%	$ 1,000.00	$ 1,018.85	$ 6.28
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2021 to September 30, 2021.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Inception Dates:
Investor Class	February 14, 1994
A-Class	March 31, 2004
C-Class	March 26, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	10.6%
Microsoft Corp.	9.6%
Amazon.com, Inc.	7.5%
Tesla, Inc.	4.4%
Alphabet, Inc. — Class C	3.9%
Facebook, Inc. — Class A	3.7%
Alphabet, Inc. — Class A	3.7%
NVIDIA Corp.	3.6%
PayPal Holdings, Inc.	2.1%
Adobe, Inc.	1.9%
Top Ten Total	51.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	11.92%	27.94%	24.22%	21.08%
A-Class Shares	11.76%	27.63%	23.92%	20.76%
A-Class Shares with sales charge‡	6.46%	21.57%	22.72%	20.18%
C-Class Shares	11.34%	26.67%	22.99%	19.88%
C-Class Shares with CDSC§	10.34%	25.67%	22.99%	19.88%
NASDAQ-100 Index	12.60%	29.58%	25.93%	22.65%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	11.77%	27.62%	23.92%	19.27%
NASDAQ-100 Index	12.60%	29.58%	25.93%	21.17%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 96.4%

Technology - 42.8%
Apple, Inc.	1,328,499	$187,982,608
Microsoft Corp.	603,958	170,267,839
NVIDIA Corp.	305,744	63,337,927
Adobe, Inc.*	58,263	33,543,174
Intel Corp.	496,163	26,435,565
Broadcom, Inc.	50,174	24,330,878
Texas Instruments, Inc.	112,906	21,701,662
Intuit, Inc.	33,419	18,029,885
QUALCOMM, Inc.	137,952	17,793,049
Advanced Micro Devices, Inc.*	148,343	15,264,495
Applied Materials, Inc.	110,426	14,215,139
Analog Devices, Inc.	65,724	11,007,456
Lam Research Corp.	17,361	9,881,013
Micron Technology, Inc.	137,677	9,772,313
Fiserv, Inc.*	80,986	8,786,981
Zoom Video Communications, Inc. — Class A*	29,442	7,699,083
Autodesk, Inc.*	26,907	7,673,069
ASML Holding N.V. — Class G	9,960	7,421,296
Activision Blizzard, Inc.	95,112	7,360,718
Atlassian Corporation plc — Class A*	16,792	6,572,725
NXP Semiconductor N.V.	32,425	6,351,085
KLA Corp.	18,679	6,248,312
DocuSign, Inc.*	23,828	6,134,042
Marvell Technology, Inc.	100,724	6,074,664
Crowdstrike Holdings, Inc. — Class A*	24,367	5,988,921
Workday, Inc. — Class A*	23,359	5,837,180
Synopsys, Inc.*	18,651	5,584,296
Microchip Technology, Inc.	33,514	5,144,064
Cadence Design Systems, Inc.*	33,849	5,126,093
Electronic Arts, Inc.	34,804	4,950,869
Paychex, Inc.	44,006	4,948,475
Cognizant Technology Solutions Corp. — Class A	64,279	4,770,145
Xilinx, Inc.*	30,265	4,569,712
ANSYS, Inc.*	10,671	3,632,942
Skyworks Solutions, Inc.	20,197	3,328,062
NetEase, Inc. ADR	36,790	3,141,866
Splunk, Inc.*	20,047	2,901,001
Cerner Corp.	36,149	2,549,227
Check Point Software Technologies Ltd.*	16,241	1,835,883
Total Technology		758,193,714

Communications - 29.8%
Amazon.com, Inc.*	40,702	133,707,698
Alphabet, Inc. — Class C*	25,731	68,581,092
Facebook, Inc. — Class A*	191,582	65,021,015
Alphabet, Inc. — Class A*	24,198	64,693,837
Netflix, Inc.*	54,128	33,036,484
Comcast Corp. — Class A	560,159	31,329,693
Cisco Systems, Inc.	515,388	28,052,569
T-Mobile US, Inc.*	152,623	19,499,114
Charter Communications, Inc. — Class A*	22,481	16,356,276
Booking Holdings, Inc.*	5,021	11,919,201
MercadoLibre, Inc.*	6,080	10,210,752
JD.com, Inc. ADR*	96,541	6,974,122
eBay, Inc.	79,500	5,538,765
Match Group, Inc.*	33,853	5,314,582

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NASDAQ-100® FUND

	Shares	Value
Baidu, Inc. ADR*	30,902	$4,751,182
Pinduoduo, Inc. ADR*	46,718	4,235,921
Okta, Inc.*	17,544	4,163,893
CDW Corp.	16,815	3,060,666
Sirius XM Holdings, Inc.[1]	495,359	3,021,690
VeriSign, Inc.*	13,682	2,804,947
Trip.com Group Ltd. ADR*	64,582	1,985,897
Fox Corp. — Class A	39,552	1,586,431
Fox Corp. — Class B	30,743	1,141,180
Total Communications		526,987,007

Consumer, Non-cyclical - 12.4%
PayPal Holdings, Inc.*	143,704	37,393,218
PepsiCo, Inc.	169,029	25,423,652
Moderna, Inc.*	49,365	18,998,614
Amgen, Inc.	69,447	14,767,905
Intuitive Surgical, Inc.*	14,552	14,466,871
Gilead Sciences, Inc.	153,338	10,710,659
Automatic Data Processing, Inc.	51,742	10,344,261
Mondelez International, Inc. — Class A	170,950	9,945,871
Regeneron Pharmaceuticals, Inc.*	12,854	7,778,984
Illumina, Inc.*	19,140	7,763,375
IDEXX Laboratories, Inc.*	10,405	6,470,869
Dexcom, Inc.*	11,832	6,470,448
Align Technology, Inc.*	9,663	6,430,050
Keurig Dr Pepper, Inc.	173,354	5,921,773
Vertex Pharmaceuticals, Inc.*	31,727	5,754,960
Monster Beverage Corp.*	64,681	5,745,613
Kraft Heinz Co.	149,617	5,508,898
Biogen, Inc.*	18,226	5,157,776
Cintas Corp.	12,593	4,793,651
Verisk Analytics, Inc. — Class A	19,733	3,951,928
Seagen, Inc.*	22,250	3,778,050
Incyte Corp.*	27,008	1,857,610
Total Consumer, Non-cyclical		219,435,036

Consumer, Cyclical - 9.1%
Tesla, Inc.*	99,634	77,264,174
Costco Wholesale Corp.	54,064	24,293,659
Starbucks Corp.	144,201	15,906,812
Lululemon Athletica, Inc.*	15,281	6,184,221
Marriott International, Inc. — Class A*	39,827	5,897,980
O’Reilly Automotive, Inc.*	8,433	5,153,069
Walgreens Boots Alliance, Inc.	105,786	4,977,231
Ross Stores, Inc.	43,675	4,754,024
Copart, Inc.*	28,933	4,013,586
Fastenal Co.	70,289	3,627,615
PACCAR, Inc.	42,458	3,350,786
Peloton Interactive, Inc. — Class A*	33,205	2,890,495
Dollar Tree, Inc.*	27,506	2,632,874
Total Consumer, Cyclical		160,946,526

Industrial - 1.5%
Honeywell International, Inc.	84,434	17,923,649
CSX Corp.	275,720	8,199,913
Total Industrial		26,123,562

Utilities - 0.8%
Exelon Corp.	119,587	5,780,836
American Electric Power Company, Inc.	61,180	4,966,592
Xcel Energy, Inc.	65,850	4,115,625
Total Utilities		14,863,053

Total Common Stocks
(Cost $487,337,455)		1,706,548,898

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NASDAQ-100® FUND

	Shares	Value
MUTUAL FUNDS† - 3.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	3,064,684	$30,554,900
Guggenheim Strategy Fund II2	575,584	14,383,856
Guggenheim Strategy Fund III[2]	370,504	9,314,465
Total Mutual Funds
(Cost $54,178,710)		54,253,221

	Face Amount
FEDERAL AGENCY NOTES†† - 0.4%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	$3,000,000	3,008,319
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 11/23/21[3]	1,400,000	1,400,763
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[3]	2,000,000	2,001,982
Total Federal Agency Notes
(Cost $6,398,934)		6,411,064

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
0.04% due 10/07/21[4,5]	2,704,000	2,703,986
0.04% due 12/09/21[5,6]	200,000	199,990
Total U.S. Treasury Bills
(Cost $2,903,967)		2,903,976

REPURCHASE AGREEMENTS††,7 - 0.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[6]	2,378,501	2,378,501
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[6]	924,169	924,169
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[6]	924,169	924,169
Total Repurchase Agreements
(Cost $4,226,839)		4,226,839

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[9]	2,292,413	2,292,413
Total Securities Lending Collateral
(Cost $2,292,413)		2,292,413

Total Investments - 100.4%
(Cost $557,338,318)		$1,776,636,411
Other Assets & Liabilities, net - (0.4)%		(6,553,370)
Total Net Assets - 100.0%		$1,770,083,041

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NASDAQ-100® FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	165	Dec 2021	$48,433,275	$(2,498,977)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	11/04/21	133	$1,952,815	$(102,575)
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	150	2,198,398	(103,747)
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	11/04/21	738	10,844,238	(137,328)
							$14,995,451	$(343,650)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Affiliated issuer.
[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[7]	Repurchase Agreements — See Note 6.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,706,548,898	$—	$—	$1,706,548,898
Mutual Funds	54,253,221	—	—	54,253,221
Federal Agency Notes	—	6,411,064	—	6,411,064
U.S. Treasury Bills	—	2,903,976	—	2,903,976
Repurchase Agreements	—	4,226,839	—	4,226,839
Securities Lending Collateral	2,292,413	—	—	2,292,413
Total Assets	$1,763,094,532	$13,541,879	$—	$1,776,636,411

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,498,977	$—	$—	$2,498,977
Equity Index Swap Agreements**	—	343,650	—	343,650
Total Liabilities	$2,498,977	$343,650	$—	$2,842,627

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Mutual Funds
Guggenheim Strategy Fund II	$14,378,100	$—	$—	$—	$5,756
Guggenheim Strategy Fund III	9,314,465	—	—	—	—
Guggenheim Ultra Short Duration Fund — Institutional Class	25,529,268	5,000,000	—	—	25,632
	$49,221,833	$5,000,000	$—	$—	$31,388

Security Name	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,383,856	575,584	$98,395
Guggenheim Strategy Fund III	9,314,465	370,504	70,858
Guggenheim Ultra Short Duration Fund — Institutional Class	30,554,900	3,064,684	122,369
	$54,253,221		$291,622

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NASDAQ-100® FUND

September 30, 2021

Assets:
Investments in unaffiliated issuers, at value - including $2,237,395 of securities loaned (cost $498,932,769)	$1,718,156,351
Investments in affiliated issuers, at value (cost $54,178,710)	54,253,221
Repurchase agreements, at value (cost $4,226,839)	4,226,839
Segregated cash with broker	114,520
Receivables:
Dividends	285,357
Fund shares sold	179,617
Interest	1,979
Securities lending income	490
Total assets	1,777,218,374

Liabilities:
Unrealized depreciation on OTC swap agreements	343,650
Payable for:
Return of securities lending collateral	2,292,413
Management fees	1,179,109
Fund shares redeemed	714,306
Transfer agent and administrative fees	425,036
Swap settlement	305,202
Variation margin on futures contracts	207,900
Distribution and service fees	128,374
Portfolio accounting fees	75,141
Trustees’ fees*	15,314
Miscellaneous	1,448,888
Total liabilities	7,135,333
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,770,083,041

Net assets consist of:
Paid in capital	$489,761,160
Total distributable earnings (loss)	1,280,321,881
Net assets	$1,770,083,041

Investor Class:
Net assets	$1,529,385,873
Capital shares outstanding	21,545,195
Net asset value per share	$70.99

A-Class:
Net assets	$76,238,050
Capital shares outstanding	1,183,654
Net asset value per share	$64.41
Maximum offering price per share (Net asset value divided by 95.25%)	$67.62

C-Class:
Net assets	$117,272,465
Capital shares outstanding	2,160,042
Net asset value per share	$54.29

H-Class:
Net assets	$47,186,653
Capital shares outstanding	732,809
Net asset value per share	$64.39

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

STATEMENT OF OPERATIONS (Unaudited)
NASDAQ-100® FUND

Six Months Ended September 30, 2021

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $5,716)	$5,790,295
Dividends from securities of affiliated issuers	291,622
Interest	15,134
Income from securities lending, net	2,781
Total investment income	6,099,832

Expenses:
Management fees	6,619,386
Distribution and service fees:
A-Class	92,738
C-Class	603,817
H-Class	45,634
Transfer agent and administrative fees	2,469,801
Portfolio accounting fees	433,988
Professional fees	303,251
Trustees’ fees*	116,443
Custodian fees	114,709
Miscellaneous	927,649
Total expenses	11,727,416
Less:
Expenses waived by Adviser	(34,450)
Net expenses	11,692,966
Net investment loss	(5,593,134)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$13,737,796
Swap agreements	4,013,801
Futures contracts	11,094,079
Net realized gain	28,845,676
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	161,770,903
Investments in affiliated issuers	31,388
Swap agreements	(453,470)
Futures contracts	(3,268,254)
Net change in unrealized appreciation (depreciation)	158,080,567
Net realized and unrealized gain	186,926,243
Net increase in net assets resulting from operations	$181,333,109

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
NASDAQ-100® FUND

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,593,134)	$(8,831,167)
Net realized gain on investments	28,845,676	172,627,731
Net change in unrealized appreciation (depreciation) on investments	158,080,567	535,769,670
Net increase in net assets resulting from operations	181,333,109	699,566,234

Distributions to shareholders:
Investor Class	—	(57,127,526)
A-Class	—	(2,931,676)
C-Class	—	(6,450,194)
H-Class	—	(2,043,797)
Total distributions to shareholders	—	(68,553,193)

Capital share transactions:
Proceeds from sale of shares
Investor Class	658,347,089	1,533,725,604
A-Class	8,824,288	26,461,104
C-Class	4,966,098	22,888,440
H-Class	27,833,431	96,094,160
Distributions reinvested
Investor Class	—	55,008,153
A-Class	—	2,792,916
C-Class	—	6,162,238
H-Class	—	2,043,207
Cost of shares redeemed
Investor Class	(673,570,546)	(1,635,030,147)
A-Class	(10,219,498)	(25,477,996)
C-Class	(15,868,199)	(39,910,076)
H-Class	(7,938,681)	(113,048,391)
Net decrease from capital share transactions	(7,626,018)	(68,290,788)
Net increase in net assets	173,707,091	562,722,253

Net assets:
Beginning of period	1,596,375,950	1,033,653,697
End of period	$1,770,083,041	$1,596,375,950

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
NASDAQ-100® FUND

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Capital share activity:
Shares sold
Investor Class	9,501,970	28,111,919
A-Class	136,975	526,023
C-Class	92,753	548,678
H-Class	432,743	2,033,470
Shares issued from reinvestment of distributions
Investor Class	—	913,757
A-Class	—	51,031
C-Class	—	132,778
H-Class	—	37,339
Shares redeemed
Investor Class	(9,818,028)	(29,550,246)
A-Class	(164,655)	(497,139)
C-Class	(297,701)	(902,170)
H-Class	(125,735)	(2,300,380)
Net decrease in shares	(241,678)	(894,940)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended Sept. 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$63.43	$39.68	$38.39	$34.94	$30.68	$25.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.28)	(.08)	(.05)	(.05)	(.06)
Net gain (loss) on investments (realized and unrealized)	7.75	26.64	2.21	4.11	6.35	5.47
Total from investment operations	7.56	26.36	2.13	4.06	6.30	5.41
Less distributions from:
Net realized gains	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Total distributions	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Net asset value, end of period	$70.99	$63.43	$39.68	$38.39	$34.94	$30.68

Total Return	11.92%	66.78%	5.40%	11.79%	20.76%	21.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,529,386	$1,386,721	$888,189	$979,675	$926,146	$760,485
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.50%)	(0.19%)	(0.14%)	(0.14%)	(0.21%)
Total expenses[c]	1.24%	1.33%	1.37%	1.36%	1.28%	1.29%
Net expenses[d]	1.24%	1.33%	1.37%	1.36%	1.28%	1.29%
Portfolio turnover rate	20%	57%	54%	32%	48%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended Sept. 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$57.63	$36.29	$35.26	$32.22	$28.49	$24.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.39)	(.17)	(.13)	(.12)	(.13)
Net gain (loss) on investments (realized and unrealized)	7.03	24.34	2.04	3.78	5.89	5.06
Total from investment operations	6.78	23.95	1.87	3.65	5.77	4.93
Less distributions from:
Net realized gains	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Total distributions	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Net asset value, end of period	$64.41	$57.63	$36.29	$35.26	$32.22	$28.49

Total Return[e]	11.76%	66.37%	5.14%	11.51%	20.44%	20.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,238	$69,808	$41,054	$59,021	$52,257	$63,311
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(0.75%)	(0.44%)	(0.38%)	(0.39%)	(0.51%)
Total expenses[c]	1.49%	1.58%	1.62%	1.61%	1.53%	1.53%
Net expenses[d]	1.49%	1.58%	1.62%	1.61%	1.53%	1.53%
Portfolio turnover rate	20%	57%	54%	32%	48%	72%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended Sept. 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$48.76	$31.18	$30.64	$28.29	$25.41	$21.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.66)	(.39)	(.34)	(.32)	(.28)
Net gain (loss) on investments (realized and unrealized)	5.94	20.85	1.77	3.30	5.24	4.55
Total from investment operations	5.53	20.19	1.38	2.96	4.92	4.27
Less distributions from:
Net realized gains	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Total distributions	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Net asset value, end of period	$54.29	$48.76	$31.18	$30.64	$28.29	$25.41

Total Return[e]	11.34%	65.17%	4.31%	10.70%	19.57%	19.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,272	$115,315	$80,633	$85,274	$85,149	$58,647
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.50%)	(1.19%)	(1.14%)	(1.15%)	(1.21%)
Total expenses[c]	2.24%	2.33%	2.37%	2.36%	2.28%	2.28%
Net expenses[d]	2.24%	2.33%	2.37%	2.36%	2.28%	2.28%
Portfolio turnover rate	20%	57%	54%	32%	48%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

FINANCIAL HIGHLIGHTS (concluded)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended Sept. 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$57.61	$36.28	$35.26	$32.22	$28.49	$24.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.38)	(.16)	(.13)	(.12)	(.14)
Net gain (loss) on investments (realized and unrealized)	7.04	24.32	2.02	3.78	5.89	5.11
Total from investment operations	6.78	23.94	1.86	3.65	5.77	4.97
Less distributions from:
Net realized gains	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Total distributions	—	(2.61)	(.84)	(.61)	(2.04)	(.48)
Net asset value, end of period	$64.39	$57.61	$36.28	$35.26	$32.22	$28.49

Total Return	11.77%	66.36%	5.11%	11.51%	20.49%	20.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,187	$24,532	$23,777	$46,276	$64,483	$53,441
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.75%)	(0.43%)	(0.37%)	(0.37%)	(0.57%)
Total expenses[c]	1.49%	1.59%	1.62%	1.61%	1.53%	1.54%
Net expenses[d]	1.49%	1.59%	1.62%	1.61%	1.53%	1.54%
Portfolio turnover rate	20%	57%	54%	32%	48%	72%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratio after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2021, the Trust consisted of fifty-two funds (the “Funds”).

This report covers the NASDAQ-100® Fund (the “Fund”), a Non-diversified investment company.

At September 30, 2021, A-Class, C-Class, Investor Class and H-Class shares have been issued by the Fund.

The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter(“OTC”) swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Futures Contracts

Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at September 30, 2021.

(j) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a monthly basis:

Average Notional Amount
Use	Long
Index exposure, Liquidity	$58,847,409

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

Average Notional Amount
Use	Long
Index exposure, Liquidity	$18,274,796

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2021:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	—	Variation margin on futures contracts
	—	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at September 30, 2021:

Liability Derivative Investments Value
Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2021
$2,498,977	$343,650	$2,842,627

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. For exchange-traded derivatives, variation margin is reported within the Statement of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended September 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2021:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Equity Risk	Total
$11,094,079	$4,013,801	$15,107,880

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Equity Risk	Total
$(3,268,254)	$(453,470)	$(3,721,724)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swap equity contracts	$343,650	$—	$343,650	$(126,555)	$(114,520)	$102,575

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2021.

Counterparty	Asset Type	Cash Pledged	Cash Received
Goldman Sachs International	Futures contracts	$114,520	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by the Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class and P-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2021, GFD retained sales charges of $72,187 relating to sales of A-Class shares of the Trust.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2021, the Fund waived $34,450 related to investments in affiliated funds.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Fund’s custodian. As custodian, U.S. Bank is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.50%
Due 10/01/21	$150,861,939	$150,862,148	Due 01/15/23	$150,772,500	$153,879,256

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.13%
Due 10/01/21	58,617,555	58,617,587	Due 12/31/22	59,788,400	59,789,984

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	58,617,555	58,617,604	Due 04/15/22	58,937,372	59,789,963

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Fund may lend its securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Fund receives cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Fund’s securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Fund bears the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates the risk, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the Fund participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Gross Amounts Not Offset in the Statement of Assets and Liabilities			Securities Lending Collateral
Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
$2,237,395	$(2,237,395)	$—	$2,292,413	$—	$2,292,413

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to over-collateralization.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$557,338,318	$1,223,588,940	$(7,133,474)	$1,216,455,466

Note 9 – Securities Transactions

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$380,537,740	$346,665,373

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2021, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$86,612,823	$99,022,502	$9,432,167

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June7, 2021, the line of credit agreement was renewed and expires on June 6, 2022. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2021. The Fund did not have any borrowings outstanding under this agreement at September 30, 2021.

The average daily balance borrowed for the period ended September 30, 2021 was $318.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 11 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. On March 12, 2021, the Solicitor General filed an amicus brief recommending that certiorari be denied. Plaintiffs filed a supplemental brief in response to the Solicitor General’s amicus brief on March 31, 2021, and Defendants filed a supplemental brief on April 1, 2021. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 13 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

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OTHER INFORMATION (Unaudited)(continued)

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”

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OTHER INFORMATION (Unaudited)(continued)

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”).1 (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.2 At meetings held by videoconference on April 20, 2021 (the “April Meeting”) and on May 26, 2021 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each, a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each, a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Independent Trustees and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

[2]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief, initially provided for a limited period of time, has been extended multiple times and was in effect as of May 26, 2021. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 26, 2021.

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OTHER INFORMATION (Unaudited)(continued)

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee met with a representative of FUSE at the April Meeting to discuss how FUSE determined the appropriate peer groups for the Funds. Thereafter, the Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Tradable Fund is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

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OTHER INFORMATION (Unaudited)(continued)

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal, regulatory and operational risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets

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during 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2020, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only

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OTHER INFORMATION (Unaudited)(continued)

investment returns for the five-year, three-year and one-year periods ended December 31, 2020, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2020, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2021.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2020, as applicable, noting the Adviser’s view that, in general, such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error in most cases. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as

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OTHER INFORMATION (Unaudited)(continued)

greater than 100 basis points), as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2020, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year, three-year and one-year periods ended December 31, 2020, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2020, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 73rd and 79th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily a result of the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value and short exposure to growth, as well as negative sector exposures to well-

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OTHER INFORMATION (Unaudited)(continued)

performing sectors, have detracted from investment performance. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 61st and 60th percentiles, respectively.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 79th and 50th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities, and to poor performance in 2018 as the Fund had exposure to equities which sold off heavily in the fourth quarter. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach (i.e., a combination of passively-managed and actively-managed allocations), resulting in more competitive performance over the three-year and one-year time periods. The Committee also noted that, since 2018, the Fund’s performance has improved. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings were in the 66th and 53rd percentiles, respectively.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite is directly comparable in this regard. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, although the Fund’s contractual advisory fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s net effective management fee is lower than that of the peer fund and the Fund’s total net expense ratio is close to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving, and intends to continue to waive, all or a portion of its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (43rd percentile) of its peer group. Although the net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group, the Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the first quartile (21st percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2020, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2019. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

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OTHER INFORMATION (Unaudited)(continued)

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, although Guggenheim’s overall expenses declined in 2020, generally, costs are anticipated to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

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OTHER INFORMATION (Unaudited)(concluded)

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	157	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	157	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	157	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				157	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018)

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2020, to March 31, 2021. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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9.30.2021

Rydex Funds Semi-Annual Report

Guggenheim Alternatives Funds
Guggenheim Long Short Equity Fund
Rydex International Equity Funds
Rydex Emerging Markets 2x Strategy Fund
Rydex Inverse Emerging Markets 2x Strategy Fund
Rydex Fixed Income Fund
Rydex Emerging Markets Bond Strategy Fund

GuggenheimInvestments.com	RSTF-SEMI-0921x0322

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
LONG SHORT EQUITY FUND	10
EMERGING MARKETS 2x STRATEGY FUND	30
INVERSE EMERGING MARKETS 2x STRATEGY FUND	39
EMERGING MARKETS BOND STRATEGY FUND	47
NOTES TO FINANCIAL STATEMENTS	55
OTHER INFORMATION	70
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	78
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	83
LIQUIDITY RISK MANAGEMENT PROGRAM	86

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2021

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our alternative strategy funds (the “Fund” or “Funds”) for the six-month period ended September 30, 2021.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2021

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2021

COVID-19. The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

The Long Short Equity Fund may not be suitable for all investors. ●The Fund is subject to the risk that the Advisor’s use of a momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when momentum investing is out of favor. ●It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks or indices being shorted increase in value, thereby increasing potential losses to the Fund. ●The Fund’s loss on a short sale is potentially unlimited because there is no upper limit on the price a borrowed security could attain. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ●The use of derivatives, such as futures, options and swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ●The Fund may invest in American Depositary Receipts (“ADRs”) therefore subjecting the value of the Fund’s portfolio to fluctuations in foreign exchange rates. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● It is important to note that the Fund is not guaranteed by the U.S. government. See the prospectus for more information on these and additional risks.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus. ● The leveraged and Inverse Emerging Markets Funds’ investments in developed and emerging foreign markets may increase the Funds’ volatility due to the impact of diplomatic, political or economic developments on the country in question. ● Additionally, the Funds’ direct and indirect exposure to foreign currencies subjects the Funds to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currencies. ● A Fund’s investment in the securities of non-U.S. companies in the form of American Depositary Receipts (ADRs) poses special risks associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility and performance of a fund. ● It is important to note that the Funds are not guaranteed by the U.S. government.

The Emerging Markets Bond Strategy Fund may not be suitable for all investors. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money. ● The Fund’s investments in bonds and financial instruments that in combination have economic characteristics similar to emerging markets bonds carries additional risks when compared to investing in U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question. ● The Fund’s investments in derivatives, including credit default swaps, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. ● The Funds use of leverage will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● See the prospectus for more information on these and other risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2021

In the six months ending September 30, 2021, the equity market experienced a relatively steady upward climb that reversed amid seasonal pressures, inflation worry, and market uncertainty about the economic damage brought about by the potential emergence of new COVID variants.

Treasury yields posted their biggest rise in months following the Federal Open Market Committee (“FOMC”) meeting in September, at which Chair Powell noted that inflation would be higher and last longer than previously expected. The 10-year U.S. Treasury was still down slightly for the period.

Reports circulating in September about the inability of Evergrande, China’s second largest real estate development company, to repay an installment on its approximately $300 billion in debt sparked panic in credit markets in Asia. There was chatter about an Evergrande bankruptcy, a la Lehman Brothers, that would ignite a conflagration that could ravage China’s debt-reliant economy and spread across the world, triggering another global financial crisis. Others saw echoes of the collapse of Long-Term Capital Management, the highly leveraged hedge fund that collapsed in 1998 and required a bailout and debt rewind managed by the Federal Reserve (the “Fed”) to quell fears of a global financial meltdown.

As the month of September progressed and the Chinese government stepped in with liquidity and behind-the-scenes pressure on state-owned and state-backed enterprises to purchase Evergrande assets, tensions eased, but the question remains as to what ultimately will become of Evergrande. The most likely outcome is a “controlled fire” approach in which the government attempts to limit the contagion of Evergrande’s woes by propping up the company until its debts are restructured and reshuffled, its projects completed by others, and its properties sold off.

As Evergrande troubles captured the world’s attention, the September FOMC meeting made it clear that the Fed was not overly worried, at least not enough to push back its forecasted rate hikes. In fact, the tone of the meeting was somewhat hawkish, with the month’s Summary of Economic Projections revealing that half the committee members penciled in a rate hike for 2022. That would give them a policy option should elevated inflation turn out to be less temporary than expected. It also implies that a tapering of asset purchases would be completed sooner rather than later—a timetable corroborated when Chair Powell gave the strongest indication yet that tapering may start in November and for the first time suggested that asset purchases could conclude by mid-2022.

Markets reacted favorably to the Fed’s relatively sanguine view of the Evergrande situation, perhaps breathing a sigh of relief that it considers the problem insufficiently dangerous either to warrant action or to delay the normalization of rates in the United States. Interestingly, in place of several instances of the word “transitory” in the four previous FOMC press conference transcripts, the September transcript included no mention of the word, which may help explain the hawkish tilt to the meeting. Regarding the path for rates, half of FOMC members now see at least one hike in 2022, up from 39 percent in June. The median FOMC participant now sees in excess of six cumulative hikes through 2024, signaling an acknowledgement of intensifying supply side pressures and a labor market that could be at full employment within the next year.

For the six-month period ended September 30, 2021, the S&P 500® Index* returned 9.18%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.70%. The return of the MSCI Emerging Markets Index* was -3.45%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 1.88% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned 3.65%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2021

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BNY Mellon Emerging Markets 50 ADR Index is capitalization-weighted and designed to track the performance of approximately 50 emerging market-based depositary receipts.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index tracks the performance of U.S. dollar-denominated emerging market and crossover sovereign debt publicly issued in the eurobond or U.S. domestic market. Qualifying countries must have a BBB1 or lower foreign currency long-term sovereign debt rating (based on an average of Moody’s, S&P and Fitch). Countries that are not rated, or that are rated “D” or “SD” by one or several rating agencies qualify for inclusion in the index but individual non-performing securities are removed. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to maturity at point of issuance, a fixed or floating coupon and a minimum amount outstanding of $250 million. Local currency debt is excluded from the Index. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Morningstar Long/Short Equity Category Average represents long-short portfolios which hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. Some funds may simply hedge long stock positions through exchange traded funds or derivatives. At least 75% of the assets are in equity securities or derivatives.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% - in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2021 and ending September 30, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund
A-Class	1.66%	(1.26%)	$ 1,000.00	$ 987.40	$ 8.27
C-Class	2.41%	(1.69%)	1,000.00	983.10	11.98
P-Class	1.66%	(1.31%)	1,000.00	986.90	8.27
Institutional Class	1.41%	(1.18%)	1,000.00	988.20	7.03
Emerging Markets 2x Strategy Fund
A-Class	1.75%	(28.28%)	1,000.00	717.20	7.53
C-Class	2.50%	(28.56%)	1,000.00	714.40	10.74
H-Class	1.75%	(28.29%)	1,000.00	717.10	7.53
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.96%	22.83%	1,000.00	1,228.30	10.95
C-Class	2.44%	23.47%	1,000.00	1,234.70	13.67
H-Class	1.75%	22.89%	1,000.00	1,228.90	9.78
Emerging Markets Bond Strategy Fund
A-Class	1.56%	1.17%	1,000.00	1,011.70	7.87
C-Class	2.31%	0.80%	1,000.00	1,008.00	11.63
H-Class	1.56%	1.18%	1,000.00	1,011.80	7.87

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund
A-Class	1.66%	5.00%	$ 1,000.00	$ 1,016.75	$ 8.39
C-Class	2.41%	5.00%	1,000.00	1,012.99	12.16
P-Class	1.66%	5.00%	1,000.00	1,016.75	8.39
Institutional Class	1.41%	5.00%	1,000.00	1,018.00	7.13
Emerging Markets 2x Strategy Fund
A-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.96%	5.00%	1,000.00	1,015.24	9.90
C-Class	2.44%	5.00%	1,000.00	1,012.84	12.31
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Emerging Markets Bond Strategy Fund
A-Class	1.56%	5.00%	1,000.00	1,017.25	7.89
C-Class	2.31%	5.00%	1,000.00	1,013.49	11.66
H-Class	1.56%	5.00%	1,000.00	1,017.25	7.89

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2021 to September 30, 2021.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Institutional Class	November 30, 2011
A-Class	March 31, 2004
C-Class	March 22, 2002
P-Class	March 22, 2002

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	1.0%
Microsoft Corp.	1.0%
Innoviva, Inc.	0.9%
Gentex Corp.	0.9%
Enstar Group Ltd.	0.9%
Synchrony Financial	0.9%
AutoZone, Inc.	0.9%
Cisco Systems, Inc.	0.9%
Gilead Sciences, Inc.	0.9%
National Fuel Gas Co.	0.9%
Top Ten Total	9.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(1.26%)	17.38%	4.41%	5.04%
A-Class Shares with sales charge‡	(5.97%)	11.80%	3.40%	4.53%
C-Class Shares	(1.69%)	16.39%	3.63%	4.26%
C-Class Shares with CDSC§	(2.67%)	15.39%	3.63%	4.26%
P-Class Shares	(1.31%)	17.26%	4.40%	5.04%
Morningstar Long/Short Equity Category Average**	2.58%	15.64%	5.21%	5.35%
S&P 500 Index**	9.18%	30.00%	16.90%	16.63%

	6 Month†	1 Year	5 Year	Since Inception (11/30/11)
Institutional Class Shares	(1.18%)	17.63%	4.67%	4.95%
Morningstar Long/Short Equity Category Average**	2.58%	15.64%	5.21%	4.97%
S&P 500 Index**	9.18%	30.00%	16.90%	15.73%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Morningstar Long/Short Equity Category Average and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The Morningstar Long/Short Equity Category Average is the equal-weighted, simple average daily return for all funds in the Morningstar Long/Short Equity Category.

**

Effective May 31, 2017, the Fund changed its principal investment strategy. As a result of the investment strategy change, the Fund’s new benchmarks are the Morningstar Long/Short Equity Category Average and S&P 500 Index. Prior to May 31, 2017, the Fund’s benchmark was the HFRX Equity Hedge Index and Russell 3000 Index.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Value
COMMON STOCKS† - 94.2%

Consumer, Non-cyclical - 20.1%
Innoviva, Inc.*	9,134	$152,629
Gilead Sciences, Inc.[1]	2,049	143,123
Bristol-Myers Squibb Co.[1]	2,312	136,801
H&R Block, Inc.[1]	5,447	136,175
John B Sanfilippo & Son, Inc.	1,655	135,246
Quest Diagnostics, Inc.	898	130,489
USANA Health Sciences, Inc.*	1,199	110,548
Eagle Pharmaceuticals, Inc.*	1,925	107,377
Amgen, Inc.[1]	500	106,325
EVERTEC, Inc.	2,325	106,299
Hologic, Inc.*	1,393	102,817
Philip Morris International, Inc.[1]	1,052	99,719
Perdoceo Education Corp.*	9,251	97,691
Merck & Company, Inc.[1]	1,297	97,418
Bio-Rad Laboratories, Inc. — Class A*,1	126	93,990
United Therapeutics Corp.*	416	76,785
Coherus Biosciences, Inc.*,1	4,690	75,368
Vanda Pharmaceuticals, Inc.*	4,280	73,359
Prestige Consumer Healthcare, Inc.*	1,258	70,586
PerkinElmer, Inc.	390	67,583
Corcept Therapeutics, Inc.*	3,220	63,370
Blueprint Medicines Corp.*,1	614	63,126
Incyte Corp.*,1	886	60,939
Pfizer, Inc.[1]	1,339	57,590
Herbalife Nutrition Ltd.*	1,305	55,306
Amphastar Pharmaceuticals, Inc.*	2,813	53,475
McKesson Corp.[1]	238	47,453
Molson Coors Beverage Co. — Class B1	1,018	47,215
Exelixis, Inc.*	2,171	45,895
Regeneron Pharmaceuticals, Inc.*,1	74	44,783
Laboratory Corporation of America Holdings*	157	44,186
Vector Group Ltd.[1]	3,424	43,656
Vertex Pharmaceuticals, Inc.*	234	42,445
Bruker Corp.[1]	470	36,707
Grand Canyon Education, Inc.*	399	35,096
Sage Therapeutics, Inc.*	774	34,296
Enanta Pharmaceuticals, Inc.*	596	33,859
Zoetis, Inc.	165	32,033
Johnson & Johnson	192	31,008
Hershey Co.	167	28,265
Thermo Fisher Scientific, Inc.[1]	49	27,995
AbbVie, Inc.	253	27,291
Procter & Gamble Co.[1]	195	27,261
PepsiCo, Inc.	179	26,923
UnitedHealth Group, Inc.	68	26,570
Coca-Cola Co.	498	26,130
Abbott Laboratories[1]	218	25,753
Danaher Corp.	84	25,573
PayPal Holdings, Inc.*	97	25,240
Eli Lilly & Co.	108	24,953
Total Consumer, Non-cyclical		3,284,720

Financial - 17.9%
Enstar Group Ltd.*	632	148,349
Synchrony Financial[1]	3,006	146,933
Safety Insurance Group, Inc.	1,748	138,529
Goldman Sachs Group, Inc.	366	138,359
Mercury General Corp.	2,413	134,332
Old Republic International Corp.[1]	5,560	128,603
Evercore, Inc. — Class A	933	124,714
Hanover Insurance Group, Inc.	919	119,121
Raymond James Financial, Inc.	1,290	119,041
Stewart Information Services Corp.	1,829	115,702
AMERISAFE, Inc.[1]	1,859	104,401
OneMain Holdings, Inc.	1,554	85,983
Piper Sandler Cos.	588	81,414
Discover Financial Services	658	80,835
Allstate Corp.[1]	633	80,587
BankUnited, Inc.	1,891	79,082
Houlihan Lokey, Inc.	796	73,312
Interactive Brokers Group, Inc. — Class A	1,157	72,127
Brandywine Realty Trust REIT[1]	5,136	68,925
Arch Capital Group Ltd.*	1,746	66,662
Essent Group Ltd.	1,473	64,827
Everest Re Group Ltd.	229	57,429
Federated Hermes, Inc. — Class B	1,739	56,517
Affiliated Managers Group, Inc.	370	55,903
Radian Group, Inc.	2,374	53,937
Janus Henderson Group plc	1,293	53,440
SEI Investments Co.	839	49,753
Markel Corp.*	37	44,220
Jefferies Financial Group, Inc.	1,184	43,962
First American Financial Corp.	582	39,023
Berkshire Hathaway, Inc. — Class B*,1	140	38,212
MGIC Investment Corp.	2,377	35,560
Capital One Financial Corp.	210	34,014
Artisan Partners Asset Management, Inc. — Class A	630	30,820
Mastercard, Inc. — Class A	82	28,510
Visa, Inc. — Class A	126	28,067
Marsh & McLennan Companies, Inc.	177	26,803
Progressive Corp.	296	26,755
Travelers Companies, Inc.[1]	176	26,754
Industrial Logistics Properties Trust REIT	1,021	25,944
Total Financial		2,927,461

Consumer, Cyclical - 13.7%
Gentex Corp.[1]	4,516	148,938
AutoZone, Inc.*,1	86	146,027
Yum! Brands, Inc.	1,046	127,936
Cummins, Inc.[1]	528	118,568
Allison Transmission Holdings, Inc.[1]	2,986	105,465
AutoNation, Inc.*,1	797	97,043
Brunswick Corp.[1]	991	94,413
Buckle, Inc.	2,171	85,950
Whirlpool Corp.	412	83,990
Polaris, Inc.	678	81,129
Dolby Laboratories, Inc. — Class A	906	79,728
Autoliv, Inc.	867	74,319

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Value
Acushnet Holdings Corp.	1,571	$73,366
MSC Industrial Direct Company, Inc. — Class A1	850	68,161
Dick’s Sporting Goods, Inc.	557	66,712
Carter’s, Inc.	681	66,221
Gentherm, Inc.*,1	761	61,588
Foot Locker, Inc.	1,265	57,760
Sleep Number Corp.*	579	54,125
Big Lots, Inc.	1,110	48,130
Zumiez, Inc.*	1,184	47,076
Tesla, Inc.*	57	44,202
NVR, Inc.*	9	43,147
WW Grainger, Inc.[1]	101	39,699
Hibbett, Inc.	509	36,007
Jack in the Box, Inc.	358	34,844
O’Reilly Automotive, Inc.*,1	53	32,386
MarineMax, Inc.*	648	31,441
Tri Pointe Homes, Inc.*	1,453	30,542
Williams-Sonoma, Inc.	170	30,146
Home Depot, Inc.[1]	85	27,902
Costco Wholesale Corp.	60	26,961
Walmart, Inc.	188	26,203
PulteGroup, Inc.	541	24,843
NIKE, Inc. — Class B	171	24,834
Total Consumer, Cyclical		2,239,802

Industrial - 12.6%
Snap-on, Inc.[1]	624	130,385
Toro Co.	1,279	124,587
MDU Resources Group, Inc.[1]	4,073	120,846
Sturm Ruger & Company, Inc.	1,541	113,695
Donaldson Company, Inc.[1]	1,839	105,577
Worthington Industries, Inc.	1,986	104,662
Watts Water Technologies, Inc. — Class A	622	104,552
Huntington Ingalls Industries, Inc.	499	96,337
Eagle Materials, Inc.	617	80,926
OSI Systems, Inc.*	807	76,504
Keysight Technologies, Inc.*	459	75,409
Vishay Intertechnology, Inc.[1]	3,651	73,348
3M Co.[1]	345	60,520
Owens Corning	674	57,627
Boise Cascade Co.[1]	931	50,255
A O Smith Corp.	818	49,955
Louisiana-Pacific Corp.	758	46,518
Mueller Industries, Inc.	1,107	45,498
Lincoln Electric Holdings, Inc.[1]	343	44,175
Timken Co.	624	40,822
Waters Corp.*	109	38,946
Oshkosh Corp.[1]	370	37,877
Albany International Corp. — Class A	469	36,052
Acuity Brands, Inc.[1]	206	35,714
Pentair plc	479	34,790
Hillenbrand, Inc.	810	34,547
Sanmina Corp.*	873	33,645
Lockheed Martin Corp.[1]	96	33,129
AGCO Corp.[1]	263	32,226
Northrop Grumman Corp.[1]	86	30,973
Fortive Corp.	400	28,228
Sealed Air Corp.	511	27,998
Garmin Ltd.	170	26,428
Masco Corp.[1]	453	25,164
Total Industrial		2,057,915

Technology - 11.7%
Apple, Inc.[1]	1,120	158,480
Microsoft Corp.[1]	552	155,620
CSG Systems International, Inc.	2,897	139,635
Progress Software Corp.	2,762	135,863
Cirrus Logic, Inc.*	1,517	124,925
Rambus, Inc.*,1	5,556	123,343
NetApp, Inc.	1,326	119,022
Oracle Corp.[1]	1,154	100,548
Intel Corp.[1]	1,398	74,485
HP, Inc.[1]	2,610	71,410
Qorvo, Inc.*	399	66,709
Lumentum Holdings, Inc.*	746	62,321
Texas Instruments, Inc.[1]	285	54,780
Seagate Technology Holdings plc[1]	649	53,555
Xperi Holding Corp.	2,517	47,420
Dropbox, Inc. — Class A*	1,502	43,888
NVIDIA Corp.	179	37,082
Applied Materials, Inc.	271	34,886
Kulicke & Soffa Industries, Inc.	593	34,560
ExlService Holdings, Inc.*	277	34,104
salesforce.com, Inc.*	106	28,749
Broadcom, Inc.[1]	56	27,156
Intuit, Inc.	49	26,436
Cerner Corp.[1]	372	26,234
Accenture plc — Class A	82	26,233
CommVault Systems, Inc.*	344	25,907
Cadence Design Systems, Inc.*	168	25,442
QUALCOMM, Inc.	193	24,893
Adobe, Inc.*	41	23,605
Total Technology		1,907,291

Communications - 9.3%
Cisco Systems, Inc.[1]	2,675	145,600
TEGNA, Inc.[1]	7,170	141,392
Omnicom Group, Inc.[1]	1,935	140,210
Viavi Solutions, Inc.*,1	8,118	127,777
Alphabet, Inc. — Class C*,1	44	117,274
Amazon.com, Inc.*,1	31	101,836
Juniper Networks, Inc.[1]	2,250	61,920
Yelp, Inc. — Class A*	1,646	61,297
Facebook, Inc. — Class A*,1	178	60,411
Cogent Communications Holdings, Inc.	791	56,034
InterDigital, Inc.	817	55,409
VeriSign, Inc.*,1	245	50,228
Nexstar Media Group, Inc. — Class A	309	46,956
F5 Networks, Inc.*	234	46,515
World Wrestling Entertainment, Inc. — Class A	799	44,952
Arista Networks, Inc.*	119	40,893
Verizon Communications, Inc.[1]	674	36,403

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Value
Fox Corp. — Class A	878	$35,216
Telephone & Data Systems, Inc.[1]	1,716	33,462
Ciena Corp.*	600	30,810
Netflix, Inc.*	47	28,686
Walt Disney Co.*	158	26,729
Comcast Corp. — Class A	456	25,504
Total Communications		1,515,514

Utilities - 6.8%
National Fuel Gas Co.	2,696	141,594
IDACORP, Inc.[1]	1,225	126,641
Chesapeake Utilities Corp.	998	119,810
MGE Energy, Inc.[1]	1,627	119,585
UGI Corp.[1]	2,802	119,421
American States Water Co.[1]	1,298	111,005
CMS Energy Corp.[1]	1,767	105,543
DTE Energy Co.	785	87,692
Southern Co.[1]	1,073	66,494
Public Service Enterprise Group, Inc.[1]	1,038	63,214
Sempra Energy[1]	339	42,883
Total Utilities		1,103,882

Basic Materials - 1.5%
Nucor Corp.	658	64,806
NewMarket Corp.	171	57,929
Reliance Steel & Aluminum Co.	299	42,584
Ingevity Corp.*	448	31,974
Linde plc	89	26,111
Royal Gold, Inc.	249	23,777
Total Basic Materials		247,181

Energy - 0.6%
Equitrans Midstream Corp.	3,858	39,120
Antero Midstream Corp.[1]	3,350	34,907
Exxon Mobil Corp.	514	30,233
Total Energy		104,260

Total Common Stocks
(Cost $14,330,738)		15,388,026

MONEY MARKET FUND† - 4.0%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio Institutional Class, 0.01%[2]	650,874	650,874
Total Money Market Fund
(Cost $650,874)		650,874

Total Investments - 98.2%
(Cost $14,981,612)		$16,038,900
Other Assets & Liabilities, net - 1.8%		299,474
Total Net Assets - 100.0%		$16,338,374

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$6,681,263	$223,073
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	6,794,836	220,951
						$13,476,099	$444,024
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	Pay	(0.12%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$6,658,301	$(7,014)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	(0.22%) (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	6,658,338	(12,644)
						$13,316,639	$(19,658)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Innoviva, Inc.	4,050	1.02%	$8,829
McKesson Corp.	105	0.32%	8,785
Eagle Pharmaceuticals, Inc.	853	0.70%	8,757
Bio-Rad Laboratories, Inc. — Class A	56	0.61%	7,788
Pfizer, Inc.	593	0.38%	5,149
United Therapeutics Corp.	184	0.50%	4,962
Prestige Consumer Healthcare, Inc.	558	0.46%	4,694
H&R Block, Inc.	2,415	0.89%	4,407
Thermo Fisher Scientific, Inc.	22	0.18%	4,022
Molson Coors Beverage Co. — Class B	451	0.31%	3,988
Enanta Pharmaceuticals, Inc.	264	0.22%	3,941
Regeneron Pharmaceuticals, Inc.	32	0.29%	3,887
Blueprint Medicines Corp.	272	0.41%	3,882
Procter & Gamble Co.	86	0.18%	2,991
Coherus Biosciences, Inc.	2,079	0.49%	2,661
Johnson & Johnson	85	0.20%	2,603
UnitedHealth Group, Inc.	30	0.17%	2,552
Abbott Laboratories	96	0.17%	2,165
PerkinElmer, Inc.	173	0.44%	2,044
Quest Diagnostics, Inc.	398	0.85%	1,618
Hershey Co.	74	0.18%	1,080
Vector Group Ltd.	878	0.16%	911
Zoetis, Inc.	73	0.21%	686
Gilead Sciences, Inc.	908	0.93%	567
Hologic, Inc.	617	0.67%	558
Bruker Corp.	208	0.24%	484
Merck & Company, Inc.	575	0.64%	(140)
AbbVie, Inc.	112	0.18%	(392)
Exelixis, Inc.	962	0.30%	(478)
Vanda Pharmaceuticals, Inc.	1,897	0.48%	(519)
PepsiCo, Inc.	79	0.17%	(521)
EVERTEC, Inc.	1,030	0.69%	(616)
Amgen, Inc.	221	0.69%	(622)
Sage Therapeutics, Inc.	343	0.22%	(731)
Grand Canyon Education, Inc.	177	0.23%	(848)
Coca-Cola Co.	220	0.17%	(1,028)
Danaher Corp.	37	0.17%	(1,042)
Perdoceo Education Corp.	4,101	0.64%	(1,083)
PayPal Holdings, Inc.	43	0.16%	(1,257)
Eli Lilly & Co.	48	0.16%	(1,398)
Amphastar Pharmaceuticals, Inc.	1,247	0.35%	(1,473)
Vertex Pharmaceuticals, Inc.	103	0.27%	(1,542)
Philip Morris International, Inc.	466	0.65%	(1,674)
Laboratory Corporation of America Holdings	69	0.29%	(1,682)
Corcept Therapeutics, Inc.	1,428	0.41%	(2,813)
USANA Health Sciences, Inc.	532	0.72%	(3,415)
John B Sanfilippo & Son, Inc.	734	0.88%	(3,999)
Bristol-Myers Squibb Co.	1,025	0.89%	(4,597)
Incyte Corp.	393	0.40%	(5,172)
Herbalife Nutrition Ltd.	579	0.36%	(5,659)
Total Consumer, Non-cyclical			51,310

Financial
Synchrony Financial	1,332	0.96%	7,220
Allstate Corp.	281	0.53%	6,711
Berkshire Hathaway, Inc. — Class B	62	0.25%	4,871
Houlihan Lokey, Inc.	353	0.48%	3,588
Travelers Companies, Inc.	78	0.17%	3,214
Jefferies Financial Group, Inc.	525	0.29%	2,679
Raymond James Financial, Inc.	572	0.78%	2,248
Stewart Information Services Corp.	811	0.76%	1,528
Visa, Inc. — Class A	56	0.18%	1,424
Marsh & McLennan Companies, Inc.	78	0.17%	1,018
Janus Henderson Group plc	573	0.35%	978
MGIC Investment Corp.	1,054	0.23%	420
Mastercard, Inc. — Class A	36	0.18%	400
First American Financial Corp.	258	0.25%	258
Capital One Financial Corp.	93	0.22%	245
Enstar Group Ltd.	242	0.84%	77
Federated Hermes, Inc. — Class B	771	0.37%	28
Markel Corp.	16	0.28%	(153)
Discover Financial Services	292	0.53%	(172)
Radian Group, Inc.	1,053	0.35%	(247)
Everest Re Group Ltd.	101	0.37%	(336)
Progressive Corp.	131	0.17%	(393)
Safety Insurance Group, Inc.	775	0.90%	(497)
Industrial Logistics Properties Trust	453	0.17%	(689)
Arch Capital Group Ltd.	774	0.43%	(704)
Brandywine Realty Trust	2,277	0.45%	(886)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
SEI Investments Co.	372	0.32%	$(998)
Artisan Partners Asset Management, Inc. — Class A	279	0.20%	(1,087)
Interactive Brokers Group, Inc. — Class A	513	0.47%	(1,282)
BankUnited, Inc.	838	0.52%	(1,400)
Piper Sandler Cos.	261	0.53%	(1,420)
OneMain Holdings, Inc.	689	0.56%	(1,688)
AMERISAFE, Inc.	824	0.68%	(1,744)
Essent Group Ltd.	653	0.42%	(1,950)
Affiliated Managers Group, Inc.	164	0.36%	(1,964)
Evercore, Inc. — Class A	413	0.81%	(2,538)
Hanover Insurance Group, Inc.	407	0.78%	(3,402)
Mercury General Corp.	1,070	0.88%	(4,313)
Old Republic International Corp.	2,465	0.84%	(6,478)
Goldman Sachs Group, Inc.	324	1.80%	(8,505)
Total Financial			(5,939)

Communications
Alphabet, Inc. — Class C	19	0.75%	23,541
Amazon.com, Inc.	14	0.68%	12,524
Facebook, Inc. — Class A	79	0.39%	10,761
Cisco Systems, Inc.	1,186	0.95%	5,849
Viavi Solutions, Inc.	3,599	0.83%	4,250
Juniper Networks, Inc.	997	0.40%	3,816
Ciena Corp.	266	0.20%	1,647
VeriSign, Inc.	109	0.33%	1,277
Fox Corp. — Class A	389	0.23%	935
Walt Disney Co.	67	0.17%	921
F5 Networks, Inc.	104	0.30%	709
Netflix, Inc.	21	0.19%	410
Nexstar Media Group, Inc. — Class A	137	0.31%	230
Verizon Communications, Inc.	299	0.24%	(536)
World Wrestling Entertainment, Inc. — Class A	354	0.29%	(596)
InterDigital, Inc.	362	0.36%	(669)
Arista Networks, Inc.	53	0.27%	(1,067)
Yelp, Inc. — Class A	730	0.40%	(1,126)
Comcast Corp. — Class A	202	0.17%	(1,144)
Cogent Communications Holdings, Inc.	351	0.37%	(1,987)
Omnicom Group, Inc.	858	0.91%	(2,702)
Telephone & Data Systems, Inc.	760	0.22%	(2,865)
Total Communications			54,178

Energy
Equitrans Midstream Corp.	1,710	0.26%	2,000
Exxon Mobil Corp.	228	0.20%	917
Antero Midstream Corp.	1,485	0.23%	(39)
Total Energy			2,878

Technology
Apple, Inc.	496	1.03%	32,889
Microsoft Corp.	244	1.01%	28,461
NetApp, Inc.	588	0.78%	9,195
Seagate Technology Holdings plc	287	0.35%	8,397
Texas Instruments, Inc.	126	0.36%	6,593
NVIDIA Corp.	79	0.24%	4,797
HP, Inc.	1,157	0.47%	4,583
Oracle Corp.	512	0.66%	3,439
CSG Systems International, Inc.	1,284	0.91%	3,383
Progress Software Corp.	1,224	0.89%	2,575
Accenture plc — Class A	36	0.17%	2,341
ExlService Holdings, Inc.	123	0.22%	2,033
Broadcom, Inc.	24	0.17%	1,773
Cadence Design Systems, Inc.	74	0.16%	1,662
Cirrus Logic, Inc.	672	0.81%	1,315
QUALCOMM, Inc.	85	0.16%	1,131
Intel Corp.	620	0.49%	444
Intuit, Inc.	22	0.17%	235
salesforce.com, Inc.	47	0.19%	207
Cerner Corp.	165	0.17%	130
Rambus, Inc.	2,463	0.80%	(66)
Lumentum Holdings, Inc.	331	0.41%	(219)
Applied Materials, Inc.	120	0.23%	(823)
CommVault Systems, Inc.	152	0.17%	(1,312)
Adobe, Inc.	18	0.15%	(1,715)
Dropbox, Inc. — Class A	666	0.29%	(2,117)
Xperi Holding Corp.	1,116	0.31%	(2,253)
Qorvo, Inc.	177	0.44%	(3,442)
Kulicke & Soffa Industries, Inc.	263	0.23%	(4,008)
Total Technology			99,628

Consumer, Cyclical
AutoZone, Inc.	38	0.95%	15,741
AutoNation, Inc.	353	0.63%	12,881
Gentherm, Inc.	337	0.40%	11,891
Home Depot, Inc.	37	0.18%	3,511
Brunswick Corp.	439	0.62%	3,344
O’Reilly Automotive, Inc.	23	0.21%	3,314
Gentex Corp.	2,002	0.97%	2,496
Dick’s Sporting Goods, Inc.	247	0.44%	2,029
Cummins, Inc.	234	0.77%	1,210
Yum! Brands, Inc.	463	0.83%	1,031
Tesla, Inc.	25	0.29%	441
PulteGroup, Inc.	239	0.16%	389

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Sleep Number Corp.	256	0.35%	$329
NVR, Inc.	4	0.28%	1
MarineMax, Inc.	287	0.20%	(100)
Buckle, Inc.	962	0.56%	(228)
Williams-Sonoma, Inc.	75	0.20%	(301)
Costco Wholesale Corp.	27	0.18%	(355)
MSC Industrial Direct Company, Inc. — Class A	377	0.44%	(376)
Zumiez, Inc.	525	0.31%	(428)
Walmart, Inc.	83	0.17%	(813)
Tri Pointe Homes, Inc.	644	0.20%	(879)
Polaris, Inc.	300	0.53%	(1,296)
NIKE, Inc. — Class B	76	0.16%	(1,403)
WW Grainger, Inc.	45	0.26%	(1,493)
Carter’s, Inc.	302	0.43%	(1,763)
Jack in the Box, Inc.	158	0.23%	(1,804)
Dolby Laboratories, Inc. — Class A	402	0.52%	(1,988)
Autoliv, Inc.	384	0.48%	(2,064)
Big Lots, Inc.	492	0.31%	(2,146)
Acushnet Holdings Corp.	696	0.48%	(2,405)
Whirlpool Corp.	182	0.55%	(4,081)
Allison Transmission Holdings, Inc.	1,324	0.69%	(5,836)
Hibbett, Inc.	225	0.23%	(6,131)
Foot Locker, Inc.	561	0.38%	(6,623)
Total Consumer, Cyclical			16,095

Industrial
Watts Water Technologies, Inc. — Class A	276	0.68%	6,921
Waters Corp.	48	0.25%	6,386
AGCO Corp.	116	0.21%	6,047
Acuity Brands, Inc.	91	0.23%	5,810
Oshkosh Corp.	164	0.25%	4,432
Owens Corning	298	0.37%	4,387
Lincoln Electric Holdings, Inc.	152	0.29%	3,093
Northrop Grumman Corp.	38	0.20%	2,310
Snap-on, Inc.	277	0.85%	2,148
Vishay Intertechnology, Inc.	1,618	0.48%	1,336
Pentair plc	212	0.23%	1,143
Sealed Air Corp.	226	0.18%	942
3M Co.	153	0.39%	873
Garmin Ltd.	75	0.17%	835
Timken Co.	277	0.27%	474
Keysight Technologies, Inc.	203	0.49%	429
Fortive Corp.	177	0.18%	51
Louisiana-Pacific Corp.	336	0.30%	24
Masco Corp.	201	0.16%	(41)
Lockheed Martin Corp.	42	0.21%	(79)
Albany International Corp. — Class A	208	0.24%	(105)
Sanmina Corp.	387	0.22%	(536)
OSI Systems, Inc.	357	0.50%	(1,040)
Mueller Industries, Inc.	491	0.30%	(1,106)
Sturm Ruger & Company, Inc.	683	0.74%	(1,857)
Hillenbrand, Inc.	359	0.23%	(2,177)
Boise Cascade Co.	412	0.33%	(2,583)
Huntington Ingalls Industries, Inc.	221	0.63%	(2,686)
A O Smith Corp.	362	0.33%	(2,945)
Donaldson Company, Inc.	815	0.69%	(3,400)
Toro Co.	567	0.81%	(5,029)
Worthington Industries, Inc.	880	0.68%	(5,195)
Eagle Materials, Inc.	273	0.53%	(5,244)
MDU Resources Group, Inc.	1,806	0.79%	(6,121)
Total Industrial			7,497

Basic Materials
NewMarket Corp.	76	0.38%	403
Linde plc	39	0.17%	(859)
Royal Gold, Inc.	110	0.15%	(1,975)
Ingevity Corp.	198	0.21%	(2,342)
Reliance Steel & Aluminum Co.	132	0.28%	(4,024)
Nucor Corp.	291	0.42%	(4,762)
Total Basic Materials			(13,559)

Utilities
UGI Corp.	1,242	0.78%	3,707
IDACORP, Inc.	543	0.83%	3,104
Public Service Enterprise Group, Inc.	460	0.41%	2,800
Southern Co.	475	0.43%	2,678
American States Water Co.	575	0.72%	1,558
Sempra Energy	150	0.28%	(10)
DTE Energy Co.	334	0.55%	(483)
CMS Energy Corp.	783	0.69%	(730)
Chesapeake Utilities Corp.	442	0.78%	(760)
National Fuel Gas Co.	1,195	0.92%	(769)
MGE Energy, Inc.	721	0.78%	(2,232)
Total Utilities			8,863
Total MS Equity Long Custom Basket			220,951

MS EQUITY SHORT CUSTOM BASKET
Utilities
ONE Gas, Inc.	1,483	(1.38)%	20,228
Atmos Energy Corp.	1,351	(1.76)%	16,670
Edison International	2,232	(1.86)%	5,577

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CenterPoint Energy, Inc.	1,369	(0.51)%	$1,744
Total Utilities			44,219

Industrial
Stericycle, Inc.	1,663	(1.70)%	9,908
Jacobs Engineering Group, Inc.	965	(1.92)%	6,848
US Ecology, Inc.	1,112	(0.54)%	5,725
Harsco Corp.	3,172	(0.81)%	3,956
Boeing Co.	472	(1.56)%	2,932
TransDigm Group, Inc.	70	(0.66)%	422
General Electric Co.	255	(0.39)%	(287)
Waste Management, Inc.	826	(1.85)%	(10,424)
Republic Services, Inc. — Class A	1,041	(1.88)%	(11,163)
Tetra Tech, Inc.	332	(0.74)%	(16,175)
Casella Waste Systems, Inc. — Class A	1,522	(1.74)%	(29,637)
Total Industrial			(37,895)

Financial
Americold Realty Trust	3,029	(1.32)%	27,408
JBG SMITH Properties	2,650	(1.18)%	8,903
Digital Realty Trust, Inc.	689	(1.49)%	8,804
Safehold, Inc.	577	(0.62)%	7,738
Crown Castle International Corp.	171	(0.45)%	3,571
Equitable Holdings, Inc.	2,003	(0.89)%	2,684
CyrusOne, Inc.	790	(0.92)%	2,617
State Street Corp.	1,409	(1.79)%	2,585
Ventas, Inc.	568	(0.47)%	2,133
Welltower, Inc.	1,517	(1.88)%	2,031
Apartment Income REIT Corp.	513	(0.38)%	1,603
Alexandria Real Estate Equities, Inc.	424	(1.22)%	1,366
Healthpeak Properties, Inc.	2,229	(1.12)%	1,366
Host Hotels & Resorts, Inc.	7,861	(1.93)%	211
Wells Fargo & Co.	685	(0.48)%	(728)
Lincoln National Corp.	912	(0.94)%	(1,045)
Bank of America Corp.	2,069	(1.32)%	(1,459)
Sunstone Hotel Investors, Inc.	7,770	(1.39)%	(1,773)
JPMorgan Chase & Co.	456	(1.12)%	(1,807)
Outfront Media, Inc.	2,371	(0.90)%	(1,900)
Pebblebrook Hotel Trust	2,881	(0.97)%	(2,165)
Apple Hospitality REIT, Inc.	2,489	(0.59)%	(2,392)
Howard Hughes Corp.	724	(0.95)%	(3,856)
Comerica, Inc.	616	(0.74)%	(4,232)
Western Alliance Bancorporation	646	(1.06)%	(7,163)
UDR, Inc.	2,146	(1.71)%	(7,175)
Rayonier, Inc.	1,624	(0.87)%	(9,701)
Equinix, Inc.	145	(1.72)%	(10,368)
First Republic Bank	364	(1.05)%	(10,604)
Rexford Industrial Realty, Inc.	1,285	(1.10)%	(25,637)
Sun Communities, Inc.	585	(1.63)%	(29,883)
Total Financial			(48,868)

Energy
Schlumberger N.V.	2,424	(1.08)%	12,881
Sunrun, Inc.	767	(0.51)%	1,282
Helmerich & Payne, Inc.	1,003	(0.41)%	(621)
Phillips 66	1,793	(1.89)%	(1,072)
NOV, Inc.	2,015	(0.40)%	(2,436)
Hess Corp.	405	(0.48)%	(3,308)
Patterson-UTI Energy, Inc.	5,632	(0.76)%	(7,037)
Pioneer Natural Resources Co.	810	(2.03)%	(7,807)
Valero Energy Corp.	1,939	(2.06)%	(11,738)
Devon Energy Corp.	1,274	(0.68)%	(13,000)
Range Resources Corp.	2,611	(0.89)%	(14,020)
Diamondback Energy, Inc.	742	(1.05)%	(14,378)
Halliburton Co.	5,996	(1.95)%	(14,740)
Total Energy			(75,994)

Technology
Clarivate plc	2,930	(0.96)%	13,719
Coupa Software, Inc.	222	(0.73)%	10,503
DocuSign, Inc.	107	(0.41)%	5,626
Splunk, Inc.	294	(0.64)%	4,027
Twilio, Inc. — Class A	83	(0.40)%	4,001
Everbridge, Inc.	226	(0.51)%	3,493
KBR, Inc.	3,306	(1.96)%	2,161
Zscaler, Inc.	136	(0.54)%	(140)
Smartsheet, Inc. — Class A	377	(0.39)%	(2,463)
Ceridian HCM Holding, Inc.	385	(0.65)%	(7,431)
Total Technology			33,496

Consumer, Non-cyclical
Teladoc Health, Inc.	562	(1.07)%	9,962
ManpowerGroup, Inc.	797	(1.30)%	9,131
Brink’s Co.	475	(0.45)%	6,166
Guardant Health, Inc.	564	(1.06)%	952
CoStar Group, Inc.	1,530	(1.98)%	849
Sysco Corp.	461	(0.54)%	(487)
Total Consumer, Non-cyclical			26,573

Consumer, Cyclical
United Airlines Holdings, Inc.	2,850	(2.04)%	12,466
JetBlue Airways Corp.	6,825	(1.57)%	11,708
Freshpet, Inc.	407	(0.87)%	7,025
DraftKings, Inc. — Class A	529	(0.38)%	6,574
Spirit Airlines, Inc.	1,740	(0.68)%	2,372
Alaska Air Group, Inc.	1,579	(1.39)%	1,599
Delta Air Lines, Inc.	3,243	(2.08)%	1,210

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	2,132	(1.65)%	$(2,290)
American Airlines Group, Inc.	6,463	(1.99)%	(7,127)
Royal Caribbean Cruises Ltd.	802	(1.07)%	(7,920)
Total Consumer, Cyclical			25,617

Basic Materials
International Flavors & Fragrances, Inc.	761	(1.53)%	12,086
Total Basic Materials			12,086

Communications
Okta, Inc.	240	(0.86)%	5,445
Uber Technologies, Inc.	1,472	(0.99)%	3,472
Chewy, Inc. — Class A	360	(0.37)%	3,170
Anaplan, Inc.	596	(0.55)%	964
Lyft, Inc. — Class A	869	(0.70)%	(4,929)
Total Communications			8,122
Total MS Equity Short Custom Basket			(12,644)

GS EQUITY LONG CUSTOM BASKET
Industrial
Watts Water Technologies, Inc. — Class A	276	0.71%	6,947
Waters Corp.	48	0.26%	6,378
AGCO Corp.	116	0.21%	6,036
Acuity Brands, Inc.	91	0.24%	5,831
Owens Corning	298	0.38%	4,405
Oshkosh Corp.	164	0.25%	3,969
Lincoln Electric Holdings, Inc.	152	0.29%	3,065
Northrop Grumman Corp.	38	0.20%	2,311
Snap-on, Inc.	277	0.87%	2,011
Vishay Intertechnology, Inc.	1,618	0.49%	1,311
Pentair plc	212	0.23%	1,131
Sealed Air Corp.	226	0.19%	950
3M Co.	153	0.40%	881
Garmin Ltd.	75	0.17%	856
Timken Co.	277	0.27%	503
Keysight Technologies, Inc.	203	0.50%	433
Fortive Corp.	177	0.19%	49
Louisiana-Pacific Corp.	336	0.31%	17
Masco Corp.	201	0.17%	(46)
Lockheed Martin Corp.	42	0.22%	(62)
Albany International Corp. — Class A	208	0.24%	(109)
Sanmina Corp.	387	0.22%	(537)
OSI Systems, Inc.	357	0.51%	(1,037)
Mueller Industries, Inc.	491	0.30%	(1,138)
Sturm Ruger & Company, Inc.	683	0.75%	(1,870)
Hillenbrand, Inc.	359	0.23%	(2,177)
Boise Cascade Co.	412	0.33%	(2,630)
Huntington Ingalls Industries, Inc.	221	0.64%	(2,715)
A O Smith Corp.	362	0.33%	(2,959)
Donaldson Company, Inc.	815	0.70%	(3,432)
Toro Co.	567	0.83%	(5,094)
Worthington Industries, Inc.	880	0.69%	(5,296)
Eagle Materials, Inc.	273	0.54%	(5,311)
MDU Resources Group, Inc.	1,806	0.80%	(6,134)
Total Industrial			6,537

Consumer, Cyclical
AutoZone, Inc.	38	0.97%	15,773
AutoNation, Inc.	353	0.64%	12,875
Gentherm, Inc.	337	0.41%	11,901
O’Reilly Automotive, Inc.	23	0.21%	3,345
Brunswick Corp.	439	0.63%	3,319
Home Depot, Inc.	37	0.18%	3,314
Gentex Corp.	2,002	0.99%	2,505
Dick’s Sporting Goods, Inc.	247	0.44%	2,016
Cummins, Inc.	234	0.79%	1,229
Yum! Brands, Inc.	463	0.85%	1,059
Tesla, Inc.	25	0.29%	646
PulteGroup, Inc.	239	0.16%	400
Sleep Number Corp.	256	0.36%	345
NVR, Inc.	4	0.29%	(1)
MarineMax, Inc.	287	0.21%	(112)
Buckle, Inc.	962	0.57%	(297)
Williams-Sonoma, Inc.	75	0.20%	(313)
Costco Wholesale Corp.	27	0.18%	(350)
MSC Industrial Direct Company, Inc. — Class A	377	0.45%	(394)
Zumiez, Inc.	525	0.31%	(693)
Walmart, Inc.	83	0.17%	(816)
Tri Pointe Homes, Inc.	644	0.20%	(899)
Polaris, Inc.	300	0.54%	(1,282)
NIKE, Inc. — Class B	76	0.17%	(1,407)
WW Grainger, Inc.	45	0.26%	(1,464)
Jack in the Box, Inc.	158	0.23%	(1,721)
Carter’s, Inc.	302	0.44%	(1,752)
Dolby Laboratories, Inc. — Class A	402	0.53%	(1,966)
Autoliv, Inc.	384	0.49%	(2,094)
Big Lots, Inc.	492	0.32%	(2,236)
Acushnet Holdings Corp.	696	0.49%	(2,390)
Whirlpool Corp.	182	0.56%	(4,071)
Allison Transmission Holdings, Inc.	1,324	0.70%	(5,811)
Hibbett, Inc.	225	0.24%	(6,156)
Foot Locker, Inc.	561	0.38%	(6,632)
Total Consumer, Cyclical			15,870

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Synchrony Financial	1,332	0.97%	$7,193
Allstate Corp.	281	0.54%	6,742
Berkshire Hathaway, Inc. — Class B	62	0.25%	4,843
Houlihan Lokey, Inc.	353	0.49%	3,649
Travelers Companies, Inc.	78	0.18%	3,199
Jefferies Financial Group, Inc.	525	0.29%	2,628
Raymond James Financial, Inc.	572	0.79%	2,198
Stewart Information Services Corp.	811	0.77%	1,536
Visa, Inc. — Class A	56	0.19%	1,457
Marsh & McLennan Companies, Inc.	78	0.18%	1,024
Janus Henderson Group plc	573	0.35%	983
Enstar Group Ltd.	280	0.98%	449
Mastercard, Inc. — Class A	36	0.19%	410
MGIC Investment Corp.	1,054	0.24%	375
First American Financial Corp.	258	0.26%	262
Capital One Financial Corp.	93	0.23%	234
Federated Hermes, Inc. — Class B	771	0.38%	72
Markel Corp.	16	0.29%	(174)
Discover Financial Services	292	0.54%	(211)
Radian Group, Inc.	1,053	0.36%	(289)
Everest Re Group Ltd.	101	0.38%	(343)
Progressive Corp.	131	0.18%	(387)
Safety Insurance Group, Inc.	775	0.92%	(489)
Industrial Logistics Properties Trust	453	0.17%	(684)
Arch Capital Group Ltd.	774	0.44%	(722)
Brandywine Realty Trust	2,277	0.46%	(887)
SEI Investments Co.	372	0.33%	(997)
Artisan Partners Asset Management, Inc. — Class A	279	0.20%	(1,085)
Interactive Brokers Group, Inc. — Class A	513	0.48%	(1,309)
Piper Sandler Cos.	261	0.54%	(1,403)
BankUnited, Inc.	838	0.52%	(1,476)
OneMain Holdings, Inc.	689	0.57%	(1,708)
AMERISAFE, Inc.	824	0.69%	(1,746)
Affiliated Managers Group, Inc.	164	0.37%	(1,988)
Essent Group Ltd.	653	0.43%	(2,017)
Evercore, Inc. — Class A	413	0.83%	(2,608)
Hanover Insurance Group, Inc.	407	0.79%	(3,420)
Mercury General Corp.	1,070	0.89%	(4,418)
Old Republic International Corp.	2,465	0.85%	(6,483)
Total Financial			2,410

Technology
Apple, Inc.	496	1.05%	32,365
Microsoft Corp.	244	1.03%	26,092
NetApp, Inc.	588	0.79%	9,203
Seagate Technology Holdings plc	287	0.35%	8,397
Texas Instruments, Inc.	126	0.36%	6,599
NVIDIA Corp.	79	0.24%	4,784
HP, Inc.	1,157	0.47%	4,591
CSG Systems International, Inc.	1,284	0.93%	3,299
Oracle Corp.	512	0.67%	3,281
Progress Software Corp.	1,224	0.90%	2,595
Accenture plc — Class A	36	0.17%	2,294
ExlService Holdings, Inc.	123	0.23%	2,014
Broadcom, Inc.	24	0.17%	1,742
Cadence Design Systems, Inc.	74	0.17%	1,672
Intel Corp.	620	0.49%	1,421
Cirrus Logic, Inc.	672	0.83%	1,220
QUALCOMM, Inc.	85	0.16%	1,111
Intuit, Inc.	22	0.18%	219
salesforce.com, Inc.	47	0.19%	205
Cerner Corp.	165	0.17%	133
Rambus, Inc.	2,463	0.82%	(139)
Lumentum Holdings, Inc.	331	0.41%	(217)
Applied Materials, Inc.	120	0.23%	(831)
CommVault Systems, Inc.	152	0.17%	(1,339)
Adobe, Inc.	18	0.16%	(1,709)
Dropbox, Inc. — Class A	666	0.29%	(2,121)
Xperi Holding Corp.	1,116	0.31%	(2,379)
Qorvo, Inc.	177	0.44%	(3,520)
Kulicke & Soffa Industries, Inc.	263	0.23%	(3,983)
Total Technology			96,999

Consumer, Non-cyclical
Innoviva, Inc.	4,050	1.01%	8,715
Eagle Pharmaceuticals, Inc.	853	0.71%	8,586
Bio-Rad Laboratories, Inc. — Class A	56	0.63%	7,764
McKesson Corp.	105	0.31%	7,012
United Therapeutics Corp.	184	0.51%	4,981
Prestige Consumer Healthcare, Inc.	558	0.47%	4,689
H&R Block, Inc.	2,415	0.90%	4,416
Pfizer, Inc.	593	0.38%	4,267
Molson Coors Beverage Co. — Class B	451	0.31%	3,963

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Enanta Pharmaceuticals, Inc.	264	0.22%	$3,943
Thermo Fisher Scientific, Inc.	22	0.19%	3,893
Regeneron Pharmaceuticals, Inc.	32	0.29%	3,884
Blueprint Medicines Corp.	272	0.42%	3,883
Coherus Biosciences, Inc.	2,079	0.50%	2,693
Johnson & Johnson	85	0.21%	2,601
UnitedHealth Group, Inc.	30	0.18%	2,534
Procter & Gamble Co.	86	0.18%	2,467
Abbott Laboratories	96	0.17%	2,073
PerkinElmer, Inc.	173	0.45%	2,049
Quest Diagnostics, Inc.	398	0.87%	1,652
Hershey Co.	74	0.19%	1,091
Vector Group Ltd.	878	0.17%	908
Zoetis, Inc.	73	0.21%	698
Gilead Sciences, Inc.	908	0.95%	583
Hologic, Inc.	617	0.68%	575
Bruker Corp.	208	0.24%	486
Amgen, Inc.	221	0.70%	298
Merck & Company, Inc.	575	0.65%	(131)
AbbVie, Inc.	112	0.18%	(392)
Exelixis, Inc.	962	0.30%	(471)
PepsiCo, Inc.	79	0.18%	(532)
Vanda Pharmaceuticals, Inc.	1,897	0.49%	(583)
EVERTEC, Inc.	1,030	0.70%	(692)
Grand Canyon Education, Inc.	177	0.23%	(840)
Sage Therapeutics, Inc.	343	0.23%	(847)
Coca-Cola Co.	220	0.17%	(1,020)
Danaher Corp.	37	0.17%	(1,032)
Perdoceo Education Corp.	4,101	0.65%	(1,141)
PayPal Holdings, Inc.	43	0.17%	(1,268)
Eli Lilly & Co.	48	0.17%	(1,401)
Vertex Pharmaceuticals, Inc.	103	0.28%	(1,462)
Amphastar Pharmaceuticals, Inc.	1,247	0.35%	(1,496)
Laboratory Corporation of America Holdings	69	0.29%	(1,618)
Philip Morris International, Inc.	466	0.66%	(1,631)
Corcept Therapeutics, Inc.	1,428	0.42%	(2,889)
USANA Health Sciences, Inc.	532	0.73%	(3,410)
John B Sanfilippo & Son, Inc.	734	0.90%	(4,024)
Bristol-Myers Squibb Co.	1,025	0.91%	(4,557)
Incyte Corp.	393	0.40%	(5,161)
Herbalife Nutrition Ltd.	579	0.37%	(5,624)
Total Consumer, Non-cyclical			48,482

Communications
Alphabet, Inc. — Class C	19	0.76%	24,666
Amazon.com, Inc.	14	0.69%	12,465
Facebook, Inc. — Class A	79	0.40%	10,759
Cisco Systems, Inc.	1,186	0.97%	5,834
Viavi Solutions, Inc.	3,599	0.85%	4,082
Juniper Networks, Inc.	997	0.41%	3,848
Ciena Corp.	266	0.20%	1,676
VeriSign, Inc.	109	0.33%	1,280
Walt Disney Co.	67	0.17%	932
Fox Corp. — Class A	389	0.23%	930
F5 Networks, Inc.	104	0.31%	694
Netflix, Inc.	21	0.19%	408
Nexstar Media Group, Inc. — Class A	137	0.31%	223
Verizon Communications, Inc.	299	0.24%	(536)
World Wrestling Entertainment, Inc. — Class A	354	0.30%	(585)
InterDigital, Inc.	362	0.37%	(672)
Yelp, Inc. — Class A	730	0.41%	(1,069)
Arista Networks, Inc.	53	0.27%	(1,081)
Comcast Corp. — Class A	202	0.17%	(1,158)
Cogent Communications Holdings, Inc.	351	0.37%	(1,975)
Telephone & Data Systems, Inc.	760	0.22%	(2,887)
Omnicom Group, Inc.	858	0.93%	(3,133)
Total Communications			54,701

Utilities
UGI Corp.	1,242	0.79%	3,697
IDACORP, Inc.	543	0.84%	3,150
Public Service Enterprise Group, Inc.	460	0.42%	2,797
Southern Co.	475	0.44%	2,523
American States Water Co.	575	0.74%	1,511
Sempra Energy	150	0.28%	(10)
DTE Energy Co.	334	0.56%	(374)
CMS Energy Corp.	783	0.70%	(607)
Chesapeake Utilities Corp.	442	0.79%	(797)
National Fuel Gas Co.	1,195	0.94%	(808)
MGE Energy, Inc.	721	0.79%	(2,264)
Total Utilities			8,818

Energy
Equitrans Midstream Corp.	1,710	0.26%	1,989
Exxon Mobil Corp.	228	0.20%	890
Antero Midstream Corp.	1,485	0.23%	(21)
Total Energy			2,858

Basic Materials
NewMarket Corp.	76	0.39%	392

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Linde plc	39	0.17%	$(871)
Royal Gold, Inc.	110	0.16%	(1,978)
Ingevity Corp.	198	0.21%	(2,341)
Reliance Steel & Aluminum Co.	132	0.28%	(4,019)
Nucor Corp.	291	0.43%	(4,785)
Total Basic Materials			(13,602)
Total GS Equity Long Custom Basket			223,073

GS EQUITY SHORT CUSTOM BASKET
Financial
Americold Realty Trust	3,029	(1.29)%	26,545
JBG SMITH Properties	2,650	(1.15)%	8,914
Digital Realty Trust, Inc.	689	(1.49)%	8,816
Safehold, Inc.	577	(0.62)%	7,612
Crown Castle International Corp.	171	(0.45)%	3,579
Equitable Holdings, Inc.	2,003	(0.89)%	2,729
State Street Corp.	1,409	(1.79)%	2,642
CyrusOne, Inc.	790	(0.92)%	2,536
Ventas, Inc.	568	(0.47)%	2,118
Welltower, Inc.	1,517	(1.88)%	2,010
Apartment Income REIT Corp.	513	(0.38)%	1,605
Healthpeak Properties, Inc.	2,229	(1.12)%	1,340
Alexandria Real Estate Equities, Inc.	424	(1.22)%	1,315
Host Hotels & Resorts, Inc.	7,861	(1.93)%	126
Wells Fargo & Co.	685	(0.48)%	(727)
Lincoln National Corp.	912	(0.94)%	(847)
Bank of America Corp.	2,069	(1.32)%	(1,448)
Outfront Media, Inc.	2,371	(0.90)%	(1,883)
JPMorgan Chase & Co.	456	(1.12)%	(1,904)
Sunstone Hotel Investors, Inc.	7,770	(1.39)%	(2,022)
Pebblebrook Hotel Trust	2,881	(0.97)%	(2,239)
Apple Hospitality REIT, Inc.	2,489	(0.59)%	(2,382)
Howard Hughes Corp.	724	(0.95)%	(3,745)
Comerica, Inc.	616	(0.74)%	(4,194)
UDR, Inc.	2,146	(1.71)%	(7,131)
Western Alliance Bancorporation	646	(1.06)%	(7,191)
Equinix, Inc.	145	(1.72)%	(9,010)
Rayonier, Inc.	1,624	(0.87)%	(9,669)
First Republic Bank	364	(1.05)%	(10,646)
Rexford Industrial Realty, Inc.	1,285	(1.10)%	(21,127)
Sun Communities, Inc.	585	(1.63)%	(25,869)
Total Financial			(40,147)

Consumer, Non-cyclical
Teladoc Health, Inc.	562	(1.07)%	9,925
ManpowerGroup, Inc.	797	(1.30)%	9,081
Brink’s Co.	475	(0.45)%	6,140
Guardant Health, Inc.	564	(1.06)%	944
CoStar Group, Inc.	1,530	(1.98)%	761
Sysco Corp.	461	(0.54)%	(458)
Total Consumer, Non-cyclical			26,393

Technology
Clarivate plc	2,930	(0.96)%	13,705
Coupa Software, Inc.	222	(0.73)%	10,443
DocuSign, Inc.	107	(0.41)%	5,553
Splunk, Inc.	294	(0.64)%	4,001
Twilio, Inc. — Class A	83	(0.40)%	3,968
Everbridge, Inc.	226	(0.51)%	3,476
KBR, Inc.	3,306	(1.96)%	2,026
Zscaler, Inc.	136	(0.54)%	(153)
Smartsheet, Inc. — Class A	377	(0.39)%	(2,493)
Ceridian HCM Holding, Inc.	385	(0.65)%	(7,469)
Total Technology			33,057

Consumer, Cyclical
United Airlines Holdings, Inc.	2,850	(2.04)%	12,453
JetBlue Airways Corp.	6,825	(1.57)%	11,692
Freshpet, Inc.	407	(0.87)%	7,053
DraftKings, Inc. — Class A	529	(0.38)%	6,592
Spirit Airlines, Inc.	1,740	(0.68)%	2,259
Alaska Air Group, Inc.	1,579	(1.39)%	1,520
Delta Air Lines, Inc.	3,243	(2.08)%	1,211
Southwest Airlines Co.	2,132	(1.65)%	(2,280)
American Airlines Group, Inc.	6,463	(1.99)%	(7,267)
Royal Caribbean Cruises Ltd.	802	(1.07)%	(7,915)
Total Consumer, Cyclical			25,318

Communications
Okta, Inc.	240	(0.86)%	5,414
Uber Technologies, Inc.	1,472	(0.99)%	3,495
Chewy, Inc. — Class A	360	(0.37)%	3,141
Anaplan, Inc.	596	(0.55)%	944
Lyft, Inc. — Class A	869	(0.70)%	(4,985)
Total Communications			8,009

Energy
Schlumberger N.V.	2,424	(1.08)%	12,961
Sunrun, Inc.	767	(0.51)%	1,337
Helmerich & Payne, Inc.	1,003	(0.41)%	(634)
Phillips 66	1,793	(1.89)%	(1,481)
NOV, Inc.	2,015	(0.40)%	(2,448)
Hess Corp.	405	(0.48)%	(3,378)
Patterson-UTI Energy, Inc.	5,632	(0.76)%	(7,009)
Pioneer Natural Resources Co.	810	(2.03)%	(7,892)
Valero Energy Corp.	1,939	(2.06)%	(12,253)

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Devon Energy Corp.	1,274	(0.68)%	$(13,090)
Range Resources Corp.	2,611	(0.89)%	(13,787)
Diamondback Energy, Inc.	742	(1.05)%	(14,683)
Halliburton Co.	5,996	(1.95)%	(14,825)
Total Energy			(77,182)

Industrial
Stericycle, Inc.	1,663	(1.70)%	9,884
Jacobs Engineering Group, Inc.	965	(1.92)%	6,858
US Ecology, Inc.	1,112	(0.54)%	5,740
Harsco Corp.	3,172	(0.81)%	3,925
Boeing Co.	472	(1.56)%	2,839
TransDigm Group, Inc.	70	(0.66)%	427
General Electric Co.	255	(0.39)%	(299)
Waste Management, Inc.	826	(1.85)%	(10,433)
Republic Services, Inc. — Class A	1,041	(1.88)%	(11,383)
Tetra Tech, Inc.	332	(0.74)%	(16,168)
Casella Waste Systems, Inc. — Class A	1,522	(1.74)%	(29,665)
Total Industrial			(38,275)

Utilities
ONE Gas, Inc.	1,483	(1.41)%	20,210
Atmos Energy Corp.	1,351	(1.79)%	16,578
Edison International	2,232	(1.86)%	5,335
CenterPoint Energy, Inc.	1,369	(0.51)%	1,745
Total Utilities			43,868

Basic Materials
International Flavors & Fragrances, Inc.	761	(1.53)%	11,945
Total GS Equity Short Custom Basket			$(7,014)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2021.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
LONG SHORT EQUITY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,388,026	$—	$—	$15,388,026
Money Market Fund	650,874	—	—	650,874
Equity Custom Basket Swap Agreements**	—	444,024	—	444,024
Total Assets	$16,038,900	$444,024	$—	$16,482,924

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$19,658	$—	$19,658

**	This derivative is reported as unrealized appreciation/depreciation at period end.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $14,981,612)	$16,038,900
Cash	101,110
Unrealized appreciation on OTC swap agreements	444,024
Receivables:
Dividends	22,903
Fund shares sold	96
Securities lending income	9
Total assets	16,607,042

Liabilities:
Unrealized depreciation on OTC swap agreements	19,658
Payable for:
Swap settlement	214,256
Management fees	12,673
Transfer agent and administrative fees	3,788
Distribution and service fees	3,225
Portfolio accounting fees	1,408
Trustees’ fees*	154
Fund shares redeemed	11
Miscellaneous	13,495
Total liabilities	268,668
Commitments and contingent liabilities (Note 11)	—
Net assets	$16,338,374

Net assets consist of:
Paid in capital	$17,835,375
Total distributable earnings (loss)	(1,497,001)
Net assets	$16,338,374

A-Class:
Net assets	$7,425,565
Capital shares outstanding	396,342
Net asset value per share	$18.74
Maximum offering price per share (Net asset value divided by 95.25%)	$19.67

C-Class:
Net assets	$331,063
Capital shares outstanding	20,269
Net asset value per share	$16.33

P-Class:
Net assets	$6,192,563
Capital shares outstanding	329,490
Net asset value per share	$18.79

Institutional Class:
Net assets	$2,389,183
Capital shares outstanding	124,008
Net asset value per share	$19.27

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends	$175,103
Income from securities lending, net	41
Total investment income	175,144

Expenses:
Management fees	77,627
Distribution and service fees:
A-Class	9,993
C-Class	1,807
P-Class	8,119
Transfer agent and administrative fees	24,211
Portfolio accounting fees	8,625
Professional fees	3,060
Trustees’ fees*	1,251
Custodian fees	1,130
Miscellaneous	5,635
Total expenses	141,458
Net investment income	33,686

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,636,195
Swap agreements	(1,642,197)
Net realized gain	993,998
Net change in unrealized appreciation (depreciation) on:
Investments	(1,894,814)
Swap agreements	656,368
Net change in unrealized appreciation (depreciation)	(1,238,446)
Net realized and unrealized loss	(244,448)
Net decrease in net assets resulting from operations	$(210,762)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$33,686	$97,883
Net realized gain (loss) on investments	993,998	(798,753)
Net change in unrealized appreciation (depreciation) on investments	(1,238,446)	5,450,564
Net increase (decrease) in net assets resulting from operations	(210,762)	4,749,694

Distributions to shareholders:
A-Class	—	(34,330)
P-Class	—	(28,015)
Institutional Class	—	(12,375)
Total distributions to shareholders	—	(74,720)

Capital share transactions:
Proceeds from sale of shares
A-Class	104,200	196,419
C-Class	11,800	8,000
P-Class	249,894	288,465
Institutional Class	253,642	204,066
Distributions reinvested
A-Class	—	33,556
P-Class	—	25,294
Institutional Class	—	12,308
Cost of shares redeemed
A-Class	(636,803)	(1,413,489)
C-Class	(53,994)	(328,519)
P-Class	(387,916)	(1,001,225)
Institutional Class	(75,407)	(367,376)
Net decrease from capital share transactions	(534,584)	(2,342,501)
Net increase (decrease) in net assets	(745,346)	2,332,473

Net assets:
Beginning of period	17,083,720	14,751,247
End of period	$16,338,374	$17,083,720

Capital share activity:
Shares sold
A-Class	5,405	11,844
C-Class	714	564
P-Class	12,669	16,987
Institutional Class	12,578	12,752
Shares issued from reinvestment of distributions
A-Class	—	1,950
P-Class	—	1,465
Institutional Class	—	697
Shares redeemed
A-Class	(32,870)	(87,189)
C-Class	(3,185)	(23,557)
P-Class	(20,054)	(60,649)
Institutional Class	(3,829)	(22,057)
Net decrease in shares	(28,572)	(147,193)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$18.98	$14.12	$16.20	$17.41	$15.80	$15.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.10	.09	.10	— [c]	(.09)
Net gain (loss) on investments (realized and unrealized)	(.28)	4.84	(2.04)	(1.02)	1.61	.63
Total from investment operations	(.24)	4.94	(1.95)	(.92)	1.61	.54
Less distributions from:
Net investment income	—	(.08)	(.13)	—	—	—
Return of capital	—	—	—	(.29)	—	—
Total distributions	—	(.08)	(.13)	(.29)	—	—
Net asset value, end of period	$18.74	$18.98	$14.12	$16.20	$17.41	$15.80

Total Return[d]	(1.26%)	35.04%	(12.15%)	(5.31%)	10.19%	3.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,426	$8,044	$7,021	$10,143	$4,012	$4,615
Ratios to average net assets:
Net investment income (loss)	0.37%	0.61%	0.58%	0.58%	0.01%	(0.59%)
Total expenses[e,f]	1.66%	1.75%	1.78%	1.78%	1.77%	2.25%
Portfolio turnover rate	106%	162%	119%	170%	328%	223%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$16.61	$12.39	$14.21	$15.43	$14.11	$13.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.02)	(.02)	(.07)	(.11)	(.18)
Net gain (loss) on investments (realized and unrealized)	(.25)	4.24	(1.80)	(.86)	1.43	.57
Total from investment operations	(.28)	4.22	(1.82)	(.93)	1.32	.39
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	—	—	—	—	—
Return of capital	—	—	—	(.29)	—	—
Total distributions	—	—	—	(.29)	—	—
Net asset value, end of period	$16.33	$16.61	$12.39	$14.21	$15.43	$14.11

Total Return[d]	(1.69%)	34.06%	(12.81%)	(6.00%)	9.36%	2.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$331	$378	$567	$1,424	$11,394	$13,235
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.16%)	(0.18%)	(0.43%)	(0.74%)	(1.30%)
Total expenses[e,f]	2.41%	2.51%	2.53%	2.50%	2.52%	2.98%
Portfolio turnover rate	106%	162%	119%	170%	328%	223%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$19.04	$14.17	$16.25	$17.47	$15.86	$15.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.10	.09	.08	— [c]	(.09)
Net gain (loss) on investments (realized and unrealized)	(.29)	4.85	(2.04)	(1.01)	1.61	.64
Total from investment operations	(.25)	4.95	(1.95)	(.93)	1.61	.55
Less distributions from:
Net investment income	—	(.08)	(.13)	—	—
Net realized gains	—	—	—	—	—
Return of capital	—	—	—	(.29)	—	—
Total distributions	—	(.08)	(.13)	(.29)	—	—
Net asset value, end of period	$18.79	$19.04	$14.17	$16.25	$17.47	$15.86

Total Return	(1.31%)	35.09%	(12.17%)	(5.35%)	10.15%	3.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,193	$6,415	$5,370	$9,303	$12,614	$13,779
Ratios to average net assets:
Net investment income (loss)	0.37%	0.61%	0.57%	0.47%	0.01%	(0.58%)
Total expenses[e,f]	1.66%	1.75%	1.78%	1.77%	1.76%	2.24%
Portfolio turnover rate	106%	162%	119%	170%	328%	223%

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$19.50	$14.49	$16.60	$17.79	$16.11	$15.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.15	.14	.12	.05	(.03)
Net gain (loss) on investments (realized and unrealized)	(.29)	4.97	(2.10)	(1.02)	1.63	.64
Total from investment operations	(.23)	5.12	(1.96)	(.90)	1.68	.61
Less distributions from:
Net investment income	—	(.11)	(.15)	—	—	—
Return of capital	—	—	—	(.29)	—	—
Total distributions	—	(.11)	(.15)	(.29)	—	—
Net asset value, end of period	$19.27	$19.50	$14.49	$16.60	$17.79	$16.11

Total Return	(1.18%)	35.47%	(11.96%)	(5.08%)	10.43%	3.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,389	$2,247	$1,794	$2,018	$2,722	$1,990
Ratios to average net assets:
Net investment income (loss)	0.63%	0.86%	0.85%	0.72%	0.31%	(0.20%)
Total expenses[e,f]	1.41%	1.50%	1.53%	1.51%	1.50%	1.96%
Portfolio turnover rate	106%	162%	119%	170%	328%	223%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years or periods presented was as follows:

	09/30/21	03/31/21	03/31/20	03/31/19	03/31/18	03/31/17
A-Class	1.66%	1.75%	1.78%	1.78%	1.68%	1.67%
C-Class	2.41%	2.51%	2.53%	2.50%	2.44%	2.42%
P-Class	1.66%	1.75%	1.78%	1.77%	1.69%	1.67%
Institutional Class	1.41%	1.50%	1.53%	1.51%	1.43%	1.43%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

Country	% of Long-Term Investments
Taiwan, Province of China	23.4%
China	22.0%
Cayman Islands	17.0%
India	15.8%
Brazil	11.0%
Republic of Korea	4.2%
Mexico	3.3%
Other	3.3%
Total Long-Term Investments	100.0%

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11.8%
Alibaba Group Holding Ltd. ADR	10.2%
HDFC Bank Ltd. ADR	3.7%
Infosys Ltd. ADR	2.8%
JD.com, Inc. ADR	2.4%
Vale S.A. ADR	2.1%
NIO, Inc. ADR	1.8%
ICICI Bank Ltd. ADR	1.8%
Baidu, Inc. ADR	1.6%
Pinduoduo, Inc. ADR	1.5%
Top Ten Total	39.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(28.28%)	0.11%	8.60%	2.79%
A-Class Shares with sales charge‡	(31.69%)	(4.65%)	7.55%	2.29%
C-Class Shares	(28.56%)	(0.64%)	7.79%	2.08%
C-Class Shares with CDSC§	(29.27%)	(1.63%)	7.79%	2.08%
H-Class Shares	(28.29%)	0.10%	8.57%	2.77%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%
BNY Mellon Emerging Markets 50 ADR Index	(13.61%)	4.26%	8.69%	5.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The BNY Mellon Emerging Markets 50 ADR Index and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 58.3%

Communications - 18.9%
Alibaba Group Holding Ltd. ADR*	2,816	$416,909
JD.com, Inc. ADR*	1,371	99,041
Baidu, Inc. ADR*	416	63,960
Pinduoduo, Inc. ADR*	670	60,749
America Movil SAB de CV — Class L ADR	1,774	31,347
Chunghwa Telecom Company Ltd. ADR[1]	581	22,827
Trip.com Group Ltd. ADR*	705	21,679
Telkom Indonesia Persero Tbk PT ADR	726	18,440
SK Telecom Company Ltd. ADR*	485	14,599
GDS Holdings Ltd. ADR*	174	9,850
Grupo Televisa SAB ADR	773	8,488
Vipshop Holdings Ltd. ADR*	568	6,327
Total Communications		774,216

Technology - 18.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,322	482,551
Infosys Ltd. ADR	5,111	113,719
NetEase, Inc. ADR	553	47,226
United Microelectronics Corp. ADR[1]	3,530	40,348
Bilibili, Inc. ADR*,1	332	21,969
ASE Technology Holding Company Ltd. ADR	2,611	20,497
Wipro Ltd. ADR	2,260	19,956
Total Technology		746,266

Financial - 8.9%
HDFC Bank Ltd. ADR	2,085	152,393
ICICI Bank Ltd. ADR	3,917	73,914
Itau Unibanco Holding S.A. ADR	7,403	39,014
Banco Bradesco S.A. ADR	7,407	28,369
KB Financial Group, Inc. ADR	597	27,707
Shinhan Financial Group Company Ltd. ADR[1]	789	26,565
China Life Insurance Company Ltd. ADR[1]	2,273	18,547
Total Financial		366,509

Basic Materials - 4.9%
Vale S.A. ADR	6,136	85,597
POSCO ADR	463	31,933
Sasol Ltd. ADR*	883	16,636
Sibanye Stillwater Ltd. ADR	1,056	13,031
Suzano S.A. ADR*	1,206	12,060
Sociedad Quimica y Minera de Chile S.A. ADR	218	11,711
Gold Fields Ltd. ADR	1,356	11,011
AngloGold Ashanti Ltd. ADR	638	10,201
Gerdau S.A. ADR	1,751	8,615
Total Basic Materials		200,795

Consumer, Non-cyclical - 2.6%
BeiGene Ltd. ADR*	79	28,677
Fomento Economico Mexicano SAB de CV ADR	281	24,368
Ambev S.A. ADR	6,734	18,586
Dr Reddy’s Laboratories Ltd. ADR	186	12,116
Zai Lab Ltd. ADR*	106	11,171
Natura & Company Holding S.A. ADR*,1	643	10,706
Total Consumer, Non-cyclical		105,624

Consumer, Cyclical - 2.4%
NIO, Inc. ADR*	2,080	74,110
Tata Motors Ltd. ADR*,1	538	12,057
Huazhu Group Ltd. ADR*	225	10,318
Total Consumer, Cyclical		96,485

Energy - 1.5%
Petroleo Brasileiro S.A. ADR	2,842	29,386
China Petroleum & Chemical Corp. ADR	390	19,177
PetroChina Company Ltd. ADR[1]	322	15,063
Total Energy		63,626

Industrial - 0.9%
ZTO Express Cayman, Inc. ADR	645	19,776
Cemex SAB de CV ADR*	2,312	16,577
Total Industrial		36,353

Total Common Stocks
(Cost $2,061,235)		2,389,874

PREFERRED STOCKS† - 0.9%
Energy - 0.9%
Petroleo Brasileiro S.A. ADR	3,509	35,090
Total Preferred Stocks
(Cost $28,188)		35,090

	Face Amount
REPURCHASE AGREEMENTS††,2 - 38.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	$884,762	884,762
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	343,775	343,775
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	343,775	343,775
Total Repurchase Agreements
(Cost $1,572,312)		1,572,312

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2021
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[5]	111,472	$111,472
Total Securities Lending Collateral
(Cost $111,472)		111,472

Total Investments - 100.2%
(Cost $3,773,207)		$4,108,748
Other Assets & Liabilities, net - (0.2)%		(8,587)
Total Net Assets - 100.0%		$4,100,161

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	11/04/21	641	$1,965,674	$(18,203)
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	Pay	0.69% (1 Month USD LIBOR + 0.60%)	At Maturity	11/04/21	1,229	3,767,494	(156,185)
							$5,733,168	$(174,388)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of September 30, 2021.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,389,874	$—	$—	$2,389,874
Preferred Stocks	35,090	—	—	35,090
Repurchase Agreements	—	1,572,312	—	1,572,312
Securities Lending Collateral	111,472	—	—	111,472
Total Assets	$2,536,436	$1,572,312	$—	$4,108,748

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$174,388	$—	$174,388

**	This derivative is reported as unrealized appreciation/depreciation at period end.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value - including $108,881 of securities loaned (cost $2,200,895)	$2,536,436
Repurchase agreements, at value (cost $1,572,312)	1,572,312
Cash	944
Receivables:
Fund shares sold	587,362
Dividends	18,181
Securities lending income	43
Total assets	4,715,278

Liabilities:
Unrealized depreciation on OTC swap agreements	174,388
Payable for:
Swap settlement	168,793
Fund shares redeemed	146,301
Return of securities lending collateral	111,472
Management fees	3,504
Distribution and service fees	1,236
Transfer agent and administrative fees	1,048
Portfolio accounting fees	584
Trustees’ fees*	64
Miscellaneous	7,727
Total liabilities	615,117
Commitments and contingent liabilities (Note 11)	—
Net assets	$4,100,161

Net assets consist of:
Paid in capital	$16,953,788
Total distributable earnings (loss)	(12,853,627)
Net assets	$4,100,161

A-Class:
Net assets	$280,476
Capital shares outstanding	3,362
Net asset value per share	$83.43
Maximum offering price per share (Net asset value divided by 95.25%)	$87.59

C-Class:
Net assets	$379,271
Capital shares outstanding	4,873
Net asset value per share	$77.83

H-Class:
Net assets	$3,440,414
Capital shares outstanding	41,251
Net asset value per share	$83.40

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Dividends (net of foreign withholding tax of $2,651)	$59,819
Interest	243
Income from securities lending, net	233
Total investment income	60,295

Expenses:
Management fees	30,448
Distribution and service fees:
A-Class	575
C-Class	2,243
H-Class	7,324
Transfer agent and administrative fees	9,571
Portfolio accounting fees	5,076
Professional fees	1,550
Trustees’ fees*	593
Custodian fees	452
Line of credit fees	54
Miscellaneous	2,861
Total expenses	60,747
Net investment loss	(452)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(505,542)
Swap agreements	(1,991,565)
Net realized loss	(2,497,107)
Net change in unrealized appreciation (depreciation) on:
Investments	(324,155)
Swap agreements	724,539
Net change in unrealized appreciation (depreciation)	400,384
Net realized and unrealized loss	(2,096,723)
Net decrease in net assets resulting from operations	$(2,097,175)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(452)	$(81,228)
Net realized gain (loss) on investments	(2,497,107)	4,340,653
Net change in unrealized appreciation (depreciation) on investments	400,384	(166,042)
Net increase (decrease) in net assets resulting from operations	(2,097,175)	4,093,383

Capital share transactions:
Proceeds from sale of shares
A-Class	478,085	8,376,517
C-Class	290,348	412,755
H-Class	72,351,234	119,205,321
Cost of shares redeemed
A-Class	(723,398)	(9,178,674)
C-Class	(221,330)	(426,896)
H-Class	(73,881,718)	(116,830,877)
Net increase (decrease) from capital share transactions	(1,706,779)	1,558,146
Net increase (decrease) in net assets	(3,803,954)	5,651,529

Net assets:
Beginning of period	7,904,115	2,252,586
End of period	$4,100,161	$7,904,115

Capital share activity:
Shares sold
A-Class	4,511	77,226
C-Class	2,907	4,706
H-Class	685,001	1,339,008
Shares redeemed
A-Class	(6,711)	(85,834)
C-Class	(2,160)	(4,440)
H-Class	(702,283)	(1,313,520)
Net increase (decrease) in shares	(18,735)	17,146

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$116.33	$44.29	$71.02	$87.20	$60.99	$44.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.94)	.17	.40	(.24)	(.48)
Net gain (loss) on investments (realized and unrealized)	(32.91)	72.98	(26.42)	(16.58)	26.45	16.68
Total from investment operations	(32.90)	72.04	(26.25)	(16.18)	26.21	16.20
Less distributions from:
Net investment income	—	—	(.48)	—	—	—
Total distributions	—	—	(.48)	—	—	—
Net asset value, end of period	$83.43	$116.33	$44.29	$71.02	$87.20	$60.99

Total Return[c]	(28.28%)	162.66%	(37.27%)	(18.56%)	42.97%	36.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$280	$647	$628	$2,247	$3,187	$628
Ratios to average net assets:
Net investment income (loss)	0.02%	(1.10%)	0.25%	0.54%	(0.30%)	(0.96%)
Total expenses	1.75%	1.83%	1.86%	1.84%	1.76%	1.76%
Portfolio turnover rate	178%	632%	974%	1,978%	1,006%	2,568%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$108.94	$41.79	$67.53	$83.55	$58.90	$43.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(1.69)	(.28)	(.22)	(.61)	(.79)
Net gain (loss) on investments (realized and unrealized)	(30.85)	68.84	(24.98)	(15.80)	25.26	16.13
Total from investment operations	(31.11)	67.15	(25.26)	(16.02)	24.65	15.34
Less distributions from:
Net investment income	—	—	(.48)	—	—	—
Total distributions	—	—	(.48)	—	—	—
Net asset value, end of period	$77.83	$108.94	$41.79	$67.53	$83.55	$58.90

Total Return[c]	(28.56%)	160.68%	(37.73%)	(19.17%)	41.87%	35.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$379	$449	$161	$423	$522	$361
Ratios to average net assets:
Net investment income (loss)	(0.52%)	(1.95%)	(0.44%)	(0.33%)	(0.82%)	(1.55%)
Total expenses	2.50%	2.57%	2.60%	2.59%	2.56%	2.50%
Portfolio turnover rate	178%	632%	974%	1,978%	1,006%	2,568%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$116.30	$44.29	$71.02	$87.21	$61.01	$44.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(1.28)	(.05)	.50	(.25)	(.42)
Net gain (loss) on investments (realized and unrealized)	(32.91)	73.29	(26.20)	(16.69)	26.45	16.59
Total from investment operations	(32.90)	72.01	(26.25)	(16.19)	26.20	16.17
Less distributions from:
Net investment income	—	—	(.48)	—	—	—
Total distributions	—	—	(.48)	—	—	—
Net asset value, end of period	$83.40	$116.30	$44.29	$71.02	$87.21	$61.01

Total Return	(28.29%)	162.59%	(37.27%)	(18.56%)	42.95%	36.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,440	$6,808	$1,464	$6,636	$27,270	$6,698
Ratios to average net assets:
Net investment income (loss)	0.02%	(1.29%)	(0.07%)	0.71%	(0.32%)	(0.82%)
Total expenses	1.75%	1.81%	1.87%	1.85%	1.77%	1.76%
Portfolio turnover rate	178%	632%	974%	1,978%	1,006%	2,568%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	22.83%	(25.54%)	(27.00%)	(22.05%)
A-Class Shares with sales charge‡	17.00%	(29.06%)	(27.71%)	(22.43%)
C-Class Shares	23.47%	(25.35%)	(27.20%)	(22.24%)
C-Class Shares with CDSC§	22.47%	(26.10%)	(27.20%)	(22.24%)
H-Class Shares	22.89%	(24.39%)	(26.77%)	(21.99%)
S&P 500 Index	9.18%	30.00%	16.90%	16.63%
BNY Mellon Emerging Markets 50 ADR Index	(13.61%)	4.26%	8.69%	5.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The BNY Mellon Emerging Markets 50 ADR Index and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 39.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[2]	$362,232	$362,232
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[2]	140,746	140,746
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[2]	140,745	140,745
Total Repurchase Agreements
(Cost $643,723)		643,723

Total Investments - 39.8%
(Cost $643,723)		$643,723
Other Assets & Liabilities, net - 60.2%		975,601
Total Net Assets - 100.0%		$1,619,324

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	Receive	0.37% (Federal Funds Rate - 0.45%)	At Maturity	11/04/21	530	$1,624,449	$41,239
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	Receive	0.21% (1 Month USD LIBOR - 0.30%)	At Maturity	11/04/21	531	1,628,714	19,700
							$3,253,163	$60,939

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
INVERSE EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$643,723	$—	$643,723
Equity Index Swap Agreements Sold Short**	—	60,939	—	60,939
Total Assets	$—	$704,662	$—	$704,662

**	This derivative is reported as unrealized appreciation/depreciation at period end.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Repurchase agreements, at value (cost $643,723)	$643,723
Unrealized appreciation on OTC swap agreements	60,939
Receivables:
Fund shares sold	1,146,243
Total assets	1,850,905

Liabilities:
Payable for:
Fund shares redeemed	211,412
Swap settlement	18,513
Management fees	569
Transfer agent and administrative fees	170
Distribution and service fees	164
Portfolio accounting fees	95
Variation margin on futures contracts	24
Trustees’ fees*	5
Miscellaneous	629
Total liabilities	231,581
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,619,324

Net assets consist of:
Paid in capital	$21,402,573
Total distributable earnings (loss)	(19,783,249)
Net assets	$1,619,324

A-Class:
Net assets	$2,348
Capital shares outstanding	154
Net asset value per share	$15.28
Maximum offering price per share (Net asset value divided by 95.25%)	$16.04

C-Class:
Net assets	$11,542
Capital shares outstanding	754
Net asset value per share	$15.31

H-Class:
Net assets	$1,605,434
Capital shares outstanding	104,178
Net asset value per share	$15.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Interest	$93
Total investment income	93

Expenses:
Management fees	2,802
Distribution and service fees:
A-Class	15
C-Class	42
H-Class	754
Transfer agent and administrative fees	868
Portfolio accounting fees	468
Professional fees	62
Custodian fees	40
Trustees’ fees*	36
Miscellaneous	386
Total expenses	5,473
Net investment loss	(5,380)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	106,930
Net realized gain	106,930
Net change in unrealized appreciation (depreciation) on:
Swap agreements	22,564
Net change in unrealized appreciation (depreciation)	22,564
Net realized and unrealized gain	129,494
Net increase in net assets resulting from operations	$124,114

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,380)	$(16,822)
Net realized gain (loss) on investments	106,930	(1,591,476)
Net change in unrealized appreciation (depreciation) on investments	22,564	36,619
Net increase (decrease) in net assets resulting from operations	124,114	(1,571,679)

Capital share transactions:
Proceeds from sale of shares
A-Class	330,933	55,618
C-Class	317,392	256,178
H-Class	36,172,374	66,477,775
Cost of shares redeemed
A-Class	(317,211)	(136,743)
C-Class	(309,999)	(292,788)
H-Class	(35,105,929)	(65,279,241)
Net increase from capital share transactions	1,087,560	1,080,799
Net increase (decrease) in net assets	1,211,674	(490,880)

Net assets:
Beginning of period	407,650	898,530
End of period	$1,619,324	$407,650

Capital share activity:
Shares sold
A-Class	24,150	3,229
C-Class	24,192	11,803
H-Class	2,798,275	3,478,109
Shares redeemed
A-Class	(24,137)	(6,225)
C-Class	(23,882)	(13,555)
H-Class	(2,726,030)	(3,460,171)
Net increase in shares	72,568	13,190

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$12.44	$46.71	$40.57	$39.08	$63.42	$101.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.54)	(.16)	.23	(.28)	(1.42)
Net gain (loss) on investments (realized and unrealized)	2.97	(33.73)	6.64	1.26 [e]	(24.06)	(36.99)
Total from investment operations	2.84	(34.27)	6.48	1.49	(24.34)	(38.41)
Less distributions from:
Net investment income	—	—	(.34)	—	—	—
Total distributions	—	—	(.34)	—	—	—
Net asset value, end of period	$15.28	$12.44	$46.71	$40.57	$39.08	$63.42

Total Return[c]	22.83%	(73.37%)	16.30%	3.81%	(38.35%)	(37.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2	$2	$147	$16	$43	$42
Ratios to average net assets:
Net investment income (loss)	(2.00%)	(1.81%)	(0.37%)	0.51%	(0.64%)	(1.50%)
Total expenses	1.96%	1.86%	1.89%	1.88%	1.76%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$12.40	$46.82	$40.45	$39.34	$64.21	$103.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.69)	(.31)	(.29)	(.74)	(1.88)
Net gain (loss) on investments (realized and unrealized)	3.08	(33.73)	7.02	1.40 [e]	(24.13)	(37.74)
Total from investment operations	2.91	(34.42)	6.71	1.11	(24.87)	(39.62)
Less distributions from:
Net investment income	—	—	(.34)	—	—	—
Total distributions	—	—	(.34)	—	—	—
Net asset value, end of period	$15.31	$12.40	$46.82	$40.45	$39.34	$64.21

Total Return[c]	23.47%	(73.52%)	16.96%	(2.82%)	(38.77%)	(38.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12	$6	$103	$3	$19	$56
Ratios to average net assets:
Net investment income (loss)	(2.42%)	(2.62%)	(1.09%)	(0.63%)	(1.46%)	(2.20%)
Total expenses	2.44%	2.66%	2.79%	2.53%	2.49%	2.48%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$12.54	$46.39	$40.27	$38.77	$63.00	$101.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.42)	.07	.19	(.30)	(1.23)
Net gain (loss) on investments (realized and unrealized)	2.97	(33.43)	6.39	1.31 [e]	(23.93)	(37.05)
Total from investment operations	2.87	(33.85)	6.46	1.50	(24.23)	(38.28)
Less distributions from:
Net investment income	—	—	(.34)	—	—	—
Total distributions	—	—	(.34)	—	—	—
Net asset value, end of period	$15.41	$12.54	$46.39	$40.27	$38.77	$63.00

Total Return	22.89%	(72.97%)	16.40%	3.87%	(38.46%)	(37.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,605	$400	$649	$1,756	$743	$890
Ratios to average net assets:
Net investment income (loss)	(1.71%)	(1.85%)	0.19%	0.42%	(0.68%)	(1.46%)
Total expenses	1.75%	1.89%	1.87%	1.87%	1.77%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse Share Split — Per share amounts for the year ended March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 31, 2016.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2021

EMERGING MARKETS BOND STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Advisor.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 8, 2013
C-Class	October 8, 2013
H-Class	October 8, 2013

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2021

Average Annual Returns*

Periods Ended September 30, 2021

	6 Month†	1 Year	5 Year	Since Inception (10/08/13)
A-Class Shares	1.17%	0.86%	1.29%	1.62%
A-Class Shares with sales charge‡	(3.64%)	(3.94%)	0.31%	1.00%
C-Class Shares	0.80%	0.11%	0.53%	0.80%
C-Class Shares with CDSC§	(0.20%)	(0.88%)	0.53%	0.80%
H-Class Shares	1.18%	0.86%	1.28%	1.56%
ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index	3.42%	4.20%	3.25%	4.85%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021
EMERGING MARKETS BOND STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
0.04% due 10/07/21[1,2]	$3,000	$3,000
Total U.S. Treasury Bills
(Cost $3,000)		3,000

REPURCHASE AGREEMENTS††,3 - 89.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	219,991	219,991
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	85,477	85,477
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	$85,478	$85,478
Total Repurchase Agreements
(Cost $390,946)		390,946

Total Investments - 90.2%
(Cost $393,946)		$393,946
Other Assets & Liabilities, net - 9.8%		42,829
Total Net Assets - 100.0%		$436,775

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	2	Dec 2021	$245,594	$(467)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.EM.36.V1	1.00%	Quarterly	12/20/26	$300,000	$(11,955)	$(10,267)	$(1,688)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Receive	0.68% (Federal Funds Rate + 0.60%)	At Maturity	10/28/21	7,138	$190,370	$143

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CDX.EM.36.V1 — Credit Default Swap Emerging Markets Series 36 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2021
EMERGING MARKETS BOND STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$3,000	$—	$3,000
Repurchase Agreements	—	390,946	—	390,946
Credit Index Swap Agreements**	—	143	—	143
Total Assets	$—	$394,089	$—	$394,089

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$467	$—	$—	$467
Credit Default Swap Agreements**	—	1,688	—	1,688
Total Liabilities	$467	$1,688	$—	$2,155

**	This derivative is reported as unrealized appreciation/depreciation at period end.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

Assets:
Investments, at value (cost $3,000)	$3,000
Repurchase agreements, at value (cost $390,946)	390,946
Segregated cash with broker	53,625
Unrealized appreciation on OTC swap agreements	143
Receivables:
Variation margin on futures contracts	281
Variation margin on credit default swap agreements	187
Protection fees on credit default swap agreements	92
Total assets	448,274

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	10,267
Payable for:
Management fees	379
Distribution and service fees	179
Transfer agent and administrative fees	136
Portfolio accounting fees	76
Trustees’ fees*	5
Swap settlement	4
Miscellaneous	453
Total liabilities	11,499
Commitments and contingent liabilities (Note 11)	—
Net assets	$436,775

Net assets consist of:
Paid in capital	$613,767
Total distributable earnings (loss)	(176,992)
Net assets	$436,775

A-Class:
Net assets	$46,143
Capital shares outstanding	651
Net asset value per share	$70.93
Maximum offering price per share (Net asset value divided by 95.25%)	$74.47

C-Class:
Net assets	$82,511
Capital shares outstanding	1,258
Net asset value per share	$65.59

H-Class:
Net assets	$308,121
Capital shares outstanding	4,373
Net asset value per share	$70.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2021

Investment Income:
Interest	$84
Total investment income	84

Expenses:
Management fees	2,515
Distribution and service fees:
A-Class	59
C-Class	308
H-Class	704
Transfer agent and administrative fees	937
Portfolio accounting fees	504
Professional fees	69
Custodian fees	43
Trustees’ fees*	40
Miscellaneous	270
Total expenses	5,449
Net investment loss	(5,365)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	10,757
Futures contracts	84
Net realized gain	10,841
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(210)
Futures contracts	1,555
Net change in unrealized appreciation (depreciation)	1,345
Net realized and unrealized gain	12,186
Net increase in net assets resulting from operations	$6,821

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,365)	$(16,355)
Net realized gain on investments	10,841	184,128
Net change in unrealized appreciation (depreciation) on investments	1,345	7,784
Net increase in net assets resulting from operations	6,821	175,557

Distributions to shareholders:
A-Class	—	(403)
C-Class	—	(847)
H-Class	—	(6,005)
Total distributions to shareholders	—	(7,255)

Capital share transactions:
Proceeds from sale of shares
A-Class	60,204	344,712
C-Class	35,000	—
H-Class	671,168	5,679,241
Distributions reinvested
A-Class	—	403
C-Class	—	847
H-Class	—	6,005
Cost of shares redeemed
A-Class	(62,860)	(1,470,337)
C-Class	(3,924)	(17,197)
H-Class	(712,229)	(5,743,063)
Net decrease from capital share transactions	(12,641)	(1,199,389)
Net decrease in net assets	(5,820)	(1,031,087)

Net assets:
Beginning of period	442,595	1,473,682
End of period	$436,775	$442,595

Capital share activity:
Shares sold
A-Class	842	4,998
C-Class	520	—
H-Class	9,442	80,788
Shares issued from reinvestment of distributions
A-Class	—	5
C-Class	—	12
H-Class	—	82
Shares redeemed
A-Class	(875)	(21,600)
C-Class	(59)	(255)
H-Class	(9,991)	(80,778)
Net decrease in shares	(121)	(16,748)

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$70.11	$63.93	$74.95	$73.42	$71.93	$72.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.56)	(1.14)	.03	.10	(.55)	(.91)
Net gain (loss) on investments (realized and unrealized)	1.38	8.16	(4.86)	1.43	2.13	3.87
Total from investment operations	.82	7.02	(4.83)	1.53	1.58	2.96
Less distributions from:
Net investment income	—	(.84)	(2.36)	—	(.09)	(3.70)
Net realized gains	—	—	(3.83)	—	—	(.08)
Total distributions	—	(.84)	(6.19)	—	(.09)	(3.78)
Net asset value, end of period	$70.93	$70.11	$63.93	$74.95	$73.42	$71.93

Total Return[c]	1.17%	10.92%	(7.41%)	2.08%	2.18%	4.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46	$48	$1,105	$761	$116	$113
Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.72%)	0.03%	0.14%	(0.74%)	(1.19%)
Total expenses	1.56%	1.74%	1.68%	1.66%	1.58%	1.58%
Portfolio turnover rate	—	—	—	—	—	733%

C-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$65.07	$59.82	$71.05	$70.12	$69.22	$70.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.76)	(1.56)	(.46)	(.54)	(1.06)	(1.10)
Net gain (loss) on investments (realized and unrealized)	1.28	7.65	(4.58)	1.47	2.05	3.56
Total from investment operations	.52	6.09	(5.04)	.93	.99	2.46
Less distributions from:
Net investment income	—	(.84)	(2.36)	—	(.09)	(3.70)
Net realized gains	—	—	(3.83)	—	—	(.08)
Total distributions	—	(.84)	(6.19)	—	(.09)	(3.78)
Net asset value, end of period	$65.59	$65.07	$59.82	$71.05	$70.12	$69.22

Total Return[c]	0.80%	10.10%	(8.13%)	1.33%	1.41%	4.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83	$52	$62	$59	$82	$90
Ratios to average net assets:
Net investment income (loss)	(2.29%)	(2.36%)	(0.61%)	(0.79%)	(1.49%)	(1.54%)
Total expenses	2.31%	2.40%	2.42%	2.37%	2.34%	2.33%
Portfolio turnover rate	—	—	—	—	—	733%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2021[a]	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017
Per Share Data
Net asset value, beginning of period	$69.64	$63.50	$74.52	$72.98	$71.51	$72.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.55)	(1.14)	.15	.23	(.55)	(.28)
Net gain (loss) on investments (realized and unrealized)	1.37	8.12	(4.98)	1.31	2.11	3.38
Total from investment operations	.82	6.98	(4.83)	1.54	1.56	3.10
Less distributions from:
Net investment income	—	(.84)	(2.36)	—	(.09)	(3.70)
Net realized gains	—	—	(3.83)	—	—	(.08)
Total distributions	—	(.84)	(6.19)	—	(.09)	(3.78)
Net asset value, end of period	$70.46	$69.64	$63.50	$74.52	$72.98	$71.51

Total Return	1.18%	10.93%	(7.45%)	2.11%	2.19%	4.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$308	$343	$307	$9,226	$615	$472
Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.61%)	0.20%	0.32%	(0.75%)	(0.38%)
Total expenses	1.56%	1.65%	1.67%	1.70%	1.58%	1.54%
Portfolio turnover rate	—	—	—	—	—	733%

[a]	Unaudited figures for the period ended September 30, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2021, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Long Short Equity Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified

At September 30, 2021, A-Class, C-Class, H-Class, P-Class and Institutional Class shares have been issued by the Funds.

The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, and Emerging Markets Bond Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2021, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures,

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at September 30, 2021.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$336,044	$—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	$7,658,308	$—
Emerging Markets Bond Strategy Fund	Index exposure, Leverage, Liquidity	279,286	—
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,507,585

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure,Liquidity	$11,924,191	$14,988,667

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will

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pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$441,667	$—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2021:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
	Variation margin on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2021:

Asset Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2021
Long Short Equity Fund	$444,024	$—	$—	$444,024
Inverse Emerging Markets 2x Strategy Fund	60,939	—	—	60,939
Emerging Markets Bond Strategy Fund	—	—	143	143

Liability Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2021
Long Short Equity Fund	$19,658	$—	$—	$19,658
Emerging Markets 2x Strategy Fund	174,388	—	—	174,388
Emerging Markets Bond Strategy Fund	—	467	1,688	2,155

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2021:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Long Short Equity Fund	$—	$(1,642,197)	$—	$—	$(1,642,197)
Emerging Markets 2x Strategy Fund	—	(1,991,565)	—	—	(1,991,565)
Inverse Emerging Markets 2x Strategy Fund	—	106,930	—	—	106,930
Emerging Markets Bond Strategy Fund	—	—	84	10,757	10,841

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Long Short Equity Fund	$—	$656,368	$—	$—	$656,368
Emerging Markets 2x Strategy Fund	—	724,539	—	—	724,539
Inverse Emerging Markets 2x Strategy Fund	—	22,564	—	—	22,564
Emerging Markets Bond Strategy Fund	—	—	1,555	(210)	1,345

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities

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of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$444,024	$—	$444,024	$(19,658)	$—	$424,366
Inverse Emerging Markets 2x Strategy Fund	Swap equity contracts	60,939	—	60,939	—	—	60,939
Emerging Markets Bond Strategy Fund	Credit Index Swap Agreements	143	—	143	—	—	143

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$19,658	$—	$19,658	$(19,658)	$—	$—
Emerging Markets 2x Strategy Fund	Swap equity contracts	174,388	—	174,388	(174,388)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2021.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Emerging Markets Bond Strategy Fund	Barclays Bank plc	Credit default swap agreements	$53,625	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Emerging Markets Bond Strategy Fund	0.75%

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2021, GFD retained sales charges of $72,187 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

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MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.50%
Due 10/01/21	$150,861,939	$150,862,148	Due 01/15/23	$150,772,500	$153,879,256

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.13%
Due 10/01/21	58,617,555	58,617,587	Due 12/31/22	59,788,400	59,789,984

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	58,617,555	58,617,604	Due 04/15/22	58,937,372	59,789,963

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Emerging Markets 2x Strategy Fund	$108,881	$(108,881)	$—	$111,472	$—	$111,472

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Long Short Equity Fund	$15,007,131	$1,946,439	$(490,304)	$1,456,135
Emerging Markets 2x Strategy Fund	3,987,631	315,081	(368,352)	(53,271)
Inverse Emerging Markets 2x Strategy Fund	643,723	60,939	—	60,939
Emerging Markets Bond Strategy Fund	393,946	143	(2,155)	(2,012)

Note 9 – Securities Transactions

For the period ended September 30, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$17,748,754	$20,158,836
Emerging Markets 2x Strategy Fund	8,051,951	8,848,698

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The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2021, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Emerging Markets 2x Strategy Fund	$—	$158,645	$423

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 7, 2021, the line of credit agreement was renewed and expires on June 6, 2022. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2021. The Funds did not have any borrowings outstanding under this agreement at September 30, 2021.

The average daily balances borrowed for the period ended September 30, 2021, were as follows:

Fund	Average Daily Balance
Emerging Markets 2x Strategy Fund	$4,268

Note 11 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

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On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. On March 12, 2021, the Solicitor General filed an amicus brief recommending that certiorari be denied. Plaintiffs filed a supplemental brief in response to the Solicitor General’s amicus brief on March 31, 2021, and Defendants filed a supplemental brief on April 1, 2021. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed

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on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund

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●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	NASDAQ-100 Fund	●	Nova Fund
●	Precious Metals Fund*	●	Real Estate Fund
●	Retailing Fund*	●	Russell 2000 1.5x Strategy Fund
●	Russell 2000 Fund	●	S&P 500 Fund
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Long Short Equity Fund**	●	Managed Futures Strategy Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”).1 (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.2 At meetings held by videoconference on April 20, 2021 (the “April Meeting”) and on May 26, 2021 (the “May

[1]

Security Investors also serves as investment adviser to each of Rydex Series Funds Commodities Strategy CFC, Rydex Managed Futures Strategy CFC and Rydex Series Funds Multi-Hedge Strategies CFC (each, a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each, a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Independent Trustees and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

[2]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief, initially provided for a limited period of time, has been extended multiple times and was in effect as of May 26, 2021. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 26, 2021.

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Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee met with a representative of FUSE at the April Meeting to discuss how FUSE determined the appropriate peer groups for the Funds. Thereafter, the Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Tradable Fund is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

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The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal, regulatory and operational risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2020, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2020, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2020, as

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applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2021.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2020, as applicable, noting the Adviser’s view that, in general, such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error in most cases. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2020, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for each of the Commodities Strategy Fund and the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report that includes actively-managed funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year, three-year and one-year periods ended December 31, 2020, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2020, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

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In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 73rd and 79th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the three-year time period was primarily a result of the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value and short exposure to growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings had improved to the 61st and 60th percentiles, respectively.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 79th and 50th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2020, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities, and to poor performance in 2018 as the Fund had exposure to equities which sold off heavily in the fourth quarter. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach (i.e., a combination of passively-managed and actively-managed allocations), resulting in more competitive performance over the three-year and one-year time periods. The Committee also noted that, since 2018, the Fund’s performance has improved. The Committee noted that, as of March 31, 2021, the five-year and three-year performance rankings were in the 66th and 53rd percentiles, respectively.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees, with the exception of the Monthly Rebalance NASDAQ-100 2x Strategy Fund for which the other competitor product suite is directly comparable in this regard. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund. For the Monthly Rebalance NASDAQ-100 2x Strategy Fund, the Committee considered that, although the contractual advisory fee for the Fund’s Class H shares is higher than the contractual advisory fee charged to the peer fund, the Adviser has contractually agreed to cap Fund expenses to ensure that total net expenses are competitive. The Committee noted that the net effective management fee and total net expense ratio for the Fund’s Class H shares were lower than those of the peer fund.

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, although the Fund’s contractual advisory fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s net effective management fee is lower than that of the peer fund and the Fund’s total net expense ratio is close to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving, and intends to continue to waive, all or a portion of its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (43rd percentile) of its peer group. Although the net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (79th percentile) of its peer group, the Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the first quartile (21st percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2020, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2019. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, although Guggenheim’s overall expenses declined in 2020, generally, costs are anticipated to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

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OTHER INFORMATION (Unaudited)(concluded)

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	157	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	157	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	157	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				157	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Trust(the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2020, to March 31, 2021. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 9, 2021

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 9, 2021

*	Print the name and title of each signing officer under his or her signature.